UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04986

Franklin Investors Securities Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway,

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Franklin Convertible Securities Fund
Class A [FISCX]
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Franklin Convertible Securities Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$42	0.83%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$2,954,299,347
Total Number of Portfolio Holdings	74
Portfolio Turnover Rate	5.54%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Convertible Securities Fund	PAGE 1	137-STSR-0626

Franklin Convertible Securities Fund
Class C [FROTX]
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Franklin Convertible Securities Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$80	1.57%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$2,954,299,347
Total Number of Portfolio Holdings	74
Portfolio Turnover Rate	5.54%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Convertible Securities Fund	PAGE 1	237-STSR-0626

Franklin Convertible Securities Fund
Class R6 [FCSKX]
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Franklin Convertible Securities Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$26	0.50%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$2,954,299,347
Total Number of Portfolio Holdings	74
Portfolio Turnover Rate	5.54%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Convertible Securities Fund	PAGE 1	837-STSR-0626

Franklin Convertible Securities Fund
Advisor Class [FCSZX]
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Franklin Convertible Securities Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$30	0.58%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$2,954,299,347
Total Number of Portfolio Holdings	74
Portfolio Turnover Rate	5.54%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Convertible Securities Fund	PAGE 1	637-STSR-0626

Franklin Equity Income Fund
Class A [FISEX]
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Franklin Equity Income Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$42	0.81%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$4,826,532,503
Total Number of Portfolio Holdings	89
Portfolio Turnover Rate	23.36%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Equity Income Fund	PAGE 1	139-STSR-0626

Franklin Equity Income Fund
Class C [FRETX]
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Franklin Equity Income Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$81	1.56%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$4,826,532,503
Total Number of Portfolio Holdings	89
Portfolio Turnover Rate	23.36%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Equity Income Fund	PAGE 1	239-STSR-0626

Franklin Equity Income Fund
Class R [FREIX]
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Franklin Equity Income Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$55	1.06%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$4,826,532,503
Total Number of Portfolio Holdings	89
Portfolio Turnover Rate	23.36%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Equity Income Fund	PAGE 1	839-STSR-0626

Franklin Equity Income Fund
Class R6 [FEIQX]
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Franklin Equity Income Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$26	0.50%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$4,826,532,503
Total Number of Portfolio Holdings	89
Portfolio Turnover Rate	23.36%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Equity Income Fund	PAGE 1	369-STSR-0626

Franklin Equity Income Fund
Advisor Class [FEIFX]
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Franklin Equity Income Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$29	0.56%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$4,826,532,503
Total Number of Portfolio Holdings	89
Portfolio Turnover Rate	23.36%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Equity Income Fund	PAGE 1	639-STSR-0626

Franklin Floating Rate Daily Access Fund
Class A [FAFRX]
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Franklin Floating Rate Daily Access Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$47	0.95%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$1,194,366,972
Total Number of Portfolio Holdings	273
Portfolio Turnover Rate	13.94%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Floating Rate Daily Access Fund	PAGE 1	489-STSR-0626

Franklin Floating Rate Daily Access Fund
Class C [FCFRX]
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Franklin Floating Rate Daily Access Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$67	1.35%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$1,194,366,972
Total Number of Portfolio Holdings	273
Portfolio Turnover Rate	13.94%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Floating Rate Daily Access Fund	PAGE 1	589-STSR-0626

Franklin Floating Rate Daily Access Fund
Class R6 [FFRDX]
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Franklin Floating Rate Daily Access Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$31	0.62%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$1,194,366,972
Total Number of Portfolio Holdings	273
Portfolio Turnover Rate	13.94%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Floating Rate Daily Access Fund	PAGE 1	389-STSR-0626

Franklin Floating Rate Daily Access Fund
Advisor Class [FDAAX]
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Franklin Floating Rate Daily Access Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$35	0.70%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$1,194,366,972
Total Number of Portfolio Holdings	273
Portfolio Turnover Rate	13.94%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Floating Rate Daily Access Fund	PAGE 1	689-STSR-0626

Franklin Long Duration Credit Fund
Class R6 [FLDBX]
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Franklin Long Duration Credit Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$15	0.30%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$62,174,186
Total Number of Portfolio Holdings	352
Portfolio Turnover Rate	27%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Long Duration Credit Fund	PAGE 1	814-STSR-0626

Franklin Low Duration Total Return Fund
Class A [FLDAX]
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Franklin Low Duration Total Return Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$33	0.66%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$1,857,826,709
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	769
Portfolio Turnover Rate	33.73%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Low Duration Total Return Fund	PAGE 1	401-STSR-0626

Franklin Low Duration Total Return Fund
Class C [FLDCX]
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Franklin Low Duration Total Return Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$53	1.07%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$1,857,826,709
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	769
Portfolio Turnover Rate	33.73%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Low Duration Total Return Fund	PAGE 1	501-STSR-0626

Franklin Low Duration Total Return Fund
Class R [FLDRX]
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Franklin Low Duration Total Return Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$45	0.91%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$1,857,826,709
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	769
Portfolio Turnover Rate	33.73%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Low Duration Total Return Fund	PAGE 1	8001-STSR-0626

Franklin Low Duration Total Return Fund
Class R6 [FLRRX]
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Franklin Low Duration Total Return Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$15	0.30%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$1,857,826,709
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	769
Portfolio Turnover Rate	33.73%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Low Duration Total Return Fund	PAGE 1	354-STSR-0626

Franklin Low Duration Total Return Fund
Advisor Class [FLDZX]
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Franklin Low Duration Total Return Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$20	0.41%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$1,857,826,709
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	769
Portfolio Turnover Rate	33.73%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Low Duration Total Return Fund	PAGE 1	621-STSR-0626

Franklin Low Duration U.S. Government Securities Fund
Class A [FISAX]
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Franklin Low Duration U.S. Government Securities Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$42	0.83%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$380,282,579
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1,192
Portfolio Turnover Rate	16.94%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Low Duration U.S. Government Securities Fund	PAGE 1	138-STSR-0626

Franklin Low Duration U.S. Government Securities Fund
Class A1 [FAUGX]
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Franklin Low Duration U.S. Government Securities Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$34	0.68%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$380,282,579
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1,192
Portfolio Turnover Rate	16.94%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Low Duration U.S. Government Securities Fund	PAGE 1	968-STSR-0626

Franklin Low Duration U.S. Government Securities Fund
Class C [FCSCX]
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Franklin Low Duration U.S. Government Securities Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$61	1.23%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$380,282,579
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1,192
Portfolio Turnover Rate	16.94%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Low Duration U.S. Government Securities Fund	PAGE 1	238-STSR-0626

Franklin Low Duration U.S. Government Securities Fund
Class R6 [FAURX]
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Franklin Low Duration U.S. Government Securities Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$28	0.55%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$380,282,579
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1,192
Portfolio Turnover Rate	16.94%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Low Duration U.S. Government Securities Fund	PAGE 1	838-STSR-0626

Franklin Low Duration U.S. Government Securities Fund
Advisor Class [FAUZX]
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Franklin Low Duration U.S. Government Securities Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$29	0.58%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$380,282,579
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1,192
Portfolio Turnover Rate	16.94%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Low Duration U.S. Government Securities Fund	PAGE 1	638-STSR-0626

Franklin Managed Income Fund
Class A [FBLAX]
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Franklin Managed Income Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$47	0.91%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$3,466,870,671
Total Number of Portfolio Holdings	172
Portfolio Turnover Rate	13.95%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Managed Income Fund	PAGE 1	424-STSR-0626

Franklin Managed Income Fund
Class C [FBMCX]
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Franklin Managed Income Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$86	1.66%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$3,466,870,671
Total Number of Portfolio Holdings	172
Portfolio Turnover Rate	13.95%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Managed Income Fund	PAGE 1	517-STSR-0626

Franklin Managed Income Fund
Class R [FBFQX]
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Franklin Managed Income Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$60	1.16%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$3,466,870,671
Total Number of Portfolio Holdings	172
Portfolio Turnover Rate	13.95%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Managed Income Fund	PAGE 1	817-STSR-0626

Franklin Managed Income Fund
Class R6 [FBFRX]
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Franklin Managed Income Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$31	0.59%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$3,466,870,671
Total Number of Portfolio Holdings	172
Portfolio Turnover Rate	13.95%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Managed Income Fund	PAGE 1	317-STSR-0626

Franklin Managed Income Fund
Advisor Class [FBFZX]
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Franklin Managed Income Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$34	0.66%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$3,466,870,671
Total Number of Portfolio Holdings	172
Portfolio Turnover Rate	13.95%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Managed Income Fund	PAGE 1	624-STSR-0626

Franklin Total Return Fund
Class A [FKBAX]
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Franklin Total Return Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$36	0.72%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$2,864,696,216
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	976
Portfolio Turnover Rate	154.60%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Total Return Fund	PAGE 1	460-STSR-0626

Franklin Total Return Fund
Class C [FCTLX]
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Franklin Total Return Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$56	1.12%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$2,864,696,216
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	976
Portfolio Turnover Rate	154.60%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Total Return Fund	PAGE 1	560-STSR-0626

Franklin Total Return Fund
Class R [FTRRX]
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Franklin Total Return Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$48	0.97%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$2,864,696,216
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	976
Portfolio Turnover Rate	154.60%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Total Return Fund	PAGE 1	860-STSR-0626

Franklin Total Return Fund
Class R6 [FRERX]
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Franklin Total Return Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$18	0.37%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$2,864,696,216
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	976
Portfolio Turnover Rate	154.60%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Total Return Fund	PAGE 1	360-STSR-0626

Franklin Total Return Fund
Advisor Class [FBDAX]
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Franklin Total Return Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$23	0.47%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$2,864,696,216
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	976
Portfolio Turnover Rate	154.60%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Total Return Fund	PAGE 1	660-STSR-0626

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under item 7 of this Form N-CSR.
(b)	Not applicable

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Franklin
Investors Securities
Trust
Financial Statements and Other Important Information
Semi-Annual | April 30, 2026
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Long Duration Credit Fund
Franklin Low Duration Total Return Fund
Franklin Low Duration U.S. Government Securities Fund
Franklin Managed Income Fund
Franklin Total Return Fund
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedules of Investments 2
Financial Statements 187
Notes to Financial Statements 199
Changes In and Disagreements with Accountants 238
Results of Meeting(s) of Shareholders 238
Remuneration Paid to Directors, Officers and Others 238
Board Approval of Management and Subadvisory Agreements 238

Franklin Investors Securities Trust
Financial Highlights
Franklin Convertible Securities Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

o
a
Six Months
Ended April
30, 2026
(unaudited)
Year Ended October 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $25.54 $22.93 $18.90 $20.43 $31.15 $27.11
Income from investment operations
a
:
Net investment income
b
............. 0.18 0.32 0.20 0.18 0.14 0.19
Net realized and unrealized gains (losses) 1.26 3.34 4.34 (0.02) (5.47) 7.01
Total from investment operations ........ 1.44 3.66 4.54 0.16 (5.33) 7.20
Less distributions from:
Net investment income .............. (0.17) (0.34) (0.22) (0.16) (0.15) (0.23)
Net realized gains ................. (2.00) (0.71) (0.29) (1.53) (5.24) (2.93)
Total distributions ................... (2.17) (1.05) (0.51) (1.69) (5.39) (3.16)
Net asset value, end of period .......... $24.81 $25.54 $22.93 $18.90 $20.43 $31.15
Total return
c
....................... 5.92% 16.44% 24.28% 0.62% (19.94)% 27.98%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.83% 0.82% 0.83% 0.82% 0.83% 0.83%
Expenses net of waiver and payments by
affiliates .......................... 0.83% 0.81% 0.82% 0.81%
e
0.83%
e,f
0.82%
e
Net investment income ............... 1.45% 1.34% 0.93% 0.91% 0.61% 0.64%
Supplemental data
Net assets , end of period (000’s) ........ $1,001,312 $1,000,557 $961,707 $901,820 $1,067,202 $1,621,832
Portfolio turnover rate ................ 5.54% 30.12% 37.31% 22.92% 6.64% 32.67%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Convertible Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2026
(unaudited)
Year Ended October 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $24.80 $22.29 $18.38 $19.92 $30.53 $26.66
Income from investment operations
a
:
Net investment income (loss)
b
........ 0.09 0.13 0.04 0.03 (0.03) (0.03)
Net realized and unrealized gains (losses) 1.22 3.25 4.22 (0.02) (5.34) 6.89
Total from investment operations ........ 1.31 3.38 4.26 0.01 (5.37) 6.86
Less distributions from:
Net investment income .............. (0.07) (0.16) (0.06) (0.02) — (0.06)
Net realized gains ................. (2.00) (0.71) (0.29) (1.53) (5.24) (2.93)
Total distributions ................... (2.07) (0.87) (0.35) (1.55) (5.24) (2.99)
Net asset value, end of period .......... $24.04 $24.80 $22.29 $18.38 $19.92 $30.53
Total return
c
....................... 5.54% 15.54% 23.37% (0.16)% (20.53)% 27.04%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.58% 1.57% 1.58% 1.57% 1.58% 1.57%
Expenses net of waiver and payments by
affiliates .......................... 1.57% 1.56% 1.57% 1.56%
e
1.57%
e
1.57%
e,f
Net investment income (loss) .......... 0.72% 0.58% 0.17% 0.15% (0.15)% (0.10)%
Supplemental data
Net assets , end of period (000’s) ........ $29,940 $37,058 $53,128 $67,313 $100,936 $198,611
Portfolio turnover rate ................ 5.54% 30.12% 37.31% 22.92% 6.64% 32.67%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Convertible Securities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2026
(unaudited)
Year Ended October 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $25.81 $23.16 $19.08 $20.62 $31.39 $27.29
Income from investment operations
a
:
Net investment income
b
............. 0.22 0.40 0.27 0.25 0.22 0.29
Net realized and unrealized gains (losses) 1.28 3.38 4.39 (0.03) (5.52) 7.07
Total from investment operations ........ 1.50 3.78 4.66 0.22 (5.30) 7.36
Less distributions from:
Net investment income .............. (0.21) (0.42) (0.29) (0.23) (0.23) (0.33)
Net realized gains ................. (2.00) (0.71) (0.29) (1.53) (5.24) (2.93)
Total distributions ................... (2.21) (1.13) (0.58) (1.76) (5.47) (3.26)
Net asset value, end of period .......... $25.10 $25.81 $23.16 $19.08 $20.62 $31.39
Total return
c
....................... 6.10% 16.80% 24.71% 0.89% (19.65)% 28.43%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.51% 0.51% 0.51% 0.51% 0.51% 0.53%
Expenses net of waiver and payments by
affiliates .......................... 0.50% 0.50% 0.50% 0.49%
e
0.48%
e
0.50%
e
Net investment income ............... 1.77% 1.65% 1.25% 1.23% 0.95% 0.97%
Supplemental data
Net assets , end of period (000’s) ........ $129,587 $125,202 $99,998 $89,591 $95,418 $127,846
Portfolio turnover rate ................ 5.54% 30.12% 37.31% 22.92% 6.64% 32.67%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Convertible Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2026
(unaudited)
Year Ended October 31,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $25.54 $22.93 $18.90 $20.43 $31.16 $27.11
Income from investment operations
a
:
Net investment income
b
............. 0.21 0.38 0.25 0.23 0.20 0.26
Net realized and unrealized gains (losses) 1.26 3.34 4.34 (0.02) (5.48) 7.03
Total from investment operations ........ 1.47 3.72 4.59 0.21 (5.28) 7.29
Less distributions from:
Net investment income .............. (0.20) (0.40) (0.27) (0.21) (0.21) (0.31)
Net realized gains ................. (2.00) (0.71) (0.29) (1.53) (5.24) (2.93)
Total distributions ................... (2.20) (1.11) (0.56) (1.74) (5.45) (3.24)
Net asset value, end of period .......... $24.81 $25.54 $22.93 $18.90 $20.43 $31.16
Total return
c
....................... 6.05% 16.73% 24.59% 0.87% (19.75)% 28.34%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.58% 0.57% 0.58% 0.57% 0.58% 0.58%
Expenses net of waiver and payments by
affiliates .......................... 0.58% 0.56% 0.57% 0.56%
e
0.58%
e,f
0.57%
e
Net investment income ............... 1.71% 1.59% 1.18% 1.16% 0.85% 0.89%
Supplemental data
Net assets , end of period (000’s) ........ $1,793,460 $1,871,815 $1,655,834 $1,474,802 $1,894,863 $3,355,546
Portfolio turnover rate ................ 5.54% 30.12% 37.31% 22.92% 6.64% 32.67%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Investors Securities Trust
Schedule of Investments (unaudited), April 30, 2026
Franklin Convertible Securities Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Convertible Preferred Stocks 21.7%
Capital Markets 2.9%
Ares Management Corp. , B , 6.75% ...................... United States 1,066,000 $ 41,829,840
KKR & Co., Inc. , D , 6.25% ............................. United States 967,000 42,915,460
84,745,300
Chemicals 2.8%
Albemarle Corp. , 7.25% .............................. United States 1,063,200 82,865,808
Electric Utilities 4.4%
NextEra Energy, Inc. , 7.299% .......................... United States 1,040,000 61,401,600
PPL Corp. , 7% ..................................... United States 669,000 33,744,360
Southern Co. (The) , A , 7.125% ......................... United States 668,569 34,785,645
129,931,605
Financial Services 2.3%
Apollo Global Management, Inc. , 6.75% .................. United States 810,000 53,241,300
Shift4 Payments, Inc. , 6% ............................. United States 262,500 14,694,750
67,936,050
Life Sciences Tools & Services 1.6%
Bruker Corp. , 6.375% ................................ United States 156,400 45,851,788
Semiconductors & Semiconductor Equipment 1.7%
Microchip Technology, Inc. , 7.5% ........................ United States 636,000 50,034,120
Software 1.5%
Oracle Corp. , D , 6.5% ................................ United States 922,000 44,873,740
Technology Hardware, Storage & Peripherals 2.6%
Hewlett Packard Enterprise Co. , 7.625% .................. United States 1,020,000 78,152,400
Trading Companies & Distributors 1.9%
QXO, Inc. , 5.5% .................................... United States 1,010,000 57,145,800
Total Convertible Preferred Stocks (Cost $ 555,746,775 ) ........................
641,536,611
Principal
Amount
*
Convertible Bonds 73.7%
Biotechnology 7.0%
a ,b
Alnylam Pharmaceuticals, Inc. , Senior Note , 144A, 3 .13% ,
9/15/28 ......................................... United States 15,600,000 14,498,250
Ascendis Pharma A/S , Senior Note , 2.25% , 4/01/28 .........
Denmark 25,500,000 37,006,875
Bridgebio Pharma, Inc. , Senior Note , 1.75% , 3/01/31 .........
United States 46,200,000 76,318,254
Immunocore Holdings plc , Senior Note , 2.5% , 2/01/30 ........
United Kingdom 20,000,000 17,900,000
PTC Therapeutics, Inc. , Senior Note , 1.5% , 9/15/26 ..........
United States 48,000,000 60,990,000
206,713,379
Broadline Retail 2.4%
c
Alibaba Group Holding Ltd. , Senior Note , 0.5% , 6/01/31 ...... China 37,000,000 53,474,250
Etsy, Inc. , Senior Note , 0.125% , 9/01/27 ..................
United States 18,500,000 17,505,625
70,979,875
Capital Markets 1.6%
a ,b
Coinbase Global, Inc. , Senior Note , 144A, 2 .63% , 10/01/32 .... United States 55,500,000 46,994,625
Communications Equipment 1.1%
a
Lumentum Holdings, Inc. , Senior Note , 144A, 0.375% , 3/15/32 . United States 6,500,000 31,855,850

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Convertible Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Construction & Engineering 1.8%
Fluor Corp. , Senior Note , 1.125% , 8/15/29 .................
United States 39,000,000 $ 52,406,250
Consumer Staples Distribution & Retail 1.3%
Chefs' Warehouse, Inc. (The) , Senior Note , 2.375% , 12/15/28 ..
United States 21,000,000 38,745,000
Electric Utilities 3.2%
PG&E Corp. , Senior Secured Note , 4.25% , 12/01/27 .........
United States 52,000,000 53,313,000
TXNM Energy, Inc. , Junior Sub. Bond , 5.75% , 6/01/54 ........
United States 31,500,000 42,573,825
95,886,825
Electronic Equipment, Instruments & Components 0.9%
a ,b
Mirion Technologies, Inc. , Senior Note , 144A, 0 .13% , 10/01/31 . United States 27,000,000 26,811,000
Entertainment 1.6%
Live Nation Entertainment, Inc. ,
Senior Note , 2.875% , 1/15/30 ........................ United States 13,600,000 15,177,600
a
Senior Note , 144A, 2.875% , 10/15/31 .................. United States 30,000,000 31,166,057
46,343,657
Financial Services 2.4%
Global Payments, Inc. , Senior Note , 1.5% , 3/01/31 ..........
United States 50,000,000 44,975,000
Shift4 Payments, Inc. , Senior Note , 0.5% , 8/01/27 ...........
United States 27,200,000 25,731,578
70,706,578
Food Products 2.3%
Freshpet, Inc. , Senior Note , 3% , 4/01/28 ..................
United States 22,500,000 27,681,750
Post Holdings, Inc. , Senior Note , 2.5% , 8/15/27 .............
United States 36,000,000 40,320,000
68,001,750
Ground Transportation 2.8%
a
Lyft, Inc. , Senior Note , 144A, 0.625% , 3/01/29 .............. United States 54,300,000 57,074,730
Uber Technologies, Inc. , 2028 , Senior Note , 0.875% , 12/01/28 ..
United States 20,500,000 25,097,125
82,171,855
Health Care Equipment & Supplies 3.8%
Dexcom, Inc. , Senior Note , 0.375% , 5/15/28 ...............
United States 32,250,000 29,919,937
Haemonetics Corp. , Senior Note , 2.5% , 6/01/29 ............
United States 31,000,000 30,268,400
Integer Holdings Corp. , Senior Note , 1.875% , 3/15/30 ........
United States 52,500,000 51,056,250
111,244,587
Health Care REITs 2.7%
a
Welltower OP LLC , Senior Note , 144A, 3.125% , 7/15/29 ...... United States 47,000,000 81,451,000
Hotel & Resort REITs 1.1%
a
Pebblebrook Hotel Trust , Senior Note , 144A, 1.625% , 1/15/30 .. United States 30,000,000 32,745,000
Hotels, Restaurants & Leisure 1.8%
a ,b
DoorDash, Inc. , Senior Note , 144A, 1 .12% , 5/15/30 .......... United States 54,500,000 52,102,000
Industrial REITs 2.0%
a
Rexford Industrial Realty LP ,
Senior Note , 144A, 4.375% , 3/15/27 ................... United States 20,000,000 19,980,000
Senior Note , 144A, 4.125% , 3/15/29 ................... United States 40,000,000 39,780,000
59,760,000

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Convertible Securities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Interactive Media & Services 0.8%
Snap, Inc. , Senior Note , 0.5% , 5/01/30 ...................
United States 28,000,000 $ 23,653,000
IT Services 3.5%
b
Cloudflare, Inc. , Senior Note , 0 .047% , 8/15/26 .............. United States 50,200,000 58,421,968
Snowflake, Inc. , Senior Note , Zero Cpn., 10/01/29 ...........
United States 37,600,000 44,134,880
102,556,848
Leisure Products 1.4%
Peloton Interactive, Inc. , Senior Note , 5.5% , 12/01/29 ........
United States 27,000,000 41,526,000
Life Sciences Tools & Services 1.2%
Repligen Corp. , Senior Note , 1% , 12/15/28 ................
United States 36,000,000 35,640,000
Machinery 1.0%
a
JBT Marel Corp. , Senior Note , 144A, 0.375% , 9/15/30 ........ United States 31,300,000 29,500,250
Media 0.8%
Sirius XM Holdings, Inc. , Senior Note , 3.75% , 3/15/28 ........
United States 23,000,000 25,259,750
Metals & Mining 1.4%
a
B2Gold Corp. , Senior Note , 144A, 2.75% , 2/01/30 ........... Canada 25,300,000 40,688,725
Multi-Utilities 2.1%
CenterPoint Energy, Inc. , Senior Note , 4.25% , 8/15/26 ........
United States 51,500,000 61,735,625
Pharmaceuticals 3.5%
a
Indivior Pharmaceuticals, Inc. , Senior Note , 144A, 0.625% ,
3/15/31 ......................................... United States 25,900,000 29,497,510
Jazz Investments I Ltd. ,
Senior Note , 2% , 6/15/26 ........................... United States 35,000,000 45,430,000
Senior Note , 3.125% , 9/15/30 ........................ United States 20,000,000 29,930,000
104,857,510
Real Estate Management & Development 0.4%
a
Compass, Inc. , Senior Note , 144A, 0.25% , 4/15/31 .......... United States 13,900,000 12,238,950
Semiconductors & Semiconductor Equipment 8.5%
MACOM Technology Solutions Holdings, Inc. , Senior Note , Zero
Cpn., 12/15/29 .................................... United States 45,366,000 80,002,941
Microchip Technology, Inc. , Senior Note , 0.75% , 6/01/30 ......
United States 27,000,000 29,538,000
MKS, Inc. , Senior Note , 1.25% , 6/01/30 ...................
United States 40,000,000 78,780,000
a
Nova Ltd. , Senior Note , 144A, Zero Cpn., 9/15/30 ........... Israel 27,400,000 47,251,300
Wolfspeed, Inc. ,
Secured Note , 2.5% , 6/15/31 ......................... United States 4,608,000 11,459,520
a
Secured Note , 144A, 2.5% , 6/15/31 .................... United States 2,208,000 5,491,020
252,522,781
Software 5.0%
Alkami Technology, Inc. , Senior Note , 1.5% , 3/15/30 .........
United States 19,300,000 17,788,810
b
BILL Holdings, Inc. , Senior Note , 3 .04% , 4/01/30 ............ United States 32,800,000 29,167,400
Datadog, Inc. , Senior Note , Zero Cpn., 12/01/29 ............
United States 23,400,000 23,616,450
Guidewire Software, Inc. , Senior Note , 1.25% , 11/01/29 .......
United States 8,000,000 7,885,000
Nutanix, Inc. , Senior Note , 0.5% , 12/15/29 .................
United States 17,500,000 16,254,000
Workiva, Inc. ,
Senior Note , 1.125% , 8/15/26 ........................ United States 7,000,000 6,951,000

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Convertible Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

See Abbreviations on page 237 .
a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Software (continued)
Workiva, Inc., (continued)
Senior Note , 1.25% , 8/15/28 ......................... United States 49,000,000 $ 45,753,750
147,416,410
Specialty Retail 4.3%
Burlington Stores, Inc. , 1.25% , 12/15/27 ..................
United States 42,287,000 68,991,241
a
RealReal, Inc. (The) , Senior Note , 144A, 4% , 2/15/31 ........ United States 24,000,000 33,948,000
Wayfair, Inc. , Senior Note , 3.25% , 9/15/27 .................
United States 18,807,000 23,198,434
126,137,675
Total Convertible Bonds (Cost $ 1,826,399,829 ) ................................
2,178,652,755
Corporate Bonds 0.2%
Semiconductors & Semiconductor Equipment 0.2%
d
Wolfspeed, Inc. , Secured Note , PIK, 7% , 6/15/31 ............ United States 6,251,578 5,157,578
Total Corporate Bonds (Cost $ 5,640,609 ) .....................................
5,157,578
Total Long Term Investments (Cost $ 2,387,787,213 ) ...........................
2,825,346,944
a
Short Term Investments 4.2%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 4.2%
e,f
Franklin Institutional U.S. Government Money Market Fund ,
3.593% ......................................... United States 124,129,692 124,129,692
Total Money Market Funds (Cost $ 124,129,692 ) ...............................
124,129,692
Total Short Term Investments (Cost $ 124,129,692 ) .............................
124,129,692
a
Total Investments (Cost $ 2,511,916,905 ) 99.8% ................................
$2,949,476,636
Other Assets, less Liabilities 0.2% ...........................................
4,822,711
Net Assets 100.0% .........................................................
$2,954,299,347
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2026, the aggregate value of these securities was $633,074,267, representing 21.4% of net assets.
b
The rate shown represents the yield at period end.

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Convertible Securities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

c
Variable interest entity (VIE). See Note 7 regarding investments made through a VIE structure. At April 30, 2026, the value of this security was $53,474,250, representing
1.8% of net assets.
d
Income may be received in additional securities and/or cash.
e
See Note 3(f) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Franklin Investors Securities Trust
Financial Highlights
Franklin Equity Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2026
(unaudited)
Year Ended October 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $35.36 $34.29 $26.71 $28.35 $33.10 $24.22
Income from investment operations
a
:
Net investment income
b
............. 0.21 0.48 0.53 0.55 0.49 0.44
Net realized and unrealized gains (losses) 3.08 3.85 8.28 (0.57) (2.94) 9.26
Total from investment operations ........ 3.29 4.33 8.81 (0.02) (2.45) 9.70
Less distributions from:
Net investment income .............. (0.32) (0.70) (0.75) (0.72) (0.63) (0.60)
Net realized gains ................. (2.69) (2.56) (0.48) (0.90) (1.67) (0.22)
Total distributions ................... (3.01) (3.26) (1.23) (1.62) (2.30) (0.82)
Net asset value, end of period .......... $35.64 $35.36 $34.29 $26.71 $28.35 $33.10
Total return
c
....................... 9.90% 13.95% 33.65% (0.25)% (7.84)% 40.58%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.81% 0.80% 0.83% 0.83% 0.83% 0.85%
Expenses net of waiver and payments by
affiliates .......................... 0.81%
e
0.79% 0.82% 0.82%
f
0.82%
f
0.85%
e,f
Net investment income ............... 1.23% 1.46% 1.71% 1.93% 1.64% 1.47%
Supplemental data
Net assets, end of period (000’s) ........ $3,943,070 $3,714,873 $3,437,772 $2,777,434 $2,841,036 $2,952,462
Portfolio turnover rate ................ 23.36%
g
33.33% 29.71% 29.01% 25.41% 25.49%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 13 for current period information.

Franklin Investors Securities Trust
Financial Highlights
Franklin Equity Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2026
(unaudited)
Year Ended October 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $35.08 $34.04 $26.53 $28.11 $32.83 $24.03
Income from investment operations
a
:
Net investment income
b
............. 0.08 0.23 0.30 0.34 0.26 0.22
Net realized and unrealized gains (losses) 3.05 3.82 8.20 (0.56) (2.91) 9.17
Total from investment operations ........ 3.13 4.05 8.50 (0.22) (2.65) 9.39
Less distributions from:
Net investment income .............. (0.18) (0.45) (0.51) (0.46) (0.40) (0.37)
Net realized gains ................. (2.69) (2.56) (0.48) (0.90) (1.67) (0.22)
Total distributions ................... (2.87) (3.01) (0.99) (1.36) (2.07) (0.59)
Net asset value, end of period .......... $35.34 $35.08 $34.04 $26.53 $28.11 $32.83
Total return
c
....................... 9.49% 13.09% 32.63% (0.97)% (8.53)% 39.51%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.56% 1.55% 1.58% 1.58% 1.58% 1.60%
Expenses net of waiver and payments by
affiliates .......................... 1.56%
e
1.54% 1.57% 1.57%
f
1.57%
f
1.60%
e,f
Net investment income ............... 0.48% 0.71% 0.96% 1.20% 0.89% 0.73%
Supplemental data
Net assets, end of period (000’s) ........ $104,411 $105,095 $107,490 $95,960 $181,548 $202,148
Portfolio turnover rate ................ 23.36%
g
33.33% 29.71% 29.01% 25.41% 25.49%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 13 for current period information.

Franklin Investors Securities Trust
Financial Highlights
Franklin Equity Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2026
(unaudited)
Year Ended October 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $35.37 $34.30 $26.72 $28.37 $33.12 $24.24
Income from investment operations
a
:
Net investment income
b
............. 0.17 0.40 0.46 0.48 0.42 0.36
Net realized and unrealized gains (losses) 3.08 3.84 8.27 (0.57) (2.94) 9.27
Total from investment operations ........ 3.25 4.24 8.73 (0.09) (2.52) 9.63
Less distributions from:
Net investment income .............. (0.27) (0.61) (0.67) (0.66) (0.56) (0.53)
Net realized gains ................. (2.69) (2.56) (0.48) (0.90) (1.67) (0.22)
Total distributions ................... (2.96) (3.17) (1.15) (1.56) (2.23) (0.75)
Net asset value, end of period .......... $35.66 $35.37 $34.30 $26.72 $28.37 $33.12
Total return
c
....................... 9.79% 13.66% 33.32% (0.52)% (8.07)% 40.22%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.06% 1.05% 1.08% 1.08% 1.08% 1.09%
Expenses net of waiver and payments by
affiliates .......................... 1.06%
e
1.04% 1.07% 1.07%
f
1.07%
f
1.09%
e,f
Net investment income ............... 0.98% 1.21% 1.45% 1.67% 1.40% 1.22%
Supplemental data
Net assets, end of period (000’s) ........ $19,150 $17,237 $14,654 $10,671 $9,580 $9,426
Portfolio turnover rate ................ 23.36%
g
33.33% 29.71% 29.01% 25.41% 25.49%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 13 for current period information.

Franklin Investors Securities Trust
Financial Highlights
Franklin Equity Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2026
(unaudited)
Year Ended October 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $35.45 $34.38 $26.77 $28.40 $33.17 $24.27
Income from investment operations
a
:
Net investment income
b
............. 0.27 0.58 0.64 0.64 0.59 0.54
Net realized and unrealized gains (losses) 3.08 3.85 8.30 (0.55) (2.95) 9.27
Total from investment operations ........ 3.35 4.43 8.94 0.09 (2.36) 9.81
Less distributions from:
Net investment income .............. (0.37) (0.80) (0.85) (0.82) (0.74) (0.69)
Net realized gains ................. (2.69) (2.56) (0.48) (0.90) (1.67) (0.22)
Total distributions ................... (3.06) (3.36) (1.33) (1.72) (2.41) (0.91)
Net asset value, end of period .......... $35.74 $35.45 $34.38 $26.77 $28.40 $33.17
Total return
c
....................... 10.07% 14.27% 34.11% 0.08% (7.53)% 41.02%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.50% 0.50% 0.50% 0.51% 0.51% 0.53%
Expenses net of waiver and payments by
affiliates .......................... 0.50%
e
0.49% 0.49% 0.49%
f
0.49%
f
0.51%
f
Net investment income ............... 1.54% 1.76% 2.03% 2.26% 1.97% 1.80%
Supplemental data
Net assets, end of period (000’s) ........ $277,830 $256,284 $221,106 $149,692 $159,953 $150,328
Portfolio turnover rate ................ 23.36%
g
33.33% 29.71% 29.01% 25.41% 25.49%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 13 for current period information.

Franklin Investors Securities Trust
Financial Highlights
Franklin Equity Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2026
(unaudited)
Year Ended October 31,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $35.44 $34.36 $26.76 $28.40 $33.16 $24.26
Income from investment operations
a
:
Net investment income
b
............. 0.26 0.57 0.61 0.62 0.56 0.51
Net realized and unrealized gains (losses) 3.07 3.85 8.29 (0.57) (2.94) 9.28
Total from investment operations ........ 3.33 4.42 8.90 0.05 (2.38) 9.79
Less distributions from:
Net investment income .............. (0.36) (0.78) (0.82) (0.79) (0.71) (0.67)
Net realized gains ................. (2.69) (2.56) (0.48) (0.90) (1.67) (0.22)
Total distributions ................... (3.05) (3.34) (1.30) (1.69) (2.38) (0.89)
Net asset value, end of period .......... $35.72 $35.44 $34.36 $26.76 $28.40 $33.16
Total return
c
....................... 10.02% 14.24% 33.98% (—)%
d
(7.62)% 40.94%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.56% 0.55% 0.58% 0.58% 0.58% 0.60%
Expenses net of waiver and payments by
affiliates .......................... 0.56%
f
0.54% 0.57% 0.57%
g
0.57%
g
0.60%
f,g
Net investment income ............... 1.48% 1.71% 1.96% 2.18% 1.89% 1.70%
Supplemental data
Net assets, end of period (000’s) ........ $482,071 $443,781 $396,956 $329,595 $382,893 $378,891
Portfolio turnover rate ................ 23.36%
h
33.33% 29.71% 29.01% 25.41% 25.49%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Rounds to less than 0.01%.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 13 for current period information.

Franklin Investors Securities Trust
Schedule of Investments (unaudited), April 30, 2026
Franklin Equity Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 80.8%
Aerospace & Defense 1.4%
RTX Corp. ........................................ United States 382,500 $ 67,346,775
Banks 7.2%
Bank of America Corp. ............................... United States 2,720,000 145,411,200
JPMorgan Chase & Co. ............................... United States 645,000 202,033,350
347,444,550
Beverages 1.2%
Coca-Cola Co. (The) ................................. United States 755,000 59,463,800
Broadline Retail 2.5%
a
Amazon.com, Inc. ................................... United States 450,000 119,277,000
Building Products 1.1%
Carrier Global Corp. ................................. United States 785,000 52,728,450
Capital Markets 7.8%
BlackRock, Inc. ..................................... United States 50,000 53,280,000
Blackstone, Inc. .................................... United States 285,000 35,790,300
Charles Schwab Corp. (The) ........................... United States 752,501 68,959,192
Intercontinental Exchange, Inc. ......................... United States 295,000 46,636,550
Morgan Stanley ..................................... United States 892,500 170,101,575
374,767,617
Chemicals 2.2%
Corteva, Inc. ....................................... United States 517,500 41,922,675
Linde plc .......................................... United States 132,500 66,401,050
108,323,725
Communications Equipment 2.3%
Cisco Systems, Inc. ................................. United States 1,192,500 109,113,750
Consumer Finance 1.4%
American Express Co. ............................... United States 215,000 69,455,750
Consumer Staples Distribution & Retail 2.7%
a
BJ's Wholesale Club Holdings, Inc. ...................... United States 285,000 26,758,650
Casey's General Stores, Inc. ........................... United States 48,000 39,463,200
Walmart, Inc. ...................................... United States 500,000 65,965,000
132,186,850
Electric Utilities 4.2%
Duke Energy Corp. .................................. United States 585,000 75,786,750
Evergy, Inc. ........................................ United States 640,000 53,017,600
NextEra Energy, Inc. ................................. United States 387,500 37,928,500
PPL Corp. ......................................... United States 1,000,000 37,440,000
204,172,850
Electrical Equipment 2.9%
Eaton Corp. plc ..................................... United States 187,500 81,189,375
Hubbell, Inc. , B ..................................... United States 120,000 60,980,400
142,169,775
Electronic Equipment, Instruments & Components 1.0%
TE Connectivity plc .................................. Switzerland 220,000 46,565,200
Energy Equipment & Services 0.5%
SLB Ltd. .......................................... United States 430,000 24,458,400
Health Care Equipment & Supplies 1.9%
a
Boston Scientific Corp. ............................... United States 212,500 12,242,125
GE HealthCare Technologies, Inc. ....................... United States 280,000 17,035,200

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Equity Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies (continued)
Medtronic plc ...................................... United States 755,000 $ 61,132,350
90,409,675
Health Care Providers & Services 2.5%
HCA Healthcare, Inc. ................................. United States 122,000 53,002,900
UnitedHealth Group, Inc. .............................. United States 185,000 68,538,800
121,541,700
Health Care REITs 1.5%
Ventas, Inc. ........................................ United States 825,000 72,484,500
Hotels, Restaurants & Leisure 0.6%
McDonald's Corp. ................................... United States 100,000 29,359,000
Household Durables 0.4%
Lennar Corp. , A ..................................... United States 215,000 19,414,500
Household Products 2.2%
Procter & Gamble Co. (The) ........................... United States 732,500 107,743,425
Industrial REITs 1.2%
Prologis, Inc. ....................................... United States 420,000 59,648,400
Interactive Media & Services 3.4%
Alphabet, Inc. , A .................................... United States 427,500 164,502,000
Life Sciences Tools & Services 1.6%
Agilent Technologies, Inc. ............................. United States 275,000 31,776,250
Thermo Fisher Scientific, Inc. .......................... United States 95,000 45,501,200
77,277,450
Machinery 3.4%
Caterpillar, Inc. ..................................... United States 50,000 44,505,500
Ingersoll Rand, Inc. .................................. United States 677,500 54,105,150
Parker-Hannifin Corp. ................................ United States 72,000 65,478,240
164,088,890
Multi-Utilities 1.1%
CenterPoint Energy, Inc. .............................. United States 1,170,000 51,070,500
Oil, Gas & Consumable Fuels 5.3%
Canadian Natural Resources Ltd. ....................... Canada 625,000 29,806,250
Chevron Corp. ..................................... United States 620,000 119,852,200
Shell plc , ADR ...................................... United States 627,500 56,895,425
Suncor Energy, Inc. .................................. Canada 700,000 47,922,000
254,475,875
Pharmaceuticals 4.0%
AstraZeneca plc .................................... United Kingdom 320,000 59,958,400
Johnson & Johnson ................................. United States 572,500 131,589,125
191,547,525
Real Estate Management & Development 0.7%
a
CBRE Group, Inc. , A ................................. United States 247,500 35,325,675
Semiconductors & Semiconductor Equipment 3.4%
Broadcom, Inc. ..................................... United States 158,500 66,162,655
KLA Corp. ......................................... United States 22,500 39,382,875
Texas Instruments, Inc. ............................... United States 215,000 60,432,200
165,977,730

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Equity Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software 1.8%
Microsoft Corp. ..................................... United States 167,500 $ 68,303,150
Oracle Corp. ....................................... United States 127,500 20,577,225
88,880,375
Specialty Retail 2.3%
Lowe's Cos., Inc. .................................... United States 272,000 64,950,880
Tractor Supply Co. .................................. United States 1,292,500 45,366,750
110,317,630
Technology Hardware, Storage & Peripherals 1.0%
Dell Technologies, Inc. , C ............................. United States 222,500 46,491,375
Tobacco 1.8%
Philip Morris International, Inc. ......................... United States 517,500 85,423,725
Trading Companies & Distributors 1.0%
United Rentals, Inc. .................................. United States 50,000 47,992,000
Wireless Telecommunication Services 1.3%
T-Mobile US, Inc. ................................... United States 312,500 61,093,750
Total Common Stocks (Cost $ 2,441,987,040 ) ..................................
3,902,540,192
b
Equity-Linked Securities 9.3%
Broadline Retail 0.5%
c
Mizuho Markets Cayman LP into Amazon.com, Inc. , 144A, 5% ,
8/21/26 ......................................... United States 99,500 25,246,265
Building Products 0.4%
c
Barclays Bank plc into Carrier Global Corp. , 144A, 6.5% , 6/25/26 United States 294,000 19,670,660
Capital Markets 0.5%
c
Wells Fargo Bank NA into Charles Schwab Corp. (The) , 144A,
6.5% , 1/08/27 .................................... United States 275,000 25,871,405
Consumer Finance 0.4%
c
UBS AG into American Express Co. , 144A, 7% , 9/18/26 ...... United States 60,500 19,579,616
Consumer Staples Distribution & Retail 0.4%
c
Toronto-Dominion Bank (The) into BJ's Wholesale Club Holdings,
Inc. , 144A, 6% , 12/29/26 ............................ United States 197,000 18,407,474
Electrical Equipment 1.1%
c
Merrill Lynch BV into Eaton Corp. plc , 144A, 7% , 5/08/26 ...... United States 59,000 21,606,978
c
National Bank of Canada into Hubbell, Inc. , 144A, 7% , 7/31/26 . United States 61,000 28,895,500
50,502,478
Energy Equipment & Services 0.5%
c
Royal Bank of Canada into Schlumberger NV , 144A, 8.5% ,
10/30/26 ........................................ United States 548,500 22,643,844
Household Durables 0.4%
c
Royal Bank of Canada into Lennar Corp. , 144A, 7% , 9/30/26 ... United States 193,000 18,175,354
Industrial REITs 0.5%
c
Barclays Bank plc into Prologis, Inc. , 144A, 6.5% , 1/28/27 ..... United States 161,500 22,030,655
Interactive Media & Services 0.6%
c
Wells Fargo Bank NA into Alphabet, Inc. , 144A, 7.5% , 4/29/27 .. United States 85,000 30,916,603
Life Sciences Tools & Services 0.5%
c
Citigroup Global Markets Holdings, Inc. into Thermo Fisher
Scientific, Inc. , 144A, 6% , 11/06/26 ..................... United States 47,500 23,825,466

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Equity Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
b
Equity-Linked Securities
(continued)
Machinery 1.0%
c
Barclays Bank plc into Parker-Hannifin Corp. , 144A, 7% , 11/30/26 United States 33,000 $ 29,136,455
c
Wells Fargo Bank NA into Ingersoll Rand, Inc. , 144A, 5% , 8/14/26 United States 257,500 20,398,929
49,535,384
Oil, Gas & Consumable Fuels 0.4%
c
Royal Bank of Canada into Canadian Natural Resources Ltd. ,
144A, 9.5% , 3/10/27 ............................... Canada 445,000 20,428,768
Real Estate Management & Development 0.4%
c
Citigroup Global Markets Holdings, Inc. into CBRE Group, Inc. ,
144A, 7% , 2/26/27 ................................. United States 137,000 20,028,187
Software 0.8%
c
Citigroup Global Markets Holdings, Inc. into Microsoft Corp. ,
144A, 6% , 7/16/26 ................................. United States 53,700 21,956,154
c
Mizuho Markets Cayman LP into Palo Alto Networks, Inc. , 144A,
10% , 4/28/27 ..................................... United States 157,000 18,333,353
40,289,507
Technology Hardware, Storage & Peripherals 0.4%
c
Wells Fargo Bank NA into Dell Technologies, Inc. , 144A, 9% ,
12/18/26 ........................................ United States 98,500 17,118,049
Trading Companies & Distributors 0.5%
c
Toronto-Dominion Bank (The) into United Rentals, Inc. , 144A,
7.5% , 6/12/26 .................................... United States 24,500 23,789,500
Total Equity-Linked Securities (Cost $ 433,998,613 ) ............................
448,059,215
Convertible Preferred Stocks 7.8%
Aerospace & Defense 1.9%
Boeing Co. (The) , 6% ................................ United States 1,267,500 91,513,500
Capital Markets 1.3%
Ares Management Corp. , B , 6.75% ...................... United States 1,560,000 61,214,400
Electric Utilities 2.1%
NextEra Energy, Inc. , 7.375% .......................... United States 493,764 25,932,485
PPL Corp. , 7% ..................................... United States 475,000 23,959,000
Southern Co. (The) , A , 7.125% ......................... United States 947,500 49,298,425
99,189,910
Financial Services 1.6%
Apollo Global Management, Inc. , 6.75% .................. United States 1,210,000 79,533,300
Software 0.9%
Oracle Corp. , D , 6.5% ................................ United States 912,500 44,411,375
Total Convertible Preferred Stocks (Cost $ 357,424,547 ) ........................
375,862,485
Total Long Term Investments (Cost $ 3,233,410,200 ) ...........................
4,726,461,892
a

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Equity Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments 2.2%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 2.2%
d,e
Franklin Institutional U.S. Government Money Market Fund ,
3.593% ......................................... United States 106,082,312 $ 106,082,312
Total Money Market Funds (Cost $ 106,082,312 ) ...............................
106,082,312
Total Short Term Investments (Cost $ 106,082,312 ) .............................
106,082,312
a
Total Investments (Cost $ 3,339,492,512 ) 100.1% ..............................
$4,832,544,204
Other Assets, less Liabilities (0.1) % .........................................
(6,011,701)
Net Assets 100.0% .........................................................
$4,826,532,503
a a a
See Abbreviations on page 237 .
a
Non-income producing.
b
See Note 1(e) regarding equity-linked securities.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2026, the aggregate value of these securities was $448,059,215, representing 9.3% of net assets.
d
See Note 3(f) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Investors Securities Trust
Financial Highlights
Franklin Floating Rate Daily Access Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2026
(unaudited)
Year Ended October 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.50 $7.68 $7.63 $7.28 $7.89 $7.35
Income from investment operations
a
:
Net investment income
b
............. 0.258 0.536 0.730 0.627 0.359 0.296
Net realized and unrealized gains (losses) (0.190) (0.123) (0.001) 0.330 (0.607) 0.545
Total from investment operations ........ 0.068 0.413 0.729 0.957 (0.248) 0.841
Less distributions from:
Net investment income .............. (0.288) (0.593) (0.679) (0.607) (0.362) (0.301)
Net asset value, end of period .......... $7.28 $7.50 $7.68 $7.63 $7.28 $7.89
Total return
c
....................... 0.79% 5.42% 10.01% 13.59% (3.25)% 11.79%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.97% 0.95% 0.95% 0.97% 0.95% 1.00%
Expenses net of waiver and payments by
affiliates .......................... 0.95% 0.93% 0.94% 0.94% 0.92%
e
0.98%
e
Net investment income ............... 7.06% 7.07% 9.42% 8.35% 4.68% 3.86%
Supplemental data
Net assets , end of period (000’s) ........ $836,604 $958,199 $953,662 $873,367 $828,324 $803,542
Portfolio turnover rate ................ 13.94% 46.13% 51.91% 30.81% 37.05% 66.03%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2026
(unaudited)
Year Ended October 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.50 $7.69 $7.63 $7.28 $7.89 $7.36
Income from investment operations
a
:
Net investment income
b
............. 0.244 0.508 0.699 0.595 0.325 0.268
Net realized and unrealized gains (losses) (0.191) (0.136) 0.009 0.332 (0.604) 0.532
Total from investment operations ........ 0.053 0.372 0.708 0.927 (0.279) 0.800
Less distributions from:
Net investment income .............. (0.273) (0.562) (0.648) (0.577) (0.331) (0.270)
Net asset value, end of period .......... $7.28 $7.50 $7.69 $7.63 $7.28 $7.89
Total return
c
....................... 0.73% 5.00% 9.57% 13.14% (3.63)% 11.34%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.37% 1.35% 1.35% 1.37% 1.35% 1.40%
Expenses net of waiver and payments by
affiliates .......................... 1.35% 1.33% 1.34% 1.34% 1.32%
e
1.38%
e
Net investment income ............... 6.66% 6.68% 9.02% 7.92% 4.24% 3.50%
Supplemental data
Net assets , end of period (000’s) ........ $52,895 $64,248 $78,455 $80,606 $89,383 $100,317
Portfolio turnover rate ................ 13.94% 46.13% 51.91% 30.81% 37.05% 66.03%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2026
(unaudited)
Year Ended October 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.51 $7.70 $7.64 $7.29 $7.90 $7.37
Income from investment operations
a
:
Net investment income
b
............. 0.271 0.559 0.755 0.652 0.446 0.317
Net realized and unrealized gains (losses) (0.191) (0.131) 0.010 0.334 (0.668) 0.541
Total from investment operations ........ 0.080 0.428 0.765 0.986 (0.222) 0.858
Less distributions from:
Net investment income .............. (0.300) (0.618) (0.705) (0.636) (0.388) (0.328)
Net asset value, end of period .......... $7.29 $7.51 $7.70 $7.64 $7.29 $7.90
Total return
c
....................... 1.09% 5.76% 10.37% 13.99% (2.92)% 12.15%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.63% 0.62% 0.62% 0.60% 0.67% 0.72%
Expenses net of waiver and payments by
affiliates .......................... 0.62% 0.60% 0.60% 0.57% 0.58%
e
0.63%
e
Net investment income ............... 7.38% 7.36% 9.73% 8.65% 5.96% 4.09%
Supplemental data
Net assets , end of period (000’s) ........ $104,892 $137,341 $117,747 $117,289 $201,719 $24,999
Portfolio turnover rate ................ 13.94% 46.13% 51.91% 30.81% 37.05% 66.03%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2026
(unaudited)
Year Ended October 31,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.50 $7.69 $7.63 $7.28 $7.89 $7.36
Income from investment operations
a
:
Net investment income
b
............. 0.268 0.556 0.751 0.643 0.365 0.315
Net realized and unrealized gains (losses) (0.191) (0.134) 0.008 0.333 (0.594) 0.535
Total from investment operations ........ 0.077 0.422 0.759 0.976 (0.229) 0.850
Less distributions from:
Net investment income .............. (0.297) (0.612) (0.699) (0.626) (0.381) (0.320)
Net asset value, end of period .......... $7.28 $7.50 $7.69 $7.63 $7.28 $7.89
Total return
c
....................... 1.05% 5.69% 10.29% 13.87% (3.01)% 12.06%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.72% 0.70% 0.70% 0.72% 0.70% 0.75%
Expenses net of waiver and payments by
affiliates .......................... 0.70% 0.68% 0.69% 0.69% 0.67%
e
0.73%
e
Net investment income ............... 7.31% 7.32% 9.67% 8.55% 4.74% 4.09%
Supplemental data
Net assets , end of period (000’s) ........ $199,976 $242,114 $273,225 $319,093 $300,958 $434,688
Portfolio turnover rate ................ 13.94% 46.13% 51.91% 30.81% 37.05% 66.03%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Schedule of Investments (unaudited), April 30, 2026
Franklin Floating Rate Daily Access Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 1.0%
Health Care Providers & Services 0.0%
†
a,b,c
RoTech Medical Corp. ................................ United States 26,267 $ 157,602
Machinery 1.0%
a
UTEX Industries, Inc. ................................ United States 261,340 11,489,261
Total Common Stocks (Cost $ 26,473,910 ) ....................................
11,646,863
Management Investment Companies 1.0%
Capital Markets 1.0%
Invesco Senior Loan ETF ............................. United States 613,270 12,621,097
Total Management Investment Companies (Cost $ 13,115,665 ) ..................
12,621,097
Principal
Amount
*
Corporate Bonds 6.1%
Aerospace & Defense 0.0%
†
d
TransDigm, Inc. , Senior Secured Note , 144A, 6.25% , 1/31/34 .. United States 378,000 386,785
Air Freight & Logistics 0.3%
d
Rand Parent LLC , Senior Secured Note , 144A, 8.5% , 2/15/30 .. United States 3,550,000 3,697,446
Capital Markets 0.4%
d
Jane Street Group / JSG Finance, Inc. , Senior Secured Note ,
144A, 6.125% , 11/01/32 ............................. United States 5,277,000 5,307,751
Chemicals 0.3%
d
SCIH Salt Holdings, Inc. , Senior Secured Note , 144A, 4.875% ,
5/01/28 ......................................... United States 3,900,000 3,864,726
Commercial Services & Supplies 0.4%
d
Allied Universal Holdco LLC , Senior Secured Note , 144A,
7.875% , 2/15/31 ................................... United States 1,500,000 1,574,456
d
Neptune Bidco US, Inc. , Senior Secured Note , 144A, 9.29% ,
4/15/29 ......................................... United States 3,600,000 3,643,882
5,218,338
Construction Materials 0.3%
d
Cemex SAB de CV , Senior Bond , 144A, 5.2% , 9/17/30 ....... Mexico 3,875,000 3,894,631
Containers & Packaging 0.1%
d
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 240,000 225,996
d
Mauser Packaging Solutions Holding Co. , Senior Secured Note ,
144A, 7.875% , 4/15/30 .............................. United States 694,000 702,241
928,237
Electric Utilities 0.3%
d
Vistra Operations Co. LLC , Senior Bond , 144A, 5.25% , 10/15/35 United States 4,000,000 3,884,147
Entertainment 0.2%
d
Banijay Entertainment SAS , Senior Secured Note , 144A, 8.125% ,
5/01/29 ......................................... France 2,300,000 2,375,477
Ground Transportation 0.4%
d
Albion Financing 1 SARL / Aggreko Holdings, Inc. , Senior
Secured Note , 144A, 7% , 5/21/30 ..................... Luxembourg 1,100,900 1,137,802

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Ground Transportation (continued)
d
First Student Bidco, Inc. / First Transit Parent, Inc. , Senior
Secured Note , 144A, 4% , 7/31/29 ..................... United States 3,300,000 $ 3,159,963
4,297,765
Health Care Equipment & Supplies 0.1%
d
Bausch + Lomb Corp. , Senior Secured Note , 144A, 8.375% ,
10/01/28 ........................................ United States 1,320,000 1,364,550
Hotels, Restaurants & Leisure 1.0%
d
Brightstar Lottery plc , Senior Secured Note , 144A, 5.25% , 1/15/29 United States 2,300,000 2,291,204
d
Caesars Entertainment, Inc. , Senior Secured Note , 144A, 6.5% ,
2/15/32 ......................................... United States 3,600,000 3,501,288
d
Great Canadian Gaming Corp. / Raptor LLC , Senior Secured
Note , 144A, 8.75% , 11/15/29 ......................... Canada 5,820,000 5,677,564
11,470,056
Insurance 0.9%
d
Acrisure LLC / Acrisure Finance, Inc. , Senior Secured Note , 144A,
4.25% , 2/15/29 ................................... United States 1,470,600 1,405,534
d
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Note , 144A, 6.75% , 10/15/27 ................... United States 5,300,000 5,299,411
Senior Secured Note , 144A, 6.5% , 10/01/31 ............. United States 4,000,000 4,039,196
10,744,141
IT Services 0.2%
d
Fortress Intermediate 3, Inc. , Senior Secured Note , 144A, 7.5% ,
6/01/31 ......................................... United States 1,800,000 1,820,219
Machinery 0.1%
d
Columbus McKinnon Corp. , Senior Secured Note , 144A, 7.125% ,
2/01/33 ......................................... United States 750,000 754,688
Media 0.1%
d
Univision Communications, Inc. , Senior Secured Note , 144A,
8.875% , 4/15/33 ................................... United States 1,032,258 1,038,653
Oil, Gas & Consumable Fuels 0.2%
Cheniere Energy, Inc. , Senior Note , 4.625% , 10/15/28 ........
United States 2,400,000 2,392,559
Passenger Airlines 0.3%
d
Allegiant Travel Co. , Senior Secured Note , 144A, 7.25% , 8/15/27 United States 3,316,000 3,339,756
Software 0.3%
d
Cloud Software Group, Inc. , Secured Note , 144A, 9% , 9/30/29 . United States 3,900,000 3,832,589
Specialty Retail 0.1%
d
Petco Health & Wellness Co., Inc. , Senior Secured Note , 144A,
8.25% , 2/01/31 ................................... United States 1,515,000 1,530,909
Wireless Telecommunication Services 0.1%
d
Vmed O2 UK Financing I plc , Senior Secured Bond , 144A, 4.25% ,
1/31/31 ......................................... United Kingdom 1,430,000 1,232,279
Total Corporate Bonds (Cost $ 72,984,049 ) ....................................
73,375,702

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
e
Senior Floating Rate Interests 84.3%
f
Aerospace & Defense 1.7%
Dynasty Acquisition Co., Inc., First Lien, Initial CME Term Loan,
B1 , 5.652% , ( 1-month SOFR + 2% ), 10/31/31 ............ United States 1,868,553 $ 1,876,634
Dynasty Acquisition Co., Inc., First Lien, Initial CME Term Loan,
B2 , 5.652% , ( 1-month SOFR + 2% ), 10/31/31 ............ United States 710,738 713,812
Signia Aerospace LLC, First Lien, CME Term Loan , 6.423% ,
( 3-month SOFR + 2.75% ), 12/11/31 .................... United States 2,588,571 2,602,317
TransDigm, Inc., First Lien, CME Term Loan, J , 6.152% , ( 1-month
SOFR + 2.5% ), 2/28/31 ............................. United States 4,110,207 4,120,976
TransDigm, Inc., First Lien, CME Term Loan, K , 5.902% , ( 1-month
SOFR + 2.25% ), 3/22/30 ............................ United States 6,169,000 6,185,502
TransDigm, Inc., First Lien, CME Term Loan, M , 6.152% ,
( 1-month SOFR + 2.5% ), 8/19/32 ...................... United States 3,466,452 3,476,279
TransDigm, Inc., First Lien, CME Term Loan, N , 6.152% , ( 1-month
SOFR + 2.5% ), 2/14/33 ............................. United States 1,046,511 1,049,426
20,024,946
a a a a a a
f
Air Freight & Logistics 0.6%
Clue Opco LLC, First Lien, CME Term Loan, B , 8.163% , ( 3-month
SOFR + 4.5% ), 12/19/30 ............................ United States 2,205,366 2,196,842
Rand Parent LLC, First Lien, CME Term Loan, B , 6.7% , ( 3-month
SOFR + 3% ), 3/18/30 ............................... United States 4,472,796 4,496,435
6,693,277
a a a a a a
f
Automobile Components 2.4%
Adient US LLC, First Lien, CME Term Loan, B2 , 5.652% ,
( 1-month SOFR + 2% ), 1/31/31 ....................... United States 3,572,367 3,582,780
American Axle & Manufacturing, Inc., First Lien, CME Term Loan,
C , 6.912% , ( 3-month SOFR + 3.25% ), 2/03/33 ............ United States 2,807,463 2,810,972
Autokiniton US Holdings, Inc., First Lien, CME Term Loan, B ,
7.767% , ( 1-month SOFR + 4% ), 4/06/28 ................ United States 5,286,480 5,239,668
Clarios Global LP, First Lien, 2024 Dollar CME Term Loan ,
6.152% , ( 1-month SOFR + 2.5% ), 5/06/30 ............... United States 1,635,187 1,644,385
Clarios Global LP, First Lien, Amendment No. 6 Dollar CME Term
Loan , 6.402% , ( 1-month SOFR + 2.75% ), 1/28/32 ......... United States 4,805,026 4,834,072
DexKo Global, Inc., First Lien, Refinancing 2026 CME Term Loan ,
8.663% , ( 3-month SOFR + 5% ), 10/06/31 ................ United States 3,627,431 3,355,374
DexKo Global, Inc., First Lien, Refinancing Dollar CME Term
Loan , 8.163% , ( 3-month SOFR + 4.5% ), 10/06/31 ......... United States 1,393,735 1,328,111
g
First Brands Group LLC, First Lien, 2021 CME Term Loan , PIK,
3.779% , ( 1-month SOFR + 7% ), 3/30/27 ................ United States 2,018,040 4,702
g
First Brands Group LLC, First Lien, 2022-II Incremental CME
Term Loan , PIK, 10.779% , ( 1-month SOFR + 7% ), 3/30/27 ... United States 2,063,105 4,807
g
First Brands Group LLC, First Lien, Debtor-In-Possession Roll Up
CME Term Loan , PIK, 10.661% , ( 1-month SOFR + 7% ), 6/29/26 United States 12,191,683 47,974
g
First Brands Group LLC, First Lien, USD Debtor-In-Possession
New Money CME Term Loan , PIK, 13.657% , ( 1-month SOFR +
10% ), 6/29/26 .................................... United States 4,778,157 1,181,113
g
First Brands Group LLC, Second Lien, 2021 CME Term Loan ,
PIK, 14.279% , ( 1-month SOFR + 10.615% ), 3/30/28 ........ United States 6,511,035 8,790
Highline Aftermarket Acquisition LLC, First Lien, 2025-1 CME
Term Loan , 7.173% , ( 3-month SOFR + 3.5% ), 2/19/30 ...... United States 374,990 377,803
RealTruck Group, Inc., First Lien, Second Out CME Term Loan, A ,
8.517% , ( 1-month SOFR + 4.75% ), 1/31/31 .............. United States 1,769,313 1,032,102
RealTruck Group, Inc., First Lien, Second Out CME Term Loan, B ,
9.767% , ( 1-month SOFR + 6% ), 1/31/31 ................ United States 4,487,084 2,612,604
28,065,257
a a a a a a

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
e
Senior Floating Rate Interests
(continued)
Beverages 0.3%
f
Primo Brands Corp., First Lien, 2026 Refinancing CME Term
Loan , 6.45% , ( 3-month SOFR + 2.75% ), 3/31/31 .......... United States 3,507,551 $ 3,533,717
f
Biotechnology 0.2%
h
BioMarin Pharmaceutical, Inc., First Lien, CME Term Loan, B ,
5.174% , ( 12-month SOFR + 1.75% ), 1/28/33 ............. United States 1,572,909 1,579,303
Genmab A/S, First Lien, Initial CME Term Loan, B , 6.7% ,
( 3-month SOFR + 3% ), 12/13/32 ...................... Denmark 942,519 949,527
2,528,830
a a a a a a
f
Broadline Retail 0.5%
Peer Holding III BV, First Lien, CME Term Loan, B4B , 6.2% ,
( 3-month SOFR + 2.5% ), 10/28/30 ..................... Netherlands 473,955 475,969
Peer Holding III BV, First Lien, CME Term Loan, B5B , 6.2% ,
( 3-month SOFR + 2.5% ), 7/01/31 ...................... Netherlands 4,427,306 4,445,015
Peer Holding III BV, First Lien, CME Term Loan, B8 , 5.95% ,
( 3-month SOFR + 2.25% ), 9/29/32 ..................... Netherlands 1,371,653 1,374,567
6,295,551
a a a a a a
f
Building Products 2.4%
Chariot Buyer LLC, First Lien, Amendment No. 5 Incremental
CME Term Loan , 6.402% , ( 1-month SOFR + 2.75% ), 9/08/32 . United States 4,495,723 4,496,374
Cornerstone Building Brands, Inc., First Lien, CME Term Loan, C ,
8.174% , ( 3-month SOFR + 4.5% ), 5/15/31 ............... United States 2,631,164 1,357,681
Cornerstone Building Brands, Inc., First Lien, New CME Term
Loan, B , 7.024% , ( 3-month SOFR + 3.25% ), 4/12/28 ....... United States 4,396,411 2,735,755
Groundworks LLC, First Lien, Initial CME Term Loan , 6.673% ,
( 3-month SOFR + 3% ), 3/14/31 ....................... United States 1,425,013 1,430,805
MIWD Holdco II LLC, First Lien, 2024 Incremental CME Term
Loan , 6.402% , ( 1-month SOFR + 2.75% ), 3/28/31 ......... United States 3,631,997 3,578,553
Quikrete Holdings, Inc., First Lien, CME Term Loan, B1 , 5.902% ,
( 1-month SOFR + 2.25% ), 4/14/31 ..................... United States 4,402,658 4,410,494
Quikrete Holdings, Inc., First Lien, CME Term Loan, B2 , 5.902% ,
( 1-month SOFR + 2.25% ), 3/19/29 ..................... United States 6,385,771 6,399,724
Quikrete Holdings, Inc., First Lien, CME Term Loan, B3 , 5.902% ,
( 1-month SOFR + 2.25% ), 2/10/32 ..................... United States 3,960,000 3,967,801
Smyrna Ready Mix Concrete LLC, First Lien, 2025 CME Term
Loan , 6.652% , ( 1-month SOFR + 3% ), 3/30/29 ............ United States 669,390 670,856
29,048,043
a a a a a a
f
Capital Markets 2.5%
Aretec Group, Inc., First Lien, CME Term Loan, B4 , 6.652% ,
( 1-month SOFR + 3% ), 8/09/30 ....................... United States 4,599,605 4,615,543
Edelman Financial Engines Center LLC (The), First Lien, Initial
CME Term Loan , 6.668% , ( 1-month SOFR + 3% ), 4/07/28 ... United States 5,276,889 5,282,852
GIH Borrower LLC, First Lien, CME Term Loan, B , 6.2% , ( 3-month
SOFR + 2.5% ), 11/26/31 ............................ United States 1,679,528 1,685,826
GTCR Everest Borrower LLC, First Lien, 2026-1 CME Term Loan ,
6.2% , ( 3-month SOFR + 2.5% ), 9/05/31 ................. United States 1,965,274 1,963,131
Jane Street Group LLC, First Lien, Extended CME Term Loan ,
5.673% , ( 3-month SOFR + 2% ), 12/15/31 ................ United States 5,222,437 5,219,826
Nexus Buyer LLC, First Lien, Amendment No. 10 CME Term
Loan , 7.652% , ( 1-month SOFR + 4% ), 7/31/31 ............ United States 2,078,266 2,045,014
Osmosis Buyer Ltd., First Lien, 2026 Refinancing CME Term
Loan, B , 6.161% , ( 1-month SOFR + 2.5; 3-month SOFR + 2.5 ),
7/31/28 ......................................... United Kingdom 7,884,221 7,913,116

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
e
Senior Floating Rate Interests
(continued)
f
Capital Markets (continued)
Victory Capital Holdings, Inc., First Lien, CME Term Loan, B3 ,
5.7% , ( 3-month SOFR + 2% ), 9/23/32 .................. United States 1,492,500 $ 1,500,089
30,225,397
a a a a a a
f
Chemicals 1.3%
Hexion Holdings Corp., Second Lien, Initial CME Term Loan ,
11.19% , ( 1-month SOFR + 7.438% ), 3/15/30 ............. United States 1,785,337 1,663,711
Indicor LLC, First Lien, Dollar CME Term Loan, E , 6.2% , ( 3-month
SOFR + 2.5% ), 11/22/29 ............................ United States 2,884,334 2,896,174
INEOS US Finance LLC, First Lien, 2030 Dollar CME Term Loan ,
6.902% , ( 1-month SOFR + 3.25% ), 2/18/30 .............. Luxembourg 1,443,222 1,347,609
INEOS US Petrochem LLC, First Lien, New CME Term Loan, B1 ,
8.002% , ( 1-month SOFR + 4.25% ), 4/02/29 .............. United States 3,516,694 3,248,563
Lummus Technology Holdings V LLC, First Lien, Amendment No.
4 Refinancing CME Term Loan, B , 6.152% , ( 1-month SOFR +
2.5% ), 12/31/29 ................................... United States 3,037,787 3,032,365
SCIH Salt Holdings, Inc., First Lien, CME Term Loan, B1 , 6.35% ,
( 6-month SOFR + 2.75% ), 1/31/29 ..................... United States 3,008,163 3,021,084
15,209,506
a a a a a a
f
Commercial Services & Supplies 4.2%
Allied Universal Holdco LLC, First Lien, Amendment No. 7
Replacement USD CME Term Loan , 6.902% , ( 1-month SOFR +
3.25% ), 8/20/32 ................................... United States 6,752,069 6,779,145
Aramark Services, Inc., First Lien, U.S. CME Term Loan, B10 ,
5.402% , ( 1-month SOFR + 1.75% ), 6/24/30 .............. United States 1,724,189 1,734,431
h
Camelot US Acquisition LLC, First Lien, Incremental CME Term
Loan , 6.902% , ( 1-month SOFR + 3.25% ), 1/31/31 ......... United States 3,000,000 2,842,500
Filtration Group Corp., First Lien, 2025 Incremental Dollar CME
Term Loan, B , 6.152% , ( 1-month SOFR + 2.5% ), 10/23/28 ... United States 9,717,325 9,745,068
Madison IAQ LLC, First Lien, 2025 Repriced Incremental CME
Term Loan , 6.378% , ( 6-month SOFR + 2.75% ), 11/08/32 .... United States 3,823,943 3,839,966
Neptune Bidco US, Inc., First Lien, 2026 Dollar CME Term Loan,
B , 8.769% , ( 3-month SOFR + 5% ), 2/03/33 .............. United States 3,700,000 3,630,865
PG Polaris BidCo SARL, First Lien, Second Amendment
Refinancing CME Term Loan , 5.95% , ( 3-month SOFR + 2.25% ),
3/26/31 ......................................... Luxembourg 4,228,886 4,255,633
Pitney Bowes, Inc., First Lien, CME Term Loan, B , 7.45% ,
( 3-month SOFR + 3.75% ), 3/19/32 ..................... United States 8,017,502 8,015,859
Prime Security Services Borrower LLC, First Lien, 2024-1
Refinancing CME Term Loan, B1 , 5.657% , ( 1-month SOFR +
2% ), 10/15/30 .................................... United States 4,544,800 4,554,276
Reworld Holding Corp., First Lien, 2025 Incremental CME Term
Loan , 5.904% , ( 1-month SOFR + 2.25% ), 1/15/31 ......... United States 2,267,045 2,272,713
Spin Holdco, Inc., First Lien, Initial CME Term Loan , 7.928% ,
( 3-month SOFR + 4% ), 9/04/30 ....................... United States 4,067,335 2,877,639
50,548,095
a a a a a a
Communications Equipment 0.4%
f
Delta Topco, Inc., First Lien, Fourth Amendment Refinancing CME
Term Loan , 6.424% , ( 3-month SOFR + 2.75% ), 11/30/29 .... United States 5,220,826 5,039,324
f
Construction & Engineering 2.1%
Artera Services LLC, First Lien, CME Term Loan, C , 8.152% ,
( 1-month SOFR + 4.5% ), 2/18/31 ...................... United States 8,031,715 6,903,941
h
Azuria Water Solutions, Inc., First Lien, Initial CME Term Loan ,
6.191% , ( 12-month SOFR + 2.75% ), 4/25/33 ............. United States 3,831,269 3,836,059

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
e
Senior Floating Rate Interests
(continued)
f
Construction & Engineering (continued)
Brand Industrial Services, Inc., First Lien, CME Term Loan, C ,
8.164% , ( 3-month SOFR + 4.5% ), 8/01/30 ............... United States 6,160,920 $ 5,367,085
Chromalloy Corp., First Lien, CME Term Loan , 6.932% , ( 3-month
SOFR + 3.25% ), 3/27/31 ............................ United States 3,784,044 3,800,372
DG Investment Intermediate Holdings 2, Inc., First Lien, Closing
Date Initial CME Term Loan , 6.902% , ( 1-month SOFR + 3.25% ),
7/09/32 ......................................... United States 937,248 939,596
Dycom Industries, Inc., First Lien, CME Term Loan, B , 5.405% ,
( 1-month SOFR + 1.75% ), 1/27/33 ..................... United States 365,044 368,240
Red SPV LLC, First Lien, Initial CME Term Loan , 5.902% ,
( 1-month SOFR + 2.25% ), 3/15/32 ..................... United Kingdom 2,710,018 2,715,953
Zekelman Industries, Inc., First Lien, 2024 CME Term Loan ,
5.908% , ( 1-month SOFR + 2.25% ), 1/24/31 .............. United States 1,334,739 1,340,399
25,271,645
a a a a a a
Consumer Finance 0.2%
f
Shift4 Payments LLC, First Lien, Amendment No. 3 Refinancing
CME Term Loan , 5.674% , ( 3-month SOFR + 2% ), 7/06/32 ... United States 1,894,196 1,904,064
Consumer Staples Distribution & Retail 0.1%
f
Boots Group Finco LP, First Lien, Closing Date Dollar CME Term
Loan , 6.924% , ( 3-month SOFR + 3.25% ), 8/30/32 ......... United Kingdom 1,242,561 1,251,302
f
Containers & Packaging 1.9%
Charter Next Generation, Inc., First Lien, Initial CME Term Loan ,
6.161% , ( 1-month SOFR + 2.5% ), 11/29/30 .............. United States 6,670,106 6,679,711
Clydesdale Acquisition Holdings, Inc., First Lien, 2025 Incremental
Closing Date CME Term Loan, B , 6.902% , ( 1-month SOFR +
3.25% ), 4/01/32 ................................... United States 7,020,483 6,532,419
Graham Packaging Co., Inc., First Lien, Initial CME Term Loan ,
5.902% , ( 1-month SOFR + 2.25% ), 1/26/33 .............. United States 837,054 836,531
Mauser Packaging Solutions Holding Co., First Lien, 2025 CME
Term Loan , 7.164% , ( 3-month SOFR + 3.5% ), 4/15/30 ...... United States 3,703,291 3,645,427
ProAmpac PG Borrower LLC, First Lien, Initial USD CME Term
Loan , 7.767% , ( 1-month SOFR + 4% ), 3/07/33 ............ United States 5,533,477 5,418,657
23,112,745
a a a a a a
f
Distributors 1.1%
BCPE Empire Holdings, Inc., First Lien, Amendment No. 8
Incremental CME Term Loan , 6.902% , ( 1-month SOFR +
3.25% ), 12/11/30 .................................. United States 5,147,116 5,143,101
Core & Main LP, First Lien, CME Term Loan, E , 5.654% , ( 1-month
SOFR + 2% ), 2/10/31 ............................... United States 1,719,463 1,724,484
Verde Purchaser LLC, First Lien, Second Refinancing CME Term
Loan , 7.7% , ( 3-month SOFR + 4% ), 11/30/30 ............. United States 5,736,678 5,567,245
12,434,830
a a a a a a
f
Diversified Consumer Services 1.2%
Ascend Learning LLC, First Lien, Initial CME Term Loan , 6.668% ,
( 1-month SOFR + 3% ), 12/11/28 ...................... United States 4,329,565 4,261,526
Belron Finance 2019 LLC, First Lien, CME Term Loan, B , 5.66% ,
( 3-month SOFR + 2% ), 10/16/31 ...................... United States 2,268,000 2,281,710
Mavis Tire Express Services Topco Corp., First Lien, 2025
Incremental CME Term Loan , 6.669% , ( 6-month SOFR + 3% ),
5/04/28 ......................................... United States 3,472,114 3,481,819
Spring Education Group, Inc., First Lien, CME Term Loan , 6.95% ,
( 3-month SOFR + 3.25% ), 9/30/30 ..................... United States 1,499,923 1,491,276

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
e
Senior Floating Rate Interests
(continued)
f
Diversified Consumer Services (continued)
Wand NewCo 3, Inc., First Lien, Initial CME Term Loan , 6.152% ,
( 1-month SOFR + 2.5% ), 1/30/31 ...................... United States 2,134,113 $ 2,139,725
13,656,056
a a a a a a
f
Electric Utilities 0.4%
Alpha Generation LLC, First Lien, Initial CME Term Loan, B ,
5.402% , ( 1-month SOFR + 1.75% ), 9/30/31 .............. United States 2,977,330 2,980,992
Hamilton Projects Acquiror LLC, First Lien, Initial CME Term Loan ,
6.152% , ( 1-month SOFR + 2.5% ), 5/30/31 ............... United States 1,541,848 1,552,980
4,533,972
a a a a a a
f
Electronic Equipment, Instruments & Components 0.4%
MX Holdings US, Inc., First Lien, Senior USD CME Term Loan, B ,
5.652% , ( 1-month SOFR + 2% ), 3/17/32 ................ United States 1,260,090 1,267,965
Project Aurora US Finco, Inc., First Lien, CME Term Loan, B2 ,
6.45% , ( 3-month SOFR + 2.75% ), 12/06/32 .............. United States 663,027 666,345
Sanmina Corp., First Lien, Incremental CME Term Loan, B1 ,
5.665% , ( 1-month SOFR + 2% ), 10/27/32 ................ United States 3,018,868 3,037,736
4,972,046
a a a a a a
f
Entertainment 2.3%
Banijay Entertainment SAS, First Lien, CME Term Loan, B3 ,
6.415% , ( 1-month SOFR + 2.75% ), 3/01/28 .............. France 1,708,862 1,719,551
Crown Finance US, Inc., First Lien, Initial CME Term Loan ,
8.157% , ( 1-month SOFR + 4.5% ), 12/02/31 .............. United Kingdom 3,790,452 3,793,617
Playtika Holding Corp., First Lien, CME Term Loan, B1 , 6.517% ,
( 1-month SOFR + 2.75% ), 3/13/28 ..................... United States 6,756,951 6,514,613
TKO Worldwide Holdings LLC, First Lien, CME Term Loan, B5 ,
5.664% , ( 3-month SOFR + 2% ), 11/21/31 ................ United States 15,633,099 15,692,818
27,720,599
a a a a a a
f
Financial Services 3.7%
Belfor Holdings, Inc., First Lien, Replacement CME Term Loan,
B5 , 6.402% , ( 1-month SOFR + 2.75% ), 11/01/30 .......... United States 3,495,523 3,518,839
First Eagle Holdings, Inc., First Lien, Initial CME Term Loan , 7.2% ,
( 3-month SOFR + 3.5% ), 8/16/32 ...................... United States 4,989,284 4,983,746
Hudson River Trading LLC, First Lien, CME Term Loan, B2 ,
6.161% , ( 1-month SOFR + 2.5% ), 3/18/30 ............... United States 6,504,491 6,529,696
Orion US Finco, Inc., First Lien, Initial CME Term Loan , 7.169% ,
( 3-month SOFR + 3.5% ), 10/08/32 ..................... United States 6,168,123 6,171,022
Osaic Holdings, Inc., First Lien, CME Term Loan, B1 , 6.2% ,
( 3-month SOFR + 2.5% ), 7/30/32 ...................... United States 10,529,033 10,541,931
Priority Holdings LLC, First Lien, CME Term Loan, B , 7.402% ,
( 1-month SOFR + 3.75% ), 7/30/32 ..................... United States 3,749,903 3,649,593
Red Planet Borrower LLC, First Lien, Initial CME Term Loan ,
7.652% , ( 1-month SOFR + 4% ), 9/08/32 ................ United States 5,486,250 5,460,958
Speed Midco 3 SARL, First Lien, USD CME Term Loan, B ,
6.195% , ( 6-month SOFR + 2.5% ), 10/07/32 .............. Luxembourg 2,625,000 2,622,808
43,478,593
a a a a a a
f
Food Products 0.4%
Chobani LLC, First Lien, Closing Date CME Term Loan , 5.918% ,
( 1-month SOFR + 2.25% ), 10/28/32 .................... United States 3,426,694 3,449,944

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
e
Senior Floating Rate Interests
(continued)
f
Food Products (continued)
Nourish Buyer I, Inc., First Lien, 2026-1 CME Term Loan , 7.669% ,
( 3-month SOFR + 4% ), 7/09/32 ....................... United States 1,546,756 $ 1,560,291
5,010,235
a a a a a a
f
Ground Transportation 2.4%
Aggreko Holdings, Inc., First Lien, 2025 Amended USD CME
Term Loan , 6.664% , ( 3-month SOFR + 3% ), 5/21/31 ....... United Kingdom 3,795,938 3,819,188
First Student Bidco, Inc., First Lien, Initial CME Term Loan, B ,
5.95% , ( 3-month SOFR + 2.25% ), 8/15/30 ............... United States 7,259,115 7,271,201
First Student Bidco, Inc., First Lien, Initial CME Term Loan, C ,
5.95% , ( 3-month SOFR + 2.25% ), 8/15/30 ............... United States 1,328,238 1,330,449
Kenan Advantage Group, Inc. (The), First Lien, U.S. CME Term
Loan, B4 , 6.918% , ( 1-month SOFR + 3.25% ), 1/25/29 ...... United States 6,257,415 6,251,157
g
LaserShip, Inc., First Lien, CME Term Loan, B1 , PIK, 5.461% ,
( 3-month SOFR + 1.5% ), 8/10/29 ...................... United States 2,391,398 1,731,505
g
LaserShip, Inc., First Lien, CME Term Loan, D , PIK, 5.461% ,
( 3-month SOFR + 1.5% ), 8/10/29 ...................... United States 5,534,874 1,263,172
Savage Enterprises LLC, First Lien, Amendment No. 7 CME Term
Loan , 6.161% , ( 1-month SOFR + 2.5% ), 8/05/32 .......... United States 783,778 788,371
WWEX Uni Topco Holdings LLC, First Lien, Initial CME Term
Loan , 7.7% , ( 3-month SOFR + 4% ), 7/26/28 .............. United States 5,594,426 5,608,021
28,063,064
a a a a a a
f
Health Care Equipment & Supplies 2.1%
Bausch + Lomb Corp., First Lien, 2025-2 Refinancing CME Term
Loan , 7.402% , ( 1-month SOFR + 3.75% ), 1/15/31 ......... United States 2,804,091 2,823,818
Hologic, Inc., First Lien, CME Term Loan, B , 5.924% , ( 3-month
SOFR + 2.25% ), 4/07/33 ............................ United States 16,500,000 16,427,895
Medline Borrower LP, First Lien, 2028 Refinancing CME Term
Loan , 5.402% , ( 1-month SOFR + 1.75% ), 10/23/28 ........ United States 3,308,765 3,323,985
Medline Borrower LP, First Lien, 2030 Refinancing CME Term
Loan , 5.402% , ( 1-month SOFR + 1.75% ), 10/23/30 ........ United States 2,679,750 2,693,269
25,268,967
a a a a a a
f
Health Care Providers & Services 6.1%
ADMI Corp., First Lien, Amendment No. 4 Refinancing CME Term
Loan , 7.142% , ( 1-month SOFR + 3.375% ), 12/23/27 ....... United States 3,303,141 3,173,080
ADMI Corp., First Lien, Amendment No. 5 CME Term Loan ,
7.532% , ( 1-month SOFR + 3.75% ), 12/23/27 ............. United States 3,832,344 3,602,404
ADMI Corp., First Lien, CME Term Loan, B5 , 9.418% , ( 1-month
SOFR + 5.75% ), 12/23/27 ........................... United States 1,142,532 1,082,550
Charlotte Buyer, Inc., First Lien, Second Refinancing CME Term
Loan , 7.902% , ( 1-month SOFR + 4.25% ), 2/11/28 ......... United States 9,497,467 9,496,754
CNT Holdings I Corp., First Lien, 2025 Replacement CME Term
Loan , 6.163% , ( 3-month SOFR + 2.5% ), 11/08/32 ......... United States 6,910,721 6,944,618
Concentra Health Services, Inc., First Lien, CME Term Loan, B1 ,
5.652% , ( 1-month SOFR + 2% ), 7/28/31 ................ United States 455,781 458,536
Dermatology Intermediate Holdings III, Inc., First Lien, Initial CME
Term Loan , 7.913% , ( 3-month SOFR + 4.25% ), 3/26/29 ..... United States 7,576,195 7,243,146
LifePoint Health, Inc., First Lien, 2024-2 Refinancing CME Term
Loan , 7.177% , ( 3-month SOFR + 3.5% ), 5/19/31 .......... United States 3,224,383 3,210,792
LifePoint Health, Inc., First Lien, CME Term Loan, B1 , 7.423% ,
( 3-month SOFR + 3.75% ), 5/19/31 ..................... United States 10,176,516 10,147,920
Medical Solutions Holdings, Inc., First Lien, CME Term Loan ,
7.263% , ( 3-month SOFR + 3.5% ), 11/01/28 .............. United States 4,704,041 779,130
MPH Acquisition Holdings LLC, First Lien, Exchange First Out
CME Term Loan , 7.417% , ( 3-month SOFR + 3.75% ), 12/31/30 United States 805,473 806,379

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
e
Senior Floating Rate Interests
(continued)
f
Health Care Providers & Services (continued)
MPH Acquisition Holdings LLC, First Lien, Second Out CME Term
Loan , 8.263% , ( 3-month SOFR + 4.6% ), 12/31/30 ......... United States 2,221,863 $ 1,994,122
Paradigm Parent LLC, First Lien, Initial CME Term Loan , 8.2% ,
( 3-month SOFR + 4.5% ), 4/16/32 ...................... United States 7,263,500 6,339,692
g
Pathway Vet Alliance LLC, First Lien, CME Term Loan, B , PIK,
8.663% , ( 3-month SOFR + 5% ), 6/30/28 ................ United States 8,142,071 5,459,824
Phoenix Guarantor, Inc., First Lien, CME Term Loan, B5 , 6.152% ,
( 1-month SOFR + 2.5% ), 2/21/31 ...................... United States 2,970,517 2,984,003
Surgery Center Holdings, Inc., First Lien, 2025 Refinancing CME
Term Loan , 6.168% , ( 1-month SOFR + 2.5% ), 12/19/30 ..... United States 907,494 910,965
US Anesthesia Partners, Inc., First Lien, Initial CME Term Loan ,
7.779% , ( 1-month SOFR + 4% ), 10/02/28 ................ United States 5,213,143 5,229,747
US Fertility Enterprises LLC, First Lien, Initial CME Term Loan ,
7.152% , ( 1-month SOFR + 3.5% ), 12/10/32 .............. United States 3,213,158 3,232,035
73,095,697
a a a a a a
f
Health Care Technology 1.6%
AthenaHealth Group, Inc., First Lien, Initial CME Term Loan ,
6.402% , ( 1-month SOFR + 2.75% ), 2/15/29 .............. United States 10,315,031 10,291,101
Cotiviti, Inc., First Lien, Amendment No. 2 CME Term Loan ,
6.415% , ( 1-month SOFR + 2.75% ), 3/26/32 .............. United States 3,672,250 3,382,399
Cotiviti, Inc., First Lien, New CME Term Loan, B , 6.415% ,
( 1-month SOFR + 2.75% ), 5/01/31 ..................... United States 6,300,482 5,804,319
19,477,819
a a a a a a
f
Hotels, Restaurants & Leisure 7.4%
Caesars Entertainment, Inc., First Lien, 2023 Incremental CME
Term Loan, B , 5.902% , ( 1-month SOFR + 2.25% ), 2/06/30 ... United States 6,421,546 6,247,651
h
Dave & Buster's, Inc., First Lien, 2024 Incremental CME Term
Loan, B , 6.938% , ( 3-month SOFR + 3.25% ), 11/03/31 ...... United States 3,590,886 3,121,827
h
Dave & Buster's, Inc., First Lien, 2024 Refinancing CME Term
Loan, B , 6.938% , ( 3-month SOFR + 3.25% ), 6/29/29 ....... United States 2,200,000 1,998,854
Fertitta Entertainment LLC, First Lien, Initial CME Term Loan, B ,
6.902% , ( 1-month SOFR + 3.25% ), 1/29/29 .............. United States 7,385,984 7,335,206
Flutter Financing BV, First Lien, 2024 Refinancing CME Term
Loan, B , 5.45% , ( 3-month SOFR + 1.75% ), 12/02/30 ....... Ireland 4,399,195 4,393,696
Flynn Restaurant Group LP, First Lien, 2025 CME Term Loan ,
7.402% , ( 1-month SOFR + 3.75% ), 1/28/32 .............. United States 11,622,172 11,574,928
Golden State Foods LLC, First Lien, Initial CME Term Loan , 7.2% ,
( 3-month SOFR + 3.5% ), 12/04/31 ..................... United States 2,789,618 2,806,175
Great Canadian Gaming Corp., First Lien, CME Term Loan, B ,
8.437% , ( 3-month SOFR + 4.75% ), 11/01/29 ............. Canada 6,929,589 6,773,673
Hilton Grand Vacations Borrower LLC, First Lien, Initial CME Term
Loan , 5.652% , ( 1-month SOFR + 2% ), 8/02/28 ............ United States 2,905,928 2,911,653
IRB Holding Corp., First Lien, 2025 Replacement CME Term
Loan, B , 6.154% , ( 1-month SOFR + 2.5% ), 12/16/30 ....... United States 11,925,919 11,970,642
Light & Wonder International, Inc., First Lien, CME Term Loan,
B3 , 5.653% , ( 1-month SOFR + 2% ), 4/16/29 ............. United States 4,266,869 4,274,869
Ontario Gaming GTA LP, First Lien, CME Term Loan, B , 7.95% ,
( 3-month SOFR + 4.25% ), 8/01/30 ..................... Canada 9,653,906 9,182,699
Penn Entertainment, Inc., First Lien, CME Term Loan, B , 6.152% ,
( 1-month SOFR + 2.5% ), 5/03/29 ...................... United States 3,451,991 3,470,045
Raising Cane's Restaurants LLC, First Lien, First Amendment
New CME Term Loan , 5.652% , ( 1-month SOFR + 2% ), 11/03/32 United States 3,965,720 3,974,405
Scientific Games Holdings LP, First Lien, 2024 Refinancing Dollar
CME Term Loan , 6.674% , ( 3-month SOFR + 3% ), 4/04/29 ... United States 2,668,711 2,631,456

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
e
Senior Floating Rate Interests
(continued)
f
Hotels, Restaurants & Leisure (continued)
Whatabrands LLC, First Lien, 2024-2 Refinancing CME Term
Loan. B , 6.152% , ( 1-month SOFR + 2.5% ), 8/03/28 ........ United States 5,144,264 $ 5,159,105
87,826,884
a a a a a a
Household Durables 0.4%
f
Hunter Douglas, Inc., First Lien, CME Term Loan, B1 , 6.7% ,
( 3-month SOFR + 3% ), 1/16/32 ....................... Netherlands 5,131,309 5,091,900
Household Products 0.0%
†
f
Energizer Holdings, Inc., First Lien, Initial CME Term Loan ,
5.652% , ( 1-month SOFR + 2% ), 3/19/32 ................ United States 342,358 343,498
f
Independent Power and Renewable Electricity Producers 1.0%
Talen Energy Supply LLC, First Lien, 2024-1 Incremental CME
Term Loan, B , 6.153% , ( 3-month SOFR + 2.5% ), 12/15/31 ... United States 1,062,780 1,067,999
Talen Energy Supply LLC, First Lien, 2025-1 Incremental CME
Term Loan, B , 5.652% , ( 1-month SOFR + 2% ), 11/25/32 ..... United States 1,028,350 1,031,163
Talen Energy Supply LLC, First Lien, Initial CME Term Loan, B ,
6.153% , ( 3-month SOFR + 2.5% ), 5/17/30 ............... United States 9,698,403 9,743,306
11,842,468
a a a a a a
f
Insurance 7.8%
Acrisure LLC, First Lien, 2025 Refinancing CME Term Loan, B ,
6.902% , ( 1-month SOFR + 3.25% ), 6/21/32 .............. United States 1,680,730 1,656,359
Acrisure LLC, First Lien, CME Term Loan, B6 , 6.668% , ( 1-month
SOFR + 3% ), 11/06/30 .............................. United States 10,723,472 10,581,386
Alliant Holdings Intermediate LLC, First Lien, Initial CME Term
Loan , 6.168% , ( 1-month SOFR + 2.5% ), 9/19/31 .......... United States 9,112,152 9,107,870
AmWINS Group, Inc., First Lien, 2026 Refinancing CME Term
Loan , 5.668% , ( 1-month SOFR + 2% ), 1/30/32 ............ United States 4,479,473 4,481,041
Asurion LLC, First Lien, New CME Term Loan, B10 , 7.763% ,
( 3-month SOFR + 4% ), 8/21/28 ....................... United States 2,374,793 2,380,492
Asurion LLC, First Lien, New CME Term Loan, B11 , 8.013% ,
( 3-month SOFR + 4.25% ), 8/21/28 ..................... United States 469,718 470,453
Asurion LLC, Second Lien, New CME Term Loan, B4 , 9.017% ,
( 1-month SOFR + 5.25% ), 1/19/29 ..................... United States 4,169,499 4,189,033
Broadstreet Partners Group LLC, First Lien, 2024 CME Term
Loan, B , 6.152% , ( 1-month SOFR + 2.5% ), 6/16/31 ........ United States 7,168,953 7,132,140
CRC Insurance Group LLC, First Lien, CME Term Loan, B ,
6.45% , ( 3-month SOFR + 2.75% ), 5/06/31 ............... United States 6,146,024 6,115,294
HUB International Ltd., First Lien, 2025 Incremental CME Term
Loan , 5.922% , ( 3-month SOFR + 2.25% ), 6/20/30 ......... United States 20,884,801 20,959,464
OneDigital Borrower LLC, First Lien, 2025 Refinancing CME Term
Loan , 6.652% , ( 1-month SOFR + 3% ), 7/02/31 ............ United States 8,344,659 8,244,523
Sedgwick Claims Management Services, Inc., First Lien, 2024
CME Term Loan , 6.152% , ( 1-month SOFR + 2.5% ), 7/31/31 .. United States 17,463,099 17,359,979
92,678,034
a a a a a a
f
IT Services 2.5%
Barracuda Networks, Inc., First Lien, Initial CME Term Loan ,
8.163% , ( 3-month SOFR + 4.5% ), 8/15/29 ............... United States 4,497,808 3,104,365
Fortress Intermediate 3, Inc., First Lien, CME Term Loan, B ,
6.661% , ( 1-month SOFR + 3% ), 6/27/31 ................ United States 6,432,178 6,408,057
Gainwell Acquisition Corp., First Lien, CME Term Loan, B , 7.8% ,
( 3-month SOFR + 4% ), 10/01/27 ...................... United States 5,284,486 5,204,135
Kaseya, Inc., First Lien, Initial CME Term Loan , 6.913% , ( 3-month
SOFR + 3.25% ), 3/22/32 ............................ United States 6,073,223 5,541,816

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
e
Senior Floating Rate Interests
(continued)
f
IT Services (continued)
MH Sub I LLC, First Lien, 2024 December New CME Term Loan ,
7.902% , ( 1-month SOFR + 4.25% ), 12/31/31 ............. United States 12,603,871 $ 9,995,563
30,253,936
a a a a a a
f
Machinery 1.4%
Columbus McKinnon Corp., First Lien, Initial CME Term Loan ,
7.2% , ( 3-month SOFR + 3.5% ), 2/03/33 ................. United States 792,785 795,100
CompoSecure Holdings LLC, First Lien, Initial CME Term Loan ,
5.918% , ( 1-month SOFR + 2.25% ), 1/14/33 .............. United States 1,505,376 1,511,654
CPM Holdings, Inc., First Lien, Initial CME Term Loan , 8.165% ,
( 1-month SOFR + 4.5% ), 9/28/28 ...................... United States 4,592,864 4,602,738
Engineered Machinery Holdings, Inc., First Lien, 2025 USD
Refinancing CME Term Loan , 6.95% , ( 3-month SOFR + 3.25% ),
11/26/32 ........................................ United States 2,262,051 2,280,012
Madison Safety & Flow LLC, First Lien, 2025 Incremental CME
Term Loan, B , 6.154% , ( 1-month SOFR + 2.5% ), 9/26/31 .... United States 2,307,526 2,315,557
TK Elevator Midco GmbH, First Lien, CME Term Loan, B1 ,
6.377% , ( 6-month SOFR + 2.75% ), 4/30/30 .............. Germany 5,485,852 5,538,818
17,043,879
a a a a a a
f
Media 1.6%
Cengage Learning, Inc., First Lien, 2026 Refinancing CME Term
Loan , 6.653% , ( 1-month SOFR + 3% ), 3/24/31 ............ United States 2,317,394 2,274,058
Clear Channel Outdoor Holdings, Inc., First Lien, 2024
Refinancing CME Term Loan , 7.767% , ( 1-month SOFR + 4% ),
8/23/28 ......................................... United States 2,405,151 2,417,429
CMG Media Corp., First Lien, CME Term Loan , 7.3% , ( 3-month
SOFR + 3.5% ), 6/18/29 ............................. United States 8,647,720 8,159,124
DIRECTV Financing LLC, First Lien, 2024 Refinancing CME Term
Loan, B , 9.175% , ( 3-month SOFR + 5.25% ), 8/02/29 ....... United States 613,462 616,001
Gray Media, Inc., First Lien, CME Term Loan, D , 6.779% ,
( 1-month SOFR + 3% ), 12/01/28 ...................... United States 1,272,776 1,278,211
iHeartCommunications, Inc., First Lien, Refinanced CME Term
Loan, B , 9.542% , ( 1-month SOFR + 5.775% ), 5/01/29 ...... United States 3,813,640 3,725,927
McGraw-Hill Education, Inc., First Lien, CME Term Loan, B ,
6.402% , ( 1-month SOFR + 2.75% ), 8/06/31 .............. United States 904,372 905,317
19,376,067
a a a a a a
f
Oil, Gas & Consumable Fuels 0.2%
CPPIB OVM Member US LLC, First Lien, Initial CME Term Loan ,
5.95% , ( 3-month SOFR + 2.25% ), 8/20/31 ............... United States 75,566 75,755
UGI Energy Services LLC, First Lien, Initial CME Term Loan ,
6.152% , ( 1-month SOFR + 2.5% ), 2/22/30 ............... United States 2,759,850 2,780,549
2,856,304
a a a a a a
Passenger Airlines 0.7%
f
AAdvantage Loyalty IP Ltd., First Lien, CME Term Loan , 5.925% ,
( 3-month SOFR + 2.25% ), 4/20/28 ..................... United States 8,825,036 8,788,854
f
Pharmaceuticals 0.3%
Endo Finance Holdings LP, First Lien, 2024 Refinancing CME
Term Loan , 7.418% , ( 1-month SOFR + 3.75% ), 4/23/31 ..... United States 1,213,054 1,202,136
Southern Veterinary Partners LLC, First Lien, 2025 New CME
Term Loan , 6.154% , ( 1-month SOFR + 2.5% ), 12/04/31 ..... United States 2,457,693 2,456,022
3,658,158
a a a a a a

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
e
Senior Floating Rate Interests
(continued)
f
Professional Services 2.6%
AlixPartners LLP, First Lien, 2025 Dollar CME Term Loan ,
5.668% , ( 1-month SOFR + 2% ), 8/12/32 ................ United States 7,833,770 $ 7,844,972
CHG Healthcare Services, Inc., First Lien, Amendment No. 7
Refinancing CME Term Loan , 6.402% , ( 1-month SOFR +
2.75% ), 9/29/28 ................................... United States 3,678,291 3,688,480
CoreLogic, Inc., First Lien, Initial CME Term Loan , 7.267% ,
( 1-month SOFR + 3.5% ), 6/02/28 ...................... United States 8,031,795 7,881,199
Grant Thornton Advisors LLC, First Lien, 2025 Incremental CME
Term Loan , 6.402% , ( 1-month SOFR + 2.75% ), 6/02/31 ..... United States 9,556,733 9,281,021
Ingenovis Health, Inc., First Lien, Initial CME Term Loan , 8.184% ,
( 3-month SOFR + 4.25% ), 3/06/28 ..................... United States 5,994,411 2,093,188
30,788,860
a a a a a a
Real Estate Management & Development 0.1%
f
Cushman & Wakefield US Borrower LLC, First Lien, 2025-2 CME
Term Loan , 6.402% , ( 1-month SOFR + 2.75% ), 1/31/30 ..... United States 531,257 533,913
Semiconductors & Semiconductor Equipment 0.1%
f
MKS Instruments, Inc., First Lien, 2026-1 Dollar CME Term Loan,
B , 5.407% , ( 1-month SOFR + 1.75% ), 2/04/33 ............ United States 1,634,042 1,641,705
f
Software 11.2%
Avalara, Inc., First Lien, First Amendment CME Term Loan ,
6.45% , ( 3-month SOFR + 2.75% ), 3/26/32 ............... United States 7,771,224 7,638,647
Azalea Topco, Inc., First Lien, 2025 Refinancing CME Term Loan ,
6.652% , ( 1-month SOFR + 3% ), 4/30/31 ................ United States 2,977,500 2,979,629
Boxer Parent Co., Inc., First Lien, 2031 Replacement Dollar CME
Term Loan , 6.673% , ( 3-month SOFR + 3% ), 7/30/31 ....... United States 2,871,000 2,665,838
Central Parent LLC, First Lien, 2024 Refinancing CME Term
Loan , 6.95% , ( 3-month SOFR + 3.25% ), 7/06/29 .......... United States 5,339,685 2,461,595
Cloud Software Group, Inc., First Lien, Incremental CME Term
Loan, B , 6.95% , ( 3-month SOFR + 3.25% ), 3/21/31 ........ United States 6,695,241 6,211,945
Cloud Software Group, Inc., First Lien, Initial Dollar CME Term
Loan, B , 7.498% , ( 12-month SOFR + 3.5% ), 8/16/32 ....... United States 4,595,792 4,264,757
Cloudera, Inc., First Lien, Initial CME Term Loan , 7.518% ,
( 1-month SOFR + 3.75% ), 10/09/28 .................... United States 6,028,755 5,448,518
Cloudera, Inc., Second Lien, Initial CME Term Loan , 9.768% ,
( 1-month SOFR + 6% ), 10/10/29 ...................... United States 3,000,000 2,355,540
Clover Holdings 2 LLC, First Lien, Initial CME Term Loan , 7.402% ,
( 1-month SOFR + 3.75% ), 12/09/31 .................... United States 3,135,392 3,060,926
Dayforce Bidco LLC, First Lien, Initial CME Term Loan , 6.663% ,
( 3-month SOFR + 3% ), 2/04/33 ....................... United States 12,500,000 11,823,438
ECI Macola/Max Holding LLC, First Lien, 2025 Repricing CME
Term Loan , 6.45% , ( 3-month SOFR + 2.75% ), 5/09/30 ...... United States 6,279,118 6,188,855
Epicor Software Corp., First Lien, CME Term Loan, E , 6.152% ,
( 1-month SOFR + 2.5% ), 5/30/31 ...................... United States 10,339,517 10,216,787
Icon Parent I, Inc., First Lien, 2025 CME Term Loan , 6.437% ,
( 3-month SOFR + 2.75% ), 11/13/31 .................... United States 3,391,479 3,297,857
IGT Holding IV AB, First Lien, CME Term Loan, B8 , 6.7% ,
( 3-month SOFR + 3% ), 9/02/31 ....................... Sweden 3,423,908 3,400,385
McAfee Corp., First Lien, CME Term Loan, B1 , 6.652% , ( 1-month
SOFR + 3% ), 3/01/29 ............................... United States 11,683,392 10,325,198
Mermaid Bidco, Inc., First Lien, USD CME Term Loan, B , 6.913% ,
( 3-month SOFR + 3.25% ), 7/03/31 ..................... United States 4,914,581 4,822,432
PointClickCare Technologies, Inc., First Lien, 2025 CME Term
Loan , 6.413% , ( 3-month SOFR + 2.75% ), 11/03/31 ........ Canada 2,310,058 2,312,958
Project Boost Purchaser LLC, First Lien, Initial CME Term Loan ,
6.45% , ( 3-month SOFR + 2.75% ), 7/16/31 ............... United States 2,754,558 2,707,442

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
e
Senior Floating Rate Interests
(continued)
f
Software (continued)
Proofpoint, Inc., First Lien, 2024 Refinancing CME Term Loan ,
6.7% , ( 3-month SOFR + 3% ), 8/31/28 .................. United States 6,620,437 $ 6,439,401
Rocket Software, Inc., First Lien, CME Term Loan , 7.402% ,
( 1-month SOFR + 3.75% ), 11/28/28 .................... United States 5,079,417 4,856,786
Sophos Holdings LLC, First Lien, Dollar CME Term Loan , 7.267% ,
( 1-month SOFR + 3.5% ), 3/05/27 ...................... United States 4,870,882 4,727,800
Sovos Compliance LLC, First Lien, Amendment No. 3
Replacement CME Term Loan , 6.902% , ( 1-month SOFR +
3.25% ), 8/13/29 ................................... United States 3,666,130 3,531,400
UKG, Inc., First Lien, Initial CME Term Loan , 6.163% , ( 3-month
SOFR + 2.5% ), 2/10/31 ............................. United States 19,700,018 19,042,628
Waystar Technologies, Inc., First Lien, Initial CME Term Loan ,
5.652% , ( 1-month SOFR + 2% ), 10/22/29 ................ United States 3,038,618 3,046,215
133,826,977
a a a a a a
Specialty Retail 3.4%
f
AIP RD Buyer Corp., First Lien, CME Term Loan , 7.152% ,
( 1-month SOFR + 3.5% ), 12/23/30 ..................... United States 7,794,785 7,786,679
f,g
GNC Holdings, Inc., Second Lien, CME Term Loan , PIK, 9.768% ,
( 1-month SOFR + 6% ), 10/07/26 ...................... United States 18,184,086 14,160,857
f
Great Outdoors Group LLC, First Lien, CME Term Loan, B ,
6.902% , ( 1-month SOFR + 3.25% ), 1/23/32 .............. United States 5,557,302 5,599,677
f
Petco Health & Wellness Co., Inc., First Lien, 2026 CME Term
Loan , 7.95% , ( 3-month SOFR + 4.25% ), 1/31/31 .......... United States 2,909,468 2,895,473
f
PetSmart LLC, First Lien, Initial CME Term Loan , 7.652% ,
( 1-month SOFR + 4% ), 8/18/32 ....................... United States 5,900,000 5,931,359
h,i
RealTruck Group, Inc., First Lien, New Money CME Term Loan ,
TBD, 1/31/31 ..................................... United States 1,412,485 1,429,703
f
White Cap Supply Holdings LLC, First Lien, CME Term Loan, C ,
6.918% , ( 1-month SOFR + 3.25% ), 10/19/29 ............. United States 2,260,992 2,254,129
40,057,877
a a a a a a
f
Textiles, Apparel & Luxury Goods 0.6%
ABG Intermediate Holdings 2 LLC, First Lien, CME Term Loan,
B1 , 5.902% , ( 1-month SOFR + 2.25% ), 12/21/28 .......... United States 2,707,087 2,716,061
Beach Acquisition Bidco LLC, First Lien, CME Term Loan, B1 ,
6.95% , ( 3-month SOFR + 3.25% ), 9/13/32 ............... United States 317,654 319,541
Flash Charm, Inc., First Lien, CME Term Loan, B2 , 7.16% ,
( 3-month SOFR + 3.5% ), 3/02/28 ...................... United States 4,834,058 3,689,812
6,725,414
a a a a a a
Water Utilities 0.1%
f
Deep Blue Operating I LLC, First Lien, Initial CME Term Loan ,
6.411% , ( 1-month SOFR + 2.75% ), 10/01/32 ............. United States 1,471,758 1,480,957
Wireless Telecommunication Services 0.4%
f
Crown Subsea Communications Holding, Inc., First Lien, 2026
CME Term Loan , 6.652% , ( 1-month SOFR + 3% ), 1/30/31 ... United States 5,155,121 5,197,548
Total Senior Floating Rate Interests (Cost $ 1,066,548,201 ) ......................
1,006,476,810

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Escrows and Litigation Trusts 0.0%
a,b
All Day Electric, Inc., Escrow Account .................... United States 1,845 $ —
Total Escrows and Litigation Trusts (Cost $ – ) .................................
—
Total Long Term Investments (Cost $ 1,179,121,825 ) ...........................
1,104,120,472
a
Short Term Investments 6.6%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 6.6%
j,k
Franklin Institutional U.S. Government Money Market Fund ,
3.593% ......................................... United States 78,808,389 78,808,389
Total Money Market Funds (Cost $ 78,808,389 ) ................................
78,808,389
Total Short Term Investments (Cost $ 78,808,389 ) ..............................
78,808,389
a
Total Investments (Cost $ 1,257,930,214 ) 99.0% ................................
$1,182,928,861
Other Assets, less Liabilities 1.0% ...........................................
11,438,111
Net Assets 100.0% .........................................................
$1,194,366,972
a a a
See Abbreviations on page 237 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 15 regarding fair value measurements.
b
Non-income producing.
c
See Note 8 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2026, the aggregate value of these securities was $70,983,143, representing 5.9% of net assets.
e
See Note 1(h) regarding senior floating rate interests.
f
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
g
Income may be received in additional securities and/or cash.
h
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
i
A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of the settlement and will be based upon a reference index/floor plus a spread.
j
See Note 3(f) regarding investments in affiliated management investment companies.
k
The rate shown is the annualized seven-day effective yield at period end.

Franklin Investors Securities Trust
Financial Highlights
Franklin Long Duration Credit Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2026
(unaudited)
Year Ended October 31,
Year Ended
October 31,
2023
a
2025 2024
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................. $10.29 $10.42 $9.27 $10.00
Income from investment operations
b
:
Net investment income
c
...................................... 0.270 0.552 0.569 0.093
Net realized and unrealized gains (losses) ........................ (0.406) 0.011 1.150 (0.730)
Total from investment operations ................................. (0.136) 0.563 1.719 (0.637)
Less distributions from:
Net investment income ....................................... (0.269) (0.553) (0.569) (0.093)
Net realized gains .......................................... (0.015) (0.140) — —
Total distributions ............................................ (0.284) (0.693) (0.569) (0.093)
Net asset value, end of period ................................... $9.87 $10.29 $10.42 $9.27
Total return
d
................................................ (1.35)% 5.76% 18.70% (6.39)%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ................... 0.52% 0.53% 0.45% 0.89%
Expenses net of waiver and payments by affiliates .................... 0.30% 0.21% 0.11% 0.59%
Net investment income ........................................ 5.39% 5.47% 5.44% 5.00%
Supplemental data
Net assets , end of period (000’s) ................................. $62,174 $62,950 $87,309 $66,208
Portfolio turnover rate ......................................... 27.00% 33.30% 44.62% 6.12%
a
For the period August 22, 2023 (commencement of operations) to October 31, 2023.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.

Franklin Investors Securities Trust
Schedule of Investments (unaudited), April 30, 2026
Franklin Long Duration Credit Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 89.2%
Aerospace & Defense 3.6%
Boeing Co. (The) ,
Senior Bond , 5.705% , 5/01/40 ........................ United States 40,000 $ 40,416
Senior Bond , 3.75% , 2/01/50 ......................... United States 260,000 186,004
Senior Bond , 5.93% , 5/01/60 ......................... United States 270,000 261,602
Senior Bond , 7.008% , 5/01/64 ........................ United States 200,000 223,584
General Dynamics Corp. ,
Senior Bond , 2.85% , 6/01/41 ......................... United States 85,000 63,208
Senior Bond , 3.6% , 11/15/42 ......................... United States 110,000 88,123
a
Honeywell Aerospace, Inc. , Senior Bond , 144A, 5.732% , 3/16/56 United States 450,000 442,907
Lockheed Martin Corp. ,
Senior Bond , 4.07% , 12/15/42 ........................ United States 125,000 105,594
Senior Bond , 2.8% , 6/15/50 .......................... United States 50,000 31,238
Northrop Grumman Corp. ,
Senior Bond , 4.03% , 10/15/47 ........................ United States 280,000 220,452
Senior Bond , 4.95% , 3/15/53 ......................... United States 130,000 115,113
RTX Corp. ,
Senior Bond , 4.05% , 5/04/47 ......................... United States 175,000 138,696
Senior Bond , 2.82% , 9/01/51 ......................... United States 150,000 91,700
Senior Bond , 3.03% , 3/15/52 ......................... United States 150,000 95,395
Senior Bond , 5.375% , 2/27/53 ........................ United States 140,000 131,744
2,235,776
Banks 6.4%
Bank of America Corp. ,
Senior Bond , 2.676% to 6/18/40, FRN thereafter , 6/19/41 ... United States 560,000 402,727
Sub. Bond , 5.744% to 2/11/35, FRN thereafter , 2/12/36 ..... United States 370,000 377,331
Sub. Bond , 6.11% , 1/29/37 .......................... United States 245,000 257,342
Sub. Bond , 5.489% to 4/22/36, FRN thereafter , 4/23/37 ..... United States 280,000 278,493
Citigroup, Inc. ,
b
Junior Sub. Bond , 6.625% to 2/14/31, FRN thereafter ,
Perpetual ....................................... United States 230,000 232,955
Senior Bond , 2.904% to 11/02/41, FRN thereafter , 11/03/42 .. United States 300,000 216,619
Cooperatieve Rabobank UA , Senior Bond , 5.25% , 5/24/41 ....
Netherlands 135,000 132,691
ING Groep NV , Senior Bond , 5.42% to 3/22/36, FRN thereafter ,
3/23/37 ......................................... Netherlands 200,000 199,866
JPMorgan Chase & Co. ,
Senior Bond , 4.898% to 1/21/36, FRN thereafter , 1/22/37 ... United States 140,000 136,526
Senior Bond , 5.148% to 4/22/36, FRN thereafter , 4/23/37 ... United States 150,000 149,161
Senior Bond , 3.109% to 4/21/40, FRN thereafter , 4/22/41 ... United States 300,000 229,778
Senior Bond , 2.525% to 11/18/40, FRN thereafter , 11/19/41 .. United States 320,000 224,516
Senior Bond , 5.534% to 11/28/44, FRN thereafter , 11/29/45 .. United States 160,000 157,778
Sub. Bond , 5.193% to 2/04/36, FRN thereafter , 2/05/37 ..... United States 140,000 137,778
a
Mizuho Bank Ltd. , Senior Bond , 144A, 5.772% , 4/16/46 ....... Japan 200,000 198,498
PNC Financial Services Group, Inc. (The) , Senior Bond , 5.373%
to 7/20/35, FRN thereafter , 7/21/36 ..................... United States 85,000 85,459
Wells Fargo & Co. ,
Senior Bond , 4.96% to 1/22/36, FRN thereafter , 1/23/37 .... United States 90,000 87,717
Senior Bond , 3.068% to 4/29/40, FRN thereafter , 4/30/41 ... United States 300,000 226,255
Senior Bond , 3.9% , 5/01/45 .......................... United States 300,000 235,945
3,967,435
Beverages 1.7%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide,
Inc. , Senior Bond , 4.9% , 2/01/46 ...................... Belgium 641,000 580,197

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Long Duration Credit Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Beverages (continued)
Anheuser-Busch InBev Worldwide, Inc. , Senior Bond , 4.439% ,
10/06/48 ........................................ Belgium 240,000 $ 202,977
Coca-Cola Co. (The) , Senior Bond , 5.4% , 5/13/64 ...........
United States 250,000 238,163
1,021,337
Biotechnology 2.8%
AbbVie, Inc. ,
Senior Bond , 4.45% , 5/14/46 ......................... United States 350,000 298,189
Senior Bond , 4.875% , 11/14/48 ....................... United States 320,000 285,269
Senior Bond , 4.25% , 11/21/49 ........................ United States 140,000 113,066
Senior Bond , 5.55% , 3/15/56 ......................... United States 140,000 135,705
Amgen, Inc. ,
Senior Bond , 3.15% , 2/21/40 ......................... United States 180,000 139,972
Senior Bond , 5.6% , 3/02/43 .......................... United States 175,000 172,719
Senior Bond , 5.65% , 3/02/53 ......................... United States 180,000 173,209
Senior Bond , 5.75% , 3/02/63 ......................... United States 60,000 57,388
a
CSL Finance plc ,
Senior Bond , 144A, 4.75% , 4/27/52 .................... Australia 130,000 110,267
Senior Bond , 144A, 5.417% , 4/03/54 ................... Australia 75,000 70,145
Regeneron Pharmaceuticals, Inc. , Senior Bond , 2.8% , 9/15/50 .
United States 300,000 180,715
1,736,644
Broadline Retail 1.3%
Amazon.com, Inc. ,
Senior Bond , 2.875% , 5/12/41 ........................ United States 280,000 206,644
Senior Bond , 5.45% , 11/20/55 ........................ United States 30,000 28,352
Senior Bond , 5.8% , 3/13/56 .......................... United States 200,000 196,986
Senior Bond , 5.95% , 3/13/66 ......................... United States 200,000 197,422
Senior Bond , 6.05% , 3/13/76 ......................... United States 190,000 187,358
816,762
Building Products 0.9%
Carlisle Cos., Inc. , Senior Bond , 5.55% , 9/15/40 ............
United States 180,000 178,792
Carrier Global Corp. , Senior Bond , 3.377% , 4/05/40 .........
United States 180,000 143,703
Owens Corning ,
Senior Bond , 4.3% , 7/15/47 .......................... United States 85,000 68,356
Senior Bond , 5.95% , 6/15/54 ......................... United States 175,000 173,386
564,237
Capital Markets 3.7%
BlackRock Funding, Inc. , Senior Bond , 5.25% , 3/14/54 .......
United States 160,000 150,030
Goldman Sachs Group, Inc. (The) ,
Senior Bond , 4.939% to 10/20/35, FRN thereafter , 10/21/36 . United States 130,000 126,160
Senior Bond , 5.065% to 1/20/36, FRN thereafter , 1/21/37 ... United States 85,000 83,130
Senior Bond , 2.908% to 7/20/41, FRN thereafter , 7/21/42 ... United States 200,000 142,934
Senior Bond , 3.436% to 2/23/42, FRN thereafter , 2/24/43 ... United States 250,000 190,120
Senior Bond , 5.734% to 1/27/55, FRN thereafter , 1/28/56 ... United States 120,000 117,122
a
Jane Street Group / JSG Finance, Inc. , Senior Secured Note ,
144A, 6.75% , 5/01/33 ............................... United States 220,000 226,127
LPL Holdings, Inc. , Senior Bond , 5.75% , 6/15/35 ............
United States 250,000 251,700
Morgan Stanley ,
c
Senior Bond , FRN , 3.971% , 7/22/38 ................... United States 400,000 351,420
Senior Bond , 5.9% to 3/12/46, FRN thereafter , 3/13/47 ..... United States 340,000 340,827
Senior Bond , 5.516% to 11/18/54, FRN thereafter , 11/19/55 .. United States 120,000 114,268

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Long Duration Credit Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
Morgan Stanley, (continued)
I , Senior Bond , 4.892% to 10/21/35, FRN thereafter , 10/22/36 United States 200,000 $ 194,162
2,288,000
Chemicals 0.2%
LYB International Finance III LLC , Senior Bond , 5.875% , 1/15/36
United States 140,000 141,493
Communications Equipment 0.6%
Cisco Systems, Inc. , Senior Bond , 5.3% , 2/26/54 ............
United States 250,000 234,835
Motorola Solutions, Inc. , Senior Bond , 5.5% , 9/01/44 .........
United States 145,000 138,901
373,736
Construction Materials 0.3%
Martin Marietta Materials, Inc. , Senior Bond , 5.5% , 12/01/54 ...
United States 60,000 56,808
Vulcan Materials Co. , Senior Bond , 5.7% , 12/01/54 ..........
United States 135,000 131,741
188,549
Consumer Finance 0.7%
Capital One Financial Corp. , Sub. Bond , 6.183% to 1/29/35, FRN
thereafter , 1/30/36 ................................. United States 120,000 122,275
General Motors Financial Co., Inc. , Senior Bond , 6.15% , 7/15/35
United States 300,000 312,353
434,628
Consumer Staples Distribution & Retail 0.9%
Kroger Co. (The) , Senior Bond , 5.65% , 9/15/64 .............
United States 320,000 297,610
Walmart, Inc. ,
Senior Bond , 4.05% , 6/29/48 ......................... United States 85,000 69,699
Senior Bond , 2.65% , 9/22/51 ......................... United States 220,000 135,871
Senior Bond , 4.5% , 4/15/53 .......................... United States 35,000 30,352
533,532
Containers & Packaging 0.3%
Smurfit Kappa Treasury ULC , Senior Bond , 5.777% , 4/03/54 ...
Ireland 200,000 193,737
Diversified Consumer Services 1.6%
Leland Stanford Junior University (The) , 3.647% , 5/01/48 .....
United States 400,000 307,243
Massachusetts Institute of Technology , G , 2.294% , 7/01/51 ....
United States 330,000 185,666
President and Fellows of Harvard College , 3.745% , 11/15/52 ...
United States 270,000 203,339
University of Miami , 2022 , Senior Bond , 4.063% , 4/01/52 .....
United States 240,000 185,703
University of Southern California , 3.028% , 10/01/39 ..........
United States 150,000 123,203
1,005,154
Diversified REITs 0.2%
Simon Property Group LP ,
Senior Bond , 4.75% , 3/15/42 ......................... United States 60,000 54,283
Senior Bond , 4.25% , 11/30/46 ........................ United States 110,000 89,947
144,230
Diversified Telecommunication Services 5.4%
AT&T, Inc. ,
Senior Bond , 3.5% , 6/01/41 .......................... United States 20,000 15,440
Senior Bond , 4.35% , 6/15/45 ......................... United States 310,000 249,125
Senior Bond , 4.75% , 5/15/46 ......................... United States 550,000 461,829

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Long Duration Credit Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified Telecommunication Services (continued)
AT&T, Inc., (continued)
Senior Bond , 3.5% , 9/15/53 .......................... United States 460,000 $ 298,123
Senior Bond , 6% , 4/30/56 ........................... United States 150,000 144,790
Senior Bond , 6.2% , 10/30/56 ......................... United States 170,000 168,518
Comcast Corp. ,
Senior Bond , 3.4% , 7/15/46 .......................... United States 280,000 190,952
Senior Bond , 3.969% , 11/01/47 ....................... United States 420,000 308,442
Senior Bond , 2.887% , 11/01/51 ....................... United States 500,000 287,411
a
RD Michigan Property Owner I LLC , Senior Secured Bond , 144A,
7.5% , 3/30/45 .................................... United States 240,000 240,073
Verizon Communications, Inc. ,
Senior Bond , 2.65% , 11/20/40 ........................ United States 600,000 420,989
Senior Bond , 3.85% , 11/01/42 ........................ United States 80,000 63,445
Senior Bond , 4.125% , 8/15/46 ........................ United States 290,000 229,635
Senior Bond , 5.875% , 11/30/55 ....................... United States 300,000 290,129
3,368,901
Electric Utilities 9.6%
Alabama Power Co. , Senior Bond , 4.15% , 8/15/44 ..........
United States 320,000 262,469
Appalachian Power Co. , Senior Bond , 7% , 4/01/38 ..........
United States 50,000 55,754
Baltimore Gas and Electric Co. , Senior Bond , 4.55% , 6/01/52 ..
United States 185,000 153,993
Commonwealth Edison Co. ,
Senior Bond , 3.85% , 3/15/52 ......................... United States 215,000 158,094
130 , Senior Bond , 3.125% , 3/15/51 .................... United States 60,000 38,909
DTE Electric Co. ,
B , Senior Bond , 3.65% , 3/01/52 ....................... United States 270,000 195,130
B , Senior Bond , 5.55% , 3/01/56 ....................... United States 180,000 172,649
Duke Energy Carolinas LLC , Senior Bond , 3.95% , 3/15/48 ....
United States 430,000 331,678
Duke Energy Corp. , Senior Bond , 3.5% , 6/15/51 ............
United States 340,000 228,622
Duke Energy Florida LLC , Senior Bond , 3.4% , 10/01/46 ......
United States 270,000 192,776
Duke Energy Progress LLC ,
Senior Bond , 4.15% , 12/01/44 ........................ United States 195,000 158,982
Senior Bond , 3.6% , 9/15/47 .......................... United States 70,000 51,098
Entergy Louisiana LLC , Senior Bond , 3.1% , 6/15/41 .........
United States 150,000 112,822
Florida Power & Light Co. ,
Senior Bond , 4.05% , 6/01/42 ......................... United States 580,000 488,674
Senior Bond , 3.95% , 3/01/48 ......................... United States 70,000 54,692
Georgia Power Co. , B , Senior Bond , 3.7% , 1/30/50 ..........
United States 90,000 65,933
Kentucky Utilities Co. , Senior Bond , 5.85% , 8/15/55 .........
United States 90,000 89,266
MidAmerican Energy Co. ,
Senior Bond , 3.95% , 8/01/47 ......................... United States 145,000 112,636
Senior Bond , 3.15% , 4/15/50 ......................... United States 755,000 502,468
NextEra Energy Capital Holdings, Inc. , Senior Bond , 5.9% ,
3/15/55 ......................................... United States 170,000 166,686
Northern States Power Co. , Senior Bond , 2.6% , 6/01/51 ......
United States 255,000 152,916
Pacific Gas and Electric Co. ,
Senior Bond , 5.2% , 5/01/36 .......................... United States 130,000 126,676
Senior Bond , 3.3% , 8/01/40 .......................... United States 170,000 127,279
Senior Bond , 4.75% , 2/15/44 ......................... United States 180,000 150,557
Senior Bond , 4% , 12/01/46 .......................... United States 75,000 55,260
PECO Energy Co. , Senior Bond , 4.8% , 10/15/43 ............
United States 175,000 155,294

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Long Duration Credit Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
PG&E Wildfire Recovery Funding LLC , A-5 , Senior Secured
Bond , 5.099% , 6/01/52 .............................. United States 280,000 $ 252,771
PPL Electric Utilities Corp. , Senior Bond , 3.95% , 6/01/47 ......
United States 275,000 214,796
Public Service Co. of Colorado , Senior Bond , 3.8% , 6/15/47 ...
United States 200,000 149,720
Public Service Electric and Gas Co. ,
Senior Bond , 5.45% , 8/01/53 ......................... United States 30,000 28,766
Senior Secured Bond , 3% , 3/01/51 .................... United States 300,000 192,885
a
RWE Finance US LLC , Senior Bond , 144A, 5.875% , 9/18/55 ... Germany 150,000 142,911
Southern California Edison Co. , Senior Bond , 4% , 4/01/47 .....
United States 80,000 59,109
Virginia Electric and Power Co. ,
Senior Bond , 4.45% , 2/15/44 ......................... United States 450,000 381,688
D , Senior Bond , 5.6% , 9/15/55 ....................... United States 125,000 118,733
a
Vistra Operations Co. LLC , Senior Bond , 144A, 5.25% , 10/15/35 United States 90,000 87,393
5,990,085
Electrical Equipment 0.6%
Eaton Corp. , Senior Bond , 5.45% , 3/06/56 .................
United States 200,000 193,652
Vertiv Holdings Co. , Senior Bond , 5.95% , 3/15/66 ...........
United States 185,000 179,142
372,794
Electronic Equipment, Instruments & Components 0.7%
Amphenol Corp. , Senior Bond , 5.3% , 11/15/55 .............
United States 140,000 131,231
Corning, Inc. ,
Senior Bond , 4.75% , 3/15/42 ......................... United States 130,000 117,317
Senior Bond , 3.9% , 11/15/49 ......................... United States 100,000 75,380
Senior Bond , 4.375% , 11/15/57 ....................... United States 100,000 78,425
402,353
Energy Equipment & Services 0.6%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc. ,
Senior Bond , 5.85% , 6/15/56 ......................... United States 400,000 395,148
Entertainment 0.2%
Walt Disney Co. (The) , Senior Bond , 3.8% , 5/13/60 ..........
United States 140,000 100,523
Financial Services 0.6%
a
Siemens Financieringsmaatschappij NV , Senior Bond , 144A,
2.875% , 3/11/41 ................................... Germany 465,000 348,144
Food Products 1.6%
JBS NV / JBS USA Foods Group Holdings, Inc. / JBS USA Food
Co. Holdings ,
Senior Bond , 4.375% , 2/02/52 ........................ United States 325,000 245,158
Senior Bond , 6.5% , 12/01/52 ......................... United States 50,000 50,196
Senior Bond , 6.375% , 2/25/55 ........................ United States 70,000 69,319
Kellanova , Senior Bond , 4.5% , 4/01/46 ...................
United States 50,000 42,758
Kraft Heinz Foods Co. ,
Senior Bond , 4.625% , 10/01/39 ....................... United States 175,000 154,736
Senior Bond , 4.375% , 6/01/46 ........................ United States 130,000 101,939
Senior Bond , 5.5% , 6/01/50 .......................... United States 115,000 103,064
a
Mars, Inc. ,
Senior Bond , 144A, 2.375% , 7/16/40 ................... United States 150,000 105,769
Senior Bond , 144A, 5.7% , 5/01/55 ..................... United States 150,000 146,057
1,018,996

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Long Duration Credit Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Gas Utilities 0.4%
Southern California Gas Co. ,
Senior Bond , 5.75% , 6/01/53 ......................... United States 160,000 $ 155,599
Senior Bond , 6% , 6/15/55 ........................... United States 70,000 70,262
225,861
Ground Transportation 2.7%
Burlington Northern Santa Fe LLC ,
Senior Bond , 5.75% , 5/01/40 ......................... United States 700,000 730,899
Senior Bond , 4.15% , 4/01/45 ......................... United States 140,000 115,511
Canadian Pacific Railway Co. , Senior Bond , 5.5% , 3/15/56 ....
Canada 140,000 134,218
CSX Corp. , Senior Bond , 4.5% , 11/15/52 ..................
United States 140,000 116,956
Norfolk Southern Corp. ,
Senior Bond , 3.942% , 11/01/47 ....................... United States 120,000 93,045
Senior Bond , 4.15% , 2/28/48 ......................... United States 120,000 96,045
Senior Bond , 4.1% , 5/15/49 .......................... United States 65,000 50,932
Union Pacific Corp. , Senior Bond , 4.05% , 3/01/46 ...........
United States 400,000 321,945
1,659,551
Health Care Equipment & Supplies 0.8%
Abbott Laboratories ,
Senior Bond , 5.5% , 3/15/56 .......................... United States 245,000 237,049
Senior Bond , 5.6% , 3/15/66 .......................... United States 280,000 269,877
506,926
Health Care Providers & Services 6.5%
Ascension Health ,
Senior Bond , 3.945% , 11/15/46 ....................... United States 150,000 119,512
B , Senior Bond , 3.106% , 11/15/39 ..................... United States 170,000 134,194
Cigna Group (The) ,
Senior Bond , 3.2% , 3/15/40 .......................... United States 50,000 38,924
Senior Bond , 4.9% , 12/15/48 ......................... United States 125,000 108,418
Senior Bond , 3.4% , 3/15/50 .......................... United States 50,000 34,030
CommonSpirit Health , Senior Secured Bond , 4.187% , 10/01/49 .
United States 280,000 217,250
CVS Health Corp. ,
Senior Bond , 4.78% , 3/25/38 ......................... United States 410,000 380,143
Senior Bond , 5.125% , 7/20/45 ........................ United States 500,000 442,269
Senior Bond , 5.05% , 3/25/48 ......................... United States 75,000 64,747
Senior Bond , 6% , 6/01/63 ........................... United States 50,000 47,607
Elevance Health, Inc. , Senior Bond , 4.65% , 1/15/43 .........
United States 230,000 201,578
HCA, Inc. ,
Senior Bond , 4.625% , 3/15/52 ........................ United States 520,000 413,878
Senior Bond , 5.7% , 11/15/55 ......................... United States 50,000 46,538
Humana, Inc. ,
Senior Bond , 4.95% , 10/01/44 ........................ United States 140,000 118,206
Senior Bond , 5.75% , 4/15/54 ......................... United States 140,000 126,630
Kaiser Foundation Hospitals , 2021 , 3.002% , 6/01/51 .........
United States 230,000 146,981
Mayo Clinic , 2021 , 3.196% , 11/15/61 .....................
United States 240,000 150,614
Sutter Health , 5.547% , 8/15/53 .........................
United States 100,000 97,661
UnitedHealth Group, Inc. ,
Senior Bond , 3.95% , 10/15/42 ........................ United States 170,000 138,798
Senior Bond , 4.45% , 12/15/48 ........................ United States 150,000 123,658
Senior Bond , 5.2% , 4/15/63 .......................... United States 480,000 422,078
Senior Bond , 5.75% , 7/15/64 ......................... United States 310,000 297,127

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Long Duration Credit Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
UPMC , Secured Bond , 5.377% , 5/15/43 ..................
United States 200,000 $ 191,110
4,061,951
Hotels, Restaurants & Leisure 0.5%
Airbnb, Inc. , Senior Bond , 5.25% , 3/16/36 .................
United States 60,000 59,861
McDonald's Corp. , Senior Bond , 4.45% , 3/01/47 ............
United States 140,000 117,205
Royal Caribbean Cruises Ltd. , Senior Bond , 5.375% , 1/15/36 ..
United States 140,000 137,629
314,695
Household Durables 0.2%
Sekisui House US, Inc. , Senior Bond , 6% , 1/15/43 ...........
United States 145,000 134,108
Independent Power and Renewable Electricity Producers 0.4%
Constellation Energy Generation LLC , Senior Bond , 6.5% ,
10/01/53 ........................................ United States 230,000 244,480
Insurance 3.3%
American International Group, Inc. , Senior Bond , 4.5% , 7/16/44 .
United States 170,000 146,049
Arch Capital Group Ltd. , Senior Bond , 3.635% , 6/30/50 .......
United States 75,000 53,813
Arch Capital Group US, Inc. , Senior Bond , 5.144% , 11/01/43 ...
United States 245,000 228,408
Arthur J Gallagher & Co. ,
Senior Bond , 3.5% , 5/20/51 .......................... United States 100,000 68,338
Senior Bond , 3.05% , 3/09/52 ......................... United States 300,000 184,597
Athene Holding Ltd. ,
Senior Bond , 3.45% , 5/15/52 ......................... United States 120,000 73,592
Senior Bond , 6.625% , 5/19/55 ........................ United States 180,000 174,185
Berkshire Hathaway Finance Corp. ,
Senior Bond , 2.85% , 10/15/50 ........................ United States 80,000 50,479
Senior Bond , 3.85% , 3/15/52 ......................... United States 300,000 226,521
Chubb INA Holdings LLC , Senior Bond , 3.05% , 12/15/61 ......
United States 115,000 69,152
a
Great-West Lifeco Finance Delaware LP , Senior Bond , 144A,
4.15% , 6/03/47 ................................... Canada 120,000 94,948
Marsh & McLennan Cos., Inc. ,
Senior Bond , 4.9% , 3/15/49 .......................... United States 85,000 74,916
Senior Bond , 5.45% , 3/15/53 ......................... United States 60,000 56,662
Senior Bond , 5.4% , 3/15/55 .......................... United States 65,000 60,645
a
Northwestern Mutual Life Insurance Co. (The) , Sub. Bond , 144A,
3.45% , 3/30/51 ................................... United States 220,000 150,257
Progressive Corp. (The) , Senior Bond , 4.125% , 4/15/47 ......
United States 250,000 199,657
Travelers Cos., Inc. (The) , Senior Bond , 4% , 5/30/47 .........
United States 155,000 122,953
2,035,172
Interactive Media & Services 1.8%
Alphabet, Inc. ,
Senior Bond , 5.45% , 11/15/55 ........................ United States 440,000 421,169
Senior Bond , 5.65% , 2/15/56 ......................... United States 225,000 220,843
Meta Platforms, Inc. ,
Senior Bond , 6.3% , 5/15/56 .......................... United States 340,000 341,207
Senior Bond , 5.75% , 5/15/63 ......................... United States 110,000 101,490
1,084,709
IT Services 0.4%
a
Beignet Investor LLC , Senior Secured Bond , 144A, 6.581% ,
5/30/49 ......................................... United States 150,000 155,046

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Long Duration Credit Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
IT Services (continued)
IBM International Capital Pte. Ltd. , Senior Bond , 5.3% , 2/05/54 .
United States 100,000 $ 88,878
243,924
Life Sciences Tools & Services 0.2%
Thermo Fisher Scientific, Inc. ,
Senior Bond , 5.404% , 8/10/43 ........................ United States 50,000 49,184
Senior Bond , 5.546% , 2/12/46 ........................ United States 100,000 98,048
147,232
Machinery 0.6%
Caterpillar, Inc. ,
Senior Bond , 3.803% , 8/15/42 ........................ United States 160,000 132,933
Senior Bond , 3.25% , 9/19/49 ......................... United States 125,000 87,584
Deere & Co. , Senior Bond , 5.7% , 1/19/55 .................
United States 140,000 142,720
363,237
Media 1.7%
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. ,
Senior Secured Bond , 5.375% , 4/01/38 ................. United States 530,000 476,708
Senior Secured Bond , 3.5% , 6/01/41 ................... United States 150,000 104,138
Senior Secured Bond , 3.5% , 3/01/42 ................... United States 420,000 286,204
Senior Secured Bond , 5.375% , 5/01/47 ................. United States 200,000 160,017
1,027,067
Metals & Mining 1.4%
a
Anglo American Capital plc , Senior Bond , 144A, 4.75% , 3/16/52 South Africa 200,000 165,080
Freeport-McMoRan, Inc. , Senior Bond , 5.45% , 3/15/43 .......
United States 200,000 191,069
a
Glencore Funding LLC , Senior Bond , 144A, 5.508% , 4/01/36 ... Australia 150,000 151,111
Newmont Corp. / Newcrest Finance Pty. Ltd. , Senior Bond , 4.2% ,
5/13/50 ......................................... United States 200,000 157,874
Rio Tinto Finance USA plc , Senior Bond , 5.75% , 3/14/55 ......
Australia 200,000 200,570
865,704
Multi-Utilities 1.2%
Consolidated Edison Co. of New York, Inc. , Senior Bond , 4.45% ,
3/15/44 ......................................... United States 300,000 256,987
Consumers Energy Co. ,
Senior Bond , 4.05% , 5/15/48 ......................... United States 120,000 94,469
Senior Bond , 4.35% , 4/15/49 ......................... United States 220,000 180,246
NiSource, Inc. , Senior Bond , 5.85% , 4/01/55 ...............
United States 230,000 223,822
755,524
Oil, Gas & Consumable Fuels 7.2%
a
Aker BP ASA , Senior Bond , 144A, 5.8% , 10/01/54 ........... Norway 250,000 230,111
BP Capital Markets America, Inc. , Senior Bond , 3.06% , 6/17/41 .
United States 225,000 169,829
ConocoPhillips Co. , Senior Bond , 3.8% , 3/15/52 ............
United States 80,000 58,526
Eastern Energy Gas Holdings LLC , Senior Bond , 5.65% , 10/15/54
United States 200,000 188,654
Energy Transfer LP ,
Senior Bond , 5.15% , 3/15/45 ......................... United States 400,000 351,046
Senior Bond , 6% , 6/15/48 ........................... United States 320,000 307,139
Enterprise Products Operating LLC , Senior Bond , 4.9% , 5/15/46
United States 170,000 152,742
Exxon Mobil Corp. , Senior Bond , 3.452% , 4/15/51 ............
United States 350,000 249,332

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Long Duration Credit Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Hess Corp. ,
Senior Bond , 5.6% , 2/15/41 .......................... United States 115,000 $ 117,359
Senior Bond , 5.8% , 4/01/47 .......................... United States 120,000 121,790
a
Hess Midstream Operations LP , Senior Note , 144A, 4.25% ,
2/15/30 ......................................... United States 250,000 242,593
Kinder Morgan, Inc. , Senior Bond , 5.55% , 6/01/45 ...........
United States 160,000 153,301
MPLX LP ,
Senior Bond , 4.95% , 3/14/52 ......................... United States 150,000 125,293
Senior Bond , 5.95% , 4/01/55 ......................... United States 130,000 123,978
Occidental Petroleum Corp. , Senior Bond , 6.6% , 3/15/46 ......
United States 320,000 334,939
ONEOK, Inc. , Senior Bond , 5.7% , 11/01/54 ................
United States 165,000 150,586
a
Shell Finance US, Inc. , Senior Bond , 144A, 3% , 11/26/51 ..... United States 220,000 140,961
Targa Resources Corp. , Senior Bond , 6.05% , 5/15/56 ........
United States 255,000 247,794
TotalEnergies Capital SA ,
Senior Bond , 5.638% , 4/05/64 ........................ France 175,000 167,972
Senior Bond , 5.425% , 9/10/64 ........................ France 150,000 139,313
Transcontinental Gas Pipe Line Co. LLC , Senior Bond , 5.75% ,
3/15/56 ......................................... United States 230,000 223,852
a
Venture Global Calcasieu Pass LLC , Senior Secured Bond , 144A,
6% , 5/01/36 ...................................... United States 75,000 75,619
Viper Energy Partners LLC , Senior Bond , 5.7% , 8/01/35 ......
United States 301,000 305,736
Williams Cos., Inc. (The) , Senior Bond , 5.1% , 9/15/45 ........
United States 130,000 117,872
4,496,337
Personal Care Products 0.6%
Haleon US Capital LLC , Senior Bond , 4% , 3/24/52 ..........
United States 250,000 191,292
Kenvue, Inc. , Senior Bond , 5.05% , 3/22/53 ................
United States 180,000 162,569
353,861
Pharmaceuticals 4.1%
a
Bayer US Finance II LLC , Senior Bond , 144A, 4.4% , 7/15/44 ... Germany 200,000 159,281
Bristol-Myers Squibb Co. ,
Senior Bond , 4.35% , 11/15/47 ........................ United States 100,000 82,674
Senior Bond , 4.55% , 2/20/48 ......................... United States 100,000 84,652
Senior Bond , 2.55% , 11/13/50 ........................ United States 150,000 87,293
Senior Bond , 3.7% , 3/15/52 .......................... United States 120,000 86,737
Senior Bond , 5.55% , 2/22/54 ......................... United States 20,000 19,214
Eli Lilly & Co. ,
Senior Bond , 4.95% , 2/27/63 ......................... United States 55,000 48,169
Senior Bond , 5.2% , 8/14/64 .......................... United States 110,000 100,000
Senior Bond , 5.65% , 10/15/65 ........................ United States 150,000 146,707
Merck & Co., Inc. ,
Senior Bond , 2.75% , 12/10/51 ........................ United States 200,000 121,124
Senior Bond , 5.55% , 12/04/55 ........................ United States 110,000 106,073
Novartis Capital Corp. ,
Senior Bond , 3.7% , 9/21/42 .......................... United States 140,000 114,260
Senior Bond , 2.75% , 8/14/50 ......................... United States 140,000 87,879
Senior Bond , 5.7% , 3/18/56 .......................... United States 250,000 250,591
Pfizer Investment Enterprises Pte. Ltd. , Senior Bond , 5.3% ,
5/19/53 ......................................... United States 475,000 440,341
a
Roche Holdings, Inc. , Senior Bond , 144A, 2.607% , 12/13/51 ... United States 495,000 297,289
Royalty Pharma plc , Senior Bond , 3.35% , 9/02/51 ...........
United States 370,000 242,887

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Long Duration Credit Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands III BV , Senior Bond ,
4.1% , 10/01/46 ................................... Israel 125,000 $ 96,407
2,571,578
Semiconductors & Semiconductor Equipment 2.3%
Analog Devices, Inc. , Senior Bond , 2.95% , 10/01/51 .........
United States 125,000 79,755
Broadcom, Inc. , Senior Bond , 5.7% , 1/15/56 ...............
United States 275,000 273,585
a
Foundry JV Holdco LLC , Senior Secured Bond , 144A, 6.2% ,
1/25/37 ......................................... United States 400,000 421,757
Intel Corp. ,
Senior Bond , 3.734% , 12/08/47 ....................... United States 250,000 179,151
Senior Bond , 4.9% , 8/05/52 .......................... United States 200,000 166,874
Senior Bond , 5.6% , 2/21/54 .......................... United States 90,000 83,690
Senior Bond , 6.125% , 5/15/56 ........................ United States 220,000 218,514
1,423,326
Software 2.4%
Microsoft Corp. ,
Senior Bond , 2.525% , 6/01/50 ........................ United States 45,000 26,587
Senior Bond , 2.921% , 3/17/52 ........................ United States 120,000 76,410
Oracle Corp. ,
Senior Bond , 5.7% , 2/04/36 .......................... United States 75,000 72,064
Senior Bond , 3.6% , 4/01/40 .......................... United States 600,000 432,939
Senior Bond , 4% , 7/15/46 ........................... United States 370,000 247,114
Senior Bond , 6.7% , 2/04/56 .......................... United States 215,000 198,303
Salesforce, Inc. , Senior Bond , 6.55% , 3/15/56 ..............
United States 215,000 213,686
Synopsys, Inc. , Senior Bond , 5.7% , 4/01/55 ...............
United States 200,000 192,208
1,459,311
Specialized REITs 0.3%
Equinix, Inc. ,
Senior Bond , 3% , 7/15/50 ........................... United States 110,000 69,402
Senior Bond , 2.95% , 9/15/51 ......................... United States 85,000 52,932
Senior Bond , 3.4% , 2/15/52 .......................... United States 105,000 70,633
192,967
Specialty Retail 1.7%
Dick's Sporting Goods, Inc. , Senior Bond , 4.1% , 1/15/52 ......
United States 210,000 149,194
Home Depot, Inc. (The) ,
Senior Bond , 4.25% , 4/01/46 ......................... United States 130,000 107,633
Senior Bond , 3.9% , 6/15/47 .......................... United States 120,000 93,605
Senior Bond , 3.125% , 12/15/49 ....................... United States 200,000 132,857
Senior Bond , 3.35% , 4/15/50 ......................... United States 30,000 20,713
Senior Bond , 3.625% , 4/15/52 ........................ United States 180,000 128,858
Senior Bond , 5.3% , 6/25/54 .......................... United States 60,000 56,067
Lowe's Cos., Inc. ,
Senior Bond , 3.7% , 4/15/46 .......................... United States 125,000 92,601
Senior Bond , 4.05% , 5/03/47 ......................... United States 320,000 247,264
Senior Bond , 3% , 10/15/50 .......................... United States 80,000 49,521
1,078,313
Technology Hardware, Storage & Peripherals 1.3%
Apple, Inc. , Senior Bond , 3.85% , 5/04/43 ..................
United States 850,000 704,311

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Long Duration Credit Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Technology Hardware, Storage & Peripherals (continued)
Dell International LLC / EMC Corp. , Senior Bond , 3.375% ,
12/15/41 ........................................ United States 130,000 $ 98,028
802,339
Tobacco 1.4%
Altria Group, Inc. , Senior Bond , 3.4% , 2/04/41 ..............
United States 90,000 68,398
BAT Capital Corp. ,
Senior Bond , 4.39% , 8/15/37 ......................... United Kingdom 230,000 209,578
Senior Bond , 3.734% , 9/25/40 ........................ United Kingdom 320,000 256,620
Philip Morris International, Inc. , Senior Bond , 3.875% , 8/21/42 ..
United States 310,000 250,875
Reynolds American, Inc. , Senior Bond , 5.85% , 8/15/45 .......
United Kingdom 110,000 106,828
892,299
Water Utilities 0.3%
American Water Capital Corp. , Senior Bond , 3.45% , 5/01/50 ...
United States 180,000 125,945
Essential Utilities, Inc. , Senior Bond , 4.276% , 5/01/49 ........
United States 110,000 86,883
212,828
Wireless Telecommunication Services 1.0%
T-Mobile USA, Inc. ,
Senior Bond , 3% , 2/15/41 ........................... United States 100,000 73,098
Senior Bond , 3.4% , 10/15/52 ......................... United States 750,000 489,191
Vodafone Group plc , Senior Bond , 5.875% , 6/28/64 ..........
United Kingdom 80,000 76,236
638,525
Total Corporate Bonds (Cost $ 55,348,186 ) ....................................
55,434,019
Foreign Government and Agency Securities 4.6%
a
Bermuda Government Bond , Senior Bond , 144A, 3.375% ,
8/20/50 ......................................... United States 200,000 141,660
Chile Government Bond , Senior Bond , 3.86% , 6/21/47 .......
Chile 400,000 315,140
a
Electricite de France SA ,
Senior Bond , 144A, 6% , 4/22/64 ....................... France 200,000 188,505
Senior Bond , 144A, 6.25% , 4/22/66 .................... France 100,000 96,862
Indonesia Government Bond , Senior Bond , 5.475% , 2/21/56 ...
Indonesia 200,000 191,980
Mexico Government Bond ,
Senior Bond , 6.125% , 2/09/38 ........................ Mexico 200,000 197,520
Senior Bond , 6.05% , 1/11/40 ......................... Mexico 150,000 147,368
Senior Bond , 4.75% , 3/08/44 ......................... Mexico 250,000 203,375
Senior Bond , 6.338% , 5/04/53 ........................ Mexico 330,000 311,768
Senior Bond , 7.375% , 5/13/55 ........................ Mexico 350,000 372,487
Peru Government Bond ,
Senior Bond , 5.875% , 8/08/54 ........................ Peru 230,000 224,422
Senior Bond , 6.2% , 6/30/55 .......................... Peru 220,000 223,399
Uruguay Government Bond , Senior Bond , 5.1% , 6/18/50 ......
Uruguay 300,000 279,510
Total Foreign Government and Agency Securities (Cost $ 2,855,491 ) .............
2,893,996
U.S. Government and Agency Securities 1.2%
U.S. Treasury Bonds ,
d
Strip, 5 .2% , 11/15/44 ............................... United States 770,000 300,708

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Long Duration Credit Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
U.S. Government and Agency Securities
(continued)
U.S. Treasury Bonds, (continued)
4.625%, 2/15/46 .................................. United States 480,000 $ 458,438
Total U.S. Government and Agency Securities (Cost $ 782,838 ) ..................
759,146
Municipal Bonds 3.6%
California 0.5%
Bay Area Toll Authority , Revenue , 2009 F-2 , 6.263% , 4/01/49 ..
United States 140,000 144,928
Los Angeles Community College District , GO , 2010 E , 6.6% ,
8/01/42 ......................................... United States 125,000 133,786
278,714
Georgia 0.3%
Municipal Electric Authority of Georgia , Revenue , 2010 A ,
6.655% , 4/01/57 ................................... United States 159,000 169,435
Kentucky 0.1%
Louisville and Jefferson County Metropolitan Sewer District ,
Revenue , 2010 , 6.25% , 5/15/43 ....................... United States 55,000 57,133
Nevada 0.2%
County of Clark Department of Aviation , Revenue , 2010 C , 6.82% ,
7/01/45 ......................................... United States 130,000 142,392
New York 1.2%
City of New York ,
GO , 2026 E-1 , 5.559% , 10/01/45 ...................... United States 200,000 196,146
GO , 2026 H-1 , 5.796% , 2/01/52 ....................... United States 150,000 150,128
New York City Municipal Water Finance Authority , Water & Sewer
System , Revenue , 2011 CC , 5.882% , 6/15/44 ............ United States 55,000 55,342
United Nations Development Corp. , City of New York , Revenue ,
2025 A , Refunding , 6.536% , 8/01/55 ................... United States 330,000 346,744
748,360
Ohio 0.1%
American Municipal Power, Inc. , Prairie State Energy Campus ,
Revenue , 2009 C , 6.053% , 2/15/43 .................... United States 85,000 85,309
Texas 1.2%
City of San Antonio , Electric & Gas Systems , Revenue , 2025 A ,
Refunding , 5.469% , 2/01/45 .......................... United States 130,000 130,655
Dallas Fort Worth International Airport , Revenue , 2022 A , 4.507% ,
11/01/51 ........................................ United States 245,000 210,627
North Texas Tollway Authority , North Texas Tollway System ,
Revenue, First Tier , 2009 B , 6.718% , 1/01/49 ............. United States 75,000 80,803
State of Texas , GO , 2009 A , 5.517% , 4/01/39 ..............
United States 332,745 337,554
759,639
Total Municipal Bonds (Cost $ 2,254,768 ) .....................................
2,240,982
Total Long Term Investments (Cost $ 61,241,283 ) ..............................
61,328,143
a

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Long Duration Credit Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments 0.1%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.1%
e,f
Franklin Institutional U.S. Government Money Market Fund ,
3.593% ......................................... United States 76,783 $ 76,783
Total Money Market Funds (Cost $ 76,783 ) ....................................
76,783
Total Short Term Investments (Cost $ 76,783 ) .................................
76,783
a
Total Investments (Cost $ 61,318,066 ) 98.7% ..................................
$61,404,926
Other Assets, less Liabilities 1.3% ...........................................
769,260
Net Assets 100.0% .........................................................
$62,174,186
a a a
See Abbreviations on page 237 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2026, the aggregate value of these securities was $4,829,371, representing 7.8% of net assets.
b
Perpetual security with no stated maturity date.
c
The coupon rate shown represents the rate at period end.
d
The rate shown represents the yield at period end.
e
See Note 3(f) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Franklin Investors Securities Trust
Financial Highlights
Franklin Low Duration Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2026
(unaudited)
Year Ended October 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.01 $8.95 $8.76 $8.70 $9.55 $9.54
Income from investment operations
a
:
Net investment income
b
............. 0.178 0.375 0.383 0.317 0.162 0.105
Net realized and unrealized gains (losses) (0.054) 0.071 0.198 0.069 (0.735) 0.170
Total from investment operations ........ 0.124 0.446 0.581 0.386 (0.573) 0.275
Less distributions from:
Net investment income .............. (0.184) (0.386) (0.391) (0.326) (0.277) (0.265)
Net asset value, end of period .......... $8.95 $9.01 $8.95 $8.76 $8.70 $9.55
Total return
c
....................... 1.38% 5.08% 6.76% 4.48% (6.09)% 2.90%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.94% 0.94% 0.97% 0.96% 0.93% 0.94%
Expenses net of waiver and payments by
affiliates .......................... 0.66% 0.66% 0.66% 0.66%
e
0.67%
e
0.67%
e
Net investment income ............... 3.98% 4.18% 4.30% 3.61% 1.77% 1.09%
Supplemental data
Net assets, end of period (000’s) ........ $1,319,604 $1,375,234 $1,350,093 $1,471,021 $1,726,461 $1,915,410
Portfolio turnover rate ................ 33.73% 69.99% 65.68%
f
55.59% 66.75% 85.02%
f
Portfolio turnover rate excluding mortgage
dollar rolls ......................... 33.73% 69.99% 65.68%
f
55.59% 55.24%
g
56.22%
f,g
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions.
g
See Note 1(g) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Financial Highlights
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2026
(unaudited)
Year Ended October 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.97 $8.91 $8.71 $8.66 $9.51 $9.50
Income from investment operations
a
:
Net investment income
b
............. 0.160 0.340 0.347 0.280 0.120 0.068
Net realized and unrealized gains (losses) (0.054) 0.071 0.209 0.061 (0.730) 0.169
Total from investment operations ........ 0.106 0.411 0.556 0.341 (0.610) 0.237
Less distributions from:
Net investment income .............. (0.166) (0.351) (0.356) (0.291) (0.240) (0.227)
Net asset value, end of period .......... $8.91 $8.97 $8.91 $8.71 $8.66 $9.51
Total return
c
....................... 1.19% 4.69% 6.50% 3.98% (6.49)% 2.50%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.35% 1.35% 1.37% 1.36% 1.33% 1.35%
Expenses net of waiver and payments by
affiliates .......................... 1.07% 1.06% 1.06% 1.06%
e
1.07%
e
1.08%
e
Net investment income ............... 3.60% 3.80% 3.92% 3.20% 1.31% 0.71%
Supplemental data
Net assets, end of period (000’s) ........ $24,698 $26,771 $32,799 $44,178 $62,457 $99,990
Portfolio turnover rate ................ 33.73% 69.99% 65.68%
f
55.59% 66.75% 85.02%
f
Portfolio turnover rate excluding mortgage
dollar rolls ......................... 33.73% 69.99% 65.68%
f
55.59% 55.24%
g
56.22%
f,g
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions.
g
See Note 1(g) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Financial Highlights
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2026
(unaudited)
Year Ended October 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.00 $8.94 $8.75 $8.70 $9.55 $9.54
Income from investment operations
a
:
Net investment income
b
............. 0.167 0.354 0.361 0.306 0.138 0.077
Net realized and unrealized gains (losses) (0.044) 0.070 0.198 0.048 (0.734) 0.174
Total from investment operations ........ 0.123 0.424 0.559 0.354 (0.596) 0.251
Less distributions from:
Net investment income .............. (0.173) (0.364) (0.369) (0.304) (0.254) (0.241)
Net asset value, end of period .......... $8.95 $9.00 $8.94 $8.75 $8.70 $9.55
Total return
c
....................... 1.37% 4.83% 6.50% 4.12% (6.33)% 2.64%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.19% 1.19% 1.22% 1.22% 1.18% 1.17%
Expenses net of waiver and payments by
affiliates .......................... 0.91% 0.91% 0.91% 0.91%
e
0.92%
e
0.92%
e
Net investment income ............... 3.74% 3.95% 4.05% 3.50% 1.51% 0.81%
Supplemental data
Net assets, end of period (000’s) ........ $808 $789 $395 $303 $175 $198
Portfolio turnover rate ................ 33.73% 69.99% 65.68%
f
55.59% 66.75% 85.02%
f
Portfolio turnover rate excluding mortgage
dollar rolls ......................... 33.73% 69.99% 65.68%
f
55.59% 55.24%
g
56.22%
f,g
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions.
g
See Note 1(g) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Financial Highlights
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2026
(unaudited)
Year Ended October 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.07 $9.01 $8.81 $8.76 $9.61 $9.61
Income from investment operations
a
:
Net investment income
b
............. 0.194 0.408 0.415 0.349 0.198 0.141
Net realized and unrealized gains (losses) (0.054) 0.071 0.208 0.059 (0.738) 0.159
Total from investment operations ........ 0.140 0.479 0.623 0.408 (0.540) 0.300
Less distributions from:
Net investment income .............. (0.200) (0.419) (0.423) (0.358) (0.310) (0.300)
Net asset value, end of period .......... $9.01 $9.07 $9.01 $8.81 $8.76 $9.61
Total return
c
....................... 1.55% 5.43% 7.21% 4.71% (5.71)% 3.15%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.60% 0.60% 0.62% 0.62% 0.58% 0.58%
Expenses net of waiver and payments by
affiliates .......................... 0.30% 0.30% 0.30% 0.30%
e
0.30%
e
0.30%
e
Net investment income ............... 4.32% 4.51% 4.63% 3.93% 2.15% 1.46%
Supplemental data
Net assets, end of period (000’s) ........ $372,803 $392,036 $422,052 $483,828 $601,379 $543,485
Portfolio turnover rate ................ 33.73% 69.99% 65.68%
f
55.59% 66.75% 85.02%
f
Portfolio turnover rate excluding mortgage
dollar rolls ......................... 33.73% 69.99% 65.68%
f
55.59% 55.24%
g
56.22%
f,g
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions.
g
See Note 1(g) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Financial Highlights
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2026
(unaudited)
Year Ended October 31,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.06 $9.00 $8.81 $8.75 $9.60 $9.60
Income from investment operations
a
:
Net investment income
b
............. 0.189 0.398 0.405 0.340 0.182 0.128
Net realized and unrealized gains (losses) (0.054) 0.071 0.198 0.068 (0.732) 0.161
Total from investment operations ........ 0.135 0.469 0.603 0.408 (0.550) 0.289
Less distributions from:
Net investment income .............. (0.195) (0.409) (0.413) (0.348) (0.300) (0.289)
Net asset value, end of period .......... $9.00 $9.06 $9.00 $8.81 $8.75 $9.60
Total return
c
....................... 1.50% 5.32% 6.99% 4.72% (5.83)% 3.03%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.69% 0.69% 0.71% 0.71% 0.67% 0.69%
Expenses net of waiver and payments by
affiliates .......................... 0.41% 0.41% 0.41% 0.41%
e
0.41%
e
0.42%
e
Net investment income ............... 4.20% 4.41% 4.53% 3.84% 1.98% 1.33%
Supplemental data
Net assets, end of period (000’s) ........ $139,913 $160,013 $166,777 $174,506 $198,526 $251,429
Portfolio turnover rate ................ 33.73% 69.99% 65.68%
f
55.59% 66.75% 85.02%
f
Portfolio turnover rate excluding mortgage
dollar rolls ......................... 33.73% 69.99% 65.68%
f
55.59% 55.24%
g
56.22%
f,g
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions.
g
See Note 1(g) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Schedule of Investments (unaudited), April 30, 2026
Franklin Low Duration Total Return Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

,
a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.0%
†
Machinery 0.0%
†
a
UTEX Industries, Inc. ................................ United States 9,228 $ 405,690
Total Common Stocks (Cost $ 618,276 ) .......................................
405,690
Principal
Amount
*
Corporate Bonds 35.5%
Aerospace & Defense 1.1%
b
BAE Systems plc , Senior Note , 144A, 5% , 3/26/27 .......... United Kingdom 3,300,000 3,323,712
Boeing Co. (The) ,
Senior Note , 6.298% , 5/01/29 ........................ United States 3,400,000 3,566,650
Senior Note , 5.15% , 5/01/30 ......................... United States 2,200,000 2,236,113
General Electric Co. , Senior Note , 4.3% , 7/29/30 ............
United States 1,165,000 1,162,873
Hexcel Corp. , Senior Note , 4.9% , 5/15/31 .................
United States 2,770,000 2,772,082
b
Honeywell Aerospace, Inc. , Senior Note , 144A, 4.3% , 3/16/31 .. United States 2,390,000 2,361,547
Spirit AeroSystems, Inc. , Senior Bond , 4.6% , 6/15/28 ........
United States 4,855,000 4,855,416
20,278,393
Automobiles 0.5%
b
BMW US Capital LLC , Senior Note , 144A, 4.5% , 8/11/30 ...... Germany 2,525,000 2,502,117
b
Hyundai Capital America ,
Senior Note , 144A, 5.25% , 1/08/27 .................... United States 4,000,000 4,024,251
Senior Note , 144A, 4.85% , 3/25/27 .................... United States 2,750,000 2,762,127
9,288,495
Banks 8.6%
b
ABN AMRO Bank NV , Senior Non-Preferred Note , 144A, 6.339%
to 9/17/26, FRN thereafter , 9/18/27 ..................... Netherlands 1,800,000 1,812,652
Bank of America Corp. ,
Senior Bond , 3.974% to 2/06/29, FRN thereafter , 2/07/30 ... United States 6,000,000 5,912,691
Senior Note , 4.376% to 4/26/27, FRN thereafter , 4/27/28 .... United States 8,000,000 7,998,597
Senior Note , 4.695% to 4/22/31, FRN thereafter , 4/23/32 .... United States 2,320,000 2,311,008
Bank of Montreal , Senior Note , 4.567% to 9/09/26, FRN
thereafter , 9/10/27 ................................. Canada 2,700,000 2,701,840
b
Banque Federative du Credit Mutuel SA ,
Senior Preferred Note , 144A, 4.591% , 10/16/28 ........... France 5,100,000 5,104,953
Senior Preferred Note , 144A, 4.541% , 1/15/31 ........... France 1,530,000 1,512,590
b
CaixaBank SA ,
Senior Non-Preferred Note , 144A, 4.634% to 7/02/28, FRN
thereafter , 7/03/29 ................................. Spain 3,480,000 3,483,817
Senior Non-Preferred Note , 144A, 4.818% to 4/21/31, FRN
thereafter , 4/22/32 ................................. Spain 1,555,000 1,545,255
Citibank NA , Senior Note , 4.576% , 5/29/27 ................
United States 6,200,000 6,233,798
Citigroup, Inc. ,
Senior Note , 5.174% to 2/12/29, FRN thereafter , 2/13/30 .... United States 2,100,000 2,132,357
Senior Note , 4.503% to 9/10/30, FRN thereafter , 9/11/31 .... United States 4,890,000 4,836,466
b
Credit Agricole SA , Senior Non-Preferred Note , 144A, 5.222% to
5/26/30, FRN thereafter , 5/27/31 ...................... France 6,400,000 6,479,953
b
Danske Bank A/S , Senior Non-Preferred Note , 144A, 5.705% to
2/28/29, FRN thereafter , 3/01/30 ...................... Denmark 5,300,000 5,448,116
Fifth Third Bank NA , Senior Note , 4.967% to 1/27/27, FRN
thereafter , 1/28/28 ................................. United States 2,430,000 2,437,530
HSBC Holdings plc , Senior Note , 2.013% to 9/21/27, FRN
thereafter , 9/22/28 ................................. United Kingdom 7,600,000 7,344,038
Huntington Bancshares, Inc. , Senior Note , 6.208% to 8/20/28,
FRN thereafter , 8/21/29 ............................. United States 3,000,000 3,104,954

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Huntington National Bank (The) , Senior Note , 4.552% to 5/16/27,
FRN thereafter , 5/17/28 ............................. United States 7,400,000 $ 7,398,045
JPMorgan Chase & Co. ,
Senior Note , 5.012% to 1/22/29, FRN thereafter , 1/23/30 .... United States 3,600,000 3,643,438
Senior Note , 4.255% to 10/21/30, FRN thereafter , 10/22/31 .. United States 2,800,000 2,755,443
Senior Note , 4.622% to 4/22/31, FRN thereafter , 4/23/32 .... United States 2,325,000 2,314,402
Lloyds Banking Group plc ,
Senior Note , 3.75% to 3/17/27, FRN thereafter , 3/18/28 ..... United Kingdom 8,400,000 8,351,826
Senior Note , 5.087% to 11/25/27, FRN thereafter , 11/26/28 .. United Kingdom 2,730,000 2,754,338
NatWest Group plc , Senior Note , 1.642% to 6/13/26, FRN
thereafter , 6/14/27 ................................. United Kingdom 7,000,000 6,975,790
b
NatWest Markets plc , Senior Note , 144A, 4.412% , 11/06/30 .... United Kingdom 3,360,000 3,322,984
PNC Financial Services Group, Inc. (The) , Senior Note , 5.3% to
1/20/27, FRN thereafter , 1/21/28 ...................... United States 2,000,000 2,012,987
Royal Bank of Canada , Senior Note , 4.696% to 8/05/30, FRN
thereafter , 8/06/31 ................................. Canada 6,500,000 6,494,119
Santander Holdings USA, Inc. , Senior Note , 5.473% to 3/19/28,
FRN thereafter , 3/20/29 ............................. United States 8,000,000 8,118,846
Santander UK Group Holdings plc , Senior Note , 1.673% to
6/23/26, FRN thereafter , 6/14/27 ...................... United Kingdom 5,900,000 5,878,343
b
Shinhan Bank Co. Ltd. , Senior Note , 144A, 1.375% , 10/21/26 .. South Korea 6,500,000 6,424,912
b
Skandinaviska Enskilda Banken AB , Senior Preferred Note , 144A,
4.375% , 3/12/31 ................................... Sweden 2,400,000 2,376,428
b
Societe Generale SA , Senior Non-Preferred Note , 144A, 1.792%
to 6/08/26, FRN thereafter , 6/09/27 ..................... France 3,900,000 3,888,623
Truist Financial Corp. , Senior Note , 5.435% to 1/23/29, FRN
thereafter , 1/24/30 ................................. United States 7,400,000 7,573,461
Wells Fargo & Co. ,
Senior Note , 6.303% to 10/22/28, FRN thereafter , 10/23/29 .. United States 4,000,000 4,164,328
Senior Note , 5.198% to 1/22/29, FRN thereafter , 1/23/30 .... United States 2,550,000 2,593,522
Sub. Bond , 4.1% , 6/03/26 ........................... United States 3,000,000 3,000,090
160,442,540
Beverages 0.4%
b
Coca-Cola Europacific Partners plc , Senior Note , 144A, 1.5% ,
1/15/27 ......................................... United Kingdom 4,400,000 4,316,880
Keurig Dr. Pepper, Inc. , Senior Bond , 2.25% , 3/15/31 ........
United States 2,860,000 2,536,597
6,853,477
Biotechnology 0.1%
AbbVie, Inc. , Senior Note , 4.125% , 3/15/31 ................
United States 1,620,000 1,594,665
Broadline Retail 0.2%
Amazon.com, Inc. ,
Senior Note , 4.1% , 11/20/30 ......................... United States 1,275,000 1,257,860
Senior Note , 4.25% , 3/13/31 ......................... United States 1,780,000 1,763,058
a ,b ,c
K2016470219 South Africa Ltd. , Senior Secured Note , 144A, 3% ,
12/31/22 ........................................ South Africa 1,068,278 —
a ,b ,c
K2016470260 South Africa Ltd. , Senior Secured Note , 144A,
25% , 12/31/22 .................................... South Africa 470,581 —
3,020,918
Building Products 0.5%
Carrier Global Corp. , Senior Note , 2.493% , 2/15/27 ..........
United States 5,000,000 4,937,188
b
JH North America Holdings, Inc. , Senior Secured Note , 144A,
5.875% , 1/31/31 ................................... United States 75,000 75,024

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Building Products (continued)
Owens Corning , Senior Note , 5.5% , 6/15/27 ...............
United States 3,500,000 $ 3,543,602
8,555,814
Capital Markets 1.8%
Bank of New York Mellon (The) , Senior Note , 4.729% to 4/19/28,
FRN thereafter , 4/20/29 ............................. United States 650,000 655,323
Goldman Sachs Group, Inc. (The) ,
Senior Note , 4.387% to 6/14/26, FRN thereafter , 6/15/27 .... United States 2,700,000 2,699,758
Senior Note , 2.64% to 2/23/27, FRN thereafter , 2/24/28 ..... United States 5,500,000 5,420,318
Senior Note , 4.594% to 4/19/29, FRN thereafter , 4/20/30 .... United States 1,750,000 1,746,405
Morgan Stanley ,
Senior Note , 5.173% to 1/15/29, FRN thereafter , 1/16/30 .... United States 5,500,000 5,574,115
Senior Note , 4.493% to 1/15/31, FRN thereafter , 1/16/32 .... United States 1,135,000 1,117,059
Senior Note , 4.708% to 3/11/31, FRN thereafter , 3/12/32 .... United States 1,635,000 1,622,744
I , Senior Note , 4.133% to 10/17/28, FRN thereafter , 10/18/29 United States 3,665,000 3,627,699
Sub. Bond , 4.35% , 9/08/26 .......................... United States 7,800,000 7,798,556
b
MSCI, Inc. , Senior Bond , 144A, 4% , 11/15/29 .............. United States 1,710,000 1,661,480
b
Prologis Targeted US Logistics Fund LP , Senior Note , 144A,
5.25% , 4/01/29 ................................... United States 1,800,000 1,835,656
33,759,113
Chemicals 0.2%
b
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 3,200,000 3,370,806
Commercial Services & Supplies 0.1%
b
Neptune Bidco US, Inc. , Senior Secured Note , 144A, 9.29% ,
4/15/29 ......................................... United States 105,000 106,280
Waste Management, Inc. , Senior Note , 3.875% , 1/15/29 ......
United States 1,000,000 990,884
1,097,164
Communications Equipment 0.2%
Motorola Solutions, Inc. , Senior Note , 4.85% , 8/15/30 ........
United States 3,100,000 3,125,967
Consumer Finance 2.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Note , 6.1% , 1/15/27 .......................... Ireland 2,200,000 2,224,162
Senior Note , 3% , 10/29/28 .......................... Ireland 3,000,000 2,891,595
Senior Note , 4.125% , 2/28/29 ........................ Ireland 525,000 518,622
b
Avolon Holdings Funding Ltd. , Senior Note , 144A, 4.9% , 10/10/30 Ireland 2,065,000 2,054,976
Capital One Financial Corp. ,
Senior Bond , 3.8% , 1/31/28 .......................... United States 7,000,000 6,923,676
Senior Note , 4.493% to 9/10/30, FRN thereafter , 9/11/31 .... United States 2,190,000 2,155,315
Senior Note , 4.722% to 1/29/31, FRN thereafter , 1/30/32 .... United States 1,435,000 1,418,269
Ford Motor Credit Co. LLC ,
Senior Note , 5.125% , 11/05/26 ....................... United States 3,200,000 3,208,623
Senior Note , 5.85% , 5/17/27 ......................... United States 3,400,000 3,429,735
b
Gabx Leasing LLC , Senior Note , 144A, 4.625% , 4/15/31 ...... United States 1,895,000 1,871,075
General Motors Financial Co., Inc. ,
Senior Note , 1.5% , 6/10/26 .......................... United States 13,200,000 13,159,492
Senior Note , 4.2% , 10/27/28 ......................... United States 635,000 629,926
b
Jefferson Capital Holdings LLC , Senior Note , 144A, 9.5% , 2/15/29 United States 2,600,000 2,737,387
OneMain Finance Corp. , Senior Note , 6.625% , 5/15/29 .......
United States 2,000,000 2,036,970
SLM Corp. , Senior Note , 6.5% , 1/31/30 ...................
United States 1,000,000 1,010,216
46,270,039

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Staples Distribution & Retail 0.1%
b
US Foods, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ......... United States 1,200,000 $ 1,174,536
Containers & Packaging 0.1%
AptarGroup, Inc. , Senior Note , 4.75% , 3/30/31 .............
United States 1,205,000 1,196,886
b
Toucan FinCo Ltd. / Toucan FinCo Can, Inc. / Toucan FinCo US
LLC , Senior Secured Note , 144A, 9.5% , 5/15/30 ........... Canada 425,000 372,775
1,569,661
Diversified REITs 0.3%
Equinix Asia Financing Corp. Pte. Ltd. , Senior Note , 4.4% ,
3/15/31 ......................................... United States 1,400,000 1,374,956
b
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A,
3.75% , 2/15/27 ................................... United States 4,200,000 4,170,844
5,545,800
Diversified Telecommunication Services 0.2%
b
APLD ComputeCo 2 LLC , Senior Secured Note , 144A, 6.75% ,
3/15/31 ......................................... United States 415,000 411,139
b
APLD ComputeCo LLC , Senior Secured Note , 144A, 9.25% ,
12/15/30 ........................................ United States 615,000 661,377
b
Black Pearl Compute LLC , Senior Secured Note , 144A, 6.125% ,
2/15/31 ......................................... United States 240,000 243,801
b
Cipher Compute LLC , Senior Secured Note , 144A, 7.125% ,
11/15/30 ........................................ United States 870,000 902,850
b
PR RNO Property Owner 1 LLC , Senior Secured Note , 144A,
6.5% , 5/01/31 .................................... United States 290,000 287,607
b
SV RNO Property Owner 1 LLC , Senior Secured Note , 144A,
5.875% , 3/01/31 ................................... United States 365,000 358,357
b
WULF Compute LLC , Senior Secured Note , 144A, 7.75% ,
10/15/30 ........................................ United States 460,000 483,741
3,348,872
Electric Utilities 0.7%
b
Enel Finance International NV , Senior Note , 144A, 4.375% ,
9/30/30 ......................................... Italy 2,250,000 2,213,830
NextEra Energy Capital Holdings, Inc. , Senior Note , 4.685% ,
9/01/27 ......................................... United States 1,575,000 1,582,442
Pacific Gas and Electric Co. , Senior Bond , 4.55% , 7/01/30 ....
United States 5,000,000 4,944,618
b
Vistra Operations Co. LLC ,
Senior Note , 144A, 4.375% , 5/01/29 ................... United States 3,400,000 3,342,224
Senior Note , 144A, 4.7% , 1/31/31 ..................... United States 1,240,000 1,221,397
13,304,511
Electrical Equipment 0.1%
Eaton Capital ULC , Senior Note , 4.45% , 5/09/30 ............
United States 1,100,000 1,099,569
Eaton Corp. , Senior Note , 4.2% , 3/06/31 ..................
United States 1,615,000 1,592,960
2,692,529
Electronic Equipment, Instruments & Components 0.1%
Amphenol Corp. , Senior Note , 3.9% , 11/15/28 ..............
United States 1,395,000 1,384,073
Energy Equipment & Services 0.1%
b
Kodiak Gas Services LLC , Senior Note , 144A, 5.875% , 4/01/31 . United States 315,000 317,426

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Energy Equipment & Services (continued)
b
Transocean International Ltd. , Senior Secured Note , 144A,
8.75% , 2/15/30 ................................... United States 1,050,000 $ 1,100,259
1,417,685
Entertainment 0.2%
b
Banijay Entertainment SAS , Senior Secured Note , 144A, 8.125% ,
5/01/29 ......................................... France 2,569,773 2,654,103
Discovery Global Holdings, Inc. , Senior Note , 3.755% , 3/15/27 .
United States 1,758,000 1,744,265
4,398,368
Financial Services 0.4%
b
CrossCountry Intermediate HoldCo LLC , Senior Note , 144A,
6.5% , 10/01/30 ................................... United States 170,000 167,230
Fiserv, Inc. , Senior Note , 2.25% , 6/01/27 ..................
United States 5,200,000 5,077,352
b
Freedom Mortgage Holdings LLC , Senior Note , 144A, 6.875% ,
5/01/31 ......................................... United States 900,000 868,757
b
Petronas Capital Ltd. , Senior Note , 144A, 4.95% , 1/03/31 ..... Malaysia 1,510,000 1,546,743
7,660,082
Food Products 0.7%
Campbell's Co. (The) , Senior Note , 5.2% , 3/19/27 ...........
United States 3,300,000 3,325,184
JBS NV / JBS USA Foods Group Holdings, Inc. / JBS USA Food
Co. Holdings , Senior Note , 3% , 2/02/29 ................. United States 900,000 864,951
b
Mars, Inc. , Senior Note , 144A, 4.8% , 3/01/30 ............... United States 7,805,000 7,885,547
McCormick & Co., Inc. , Senior Note , 4.15% , 2/15/29 .........
United States 690,000 684,038
12,759,720
Ground Transportation 0.6%
b
Beacon Mobility Corp. , Senior Secured Note , 144A, 7.25% ,
8/01/30 ......................................... United States 105,000 109,412
b
Penske Truck Leasing Co. LP / PTL Finance Corp. , Senior Note ,
144A, 5.35% , 3/30/29 ............................... United States 4,000,000 4,070,219
b
SMBC Aviation Capital Finance DAC , Senior Note , 144A, 5.1% ,
4/01/30 ......................................... Ireland 7,500,000 7,563,561
11,743,192
Health Care Equipment & Supplies 1.1%
Edwards Lifesciences Corp. , Senior Bond , 4.3% , 6/15/28 .....
United States 300,000 299,412
GE HealthCare Technologies, Inc. ,
Senior Note , 5.65% , 11/15/27 ........................ United States 5,000,000 5,091,900
Senior Note , 4.15% , 12/15/28 ........................ United States 1,035,000 1,028,614
b
Medline Borrower LP , Senior Secured Note , 144A, 3.875% ,
4/01/29 ......................................... United States 13,790,000 13,404,740
19,824,666
Health Care Providers & Services 1.3%
b
CHS/Community Health Systems, Inc. , Senior Secured Note ,
144A, 6% , 1/15/29 ................................. United States 3,200,000 3,176,784
CVS Health Corp. ,
Senior Bond , 1.875% , 2/28/31 ........................ United States 725,000 635,887
Senior Note , 5% , 1/30/29 ........................... United States 4,700,000 4,759,214
b
DaVita, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ........... United States 500,000 484,251
Elevance Health, Inc. , Senior Bond , 4.101% , 3/01/28 .........
United States 4,000,000 3,980,915
Icon Investments Six DAC , Senior Secured Note , 5.809% ,
5/08/27 ......................................... United States 4,700,000 4,736,996

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
b
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...... Italy 3,000,000 $ 2,939,958
Providence St. Joseph Health Obligated Group , H , 2.746% ,
10/01/26 ........................................ United States 15,000 14,901
Quest Diagnostics, Inc. , Senior Bond , 3.45% , 6/01/26 ........
United States 4,150,000 4,147,366
24,876,272
Health Care REITs 0.0%
†
MPT Operating Partnership LP / MPT Finance Corp. , Senior
Bond , 5% , 10/15/27 ................................ United States 1,000,000 975,626
Health Care Technology 0.2%
IQVIA, Inc. , Senior Secured Note , 6.25% , 2/01/29 ...........
United States 3,300,000 3,425,139
Hotel & Resort REITs 0.1%
b
RHP Hotel Properties LP / RHP Finance Corp. , Senior Note ,
144A, 4.5% , 2/15/29 ............................... United States 1,200,000 1,182,072
Hotels, Restaurants & Leisure 0.7%
Airbnb, Inc. , Senior Note , 4.65% , 3/16/31 .................
United States 1,795,000 1,792,475
b
Caesars Entertainment, Inc. , Senior Note , 144A, 4.625% ,
10/15/29 ........................................ United States 3,400,000 3,283,660
b
Carnival Corp. , Senior Note , 144A, 5.75% , 3/15/30 .......... United States 2,000,000 2,030,088
b
Rivers Enterprise Borrower LLC , Senior Secured Note , 144A,
6.25% , 10/15/30 ................................... United States 2,610,000 2,656,320
Sands China Ltd. , Senior Note , 2.3% , 3/08/27 ..............
Macau 3,400,000 3,337,897
13,100,440
Household Durables 0.5%
DR Horton, Inc. , Senior Note , 4.85% , 10/15/30 .............
United States 4,575,000 4,615,616
Toll Brothers Finance Corp. , Senior Bond , 4.35% , 2/15/28 .....
United States 4,200,000 4,185,161
8,800,777
Independent Power and Renewable Electricity Producers 0.2%
b
Clearway Energy Operating LLC , Senior Note , 144A, 3.75% ,
2/15/31 ......................................... United States 500,000 468,145
Constellation Energy Generation LLC , Senior Note , 4.4% , 1/15/31
United States 825,000 816,617
Southern Power Co. , A , Senior Note , 4.25% , 10/01/30 ........
United States 1,085,000 1,072,442
b
Talen Energy Supply LLC , Senior Note , 144A, 6.125% , 5/01/31 . United States 1,600,000 1,603,509
3,960,713
Insurance 3.2%
b
Acrisure LLC / Acrisure Finance, Inc. , Senior Note , 144A, 8.5% ,
6/15/29 ......................................... United States 900,000 901,194
b
AEGON Funding Co. LLC , Senior Note , 144A, 5.5% , 4/16/27 .. Netherlands 7,000,000 7,059,917
b
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Note , 144A, 5.875% , 11/01/29 .................. United States 1,200,000 1,177,124
Senior Secured Note , 144A, 6.75% , 4/15/28 ............. United States 2,000,000 2,026,744
b
Athene Global Funding , Senior Secured Note , 144A, 5.516% ,
3/25/27 ......................................... United States 7,000,000 7,061,583
Brown & Brown, Inc. , Senior Note , 4.9% , 6/23/30 ...........
United States 2,085,000 2,082,997
b
Corebridge Global Funding , Secured Note , 144A, 5.9% , 9/19/28 United States 4,700,000 4,842,961
F&G Annuities & Life, Inc. , Senior Note , 6.5% , 6/04/29 .......
United States 850,000 860,402
b
F&G Global Funding , Secured Note , 144A, 5.875% , 6/10/27 ... United States 5,800,000 5,866,674
b
GA Global Funding Trust , Secured Note , 144A, 4.4% , 9/23/27 .. United States 7,200,000 7,163,039
b
Metropolitan Life Global Funding I , Secured Note , 144A, 5.05% ,
1/06/28 ......................................... United States 4,100,000 4,143,449

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance (continued)
b
Mutual of Omaha Cos. Global Funding , Secured Note , 144A,
5.35% , 4/09/27 ................................... United States 6,700,000 $ 6,774,274
b
Northwestern Mutual Global Funding , Secured Note , 144A, 4.9% ,
6/12/28 ......................................... United States 5,000,000 5,051,348
b
Principal Life Global Funding II , Secured Note , 144A, 4.6% ,
8/19/27 ......................................... United States 2,000,000 2,005,684
b
RGA Global Funding , Secured Note , 144A, 5.448% , 5/24/29 ... United States 2,100,000 2,149,072
59,166,462
Interactive Media & Services 0.5%
Alphabet, Inc. ,
Senior Note , 4.1% , 11/15/30 ......................... United States 2,835,000 2,811,641
Senior Note , 4.1% , 2/15/31 .......................... United States 2,175,000 2,150,044
Meta Platforms, Inc. , Senior Note , 4.2% , 11/15/30 ...........
United States 4,710,000 4,656,165
9,617,850
Leisure Products 0.2%
Hasbro, Inc. , Senior Note , 4.65% , 3/12/31 .................
United States 4,000,000 3,970,488
Life Sciences Tools & Services 0.1%
Bio-Rad Laboratories, Inc. , Senior Note , 3.3% , 3/15/27 .......
United States 900,000 892,393
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 1,600,000 1,601,080
2,493,473
Machinery 0.1%
b
ESAB Corp. ,
Senior Note , 144A, 6.25% , 4/15/29 .................... United States 500,000 507,229
Senior Note , 144A, 5.625% , 4/01/31 ................... United States 250,000 252,927
Hillenbrand, Inc. , Senior Note , 6.25% , 2/15/29 ..............
United States 1,100,000 1,040,335
1,800,491
Media 0.3%
b
Block Communications, Inc. , Senior Secured Note , 144A,
10.25% , 3/01/31 ................................... United States 265,000 245,566
b
Directv Financing LLC , Senior Secured Note , 144A, 8.875% ,
2/01/30 ......................................... United States 2,750,000 2,804,235
b
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior
Secured Note , 144A, 5.875% , 8/15/27 .................. United States 410,000 410,560
Omnicom Group, Inc. , Senior Note , 4.2% , 3/02/29 ...........
United States 1,695,000 1,676,386
5,136,747
Metals & Mining 0.3%
b
Anglo American Capital plc , Senior Note , 144A, 4.625% , 3/19/31 South Africa 2,080,000 2,057,571
b
Glencore Funding LLC , Senior Note , 144A, 4.907% , 4/01/28 ... Australia 3,335,000 3,360,219
5,417,790
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
b
Starwood Property Trust, Inc. , Senior Note , 144A, 5.75% , 1/15/31 United States 600,000 600,163
Multi-Utilities 0.5%
Dominion Energy, Inc. , D , Senior Bond , 2.85% , 8/15/26 .......
United States 1,300,000 1,294,906
DTE Energy Co. , Senior Note , 4.95% , 7/01/27 ..............
United States 2,200,000 2,214,042
b
Engie SA , Senior Note , 144A, 5.25% , 4/10/29 .............. France 4,000,000 4,089,204

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Multi-Utilities (continued)
Southern Co. Gas Capital Corp. , A , Senior Note , 4.05% , 9/15/28
United States 1,095,000 $ 1,085,936
8,684,088
Oil, Gas & Consumable Fuels 1.4%
b
Coronado Finance Pty. Ltd. , Senior Secured Note , 144A, 9.25% ,
10/01/29 ........................................ Australia 1,100,000 998,464
Energy Transfer LP , Senior Bond , 3.9% , 7/15/26 ............
United States 3,900,000 3,898,352
b
Hess Midstream Operations LP ,
Senior Note , 144A, 5.875% , 3/01/28 ................... United States 300,000 303,112
Senior Note , 144A, 6.5% , 6/01/29 ..................... United States 2,000,000 2,050,240
b
KazMunayGas National Co. JSC , Senior Bond , Reg S, 5.375% ,
4/24/30 ......................................... Kazakhstan 1,520,000 1,548,315
MPLX LP , Senior Note , 4.8% , 2/15/31 ....................
United States 6,500,000 6,512,400
b
Pertamina Hulu Energi PT , Senior Note , 144A, 5.25% , 5/21/30 . Indonesia 1,120,000 1,132,453
b
Sunoco LP , Senior Note , 144A, 7% , 5/01/29 ............... United States 2,000,000 2,066,364
Targa Resources Corp. , Senior Note , 4.35% , 4/15/31 ........
United States 935,000 916,826
b
Var Energi ASA , Senior Note , 144A, 7.5% , 1/15/28 .......... Norway 4,000,000 4,172,257
b
Venture Global LNG, Inc. , Senior Secured Note , 144A, 8.125% ,
6/01/28 ......................................... United States 2,000,000 2,047,352
Viper Energy Partners LLC , Senior Note , 4.9% , 8/01/30 .......
United States 846,000 845,939
26,492,074
Paper & Forest Products 0.1%
b
Georgia-Pacific LLC , Senior Note , 144A, 4.6% , 5/15/31 ....... United States 2,680,000 2,678,259
Passenger Airlines 0.1%
b
United Airlines, Inc. , Senior Secured Note , 144A, 4.625% , 4/15/29 United States 1,118,000 1,104,288
Personal Care Products 0.4%
Haleon US Capital LLC , Senior Note , 3.375% , 3/24/27 .......
United States 7,700,000 7,637,386
Pharmaceuticals 1.0%
b
Bayer US Finance LLC , Senior Note , 144A, 6.25% , 1/21/29 .... Germany 3,200,000 3,320,728
Novartis Capital Corp. ,
Senior Note , 4.1% , 11/05/30 ......................... United States 4,120,000 4,067,228
Senior Note , 4.4% , 3/18/31 .......................... United States 3,295,000 3,290,978
Royalty Pharma plc , Senior Note , 4.45% , 3/25/31 ...........
United States 2,000,000 1,977,493
Teva Pharmaceutical Finance Netherlands III BV ,
Senior Note , 4.75% , 5/09/27 ......................... Israel 1,696,000 1,695,367
Senior Note , 5.125% , 5/09/29 ........................ Israel 2,345,000 2,355,058
Teva Pharmaceutical Finance Netherlands IV BV , Senior Note ,
5.75% , 12/01/30 ................................... Israel 2,320,000 2,382,615
19,089,467
Semiconductors & Semiconductor Equipment 0.3%
b
Foundry JV Holdco LLC , Senior Secured Note , 144A, 5.9% ,
1/25/30 ......................................... United States 5,900,000 6,124,074
Software 0.5%
Oracle Corp. ,
Senior Note , 4.55% , 2/04/29 ......................... United States 3,990,000 3,942,390
Senior Note , 4.45% , 9/26/30 ......................... United States 1,525,000 1,471,232
Senior Note , 4.95% , 2/04/31 ......................... United States 2,210,000 2,162,343
Salesforce, Inc. , Senior Note , 4.5% , 3/15/28 ...............
United States 2,375,000 2,377,786
9,953,751

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Specialized REITs 0.8%
Crown Castle, Inc. ,
Senior Bond , 3.7% , 6/15/26 .......................... United States 7,330,000 $ 7,324,331
Senior Note , 1.05% , 7/15/26 ......................... United States 2,270,000 2,255,429
b
Iron Mountain, Inc. ,
Senior Bond , 144A, 4.875% , 9/15/29 ................... United States 700,000 690,716
Senior Note , 144A, 4.875% , 9/15/27 ................... United States 2,000,000 1,996,381
b
Millrose Properties, Inc. , Senior Note , 144A, 6.375% , 8/01/30 .. United States 2,950,000 2,989,837
15,256,694
Specialty Retail 0.5%
b
Dick's Sporting Goods, Inc. , Senior Note , 144A, 4% , 10/01/29 .. United States 9,450,000 9,208,971
Tobacco 0.6%
BAT Capital Corp. ,
Senior Bond , 4.906% , 4/02/30 ........................ United Kingdom 650,000 656,945
Senior Note , 6.343% , 8/02/30 ........................ United Kingdom 1,805,000 1,924,756
Philip Morris International, Inc. , Senior Note , 4.875% , 2/15/28 ..
United States 7,700,000 7,776,229
10,357,930
Trading Companies & Distributors 0.3%
b
EquipmentShare.com, Inc. , Secured Note , 144A, 9% , 5/15/28 .. United States 3,200,000 3,321,581
b
WESCO Distribution, Inc. , Senior Note , 144A, 6.375% , 3/15/29 . United States 3,000,000 3,062,805
6,384,386
Wireless Telecommunication Services 0.4%
b
Connect Finco SARL / Connect US Finco LLC , Senior Secured
Note , 144A, 9% , 9/15/29 ............................ United Kingdom 3,000,000 3,167,811
T-Mobile USA, Inc. , Senior Note , 4.95% , 3/15/28 ............
United States 4,200,000 4,245,160
7,412,971
Total Corporate Bonds (Cost $ 657,771,347 ) ...................................
659,389,928
d
Senior Floating Rate Interests 2.3%
e
Aerospace & Defense 0.1%
TransDigm, Inc., First Lien, CME Term Loan, K , 5.902% , ( 1-month
SOFR + 2.25% ), 3/22/30 ............................ United States 827,097 829,309
f
TransDigm, Inc., First Lien, CME Term Loan, N , 6.152% , ( 1-month
SOFR + 2.5% ), 2/14/33 ............................. United States 209,302 209,885
f
VSE Corp., First Lien, CME Term Loan, B , 5.474% , ( 12-month
SOFR + 2% ), 3/17/33 ............................... United States 137,237 138,038
1,177,232
a a a a a a
e
Air Freight & Logistics 0.1%
Rand Parent LLC, First Lien, CME Term Loan, B , 6.7% , ( 3-month
SOFR + 3% ), 3/18/30 ............................... United States 352,331 354,193
Stonepeak Nile Parent LLC, First Lien, Amendment No. 1 CME
Term Loan , 5.919% , ( 3-month SOFR + 2.25% ), 4/09/32 ..... United States 997,500 1,002,024
1,356,217
a a a a a a
e
Automobile Components 0.0%
†
American Axle & Manufacturing, Inc., First Lien, CME Term Loan,
C , 6.912% , ( 3-month SOFR + 3.25% ), 2/03/33 ............ United States 318,179 318,577
Clarios Global LP, First Lien, Amendment No. 6 Dollar CME Term
Loan , 6.402% , ( 1-month SOFR + 2.75% ), 1/28/32 ......... United States 368,091 370,316

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
d
Senior Floating Rate Interests
(continued)
e
Automobile Components (continued)
g
First Brands Group LLC, First Lien, 2021 CME Term Loan , PIK,
3.779% , ( 1-month SOFR + 7% ), 3/30/27 ................ United States 77,083 $ 180
g
First Brands Group LLC, First Lien, Debtor-In-Possession Roll Up
CME Term Loan , PIK, 10.661% , ( 1-month SOFR + 7% ), 6/29/26 United States 472,024 1,857
g
First Brands Group LLC, First Lien, USD Debtor-In-Possession
New Money CME Term Loan , PIK, 13.657% , ( 1-month SOFR +
10% ), 6/29/26 .................................... United States 185,205 45,781
g
First Brands Group LLC, Second Lien, 2021 CME Term Loan ,
PIK, 14.279% , ( 1-month SOFR + 10.615% ), 3/30/28 ........ United States 622,361 840
737,551
a a a a a a
Beverages 0.0%
†
e
Primo Brands Corp., First Lien, 2026 Refinancing CME Term
Loan , 6.45% , ( 3-month SOFR + 2.75% ), 3/31/31 .......... United States 210,177 211,745
Biotechnology 0.1%
e,f
BioMarin Pharmaceutical, Inc., First Lien, CME Term Loan, B ,
5.174% , ( 12-month SOFR + 1.75% ), 1/28/33 ............. United States 1,000,000 1,004,065
Broadline Retail 0.0%
†
e
Peer Holding III BV, First Lien, CME Term Loan, B5B , 6.2% ,
( 3-month SOFR + 2.5% ), 7/01/31 ...................... Netherlands 485,606 487,548
e
Building Products 0.1%
EMRLD Borrower LP, First Lien, Initial CME Term Loan, B ,
5.923% , ( 3-month SOFR + 2.25% ), 5/31/30 .............. United States 363,023 363,888
EMRLD Borrower LP, First Lien, Second Amendment Incremental
CME Term Loan , 5.95% , ( 1-month SOFR + 2.25% ), 8/04/31 .. United States 102,003 102,260
Quikrete Holdings, Inc., First Lien, CME Term Loan, B2 , 5.902% ,
( 1-month SOFR + 2.25% ), 3/19/29 ..................... United States 415,197 416,104
Quikrete Holdings, Inc., First Lien, CME Term Loan, B3 , 5.902% ,
( 1-month SOFR + 2.25% ), 2/10/32 ..................... United States 273,103 273,642
1,155,894
a a a a a a
e
Capital Markets 0.1%
Citadel Securities Global Holdings LLC, First Lien, 2024 CME
Term Loan , 5.7% , ( 3-month SOFR + 2% ), 10/31/31 ........ United States 516,082 518,590
CPI Holdco B LLC, First Lien, 2025 Fourth Amendment
Incremental CME Term Loan , 5.652% , ( 1-month SOFR + 2% ),
5/19/31 ......................................... United States 346,353 346,706
Jane Street Group LLC, First Lien, Extended CME Term Loan ,
5.673% , ( 3-month SOFR + 2% ), 12/15/31 ................ United States 512,322 512,066
1,377,362
a a a a a a
e
Chemicals 0.0%
†
Albaugh LLC, First Lien, Initial CME Term Loan , 7.413% ,
( 1-month SOFR + 3.75; 3-month SOFR + 3.75 ), 4/06/29 ..... United States 503,407 489,742
Solstice Advanced Materials, Inc., First Lien, CME Term Loan, B ,
5.413% , ( 3-month SOFR + 1.75% ), 10/29/32 ............. United States 244,898 246,927
736,669
a a a a a a
e
Commercial Services & Supplies 0.2%
APi Group DE, Inc., First Lien, 2021 Incremental CME Term Loan ,
5.402% , ( 1-month SOFR + 1.75% ), 1/03/29 .............. United States 950,000 953,962
Aramark Services, Inc., First Lien, U.S. CME Term Loan, B10 ,
5.402% , ( 1-month SOFR + 1.75% ), 6/24/30 .............. United States 65,509 65,898

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
d
Senior Floating Rate Interests
(continued)
e
Commercial Services & Supplies (continued)
Cimpress USA, Inc., First Lien, 2024-2 Refinancing CME Term
Loan, B1 , 6.168% , ( 1-month SOFR + 2.5% ), 5/17/28 ....... Ireland 459,268 $ 460,990
PG Polaris BidCo SARL, First Lien, Second Amendment
Refinancing CME Term Loan , 5.95% , ( 3-month SOFR + 2.25% ),
3/26/31 ......................................... Luxembourg 174,198 175,300
Prime Security Services Borrower LLC, First Lien, 2025
Incremental CME Term Loan, B2 , 5.407% , ( 1-month SOFR +
1.75% ), 3/08/32 ................................... United States 997,860 988,894
Spin Holdco, Inc., First Lien, Initial CME Term Loan , 7.928% ,
( 3-month SOFR + 4% ), 9/04/30 ....................... United States 66,335 46,932
f
WMB Holdings, Inc., First Lien, USD CME Term Loan, B , 5.652% ,
( 1-month SOFR + 2% ), 11/05/29 ...................... United States 947,781 951,041
3,643,017
a a a a a a
Construction Materials 0.0%
†
e
Knife River Corp., First Lien, CME Term Loan, B , 5.669% ,
( 3-month SOFR + 2% ), 3/08/32 ....................... United States 56,727 57,135
e
Containers & Packaging 0.1%
Clydesdale Acquisition Holdings, Inc., First Lien, 2025 Incremental
Closing Date CME Term Loan, B , 6.902% , ( 1-month SOFR +
3.25% ), 4/01/32 ................................... United States 585,040 544,368
f
Owens-Brockway Glass Container, Inc., First Lien, CME Term
Loan, B1 , 6.652% , ( 1-month SOFR + 3% ), 9/30/32 ......... United States 933,960 923,453
1,467,821
a a a a a a
Distributors 0.0%
†
e
Core & Main LP, First Lien, CME Term Loan, D , 5.654% , ( 1-month
SOFR + 2% ), 7/27/28 ............................... United States 314,389 315,633
e
Electric Utilities 0.1%
Alpha Generation LLC, First Lien, Initial CME Term Loan, B ,
5.402% , ( 1-month SOFR + 1.75% ), 9/30/31 .............. United States 997,468 998,695
Constellation Renewables LLC, First Lien, CME Term Loan ,
5.673% , ( 3-month SOFR + 2% ), 12/15/27 ................ United States 1,000,000 1,001,565
f
NRG Energy, Inc., First Lien, Incremental CME Term Loan, B ,
5.561% , ( 12-month SOFR + 1.75% ), 4/15/33 ............. United States 257,310 258,565
2,258,825
a a a a a a
Electronic Equipment, Instruments & Components 0.0%
†
e
MX Holdings US, Inc., First Lien, Senior USD CME Term Loan, B ,
5.652% , ( 1-month SOFR + 2% ), 3/17/32 ................ United States 67,504 67,926
e
Entertainment 0.1%
Playtika Holding Corp., First Lien, CME Term Loan, B1 , 6.517% ,
( 1-month SOFR + 2.75% ), 3/13/28 ..................... United States 720,008 694,185
TKO Worldwide Holdings LLC, First Lien, CME Term Loan, B5 ,
5.664% , ( 3-month SOFR + 2% ), 11/21/31 ................ United States 844,966 848,194
1,542,379
a a a a a a
Financial Services 0.1%
e
Colossus Acquireco LLC, First Lien, Initial CME Term Loan ,
5.38% , ( 1-day SOFR + 1.75% ), 7/30/32 ................. United States 997,494 998,741
e
Food Products 0.0%
†
Chobani LLC, First Lien, Closing Date CME Term Loan , 5.918% ,
( 1-month SOFR + 2.25% ), 10/28/32 .................... United States 315,473 317,614

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
d
Senior Floating Rate Interests
(continued)
e
Food Products (continued)
Froneri International Ltd., First Lien, CME Term Loan, B4 ,
5.877% , ( 6-month SOFR + 2.25% ), 9/30/31 .............. United Kingdom 401,524 $ 399,177
716,791
a a a a a a
e
Ground Transportation 0.1%
Aggreko Holdings, Inc., First Lien, 2025 Amended USD CME
Term Loan , 6.664% , ( 3-month SOFR + 3% ), 5/21/31 ....... United Kingdom 60,539 60,910
First Student Bidco, Inc., First Lien, Initial CME Term Loan, B ,
5.95% , ( 3-month SOFR + 2.25% ), 8/15/30 ............... United States 436,757 437,484
First Student Bidco, Inc., First Lien, Initial CME Term Loan, C ,
5.95% , ( 3-month SOFR + 2.25% ), 8/15/30 ............... United States 79,916 80,050
Genesee & Wyoming, Inc., First Lien, Initial CME Term Loan ,
5.45% , ( 3-month SOFR + 1.75% ), 4/10/31 ............... United States 997,468 999,448
1,577,892
a a a a a a
e
Health Care Providers & Services 0.0%
†
Medical Solutions Holdings, Inc., First Lien, CME Term Loan ,
7.263% , ( 3-month SOFR + 3.5% ), 11/01/28 .............. United States 350,104 57,988
Paradigm Parent LLC, First Lien, Initial CME Term Loan , 8.2% ,
( 3-month SOFR + 4.5% ), 4/16/32 ...................... United States 298,500 260,535
Surgery Center Holdings, Inc., First Lien, 2025 Refinancing CME
Term Loan , 6.168% , ( 1-month SOFR + 2.5% ), 12/19/30 ..... United States 31,603 31,724
350,247
a a a a a a
Health Care Technology 0.0%
†
e
Cotiviti, Inc., First Lien, New CME Term Loan, B , 6.415% ,
( 1-month SOFR + 2.75% ), 5/01/31 ..................... United States 337,431 310,858
e
Hotels, Restaurants & Leisure 0.2%
1011778 BC ULC, First Lien, CME Term Loan, B5 , 5.418% ,
( 1-month SOFR + 1.75% ), 9/20/30 ..................... Canada 1,127,921 1,130,385
Caesars Entertainment, Inc., First Lien, 2023 Incremental CME
Term Loan, B , 5.902% , ( 1-month SOFR + 2.25% ), 2/06/30 ... United States 213,720 207,933
DK Crown Holdings, Inc., First Lien, CME Term Loan, B , 5.411% ,
( 1-month SOFR + 1.75% ), 3/04/32 ..................... United States 997,481 1,000,249
Flutter Financing BV, First Lien, 2024 Refinancing CME Term
Loan, B , 5.45% , ( 3-month SOFR + 1.75% ), 12/02/30 ....... Ireland 342,566 342,138
Raising Cane's Restaurants LLC, First Lien, First Amendment
New CME Term Loan , 5.652% , ( 1-month SOFR + 2% ), 11/03/32 United States 997,500 999,685
3,680,390
a a a a a a
Household Products 0.1%
e
Energizer Holdings, Inc., First Lien, Initial CME Term Loan ,
5.652% , ( 1-month SOFR + 2% ), 3/19/32 ................ United States 997,192 1,000,513
e
Independent Power and Renewable Electricity Producers 0.0%
†
Calpine Construction Finance Co. LP, First Lien, 2025
Refinancing CME Term Loan , 5.402% , ( 1-month SOFR +
1.75% ), 7/31/30 ................................... United States 250,000 251,129
Talen Energy Supply LLC, First Lien, 2024-1 Incremental CME
Term Loan, B , 6.153% , ( 3-month SOFR + 2.5% ), 12/15/31 ... United States 132,848 133,500
384,629
a a a a a a
e
Insurance 0.1%
Asurion LLC, First Lien, New CME Term Loan, B10 , 7.763% ,
( 3-month SOFR + 4% ), 8/21/28 ....................... United States 129,058 129,368

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
d
Senior Floating Rate Interests
(continued)
e
Insurance (continued)
Asurion LLC, First Lien, New CME Term Loan, B11 , 8.013% ,
( 3-month SOFR + 4.25% ), 8/21/28 ..................... United States 42,421 $ 42,488
f
Lockton, Inc., First Lien, CME Term Loan, B , 5.811% , ( 12-month
SOFR + 2% ), 4/25/33 ............................... United States 900,000 903,375
1,075,231
a a a a a a
IT Services 0.0%
†
e
MH Sub I LLC, First Lien, 2024 December New CME Term Loan ,
7.902% , ( 1-month SOFR + 4.25% ), 12/31/31 ............. United States 205,826 163,231
e
Leisure Products 0.0%
†
GBT US III LLC, First Lien, CME Term Loan, B2 , 5.667% ,
( 3-month SOFR + 2% ), 7/25/31 ....................... United States 9,900 9,817
Horizon US Finco LP, First Lien, CME Term Loan, B , 8.413% ,
( 3-month SOFR + 4.75% ), 10/31/31 .................... United States 441,714 411,346
421,163
a a a a a a
e
Machinery 0.0%
†
Columbus McKinnon Corp., First Lien, Initial CME Term Loan ,
7.2% , ( 3-month SOFR + 3.5% ), 2/03/33 ................. United States 57,541 57,709
Crown Equipment Corp., First Lien, Initial CME Term Loan, B1 ,
5.665% , ( 1-month SOFR + 2% ), 10/10/31 ................ United States 344,496 346,325
404,034
a a a a a a
e
Media 0.1%
Advantage Sales & Marketing, Inc., First Lien, Exchange CME
Term Loan , 9.93% , ( 3-month SOFR + 6% ), 4/19/30 ........ United States 299,260 245,768
Charter Communications Operating LLC, First Lien, CME Term
Loan B5 , 5.942% , ( 3-month SOFR + 2.25% ), 12/15/31 ...... United States 1,040,872 1,041,471
Nexstar Media, Inc., First Lien, CME Term Loan, B7 , 6.402% ,
( 1-month SOFR + 2.75% ), 3/18/33 ..................... United States 350,000 350,193
1,637,432
a a a a a a
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
e
Starwood Property Mortgage LLC, First Lien, CME Term Loan,
B5 , 5.668% , ( 1-month SOFR + 2% ), 1/02/30 ............. United States 246,884 248,119
e
Oil, Gas & Consumable Fuels 0.2%
CQP Holdco LP, First Lien, CME Term Loan, B , 5.45% , ( 3-month
SOFR + 1.75% ), 12/31/32 ........................... United States 1,000,000 1,000,690
Delek US Holdings, Inc., First Lien, CME Term Loan, B , 7.268% ,
( 1-month SOFR + 3.5% ), 11/19/29 ..................... United States 496,154 497,434
Hilcorp Energy I LP, First Lien, Initial CME Term Loan , 5.411% ,
( 1-month SOFR + 1.75% ), 2/11/30 ..................... United States 339,429 340,701
Oryx Midstream Services Permian Basin LLC, First Lien, Initial
CME Term Loan , 5.904% , ( 1-month SOFR + 2.25% ), 10/05/28 United States 488,813 491,020
UGI Energy Services LLC, First Lien, Initial CME Term Loan ,
6.152% , ( 1-month SOFR + 2.5% ), 2/22/30 ............... United States 358,781 361,472
Venture Global Calcasieu Pass LLC, First Lien, Initial CME Term
Loan , 6.724% , ( 12-month SOFR + 3.25% ), 4/11/33 ........ United States 956,711 960,896
3,652,213
a a a a a a
e
Passenger Airlines 0.1%
AAdvantage Loyalty IP Ltd., First Lien, 2025 Incremental CME
Term Loan , 6.425% , ( 3-month SOFR + 2.75% ), 5/28/32 ..... United States 997,481 994,883

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
d
Senior Floating Rate Interests
(continued)
e
Passenger Airlines (continued)
AAdvantage Loyalty IP Ltd., First Lien, CME Term Loan , 5.925% ,
( 3-month SOFR + 2.25% ), 4/20/28 ..................... United States 160,019 $ 159,363
AS Mileage Plan IP Ltd., First Lien, Initial CME Term Loan ,
5.425% , ( 3-month SOFR + 1.75% ), 10/15/31 ............. United States 292,268 292,953
United Airlines, Inc., First Lien, CME Term Loan, B , 5.404% ,
( 1-month SOFR + 1.75% ), 2/24/31 ..................... United States 1,021,180 1,025,331
WestJet Loyalty LP, First Lien, Initial CME Term Loan , 6.45% ,
( 3-month SOFR + 2.75% ), 2/14/31 ..................... Canada 360,361 352,648
2,825,178
a a a a a a
e
Professional Services 0.1%
Maximus, Inc., First Lien, CME Term Loan, B , 5.652% , ( 1-month
SOFR + 2% ), 5/30/31 ............................... United States 192,938 193,119
SS&C Technologies, Inc., First Lien, CME Term Loan, B8 ,
5.652% , ( 1-month SOFR + 2% ), 5/09/31 ................ United States 1,000,000 1,001,245
1,194,364
a a a a a a
e
Real Estate Management & Development 0.0%
†
Cushman & Wakefield US Borrower LLC, First Lien, 2025-2 CME
Term Loan , 6.402% , ( 1-month SOFR + 2.75% ), 1/31/30 ..... United States 440,700 442,903
f
Greystar Real Estate Partners LLC, First Lien, CME Term Loan,
B3 , 6.173% , ( 3-month SOFR + 2.5% ), 8/21/30 ............ United States 125,000 125,469
568,372
a a a a a a
Software 0.0%
†
e
Adeia, Inc., First Lien, Initial CME Term Loan, B6 , 6.168% ,
( 1-month SOFR + 2.5% ), 6/08/28 ...................... United States 929,930 932,255
e
Specialty Retail 0.1%
g
GNC Holdings, Inc., Second Lien, CME Term Loan , PIK, 9.768% ,
( 1-month SOFR + 6% ), 10/07/26 ...................... United States 1,833,658 1,427,961
Great Outdoors Group LLC, First Lien, CME Term Loan, B ,
6.902% , ( 1-month SOFR + 3.25% ), 1/23/32 .............. United States 241,596 243,438
1,671,399
a a a a a a
Trading Companies & Distributors 0.1%
e
QXO Building Products, Inc., First Lien, CME Term Loan, B ,
5.652% , ( 1-month SOFR + 2% ), 4/30/32 ................ United States 1,000,000 1,001,540
Water Utilities 0.0%
†
e
Deep Blue Operating I LLC, First Lien, Initial CME Term Loan ,
6.411% , ( 1-month SOFR + 2.75% ), 10/01/32 ............. United States 135,243 136,088
Total Senior Floating Rate Interests (Cost $ 44,392,010 ) ........................
42,547,699
h
Marketplace Loans 0.1%
a
Financial Services 0.1%
a a a a a a
Total Marketplace Loans (Cost $ 8,304,925 ) ...................................
2,284,551
Foreign Government and Agency Securities 2.3%
b
Angola Government Bond , Senior Bond , 144A, 8.25% , 5/09/28 . Angola 920,000 943,905
b
Banque Ouest Africaine de Developpement , Senior Bond , 144A,
5% , 7/27/27 ...................................... Supranational
i
3,900,000 3,895,054
Brazil Government Bond ,
Senior Bond , 4.5% , 5/30/29 .......................... Brazil 770,000 767,883
Senior Bond , 3.875% , 6/12/30 ........................ Brazil 950,000 912,712

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
Chile Government Bond , Senior Note , 4.85% , 1/22/29 ........
Chile 1,130,000 $ 1,145,537
Colombia Government Bond ,
Senior Note , 7.375% , 4/25/30 ......................... Colombia 730,000 766,135
Senior Note , 4.5% , 11/26/30 .......................... Colombia 400,000 EUR 461,972
b
Corp. Nacional del Cobre de Chile , Senior Bond , Reg S, 3% ,
9/30/29 ......................................... Chile 820,000 774,544
b
Costa Rica Government Bond , Senior Bond , 144A, 6.125% ,
2/19/31 ......................................... Costa Rica 1,090,000 1,135,726
b
Dominican Republic Government Bond ,
Senior Bond , Reg S, 5.95% , 1/25/27 ................... Dominican
Republic 680,000 686,494
Senior Bond , Reg S, 6% , 7/19/28 ...................... Dominican
Republic 890,000 904,373
b
Eagle Funding Luxco SARL , Senior Note , 144A, 5.5% , 8/17/30 . Mexico 1,150,000 1,160,293
b
Egypt Government Bond , Senior Bond , Reg S, 7.6% , 3/01/29 .. Egypt 630,000 647,726
b
El Salvador Government Bond , Senior Bond , Reg S, 8.625% ,
2/28/29 ......................................... El Salvador 840,000 895,453
b
Guatemala Government Bond , Senior Bond , 144A, 4.875% ,
2/13/28 ......................................... Guatemala 1,540,000 1,545,167
b
Hungary Government Bond , Senior Note , Reg S, 5.25% , 6/16/29 Hungary 1,510,000 1,536,994
Indonesia Government Bond , Senior Bond , 3.85% , 10/15/30 ...
Indonesia 790,000 768,659
b
Ivory Coast Government Bond , Senior Bond , Reg S, 6.375% ,
3/03/28 ......................................... Ivory Coast 1,340,670 1,358,393
Jamaica Government Bond , Senior Bond , 6.75% , 4/28/28 .....
Bermuda 760,000 784,358
Mexico Government Bond , Senior Bond , 4.15% , 3/28/27 ......
Mexico 780,000 780,429
b
Montenegro Government Bond , Senior Bond , 144A, 2.55% ,
10/03/29 ........................................ Montenegro 830,000 EUR 928,163
b
Morocco Government Bond , Senior Note , 144A, 5.95% , 3/08/28 Morocco 1,120,000 1,144,073
b
Nigeria Government Bond , Senior Note , 144A, 8.375% , 3/24/29 Nigeria 860,000 920,062
b
North Macedonia Government Bond , Senior Note , 144A, 3.875% ,
1/21/30 ......................................... North Macedonia 590,000 EUR 679,843
b
Paraguay Government Bond , Senior Bond , 144A, 4.95% , 4/28/31 Paraguay 1,540,000 1,549,625
Peru Government Bond , Senior Bond , 2.783% , 1/23/31 .......
Peru 1,960,000 1,806,042
Philippines Government Bond , Senior Bond , 9.5% , 2/02/30 ....
Philippines 1,270,000 1,496,868
Poland Government Bond , 4.875% , 2/12/30 ...............
Poland 1,880,000 1,921,175
b
Power Finance Corp. Ltd. , Senior Bond , Reg S, 3.95% , 4/23/30 . India 1,190,000 1,152,490
b
Romania Government Bond , Senior Bond , 144A, 2.875% , 5/26/28 Romania 1,680,000 EUR 1,943,596
b
Serbia Government Bond , Senior Note , 144A, 6.25% , 5/26/28 .. Serbia 1,090,000 1,119,758
South Africa Government Bond , Senior Bond , 4.85% , 9/27/27 ..
South Africa 1,920,000 1,925,173
Turkiye Government Bond , Senior Note , 8.6% , 9/24/27 .......
Turkiye 1,090,000 1,141,773
Uruguay Government Bond , Senior Bond , 4.375% , 10/27/27 ...
Uruguay 1,940,000 1,946,499
b
Uzbekistan Government Bond , Senior Note , 144A, 7.85% ,
10/12/28 ........................................ Uzbekistan 1,090,000 1,158,508
Total Foreign Government and Agency Securities (Cost $ 42,952,765 ) ............
42,705,455
U.S. Government and Agency Securities 19.4%
U.S. Treasury Bonds , 3 .86% , 11/15/27 ...................
United States 42,300,000 39,895,257
U.S. Treasury Notes ,
0.625%, 3/31/27 .................................. United States 52,000,000 50,555,748
j
0.5%, 8/31/27 .................................... United States 16,000,000 15,309,688
2.875%, 8/15/28 .................................. United States 35,600,000 34,814,297
4.625%, 4/30/29 .................................. United States 91,000,000 92,812,891
4%, 10/31/29 .................................... United States 55,000,000 55,092,383

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
U.S. Government and Agency Securities
(continued)
U.S. Treasury Notes, (continued)
4.625%, 9/30/30 .................................. United States 69,500,000 $ 71,241,572
Total U.S. Government and Agency Securities (Cost $ 360,458,851 ) ..............
359,721,836
Asset-Backed Securities 16.3%
Commercial Services & Supplies 0.0%
†
b ,e
Barings CLO Ltd. , 2021-3A , AR , 144A, FRN , 4.805% , ( 3-month
SOFR + 1.13% ), 1/18/35 . ............................ United States 700,000 700,560
Consumer Finance 2.7%
American Express Credit Account Master Trust , 2023-1 , A , 4.87% ,
5/15/28 . ......................................... United States 10,380,000 10,384,928
GM Financial Consumer Automobile Receivables Trust ,
2023-4 , A3 , 5.78% , 8/16/28 .......................... United States 3,674,081 3,703,390
2024-1 , A3 , 4.85% , 12/18/28 ......................... United States 6,600,453 6,627,741
2026-2 , A3 , 4.15% , 8/18/31 .......................... United States 2,863,000 2,862,214
Hyundai Auto Receivables Trust ,
2023-B , A3 , 5.48% , 4/17/28 .......................... United States 1,178,874 1,184,551
2024-A , A3 , 4.99% , 2/15/29 .......................... United States 2,664,132 2,680,693
2025-B , A2A , 4.45% , 8/15/28 ......................... United States 7,702,147 7,716,152
Nissan Auto Receivables Owner Trust , 2023-A , A3 , 4.91% ,
11/15/27 . ........................................ United States 2,741,528 2,747,402
Toyota Auto Receivables Owner Trust ,
2024-A , A3 , 4.83% , 10/16/28 ......................... United States 4,164,914 4,184,401
2024-B , A3 , 5.33% , 1/16/29 .......................... United States 5,972,618 6,023,311
2026-B , A3 , 4.13% , 12/16/30 ......................... United States 2,572,000 2,569,776
50,684,559
a a a a a a
Financial Services 13.6%
b ,e
AGL CLO 13 Ltd. , 2021-13A , A1R , 144A, FRN , 4.775% , ( 3-month
SOFR + 1.1% ), 10/20/34 . ............................ United States 2,550,000 2,552,187
b ,e
Angel Oak Mortgage Trust , 2025-HB1 , A1 , 144A, FRN , 5.445% ,
( 30-day SOFR Average + 1.8% ), 2/25/55 . ................ United States 694,938 698,809
b ,e
Apex Credit CLO LLC , 2021-2A , A1AR , 144A, FRN , 4.855% ,
( 3-month SOFR + 1.18% ), 10/20/34 . ................... United States 4,500,000 4,505,210
b ,e
Apidos CLO XXXV Ltd. , 2021-35A , A , 144A, FRN , 4.987% ,
( 3-month SOFR + 1.312% ), 4/20/34 . ................... United States 19,306,000 19,336,363
b ,e
Bain Capital Credit CLO Ltd. ,
2020-1A , A1RR , 144A, FRN , 4.665% , ( 3-month SOFR +
0.99% ), 4/18/33 ................................... United States 2,734,216 2,734,935
2022-2A , A1R , 144A, FRN , 4.814% , ( 3-month SOFR + 1.15% ),
4/22/35 ......................................... United States 2,500,000 2,502,473
b ,e
Battalion CLO IX Ltd. , 2015-9A , ARR , 144A, FRN , 4.633% ,
( 3-month SOFR + 0.96% ), 7/15/31 . .................... United States 2,244,302 2,244,346
b ,e
Beechwood Park CLO Ltd. , 2019-1A , A1RR , 144A, FRN , 4.75% ,
( 3-month SOFR + 1.07% ), 1/17/35 . .................... Jersey 10,000,000 9,997,543
b ,e
BlueMountain CLO Ltd. , 2016-3A , A1R2 , 144A, FRN , 4.853% ,
( 3-month SOFR + 1.2% ), 11/15/30 . .................... United States 1,216,047 1,216,119
b ,e
BlueMountain CLO XXXI Ltd. , 2021-31A , A1R , 144A, FRN ,
4.775% , ( 3-month SOFR + 1.1% ), 4/19/34 . ............... United States 3,130,000 3,132,805
b ,e
BRAVO Residential Funding Trust , 2025-HE1 , A1 , 144A, FRN ,
4.995% , ( 30-day SOFR Average + 1.35% ), 9/25/72 . ........ United States 5,460,590 5,476,091
b ,e
Buckhorn Park CLO Ltd. , 2019-1A , ARR , 144A, FRN , 4.745% ,
( 3-month SOFR + 1.07% ), 7/18/34 . .................... United States 2,480,000 2,481,843
CarMax Auto Owner Trust ,
2026-2 , A2A , 4.11% , 8/15/29 ......................... United States 890,000 890,844
2026-2 , A3 , 4.22% , 6/16/31 .......................... United States 2,252,000 2,253,480

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b
CF Hippolyta Issuer LLC , 2020-1 , A1 , 144A, 1.69% , 7/15/60 . ... United States 3,221,147 $ 2,707,193
b
Compass Datacenters Issuer II LLC ,
2024-2A , A1 , 144A, 5.022% , 8/25/49 ................... United States 953,000 952,741
2025-1A , A1 , 144A, 5.316% , 5/25/50 ................... United States 1,023,000 1,027,619
2025-2A , A1 , 144A, 4.926% , 11/25/50 .................. United States 2,246,000 2,207,810
e
CWABS, Inc. Asset-Backed Certificates Trust , 2004-1 , M1 , FRN ,
4.519% , ( 1-month SOFR + 0.864% ), 3/25/34 . ............. United States 15,894 16,585
b ,e
Dryden 68 CLO Ltd. , 2019-68A , ARR , 144A, FRN , 4.773% ,
( 3-month SOFR + 1.1% ), 7/15/35 . ..................... United States 6,450,000 6,459,998
b ,e
Dryden 80 CLO Ltd. , 2019-80A , ARR , 144A, FRN , 4.63% ,
( 3-month SOFR + 0.95% ), 1/17/33 . .................... United States 6,737,121 6,737,218
b
FIGRE Trust ,
2025-FL1 , A1 , 144A, 5.265% , 7/25/55 .................. United States 1,502,276 1,502,467
2025-FL2 , A1 , 144A, 5.053% , 11/25/55 ................. United States 2,438,133 2,425,538
k
2025-HE4 , A , 144A, FRN , 5.408% , 7/25/55 .............. United States 3,697,020 3,708,427
k
2025-HE5 , A , 144A, FRN , 5.285% , 8/25/55 .............. United States 1,101,309 1,100,904
Ford Credit Auto Owner Trust , 2024-A , A3 , 5.09% , 12/15/28 . ...
United States 4,774,619 4,808,129
b ,e
GoldenTree Loan Management US CLO 11 Ltd. , 2021-11A , AR ,
144A, FRN , 4.755% , ( 3-month SOFR + 1.08% ), 10/20/34 . ... United States 9,960,000 9,966,538
b
GS Mortgage-Backed Securities Trust , 2025-CES2 , A1 , 144A,
5.18% , 9/25/55 . ................................... United States 1,639,796 1,636,853
b
Home Partners of America Trust , 2021-3 , B , 144A, 2.649% ,
1/17/41 . ......................................... United States 1,344,299 1,259,984
Honda Auto Receivables Owner Trust ,
2023-3 , A3 , 5.41% , 2/18/28 .......................... United States 2,692,980 2,706,517
2023-4 , A3 , 5.67% , 6/21/28 .......................... United States 3,528,855 3,559,200
b ,e
Invesco CLO Ltd. , 2021-3A , A1R , 144A, FRN , 4.744% , ( 3-month
SOFR + 1.08% ), 10/22/34 . ........................... United States 2,600,000 2,601,675
b
J.P. Morgan Mortgage Trust ,
2024-CES1 , A1A , 144A, 5.919% , 6/25/54 ................ United States 711,298 714,880
e
2024-HE3 , A1 , 144A, FRN , 4.84% , ( 30-day SOFR Average +
1.2% ), 2/25/55 .................................... United States 1,058,199 1,058,273
e
2025-HE3 , A1 , 144A, FRN , 4.99% , ( 30-day SOFR Average +
1.35% ), 3/20/56 ................................... United States 1,204,639 1,209,339
e
2026-HE1 , A1 , 144A, FRN , 4.895% , ( 30-day SOFR Average +
1.25% ), 9/20/56 ................................... United States 1,030,000 1,033,382
b ,e
Madison Park Funding XLV Ltd. , 2020-45A , ARR , 144A, FRN ,
4.753% , ( 3-month SOFR + 1.08% ), 7/15/34 . .............. United States 7,000,000 7,004,992
b ,e
Marble Point CLO XV Ltd. , 2019-1A , A1R2 , 144A, FRN , 4.706% ,
( 3-month SOFR + 1.04% ), 7/23/32 . .................... United States 1,329,551 1,329,330
b ,e
Neuberger Berman Loan Advisers CLO 43 Ltd. , 2021-43A , AR ,
144A, FRN , 4.73% , ( 3-month SOFR + 1.05% ), 7/17/36 . ..... United States 600,000 600,439
b ,e
Neuberger Berman Loan Advisers CLO 50 Ltd. , 2022-50A , AR2 ,
144A, FRN , 4.706% , ( 3-month SOFR + 1.04% ), 7/23/36 . .... Jersey 355,000 354,624
b ,e
Neuberger Berman Loan Advisers CLO 51 Ltd. , 2022-51A , AR2 ,
144A, FRN , 4.666% , ( 3-month SOFR + 1% ), 10/23/36 . ...... Jersey 9,500,000 9,480,341
b
New Economy Assets - Phase 1 Sponsor LLC , 2021-1 , A1 , 144A,
1.91% , 10/20/61 . .................................. United States 13,870,000 11,761,760
b ,e
Northwoods Capital 25 Ltd. , 2021-25A , AR , 144A, FRN , 4.795% ,
( 3-month SOFR + 1.12% ), 7/20/34 . .................... United States 2,000,000 1,999,019
b ,e
Octagon 56 Ltd. , 2021-1A , A , 144A, FRN , 5.095% , ( 3-month
SOFR + 1.422% ), 10/15/34 . .......................... United States 15,000,000 15,028,579
b ,e
Octagon 57 Ltd. , 2021-1A , AR , 144A, FRN , 4.743% , ( 3-month
SOFR + 1.07% ), 10/15/34 . ........................... United States 4,350,000 4,350,000
b ,e
Octagon Investment Partners 45 Ltd. , 2019-1A , A1RR , 144A,
FRN , 4.823% , ( 3-month SOFR + 1.15% ), 4/15/35 . ......... United States 1,395,000 1,396,386
b
PK ALIFT Loan Funding 7 LP , 2025-2 , A , 144A, 4.75% , 3/15/43 . United States 935,640 926,858

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b
PK ALIFT Loan Funding 8 LP , 2026-1 , A , 144A, 4.614% , 9/15/43 . United States 1,370,000 $ 1,343,736
b
PRET LLC , 2026-NPL3 , A1 , 144A, 4.968% , 2/25/56 . ......... United States 7,242,950 7,192,803
e
RAAC Trust , 2004-SP1 , AII , FRN , 4.469% , ( 1-month SOFR +
0.814% ), 3/25/34 . ................................. United States 43,487 43,447
b ,e
RR 14 Ltd. , 2021-14A , A1 , 144A, FRN , 5.055% , ( 3-month SOFR
+ 1.382% ), 4/15/36 . ................................ United States 23,418,000 23,455,229
b
Sabey Data Center Issuer LLC , 2026-1 , A2 , 144A, 5.482% ,
1/20/51 . ......................................... United States 3,612,000 3,585,727
b ,e
Sound Point CLO XXII Ltd. , 2019-1A , ARR , 144A, FRN , 4.705% ,
( 3-month SOFR + 1.03% ), 1/20/32 . .................... United States 1,006,006 1,006,023
b ,e
Sound Point CLO XXXII Ltd. , 2021-4A , AR , 144A, FRN , 4.697% ,
( 3-month SOFR + 1.03% ), 10/25/34 . ................... United States 6,650,000 6,653,153
b ,e
Southwick Park CLO LLC , 2019-4A , A1RR , 144A, FRN , 4.675% ,
( 3-month SOFR + 1% ), 7/20/32 . ....................... United States 2,544,473 2,544,513
b ,e
Symphony CLO XXIII Ltd. , 2020-23A , AR2 , 144A, FRN , 4.573% ,
( 3-month SOFR + 0.9% ), 1/15/34 . ..................... United States 1,461,024 1,461,055
b ,e
TCI-Flatiron CLO Ltd. , 2018-1A , AR2 , 144A, FRN , 4.619% ,
( 3-month SOFR + 0.95% ), 7/29/35 . .................... United States 5,932,665 5,931,933
b ,e
TCW CLO Ltd. , 2020-1A , A1R3 , 144A, FRN , 4.725% , ( 3-month
SOFR + 1.05% ), 4/20/34 . ............................ United States 3,950,000 3,953,134
b
Tesla Electric Vehicle Trust , 2023-1 , A3 , 144A, 5.38% , 6/20/28 . . United States 3,471,709 3,495,511
b
Towd Point Mortgage Trust ,
k
2024-CES1 , A1A , 144A, FRN , 5.848% , 1/25/64 ........... United States 1,330,767 1,334,230
e
2025-HE1 , A1A , 144A, FRN , 4.995% , ( 30-day SOFR Average +
1.35% ), 7/25/65 ................................... United States 734,570 736,748
b ,e
Trinitas CLO XII Ltd. , 2020-12A , A1R2 , 144A, FRN , 4.717% ,
( 3-month SOFR + 1.05% ), 4/25/33 . .................... United States 1,333,242 1,333,115
b
Truist Bank Auto Credit-Linked Notes , 2025-1 , B , 144A, 4.728% ,
9/26/33 . ......................................... United States 2,216,997 2,217,340
b
VCAT LLC , 2026-NPL1 , A1 , 144A, 5.101% , 1/25/56 . ......... United States 1,072,874 1,068,674
b ,e
Venture 41 CLO Ltd. , 2021-41A , A1RR , 144A, FRN , 4.805% ,
( 3-month SOFR + 1.13% ), 1/20/34 . .................... United States 7,544,187 7,553,519
b ,e
Voya CLO Ltd. ,
2018-2A , A2 , 144A, FRN , 5.185% , ( 3-month SOFR + 1.512% ),
7/15/31 ......................................... United States 2,500,000 2,502,667
2019-3A , AR , 144A, FRN , 5.022% , ( 3-month SOFR + 1.342% ),
10/17/32 ........................................ United States 1,159,707 1,159,726
252,228,929
a a a a a a
Passenger Airlines 0.0%
†
American Airlines Pass-Through Trust , 2016-2 , AA , 3.2% ,
6/15/28 . ......................................... United States 29,225 28,491
Total Asset-Backed Securities (Cost $ 305,623,781 ) ............................
303,642,539
Commercial Mortgage-Backed Securities 4.8%
Financial Services 4.8%
k
BANK5 Trust ,
l
2025-5YR15 , XA , IO, FRN , 1.438% , 7/15/58 ............. United States 34,965,347 1,591,028
2025-5YR18 , AS , FRN , 5.466% , 12/15/58 ............... United States 2,534,000 2,557,809
l
2025-5YR18 , XA , IO, FRN , 1.252% , 12/15/58 ............. United States 43,142,098 1,842,327
k ,l
BBCMS Mortgage Trust , 2025-5C34 , XA , IO, FRN , 1.394% ,
5/15/58 ......................................... United States 61,960,068 2,592,310
Benchmark Mortgage Trust ,
2019-B13 , A2 , 2.889% , 8/15/57 ....................... United States 4,046,728 3,892,780
k,l
2025-V15 , XA , IO, FRN , 1.349% , 6/15/58 ................ United States 46,764,972 1,898,966
b,k,l
2025-V18 , XA , IO, 144A, FRN , 1.472% , 10/15/58 .......... United States 15,815,353 786,219

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
Benchmark Mortgage Trust, (continued)
k
2025-V19 , AS , FRN , 5.597% , 1/15/58 ................... United States 2,832,000 $ 2,891,659
2026-V20 , AM , 5.436% , 2/15/59 ....................... United States 2,374,000 2,409,538
k ,l
BMO Mortgage Trust , 2025-5C10 , XA , IO, FRN , 1.58% , 5/15/58 United States 41,284,178 1,911,895
b ,e
BX Mortgage Trust , 2021-PAC , A , 144A, FRN , 4.459% , ( 1-month
SOFR + 0.804% ), 10/15/36 .......................... United States 7,517,000 7,516,919
b
BX Trust ,
e
2022-IND , A , 144A, FRN , 5.146% , ( 1-month SOFR + 1.491% ),
4/15/37 ......................................... United States 4,024,086 4,028,166
k
2025-ARIA , A , 144A, FRN , 5.199% , 12/13/42 ............. United States 3,111,000 3,135,003
k
2025-ARIA , B , 144A, FRN , 5.35% , 12/13/42 .............. United States 2,124,000 2,130,589
e
2025-VOLT , A , 144A, FRN , 5.355% , ( 1-month SOFR + 1.7% ),
12/15/44 ........................................ United States 1,389,000 1,390,548
Cantor Commercial Real Estate Lending LP , 2019-CF3 , A2 ,
2.942% , 1/15/53 ................................... United States 1,279,245 1,219,268
k
CGMS Commercial Mortgage Trust , 2017-B1 , AS , FRN , 3.711% ,
8/15/50 ......................................... United States 1,402,000 1,373,760
Citigroup Commercial Mortgage Trust ,
2016-C3 , A4 , 3.154% , 11/15/49 ....................... United States 4,928,000 4,894,631
k
2018-C5 , AS , FRN , 4.408% , 6/10/51 ................... United States 2,517,188 2,483,259
CSAIL Commercial Mortgage Trust , 2017-CX10 , A3 , 3.398% ,
11/15/50 ........................................ United States 2,700,199 2,696,498
b ,k
CSTL Commercial Mortgage Trust , 2025-GATE2 , A , 144A, FRN ,
4.712% , 11/10/42 .................................. United States 2,612,000 2,573,130
GS Mortgage Securities Trust ,
2016-GS2 , A4 , 3.05% , 5/10/49 ........................ United States 319,449 318,975
2016-GS3 , A3 , 2.592% , 10/10/49 ...................... United States 3,083,073 3,073,718
2016-GS3 , A4 , 2.85% , 10/10/49 ....................... United States 600,000 596,718
2019-GC42 , A2 , 2.933% , 9/10/52 ...................... United States 5,497,353 5,280,995
JPMDB Commercial Mortgage Securities Trust , 2017-C5 , A4 ,
3.414% , 3/15/50 ................................... United States 1,738,104 1,726,893
Morgan Stanley Bank of America Merrill Lynch Trust ,
2025-5C2 , AS , 5.384% , 11/15/58 ...................... United States 3,794,000 3,837,833
k,l
2025-5C2 , XA , IO, FRN , 1.455% , 11/15/58 ............... United States 31,776,000 1,588,867
b ,k
NYC Commercial Mortgage Trust , 2025-28L , A , 144A, FRN ,
4.824% , 11/05/38 .................................. United States 3,145,000 3,138,175
b
One Bryant Park Trust , 2019-OBP , A , 144A, 2.516% , 9/15/54 .. United States 2,422,000 2,243,413
UBS Commercial Mortgage Trust ,
2019-C16 , A2 , 3.44% , 4/15/52 ........................ United States 1,416,954 1,386,708
2019-C16 , A3 , 3.344% , 4/15/52 ....................... United States 3,460,000 3,386,276
b
VCAT LLC , 2026-NPL2 , A1 , 144A, 5.062% , 2/25/56 .......... United States 3,708,336 3,698,738
b ,k
VRTX Trust , 2025-HQ , A , 144A, FRN , 5.09% , 8/05/42 ........ United States 2,053,000 2,032,407
Wells Fargo Commercial Mortgage Trust ,
k
2015-C31 , C , FRN , 4.921% , 11/15/48 ................... United States 31,043 30,606
2018-C46 , AS , 4.382% , 8/15/51 ....................... United States 1,676,000 1,646,762
89,803,386
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $ 89,833,432 ) ..............
89,803,386
Mortgage-Backed Securities 1.0%
m
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%
†
FHLMC , 6.12% - 6.483%, ( 1-year Refinitiv USD IBOR Consumer
Cash Fallbacks +/- MBS Margin), 10/01/36 - 6/01/37 ....... United States 332,175 343,284
343,284

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.9%
FHLMC Gold Pool, 30 Year , 5%, 1/01/39 .................. United States 32,071 $ 32,519
FHLMC Pool, 15 Year , 3%, 10/01/37 ..................... United States 8,081,623 7,703,265
FHLMC Pool, 15 Year , 3.5%, 10/01/37 .................... United States 8,191,587 7,877,303
15,613,087
m
Federal National Mortgage Association (FNMA) Adjustable Rate 0.1%
FNMA , 4.463%, ( 3-year CMT T-Note +/- MBS Margin), 6/01/34 . United States 10,423 10,497
FNMA , 4.83% - 4.85%, ( 1-month Refinitiv USD IBOR Consumer
Cash Fallbacks +/- MBS Margin), 4/01/28 - 7/01/34 ........ United States 9,363 9,355
FNMA , 3.976% - 5.6%, ( COFI 11th District +/- MBS Margin),
8/01/27 - 12/01/36 ................................. United States 17,173 17,053
FNMA , 6.007%, ( 5-year CMT T-Note +/- MBS Margin), 2/01/30 . United States 5,550 5,542
FNMA , 4.925% - 6.085%, ( 6-month Refinitiv USD IBOR
Consumer Cash Fallbacks +/- MBS Margin), 9/01/27 - 8/01/37 United States 233,843 237,401
FNMA , 4.998% - 6.257%, ( 12-month average of 1-year CMT +/-
MBS Margin), 11/01/30 - 10/01/44 ..................... United States 65,786 66,554
FNMA , 5.145% - 6.635%, ( 1-year CMT T-Note +/- MBS Margin),
11/01/26 - 4/01/40 ................................. United States 402,717 412,696
FNMA , 5.189% - 6.875%, ( 1-year Refinitiv USD IBOR Consumer
Cash Fallbacks +/- MBS Margin), 11/01/32 - 2/01/44 ........ United States 1,977,755 2,036,084
2,795,182
Federal National Mortgage Association (FNMA) Fixed Rate 0.0%
†
FNMA, 30 Year , 5%, 3/01/38 ........................... United States 4,461 4,518
m
Government National Mortgage Association (GNMA) Adjustable Rate 0.0%
†
GNMA II , 5.375% - 5.375%, ( 1-year CMT T-Note +/- MBS Margin),
8/20/26 - 9/20/26 .................................. United States 173 173
173
Total Mortgage-Backed Securities (Cost $ 18,542,345 ) ..........................
18,756,244
Residential Mortgage-Backed Securities 7.5%
Capital Markets 0.0%
†
e
Merrill Lynch Mortgage Investors Trust ,
2003-A , 1A , FRN , 4.509% , ( 1-month SOFR + 0.854% ), 3/25/28 United States 15,340 14,141
2003-E , A1 , FRN , 4.389% , ( 1-month SOFR + 0.734% ),
10/25/28 ........................................ United States 52,990 49,765
63,906
a a a a a a
Financial Services 7.5%
b
A&D Mortgage Trust ,
2023-NQM2 , A1 , 144A, 6.132% , 5/25/68 ................ United States 829,787 827,896
2023-NQM3 , A1 , 144A, 6.733% , 7/25/68 ................ United States 1,596,238 1,600,773
b ,e
Bellemeade Re Ltd. , 2021-3A , B1 , 144A, FRN , 7.495% , ( 30-day
SOFR Average + 3.85% ), 9/25/31 ..................... United States 2,488,000 2,557,560
b
BRAVO Residential Funding Trust ,
k
2019-2 , A3 , 144A, FRN , 3.5% , 10/25/44 ................. United States 1,556,845 1,495,674
2023-NQM4 , A1 , 144A, 6.435% , 5/25/63 ................ United States 3,542,088 3,539,859
2023-NQM5 , A1 , 144A, 6.505% , 6/25/63 ................ United States 396,313 396,684
2023-NQM6 , A1 , 144A, 6.602% , 9/25/63 ................ United States 790,642 792,696
2023-NQM8 , A1 , 144A, 6.394% , 10/25/63 ............... United States 1,859,150 1,867,119
2024-NQM1 , A1 , 144A, 5.943% , 12/01/63 ............... United States 1,144,739 1,150,164
2024-NQM2 , A1 , 144A, 6.285% , 2/25/64 ................ United States 648,942 653,600
2024-NQM3 , A1 , 144A, 6.191% , 3/25/64 ................ United States 3,351,267 3,376,770
b
CAFL Issuer LP , 2025-RRTL1 , A1 , 144A, 5.684% , 5/28/40 ..... United States 757,000 760,154

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b ,e
Chase Home Lending Mortgage Trust ,
2024-7 , A11 , 144A, FRN , 4.945% , ( 30-day SOFR Average +
1.3% ), 6/25/55 .................................... United States 527,348 $ 527,559
2026-1 , A11 , 144A, FRN , 4.745% , ( 30-day SOFR Average +
1.1% ), 11/25/56 ................................... United States 5,456,163 5,422,249
k
CHL Mortgage Pass-Through Trust , 2004-11 , 2A1 , FRN , 4.898% ,
7/25/34 ......................................... United States 374,506 359,095
b ,k
CIM Trust , 2019-INV1 , A1 , 144A, FRN , 4% , 2/25/49 ......... United States 39,314 37,581
b
COLT Mortgage Loan Trust ,
2024-1 , A1 , 144A, 5.835% , 2/25/69 .................... United States 1,879,476 1,886,584
2024-INV1 , A1 , 144A, 5.903% , 12/25/68 ................. United States 1,506,097 1,514,462
2024-INV4 , A1 , 144A, 5.607% , 5/25/69 ................. United States 3,891,688 3,915,833
Credit Suisse First Boston Mortgage Securities Corp. , 2004-6 ,
3A1 , 5% , 1/25/38 .................................. Switzerland 99,502 55,415
b
Cross Mortgage Trust ,
2024-H1 , A1 , 144A, 6.085% , 12/25/68 .................. United States 3,052,581 3,069,471
2024-H5 , A1 , 144A, 5.854% , 8/26/69 ................... United States 1,120,026 1,128,279
k
2025-H1 , A1 , 144A, FRN , 5.735% , 2/25/70 ............... United States 1,318,079 1,328,182
k
2025-H3 , A1 , 144A, FRN , 5.883% , 4/25/70 ............... United States 928,608 937,980
b ,k
CSMC Trust , 2014-IVR3 , A1 , 144A, FRN , 3.5% , 7/25/44 ...... United States 223,774 211,902
b ,e
FHLMC STACR REMIC Trust ,
2021-DNA7 , M1 , 144A, FRN , 4.495% , ( 30-day SOFR Average
+ 0.85% ), 11/25/41 ................................. United States 96,508 96,454
2024-HQA2 , M1 , 144A, FRN , 4.845% , ( 30-day SOFR Average
+ 1.2% ), 8/25/44 .................................. United States 2,787,050 2,789,597
2025-DNA1 , A1 , 144A, FRN , 4.595% , ( 30-day SOFR Average +
0.95% ), 1/25/45 ................................... United States 1,393,070 1,394,592
2025-DNA2 , A1 , 144A, FRN , 4.745% , ( 30-day SOFR Average +
1.1% ), 5/25/45 .................................... United States 1,090,988 1,095,093
2025-DNA3 , A1 , 144A, FRN , 4.595% , ( 30-day SOFR Average +
0.95% ), 9/25/45 ................................... United States 1,807,613 1,810,335
b ,e
FNMA Connecticut Avenue Securities Trust ,
2023-R08 , 1M1 , 144A, FRN , 5.145% , ( 30-day SOFR Average +
1.5% ), 10/25/43 ................................... United States 2,561,017 2,563,891
2024-R02 , 1M1 , 144A, FRN , 4.745% , ( 30-day SOFR Average +
1.1% ), 2/25/44 .................................... United States 806,493 806,620
2024-R03 , 2M1 , 144A, FRN , 4.795% , ( 2 x 30-day SOFR
Average + 2.3% ), 3/25/44 ............................ United States 993,948 994,117
2025-R01 , 1A1 , 144A, FRN , 4.595% , ( 30-day SOFR Average +
0.95% ), 1/25/45 ................................... United States 1,297,542 1,298,871
2025-R02 , 1A1 , 144A, FRN , 4.645% , ( 30-day SOFR Average +
1% ), 2/25/45 ..................................... United States 843,302 844,963
2025-R03 , 2A1 , 144A, FRN , 5.095% , ( 30-day SOFR Average +
1.45% ), 3/25/45 ................................... United States 1,127,122 1,133,742
2025-R04 , 1A1 , 144A, FRN , 4.645% , ( 30-day SOFR Average +
1% ), 5/25/45 ..................................... United States 1,041,775 1,043,538
2026-R01 , 2M1 , 144A, FRN , 4.645% , ( 30-day SOFR Average +
1% ), 1/25/46 ..................................... United States 1,754,513 1,755,615
b ,e
GS Mortgage-Backed Securities Trust ,
2025-PJ8 , A27 , 144A, FRN , 4.945% , ( 30-day SOFR Average +
1.3% ), 2/25/56 .................................... United States 547,106 548,591
2026-PJ1 , A27 , 144A, FRN , 4.895% , ( 30-day SOFR Average +
1.25% ), 6/25/56 ................................... United States 450,651 450,261
k
GSR Mortgage Loan Trust , 2005-AR1 , 1A1 , FRN , 6.449% ,
1/25/35 ......................................... United States 48,854 46,957
b ,e
Home Re Ltd. , 2026-1 , M1A , 144A, FRN , 4.845% , ( 30-day SOFR
Average + 1.2% ), 1/25/36 ............................ United States 985,981 986,051

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b
HOMES Trust ,
2024-NQM1 , A1 , 144A, 5.915% , 7/25/69 ................ United States 1,371,196 $ 1,380,583
2025-NQM1 , A1 , 144A, 5.554% , 1/25/70 ................ United States 7,445,196 7,482,334
b
Imperial Fund Mortgage Trust , 2023-NQM1 , A1 , 144A, 5.941% ,
2/25/68 ......................................... United States 1,499,624 1,502,485
k
J.P. Morgan Mortgage Trust ,
2004-A1 , 5A1 , FRN , 6.309% , 2/25/34 ................... United States 12,799 13,064
b
2021-15 , A4 , 144A, FRN , 2.5% , 6/25/52 ................. United States 1,639,006 1,468,384
b ,k
LHOME Mortgage Trust , 2025-RTL2 , A1 , 144A, FRN , 5.612% ,
4/25/40 ......................................... United States 715,000 718,628
b ,k
Mill City Mortgage Loan Trust ,
2018-1 , A1 , 144A, FRN , 3.25% , 5/25/62 ................. United States 155,269 154,896
2018-4 , A1B , 144A, FRN , 3.5% , 4/25/66 ................. United States 2,140,577 2,106,748
b
Morgan Stanley Residential Mortgage Loan Trust ,
e
2024-4 , AF , 144A, FRN , 4.995% , ( 30-day SOFR Average +
1.35% ), 9/25/54 ................................... United States 1,021,533 1,023,526
2024-NQM1 , A1 , 144A, 6.152% , 12/25/68 ............... United States 1,580,670 1,591,041
e
New York Mortgage Trust , 2005-3 , M1 , FRN , 4.444% , ( 1-month
SOFR + 0.789% ), 2/25/36 ........................... United States 14,919 14,799
b
OBX Trust ,
e
2018-1 , A2 , 144A, FRN , 4.419% , ( 1-month SOFR + 0.764% ),
6/25/57 ......................................... United States 401,955 399,079
k
2021-J3 , A4 , 144A, FRN , 2.5% , 10/25/51 ................ United States 625,107 562,026
2023-NQM10 , A1 , 144A, 6.465% , 10/25/63 .............. United States 2,965,866 2,985,121
2024-NQM1 , A1 , 144A, 5.928% , 11/25/63 ............... United States 1,209,803 1,215,056
2024-NQM2 , A1 , 144A, 5.878% , 12/25/63 ............... United States 1,053,197 1,058,260
2024-NQM3 , A1 , 144A, 6.129% , 12/25/63 ............... United States 1,236,558 1,244,817
2024-NQM4 , A1 , 144A, 6.067% , 1/25/64 ................ United States 738,846 743,699
2024-NQM8 , A1 , 144A, 6.233% , 5/25/64 ................ United States 1,886,291 1,904,646
b ,k
OLIT , 2025-HB2 , A , 144A, FRN , 3% , 11/25/38 .............. United States 2,660,178 2,601,215
b ,k
Onity Loan Investment Trust , 2025-HB1 , A , 144A, FRN , 3% ,
6/25/38 ......................................... United States 996,207 978,314
b ,e
PMT Loan Trust , 2025-J2 , A11 , 144A, FRN , 4.995% , ( 30-day
SOFR Average + 1.35% ), 8/25/56 ..................... United States 361,234 362,940
b
PRKCM Trust ,
2024-AFC1 , A1 , 144A, 6.333% , 3/25/59 ................. United States 982,466 989,381
2024-HOME1 , A1 , 144A, 6.431% , 5/25/59 ............... United States 1,238,854 1,251,440
b ,k
Provident Funding Associates LLP , 2021-J1 , A3 , 144A, FRN ,
2.5% , 2/20/49 .................................... United States 1,211,020 1,082,751
b
PRPM LLC , 2026-1 , A1 , 144A, 5.185% , 2/25/31 ............ United States 2,738,641 2,714,957
b ,k
PSMC Trust , 2021-3 , A3 , 144A, FRN , 2.5% , 8/25/51 ......... United States 5,625,690 5,086,967
b ,e
Station Place Securitization Trust ,
2025-1 , A , 144A, FRN , 4.552% , ( 1-month SOFR + 0.9% ),
7/23/26 ......................................... United States 6,868,000 6,872,308
2025-3 , A , 144A, FRN , 4.552% , ( 1-month SOFR + 0.9% ),
9/23/26 ......................................... United States 6,890,000 6,920,262
2025-7 , A , 144A, FRN , 4.552% , ( 1-month SOFR + 0.9% ),
11/24/26 ........................................ United States 6,909,000 6,947,834
e
Thornburg Mortgage Securities Trust , 2004-3 , A , FRN , 4.509% ,
( 1-month SOFR + 0.854% ), 9/25/34 .................... United States 181,665 173,193
b
Toorak Mortgage Trust , 2025-RRTL1 , A1 , 144A, 5.524% , 2/25/40 United States 910,000 913,988
b ,k
Towd Point Mortgage Trust ,
2018-4 , A1 , 144A, FRN , 3% , 6/25/58 ................... United States 6,004,405 5,711,226
2019-1 , A1 , 144A, FRN , 3.75% , 3/25/58 ................. United States 4,047,355 3,941,891
b
Verus Securitization Trust ,
2023-6 , A1 , 144A, 6.665% , 9/25/68 .................... United States 355,306 356,861
2023-INV2 , A1 , 144A, 6.443% , 8/25/68 ................. United States 553,112 553,644

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b
Verus Securitization Trust, (continued)
k
2023-INV3 , A1 , 144A, FRN , 6.876% , 11/25/68 ............ United States 1,124,502 $ 1,134,213
2024-2 , A1 , 144A, 6.095% , 2/25/69 .................... United States 379,093 381,566
2024-3 , A1 , 144A, 6.338% , 4/25/69 .................... United States 1,721,613 1,741,034
2024-4 , A1 , 144A, 6.218% , 6/25/69 .................... United States 1,228,960 1,242,576
2024-INV1 , A1 , 144A, 6.116% , 3/25/69 .................. United States 488,762 492,582
139,093,164
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $ 140,721,077 ) ..............
139,157,070
Agency Commercial Mortgage-Backed Securities 7.4%
Financial Services 7.4%
FHLMC ,
e
413 , F23 , FRN , 4.695% , ( 30-day SOFR Average + 1.05% ),
5/25/54 ......................................... United States 2,386,985 2,404,704
l
5365 , IO, 2.5% , 7/25/51 ............................. United States 18,849,983 3,007,068
e
5420 , CF , FRN , 4.595% , ( 30-day SOFR Average + 0.95% ),
6/25/54 ......................................... United States 3,039,410 3,060,434
e
5438 , FB , FRN , 4.545% , ( 30-day SOFR Average + 0.9% ),
8/25/54 ......................................... United States 3,695,224 3,713,498
e
5438 , FC , FRN , 4.745% , ( 30-day SOFR Average + 1.1% ),
8/25/54 ......................................... United States 4,553,201 4,593,170
e
5478 , FK , FRN , 4.745% , ( 30-day SOFR Average + 1.1% ),
2/25/54 ......................................... United States 4,970,385 5,013,207
e
5510 , FK , FRN , 4.745% , ( 30-day SOFR Average + 1.1% ),
2/25/55 ......................................... United States 3,823,949 3,856,903
e
5517 , FH , FRN , 4.795% , ( 30-day SOFR Average + 1.15% ),
3/25/55 ......................................... United States 4,948,309 4,989,682
e
5534 , FY , FRN , 4.845% , ( 30-day SOFR Average + 1.2% ),
5/25/55 ......................................... United States 7,809,303 7,900,388
e
5537 , FC , FRN , 4.795% , ( 30-day SOFR Average + 1.15% ),
5/25/55 ......................................... United States 8,456,191 8,552,980
e
5549 , FE , FRN , 4.845% , ( 30-day SOFR Average + 1.2% ),
6/25/55 ......................................... United States 7,077,198 7,120,834
e
5568 , FG , FRN , 4.745% , ( 30-day SOFR Average + 1.1% ),
8/25/55 ......................................... United States 6,779,964 6,842,702
e
5613 , CF , FRN , 4.595% , ( 30-day SOFR Average + 0.95% ),
1/25/56 ......................................... United States 9,966,353 10,022,143
e
5651 , KF , FRN , 4.445% , ( 30-day SOFR Average + 0.8% ),
8/25/55 ......................................... United States 9,519,436 9,525,856
FNMA ,
l
2020-77 , HI , IO, 4% , 11/25/50 ........................ United States 11,206,980 2,281,690
e
2024-22 , FG , FRN , 4.845% , ( 30-day SOFR Average + 1.2% ),
5/25/54 ......................................... United States 4,927,772 4,982,203
e
2024-39 , DF , FRN , 4.745% , ( 30-day SOFR Average + 1.1% ),
6/25/54 ......................................... United States 5,508,291 5,560,745
e
2024-54 , FC , FRN , 4.615% , ( 30-day SOFR Average + 0.97% ),
8/25/54 ......................................... United States 2,791,614 2,807,359
e
2024-77 , DF , FRN , 4.845% , ( 30-day SOFR Average + 1.2% ),
10/25/53 ........................................ United States 7,277,211 7,367,754
e
2024-77 , FM , FRN , 4.595% , ( 30-day SOFR Average + 0.95% ),
11/25/54 ......................................... United States 3,887,768 3,906,785
e
2024-8 , FA , FRN , 4.695% , ( 30-day SOFR Average + 1.05% ),
3/25/54 ......................................... United States 5,413,831 5,465,177
e
2024-93 , FD , FRN , 4.695% , ( 30-day SOFR Average + 1.05% ),
12/25/54 ........................................ United States 5,239,927 5,278,827

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
FNMA, (continued)
e
2024-98 , FA , FRN , 4.795% , ( 30-day SOFR Average + 1.15% ),
12/25/53 ........................................ United States 5,127,979 $ 5,178,381
l
438 , C7 , IO, 3% , 1/25/53 ............................ United States 19,159,319 3,398,061
l
GNMA ,
2019-137 , PI , IO, 3.5% , 11/20/49 ...................... United States 18,915,962 3,682,212
2020-189 , IA , IO, 4% , 12/20/49 ....................... United States 15,301,917 3,351,992
2022-155 , IA , IO, 2.5% , 10/20/50 ...................... United States 19,804,646 2,921,894
136,786,649
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $ 135,605,644 ) ......
136,786,649
Municipal Bonds 0.3%
Alabama 0.0%
†
Alabama Economic Settlement Authority , BP Settlement Fund ,
Revenue , 2016 B , 4.263% , 9/15/32 .................... United States 485,000 480,845
California 0.2%
Golden State Tobacco Securitization Corp. , Revenue , 2021 B-1 ,
Refunding , 3.85% , 6/01/50 ........................... United States 2,850,000 2,604,291
State of California , GO , 4.35% , 11/01/32 ..................
United States 415,000 414,528
3,018,819
Florida 0.0%
†
State Board of Administration Finance Corp. , Florida Hurricane
Catastrophe Fund , Revenue , 2024 A , 5.526% , 7/01/34 ...... United States 300,000 313,779
Illinois 0.0%
†
City of Chicago , GO , 2017 B , PEDM , 7.045% , 1/01/29 ........
United States 155,000 158,316
State of Illinois , GO , 2026 A , 4.854% , 4/01/32 ..............
United States 345,000 348,608
506,924
Pennsylvania 0.0%
†
Philadelphia Authority for Industrial Development , City of
Philadelphia , Revenue , 2004 , NATL Insured , 6.55% , 10/15/28 United States 260,000 273,715
Redevelopment Authority of the City of Philadelphia , City of
Philadelphia , Revenue , 2026 A , 4.132% , 11/01/30 ......... United States 170,000 169,129
442,844
South Carolina 0.1%
South Carolina Public Service Authority , Revenue , 2009 F , 5.74% ,
1/01/30 ......................................... United States 625,000 644,634
Virginia 0.0%
†
Virginia Commonwealth University , Revenue , 2020 B , Refunding ,
2.124% , 11/01/30 .................................. United States 295,000 270,202
Total Municipal Bonds (Cost $ 5,816,594 ) .....................................
5,678,047
Shares
a
Escrows and Litigation Trusts 0.0%
†
a,n
All Day Electric, Inc., Escrow Account .................... United States 160 —
a,n
K2016470219 South Africa Ltd., Escrow Account ............ South Africa 60,686 960

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Escrows and Litigation Trusts
(continued)
n
Mesquite Energy, Inc., Escrow Account ................... United States 1,900,000 $ 9,595
Total Escrows and Litigation Trusts (Cost $ 1,838,967 ) .........................
10,555
Total Long Term Investments (Cost $ 1,812,480,014 ) ...........................
1,800,889,649
a
Short Term Investments 3.8%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 3.8%
o,p
Franklin Institutional U.S. Government Money Market Fund ,
3.593% ......................................... United States 71,046,914 71,046,914
Total Money Market Funds (Cost $ 71,046,914 ) ................................
71,046,914
Total Short Term Investments (Cost $ 71,046,914 ) ..............................
71,046,914
a
Total Investments (Cost $ 1,883,526,928 ) 100.7% ..............................
$1,871,936,563
Options Written (0.0) %
†
....................................................
(8,054)
Other Assets, less Liabilities (0.7) % .........................................
(14,101,800)
Net Assets 100.0% .........................................................
$1,857,826,709
a a a
Number of
Contracts
Notional
Amount
#
q
Options Written (0.0)%
†
Puts - Over-the-Counter
Credit Default Swaptions (0.0)%
†
Sell protection on CDX.NA.HY.46-V1 , Strike Price $ 1.06 ,
Counterparty GSCO , Expires 5/06/26 ................... 1 (9,300,000) (8,054)
Total Options Written (Premiums received $ 8,054 ) .............................
$ (8,054)

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 15 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2026, the aggregate value of these securities was $706,131,083, representing 38.0% of net assets.
c
Defaulted security or security for which income has been deemed uncollectible. See Note 6.
d
See Note 1(h) regarding senior floating rate interests.
e
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
f
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
g
Income may be received in additional securities and/or cash.
h
See Note 1(i) regarding Marketplace Lending. See full breakdown of marketplace loans holdings in the table at the end of this schedule.
i
A supranational organization is an entity formed by two or more central governments through international treaties.
j
A portion or all of the security has been segregated as collateral for certain derivative contracts. At April 30, 2026, the value of this security pledged amounted to $5,690,417, representing 0.3% of net assets.
k
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
l
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
m
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread;
they are based on the weighted average rates of the underlying mortgage loans, less the applicable servicing and guarantee fees (MBS margin).
n
Non-income producing.
o
See Note 3(f) regarding investments in affiliated management investment companies.
p
The rate shown is the annualized seven-day effective yield at period end.
q
See Note 1(d) regarding written options.

Franklin Investors Securities Trust
Schedule of Investments (unaudited), April 30, 2026
Franklin Low Duration Total Return Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

,
At April 30, 2026, the Fund had the following marketplace loans outstanding. See Note 1(i).
Description
Principal
Amount Value
Marketplace Loans - 0.1%
Block, Inc.
a,b
3212181.SQ.FTS.B, 7.601%, 3/18/32 .... $ 380 $ –
a,b
3210332.SQ.FTS.B, 7.921%, 3/18/32 .... 4,369 –
a,b
3232249.SQ.FTS.B, 3.398%, 3/25/32 .... 828 –
a,b
3233993.SQ.FTS.B, 4.689%, 3/26/32 .... 355 –
a,b
3234758.SQ.FTS.B, 5.438%, 3/28/32 .... 637 –
a,b
3238373.SQ.FTS.B, 4.759%, 3/29/32 .... 870 –
a,b
3255010.SQ.FTS.B, 7.921%, 4/07/32 .... 1,659 –
a,b
3260194.SQ.FTS.B, 3.38%, 4/09/32 ..... 204 –
a,b
3297660.SQ.FTS.B, 5.348%, 4/24/32 .... 556 –
a,b
3311752.SQ.FTS.B, 2.821%, 4/30/32 .... 252 –
a,b
3320535.SQ.FTS.B, 7.19%, 5/05/32 ..... 13,177 –
a,b
3336690.SQ.FTS.B, 5.389%, 5/12/32 .... 486 –
a,b
3336181.SQ.FTS.B, 5.769%, 5/12/32 .... 7,935 –
a,b
3344944.SQ.FTS.B, 5.449%, 5/17/32 .... 877 –
a,b
3361155.SQ.FTS.B, 2.72%, 5/19/32 ..... 1,466 –
a,b
3366564.SQ.FTS.B, 2.747%, 5/20/32 .... 120 –
a,b
3365511.SQ.FTS.B, 4.762%, 5/20/32 .... 243 –
a,b
3371556.SQ.FTS.B, 2.72%, 5/23/32 ..... 698 –
a,b
3401486.SQ.FTS.B, 4.108%, 6/02/32 .... 263 –
a,b
3407926.SQ.FTS.B, 2.742%, 6/03/32 .... 1,511 –
a,b
3411766.SQ.FTS.B, 4.65%, 6/04/32 ..... 5,695 1
a,b
3414237.SQ.FTS.B, 6.046%, 6/05/32 .... 2,276 –
a,b
3415734.SQ.FTS.B, 5.449%, 6/07/32 .... 4,366 –
a,b
3419699.SQ.FTS.B, 3.363%, 6/08/32 .... 10,480 –
a,b
3425756.SQ.FTS.B, 2.712%, 6/10/32 .... 821 –
a,b
3428606.SQ.FTS.B, 7.19%, 6/11/32 ..... 2,028 –
a,b
3433089.SQ.FTS.B, 4.075%, 6/14/32 .... 396 –
a,b
3432767.SQ.FTS.B, 5.396%, 6/14/32 .... 1,841 –
a,b
3434383.SQ.FTS.B, 7.19%, 6/14/32 ..... 11,741 –
a,b
3436460.SQ.FTS.B, 2.718%, 6/15/32 .... 585 –
a,b
3437194.SQ.FTS.B, 2.73%, 6/15/32 ..... 1,490 –
a,b
3435958.SQ.FTS.B, 2.734%, 6/15/32 .... 2,155 –
a,b
3436486.SQ.FTS.B, 2.761%, 6/15/32 .... 376 –
a,b
3437850.SQ.FTS.B, 4.739%, 6/16/32 .... 4,084 –
a,b
3452149.SQ.FTS.B, 4.717%, 6/21/32 .... 969 –
a,b
3463095.SQ.FTS.B, 4.008%, 6/23/32 .... 11,405 –
a,b
3472489.SQ.FTS.B, 4.098%, 6/26/32 .... 2,604 –
a,b
3487584.SQ.FTS.B, 2.731%, 6/30/32 .... 2,184 –
a,b
3510070.SQ.FTS.B, 7.19%, 7/06/32 ..... 25,800 1
a,b
3513483.SQ.FTS.B, 7.194%, 7/07/32 .... 4,792 –
a,b
3521469.SQ.FTS.B, 4.648%, 7/08/32 .... 3,422 –
a,b
3516078.SQ.FTS.B, 6.046%, 7/08/32 .... 8,033 –
a,b
3559884.SQ.FTS.B, 5.409%, 7/19/32 .... 616 –
a,b
3566831.SQ.FTS.B, 4.006%, 7/20/32 .... 2,799 –
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
3573904.SQ.FTS.B, 7.19%, 7/21/32 ..... $ 2,469 $ –
a,b
3572652.SQ.FTS.B, 7.205%, 7/21/32 .... 758 –
a,b
3612013.SQ.FTS.B, 3.339%, 7/29/32 .... 3,513 –
a,b
3612313.SQ.FTS.B, 3.338%, 7/30/32 .... 3,994 –
a,b
3616837.SQ.FTS.B, 3.338%, 8/01/32 .... 1,256 –
a,b
3622745.SQ.FTS.B, 6.472%, 8/03/32 .... 5,722 –
a,b
3629212.SQ.FTS.B, 4.021%, 8/05/32 .... 316 –
a,b
3631012.SQ.FTS.B, 3.34%, 8/07/32 ..... 702 –
a,b
3693768.SQ.FTS.B, 6.472%, 8/20/32 .... 1,735 –
a,b
3700150.SQ.FTS.B, 4.77%, 8/22/32 ..... 3,008 –
a,b
3760407.SQ.FTS.B, 3.331%, 9/01/32 .... 3,543 –
a,b
3842781.SQ.FTS.B, 5.079%, 9/11/32 .... 10,067 1
a,b
3849313.SQ.FTS.B, 3.333%, 9/12/32 .... 204 –
a,b
3849333.SQ.FTS.B, 3.336%, 9/12/32 .... 8,085 –
a,b
3849054.SQ.FTS.B, 4.762%, 9/12/32 .... 679 –
a,b
3869455.SQ.FTS.B, 6.476%, 9/17/32 .... 7,514 –
a,b
3877914.SQ.FTS.B, 6.472%, 9/18/32 .... 1,608 –
a,b
3908447.SQ.FTS.B, 6.149%, 9/24/32 .... 608 –
a,b
3948363.SQ.FTS.B, 3.327%, 9/30/32 .... 386 –
a,b
3953788.SQ.FTS.B, 5.339%, 9/30/32 .... 6,116 –
a,b
3953673.SQ.FTS.B, 6.149%, 9/30/32 .... 673 –
a,b
3944713.SQ.FTS.B, 6.472%, 9/30/32 .... 16,717 –
a,b
3988483.SQ.FTS.B, 3.332%, 10/06/32 ... 6,804 –
a,b
3995187.SQ.FTS.B, 5.079%, 10/07/32 ... 966 –
a,b
4012864.SQ.FTS.B, 3.365%, 10/08/32 ... 417 –
a,b
4006108.SQ.FTS.B, 6.472%, 10/08/32 ... 3,609 –
a,b
4030312.SQ.FTS.B, 4.693%, 10/13/32 ... 596 –
a,b
4027848.SQ.FTS.B, 5.079%, 10/13/32 ... 13,882 –
a,b
4039216.SQ.FTS.B, 4.675%, 10/15/32 ... 645 –
a,b
4044447.SQ.FTS.B, 4.764%, 10/16/32 ... 14,344 –
a,b
4077814.SQ.FTS.B, 3.972%, 10/23/32 ... 2,357 –
a,b
4079086.SQ.FTS.B, 5.079%, 10/23/32 ... 3,779 –
a,b
4079838.SQ.FTS.B, 5.079%, 10/23/32 ... 6,825 –
a,b
4080547.SQ.FTS.B, 4.688%, 10/24/32 ... 1,952 –
a,b
4095538.SQ.FTS.B, 6.472%, 10/28/32 ... 3,487 –
a,b
4125734.SQ.FTS.B, 5.079%, 11/05/32 ... 4,285 –
a,b
4138127.SQ.FTS.B, 5.079%, 11/09/32 ... 2,987 –
a,b
4142060.SQ.FTS.B, 4.771%, 11/10/32 ... 1,222 –
a,b
4147030.SQ.FTS.B, 3.342%, 11/11/32 ... 346 –
a,b
4163065.SQ.FTS.B, 4.762%, 11/14/32 ... 1,168 –
a,b
4171907.SQ.FTS.B, 3.973%, 11/17/32 ... 4,783 –
a,b
4171680.SQ.FTS.B, 5.083%, 11/17/32 ... 3,222 –
a,b
4186988.SQ.FTS.B, 3.34%, 11/20/32 .... 375 –
a,b
4189414.SQ.FTS.B, 3.351%, 11/20/32 ... 259 –

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a,b
4197129.SQ.FTS.B, 3.302%, 11/21/32 ... $ 38 $ –
a,b
4200379.SQ.FTS.B, 3.351%, 11/23/32 ... 1,060 –
a,b
4207561.SQ.FTS.B, 3.968%, 11/25/32 ... 1,742 –
a,b
4229796.SQ.FTS.B, 5.093%, 11/27/32 ... 2,213 –
a,b
4271659.SQ.FTS.B, 3.327%, 12/04/32 ... 970 –
a,b
4267608.SQ.FTS.B, 5.079%, 12/04/32 ... 4,641 –
a,b
4280865.SQ.FTS.B, 4.762%, 12/07/32 ... 7,930 –
a,b
4309215.SQ.FTS.B, 4.77%, 12/10/32 .... 2,829 –
a,b
4315085.SQ.FTS.B, 3.322%, 12/11/32 ... 753 –
a,b
4315019.SQ.FTS.B, 4.779%, 12/11/32 ... 1,296 –
a,b
4314394.SQ.FTS.B, 5.079%, 12/11/32 ... 4,763 –
a,b
4333949.SQ.FTS.B, 5.097%, 12/17/32 ... 1,348 –
a,b
4342268.SQ.FTS.B, 5.079%, 12/20/32 ... 3,769 –
a,b
4345972.SQ.FTS.B, 4.762%, 12/21/32 ... 457 –
a,b
4352084.SQ.FTS.B, 3.963%, 12/22/32 ... 1,688 –
a,b
4352239.SQ.FTS.B, 4.762%, 12/22/32 ... 620 1
a,b
4383604.SQ.FTS.B, 4.739%, 12/30/32 ... 2,916 –
a,b
4390373.SQ.FTS.B, 2.977%, 1/02/33 .... 527 –
a,b
4390406.SQ.FTS.B, 3.628%, 1/02/33 .... 834 –
a,b
4394687.SQ.FTS.B, 3.012%, 1/06/33 .... 832 –
a,b
4413064.SQ.FTS.B, 4.739%, 1/15/33 .... 661 –
a,b
4413957.SQ.FTS.B, 2.97%, 1/16/33 ..... 356 –
a,b
4430691.SQ.FTS.B, 3.002%, 1/22/33 .... 968 –
a,b
4431496.SQ.FTS.B, 3.002%, 1/22/33 .... 432 –
a,b
4438299.SQ.FTS.B, 4.423%, 1/27/33 .... 2,530 –
a,b
4438563.SQ.FTS.B, 4.739%, 1/27/33 .... 14,155 –
a,b
4452962.SQ.FTS.B, 4.739%, 2/03/33 .... 8,915 –
a,b
4455128.SQ.FTS.B, 3.003%, 2/04/33 .... 2,253 –
a,b
4457642.SQ.FTS.B, 3.633%, 2/05/33 .... 3,469 –
a,b
4463189.SQ.FTS.B, 2.996%, 2/09/33 .... 2,140 –
a,b
4465207.SQ.FTS.B, 3.007%, 2/10/33 .... 3,432 –
a,b
4481874.SQ.FTS.B, 3.005%, 2/19/33 .... 1,551 –
a,b
4481855.SQ.FTS.B, 3.016%, 2/19/33 .... 1,079 –
a,b
4484475.SQ.FTS.B, 2.998%, 2/20/33 .... 3,439 –
a,b
4484542.SQ.FTS.B, 4.744%, 2/20/33 .... 6,016 –
a,b
4488928.SQ.FTS.B, 2.992%, 2/23/33 .... 703 –
a,b
4489974.SQ.FTS.B, 4.423%, 2/24/33 .... 4,041 –
a,b
4499783.SQ.FTS.B, 4.403%, 2/28/33 .... 63 –
a,b
4508723.SQ.FTS.B, 3.299%, 3/02/33 .... 6,372 –
a,b
4510936.SQ.FTS.B, 4.403%, 3/03/33 .... 3,094 –
a,b
4513287.SQ.FTS.B, 4.562%, 3/04/33 .... 12,361 1
a,b
4514072.SQ.FTS.B, 3.309%, 3/05/33 .... 1,866 –
a,b
4516974.SQ.FTS.B, 4.093%, 3/07/33 .... 88 –
a,b
4519611.SQ.FTS.B, 2.673%, 3/08/33 .... 12,933 –
a,b
4532929.SQ.FTS.B, 4.403%, 3/14/33 .... 2,327 –
a,b
4534513.SQ.FTS.B, 2.683%, 3/15/33 .... 304 –
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
4535094.SQ.FTS.B, 4.403%, 3/15/33 .... $ 2,599 $ 7
a,b
4540937.SQ.FTS.B, 2.677%, 3/17/33 .... 6,282 –
a,b
4546342.SQ.FTS.B, 3.302%, 3/20/33 .... 3,208 –
a,b
4549873.SQ.FTS.B, 3.774%, 3/21/33 .... 201 –
a,b
4549880.SQ.FTS.B, 4.557%, 3/21/33 .... 3,819 –
a,b
4549725.SQ.FTS.B, 4.56%, 3/21/33 ..... 3,736 1
a,b
4548999.SQ.FTS.B, 4.562%, 3/21/33 .... 4,823 –
a,b
4550265.SQ.FTS.B, 4.886%, 3/21/33 .... 545 –
a,b
4555245.SQ.FTS.B, 3.302%, 3/23/33 .... 4,885 –
a,b
4557410.SQ.FTS.B, 3.304%, 3/23/33 .... 5,012 –
a,b
4556429.SQ.FTS.B, 3.927%, 3/23/33 .... 3,512 –
a,b
4558347.SQ.FTS.B, 4.55%, 3/23/33 ..... 1,070 –
a,b
4556489.SQ.FTS.B, 4.56%, 3/23/33 ..... 2,476 –
a,b
4556569.SQ.FTS.B, 4.561%, 3/23/33 .... 18,356 –
a,b
4561168.SQ.FTS.B, 4.56%, 3/24/33 ..... 715 –
a,b
4561751.SQ.FTS.B, 4.728%, 3/25/33 .... 3,074 –
a,b
4562273.SQ.FTS.B, 4.403%, 3/26/33 .... 3,405 –
a,b
4565857.SQ.FTS.B, 4.561%, 3/27/33 .... 14,859 1
a,b
4563389.SQ.FTS.B, 5.031%, 3/27/33 .... 3,392 –
a,b
4579623.SQ.FTS.B, 4.561%, 4/01/33 .... 30,289 1
a,b
4581555.SQ.FTS.B, 3.774%, 4/02/33 .... 12,639 1
a,b
4581333.SQ.FTS.B, 5.031%, 4/02/33 .... 3,759 1
a,b
4582331.SQ.FTS.B, 4.406%, 4/03/33 .... 5,425 –
a,b
4585539.SQ.FTS.B, 2.695%, 4/04/33 .... 643 –
a,b
4586510.SQ.FTS.B, 5.031%, 4/04/33 .... 6,337 –
a,b
4589242.SQ.FTS.B, 4.582%, 4/05/33 .... 488 –
a,b
4600950.SQ.FTS.B, 4.56%, 4/07/33 ..... 936 –
a,b
4601908.SQ.FTS.B, 4.566%, 4/08/33 .... 835 –
a,b
4603785.SQ.FTS.B, 4.726%, 4/08/33 .... 2,545 –
a,b
4601418.SQ.FTS.B, 4.873%, 4/08/33 .... 4,582 –
a,b
4604781.SQ.FTS.B, 3.774%, 4/09/33 .... 302 1
a,b
4606526.SQ.FTS.B, 3.31%, 4/11/33 ..... 462 –
a,b
4606149.SQ.FTS.B, 4.556%, 4/11/33 .... 2,129 –
a,b
4607817.SQ.FTS.B, 3.296%, 4/12/33 .... 768 –
a,b
4609191.SQ.FTS.B, 3.303%, 4/12/33 .... 3,661 –
a,b
4612864.SQ.FTS.B, 3.302%, 4/13/33 .... 831 –
a,b
4612909.SQ.FTS.B, 4.56%, 4/13/33 ..... 2,565 1
a,b
4618572.SQ.FTS.B, 4.403%, 4/14/33 .... 927 –
a,b
4620208.SQ.FTS.B, 4.873%, 4/14/33 .... 2,314 –
a,b
4618545.SQ.FTS.B, 5.031%, 4/14/33 .... 2,720 –
a,b
4623698.SQ.FTS.B, 4.557%, 4/15/33 .... 4,549 –
a,b
4622912.SQ.FTS.B, 4.56%, 4/15/33 ..... 12,026 –
a,b
4626052.SQ.FTS.B, 3.306%, 4/18/33 .... 3,539 –
a,b
4627946.SQ.FTS.B, 4.406%, 4/18/33 .... 189 –
a,b
4625409.SQ.FTS.B, 4.565%, 4/18/33 .... 1,903 –
a,b
4626904.SQ.FTS.B, 5.031%, 4/18/33 .... 4,667 –

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a,b
4630473.SQ.FTS.B, 4.571%, 4/19/33 .... $ 336 $ –
a,b
4631665.SQ.FTS.B, 4.72%, 4/20/33 ..... 4,254 –
a,b
4637259.SQ.FTS.B, 3.922%, 4/22/33 .... 146 –
a,b
4639123.SQ.FTS.B, 3.945%, 4/22/33 .... 1,166 –
a,b
4639291.SQ.FTS.B, 4.715%, 4/22/33 .... 2,606 –
a,b
4641955.SQ.FTS.B, 4.559%, 4/25/33 .... 13,703 –
a,b
4645672.SQ.FTS.B, 4.405%, 4/26/33 .... 10,185 –
a,b
4646691.SQ.FTS.B, 4.553%, 4/26/33 .... 582 –
a,b
4646107.SQ.FTS.B, 4.561%, 4/26/33 .... 2,393 –
a,b
4650952.SQ.FTS.B, 4.56%, 4/28/33 ..... 2,708 1
a,b
4652170.SQ.FTS.B, 4.568%, 4/28/33 .... 3,326 –
a,b
4655105.SQ.FTS.B, 4.557%, 4/29/33 .... 1,842 –
a,b
4654724.SQ.FTS.B, 4.56%, 4/29/33 ..... 439 –
a,b
4656767.SQ.FTS.B, 5.031%, 4/30/33 .... 2,269 –
a,b
4660611.SQ.FTS.B, 3.774%, 5/01/33 .... 1,867 –
a,b
4660577.SQ.FTS.B, 4.557%, 5/01/33 .... 5,607 –
a,b
4662056.SQ.FTS.B, 4.56%, 5/02/33 ..... 40,082 –
a,b
4665723.SQ.FTS.B, 4.569%, 5/03/33 .... 813 –
a,b
4669203.SQ.FTS.B, 3.27%, 5/04/33 ..... 309 –
a,b
4669930.SQ.FTS.B, 3.935%, 5/04/33 .... 1,076 –
a,b
4668525.SQ.FTS.B, 3.983%, 5/04/33 .... 412 –
a,b
4679063.SQ.FTS.B, 3.302%, 5/08/33 .... 2,470 –
a,b
4682306.SQ.FTS.B, 4.403%, 5/08/33 .... 19,587 –
a,b
4684220.SQ.FTS.B, 4.566%, 5/08/33 .... 332 –
a,b
4684103.SQ.FTS.B, 4.574%, 5/08/33 .... 761 –
a,b
4681090.SQ.FTS.B, 4.886%, 5/08/33 .... 1,211 –
a,b
4704761.SQ.FTS.B, 5.031%, 5/10/33 .... 1,417 –
a,b
4710517.SQ.FTS.B, 4.717%, 5/12/33 .... 2,933 –
a,b
4719485.SQ.FTS.B, 4.555%, 5/15/33 .... 1,259 –
a,b
4717011.SQ.FTS.B, 4.874%, 5/15/33 .... 8,731 –
a,b
4746441.SQ.FTS.B, 4.557%, 5/19/33 .... 1,214 –
a,b
4763575.SQ.FTS.B, 4.403%, 5/23/33 .... 1,338 –
a,b
4761481.SQ.FTS.B, 5.031%, 5/23/33 .... 4,254 –
a,b
4773719.SQ.FTS.B, 4.72%, 5/24/33 ..... 1,216 –
a,b
4790074.SQ.FTS.B, 4.568%, 5/29/33 .... 1,864 –
a,b
4789346.SQ.FTS.B, 5.031%, 5/29/33 .... 6,004 –
a,b
4794467.SQ.FTS.B, 4.539%, 5/30/33 .... 116 –
a,b
4796271.SQ.FTS.B, 4.874%, 5/30/33 .... 1,575 1
a,b
4799750.SQ.FTS.B, 4.403%, 6/01/33 .... 3,222 –
a,b
4812628.SQ.FTS.B, 4.403%, 6/03/33 .... 7,404 –
a,b
4810478.SQ.FTS.B, 4.717%, 6/03/33 .... 13,210 –
a,b
4814186.SQ.FTS.B, 4.874%, 6/03/33 .... 3,604 –
a,b
4819764.SQ.FTS.B, 5.031%, 6/07/33 .... 1,187 –
a,b
4829812.SQ.FTS.B, 4.088%, 6/10/33 .... 291 –
a,b
4831455.SQ.FTS.B, 4.57%, 6/10/33 ..... 1,012 –
a,b
4832246.SQ.FTS.B, 4.734%, 6/10/33 .... 58 –
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
4829826.SQ.FTS.B, 4.877%, 6/10/33 .... $ 2,529 $ –
a,b
4839177.SQ.FTS.B, 3.593%, 6/14/33 .... 1,366 –
a,b
4839467.SQ.FTS.B, 4.403%, 6/14/33 .... 1,586 –
a,b
4840100.SQ.FTS.B, 4.729%, 6/14/33 .... 1,543 –
a,b
4860368.SQ.FTS.B, 4.874%, 6/17/33 .... 989 –
a,b
4862500.SQ.FTS.B, 4.225%, 6/18/33 .... 1,169 –
a,b
4862382.SQ.FTS.B, 4.251%, 6/18/33 .... 5,131 –
a,b
4866679.SQ.FTS.B, 4.695%, 6/20/33 .... 1,660 –
a,b
4863679.SQ.FTS.B, 4.938%, 6/20/33 .... 16,205 –
a,b
4867627.SQ.FTS.B, 4.72%, 6/21/33 ..... 2,052 –
a,b
4867691.SQ.FTS.B, 4.892%, 6/21/33 .... 43 –
a,b
4868930.SQ.FTS.B, 5.371%, 6/21/33 .... 1,648 –
a,b
4868123.SQ.FTS.B, 5.391%, 6/21/33 .... 533 –
a,b
4872677.SQ.FTS.B, 2.973%, 6/22/33 .... 3,275 –
a,b
4873945.SQ.FTS.B, 3.603%, 6/22/33 .... 3,094 –
a,b
4872471.SQ.FTS.B, 4.22%, 6/22/33 ..... 1,391 –
a,b
4873268.SQ.FTS.B, 4.403%, 6/22/33 .... 6,701 –
a,b
4874117.SQ.FTS.B, 4.406%, 6/22/33 .... 3,833 –
a,b
4873083.SQ.FTS.B, 4.538%, 6/22/33 .... 9,479 –
a,b
4871945.SQ.FTS.B, 4.557%, 6/22/33 .... 5,985 –
a,b
4877319.SQ.FTS.B, 3.555%, 6/25/33 .... 1,558 –
a,b
4877302.SQ.FTS.B, 4.741%, 6/25/33 .... 624 –
a,b
4877812.SQ.FTS.B, 4.225%, 6/26/33 .... 2,156 –
a,b
4880109.SQ.FTS.B, 3.428%, 6/27/33 .... 10,497 –
a,b
4878164.SQ.FTS.B, 4.56%, 6/27/33 ..... 1,101 –
a,b
4880047.SQ.FTS.B, 4.945%, 6/27/33 .... 132 –
a,b
4881617.SQ.FTS.B, 2.961%, 6/28/33 .... 1,646 –
a,b
4882604.SQ.FTS.B, 3.791%, 6/28/33 .... 4,323 –
a,b
4880571.SQ.FTS.B, 4.403%, 6/28/33 .... 14,651 –
a,b
4881988.SQ.FTS.B, 4.56%, 6/28/33 ..... 41,908 3
a,b
4886936.SQ.FTS.B, 4.56%, 6/30/33 ..... 29,822 –
a,b
4889578.SQ.FTS.B, 4.874%, 7/01/33 .... 6,235 –
a,b
4891549.SQ.FTS.B, 4.717%, 7/03/33 .... 3,445 –
a,b
4893163.SQ.FTS.B, 4.716%, 7/04/33 .... 12,426 –
a,b
4901122.SQ.FTS.B, 3.919%, 7/07/33 .... 611 –
a,b
4905832.SQ.FTS.B, 3.893%, 7/10/33 .... 6,058 –
a,b
4907500.SQ.FTS.B, 4.789%, 7/11/33 .... 4,190 –
a,b
4908035.SQ.FTS.B, 4.87%, 7/11/33 ..... 5,837 –
a,b
4923842.SQ.FTS.B, 4.565%, 7/16/33 .... 1,929 –
a,b
4924187.SQ.FTS.B, 3.294%, 7/17/33 .... 357 –
a,b
4925184.SQ.FTS.B, 3.774%, 7/18/33 .... 2,723 –
a,b
4925548.SQ.FTS.B, 4.071%, 7/18/33 .... 16,715 –
a,b
4925972.SQ.FTS.B, 4.287%, 7/18/33 .... 7,444 1
a,b
4926169.SQ.FTS.B, 5.233%, 7/18/33 .... 261 –
a,b
4927104.SQ.FTS.B, 5.031%, 7/19/33 .... 7,625 1
a,b
4937358.SQ.FTS.B, 4.44%, 7/24/33 ..... 640 –

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a,b
4938983.SQ.FTS.B, 2.516%, 7/25/33 .... $ 1,318 $ –
a,b
4942412.SQ.FTS.B, 3.587%, 7/26/33 .... 13,011 1
a,b
4955556.SQ.FTS.B, 3.321%, 7/29/33 .... 1,340 –
a,b
4968011.SQ.FTS.B, 4.403%, 8/02/33 .... 732 –
a,b
4968065.SQ.FTS.B, 4.403%, 8/02/33 .... 9,113 1
a,b
4975394.SQ.FTS.B, 3.941%, 8/05/33 .... 1,503 –
a,b
4981810.SQ.FTS.B, 3.587%, 8/09/33 .... 904 –
a,b
4981564.SQ.FTS.B, 4.735%, 8/09/33 .... 474 –
a,b
4989575.SQ.FTS.B, 4.874%, 8/11/33 .... 1,283 –
a,b
4990812.SQ.FTS.B, 3.57%, 8/12/33 ..... 3,319 –
a,b
4990427.SQ.FTS.B, 4.183%, 8/12/33 .... 646 –
a,b
4991412.SQ.FTS.B, 5.031%, 8/13/33 .... 1,244 –
a,b
4992493.SQ.FTS.B, 4.403%, 8/14/33 .... 1,237 –
a,b
4993580.SQ.FTS.B, 4.92%, 8/14/33 ..... 600 –
a,b
5006802.SQ.FTS.B, 5.031%, 8/16/33 .... 7,127 –
a,b
5019192.SQ.FTS.B, 3.57%, 8/17/33 ..... 10,195 1
a,b
5026306.SQ.FTS.B, 2.39%, 8/19/33 ..... 5,011 –
a,b
5027172.SQ.FTS.B, 4.88%, 8/21/33 ..... 156 –
a,b
5042184.SQ.FTS.B, 3.774%, 8/25/33 .... 127 –
a,b
5044278.SQ.FTS.B, 4.559%, 8/27/33 .... 3,444 –
a,b
5047301.SQ.FTS.B, 4.403%, 8/28/33 .... 4,140 –
a,b
5053049.SQ.FTS.B, 4.873%, 9/02/33 .... 110 –
a,b
5058089.SQ.FTS.B, 4.56%, 9/03/33 ..... 14,655 –
a,b
5062108.SQ.FTS.B, 3.866%, 9/05/33 .... 2,002 –
a,b
5065553.SQ.FTS.B, 4.72%, 9/07/33 ..... 11,144 –
a,b
5075271.SQ.FTS.B, 5.031%, 9/10/33 .... 1,219 –
a,b
5075922.SQ.FTS.B, 3.308%, 9/11/33 .... 298 –
a,b
5075710.SQ.FTS.B, 3.358%, 9/11/33 .... 2,580 –
a,b
5090985.SQ.FTS.B, 4.55%, 9/17/33 ..... 383 –
a,b
5096024.SQ.FTS.B, 4.292%, 9/21/33 .... 9,361 –
a,b
5096286.SQ.FTS.B, 4.561%, 9/21/33 .... 250 –
a,b
5099070.SQ.FTS.B, 4.881%, 9/22/33 .... 659 –
a,b
5102362.SQ.FTS.B, 4.874%, 9/23/33 .... 26,662 –
a,b
5109707.SQ.FTS.B, 4.553%, 9/25/33 .... 478 –
a,b
5110450.SQ.FTS.B, 4.717%, 9/26/33 .... 4,298 –
a,b
5110232.SQ.FTS.B, 5.212%, 9/26/33 .... 4,917 –
a,b
5114631.SQ.FTS.B, 4.867%, 9/29/33 .... 2,038 –
a,b
5123870.SQ.FTS.B, 4.277%, 9/30/33 .... 461 –
a,b
5123250.SQ.FTS.B, 4.56%, 9/30/33 ..... 2,209 –
a,b
5118658.SQ.FTS.B, 4.717%, 9/30/33 .... 542 –
a,b
5122398.SQ.FTS.B, 4.719%, 9/30/33 .... 5,431 –
a,b
5130538.SQ.FTS.B, 4.159%, 10/04/33 ... 2,193 –
a,b
5132890.SQ.FTS.B, 3.78%, 10/05/33 .... 30,012 –
a,b
5135982.SQ.FTS.B, 4.403%, 10/05/33 ... 11,822 1
a,b
5134488.SQ.FTS.B, 5.87%, 10/05/33 .... 1,144 –
a,b
5138301.SQ.FTS.B, 4.56%, 10/06/33 .... 2,419 –
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
5144732.SQ.FTS.B, 3.953%, 10/07/33 ... $ 2,684 $ –
a,b
5142732.SQ.FTS.B, 4.579%, 10/07/33 ... 163 –
a,b
5146188.SQ.FTS.B, 5.34%, 10/08/33 .... 6,760 –
a,b
5155680.SQ.FTS.B, 4.337%, 10/12/33 ... 521 –
a,b
5154060.SQ.FTS.B, 4.403%, 10/12/33 ... 494 –
a,b
5156338.SQ.FTS.B, 4.557%, 10/12/33 ... 2,755 –
a,b
5156676.SQ.FTS.B, 4.56%, 10/12/33 .... 1,284 –
a,b
5160593.SQ.FTS.B, 4.56%, 10/13/33 .... 14,723 –
a,b
5162594.SQ.FTS.B, 3.459%, 10/14/33 ... 494 –
a,b
5163731.SQ.FTS.B, 4.56%, 10/14/33 .... 7,221 –
a,b
5172784.SQ.FTS.B, 4.558%, 10/17/33 ... 6,176 –
a,b
5179416.SQ.FTS.B, 4.717%, 10/18/33 ... 2,654 –
a,b
5181201.SQ.FTS.B, 3.655%, 10/19/33 ... 6,478 –
a,b
5183474.SQ.FTS.B, 4.56%, 10/19/33 .... 575 –
a,b
5210392.SQ.FTS.B, 4.454%, 10/23/33 ... 2,298 –
a,b
5220660.SQ.FTS.B, 4.564%, 10/26/33 ... 1,403 –
a,b
5241436.SQ.FTS.B, 4.563%, 11/01/33 ... 3,502 –
a,b
5243505.SQ.FTS.B, 4.13%, 11/02/33 .... 20,719 1
a,b
5244949.SQ.FTS.B, 4.556%, 11/02/33 ... 2,287 –
a,b
5245623.SQ.FTS.B, 4.562%, 11/02/33 ... 4,046 –
a,b
5250769.SQ.FTS.B, 3.293%, 11/03/33 ... 1,742 –
a,b
5250706.SQ.FTS.B, 3.704%, 11/03/33 ... 1,023 –
a,b
5255302.SQ.FTS.B, 2.584%, 11/04/33 ... 19,141 –
a,b
5254769.SQ.FTS.B, 3.306%, 11/04/33 ... 1,097 –
a,b
5254554.SQ.FTS.B, 4.558%, 11/04/33 ... 5,092 –
a,b
5266837.SQ.FTS.B, 3.031%, 11/05/33 ... 3,783 –
a,b
5266476.SQ.FTS.B, 4.563%, 11/05/33 ... 4,712 –
a,b
5262459.SQ.FTS.B, 4.568%, 11/05/33 ... 220 –
a,b
5281103.SQ.FTS.B, 5.979%, 11/10/33 ... 8,490 –
a,b
5293954.SQ.FTS.B, 3.21%, 11/14/33 .... 344 –
a,b
5296287.SQ.FTS.B, 3.774%, 11/16/33 ... 207 –
a,b
5305068.SQ.FTS.B, 4.56%, 11/17/33 .... 77,744 –
a,b
5313405.SQ.FTS.B, 3.938%, 11/18/33 ... 546 –
a,b
5316290.SQ.FTS.B, 4.577%, 11/19/33 ... 884 –
a,b
5322693.SQ.FTS.B, 5.031%, 11/20/33 ... 874 –
a,b
5325004.SQ.FTS.B, 5.207%, 11/22/33 ... 1,379 –
a,b
5330101.SQ.FTS.B, 3.774%, 11/23/33 ... 1,778 –
a,b
5328895.SQ.FTS.B, 4.563%, 11/23/33 ... 2,371 –
a,b
5329785.SQ.FTS.B, 4.717%, 11/23/33 ... 1,629 –
a,b
5363132.SQ.FTS.B, 5.031%, 11/26/33 ... 7,301 –
a,b
5374200.SQ.FTS.B, 3.996%, 11/27/33 ... 7,532 –
a,b
5372948.SQ.FTS.B, 4.559%, 11/27/33 ... 7,104 –
a,b
5380422.SQ.FTS.B, 4.56%, 11/27/33 .... 12,758 –
a,b
5381740.SQ.FTS.B, 3.913%, 11/29/33 ... 733 –
a,b
5394107.SQ.FTS.B, 4.552%, 11/30/33 ... 101 –
a,b
5411337.SQ.FTS.B, 3.132%, 12/01/33 ... 839 –

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a,b
5400388.SQ.FTS.B, 3.308%, 12/01/33 ... $ 2,133 $ –
a,b
5414769.SQ.FTS.B, 3.883%, 12/01/33 ... 2,336 –
a,b
5414116.SQ.FTS.B, 4.215%, 12/01/33 ... 15,698 –
a,b
5462926.SQ.FTS.B, 4.214%, 12/03/33 ... 3,148 –
a,b
5473313.SQ.FTS.B, 4.528%, 12/04/33 ... 665 –
a,b
5474055.SQ.FTS.B, 4.563%, 12/05/33 ... 1,008 –
a,b
5518301.SQ.FTS.B, 3.302%, 12/08/33 ... 22,861 1
a,b
5507161.SQ.FTS.B, 4.561%, 12/08/33 ... 8,476 –
a,b
5528209.SQ.FTS.B, 3.774%, 12/09/33 ... 9,462 –
a,b
5534237.SQ.FTS.B, 3.985%, 12/09/33 ... 6,220 –
a,b
5532399.SQ.FTS.B, 5.225%, 12/09/33 ... 1,906 –
a,b
5537587.SQ.FTS.B, 4.207%, 12/10/33 ... 2,674 –
a,b
5540468.SQ.FTS.B, 5.594%, 12/11/33 ... 1,805 –
a,b
5550397.SQ.FTS.B, 4.403%, 12/14/33 ... 15,348 –
a,b
5557572.SQ.FTS.B, 3.296%, 12/15/33 ... 1,381 –
a,b
5554806.SQ.FTS.B, 4.057%, 12/15/33 ... 1,418 –
a,b
5565348.SQ.FTS.B, 4.56%, 12/17/33 .... 8,568 –
a,b
5565100.SQ.FTS.B, 4.874%, 12/17/33 ... 1,552 –
a,b
5568047.SQ.FTS.B, 4.875%, 12/18/33 ... 25,893 –
a,b
5571589.SQ.FTS.B, 4.555%, 12/20/33 ... 1,376 –
a,b
5575033.SQ.FTS.B, 4.551%, 12/21/33 ... 1,017 –
a,b
5584916.SQ.FTS.B, 3.774%, 12/24/33 ... 3,248 –
a,b
5588007.SQ.FTS.B, 3.301%, 12/25/33 ... 16,177 –
a,b
5588652.SQ.FTS.B, 4.275%, 12/25/33 ... 14 –
a,b
5588372.SQ.FTS.B, 5.031%, 12/25/33 ... 8,728 –
a,b
5588819.SQ.FTS.B, 4.891%, 12/26/33 ... 1,320 –
a,b
5595419.SQ.FTS.B, 3.858%, 12/28/33 ... 1,222 –
a,b
5594146.SQ.FTS.B, 4.047%, 12/28/33 ... 3,596 –
a,b
5598446.SQ.FTS.B, 3.281%, 12/29/33 ... 607 –
a,b
5597324.SQ.FTS.B, 3.296%, 12/29/33 ... 341 –
a,b
5600512.SQ.FTS.B, 4.406%, 12/29/33 ... 8,322 –
a,b
5600497.SQ.FTS.B, 4.41%, 12/29/33 .... 130 –
a,b
5610840.SQ.FTS.B, 3.305%, 12/30/33 ... 7,751 –
a,b
5615484.SQ.FTS.B, 5.031%, 1/01/34 .... 9,295 –
a,b
5618906.SQ.FTS.B, 4.56%, 1/03/34 ..... 2,590 –
a,b
5622466.SQ.FTS.B, 5.37%, 1/05/34 ..... 1,396 –
a,b
5628952.SQ.FTS.B, 4.715%, 1/06/34 .... 4,403 –
a,b
5627076.SQ.FTS.B, 4.717%, 1/06/34 .... 7,284 –
a,b
5627773.SQ.FTS.B, 4.724%, 1/06/34 .... 1,198 –
a,b
5641349.SQ.FTS.B, 4.379%, 1/07/34 .... 1,084 –
a,b
5662108.SQ.FTS.B, 5.031%, 1/11/34 .... 6,816 –
a,b
5667327.SQ.FTS.B, 4.921%, 1/12/34 .... 20,570 –
a,b
5718687.SQ.FTS.B, 4.559%, 1/20/34 .... 169 –
a,b
5719839.SQ.FTS.B, 4.717%, 1/20/34 .... 7,877 –
a,b
5729235.SQ.FTS.B, 3.774%, 1/21/34 .... 3,033 1
a,b
5734498.SQ.FTS.B, 3.302%, 1/22/34 .... 1,621 –
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
5732468.SQ.FTS.B, 3.883%, 1/22/34 .... $ 186 $ –
a,b
5739159.SQ.FTS.B, 4.561%, 1/25/34 .... 13,484 1
a,b
5738195.SQ.FTS.B, 4.874%, 1/25/34 .... 854 –
a,b
5742284.SQ.FTS.B, 4.56%, 1/26/34 ..... 5,670 –
a,b
5741356.SQ.FTS.B, 4.738%, 1/26/34 .... 1,619 –
a,b
5744108.SQ.FTS.B, 3.774%, 1/27/34 .... 995 –
a,b
5754674.SQ.FTS.B, 3.492%, 1/29/34 .... 2,696 –
a,b
5754537.SQ.FTS.B, 5.136%, 1/29/34 .... 930 –
a,b
5762467.SQ.FTS.B, 4.375%, 2/01/34 .... 2,052 –
a,b
5768898.SQ.FTS.B, 4.723%, 2/03/34 .... 1,889 –
a,b
5774288.SQ.FTS.B, 4.313%, 2/04/34 .... 779 –
a,b
5779587.SQ.FTS.B, 4.557%, 2/06/34 .... 969 –
a,b
5779612.SQ.FTS.B, 5.251%, 2/06/34 .... 3,348 –
a,b
5784284.SQ.FTS.B, 5.031%, 2/08/34 .... 5,640 –
a,b
5787095.SQ.FTS.B, 5.031%, 2/09/34 .... 491 –
a,b
5790156.SQ.FTS.B, 4.69%, 2/10/34 ..... 1,282 –
a,b
5790251.SQ.FTS.B, 5.258%, 2/10/34 .... 2,713 –
a,b
5801823.SQ.FTS.B, 4.555%, 2/11/34 .... 903 –
a,b
5806812.SQ.FTS.B, 4.867%, 2/11/34 .... 369 –
a,b
5803772.SQ.FTS.B, 4.885%, 2/11/34 .... 752 –
a,b
5802372.SQ.FTS.B, 5.156%, 2/11/34 .... 5,979 –
a,b
5807339.SQ.FTS.B, 4.56%, 2/12/34 ..... 7,842 –
a,b
5807048.SQ.FTS.B, 5.022%, 2/12/34 .... 341 –
a,b
5813279.SQ.FTS.B, 5.037%, 2/12/34 .... 2,311 –
a,b
5813539.SQ.FTS.B, 5.161%, 2/13/34 .... 2,195 –
a,b
5821573.SQ.FTS.B, 3.29%, 2/16/34 ..... 1,346 –
a,b
5820502.SQ.FTS.B, 4.559%, 2/16/34 .... 2,422 –
a,b
5820697.SQ.FTS.B, 5.042%, 2/16/34 .... 1,220 –
a,b
5830235.SQ.FTS.B, 4.561%, 2/18/34 .... 10,562 –
a,b
5833923.SQ.FTS.B, 3.305%, 2/19/34 .... 3,357 –
a,b
5833277.SQ.FTS.B, 3.77%, 2/19/34 ..... 1,687 –
a,b
5833649.SQ.FTS.B, 4.561%, 2/19/34 .... 7,646 –
a,b
5834289.SQ.FTS.B, 4.571%, 2/20/34 .... 378 –
a,b
5836241.SQ.FTS.B, 3.964%, 2/22/34 .... 4,473 –
a,b
5837692.SQ.FTS.B, 4.558%, 2/22/34 .... 789 –
a,b
5837836.SQ.FTS.B, 4.939%, 2/22/34 .... 3,875 –
a,b
5842217.SQ.FTS.B, 5.058%, 2/23/34 .... 755 –
a,b
5843755.SQ.FTS.B, 4.56%, 2/24/34 ..... 5,701 –
a,b
5845038.SQ.FTS.B, 4.565%, 2/24/34 .... 533 –
a,b
5845026.SQ.FTS.B, 4.612%, 2/24/34 .... 716 –
a,b
5851164.SQ.FTS.B, 5.252%, 2/25/34 .... 17,110 1
a,b
5852732.SQ.FTS.B, 3.963%, 2/26/34 .... 6,024 –
a,b
5854302.SQ.FTS.B, 5.443%, 2/26/34 .... 3,389 –
a,b
5855717.SQ.FTS.B, 5.201%, 2/27/34 .... 1,319 –
a,b
5856105.SQ.FTS.B, 3.975%, 2/28/34 .... 78 –
a,b
5862719.SQ.FTS.B, 5.093%, 2/28/34 .... 4,110 –

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a,b
5861074.SQ.FTS.B, 5.155%, 2/28/34 .... $ 2,179 $ –
a,b
5867284.SQ.FTS.B, 5.162%, 2/28/34 .... 4,758 –
a,b
5871974.SQ.FTS.B, 5.451%, 3/01/34 .... 354 –
a,b
5876337.SQ.FTS.B, 4.753%, 3/02/34 .... 2,139 –
a,b
5877622.SQ.FTS.B, 5.369%, 3/03/34 .... 1,737 –
a,b
5881097.SQ.FTS.B, 4.688%, 3/06/34 .... 1,672 –
a,b
5890652.SQ.FTS.B, 4.753%, 3/08/34 .... 2,944 –
a,b
5889950.SQ.FTS.B, 5.031%, 3/08/34 .... 2,001 –
a,b
5894262.SQ.FTS.B, 5.285%, 3/09/34 .... 6,335 –
a,b
5894989.SQ.FTS.B, 4.743%, 3/10/34 .... 1,832 –
a,b
5901715.SQ.FTS.B, 4.835%, 3/13/34 .... 491 –
a,b
5901096.SQ.FTS.B, 5.031%, 3/13/34 .... 8,515 –
a,b
5912773.SQ.FTS.B, 5.439%, 3/16/34 .... 13,179 –
a,b
5918667.SQ.FTS.B, 4.531%, 3/20/34 .... 495 –
a,b
5924210.SQ.FTS.B, 4.748%, 3/21/34 .... 11,933 2
a,b
5925246.SQ.FTS.B, 5.031%, 3/21/34 .... 3,145 1
a,b
5922874.SQ.FTS.B, 5.44%, 3/21/34 ..... 9,877 –
a,b
5929107.SQ.FTS.B, 4.021%, 3/22/34 .... 4,507 –
a,b
5930081.SQ.FTS.B, 5.526%, 3/22/34 .... 1,383 –
a,b
5934510.SQ.FTS.B, 5.52%, 3/24/34 ..... 877 –
a,b
5938544.SQ.FTS.B, 5.156%, 3/26/34 .... 8,920 –
a,b
5937710.SQ.FTS.B, 5.377%, 3/26/34 .... 9,403 –
a,b
5941408.SQ.FTS.B, 5.034%, 3/27/34 .... 4,263 –
a,b
5951713.SQ.FTS.B, 4.741%, 3/29/34 .... 1,763 –
a,b
5950325.SQ.FTS.B, 4.754%, 3/29/34 .... 1,266 –
a,b
5951743.SQ.FTS.B, 5.094%, 3/29/34 .... 6,697 –
a,b
5949246.SQ.FTS.B, 5.103%, 3/29/34 .... 2,143 –
a,b
5954057.SQ.FTS.B, 5.283%, 3/30/34 .... 10,357 –
a,b
5956156.SQ.FTS.B, 5.536%, 4/01/34 .... 4,565 –
a,b
5956226.SQ.FTS.B, 4.307%, 4/02/34 .... 5,662 –
a,b
5966970.SQ.FTS.B, 4.53%, 4/05/34 ..... 6,042 1
a,b
5966004.SQ.FTS.B, 5.031%, 4/05/34 .... 12,378 –
a,b
5972346.SQ.FTS.B, 4.588%, 4/06/34 .... 594 1
a,b
5974110.SQ.FTS.B, 5.031%, 4/06/34 .... 760 –
a,b
5972193.SQ.FTS.B, 5.097%, 4/06/34 .... 2,834 –
a,b
5977756.SQ.FTS.B, 5.376%, 4/07/34 .... 10,251 1
a,b
5978395.SQ.FTS.B, 4.748%, 4/08/34 .... 5,654 –
a,b
5980004.SQ.FTS.B, 4.433%, 4/10/34 .... 14,671 –
a,b
5980834.SQ.FTS.B, 5.536%, 4/10/34 .... 2,059 –
a,b
5983711.SQ.FTS.B, 5.433%, 4/11/34 .... 170 –
a,b
5984682.SQ.FTS.B, 5.198%, 4/12/34 .... 390 –
a,b
5986413.SQ.FTS.B, 5.546%, 4/12/34 .... 2,347 –
a,b
5989761.SQ.FTS.B, 4.034%, 4/13/34 .... 125 –
a,b
5991501.SQ.FTS.B, 4.764%, 4/13/34 .... 1,416 –
a,b
5991559.SQ.FTS.B, 4.843%, 4/13/34 .... 2,551 –
a,b
5996138.SQ.FTS.B, 4.907%, 4/14/34 .... 2,468 –
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
5997621.SQ.FTS.B, 5.542%, 4/16/34 .... $ 2,321 $ –
a,b
6000204.SQ.FTS.B, 4.02%, 4/17/34 ..... 175 –
a,b
6003035.SQ.FTS.B, 4.748%, 4/18/34 .... 40,734 –
a,b
6003010.SQ.FTS.B, 5.031%, 4/18/34 .... 1,626 –
a,b
6007679.SQ.FTS.B, 5.039%, 4/19/34 .... 2,522 –
a,b
6006837.SQ.FTS.B, 5.189%, 4/19/34 .... 11,360 –
a,b
6007073.SQ.FTS.B, 5.552%, 4/19/34 .... 72 –
a,b
6013787.SQ.FTS.B, 4.852%, 4/21/34 .... 291 –
a,b
6014176.SQ.FTS.B, 5.191%, 4/21/34 .... 76 –
a,b
6015922.SQ.FTS.B, 4.75%, 4/22/34 ..... 2,381 –
a,b
6020766.SQ.FTS.B, 4.032%, 4/24/34 .... 1,785 –
a,b
6017671.SQ.FTS.B, 4.92%, 4/24/34 ..... 1,081 –
a,b
6022726.SQ.FTS.B, 4.747%, 4/25/34 .... 440 –
a,b
6021277.SQ.FTS.B, 5.031%, 4/25/34 .... 4,902 –
a,b
6026398.SQ.FTS.B, 4.913%, 4/26/34 .... 2,245 –
a,b
6025558.SQ.FTS.B, 5.46%, 4/26/34 ..... 833 –
a,b
6032149.SQ.FTS.B, 5.157%, 4/27/34 .... 1,557 1
a,b
6033308.SQ.FTS.B, 5.157%, 4/28/34 .... 2,943 –
a,b
6038307.SQ.FTS.B, 4.906%, 4/30/34 .... 11,023 –
a,b
6041701.SQ.FTS.B, 5.535%, 4/30/34 .... 6,983 –
a,b
6041983.SQ.FTS.B, 4.748%, 5/01/34 .... 40,970 1
a,b
6046321.SQ.FTS.B, 4.753%, 5/02/34 .... 4,007 –
a,b
6047820.SQ.FTS.B, 5.027%, 5/02/34 .... 649 –
a,b
6046375.SQ.FTS.B, 5.383%, 5/02/34 .... 3,102 –
a,b
6057856.SQ.FTS.B, 5.437%, 5/04/34 .... 4,257 –
a,b
6059813.SQ.FTS.B, 4.525%, 5/06/34 .... 6,787 –
a,b
6063093.SQ.FTS.B, 5.28%, 5/07/34 ..... 3,406 –
a,b
6120938.SQ.FTS.B, 5.158%, 5/09/34 .... 17,095 –
a,b
6120756.SQ.FTS.B, 5.393%, 5/09/34 .... 192 –
a,b
6122715.SQ.FTS.B, 4.528%, 5/10/34 .... 45,745 2
a,b
6126608.SQ.FTS.B, 5.537%, 5/12/34 .... 4,440 –
a,b
6127374.SQ.FTS.B, 4.748%, 5/13/34 .... 2,574 –
a,b
6127192.SQ.FTS.B, 4.906%, 5/13/34 .... 2,501 –
a,b
6134623.SQ.FTS.B, 4.528%, 5/15/34 .... 17,381 –
a,b
6133707.SQ.FTS.B, 4.938%, 5/15/34 .... 11,499 –
a,b
6135248.SQ.FTS.B, 4.751%, 5/16/34 .... 8,060 –
a,b
6135022.SQ.FTS.B, 5.156%, 5/16/34 .... 3,251 –
a,b
6136481.SQ.FTS.B, 5.442%, 5/16/34 .... 4,428 –
a,b
6139899.SQ.FTS.B, 4.526%, 5/17/34 .... 5,390 –
a,b
6141598.SQ.FTS.B, 5.031%, 5/17/34 .... 3,417 –
a,b
6141840.SQ.FTS.B, 5.164%, 5/17/34 .... 3,171 –
a,b
6145876.SQ.FTS.B, 5.538%, 5/18/34 .... 2,747 –
a,b
6147492.SQ.FTS.B, 5.429%, 5/19/34 .... 224 –
a,b
6147217.SQ.FTS.B, 5.456%, 5/19/34 .... 462 –
a,b
6151254.SQ.FTS.B, 5.031%, 5/21/34 .... 33,491 2
a,b
6149785.SQ.FTS.B, 5.377%, 5/21/34 .... 1,256 –

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a,b
6153219.SQ.FTS.B, 5.372%, 5/22/34 .... $ 2,899 $ –
a,b
6155930.SQ.FTS.B, 5.438%, 5/22/34 .... 9,003 –
a,b
6157670.SQ.FTS.B, 4.54%, 5/23/34 ..... 895 –
a,b
6158976.SQ.FTS.B, 5.153%, 5/23/34 .... 478 –
a,b
6157661.SQ.FTS.B, 5.546%, 5/23/34 .... 955 –
a,b
6161004.SQ.FTS.B, 5.16%, 5/24/34 ..... 1,742 –
a,b
6163115.SQ.FTS.B, 4.748%, 5/25/34 .... 9,867 –
a,b
6161916.SQ.FTS.B, 5.433%, 5/25/34 .... 3,028 –
a,b
6163558.SQ.FTS.B, 5.559%, 5/25/34 .... 676 –
a,b
6165678.SQ.FTS.B, 5.542%, 5/27/34 .... 4,327 –
a,b
6169587.SQ.FTS.B, 5.534%, 5/28/34 .... 3,516 –
a,b
6174665.SQ.FTS.B, 4.525%, 5/30/34 .... 517 –
a,b
6181401.SQ.FTS.B, 5.296%, 6/01/34 .... 341 –
a,b
6182359.SQ.FTS.B, 4.749%, 6/02/34 .... 487 10
a,b
6190783.SQ.FTS.B, 4.732%, 6/05/34 .... 1,090 –
a,b
6192067.SQ.FTS.B, 4.777%, 6/06/34 .... 497 –
a,b
6200609.SQ.FTS.B, 5.427%, 6/07/34 .... 1,061 –
a,b
6196734.SQ.FTS.B, 5.451%, 6/07/34 .... 1,042 –
a,b
6196936.SQ.FTS.B, 5.533%, 6/07/34 .... 1,154 –
a,b
6204820.SQ.FTS.B, 5.387%, 6/08/34 .... 1,654 –
a,b
6207861.SQ.FTS.B, 4.748%, 6/09/34 .... 37,929 –
a,b
6207369.SQ.FTS.B, 5.154%, 6/09/34 .... 618 –
a,b
6213794.SQ.FTS.B, 5.44%, 6/12/34 ..... 3,389 –
a,b
6216601.SQ.FTS.B, 4.743%, 6/13/34 .... 2,272 –
a,b
6215032.SQ.FTS.B, 5.286%, 6/13/34 .... 3,341 –
a,b
6216579.SQ.FTS.B, 5.513%, 6/13/34 .... 520 –
a,b
6220076.SQ.FTS.B, 4.749%, 6/14/34 .... 3,725 –
a,b
6220695.SQ.FTS.B, 4.749%, 6/14/34 .... 23,011 –
a,b
6226503.SQ.FTS.B, 4.75%, 6/15/34 ..... 3,035 –
a,b
6234555.SQ.FTS.B, 4.322%, 6/16/34 .... 1,536 –
a,b
6229129.SQ.FTS.B, 4.749%, 6/16/34 .... 44,854 –
a,b
6235160.SQ.FTS.B, 5.436%, 6/17/34 .... 6,431 –
a,b
6235824.SQ.FTS.B, 5.588%, 6/17/34 .... 1,663 –
a,b
6235797.SQ.FTS.B, 5.66%, 6/17/34 ..... 5,020 –
a,b
6236427.SQ.FTS.B, 5.252%, 6/18/34 .... 10,363 –
a,b
6240143.SQ.FTS.B, 5.374%, 6/19/34 .... 3,654 –
a,b
6240208.SQ.FTS.B, 5.279%, 6/20/34 .... 5,830 –
a,b
6244041.SQ.FTS.B, 4.54%, 6/21/34 ..... 154 –
a,b
6245007.SQ.FTS.B, 5.283%, 6/21/34 .... 832 –
a,b
6255542.SQ.FTS.B, 4.73%, 6/24/34 ..... 396 –
a,b
6255997.SQ.FTS.B, 4.749%, 6/25/34 .... 1,357 –
a,b
6255909.SQ.FTS.B, 5.627%, 6/25/34 .... 975 –
a,b
6256740.SQ.FTS.B, 5.445%, 6/26/34 .... 688 –
a,b
6262497.SQ.FTS.B, 4.747%, 6/28/34 .... 8,184 –
a,b
6265155.SQ.FTS.B, 5.595%, 6/29/34 .... 6,047 –
a,b
6270473.SQ.FTS.B, 5.751%, 6/30/34 .... 3,312 –
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
6276763.SQ.FTS.B, 5.129%, 7/04/34 .... $ 2,289 $ –
a,b
6276874.SQ.FTS.B, 5.603%, 7/04/34 .... 1,212 –
a,b
6277246.SQ.FTS.B, 5.66%, 7/04/34 ..... 349 –
a,b
6279862.SQ.FTS.B, 5.472%, 7/05/34 .... 16,989 –
a,b
6280869.SQ.FTS.B, 5.476%, 7/05/34 .... 4,517 –
a,b
6284870.SQ.FTS.B, 4.748%, 7/06/34 .... 4,590 1
a,b
6286798.SQ.FTS.B, 5.127%, 7/09/34 .... 3,737 –
a,b
6290969.SQ.FTS.B, 4.743%, 7/10/34 .... 1,070 –
a,b
6304870.SQ.FTS.B, 4.529%, 7/15/34 .... 15,082 –
a,b
6304502.SQ.FTS.B, 5.378%, 7/15/34 .... 9,016 1
a,b
6306494.SQ.FTS.B, 4.969%, 7/17/34 .... 12,186 –
a,b
6308429.SQ.FTS.B, 5.595%, 7/17/34 .... 715 –
a,b
6308976.SQ.FTS.B, 5.752%, 7/18/34 .... 3,197 –
a,b
6314524.SQ.FTS.B, 5.124%, 7/19/34 .... 657 –
a,b
6315256.SQ.FTS.B, 5.447%, 7/19/34 .... 3,856 –
a,b
6314730.SQ.FTS.B, 5.66%, 7/19/34 ..... 3,074 –
a,b
6319933.SQ.FTS.B, 5.378%, 7/21/34 .... 14,196 –
a,b
6320178.SQ.FTS.B, 5.441%, 7/22/34 .... 3,234 –
a,b
6321758.SQ.FTS.B, 4.967%, 7/23/34 .... 4,486 –
a,b
6353710.SQ.FTS.B, 5.441%, 7/24/34 .... 4,027 1
a,b
6352903.SQ.FTS.B, 5.593%, 7/24/34 .... 2,446 –
a,b
6355005.SQ.FTS.B, 4.969%, 7/25/34 .... 11,762 –
a,b
6364953.SQ.FTS.B, 4.531%, 7/27/34 .... 4,175 –
a,b
6362699.SQ.FTS.B, 4.969%, 7/27/34 .... 42,087 1
a,b
6369186.SQ.FTS.B, 5.246%, 7/30/34 .... 158 –
a,b
6373846.SQ.FTS.B, 4.747%, 7/31/34 .... 4,529 –
a,b
6378691.SQ.FTS.B, 5.126%, 8/02/34 .... 5,925 –
a,b
6385845.SQ.FTS.B, 4.767%, 8/04/34 .... 326 –
a,b
6385666.SQ.FTS.B, 5.66%, 8/04/34 ..... 1,880 –
a,b
6390840.SQ.FTS.B, 5.66%, 8/07/34 ..... 3,830 –
a,b
6394386.SQ.FTS.B, 5.362%, 8/08/34 .... 816 –
a,b
6403479.SQ.FTS.B, 5.126%, 8/10/34 .... 3,187 –
a,b
6401953.SQ.FTS.B, 5.427%, 8/10/34 .... 876 –
a,b
6401970.SQ.FTS.B, 5.442%, 8/10/34 .... 1,665 –
a,b
6404445.SQ.FTS.B, 5.139%, 8/11/34 .... 1,220 –
a,b
6405166.SQ.FTS.B, 5.252%, 8/12/34 .... 19,913 –
a,b
6407824.SQ.FTS.B, 4.73%, 8/13/34 ..... 460 –
a,b
6408523.SQ.FTS.B, 5.252%, 8/13/34 .... 5,951 1
a,b
6411150.SQ.FTS.B, 5.377%, 8/14/34 .... 2,180 –
a,b
6414405.SQ.FTS.B, 4.765%, 8/15/34 .... 1,715 –
a,b
6414098.SQ.FTS.B, 5.76%, 8/15/34 ..... 3,987 –
a,b
6420149.SQ.FTS.B, 4.971%, 8/16/34 .... 12,660 1
a,b
6423702.SQ.FTS.B, 5.253%, 8/17/34 .... 19,695 –
a,b
6426793.SQ.FTS.B, 4.749%, 8/20/34 .... 568 –
a,b
6428407.SQ.FTS.B, 5.439%, 8/21/34 .... 7,388 –
a,b
6429640.SQ.FTS.B, 5.441%, 8/21/34 .... 5,813 –

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a,b
6427509.SQ.FTS.B, 5.664%, 8/21/34 .... $ 4,726 $ –
a,b
6439475.SQ.FTS.B, 5.256%, 8/23/34 .... 709 –
a,b
6439293.SQ.FTS.B, 5.472%, 8/23/34 .... 7,365 –
a,b
6441111.SQ.FTS.B, 4.964%, 8/24/34 ..... 680 –
a,b
6443707.SQ.FTS.B, 5.598%, 8/24/34 .... 35,282 –
a,b
6448554.SQ.FTS.B, 4.743%, 8/27/34 .... 1,900 –
a,b
6447640.SQ.FTS.B, 4.974%, 8/27/34 .... 2,396 –
a,b
6448205.SQ.FTS.B, 5.252%, 8/27/34 .... 7,623 –
a,b
6448059.SQ.FTS.B, 5.471%, 8/27/34 .... 5,140 –
a,b
6447919.SQ.FTS.B, 5.597%, 8/27/34 .... 267 –
a,b
6448382.SQ.FTS.B, 5.756%, 8/27/34 .... 3,199 –
a,b
6452451.SQ.FTS.B, 4.748%, 8/28/34 .... 3,082 1
a,b
6462554.SQ.FTS.B, 5.251%, 9/03/34 .... 7,251 –
a,b
6463889.SQ.FTS.B, 5.253%, 9/04/34 .... 16,330 –
a,b
6464362.SQ.FTS.B, 5.66%, 9/04/34 ..... 4,169 –
a,b
6468636.SQ.FTS.B, 5.663%, 9/06/34 .... 10,598 –
a,b
6477840.SQ.FTS.B, 5.247%, 9/09/34 .... 3,007 –
a,b
6478752.SQ.FTS.B, 5.436%, 9/09/34 .... 2,553 –
a,b
6479843.SQ.FTS.B, 5.596%, 9/09/34 .... 2,419 –
a,b
6484618.SQ.FTS.B, 4.751%, 9/10/34 .... 4,048 –
a,b
6482925.SQ.FTS.B, 5.473%, 9/10/34 .... 4,228 –
a,b
6483587.SQ.FTS.B, 5.597%, 9/10/34 .... 6,888 1
a,b
6485200.SQ.FTS.B, 5.126%, 9/11/34 .... 6,526 –
a,b
6485862.SQ.FTS.B, 4.529%, 9/12/34 .... 13,536 –
a,b
6486219.SQ.FTS.B, 4.742%, 9/12/34 .... 389 –
a,b
6487587.SQ.FTS.B, 4.735%, 9/13/34 .... 1,298 –
a,b
6487981.SQ.FTS.B, 4.741%, 9/13/34 .... 1,310 –
a,b
6492780.SQ.FTS.B, 5.377%, 9/14/34 .... 14,698 –
a,b
6492212.SQ.FTS.B, 5.597%, 9/14/34 .... 11,554 –
a,b
6494237.SQ.FTS.B, 4.969%, 9/15/34 .... 1,303 –
a,b
6496902.SQ.FTS.B, 5.473%, 9/15/34 .... 6,581 –
a,b
6494041.SQ.FTS.B, 6.072%, 9/15/34 .... 2,210 –
a,b
6499048.SQ.FTS.B, 4.968%, 9/16/34 .... 6,099 –
a,b
6500866.SQ.FTS.B, 5.031%, 9/16/34 .... 4,974 –
a,b
6499996.SQ.FTS.B, 5.472%, 9/16/34 .... 487 –
a,b
6504715.SQ.FTS.B, 5.125%, 9/17/34 .... 2,724 –
a,b
6505793.SQ.FTS.B, 5.124%, 9/18/34 .... 2,242 –
a,b
6506509.SQ.FTS.B, 4.766%, 9/19/34 .... 14 –
a,b
6510179.SQ.FTS.B, 4.749%, 9/20/34 .... 24,604 –
a,b
6511415.SQ.FTS.B, 5.129%, 9/21/34 .... 2,844 –
a,b
6514021.SQ.FTS.B, 5.218%, 9/21/34 .... 631 –
a,b
6512222.SQ.FTS.B, 6.161%, 9/21/34 .... 2,610 –
a,b
6516725.SQ.FTS.B, 4.747%, 9/22/34 .... 3,769 –
a,b
6514949.SQ.FTS.B, 5.129%, 9/22/34 .... 6,188 –
a,b
6521243.SQ.FTS.B, 5.442%, 9/23/34 .... 2,252 –
a,b
6519286.SQ.FTS.B, 5.618%, 9/23/34 .... 873 –
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
6525421.SQ.FTS.B, 5.412%, 9/24/34 .... $ 181 $ –
a,b
6525021.SQ.FTS.B, 5.601%, 9/24/34 .... 4,816 –
a,b
6526070.SQ.FTS.B, 5.251%, 9/25/34 .... 839 –
a,b
6526542.SQ.FTS.B, 4.748%, 9/26/34 .... 7,928 14
a,b
6526493.SQ.FTS.B, 5.58%, 9/26/34 ..... 1,269 –
a,b
6527010.SQ.FTS.B, 5.765%, 9/26/34 .... 515 –
a,b
6529506.SQ.FTS.B, 5.237%, 9/27/34 .... 313 –
a,b
6537839.SQ.FTS.B, 4.969%, 9/29/34 .... 7,900 –
a,b
6535332.SQ.FTS.B, 5.61%, 9/29/34 ..... 2,055 –
a,b
6540169.SQ.FTS.B, 4.717%, 9/30/34 .... 349 –
a,b
6546312.SQ.FTS.B, 4.843%, 9/30/34 .... 7,082 –
a,b
6546599.SQ.FTS.B, 5.046%, 9/30/34 .... 729 –
a,b
6545807.SQ.FTS.B, 5.66%, 9/30/34 ..... 2,423 –
a,b
6548112.SQ.FTS.B, 4.31%, 10/02/34 .... 3,856 –
a,b
6550814.SQ.FTS.B, 4.755%, 10/03/34 ... 4,948 –
a,b
6554172.SQ.FTS.B, 5.758%, 10/04/34 ... 370 –
a,b
6556061.SQ.FTS.B, 5.366%, 10/05/34 ... 74 –
a,b
6566878.SQ.FTS.B, 6.155%, 10/08/34 ... 445 –
a,b
6567237.SQ.FTS.B, 4.655%, 10/09/34 ... 18,447 1
a,b
6567114.SQ.FTS.B, 4.754%, 10/09/34 ... 1,756 –
a,b
6567779.SQ.FTS.B, 4.935%, 10/10/34 ... 5,256 –
a,b
6574116.SQ.FTS.B, 5.679%, 10/11/34 ... 1,449 –
a,b
6571593.SQ.FTS.B, 5.755%, 10/11/34 ... 12,853 –
a,b
6577574.SQ.FTS.B, 5.186%, 10/12/34 ... 548 –
a,b
6581222.SQ.FTS.B, 5.66%, 10/13/34 .... 596 –
a,b
6582526.SQ.FTS.B, 6.412%, 10/13/34 ... 2,123 –
a,b
6584354.SQ.FTS.B, 4.591%, 10/14/34 ... 3,634 1
a,b
6585824.SQ.FTS.B, 5.188%, 10/14/34 ... 632 –
a,b
6587169.SQ.FTS.B, 5.125%, 10/15/34 ... 6,563 –
a,b
6587941.SQ.FTS.B, 5.764%, 10/16/34 ... 751 –
a,b
6587383.SQ.FTS.B, 6.248%, 10/16/34 ... 549 –
a,b
6590442.SQ.FTS.B, 5.756%, 10/17/34 ... 10,462 –
a,b
6591293.SQ.FTS.B, 5.759%, 10/17/34 ... 3,441 –
a,b
6594291.SQ.FTS.B, 6.163%, 10/18/34 ... 6,540 –
a,b
6598899.SQ.FTS.B, 5.565%, 10/20/34 ... 6,856 –
a,b
6602728.SQ.FTS.B, 5.418%, 10/21/34 ... 117 –
a,b
6602960.SQ.FTS.B, 6.007%, 10/21/34 ... 2,073 –
a,b
6604310.SQ.FTS.B, 6.417%, 10/21/34 ... 799 –
a,b
6604504.SQ.FTS.B, 4.717%, 10/22/34 ... 453 –
a,b
6604448.SQ.FTS.B, 4.934%, 10/22/34 ... 1,679 –
a,b
6607977.SQ.FTS.B, 5.426%, 10/24/34 ... 1,603 –
a,b
6608828.SQ.FTS.B, 4.938%, 10/25/34 ... 43,918 –
a,b
6609985.SQ.FTS.B, 4.948%, 10/25/34 ... 228 –
a,b
6609650.SQ.FTS.B, 5.565%, 10/25/34 ... 3,296 –
a,b
6614501.SQ.FTS.B, 4.748%, 10/26/34 ... 3,498 –
a,b
6614956.SQ.FTS.B, 4.751%, 10/26/34 ... 3,077 –

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a,b
6611828.SQ.FTS.B, 5.559%, 10/26/34 ... $ 3,208 $ –
a,b
6620227.SQ.FTS.B, 5.756%, 10/27/34 ... 26,251 –
a,b
6619927.SQ.FTS.B, 6.16%, 10/27/34 .... 147 –
a,b
6617184.SQ.FTS.B, 6.278%, 10/27/34 ... 212 –
a,b
6621448.SQ.FTS.B, 5.378%, 10/28/34 ... 14,813 –
a,b
6620476.SQ.FTS.B, 5.756%, 10/28/34 ... 18,146 –
a,b
6624855.SQ.FTS.B, 5.451%, 10/29/34 ... 780 –
a,b
6624765.SQ.FTS.B, 6.01%, 10/29/34 .... 7,023 –
a,b
6624896.SQ.FTS.B, 4.653%, 10/30/34 ... 9,039 –
a,b
6628718.SQ.FTS.B, 5.187%, 11/01/34 ... 5,279 –
a,b
6626390.SQ.FTS.B, 6.007%, 11/01/34 ... 10,527 –
a,b
6630658.SQ.FTS.B, 5.199%, 11/02/34 ... 635 –
a,b
6631472.SQ.FTS.B, 5.562%, 11/02/34 ... 3,298 –
a,b
6632572.SQ.FTS.B, 6.005%, 11/02/34 ... 4,959 –
a,b
6634481.SQ.FTS.B, 4.754%, 11/03/34 ... 3,060 –
a,b
6639552.SQ.FTS.B, 4.753%, 11/04/34 ... 182 –
a,b
6641178.SQ.FTS.B, 5.75%, 11/04/34 .... 3,481 –
a,b
6643579.SQ.FTS.B, 4.655%, 11/05/34 ... 7,884 –
a,b
6643893.SQ.FTS.B, 5.381%, 11/05/34 ... 1,563 –
a,b
6644138.SQ.FTS.B, 5.458%, 11/05/34 ... 1,010 –
a,b
6645397.SQ.FTS.B, 4.943%, 11/07/34 ... 3,532 –
a,b
6649272.SQ.FTS.B, 4.739%, 11/08/34 ... 412 –
a,b
6647657.SQ.FTS.B, 5.192%, 11/08/34 ... 660 –
a,b
6646778.SQ.FTS.B, 5.563%, 11/08/34 ... 1,436 –
a,b
6649665.SQ.FTS.B, 4.935%, 11/09/34 ... 2,943 –
a,b
6653616.SQ.FTS.B, 6.009%, 11/10/34 ... 1,792 –
a,b
6669152.SQ.FTS.B, 6.415%, 11/15/34 ... 25,018 1
a,b
6671137.SQ.FTS.B, 4.65%, 11/16/34 .... 3,947 –
a,b
6672511.SQ.FTS.B, 4.748%, 11/16/34 ... 927 –
a,b
6674450.SQ.FTS.B, 4.749%, 11/17/34 ... 18,581 –
a,b
6676382.SQ.FTS.B, 5.748%, 11/17/34 ... 3,159 –
a,b
6681781.SQ.FTS.B, 6.16%, 11/19/34 .... 6,908 –
a,b
6685517.SQ.FTS.B, 5.583%, 11/20/34 ... 131 –
a,b
6686240.SQ.FTS.B, 5.374%, 11/21/34 ... 873 –
a,b
6688197.SQ.FTS.B, 5.384%, 11/22/34 ... 5,403 –
a,b
6690132.SQ.FTS.B, 4.793%, 11/23/34 ... 148 –
a,b
6691756.SQ.FTS.B, 5.57%, 11/23/34 .... 5,992 –
a,b
6696314.SQ.FTS.B, 5.188%, 11/24/34 ... 4,176 –
a,b
6701550.SQ.FTS.B, 5.378%, 11/25/34 ... 1,306 –
a,b
6706540.SQ.FTS.B, 4.653%, 11/26/34 ... 5,175 –
a,b
6706359.SQ.FTS.B, 4.654%, 11/26/34 ... 867 –
a,b
6705352.SQ.FTS.B, 5.182%, 11/26/34 ... 998 –
a,b
6705288.SQ.FTS.B, 5.382%, 11/26/34 ... 1,013 –
a,b
6706486.SQ.FTS.B, 5.77%, 11/26/34 .... 1,318 –
a,b
6704732.SQ.FTS.B, 6.009%, 11/26/34 ... 3,627 –
a,b
6707571.SQ.FTS.B, 5.563%, 11/27/34 ... 3,670 –
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
6708125.SQ.FTS.B, 5.454%, 11/28/34 ... $ 1,147 $ –
a,b
6709200.SQ.FTS.B, 6.003%, 11/29/34 ... 2,318 –
a,b
6719031.SQ.FTS.B, 4.762%, 12/01/34 ... 39 –
a,b
6728590.SQ.FTS.B, 5.557%, 12/05/34 ... 2,208 –
a,b
6729839.SQ.FTS.B, 5.755%, 12/05/34 ... 18,147 –
a,b
6733026.SQ.FTS.B, 4.654%, 12/06/34 ... 13,883 3
a,b
6731578.SQ.FTS.B, 5.753%, 12/06/34 ... 11,760 –
a,b
6736022.SQ.FTS.B, 6.169%, 12/07/34 ... 2,969 –
a,b
6742781.SQ.FTS.B, 5.414%, 12/08/34 ... 322 –
a,b
6752687.SQ.FTS.B, 4.652%, 12/13/34 ... 202 –
a,b
6753526.SQ.FTS.B, 5.192%, 12/13/34 ... 5,887 –
a,b
6764422.SQ.FTS.B, 4.765%, 12/15/34 ... 223 –
a,b
6762066.SQ.FTS.B, 4.937%, 12/15/34 ... 2,676 –
a,b
6762927.SQ.FTS.B, 5.436%, 12/15/34 ... 1,084 –
a,b
6767980.SQ.FTS.B, 5.188%, 12/16/34 ... 6,752 1
a,b
6767536.SQ.FTS.B, 5.566%, 12/16/34 ... 12,331 1
a,b
6767251.SQ.FTS.B, 6.155%, 12/16/34 ... 280 –
a,b
6769991.SQ.FTS.B, 5.379%, 12/18/34 ... 9,490 –
a,b
6771253.SQ.FTS.B, 5.566%, 12/19/34 ... 4,761 –
a,b
6777288.SQ.FTS.B, 5.439%, 12/21/34 ... 18,873 –
a,b
6777037.SQ.FTS.B, 5.997%, 12/21/34 ... 1,896 –
a,b
6776064.SQ.FTS.B, 6.415%, 12/21/34 ... 32,761 –
a,b
6781242.SQ.FTS.B, 5.433%, 12/22/34 ... 1,457 –
a,b
6785072.SQ.FTS.B, 5.374%, 12/23/34 ... 1,478 –
a,b
6785551.SQ.FTS.B, 5.747%, 12/23/34 ... 1,563 –
a,b
6788053.SQ.FTS.B, 4.661%, 12/26/34 ... 1,148 –
a,b
6797317.SQ.FTS.B, 4.648%, 12/28/34 ... 1,406 –
a,b
6796725.SQ.FTS.B, 5.189%, 12/28/34 ... 13,083 –
a,b
6813899.SQ.FTS.B, 6.004%, 1/04/35 .... 3,779 –
a,b
6813242.SQ.FTS.B, 6.01%, 1/04/35 ..... 4,341 –
a,b
6815496.SQ.FTS.B, 4.937%, 1/05/35 .... 23,295 3
a,b
6816661.SQ.FTS.B, 5.189%, 1/05/35 .... 8,210 –
a,b
6823299.SQ.FTS.B, 5.453%, 1/07/35 .... 394 –
a,b
6827188.SQ.FTS.B, 5.464%, 1/09/35 .... 145 –
a,b
6826936.SQ.FTS.B, 5.58%, 1/09/35 ..... 1,253 –
a,b
6829291.SQ.FTS.B, 4.938%, 1/10/35 .... 13,368 –
a,b
6839017.SQ.FTS.B, 6.254%, 1/13/35 .... 512 –
a,b
6853678.SQ.FTS.B, 4.745%, 1/19/35 .... 4,528 –
a,b
6854061.SQ.FTS.B, 6.259%, 1/19/35 .... 1,548 –
a,b
6860713.SQ.FTS.B, 4.931%, 1/20/35 .... 4,164 –
a,b
6858854.SQ.FTS.B, 5.566%, 1/20/35 .... 8,486 –
a,b
6860765.SQ.FTS.B, 5.568%, 1/20/35 .... 6,489 –
a,b
6864433.SQ.FTS.B, 4.654%, 1/21/35 .... 2,321 –
a,b
6865330.SQ.FTS.B, 6.155%, 1/23/35 .... 1,222 –
a,b
6868707.SQ.FTS.B, 4.772%, 1/24/35 .... 918 –
a,b
6867756.SQ.FTS.B, 5.393%, 1/24/35 .... 1,352 –

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a,b
6868681.SQ.FTS.B, 6.418%, 1/24/35 .... $ 975 $ –
a,b
6871309.SQ.FTS.B, 4.755%, 1/25/35 .... 1,693 –
a,b
6872268.SQ.FTS.B, 5.566%, 1/25/35 .... 539 –
a,b
6878988.SQ.FTS.B, 4.749%, 1/27/35 .... 31,652 –
a,b
6879546.SQ.FTS.B, 6.232%, 1/27/35 .... 216 –
a,b
6885061.SQ.FTS.B, 5.188%, 1/30/35 .... 13,984 –
a,b
6884806.SQ.FTS.B, 6.25%, 1/30/35 ..... 382 –
a,b
6888509.SQ.FTS.B, 4.748%, 1/31/35 .... 2,816 –
a,b
6888564.SQ.FTS.B, 5.378%, 1/31/35 .... 3,048 –
a,b
6886999.SQ.FTS.B, 6.276%, 1/31/35 .... 714 –
a,b
6893064.SQ.FTS.B, 4.654%, 2/02/35 .... 4,746 –
a,b
6894291.SQ.FTS.B, 4.78%, 2/02/35 ..... 756 –
a,b
6892716.SQ.FTS.B, 5.442%, 2/02/35 .... 15,393 –
a,b
6893482.SQ.FTS.B, 5.762%, 2/02/35 .... 3,169 –
a,b
6903390.SQ.FTS.B, 5.442%, 2/04/35 .... 6,892 –
a,b
6901684.SQ.FTS.B, 6.257%, 2/04/35 .... 2,747 –
a,b
6903487.SQ.FTS.B, 6.413%, 2/04/35 .... 8,552 15
a,b
6912511.SQ.FTS.B, 5.754%, 2/09/35 .... 13,290 1
a,b
6918684.SQ.FTS.B, 4.937%, 2/10/35 .... 41,388 –
a,b
6916843.SQ.FTS.B, 6.003%, 2/10/35 .... 4,830 –
a,b
6917870.SQ.FTS.B, 6.257%, 2/10/35 .... 2,669 1
a,b
6919873.SQ.FTS.B, 5.187%, 2/11/35 .... 1,223 –
a,b
6920256.SQ.FTS.B, 6.007%, 2/11/35 .... 9,169 –
a,b
6920356.SQ.FTS.B, 6.407%, 2/11/35 .... 580 –
a,b
6922314.SQ.FTS.B, 5.565%, 2/14/35 .... 14,464 –
a,b
6936577.SQ.FTS.B, 5.377%, 2/17/35 .... 2,714 –
a,b
6935560.SQ.FTS.B, 5.747%, 2/17/35 .... 1,794 –
a,b
6938046.SQ.FTS.B, 4.652%, 2/18/35 .... 2,723 –
a,b
6941294.SQ.FTS.B, 4.94%, 2/19/35 ..... 4,003 –
a,b
6941545.SQ.FTS.B, 5.189%, 2/19/35 .... 3,472 –
a,b
6941280.SQ.FTS.B, 5.991%, 2/19/35 .... 1,029 –
a,b
6942187.SQ.FTS.B, 5.189%, 2/20/35 .... 2,732 –
a,b
6944390.SQ.FTS.B, 5.187%, 2/21/35 .... 2,510 –
a,b
6943108.SQ.FTS.B, 6.251%, 2/21/35 .... 1,826 –
a,b
6949328.SQ.FTS.B, 5.445%, 2/22/35 .... 5,721 –
a,b
6955667.SQ.FTS.B, 5.436%, 2/24/35 .... 107 –
a,b
6957595.SQ.FTS.B, 5.442%, 2/24/35 .... 2,541 –
a,b
6955514.SQ.FTS.B, 5.746%, 2/24/35 .... 2,666 –
a,b
6962075.SQ.FTS.B, 4.735%, 2/25/35 .... 391 –
a,b
6958559.SQ.FTS.B, 6.163%, 2/25/35 .... 14,245 1
a,b
6963451.SQ.FTS.B, 5.998%, 2/27/35 .... 1,876 –
a,b
6969701.SQ.FTS.B, 4.937%, 2/28/35 .... 11,360 –
a,b
6965888.SQ.FTS.B, 5.189%, 2/28/35 .... 1,187 –
a,b
6977932.SQ.FTS.B, 5.552%, 2/28/35 .... 1,435 –
a,b
6967265.SQ.FTS.B, 5.567%, 2/28/35 .... 21,768 –
a,b
6965159.SQ.FTS.B, 5.753%, 2/28/35 .... 6,724 –
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
6966807.SQ.FTS.B, 5.756%, 2/28/35 .... $ 14,197 $ –
a,b
6973530.SQ.FTS.B, 6.271%, 2/28/35 .... 1,364 –
a,b
6971273.SQ.FTS.B, 6.422%, 2/28/35 .... 771 –
a,b
6983671.SQ.FTS.B, 5.189%, 3/01/35 .... 5,611 –
a,b
6982903.SQ.FTS.B, 5.564%, 3/01/35 .... 3,016 –
a,b
6985220.SQ.FTS.B, 5.398%, 3/02/35 .... 458 –
a,b
6985273.SQ.FTS.B, 6.415%, 3/02/35 .... 997 –
a,b
6985777.SQ.FTS.B, 5.451%, 3/03/35 .... 755 –
a,b
6986211.SQ.FTS.B, 6.259%, 3/03/35 .... 2,111 –
a,b
6987677.SQ.FTS.B, 5.409%, 3/05/35 .... 107 –
a,b
6989032.SQ.FTS.B, 5.754%, 3/05/35 .... 475 –
a,b
6990296.SQ.FTS.B, 6.005%, 3/05/35 .... 4,702 –
a,b
6993196.SQ.FTS.B, 5.381%, 3/06/35 .... 2,107 –
a,b
6991196.SQ.FTS.B, 5.437%, 3/06/35 .... 8,279 –
a,b
6991595.SQ.FTS.B, 5.76%, 3/06/35 ..... 5,054 –
a,b
6996992.SQ.FTS.B, 5.377%, 3/07/35 .... 26,963 1
a,b
7001929.SQ.FTS.B, 5.189%, 3/08/35 .... 13,810 –
a,b
7002610.SQ.FTS.B, 6.007%, 3/09/35 .... 17,254 –
a,b
7002426.SQ.FTS.B, 6.179%, 3/09/35 .... 441 –
a,b
7005506.SQ.FTS.B, 5.378%, 3/11/35 .... 18,115 –
a,b
7008617.SQ.FTS.B, 6.161%, 3/12/35 .... 3,028 –
a,b
7009259.SQ.FTS.B, 6.255%, 3/12/35 .... 3,012 –
a,b
7012805.SQ.FTS.B, 5.988%, 3/13/35 .... 522 –
a,b
7019673.SQ.FTS.B, 5.581%, 3/14/35 .... 1,295 –
a,b
7025124.SQ.FTS.B, 4.744%, 3/16/35 .... 1,689 –
a,b
7025111.SQ.FTS.B, 5.439%, 3/16/35 .... 513 –
a,b
7025788.SQ.FTS.B, 6.255%, 3/17/35 .... 11,440 –
a,b
7026048.SQ.FTS.B, 6.268%, 3/17/35 .... 598 –
a,b
7028614.SQ.FTS.B, 4.717%, 3/18/35 .... 78 –
a,b
7027254.SQ.FTS.B, 4.752%, 3/18/35 .... 1,929 –
a,b
7028576.SQ.FTS.B, 5.457%, 3/18/35 .... 32 –
a,b
7027686.SQ.FTS.B, 5.768%, 3/18/35 .... 1,246 –
a,b
7027442.SQ.FTS.B, 6.006%, 3/18/35 .... 893 –
a,b
7032162.SQ.FTS.B, 4.742%, 3/19/35 .... 565 –
a,b
7039769.SQ.FTS.B, 6.005%, 3/21/35 .... 3,895 –
a,b
7040905.SQ.FTS.B, 6.007%, 3/21/35 .... 22,019 1
a,b
7047140.SQ.FTS.B, 4.75%, 3/23/35 ..... 2,597 –
a,b
7050581.SQ.FTS.B, 5.375%, 3/25/35 .... 8,131 –
a,b
7050136.SQ.FTS.B, 6.253%, 3/25/35 .... 3,652 –
a,b
7056063.SQ.FTS.B, 4.935%, 3/27/35 .... 174 –
a,b
7055970.SQ.FTS.B, 6.01%, 3/27/35 ..... 786 –
a,b
7066194.SQ.FTS.B, 5.377%, 3/29/35 .... 28,131 2
a,b
7064997.SQ.FTS.B, 5.761%, 3/29/35 .... 2,134 –
a,b
7065185.SQ.FTS.B, 5.763%, 3/29/35 .... 1,401 –
a,b
7068868.SQ.FTS.B, 5.445%, 3/30/35 .... 1,970 –
a,b
7069196.SQ.FTS.B, 5.446%, 4/01/35 .... 461 –

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a,b
7071249.SQ.FTS.B, 6.416%, 4/02/35 .... $ 7,885 $ –
a,b
7075884.SQ.FTS.B, 5.438%, 4/03/35 .... 4,223 –
a,b
7078893.SQ.FTS.B, 5.568%, 4/04/35 .... 13,551 –
a,b
7085122.SQ.FTS.B, 6.164%, 4/05/35 .... 2,518 –
a,b
7088413.SQ.FTS.B, 6.289%, 4/05/35 .... 185 –
a,b
7092138.SQ.FTS.B, 5.188%, 4/06/35 .... 5,761 –
a,b
7093323.SQ.FTS.B, 5.438%, 4/08/35 .... 1,093 –
a,b
7097479.SQ.FTS.B, 5.565%, 4/10/35 .... 9,363 –
a,b
7101561.SQ.FTS.B, 4.937%, 4/11/35 .... 27,006 –
a,b
7113376.SQ.FTS.B, 5.368%, 4/15/35 .... 844 –
a,b
7118185.SQ.FTS.B, 5.751%, 4/17/35 .... 4,678 –
a,b
7121348.SQ.FTS.B, 6.003%, 4/17/35 .... 1,474 –
a,b
7124599.SQ.FTS.B, 4.937%, 4/18/35 .... 38,369 1
a,b
7124204.SQ.FTS.B, 5.74%, 4/18/35 ..... 545 –
a,b
7135706.SQ.FTS.B, 4.707%, 4/19/35 .... 608 –
a,b
7128660.SQ.FTS.B, 5.37%, 4/19/35 ..... 1,168 –
a,b
7135686.SQ.FTS.B, 5.439%, 4/19/35 .... 376 –
a,b
7135696.SQ.FTS.B, 5.468%, 4/19/35 .... 190 –
a,b
7141603.SQ.FTS.B, 5.191%, 4/21/35 .... 2,734 –
a,b
7147299.SQ.FTS.B, 5.377%, 4/23/35 .... 12,972 –
a,b
7154213.SQ.FTS.B, 5.189%, 4/25/35 .... 811 –
a,b
7153341.SQ.FTS.B, 5.756%, 4/25/35 .... 6,870 1
a,b
7161885.SQ.FTS.B, 5.562%, 4/27/35 .... 6,709 –
a,b
7163945.SQ.FTS.B, 5.754%, 4/27/35 .... 3,045 –
a,b
7162414.SQ.FTS.B, 5.758%, 4/27/35 .... 526 –
a,b
7164732.SQ.FTS.B, 6.175%, 4/28/35 .... 197 –
a,b
7173037.SQ.FTS.B, 5.572%, 4/30/35 .... 3,983 –
a,b
7172761.SQ.FTS.B, 6.258%, 4/30/35 .... 5,904 –
a,b
7180248.SQ.FTS.B, 5.379%, 5/02/35 .... 12,879 –
a,b
7185609.SQ.FTS.B, 4.94%, 5/03/35 ..... 2,798 –
a,b
7187139.SQ.FTS.B, 5.374%, 5/03/35 .... 2,571 –
a,b
7188015.SQ.FTS.B, 5.197%, 5/04/35 .... 2,620 –
a,b
7192505.SQ.FTS.B, 6.414%, 5/06/35 .... 704 –
a,b
7196193.SQ.FTS.B, 5.185%, 5/07/35 .... 2,811 –
a,b
7199286.SQ.FTS.B, 5.754%, 5/08/35 .... 19,004 –
a,b
7197712.SQ.FTS.B, 6.411%, 5/08/35 .... 4,332 –
a,b
7203363.SQ.FTS.B, 5.189%, 5/09/35 .... 8,775 –
a,b
7205388.SQ.FTS.B, 5.759%, 5/09/35 .... 4,440 –
a,b
7210899.SQ.FTS.B, 6.006%, 5/11/35 .... 25,899 –
a,b
7219666.SQ.FTS.B, 4.744%, 5/14/35 .... 3,640 –
a,b
7220564.SQ.FTS.B, 5.432%, 5/14/35 .... 1,109 –
a,b
7220676.SQ.FTS.B, 5.987%, 5/14/35 .... 1,149 –
a,b
7222126.SQ.FTS.B, 4.654%, 5/15/35 .... 10,174 –
a,b
7222571.SQ.FTS.B, 5.195%, 5/15/35 .... 1,606 –
a,b
7229617.SQ.FTS.B, 5.44%, 5/16/35 ..... 4,248 –
a,b
7231172.SQ.FTS.B, 4.656%, 5/17/35 .... 1,011 –
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
7238134.SQ.FTS.B, 5.762%, 5/20/35 .... $ 1,439 $ –
a,b
7240071.SQ.FTS.B, 5.996%, 5/20/35 .... 744 –
a,b
7242591.SQ.FTS.B, 5.193%, 5/21/35 .... 906 –
a,b
7249019.SQ.FTS.B, 6.005%, 5/22/35 .... 11,562 1
a,b
7251914.SQ.FTS.B, 4.941%, 5/23/35 .... 4,096 –
a,b
7262080.SQ.FTS.B, 6.006%, 5/28/35 .... 56,215 –
a,b
7267389.SQ.FTS.B, 6.019%, 5/29/35 .... 651 –
a,b
7269980.SQ.FTS.B, 5.441%, 5/30/35 .... 4,307 12
a,b
7275203.SQ.FTS.B, 6.259%, 6/01/35 .... 4,292 2
a,b
7277957.SQ.FTS.B, 6.006%, 6/02/35 .... 1,696 –
a,b
7288280.SQ.FTS.B, 5.378%, 6/06/35 .... 3,733 –
a,b
7289262.SQ.FTS.B, 5.56%, 6/06/35 ..... 4,382 –
a,b
7296575.SQ.FTS.B, 5.569%, 6/07/35 .... 5,158 3
a,b
7303557.SQ.FTS.B, 5.384%, 6/10/35 .... 702 1
a,b
7306657.SQ.FTS.B, 5.566%, 6/11/35 .... 12,522 9
a,b
7305713.SQ.FTS.B, 6.006%, 6/11/35 .... 1,687 1
a,b
7313394.SQ.FTS.B, 5.189%, 6/12/35 .... 6,942 2
a,b
7314028.SQ.FTS.B, 5.565%, 6/12/35 .... 12,817 6
a,b
7309149.SQ.FTS.B, 6.257%, 6/12/35 .... 11,133 413
a,b
7316316.SQ.FTS.B, 5.439%, 6/13/35 .... 7,722 3
a,b
7327011.SQ.FTS.B, 5.755%, 6/15/35 .... 4,808 1
a,b
7332055.SQ.FTS.B, 4.652%, 6/18/35 .... 2,381 147
a,b
7333444.SQ.FTS.B, 5.758%, 6/18/35 .... 3,031 5
a,b
7334250.SQ.FTS.B, 6.289%, 6/18/35 .... 760 1
a,b
7335968.SQ.FTS.B, 5.379%, 6/19/35 .... 7,165 3
a,b
7336967.SQ.FTS.B, 6.41%, 6/19/35 ..... 4,561 2
a,b
7340626.SQ.FTS.B, 5.438%, 6/20/35 .... 407 3
a,b
7340672.SQ.FTS.B, 5.755%, 6/20/35 .... 21,574 –
a,b
7347685.SQ.FTS.B, 5.449%, 6/21/35 .... 657 9
a,b
7347201.SQ.FTS.B, 5.742%, 6/21/35 .... 738 1
a,b
7348507.SQ.FTS.B, 4.938%, 6/22/35 .... 2,451 1
a,b
7351847.SQ.FTS.B, 6.006%, 6/23/35 .... 5,842 3
a,b
7351639.SQ.FTS.B, 6.164%, 6/23/35 .... 3,152 5
a,b
7353529.SQ.FTS.B, 6.25%, 6/25/35 ..... 1,275 –
a,b
7353683.SQ.FTS.B, 6.256%, 6/25/35 .... 1,229 1
a,b
7353412.SQ.FTS.B, 6.402%, 6/25/35 .... 101 –
a,b
7360226.SQ.FTS.B, 4.654%, 6/27/35 .... 13,891 20
a,b
7361057.SQ.FTS.B, 5.558%, 6/27/35 .... 52 3
a,b
7366336.SQ.FTS.B, 4.655%, 6/28/35 .... 4,998 4
a,b
7367489.SQ.FTS.B, 5.569%, 6/29/35 .... 1,709 1
a,b
7371639.SQ.FTS.B, 4.941%, 6/30/35 .... 2,271 63
a,b
7370441.SQ.FTS.B, 5.379%, 6/30/35 .... 9,362 8
a,b
7370806.SQ.FTS.B, 5.468%, 6/30/35 .... 595 –
a,b
7372112.SQ.FTS.B, 5.754%, 7/01/35 .... 4,946 2
a,b
7372906.SQ.FTS.B, 5.754%, 7/02/35 .... 11,654 6
a,b
7373979.SQ.FTS.B, 5.997%, 7/02/35 .... 594 –

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a,b
7378207.SQ.FTS.B, 6.009%, 7/03/35 .... $ 9,549 $ 3
a,b
7378054.SQ.FTS.B, 6.259%, 7/03/35 .... 372 49
a,b
7380824.SQ.FTS.B, 4.753%, 7/04/35 .... 1,279 –
a,b
7382858.SQ.FTS.B, 5.382%, 7/04/35 .... 4,780 9
a,b
7384366.SQ.FTS.B, 5.444%, 7/05/35 .... 2,246 2
a,b
7385423.SQ.FTS.B, 6.006%, 7/05/35 .... 1,828 2
a,b
7390664.SQ.FTS.B, 5.19%, 7/08/35 ..... 10,504 7
a,b
7389557.SQ.FTS.B, 5.38%, 7/08/35 ..... 427 –
a,b
7396701.SQ.FTS.B, 5.567%, 7/10/35 .... 3,637 8
a,b
7395779.SQ.FTS.B, 6.005%, 7/10/35 .... 12,121 3
a,b
7403168.SQ.FTS.B, 5.38%, 7/11/35 ..... 7,909 11
a,b
7406047.SQ.FTS.B, 6.027%, 7/12/35 .... 1,167 2
a,b
7408049.SQ.FTS.B, 4.924%, 7/15/35 .... 1,733 2
a,b
7408322.SQ.FTS.B, 5.565%, 7/15/35 .... 8,489 4
a,b
7410978.SQ.FTS.B, 4.747%, 7/16/35 .... 1,609 1
a,b
7436351.SQ.FTS.B, 5.754%, 7/25/35 .... 9,358 5
a,b
7441240.SQ.FTS.B, 4.745%, 7/26/35 .... 3,314 4
a,b
7439758.SQ.FTS.B, 5.379%, 7/26/35 .... 5,557 3
a,b
7442460.SQ.FTS.B, 5.193%, 7/27/35 .... 1,313 1
a,b
7442087.SQ.FTS.B, 6.191%, 7/27/35 .... 681 –
a,b
7442292.SQ.FTS.B, 6.268%, 7/27/35 .... 635 1
a,b
7447150.SQ.FTS.B, 5.568%, 7/29/35 .... 3,715 7
a,b
7450900.SQ.FTS.B, 5.442%, 7/30/35 .... 336 20
a,b
7461507.SQ.FTS.B, 5.378%, 8/02/35 .... 21,883 49
a,b
7462684.SQ.FTS.B, 6.003%, 8/02/35 .... 1,215 3
a,b
7461437.SQ.FTS.B, 6.412%, 8/02/35 .... 1,125 3
a,b
7463744.SQ.FTS.B, 5.378%, 8/04/35 .... 2,237 6
a,b
7466589.SQ.FTS.B, 5.567%, 8/05/35 .... 7,091 13
a,b
7466750.SQ.FTS.B, 6.257%, 8/05/35 .... 4,423 6
a,b
7469860.SQ.FTS.B, 6.258%, 8/06/35 .... 5,369 6
a,b
7472610.SQ.FTS.B, 4.937%, 8/07/35 .... 11,394 679
a,b
7474077.SQ.FTS.B, 5.749%, 8/07/35 .... 364 1
a,b
7478694.SQ.FTS.B, 5.192%, 8/08/35 .... 5,259 172
a,b
7478441.SQ.FTS.B, 6.008%, 8/08/35 .... 1,070 1
a,b
7481878.SQ.FTS.B, 5.561%, 8/09/35 .... 2,953 4
a,b
7483153.SQ.FTS.B, 5.747%, 8/09/35 .... 1,034 8
a,b
7484605.SQ.FTS.B, 4.75%, 8/11/35 ..... 3,161 4
a,b
7484169.SQ.FTS.B, 6.416%, 8/11/35 .... 9,733 61
a,b
7485016.SQ.FTS.B, 5.378%, 8/12/35 .... 215 25
a,b
7487387.SQ.FTS.B, 5.75%, 8/12/35 ..... 3,973 13
a,b
7490950.SQ.FTS.B, 5.566%, 8/13/35 .... 4,533 7
a,b
7506333.SQ.FTS.B, 5.438%, 8/16/35 .... 591 1
a,b
7530073.SQ.FTS.B, 5.75%, 8/24/35 ..... 3,686 5
a,b
7531240.SQ.FTS.B, 6.017%, 8/25/35 .... 1,180 1
a,b
7530940.SQ.FTS.B, 6.172%, 8/25/35 .... 1,322 2
a,b
7535771.SQ.FTS.B, 5.377%, 8/27/35 .... 12,186 21
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
7541816.SQ.FTS.B, 6.264%, 8/28/35 .... $ 698 $ 8
a,b
7548813.SQ.FTS.B, 5.757%, 8/29/35 .... 6,364 15
a,b
7554908.SQ.FTS.B, 5.562%, 9/02/35 .... 1,474 17
a,b
7555230.SQ.FTS.B, 6.175%, 9/02/35 .... 199 –
a,b
7556670.SQ.FTS.B, 6.261%, 9/03/35 .... 829 3
a,b
7564905.SQ.FTS.B, 5.757%, 9/05/35 .... 1,505 3
a,b
7566244.SQ.FTS.B, 4.776%, 9/06/35 .... 308 1
a,b
7568291.SQ.FTS.B, 5.379%, 9/06/35 .... 283 1
a,b
7566782.SQ.FTS.B, 5.565%, 9/06/35 .... 6,213 21
a,b
7572492.SQ.FTS.B, 4.653%, 9/07/35 .... 5,502 19
a,b
7571635.SQ.FTS.B, 5.379%, 9/07/35 .... 7,183 4
a,b
7575416.SQ.FTS.B, 6.004%, 9/08/35 .... 1,622 6
a,b
7578838.SQ.FTS.B, 5.758%, 9/09/35 .... 5,514 776
a,b
7583811.SQ.FTS.B, 4.654%, 9/11/35 .... 1,993 8
a,b
7585646.SQ.FTS.B, 5.577%, 9/12/35 .... 2,998 3
a,b
7586174.SQ.FTS.B, 6.166%, 9/12/35 .... 2,624 7
a,b
7596132.SQ.FTS.B, 5.565%, 9/14/35 .... 15,381 16
a,b
7593321.SQ.FTS.B, 5.749%, 9/14/35 .... 3,989 4
a,b
7593404.SQ.FTS.B, 6.01%, 9/14/35 ..... 1,036 70
a,b
7600963.SQ.FTS.B, 5.759%, 9/16/35 .... 4,304 5
a,b
7602291.SQ.FTS.B, 6.007%, 9/18/35 .... 26,123 35
a,b
7605951.SQ.FTS.B, 6.003%, 9/19/35 .... 2,094 9
a,b
7612178.SQ.FTS.B, 4.756%, 9/20/35 .... 2,687 6
a,b
7611808.SQ.FTS.B, 5.759%, 9/20/35 .... 3,871 8
a,b
7616218.SQ.FTS.B, 6.166%, 9/21/35 .... 385 1
a,b
7618103.SQ.FTS.B, 4.657%, 9/22/35 .... 3,603 8
a,b
7618821.SQ.FTS.B, 5.549%, 9/22/35 .... 464 1
a,b
7620736.SQ.FTS.B, 5.999%, 9/22/35 .... 2,920 6
a,b
7618459.SQ.FTS.B, 6.261%, 9/22/35 .... 6,239 17
a,b
7623486.SQ.FTS.B, 5.995%, 9/25/35 .... 862 4
a,b
7631309.SQ.FTS.B, 4.654%, 9/27/35 .... 304 66
a,b
7633336.SQ.FTS.B, 5.189%, 9/27/35 .... 27,598 93
a,b
7631341.SQ.FTS.B, 6.009%, 9/27/35 .... 4,005 10
a,b
7630437.SQ.FTS.B, 6.26%, 9/27/35 ..... 3,990 13
a,b
7643773.SQ.FTS.B, 5.188%, 9/30/35 .... 4,718 16
a,b
7649087.SQ.FTS.B, 5.378%, 10/01/35 ... 9,266 18
a,b
7648074.SQ.FTS.B, 5.379%, 10/01/35 ... 1,647 19
a,b
7647640.SQ.FTS.B, 6.412%, 10/01/35 ... 5,142 14
a,b
7652433.SQ.FTS.B, 5.189%, 10/02/35 ... 33,294 81
a,b
7656279.SQ.FTS.B, 5.189%, 10/03/35 ... 14,676 3,217
a,b
7656835.SQ.FTS.B, 5.189%, 10/03/35 ... 3,129 792
a,b
7657031.SQ.FTS.B, 5.597%, 10/03/35 ... 412 2
a,b
7668700.SQ.FTS.B, 5.572%, 10/06/35 ... 1,857 6
a,b
7672063.SQ.FTS.B, 5.93%, 10/08/35 .... 642 2
a,b
7673560.SQ.FTS.B, 6%, 10/08/35 ....... 1,534 15
a,b
7673962.SQ.FTS.B, 5.722%, 10/09/35 ... 2,037 497

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a,b
7680242.SQ.FTS.B, 4.937%, 10/10/35 ... $ 16,681 $ 35
a,b
7679932.SQ.FTS.B, 4.938%, 10/10/35 ... 19,659 50
a,b
7678020.SQ.FTS.B, 6.26%, 10/10/35 .... 2,311 9
a,b
7689723.SQ.FTS.B, 6.259%, 10/13/35 ... 4,931 9
a,b
7690365.SQ.FTS.B, 5.188%, 10/14/35 ... 12,369 43
a,b
7703931.SQ.FTS.B, 4.753%, 10/18/35 ... 1,959 6
a,b
7705636.SQ.FTS.B, 6.162%, 10/19/35 ... 817 4
a,b
7707263.SQ.FTS.B, 5.346%, 10/21/35 ... 11,690 28
a,b
7721658.SQ.FTS.B, 5.377%, 10/25/35 ... 7,766 21
a,b
7723857.SQ.FTS.B, 6.511%, 10/25/35 ... 216 15
a,b
7725971.SQ.FTS.B, 4.754%, 10/26/35 ... 3,081 10
a,b
7726791.SQ.FTS.B, 5.09%, 10/26/35 .... 2,036 10
a,b
7726860.SQ.FTS.B, 5.103%, 10/26/35 ... 968 8
a,b
7730750.SQ.FTS.B, 5.346%, 10/27/35 ... 32,835 167
a,b
7736276.SQ.FTS.B, 4.787%, 10/29/35 ... 924 5
a,b
7741295.SQ.FTS.B, 5.339%, 10/30/35 ... 1,832 9
a,b
7743177.SQ.FTS.B, 5.912%, 11/01/35 ... 10,923 33
a,b
7745686.SQ.FTS.B, 5.913%, 11/01/35 ... 1,881 17
a,b
7750529.SQ.FTS.B, 4.778%, 11/02/35 ... 2,067 15
a,b
7752431.SQ.FTS.B, 4.78%, 11/02/35 .... 1,018 308
a,b
7758233.SQ.FTS.B, 5.097%, 11/04/35 ... 288 89
a,b
7759395.SQ.FTS.B, 5.438%, 11/05/35 ... 1,671 12
a,b
7767426.SQ.FTS.B, 4.754%, 11/07/35 ... 1,600 5
a,b
7771470.SQ.FTS.B, 5.91%, 11/08/35 .... 1,812 162
a,b
7771118.SQ.FTS.B, 6.162%, 11/08/35 .... 11,006 38
a,b
7777130.SQ.FTS.B, 5.722%, 11/09/35 ... 6,864 15
a,b
7778609.SQ.FTS.B, 5.913%, 11/10/35 ... 6,564 47
a,b
7782728.SQ.FTS.B, 6.163%, 11/12/35 ... 7,422 1,625
a,b
7787720.SQ.FTS.B, 4.734%, 11/13/35 ... 509 2
a,b
7786619.SQ.FTS.B, 5.915%, 11/13/35 ... 4,392 10
a,b
7789785.SQ.FTS.B, 5.346%, 11/14/35 ... 1,184 11
a,b
7799914.SQ.FTS.B, 4.748%, 11/16/35 ... 13,481 62
a,b
7800202.SQ.FTS.B, 5.344%, 11/17/35 ... 10,005 33
a,b
7801213.SQ.FTS.B, 6.154%, 11/17/35 ... 1,802 10
a,b
7804801.SQ.FTS.B, 6.163%, 11/18/35 ... 17,812 56
a,b
7805105.SQ.FTS.B, 5.348%, 11/19/35 ... 3,618 25
a,b
7806254.SQ.FTS.B, 4.78%, 11/20/35 .... 1,973 175
a,b
7811989.SQ.FTS.B, 4.717%, 11/21/35 ... 467 2
a,b
7812032.SQ.FTS.B, 5.538%, 11/21/35 ... 721 7
a,b
7811277.SQ.FTS.B, 6.164%, 11/21/35 ... 512 4
a,b
7816657.SQ.FTS.B, 6.164%, 11/22/35 ... 1,034 9
a,b
7826584.SQ.FTS.B, 5.444%, 11/24/35 ... 4,735 22
a,b
7825597.SQ.FTS.B, 6.156%, 11/24/35 ... 2,444 17
a,b
7838689.SQ.FTS.B, 5.912%, 11/29/35 ... 12,720 3,922
a,b
7839709.SQ.FTS.B, 6.463%, 11/29/35 ... 684 4
a,b
7853646.SQ.FTS.B, 4.78%, 12/03/35 .... 725 297
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
7856900.SQ.FTS.B, 6.162%, 12/04/35 ... $ 2,525 $ 21
a,b
7863894.SQ.FTS.B, 4.751%, 12/05/35 ... 3,495 440
a,b
7868430.SQ.FTS.B, 5.092%, 12/06/35 ... 2,574 30
a,b
7869279.SQ.FTS.B, 6.134%, 12/06/35 ... 223 2
a,b
7869425.SQ.FTS.B, 6.154%, 12/06/35 ... 450 160
a,b
7868834.SQ.FTS.B, 6.284%, 12/06/35 ... 2,780 23
a,b
7873942.SQ.FTS.B, 6.507%, 12/08/35 ... 715 6
a,b
7874931.SQ.FTS.B, 5.348%, 12/09/35 ... 1,670 21
a,b
7875074.SQ.FTS.B, 5.91%, 12/09/35 .... 2,664 26
a,b
7876689.SQ.FTS.B, 5.098%, 12/10/35 ... 4,269 48
a,b
7882477.SQ.FTS.B, 6.166%, 12/11/35 ... 2,881 23
a,b
7884810.SQ.FTS.B, 4.728%, 12/12/35 ... 1,095 6
a,b
7891927.SQ.FTS.B, 4.729%, 12/13/35 ... 450 4
a,b
7889784.SQ.FTS.B, 6.168%, 12/13/35 ... 2,381 22
a,b
7898972.SQ.FTS.B, 4.78%, 12/15/35 .... 4,676 1,964
a,b
7899837.SQ.FTS.B, 4.752%, 12/16/35 ... 3,998 37
a,b
7899916.SQ.FTS.B, 5.346%, 12/16/35 ... 1,376 536
a,b
7901578.SQ.FTS.B, 5.535%, 12/17/35 ... 1,306 100
a,b
7914492.SQ.FTS.B, 5.907%, 12/20/35 ... 576 6
a,b
7912392.SQ.FTS.B, 6.164%, 12/20/35 ... 187 64
a,b
7918484.SQ.FTS.B, 4.745%, 12/21/35 ... 4,063 21
a,b
7915836.SQ.FTS.B, 4.781%, 12/21/35 ... 2,661 32
a,b
7919391.SQ.FTS.B, 5.921%, 12/22/35 ... 393 63
a,b
7919249.SQ.FTS.B, 6.171%, 12/22/35 ... 2,440 305
a,b
7924093.SQ.FTS.B, 5.346%, 12/24/35 ... 5,410 1,998
a,b
7931938.SQ.FTS.B, 4.757%, 12/26/35 ... 1,074 7
a,b
7928332.SQ.FTS.B, 6.144%, 12/26/35 ... 468 6
a,b
7929817.SQ.FTS.B, 6.164%, 12/26/35 ... 994 8
a,b
7936898.SQ.FTS.B, 5.446%, 12/27/35 ... 788 5
a,b
7936014.SQ.FTS.B, 5.913%, 12/27/35 ... 17,355 183
a,b
7938565.SQ.FTS.B, 6.294%, 12/28/35 ... 1,147 161
a,b
7942328.SQ.FTS.B, 4.759%, 12/29/35 ... 2,917 18
a,b
7942380.SQ.FTS.B, 5.726%, 12/29/35 ... 1,280 567
a,b
7943096.SQ.FTS.B, 6.162%, 12/30/35 ... 6,986 746
a,b
7942994.SQ.FTS.B, 6.178%, 12/30/35 ... 531 4
a,b
7946958.SQ.FTS.B, 4.75%, 1/01/36 ..... 4,192 44
a,b
7944951.SQ.FTS.B, 4.762%, 1/01/36 .... 688 8
a,b
7945338.SQ.FTS.B, 4.78%, 1/01/36 ..... 4,996 818
a,b
7944011.SQ.FTS.B, 4.784%, 1/01/36 .... 1,767 192
a,b
7947625.SQ.FTS.B, 6.163%, 1/01/36 .... 1,915 14
a,b
7951311.SQ.FTS.B, 4.777%, 1/02/36 .... 537 4
a,b
7951847.SQ.FTS.B, 5.094%, 1/02/36 .... 21,879 7,487
a,b
7952600.SQ.FTS.B, 5.35%, 1/02/36 ..... 5,840 69
a,b
7951787.SQ.FTS.B, 5.407%, 1/02/36 .... 997 4
a,b
7951448.SQ.FTS.B, 5.444%, 1/02/36 .... 2,679 41
a,b
7951324.SQ.FTS.B, 5.535%, 1/02/36 .... 294 4

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a,b
7950492.SQ.FTS.B, 6.475%, 1/02/36 .... $ 4,103 $ 40
a,b
7955770.SQ.FTS.B, 4.78%, 1/03/36 ..... 11,019 160
a,b
7957118.SQ.FTS.B, 5.091%, 1/03/36 .... 2,599 419
a,b
7957265.SQ.FTS.B, 5.915%, 1/03/36 .... 764 87
a,b
7970899.SQ.FTS.B, 5.349%, 1/09/36 .... 8,001 93
a,b
7971514.SQ.FTS.B, 5.436%, 1/09/36 .... 3,454 39
a,b
7971048.SQ.FTS.B, 5.739%, 1/09/36 .... 483 222
a,b
7971074.SQ.FTS.B, 6.164%, 1/09/36 .... 4,437 621
a,b
7980290.SQ.FTS.B, 5.346%, 1/11/36 .... 18,424 238
a,b
7981977.SQ.FTS.B, 5.917%, 1/12/36 .... 2,349 40
a,b
7983412.SQ.FTS.B, 5.92%, 1/12/36 ..... 1,117 9
a,b
7981527.SQ.FTS.B, 6.164%, 1/12/36 .... 2,038 31
a,b
7984094.SQ.FTS.B, 4.776%, 1/13/36 .... 632 107
a,b
7984186.SQ.FTS.B, 6.162%, 1/13/36 .... 1,037 159
a,b
7984217.SQ.FTS.B, 6.491%, 1/13/36 .... 1,790 210
a,b
7985368.SQ.FTS.B, 5.436%, 1/14/36 .... 2,239 300
a,b
7987855.SQ.FTS.B, 4.735%, 1/15/36 .... 1,031 12
a,b
7987790.SQ.FTS.B, 4.78%, 1/15/36 ..... 562 271
a,b
7987273.SQ.FTS.B, 5.357%, 1/15/36 .... 1,447 28
a,b
7991684.SQ.FTS.B, 4.775%, 1/16/36 .... 3,015 24
a,b
8000882.SQ.FTS.B, 5.913%, 1/17/36 .... 14,351 170
a,b
7993734.SQ.FTS.B, 6.147%, 1/17/36 .... 624 5
a,b
8004901.SQ.FTS.B, 5.355%, 1/18/36 .... 120 21
a,b
8004961.SQ.FTS.B, 6.166%, 1/18/36 .... 12,843 91
a,b
8007977.SQ.FTS.B, 6.172%, 1/19/36 .... 1,517 19
a,b
8009940.SQ.FTS.B, 4.745%, 1/20/36 .... 1,160 563
a,b
8014750.SQ.FTS.B, 5.716%, 1/22/36 .... 3,086 21
a,b
8013310.SQ.FTS.B, 5.723%, 1/22/36 .... 38,986 842
a,b
8016211.SQ.FTS.B, 5.451%, 1/23/36 .... 2,578 16
a,b
8016338.SQ.FTS.B, 5.525%, 1/23/36 .... 429 32
a,b
8029246.SQ.FTS.B, 4.78%, 1/26/36 ..... 25,021 348
a,b
8049787.SQ.FTS.B, 4.758%, 2/01/36 .... 112 1
a,b
8046718.SQ.FTS.B, 5.354%, 2/01/36 .... 2,330 35
a,b
8048248.SQ.FTS.B, 5.535%, 2/01/36 .... 10,638 1,520
a,b
8053068.SQ.FTS.B, 4.749%, 2/02/36 .... 762 6
a,b
8058200.SQ.FTS.B, 4.739%, 2/05/36 .... 634 6
a,b
8060490.SQ.FTS.B, 4.78%, 2/06/36 ..... 1,882 23
a,b
8063150.SQ.FTS.B, 5.911%, 2/06/36 .... 30,449 3,064
a,b
8073414.SQ.FTS.B, 5.095%, 2/09/36 .... 7,891 106
a,b
8076658.SQ.FTS.B, 5.428%, 2/10/36 .... 290 33
a,b
8087504.SQ.FTS.B, 4.749%, 2/14/36 .... 869 16
a,b
8084982.SQ.FTS.B, 5.35%, 2/14/36 ..... 2,214 36
a,b
8084848.SQ.FTS.B, 6.17%, 2/14/36 ..... 588 6
a,b
8093270.SQ.FTS.B, 4.78%, 2/15/36 ..... 3,442 1,989
a,b
8099047.SQ.FTS.B, 4.747%, 2/19/36 .... 4,041 37
a,b
8100556.SQ.FTS.B, 6.289%, 2/19/36 .... 1,091 11
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
8107707.SQ.FTS.B, 4.762%, 2/21/36 .... $ 762 $ 8
a,b
8107578.SQ.FTS.B, 4.78%, 2/21/36 ..... 212 128
a,b
8112993.SQ.FTS.B, 4.78%, 2/22/36 ..... 3,243 72
a,b
8116985.SQ.FTS.B, 5.346%, 2/23/36 .... 397 233
a,b
8117025.SQ.FTS.B, 5.43%, 2/23/36 ..... 327 168
a,b
8117644.SQ.FTS.B, 6.132%, 2/23/36 .... 211 107
a,b
8119327.SQ.FTS.B, 6.152%, 2/24/36 .... 476 204
a,b
8119812.SQ.FTS.B, 4.778%, 2/25/36 .... 379 210
a,b
8130671.SQ.FTS.B, 4.78%, 2/28/36 ..... 67,036 4,825
a,b
8143126.SQ.FTS.B, 5.66%, 2/28/36 ..... 8,792 4,313
a,b
8136487.SQ.FTS.B, 6.145%, 2/28/36 .... 2,070 22
a,b
8134991.SQ.FTS.B, 6.422%, 2/28/36 .... 11,676 95
a,b
8139109.SQ.FTS.B, 6.432%, 2/28/36 .... 474 244
a,b
8139490.SQ.FTS.B, 6.681%, 2/28/36 .... 937 160
a
8143539.SQ.FTS.B, 6.162%, 3/01/36 .... 241 134
a,b
8146384.SQ.FTS.B, 5.91%, 3/03/36 ..... 10,073 196
a
8157766.SQ.FTS.B, 6.42%, 3/05/36 ..... 396 210
a
8159049.SQ.FTS.B, 4.781%, 3/06/36 .... 4,227 2,643
a,b
8158900.SQ.FTS.B, 4.953%, 3/06/36 .... 2,749 29
a,b
8162106.SQ.FTS.B, 5.113%, 3/06/36 .... 4,653 97
a
8162740.SQ.FTS.B, 5.666%, 3/07/36 .... 2,044 1,282
a
8166181.SQ.FTS.B, 6.341%, 3/09/36 .... 680 410
a,b
8169173.SQ.FTS.B, 4.78%, 3/10/36 ..... 3,690 75
a,b
8170308.SQ.FTS.B, 6.151%, 3/10/36 .... 42,780 1,171
a,b
8169308.SQ.FTS.B, 6.42%, 3/10/36 ..... 12,467 182
a,b
8171784.SQ.FTS.B, 6.141%, 3/11/36 .... 313 7
a,b
8185099.SQ.FTS.B, 6.158%, 3/14/36 .... 1,322 233
a,b
8186943.SQ.FTS.B, 6.428%, 3/16/36 .... 3,070 39
a,b
8189328.SQ.FTS.B, 6.676%, 3/16/36 .... 3,413 592
a,b
8193280.SQ.FTS.B, 6.416%, 3/17/36 .... 1,300 30
a,b
8193543.SQ.FTS.B, 4.946%, 3/18/36 .... 313 6
a,b
8196327.SQ.FTS.B, 6.426%, 3/18/36 .... 2,858 50
a
8199561.SQ.FTS.B, 5.66%, 3/19/36 ..... 734 435
a
8202121.SQ.FTS.B, 5.676%, 3/19/36 .... 658 438
a
8204568.SQ.FTS.B, 5.112%, 3/20/36 .... 1,876 1,280
a
8203457.SQ.FTS.B, 6.419%, 3/20/36 .... 885 411
a
8205366.SQ.FTS.B, 6.55%, 3/20/36 ..... 34 20
a,b
8205130.SQ.FTS.B, 6.676%, 3/20/36 .... 1,250 29
a,b
8209936.SQ.FTS.B, 6.326%, 3/23/36 .... 7,486 2,222
a,b
8212774.SQ.FTS.B, 4.962%, 3/24/36 .... 1,956 461
a
8212645.SQ.FTS.B, 5.919%, 3/24/36 .... 457 257
a
8217192.SQ.FTS.B, 4.779%, 3/25/36 .... 1,272 887
68,587
Freedom Financial Asset Management LLC
APP-14181485.FP.FTS.B, 11.34%, 6/17/26 1,600 1,603
APP-14057334.FP.FTS.B, 17.49%, 6/18/26 943 950

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC
(continued)
APP-15602395.FP.FTS.B, 17.24%, 6/24/26 $ 1,028 $ 1,038
APP-14329001.FP.FTS.B, 23.49%, 6/24/26 395 401
APP-15676938.FP.FTS.B, 14.49%, 7/06/26 809 811
APP-15869429.FP.FTS.B, 21.99%, 7/10/26 787 798
APP-15054747.FP.FTS.B, 21.49%, 7/12/26 1,614 1,632
b
APP-16085008.FP.FTS.B, 18.49%, 7/14/26 3,732 445
APP-14882473.FP.FTS.B, 12.99%, 7/17/26 2,294 2,302
APP-14118175.FP.FTS.B, 10.09%, 7/19/26 210 210
APP-14964964.FP.FTS.B, 18.99%, 7/23/26 1,905 1,943
APP-15048537.FP.FTS.B, 20.99%, 7/25/26 1,912 1,952
APP-16811535.FP.FTS.B, 21.74%, 8/03/26 4,785 4,864
APP-17117415.FP.FTS.B, 11.24%, 8/06/26 2,947 2,958
APP-16036383.FP.FTS.B, 20.24%, 8/13/26 1,067 1,079
APP-15327014.FP.FTS.B, 9.24%, 8/14/26 . 2,778 2,792
APP-15585646.FP.FTS.B, 9.49%, 8/14/26 . 1,094 1,098
APP-15594751.FP.FTS.B, 10.74%, 8/14/26 2,592 2,603
APP-15493477.FP.FTS.B, 16.74%, 8/20/26 1,817 1,830
APP-14820629.FP.FTS.B, 17.24%, 8/20/26 3,990 4,078
APP-15743821.FP.FTS.B, 26.49%, 8/20/26 1,371 1,409
APP-15757972.FP.FTS.B, 18.24%, 8/21/26 806 810
APP-15750146.FP.FTS.B, 19.24%, 8/21/26 1,242 1,259
APP-12414817.FP.FTS.B, 15.24%, 8/26/26 1,636 1,643
APP-16078255.FP.FTS.B, 19.24%, 8/26/26 2,005 2,030
APP-16947974.FP.FTS.B, 13.24%, 9/06/26 1,864 1,884
APP-17143594.FP.FTS.B, 9.99%, 9/07/26 . 1,561 1,568
APP-16681815.FP.FTS.B, 8.24%, 9/16/26 . 2,607 2,620
APP-16640720.FP.FTS.B, 9.99%, 9/18/26 . 5,177 5,205
APP-16637870.FP.FTS.B, 12.49%, 9/18/26 1,801 1,813
APP-17100593.FP.FTS.B, 9.49%, 9/20/26 . 1,994 2,005
APP-17439783.FP.FTS.B, 10.74%, 9/25/26 626 630
APP-15589148.FP.FTS.B, 14.49%,
10/08/26 .......................... 1,630 1,641
APP-14329008.FP.FTS.B, 19.49%,
10/17/26 .......................... 6,003 6,242
APP-11741994.FP.FTS.B, 18.99%,
12/16/26 .......................... 3,155 3,230
APP-11737893.FP.FTS.B, 25.49%,
12/18/26 .......................... 2,283 2,365
APP-11694428.FP.FTS.B, 14.49%,
12/22/26 .......................... 208 208
APP-11751120.FP.FTS.B, 8.99%, 12/23/26 6,258 6,314
APP-11708423.FP.FTS.B, 20.99%,
12/23/26 .......................... 7,229 7,442
b
APP-11752109.FP.FTS.B, 22.49%,
12/23/26 .......................... 4,052 618
APP-14548332.FP.FTS.B, 16.49%, 1/05/27 1,927 1,942
APP-11603796.FP.FTS.B, 20.99%, 1/15/27 3,502 3,648
APP-11749683.FP.FTS.B, 16.74%, 1/25/27 1,839 1,854
APP-11703116.FP.FTS.B, 19.49%, 2/05/27 2,796 2,869
APP-11922307.FP.FTS.B, 20.49%, 2/15/27 2,270 2,340
APP-11904406.FP.FTS.B, 11.24%, 2/19/27 3,696 3,731
APP-11942494.FP.FTS.B, 18.99%, 2/19/27 4,278 4,395
APP-11940530.FP.FTS.B, 13.49%, 2/20/27 3,751 3,793
APP-11861145.FP.FTS.B, 13.24%, 2/22/27 4,015 4,050
APP-12361627.FP.FTS.B, 8.99%, 3/07/27 . 4,957 4,999
APP-12389833.FP.FTS.B, 16.49%, 3/07/27 2,522 2,577
APP-12410874.FP.FTS.B, 10.99%, 3/08/27 2,017 2,021
Description
Principal
Amount Value
Freedom Financial Asset Management LLC
(continued)
APP-12408565.FP.FTS.B, 17.99%, 3/19/27 $ 5,681 $ 5,865
APP-12412441.FP.FTS.B, 11.24%, 3/22/27 8,584 8,691
APP-11877626.FP.FTS.B, 13.59%, 4/14/27 10,292 10,417
APP-13682302.FP.FTS.B, 18.49%, 4/15/27 2,831 2,913
APP-13744711.FP.FTS.B, 26.49%, 4/15/27 2,502 2,607
APP-12119826.FP.FTS.B, 12.09%, 4/16/27 12,297 12,417
APP-13929153.FP.FTS.B, 9.59%, 4/20/27 . 3,251 3,285
APP-14057284.FP.FTS.B, 13.59%, 4/23/27 9,844 9,964
APP-14187476.FP.FTS.B, 17.99%, 5/01/27 7,858 8,031
APP-14087177.FP.FTS.B, 18.99%, 5/02/27 5,149 5,313
APP-14041540.FP.FTS.B, 11.59%, 5/03/27 5,637 5,699
APP-13483981.FP.FTS.B, 16.99%, 5/15/27 3,549 3,652
APP-13485148.FP.FTS.B, 18.49%, 5/15/27 7,607 7,833
APP-13849753.FP.FTS.B, 9.34%, 5/20/27 . 8,297 8,389
APP-13800465.FP.FTS.B, 18.49%, 5/20/27 3,361 3,490
APP-13529032.FP.FTS.B, 18.74%, 5/20/27 10,372 10,706
APP-13705972.FP.FTS.B, 26.49%, 5/20/27 3,424 3,570
APP-13542298.FP.FTS.B, 11.34%, 5/21/27 6,525 6,605
APP-13767415.FP.FTS.B, 19.49%, 5/21/27 3,375 3,434
APP-13485109.FP.FTS.B, 20.49%, 5/27/27 3,681 3,848
b
APP-13724215.FP.FTS.B, 10.09%, 5/28/27 16,308 1,906
APP-13899643.FP.FTS.B, 12.09%, 5/28/27 13,799 13,962
APP-13574037.FP.FTS.B, 15.24%, 5/28/27 13,632 13,894
APP-13628755.FP.FTS.B, 19.49%, 5/28/27 3,176 3,279
APP-13521024.FP.FTS.B, 20.99%, 5/28/27 4,987 5,218
APP-13836108.FP.FTS.B, 13.59%, 5/31/27 10,567 10,735
APP-13623936.FP.FTS.B, 9.34%, 6/03/27 . 10,520 10,624
APP-14688354.FP.FTS.B, 17.49%, 6/04/27 8,133 8,239
APP-14165096.FP.FTS.B, 14.74%, 6/06/27 8,714 8,847
APP-14324970.FP.FTS.B, 24.74%, 6/12/27 4,847 5,074
APP-15597460.FP.FTS.B, 16.49%, 6/16/27 9,471 9,606
APP-14301553.FP.FTS.B, 22.49%, 6/16/27 4,827 4,974
APP-14138938.FP.FTS.B, 11.59%, 6/17/27 4,501 4,554
APP-14243912.FP.FTS.B, 26.49%, 6/17/27 3,334 3,481
APP-14057201.FP.FTS.B, 15.99%, 6/18/27 3,619 3,723
APP-14066107.FP.FTS.B, 9.34%, 6/19/27 . 10,521 10,644
b
APP-13484916.FP.FTS.B, 14.99%, 6/19/27 6,007 1,352
APP-14025039.FP.FTS.B, 20.49%, 6/19/27 3,810 3,958
APP-14202174.FP.FTS.B, 11.59%, 6/20/27 3,583 3,627
APP-11743712.FP.FTS.B, 21.49%, 6/22/27 5,309 5,558
APP-14292674.FP.FTS.B, 21.99%, 6/28/27 5,809 6,105
APP-15753390.FP.FTS.B, 26.99%, 7/01/27 4,014 4,208
APP-15653357.FP.FTS.B, 21.24%, 7/04/27 2,829 2,898
APP-14883847.FP.FTS.B, 17.24%, 7/06/27 2,360 2,388
APP-15556990.FP.FTS.B, 21.24%, 7/06/27 3,559 3,644
APP-14902078.FP.FTS.B, 11.74%, 7/07/27 7,142 7,216
APP-14709072.FP.FTS.B, 17.49%, 7/12/27 2,390 2,399
APP-14818480.FP.FTS.B, 11.74%, 7/15/27 6,955 7,000
APP-14914496.FP.FTS.B, 11.74%, 7/15/27 883 883
APP-15137192.FP.FTS.B, 11.99%, 7/15/27 5,098 5,154
APP-14843307.FP.FTS.B, 11.99%, 7/17/27 3,716 3,754
APP-14811744.FP.FTS.B, 13.99%, 7/19/27 10,753 10,910
APP-14688586.FP.FTS.B, 17.49%, 7/19/27 8,817 8,975
APP-14902830.FP.FTS.B, 16.24%, 7/20/27 12,845 13,226
APP-15056862.FP.FTS.B, 22.99%, 7/20/27 7,095 7,408
APP-14865961.FP.FTS.B, 11.74%, 7/21/27 9,402 9,511

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC
(continued)
APP-14937680.FP.FTS.B, 11.99%, 7/21/27 $ 2,289 $ 2,301
APP-14881643.FP.FTS.B, 17.49%, 7/21/27 7,153 7,285
APP-14877061.FP.FTS.B, 9.99%, 7/22/27 . 4,716 4,776
APP-14314279.FP.FTS.B, 23.49%, 7/25/27 2,669 2,785
APP-14335800.FP.FTS.B, 19.99%, 7/27/27 5,660 2,048
APP-15053109.FP.FTS.B, 11.74%, 7/29/27 5,907 5,989
APP-16690743.FP.FTS.B, 18.49%, 8/01/27 3,032 1,736
APP-15584134.FP.FTS.B, 12.99%, 8/03/27 8,295 8,394
APP-16724945.FP.FTS.B, 13.99%, 8/03/27 3,326 3,324
APP-16827842.FP.FTS.B, 16.24%, 8/03/27 8,370 8,462
APP-17031491.FP.FTS.B, 13.99%, 8/05/27 17,101 17,329
APP-17272402.FP.FTS.B, 21.24%, 8/05/27 11,666 12,010
APP-15713621.FP.FTS.B, 12.49%, 8/06/27 5,367 5,423
APP-14143499.FP.FTS.B, 17.24%, 8/07/27 10,758 11,025
APP-15045243.FP.FTS.B, 21.49%, 8/10/27 7,359 7,627
APP-15437840.FP.FTS.B, 20.24%, 8/13/27 5,773 6,008
APP-16055829.FP.FTS.B, 12.99%, 8/14/27 3,769 3,829
APP-16079598.FP.FTS.B, 20.49%, 8/14/27 7,134 7,330
APP-15638158.FP.FTS.B, 21.24%, 8/14/27 3,391 3,486
APP-15398960.FP.FTS.B, 12.99%, 8/15/27 13,801 13,981
APP-15709743.FP.FTS.B, 14.49%, 8/15/27 13,091 13,279
APP-15299307.FP.FTS.B, 14.99%, 8/15/27 9,214 9,347
APP-15544956.FP.FTS.B, 18.74%, 8/15/27 5,551 5,654
APP-16074588.FP.FTS.B, 23.49%, 8/15/27 5,552 5,769
APP-15763149.FP.FTS.B, 26.99%, 8/15/27 4,193 4,387
APP-15602475.FP.FTS.B, 12.49%, 8/19/27 5,638 5,713
APP-15601188.FP.FTS.B, 21.24%, 8/19/27 17,840 18,378
APP-15811836.FP.FTS.B, 19.74%, 8/20/27 8,918 9,188
APP-15602128.FP.FTS.B, 21.74%, 8/21/27 5,065 5,267
APP-14178173.FP.FTS.B, 15.24%, 8/26/27 7,189 7,307
APP-15871509.FP.FTS.B, 20.49%, 8/26/27 6,647 6,893
APP-15234987.FP.FTS.B, 16.74%, 8/27/27 10,070 10,272
APP-13417402.FP.FTS.B, 17.99%, 8/28/27 5,877 6,161
APP-16019364.FP.FTS.B, 20.99%, 8/28/27 10,761 11,135
APP-15594246.FP.FTS.B, 25.49%, 8/30/27 11,453 11,990
APP-14911217.FP.FTS.B, 13.99%, 9/07/27 8,786 8,919
APP-17244225.FP.FTS.B, 9.49%, 9/09/27 . 6,623 6,698
APP-17250115.FP.FTS.B, 9.74%, 9/09/27 . 2,369 2,396
APP-17450366.FP.FTS.B, 21.24%, 9/13/27 4,363 4,491
APP-16817244.FP.FTS.B, 18.24%, 9/14/27 18,518 18,853
APP-16652517.FP.FTS.B, 14.24%, 9/15/27 5,134 5,186
b
APP-16847088.FP.FTS.B, 18.24%, 9/15/27 4,541 517
APP-16906029.FP.FTS.B, 17.74%, 9/17/27 3,891 3,955
APP-14177752.FP.FTS.B, 11.59%, 9/18/27 8,974 9,107
APP-16599721.FP.FTS.B, 13.49%, 9/19/27 1,180 1,182
APP-15738048.FP.FTS.B, 24.99%, 9/20/27 5,629 5,800
APP-15758289.FP.FTS.B, 26.99%, 9/21/27 4,358 4,573
APP-17193229.FP.FTS.B, 11.99%, 9/22/27 5,014 5,094
APP-13628761.FP.FTS.B, 20.99%, 9/23/27 257 257
APP-15037668.FP.FTS.B, 26.99%, 9/23/27 4,672 4,918
APP-15742698.FP.FTS.B, 20.74%,
10/20/27 .......................... 8,504 8,912
APP-16061296.FP.FTS.B, 23.49%,
10/27/27 .......................... 3,018 892
APP-11750409.FP.FTS.B, 17.99%, 11/05/27 6,977 5,420
APP-15449600.FP.FTS.B, 20.74%,
11/15/27 .......................... 2,514 2,555
Description
Principal
Amount Value
Freedom Financial Asset Management LLC
(continued)
APP-14122876.FP.FTS.B, 23.49%,
11/20/27 .......................... $ 11,648 $ 12,152
APP-15757316.FP.FTS.B, 24.99%,
11/24/27 .......................... 10,608 11,179
APP-13914635.FP.FTS.B, 20.99%,
12/10/27 .......................... 3,149 3,188
APP-17433516.FP.FTS.B, 20.49%,
12/12/27 .......................... 11,457 11,795
APP-12293217.FP.FTS.B, 17.49%, 1/05/28 3,159 3,183
APP-16893024.FP.FTS.B, 19.99%, 1/11/28 8,440 8,613
APP-15718443.FP.FTS.B, 26.99%, 4/30/28 5,929 6,076
APP-14840263.FP.FTS.B, 17.49%, 6/22/28 11,389 11,604
APP-13485505.FP.FTS.B, 15.74%, 5/22/36 249 250
913,858
LendingClub Corp.
166624371.LC.FTS.B, 17.74%, 3/04/33 ... 11,055
–
LendingClub Corp. - LCX PM
188053341.LC.FTS.B, 6%, 4/08/27 ...... 1,459 1,489
188110736.LC.FTS.B, 23.99%, 4/13/27 ... 4,519 –
188308390.LC.FTS.B, 25.99%, 4/14/27 ... 1,882 1,952
188225211.LC.FTS.B, 20.99%, 4/18/27 ... 4,364 4,378
188575003.LC.FTS.B, 22.49%, 4/20/27 ... 1,497 1,528
188450442.LC.FTS.B, 15.19%, 4/21/27 ... 7,403 7,359
188615522.LC.FTS.B, 16.19%, 4/21/27 ... 4,302 4,335
188593509.LC.FTS.B, 19.44%, 4/21/27 ... 2,041 2,089
188582913.LC.FTS.B, 20.49%, 4/21/27 ... 11,740 –
188633218.LC.FTS.B, 28.99%, 4/21/27 ... 3,864 4,018
188630360.LC.FTS.B, 20.49%, 4/22/27 ... 6,341 6,483
188277503.LC.FTS.B, 23.19%, 4/22/27 ... 3,072 3,161
187548960.LC.FTS.B, 20.49%, 4/25/27 ... 5,357 5,368
187548690.LC.FTS.B, 23.49%, 4/25/27 ... 7,858 –
188528665.LC.FTS.B, 23.99%, 4/25/27 ... 2,200 2,266
187899660.LC.FTS.B, 23.99%, 4/29/27 ... 6,786 6,992
188186124.LC.FTS.B, 21.49%, 11/12/27 .. 2,946 2,926
188574271.LC.FTS.B, 22.49%, 11/30/27 .. 15,931 –
b
188256153.LC.FTS.B, 18.99%, 12/12/27 .. 3,048 80
188415292.LC.FTS.B, 22.99%, 7/20/28 ... 14,481 11,633
66,057
Prosper Funding LLC
1655235.PS.FTS.B, 24.03%, 10/27/26 ... 17 17
1646555.PS.FTS.B, 10.9%, 10/29/26 .... 3,666 3,715
1658775.PS.FTS.B, 12.5%, 11/02/26 .... 3,818 3,844
1658917.PS.FTS.B, 10.7%, 11/09/26 .... 2,042 2,043
1666464.PS.FTS.B, 15.29%, 11/09/26 .... 1,592 1,612
1654475.PS.FTS.B, 10.8%, 11/10/26 .... 4,214 2,458
1660093.PS.FTS.B, 10.9%, 11/10/26 .... 197 196
1654907.PS.FTS.B, 16%, 11/12/26 ...... 1,870 1,897
1667685.PS.FTS.B, 17.1%, 11/15/26 .... 4,175 4,231
1665225.PS.FTS.B, 19.53%, 11/18/26 .... 382 381
1673612.PS.FTS.B, 19.3%, 12/16/26 .... 1,168 1,186
1674065.PS.FTS.B, 27.18%, 12/16/26 ... 3,334 3,423
1674635.PS.FTS.B, 13.77%, 12/17/26 ... 2,994 3,032
1681423.PS.FTS.B, 10.08%, 12/20/26 ... 2,484 2,489

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1688043.PS.FTS.B, 10.5%, 12/20/26 .... $ 1,986 $ 1,989
1686612.PS.FTS.B, 16.8%, 12/25/26 .... 4,485 4,548
1673600.PS.FTS.B, 11.6%, 12/26/26 .... 1,726 1,728
1681444.PS.FTS.B, 9.81%, 12/27/26 .... 6,583 1,547
1687826.PS.FTS.B, 12.6%, 1/12/27 ..... 2,309 2,311
1688201.PS.FTS.B, 24.03%, 1/12/27 .... 2,342 2,409
1694575.PS.FTS.B, 11.99%, 1/13/27 .... 3,997 4,001
1688543.PS.FTS.B, 16.18%, 1/13/27 .... 3,132 3,166
1689323.PS.FTS.B, 26.88%, 1/14/27 .... 735 756
1689608.PS.FTS.B, 28.23%, 1/14/27 .... 3,749 3,859
1705371.PS.FTS.B, 12.62%, 1/20/27 .... 5,777 5,791
1693711.PS.FTS.B, 21.63%, 2/10/27 .... 2,665 2,751
1715428.PS.FTS.B, 9.99%, 2/15/27 ..... 1,030 1,031
1709420.PS.FTS.B, 21.18%, 2/16/27 .... 2,676 2,728
1709807.PS.FTS.B, 15.1%, 2/17/27 ..... 4,006 4,063
1696093.PS.FTS.B, 16%, 2/17/27 ....... 3,164 3,222
1711007.PS.FTS.B, 18.78%, 2/18/27 .... 3,968 –
1710686.PS.FTS.B, 19%, 2/18/27 ....... 2,370 2,419
1708892.PS.FTS.B, 11.79%, 2/20/27 .... 4,268 4,271
b
1716991.PS.FTS.B, 13.7%, 2/22/27 ..... 14,550 –
1688975.PS.FTS.B, 12.4%, 2/26/27 ..... 4,968 4,969
1708439.PS.FTS.B, 16.7%, 3/09/27 ..... 1,794 1,827
1749361.PS.FTS.B, 10.5%, 4/05/27 ..... 3,432 3,423
1742753.PS.FTS.B, 11.7%, 4/05/27 ..... 3,494 3,485
1752456.PS.FTS.B, 16.18%, 4/05/27 .... 2,076 1,189
1749730.PS.FTS.B, 11.6%, 4/06/27 ..... 3,740 3,731
1752861.PS.FTS.B, 12.5%, 4/06/27 ..... 2,531 2,525
1750153.PS.FTS.B, 16.9%, 4/06/27 ..... 2,456 2,486
1754274.PS.FTS.B, 11.6%, 4/07/27 ..... 872 870
1751020.PS.FTS.B, 14.49%, 4/07/27 .... 1,396 1,404
1745348.PS.FTS.B, 10.4%, 4/08/27 ..... 7,314 7,301
1755504.PS.FTS.B, 10.29%, 4/11/27 .... 2,190 2,187
1752913.PS.FTS.B, 15.5%, 4/11/27 ..... 2,562 2,585
1756335.PS.FTS.B, 18.33%, 4/12/27 .... 6,566 6,666
1755102.PS.FTS.B, 15.29%, 4/13/27 .... 8,053 8,098
1755513.PS.FTS.B, 21%, 4/20/27 ....... 1,922 1,740
b
1704399.PS.FTS.B, 13.8%, 11/03/27 .... 18,291 –
1693289.PS.FTS.B, 12.9%, 12/21/27 .... 3,546 3,534
1743968.PS.FTS.B, 11.2%, 3/25/28 ..... 7,387 7,284
b
1700571.PS.FTS.B, 18.11%, 1/24/36 .... 478 42
148,460
b
Upgrade, Inc. - Card
Upstart Network, Inc.
L1714660.UP.FTS.B, 8.12%, 9/15/26 .... 3,111 3,068
L1717453.UP.FTS.B, 9.3%, 9/15/26 ..... 5,098 5,025
L1712309.UP.FTS.B, 10.63%, 9/15/26 .... 419 413
L1716286.UP.FTS.B, 13.58%, 9/15/26 .... 1,668 1,646
L1714787.UP.FTS.B, 19.9%, 9/15/26 .... 17 17
L1717659.UP.FTS.B, 24.51%, 9/15/26 .... 418 412
L1705442.UP.FTS.B, 26.69%, 9/15/26 .... 995 981
FW1718296.UP.FTS.B, 26.73%, 9/15/26 .. 1,046 984
FW1708223.UP.FTS.B, 31.43%, 9/15/26 .. 583 574
FW1718952.UP.FTS.B, 31.98%, 9/15/26 .. 1,197 1,180
FW1718497.UP.FTS.B, 32.01%, 9/15/26 .. 354 349
L1888552.UP.FTS.B, 7.94%, 10/20/26 .... 3,005 2,963
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L1888883.UP.FTS.B, 8.11%, 10/20/26 .... $ 1,326 $ 1,307
L1885346.UP.FTS.B, 12.58%, 10/20/26 ... 386 381
L1883791.UP.FTS.B, 16%, 10/20/26 ..... 1,555 1,540
L1887062.UP.FTS.B, 16.6%, 10/20/26 .... 688 680
FW1886267.UP.FTS.B, 17.53%, 10/20/26 . 1,493 1,475
FW1885177.UP.FTS.B, 19.83%, 10/20/26 . 898 886
L1888979.UP.FTS.B, 20.2%, 10/20/26 .... 2,717 2,682
L1887570.UP.FTS.B, 22.24%, 10/20/26 ... 501 494
L1887186.UP.FTS.B, 23.15%, 10/20/26 ... 318 314
L1882558.UP.FTS.B, 25.08%, 10/20/26 ... 267 263
FW1887450.UP.FTS.B, 25.16%, 10/20/26 . 2,448 2,419
FW1885417.UP.FTS.B, 25.25%, 10/20/26 . 825 814
L1888117.UP.FTS.B, 25.32%, 10/20/26 ... 677 669
L1862311.UP.FTS.B, 26.09%, 10/20/26 ... 1,349 1,332
FW1885184.UP.FTS.B, 29.51%, 10/20/26 . 2,369 2,341
FW1886674.UP.FTS.B, 31.35%, 10/20/26 . 642 634
L2047884.UP.FTS.B, 7.92%, 11/15/26 .... 1,517 1,495
L2048411.UP.FTS.B, 8.56%, 11/15/26 .... 542 534
L2047237.UP.FTS.B, 9.32%, 11/15/26 .... 991 976
FW2046704.UP.FTS.B, 9.53%, 11/15/26 .. 2,138 2,104
b
L2048156.UP.FTS.B, 13.55%, 11/15/26 ... 1,339 269
L2046597.UP.FTS.B, 14.02%, 11/15/26 ... 3,101 3,057
L2047243.UP.FTS.B, 14.23%, 11/15/26 ... 2,806 2,767
FW2047393.UP.FTS.B, 14.85%, 11/15/26 . 1,575 1,557
FW2049034.UP.FTS.B, 15.15%, 11/15/26 . 983 972
L2048596.UP.FTS.B, 15.55%, 11/15/26 ... 915 902
L2048855.UP.FTS.B, 15.99%, 11/15/26 ... 1,422 1,406
L2046932.UP.FTS.B, 17.96%, 11/15/26 ... 2,947 2,907
L2049153.UP.FTS.B, 19.94%, 11/15/26 ... 1,729 1,703
L2047279.UP.FTS.B, 20.87%, 11/15/26 ... 1,582 1,558
L2048606.UP.FTS.B, 21.48%, 11/15/26 ... 2,086 1,733
L2047532.UP.FTS.B, 21.84%, 11/15/26 ... 893 880
L2047197.UP.FTS.B, 21.93%, 11/15/26 ... 1,105 1,090
FW2047187.UP.FTS.B, 22.1%, 11/15/26 .. 2,870 2,827
FW2034466.UP.FTS.B, 24.37%, 11/15/26 . 526 518
L2047586.UP.FTS.B, 24.7%, 11/15/26 .... 431 425
L2048978.UP.FTS.B, 25.37%, 11/15/26 ... 1,892 1,864
L2049419.UP.FTS.B, 25.38%, 11/15/26 ... 44 43
L2048909.UP.FTS.B, 25.5%, 11/15/26 .... 495 488
FW2027220.UP.FTS.B, 25.94%, 11/15/26 . 325 320
FW2047100.UP.FTS.B, 26.77%, 11/15/26 . 581 573
FW2049349.UP.FTS.B, 30.81%, 11/15/26 . 328 323
FW2049409.UP.FTS.B, 31.09%, 11/15/26 . 2,267 2,235
FW1979816.UP.FTS.B, 31.12%, 11/15/26 . 607 599
FW2048749.UP.FTS.B, 31.13%, 11/15/26 . 504 497
FW2047594.UP.FTS.B, 31.24%, 11/15/26 . 68 67
FW2048610.UP.FTS.B, 31.92%, 11/15/26 . 1,364 1,345
FW2096102.UP.FTS.B, 7.51%, 11/22/26 .. 181 179
L2094764.UP.FTS.B, 11.93%, 11/22/26 ... 326 322
FW2083090.UP.FTS.B, 12.64%, 11/22/26 . 115 113
b
L2094766.UP.FTS.B, 16.38%, 11/22/26 ... 1,160 84
FW2095326.UP.FTS.B, 16.9%, 11/22/26 .. 819 812
FW2096292.UP.FTS.B, 18.39%, 11/22/26 . 1,445 1,428
L2094851.UP.FTS.B, 18.61%, 11/22/26 ... 7,581 7,511
L2096899.UP.FTS.B, 19.33%, 11/22/26 ... 1,532 1,515
L2096144.UP.FTS.B, 19.54%, 11/22/26 ... 2,484 2,455
FW2094159.UP.FTS.B, 20.44%, 11/22/26 . 1,638 1,619

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2096760.UP.FTS.B, 21.84%, 11/22/26 ... $ 1,963 $ 1,940
FW2095395.UP.FTS.B, 22.89%, 11/22/26 . 380 316
L2094312.UP.FTS.B, 25.16%, 11/22/26 ... 5,690 5,626
L2096356.UP.FTS.B, 25.27%, 11/22/26 ... 189 187
FW2095277.UP.FTS.B, 25.75%, 11/22/26 . 2,857 2,825
L2094270.UP.FTS.B, 25.87%, 11/22/26 ... 611 604
L2096054.UP.FTS.B, 27.38%, 11/22/26 ... 651 644
L2096384.UP.FTS.B, 27.83%, 11/22/26 ... 1,819 1,799
b
FW2096342.UP.FTS.B, 28.48%, 11/22/26 . 1,527 43
FW2096279.UP.FTS.B, 30.8%, 11/22/26 .. 279 233
FW2096663.UP.FTS.B, 31.48%, 11/22/26 . 1,192 1,007
FW2089645.UP.FTS.B, 31.75%, 11/22/26 . 1,988 1,978
FW2094660.UP.FTS.B, 31.22%, 11/24/26 . 2,244 2,220
L2096773.UP.FTS.B, 24.83%, 12/03/26 ... 520 514
FW2024402.UP.FTS.B, 24.5%, 12/06/26 .. 2,570 2,540
FW2293082.UP.FTS.B, 6.16%, 12/21/26 .. 496 488
FW2293501.UP.FTS.B, 7.39%, 12/21/26 .. 1,150 1,131
L2292686.UP.FTS.B, 7.74%, 12/21/26 .... 471 464
L2295880.UP.FTS.B, 8.72%, 12/21/26 .... 479 471
L2295310.UP.FTS.B, 9.3%, 12/21/26 .... 1,062 1,046
L2288385.UP.FTS.B, 12.86%, 12/21/26 ... 866 853
L2294220.UP.FTS.B, 13.69%, 12/21/26 ... 1,055 1,040
L2294790.UP.FTS.B, 13.78%, 12/21/26 ... 907 895
L2296049.UP.FTS.B, 17.33%, 12/21/26 ... 939 930
L2295430.UP.FTS.B, 18.6%, 12/21/26 .... 3,678 1,294
L2295608.UP.FTS.B, 18.98%, 12/21/26 ... 1,936 1,912
FW2293617.UP.FTS.B, 19.06%, 12/21/26 . 1,567 582
FW2294886.UP.FTS.B, 19.07%, 12/21/26 . 364 361
FW2293806.UP.FTS.B, 19.41%, 12/21/26 . 1,489 1,475
b
L2296294.UP.FTS.B, 19.65%, 12/21/26 ... 421 30
L2293347.UP.FTS.B, 20.07%, 12/21/26 ... 5,907 5,836
L2294842.UP.FTS.B, 21.22%, 12/21/26 ... 1,005 992
L2296434.UP.FTS.B, 21.52%, 12/21/26 ... 506 499
L2296037.UP.FTS.B, 22.38%, 12/21/26 ... 923 911
L2286942.UP.FTS.B, 22.51%, 12/21/26 ... 420 415
L2293386.UP.FTS.B, 22.55%, 12/21/26 ... 1,644 1,624
L2294767.UP.FTS.B, 23.15%, 12/21/26 ... 549 542
b
L2294601.UP.FTS.B, 24.7%, 12/21/26 .... 15,352 503
L2294392.UP.FTS.B, 25.44%, 12/21/26 ... 4,186 4,134
L2287500.UP.FTS.B, 25.45%, 12/21/26 ... 1,714 636
L2292073.UP.FTS.B, 25.46%, 12/21/26 ... 720 586
FW2293261.UP.FTS.B, 30.26%, 12/21/26 . 255 252
FW2296110.UP.FTS.B, 30.89%, 12/21/26 . 265 262
FW2294105.UP.FTS.B, 30.94%, 12/21/26 . 2,640 2,609
FW2295248.UP.FTS.B, 30.94%, 12/21/26 . 934 924
FW2293727.UP.FTS.B, 31.05%, 12/21/26 . 327 323
FW2295496.UP.FTS.B, 31.18%, 12/21/26 . 504 498
FW2293684.UP.FTS.B, 31.29%, 12/21/26 . 708 700
L2298149.UP.FTS.B, 5.81%, 12/22/26 .... 7,085 6,943
L2298867.UP.FTS.B, 6.47%, 12/22/26 .... 2,218 2,174
L2299006.UP.FTS.B, 7.25%, 12/22/26 .... 2,778 2,208
L2300059.UP.FTS.B, 7.96%, 12/22/26 .... 775 762
FW2297741.UP.FTS.B, 8.43%, 12/22/26 .. 952 937
L2296751.UP.FTS.B, 9.09%, 12/22/26 .... 965 949
FW2300319.UP.FTS.B, 9.33%, 12/22/26 .. 679 668
L2275171.UP.FTS.B, 9.45%, 12/22/26 .... 403 396
FW2275119.UP.FTS.B, 10.09%, 12/22/26 . 4,920 4,839
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2261699.UP.FTS.B, 10.41%, 12/22/26 ... $ 660 $ 649
L2299578.UP.FTS.B, 10.73%, 12/22/26 ... 514 508
L2296896.UP.FTS.B, 10.8%, 12/22/26 .... 499 492
L2296884.UP.FTS.B, 10.85%, 12/22/26 ... 1,665 1,642
L2288091.UP.FTS.B, 12.04%, 12/22/26 ... 1,703 1,680
L2296913.UP.FTS.B, 12.48%, 12/22/26 ... 970 958
FW2296819.UP.FTS.B, 12.8%, 12/22/26 .. 173 170
L2297301.UP.FTS.B, 13.19%, 12/22/26 ... 541 39
L2297394.UP.FTS.B, 13.43%, 12/22/26 ... 699 689
FW2296544.UP.FTS.B, 14.31%, 12/22/26 . 889 877
L2296608.UP.FTS.B, 15.19%, 12/22/26 ... 3,049 3,008
L2298101.UP.FTS.B, 15.46%, 12/22/26 ... 37 36
FW2298689.UP.FTS.B, 15.52%, 12/22/26 . 3,180 3,151
L2300266.UP.FTS.B, 15.81%, 12/22/26 ... 3,959 3,906
L2297702.UP.FTS.B, 16.54%, 12/22/26 ... 222 220
FW2242642.UP.FTS.B, 17.23%, 12/22/26 . 1,265 1,253
FW2298313.UP.FTS.B, 17.76%, 12/22/26 . 2,876 2,850
L2297949.UP.FTS.B, 18.76%, 12/22/26 ... 770 761
FW2298046.UP.FTS.B, 19.21%, 12/22/26 . 1,943 1,920
L2298737.UP.FTS.B, 20.98%, 12/22/26 ... 1,001 989
L2300374.UP.FTS.B, 21.31%, 12/22/26 ... 573 566
L2296777.UP.FTS.B, 21.4%, 12/22/26 .... 2,019 1,994
FW2298033.UP.FTS.B, 21.61%, 12/22/26 . 3,337 3,298
FW2297460.UP.FTS.B, 22.74%, 12/22/26 . 11,878 9,697
L2296515.UP.FTS.B, 22.98%, 12/22/26 ... 620 613
L2298974.UP.FTS.B, 23.47%, 12/22/26 ... 375 371
FW2300425.UP.FTS.B, 23.57%, 12/22/26 . 886 875
L2296775.UP.FTS.B, 23.9%, 12/22/26 .... 946 935
L2292373.UP.FTS.B, 25.33%, 12/22/26 ... 365 361
L2296962.UP.FTS.B, 25.46%, 12/22/26 ... 737 729
L2298544.UP.FTS.B, 25.47%, 12/22/26 ... 300 296
L2296379.UP.FTS.B, 26.17%, 12/22/26 ... 2,970 1,068
FW2298545.UP.FTS.B, 26.68%, 12/22/26 . 2,989 2,956
FW2299436.UP.FTS.B, 27.39%, 12/22/26 . 864 854
FW2296934.UP.FTS.B, 28.08%, 12/22/26 . 1,280 1,266
FW2298568.UP.FTS.B, 28.54%, 12/22/26 . 1,742 1,722
b
FW2297392.UP.FTS.B, 29.67%, 12/22/26 . 396 28
FW2296795.UP.FTS.B, 30.46%, 12/22/26 . 350 346
FW2300108.UP.FTS.B, 31.04%, 12/22/26 . 306 303
FW2300018.UP.FTS.B, 31.65%, 12/22/26 . 1,306 1,292
FW2299026.UP.FTS.B, 7.03%, 12/25/26 .. 961 339
L2296095.UP.FTS.B, 23.73%, 12/26/26 ... 2,049 2,024
FW2295931.UP.FTS.B, 5.9%, 12/27/26 ... 2,267 2,222
L2424153.UP.FTS.B, 4.86%, 1/13/27 .... 7,761 7,605
L2426247.UP.FTS.B, 4.87%, 1/13/27 .... 2,592 2,538
L2424670.UP.FTS.B, 5.86%, 1/13/27 .... 1,605 1,572
b
L2427954.UP.FTS.B, 5.98%, 1/13/27 .... 7,281 599
L2426387.UP.FTS.B, 7.28%, 1/13/27 .... 782 766
b
L2427644.UP.FTS.B, 7.93%, 1/13/27 .... 720 53
FW2427445.UP.FTS.B, 7.98%, 1/13/27 ... 1,410 1,385
L2424761.UP.FTS.B, 8.01%, 1/13/27 .... 785 773
FW2426523.UP.FTS.B, 8.45%, 1/13/27 ... 277 274
L2427091.UP.FTS.B, 8.49%, 1/13/27 .... 1,245 1,223
FW2426991.UP.FTS.B, 9.24%, 1/13/27 ... 1,084 1,065
L2427076.UP.FTS.B, 9.69%, 1/13/27 .... 1,540 1,512
L2425208.UP.FTS.B, 9.97%, 1/13/27 .... 1,113 1,094
L2428214.UP.FTS.B, 10.52%, 1/13/27 .... 502 493

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2425681.UP.FTS.B, 11.84%, 1/13/27 .. $ 4,211 $ 4,151
L2428411.UP.FTS.B, 15.14%, 1/13/27 .... 965 954
L2428444.UP.FTS.B, 16.71%, 1/13/27 .... 1,241 1,227
FW2428748.UP.FTS.B, 17.09%, 1/13/27 .. 2,081 2,057
L2425118.UP.FTS.B, 17.11%, 1/13/27 .... 1,457 1,436
FW2423151.UP.FTS.B, 17.2%, 1/13/27 ... 918 905
FW2425055.UP.FTS.B, 17.43%, 1/13/27 .. 3,436 3,385
L2424684.UP.FTS.B, 20.1%, 1/13/27 .... 1,253 1,233
L2427912.UP.FTS.B, 21.34%, 1/13/27 .... 226 222
L2395761.UP.FTS.B, 22.53%, 1/13/27 .... 6,846 6,739
L2422250.UP.FTS.B, 25.13%, 1/13/27 .... 737 726
L2423497.UP.FTS.B, 25.16%, 1/13/27 .... 380 374
b
L2424771.UP.FTS.B, 25.96%, 1/13/27 .... 832 60
FW2426259.UP.FTS.B, 26.65%, 1/13/27 .. 1,220 1,201
FW2422977.UP.FTS.B, 28.17%, 1/13/27 .. 4,242 302
FW2425791.UP.FTS.B, 29.41%, 1/13/27 .. 915 901
FW2426985.UP.FTS.B, 30.26%, 1/13/27 .. 7,841 7,722
FW2427875.UP.FTS.B, 30.3%, 1/13/27 ... 186 183
FW2425371.UP.FTS.B, 30.51%, 1/13/27 .. 515 507
FW2423715.UP.FTS.B, 32.57%, 1/13/27 .. 265 261
b
L2435082.UP.FTS.B, 5.24%, 1/14/27 .... 6,970 506
L2435136.UP.FTS.B, 5.4%, 1/14/27 ..... 1,759 1,722
L2435334.UP.FTS.B, 5.79%, 1/14/27 .... 524 513
FW2431037.UP.FTS.B, 6.01%, 1/14/27 ... 679 665
L2434868.UP.FTS.B, 6.25%, 1/14/27 .... 1,877 1,838
L2434814.UP.FTS.B, 6.49%, 1/14/27 .... 445 436
L2431798.UP.FTS.B, 6.68%, 1/14/27 .... 2,110 2,069
L2429292.UP.FTS.B, 7.41%, 1/14/27 .... 2,092 2,055
L2434635.UP.FTS.B, 7.74%, 1/14/27 .... 3,717 3,651
L2434529.UP.FTS.B, 8.37%, 1/14/27 .... 1,244 1,222
L2430462.UP.FTS.B, 8.4%, 1/14/27 ..... 4,446 4,368
L2429477.UP.FTS.B, 8.93%, 1/14/27 .... 2,498 2,454
L2429964.UP.FTS.B, 9.01%, 1/14/27 .... 900 884
L2429979.UP.FTS.B, 9.08%, 1/14/27 .... 540 531
L2432514.UP.FTS.B, 9.62%, 1/14/27 .... 6,367 6,255
FW2433055.UP.FTS.B, 10.82%, 1/14/27 .. 711 553
L2430601.UP.FTS.B, 11.3%, 1/14/27 ..... 3,287 3,237
L2434462.UP.FTS.B, 12.63%, 1/14/27 .... 393 387
L2434354.UP.FTS.B, 13.48%, 1/14/27 .... 977 962
L2434928.UP.FTS.B, 15.16%, 1/14/27 .... 1,006 991
L2429267.UP.FTS.B, 16.52%, 1/14/27 .... 2,109 2,086
FW2435527.UP.FTS.B, 16.65%, 1/14/27 .. 4,294 3,370
L2429626.UP.FTS.B, 16.81%, 1/14/27 .... 829 820
L2429755.UP.FTS.B, 19.15%, 1/14/27 .... 3,235 3,184
L2430735.UP.FTS.B, 20.49%, 1/14/27 .... 1,610 1,305
L2432761.UP.FTS.B, 21.77%, 1/14/27 .... 451 446
L2434330.UP.FTS.B, 21.77%, 1/14/27 .... 2,027 2,005
L2433930.UP.FTS.B, 22.17%, 1/14/27 .... 2,446 2,409
L2432911.UP.FTS.B, 25.19%, 1/14/27 .... 1,148 1,131
b
FW2427919.UP.FTS.B, 26.2%, 1/14/27 ... 3,355 75
FW2430722.UP.FTS.B, 26.47%, 1/14/27 .. 2,868 2,825
b
FW2434298.UP.FTS.B, 26.5%, 1/14/27 ... 1,173 84
FW2428882.UP.FTS.B, 27.27%, 1/14/27 .. 1,456 1,435
FW2429972.UP.FTS.B, 28.92%, 1/14/27 .. 504 497
FW2432969.UP.FTS.B, 29.06%, 1/14/27 .. 2,522 2,486
b
FW2431137.UP.FTS.B, 29.79%, 1/14/27 .. 1,863 343
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2434725.UP.FTS.B, 31.06%, 1/14/27 .. $ 841 $ 829
FW2434302.UP.FTS.B, 31.74%, 1/14/27 .. 918 905
FW2430067.UP.FTS.B, 32.35%, 1/14/27 .. 994 979
FW2429192.UP.FTS.B, 34.62%, 1/14/27 .. 1,803 1,778
b
L2435960.UP.FTS.B, 5.66%, 1/18/27 .... 858 164
L2436314.UP.FTS.B, 6.73%, 1/18/27 .... 1,172 1,150
L2436166.UP.FTS.B, 7.3%, 1/18/27 ..... 1,739 1,702
b
L2437526.UP.FTS.B, 8.11%, 1/18/27 ..... 1,462 106
L2438360.UP.FTS.B, 8.62%, 1/18/27 .... 3,440 2,651
FW2436679.UP.FTS.B, 8.8%, 1/18/27 .... 895 879
FW2437428.UP.FTS.B, 9.23%, 1/18/27 ... 650 640
L2437916.UP.FTS.B, 11.63%, 1/18/27 .... 945 931
L2436944.UP.FTS.B, 13.68%, 1/18/27 .... 5,937 5,848
L2436120.UP.FTS.B, 16.49%, 1/18/27 .... 685 544
L2437522.UP.FTS.B, 20.01%, 1/18/27 .... 328 324
L2436835.UP.FTS.B, 20.74%, 1/18/27 .... 3,322 3,275
FW2436112.UP.FTS.B, 23.4%, 1/18/27 ... 812 801
L2437383.UP.FTS.B, 25.04%, 1/18/27 .... 2,754 2,715
L2435644.UP.FTS.B, 25.47%, 1/18/27 .... 3,443 2,749
L2435936.UP.FTS.B, 25.47%, 1/18/27 .... 505 498
L2436823.UP.FTS.B, 26.4%, 1/18/27 .... 945 933
FW2438660.UP.FTS.B, 27.49%, 1/18/27 .. 1,093 883
FW2437637.UP.FTS.B, 31.11%, 1/18/27 .. 442 437
FW2438330.UP.FTS.B, 31.74%, 1/18/27 .. 944 932
FW2426856.UP.FTS.B, 16.14%, 1/21/27 .. 2,062 2,038
FW2423642.UP.FTS.B, 28.44%, 1/22/27 .. 1,015 1,000
L2426699.UP.FTS.B, 13.25%, 1/25/27 .... 2,340 2,304
L2435766.UP.FTS.B, 10.44%, 1/28/27 .... 837 826
L2435828.UP.FTS.B, 15.11%, 2/01/27 .... 2,237 2,203
L2604537.UP.FTS.B, 4.81%, 2/10/27 .... 4,004 3,916
L2528315.UP.FTS.B, 7.51%, 2/10/27 .... 2,227 2,185
FW2594995.UP.FTS.B, 9.66%, 2/10/27 ... 5,837 5,728
L2606699.UP.FTS.B, 11.87%, 2/10/27 .... 5,025 4,942
L2608120.UP.FTS.B, 12.12%, 2/10/27 .... 5,660 5,568
L2602160.UP.FTS.B, 13.05%, 2/10/27 .... 1,817 1,788
L2605310.UP.FTS.B, 13.4%, 2/10/27 .... 1,291 1,270
L2604725.UP.FTS.B, 13.41%, 2/10/27 .... 634 624
L2608712.UP.FTS.B, 13.54%, 2/10/27 .... 863 849
L2607960.UP.FTS.B, 13.74%, 2/10/27 .... 1,624 1,597
FW2604743.UP.FTS.B, 13.75%, 2/10/27 .. 2,829 2,782
FW2606882.UP.FTS.B, 13.95%, 2/10/27 .. 1,738 1,710
L2603034.UP.FTS.B, 14.68%, 2/10/27 .... 2,288 2,260
FW2602616.UP.FTS.B, 14.79%, 2/10/27 .. 11,053 10,874
L2605446.UP.FTS.B, 15.44%, 2/10/27 .... 909 898
L2608142.UP.FTS.B, 19.78%, 2/10/27 .... 2,083 2,046
L2609196.UP.FTS.B, 20.26%, 2/10/27 .... 1,451 1,428
L2607782.UP.FTS.B, 20.62%, 2/10/27 .... 573 563
L2607501.UP.FTS.B, 20.9%, 2/10/27 .... 1,465 1,439
L2603922.UP.FTS.B, 21.73%, 2/10/27 .... 1,359 1,335
L2608576.UP.FTS.B, 21.77%, 2/10/27 .... 1,040 1,021
L2608126.UP.FTS.B, 22.06%, 2/10/27 .... 959 942
FW2607078.UP.FTS.B, 22.55%, 2/10/27 .. 890 601
L2602456.UP.FTS.B, 22.85%, 2/10/27 .... 2,042 2,006
L2608111.UP.FTS.B, 23.17%, 2/10/27 .... 4,069 3,999
L2606964.UP.FTS.B, 23.53%, 2/10/27 .... 255 250
L2606747.UP.FTS.B, 23.7%, 2/10/27 .... 2,395 2,353
L2604262.UP.FTS.B, 24.39%, 2/10/27 .... 1,288 1,266

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2601898.UP.FTS.B, 24.69%, 2/10/27 .... $ 363 $ 357
L2608510.UP.FTS.B, 25%, 2/10/27 ...... 120 117
L2605594.UP.FTS.B, 25.02%, 2/10/27 .... 727 715
L2604053.UP.FTS.B, 25.25%, 2/10/27 .... 512 362
L2606928.UP.FTS.B, 25.27%, 2/10/27 .... 563 555
L2609551.UP.FTS.B, 25.3%, 2/10/27 .... 843 282
L2608348.UP.FTS.B, 25.54%, 2/10/27 .... 1,575 1,549
FW2604813.UP.FTS.B, 25.83%, 2/10/27 .. 1,842 1,810
FW2604860.UP.FTS.B, 26.47%, 2/10/27 .. 1,459 1,435
FW2607306.UP.FTS.B, 26.66%, 2/10/27 .. 789 776
FW2603425.UP.FTS.B, 27.81%, 2/10/27 .. 868 853
FW2607282.UP.FTS.B, 30.52%, 2/10/27 .. 1,863 1,831
FW2606754.UP.FTS.B, 31.29%, 2/10/27 .. 1,080 1,063
FW2607854.UP.FTS.B, 31.49%, 2/10/27 .. 1,715 1,687
L2610465.UP.FTS.B, 5.18%, 2/11/27 ..... 2,885 2,835
L2570795.UP.FTS.B, 6.48%, 2/11/27 ..... 1,892 1,851
FW2614143.UP.FTS.B, 6.93%, 2/11/27 ... 764 748
L2610842.UP.FTS.B, 9.27%, 2/11/27 ..... 2,238 2,196
L2613434.UP.FTS.B, 9.37%, 2/11/27 ..... 2,929 2,875
L2611172.UP.FTS.B, 10.14%, 2/11/27 .... 423 417
FW2613043.UP.FTS.B, 11.2%, 2/11/27 ... 2,587 2,545
L2615183.UP.FTS.B, 12.14%, 2/11/27 .... 2,529 2,488
L2615652.UP.FTS.B, 12.4%, 2/11/27 ..... 889 874
FW2604554.UP.FTS.B, 13.07%, 2/11/27 .. 4,308 4,237
FW2615345.UP.FTS.B, 13.1%, 2/11/27 ... 1,455 1,434
L2612166.UP.FTS.B, 13.67%, 2/11/27 .... 309 305
L2615304.UP.FTS.B, 13.86%, 2/11/27 .... 8,418 8,280
L2614922.UP.FTS.B, 13.97%, 2/11/27 .... 2,423 2,383
L2612964.UP.FTS.B, 14.24%, 2/11/27 .... 2,620 2,578
L2615636.UP.FTS.B, 14.73%, 2/11/27 .... 5,434 5,367
L2612790.UP.FTS.B, 14.98%, 2/11/27 .... 3,904 1,292
L2612114.UP.FTS.B, 14.99%, 2/11/27 .... 1,904 1,873
L2610220.UP.FTS.B, 15.29%, 2/11/27 .... 1,779 1,757
L2610243.UP.FTS.B, 15.41%, 2/11/27 .... 1,737 1,716
L2539854.UP.FTS.B, 15.78%, 2/11/27 .... 1,009 997
L2614929.UP.FTS.B, 16.21%, 2/11/27 .... 1,018 1,001
L2611366.UP.FTS.B, 16.4%, 2/11/27 ..... 1,133 1,119
L2612163.UP.FTS.B, 17.53%, 2/11/27 .... 798 788
FW2610980.UP.FTS.B, 18.94%, 2/11/27 .. 2,363 2,335
L2614124.UP.FTS.B, 18.99%, 2/11/27 .... 1,179 1,160
L2601501.UP.FTS.B, 19.21%, 2/11/27 .... 1,163 1,145
L2609505.UP.FTS.B, 19.3%, 2/11/27 ..... 452 445
FW2611297.UP.FTS.B, 19.83%, 2/11/27 .. 3,810 3,765
L2612449.UP.FTS.B, 20.03%, 2/11/27 .... 2,259 2,224
L2609761.UP.FTS.B, 20.76%, 2/11/27 .... 1,217 1,196
L2615540.UP.FTS.B, 20.79%, 2/11/27 .... 1,463 1,440
L2612113.UP.FTS.B, 20.93%, 2/11/27 .... 1,973 1,943
FW2612937.UP.FTS.B, 21.48%, 2/11/27 .. 5,493 5,398
L2610047.UP.FTS.B, 22.57%, 2/11/27 .... 801 787
L2612720.UP.FTS.B, 23.21%, 2/11/27 .... 253 249
L2610518.UP.FTS.B, 23.54%, 2/11/27 .... 7,755 7,624
L2611149.UP.FTS.B, 23.94%, 2/11/27 .... 5,112 5,027
FW2613750.UP.FTS.B, 25.19%, 2/11/27 .. 677 667
L2612096.UP.FTS.B, 25.23%, 2/11/27 .... 521 512
L2612279.UP.FTS.B, 25.43%, 2/11/27 .... 3,103 3,052
L2611604.UP.FTS.B, 26.15%, 2/11/27 .... 1,321 1,300
FW2611559.UP.FTS.B, 26.48%, 2/11/27 .. 948 932
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2610030.UP.FTS.B, 27.01%, 2/11/27 .. $ 1,011 $ 994
FW2609816.UP.FTS.B, 27.78%, 2/11/27 .. 2,756 2,709
FW2608240.UP.FTS.B, 28.43%, 2/11/27 .. 3,006 2,957
FW2615423.UP.FTS.B, 28.85%, 2/11/27 .. 4,137 4,071
FW2614677.UP.FTS.B, 28.98%, 2/11/27 .. 1,371 1,349
FW2612243.UP.FTS.B, 29.25%, 2/11/27 .. 417 410
FW2611548.UP.FTS.B, 30.39%, 2/11/27 .. 337 331
FW2612001.UP.FTS.B, 30.9%, 2/11/27 ... 682 671
FW2609619.UP.FTS.B, 30.92%, 2/11/27 .. 820 807
FW2610795.UP.FTS.B, 30.98%, 2/11/27 .. 231 227
FW2611533.UP.FTS.B, 31.12%, 2/11/27 .. 975 959
FW2610773.UP.FTS.B, 31.41%, 2/11/27 .. 4,108 4,043
FW2610510.UP.FTS.B, 33.6%, 2/11/27 ... 500 493
FW2614310.UP.FTS.B, 33.97%, 2/11/27 .. 734 722
L2617298.UP.FTS.B, 5.1%, 2/14/27 ..... 2,030 1,985
L2617141.UP.FTS.B, 5.84%, 2/14/27 .... 1,259 1,232
L2616590.UP.FTS.B, 7.87%, 2/14/27 .... 5,102 5,007
L2616809.UP.FTS.B, 11.55%, 2/14/27 .... 1,182 1,163
L2617800.UP.FTS.B, 13.82%, 2/14/27 .... 1,169 1,150
L2616432.UP.FTS.B, 16.81%, 2/14/27 .... 1,826 1,806
FW2616193.UP.FTS.B, 17.47%, 2/14/27 .. 346 342
L2617103.UP.FTS.B, 18.14%, 2/14/27 .... 1,751 1,724
L2612816.UP.FTS.B, 19.36%, 2/14/27 .... 4,793 4,718
L2616072.UP.FTS.B, 19.58%, 2/14/27 .... 982 968
L2616174.UP.FTS.B, 20.55%, 2/14/27 .... 334 329
L2616368.UP.FTS.B, 24.5%, 2/14/27 .... 1,631 1,605
L2616717.UP.FTS.B, 25.42%, 2/14/27 .... 655 645
L2617627.UP.FTS.B, 25.47%, 2/14/27 .... 445 438
L2617283.UP.FTS.B, 25.65%, 2/14/27 .... 1,674 588
FW2617973.UP.FTS.B, 26.17%, 2/14/27 .. 2,010 1,979
FW2616788.UP.FTS.B, 28.08%, 2/14/27 .. 3,370 3,318
FW2617614.UP.FTS.B, 28.35%, 2/14/27 .. 8,134 2,501
FW2616093.UP.FTS.B, 29.88%, 2/14/27 .. 2,384 1,832
FW2618539.UP.FTS.B, 30.94%, 2/14/27 .. 1,328 1,308
FW2616908.UP.FTS.B, 31.23%, 2/14/27 .. 1,210 1,192
FW2618241.UP.FTS.B, 31.49%, 2/14/27 .. 2,565 2,527
L1715513.UP.FTS.B, 13.27%, 2/15/27 .... 8,359 6,383
L1694887.UP.FTS.B, 15.52%, 2/15/27 .... 1,326 1,305
L1715518.UP.FTS.B, 26.49%, 2/15/27 .... 3,649 2,861
FW2437431.UP.FTS.B, 30.95%, 2/16/27 .. 527 520
L2435765.UP.FTS.B, 24.15%, 2/18/27 .... 251 18
L2608264.UP.FTS.B, 15.55%, 2/20/27 .... 6,174 4,749
L1692458.UP.FTS.B, 22.21%, 2/20/27 .... 1,050 1,034
L2616722.UP.FTS.B, 19.8%, 2/24/27 .... 1,398 1,375
FW2612944.UP.FTS.B, 29.57%, 2/24/27 .. 2,281 2,244
FW2604033.UP.FTS.B, 19.37%, 2/25/27 .. 2,346 2,308
L2610061.UP.FTS.B, 14.43%, 2/28/27 .... 5,494 5,408
L2618109.UP.FTS.B, 12.08%, 3/07/27 .... 7,777 7,648
L2430189.UP.FTS.B, 25.96%, 3/14/27 .... 932 67
L2047210.UP.FTS.B, 23.31%, 3/15/27 .... 1,636 118
L1886082.UP.FTS.B, 11.37%, 3/20/27 .... 13,467 13,264
FW1887715.UP.FTS.B, 13.02%, 3/20/27 .. 2,294 1,698
FW2949972.UP.FTS.B, 5.25%, 4/14/27 ... 1,330 1,300
L2949121.UP.FTS.B, 6.79%, 4/14/27 .... 3,452 3,379
L2950010.UP.FTS.B, 6.8%, 4/14/27 ..... 1,597 1,561
L2949215.UP.FTS.B, 6.84%, 4/14/27 .... 4,404 4,306
L2951687.UP.FTS.B, 7.49%, 4/14/27 .... 2,035 1,998

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2951012.UP.FTS.B, 7.81%, 4/14/27 .... $ 2,508 $ 2,455
L2951121.UP.FTS.B, 7.86%, 4/14/27 ..... 3,727 3,659
L2949685.UP.FTS.B, 9.14%, 4/14/27 .... 952 935
b
L2949108.UP.FTS.B, 9.33%, 4/14/27 .... 5,389 390
L2951245.UP.FTS.B, 9.94%, 4/14/27 .... 2,416 2,372
L2934626.UP.FTS.B, 10.81%, 4/14/27 .... 1,706 1,681
L2950964.UP.FTS.B, 11.19%, 4/14/27 .... 2,451 2,415
L2950306.UP.FTS.B, 11.59%, 4/14/27 .... 6,902 2,095
L2942764.UP.FTS.B, 12.22%, 4/14/27 .... 3,413 2,565
FW2949810.UP.FTS.B, 13.53%, 4/14/27 .. 3,269 3,220
FW2949125.UP.FTS.B, 13.6%, 4/14/27 ... 1,108 1,092
L2950742.UP.FTS.B, 13.63%, 4/14/27 .... 2,578 2,540
FW2951854.UP.FTS.B, 14.02%, 4/14/27 .. 4,933 4,861
L2949763.UP.FTS.B, 14.31%, 4/14/27 .... 1,676 1,651
FW2951175.UP.FTS.B, 14.6%, 4/14/27 ... 576 568
FW2949070.UP.FTS.B, 14.69%, 4/14/27 .. 6,836 6,736
FW2949368.UP.FTS.B, 15%, 4/14/27 .... 853 261
L2948932.UP.FTS.B, 15.2%, 4/14/27 .... 397 392
L2951339.UP.FTS.B, 15.29%, 4/14/27 .... 4,686 4,617
FW2950466.UP.FTS.B, 15.31%, 4/14/27 .. 196 193
L2951714.UP.FTS.B, 15.35%, 4/14/27 .... 3,692 3,638
L2950927.UP.FTS.B, 15.36%, 4/14/27 .... 1,009 995
L2950042.UP.FTS.B, 16.06%, 4/14/27 .... 456 452
FW2946278.UP.FTS.B, 16.33%, 4/14/27 .. 3,636 3,602
L2948755.UP.FTS.B, 16.72%, 4/14/27 .... 2,365 2,343
FW2951535.UP.FTS.B, 17.04%, 4/14/27 .. 5,519 5,468
L2948803.UP.FTS.B, 17.33%, 4/14/27 .... 1,159 1,148
FW2949561.UP.FTS.B, 17.84%, 4/14/27 .. 5,810 5,732
L2950280.UP.FTS.B, 18.73%, 4/14/27 .... 1,189 1,178
L2949923.UP.FTS.B, 19.64%, 4/14/27 .... 285 283
L2951216.UP.FTS.B, 19.73%, 4/14/27 .... 657 648
L2950858.UP.FTS.B, 20.56%, 4/14/27 .... 1,421 1,401
L2951820.UP.FTS.B, 20.59%, 4/14/27 .... 9,310 9,227
b
FW2949268.UP.FTS.B, 20.97%, 4/14/27 .. 1,561 257
FW2950781.UP.FTS.B, 21.26%, 4/14/27 .. 3,267 3,238
FW2951375.UP.FTS.B, 22.32%, 4/14/27 .. 981 967
FW2949464.UP.FTS.B, 22.55%, 4/14/27 .. 985 971
FW2946360.UP.FTS.B, 23.4%, 4/14/27 ... 2,266 2,234
L2951427.UP.FTS.B, 23.72%, 4/14/27 .... 2,003 1,975
L2948992.UP.FTS.B, 24.59%, 4/14/27 .... 10,011 9,873
b
L2950134.UP.FTS.B, 24.82%, 4/14/27 .... 539 20
L2950811.UP.FTS.B, 25.09%, 4/14/27 .... 345 340
b
FW2951030.UP.FTS.B, 25.2%, 4/14/27 ... 1,669 121
L2942965.UP.FTS.B, 25.22%, 4/14/27 .... 3,108 3,065
L2949738.UP.FTS.B, 25.23%, 4/14/27 .... 622 613
L2951261.UP.FTS.B, 25.24%, 4/14/27 .... 560 553
L2951384.UP.FTS.B, 25.41%, 4/14/27 .... 825 814
L2949492.UP.FTS.B, 25.47%, 4/14/27 .... 1,435 1,415
L2951548.UP.FTS.B, 25.47%, 4/14/27 .... 779 769
L2950216.UP.FTS.B, 25.49%, 4/14/27 .... 1,711 1,688
FW2950277.UP.FTS.B, 25.52%, 4/14/27 .. 525 516
FW2950220.UP.FTS.B, 26.02%, 4/14/27 .. 629 621
L2951255.UP.FTS.B, 26.02%, 4/14/27 .... 2,608 2,572
FW2951228.UP.FTS.B, 26.2%, 4/14/27 ... 1,119 1,104
FW2948773.UP.FTS.B, 27.56%, 4/14/27 .. 1,498 1,478
FW2948716.UP.FTS.B, 27.71%, 4/14/27 .. 2,901 2,862
FW2949765.UP.FTS.B, 28.19%, 4/14/27 .. 3,252 3,209
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2948843.UP.FTS.B, 28.64%, 4/14/27 .. $ 3,270 $ 3,226
FW2950464.UP.FTS.B, 29.27%, 4/14/27 .. 1,225 1,208
FW2951435.UP.FTS.B, 30.37%, 4/14/27 .. 627 618
FW2949044.UP.FTS.B, 30.94%, 4/14/27 .. 1,399 1,380
FW2949727.UP.FTS.B, 30.99%, 4/14/27 .. 675 667
FW2950575.UP.FTS.B, 31.06%, 4/14/27 .. 914 902
FW2950561.UP.FTS.B, 31.2%, 4/14/27 ... 508 502
FW2949051.UP.FTS.B, 32.15%, 4/14/27 .. 1,804 1,782
FW2950185.UP.FTS.B, 32.24%, 4/14/27 .. 1,430 1,410
L2048072.UP.FTS.B, 11.58%, 4/15/27 .... 3,017 2,965
L2049386.UP.FTS.B, 19.96%, 4/15/27 .... 1,816 1,350
FW2048990.UP.FTS.B, 20.89%, 4/15/27 .. 983 968
L2951305.UP.FTS.B, 20.52%, 4/16/27 .... 1,068 1,054
L2950367.UP.FTS.B, 22.21%, 4/16/27 .... 3,232 3,204
FW2436660.UP.FTS.B, 28.46%, 4/18/27 .. 726 52
L2949050.UP.FTS.B, 24.74%, 4/20/27 .... 4,633 4,571
L2047847.UP.FTS.B, 25.96%, 4/20/27 .... 2,352 2,318
b
L2096414.UP.FTS.B, 14.36%, 4/22/27 .... 1,721 331
L2095820.UP.FTS.B, 19.69%, 4/22/27 .... 2,875 2,233
L2950334.UP.FTS.B, 20.22%, 4/22/27 .... 1,250 1,239
L2088829.UP.FTS.B, 21.32%, 4/22/27 .... 3,634 2,710
FW2094908.UP.FTS.B, 29.15%, 4/22/27 .. 16,630 16,435
FW2950896.UP.FTS.B, 16.97%, 4/28/27 .. 3,276 991
L2948840.UP.FTS.B, 19.72%, 4/28/27 .... 4,684 4,622
L2949973.UP.FTS.B, 20.99%, 4/28/27 .... 2,018 625
L2046907.UP.FTS.B, 21.17%, 4/28/27 .... 991 976
FW2607843.UP.FTS.B, 18.35%, 5/10/27 .. 1,604 115
L2430454.UP.FTS.B, 7.62%, 5/14/27 .... 2,294 167
FW2615937.UP.FTS.B, 21.82%, 5/14/27 .. 2,957 2,907
L2439293.UP.FTS.B, 9.38%, 5/18/27 .... 621 45
L1882034.UP.FTS.B, 17.06%, 5/20/27 .... 749 55
FW2293764.UP.FTS.B, 6.23%, 5/21/27 ... 5,180 3,751
FW2294924.UP.FTS.B, 28.38%, 5/21/27 .. 1,306 93
FW2296510.UP.FTS.B, 28.63%, 5/21/27 .. 3,072 3,041
FW2294827.UP.FTS.B, 31.11%, 5/21/27 .. 1,017 766
L2298796.UP.FTS.B, 7.68%, 5/22/27 .... 473 463
FW2297812.UP.FTS.B, 27.74%, 5/22/27 .. 1,604 1,584
L2300474.UP.FTS.B, 25.38%, 5/27/27 .... 1,145 1,134
L2292250.UP.FTS.B, 12.42%, 6/01/27 .... 3,522 3,462
FW2296458.UP.FTS.B, 30.75%, 6/06/27 .. 4,389 1,336
L2426279.UP.FTS.B, 17.73%, 6/13/27 .... 1,372 1,357
FW2423361.UP.FTS.B, 26.6%, 6/13/27 ... 1,237 1,217
FW2424580.UP.FTS.B, 31.2%, 6/13/27 ... 8,980 8,868
L2432199.UP.FTS.B, 7.42%, 6/14/27 .... 1,086 1,062
L2429715.UP.FTS.B, 8.3%, 6/14/27 ..... 1,007 985
L2433061.UP.FTS.B, 9.38%, 6/14/27 .... 1,909 1,871
L2435410.UP.FTS.B, 17.3%, 6/14/27 .... 5,224 1,492
L2046952.UP.FTS.B, 18.41%, 6/15/27 .... 540 534
FW2438645.UP.FTS.B, 31.19%, 6/26/27 .. 1,775 1,756
b
L2431725.UP.FTS.B, 12.26%, 6/28/27 .... 18,973 1,382
L2604772.UP.FTS.B, 7.89%, 7/10/27 .... 6,638 6,498
L2607609.UP.FTS.B, 15.09%, 7/10/27 .... 1,045 1,026
L2607076.UP.FTS.B, 16.42%, 7/10/27 .... 8,415 8,258
L2608552.UP.FTS.B, 22.9%, 7/10/27 .... 1,027 1,007
L2608553.UP.FTS.B, 23.5%, 7/10/27 .... 3,699 3,637
b
FW2603700.UP.FTS.B, 31.08%, 7/10/27 .. 1,124 184
b
L2615143.UP.FTS.B, 13.89%, 7/11/27 .... 2,282 166

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2611504.UP.FTS.B, 16.36%, 7/11/27 .... $ 2,425 $ 2,382
FW2609511.UP.FTS.B, 18.92%, 7/11/27 .. 5,437 5,379
L2610020.UP.FTS.B, 20.86%, 7/11/27 .... 1,292 94
FW2613777.UP.FTS.B, 27.07%, 7/11/27 .. 681 669
FW2610903.UP.FTS.B, 34.14%, 7/11/27 .. 7,686 7,561
b
L2611816.UP.FTS.B, 21.62%, 7/12/27 .... 1,227 90
b
L2615913.UP.FTS.B, 19.56%, 7/14/27 .... 3,450 312
L2614826.UP.FTS.B, 22.6%, 7/14/27 .... 2,980 889
L2618649.UP.FTS.B, 24.27%, 7/14/27 .... 4,014 3,946
L1716174.UP.FTS.B, 24.2%, 7/15/27 .... 6,022 5,928
FW2610585.UP.FTS.B, 9.75%, 7/16/27 ... 6,968 6,809
FW2950779.UP.FTS.B, 23.54%, 8/14/27 .. 1,376 988
FW1882891.UP.FTS.B, 25.65%, 8/20/27 .. 761 752
FW2603295.UP.FTS.B, 23.18%, 8/24/27 .. 4,767 4,689
FW2951315.UP.FTS.B, 9.91%, 9/14/27 ... 2,022 1,979
L2951595.UP.FTS.B, 10.95%, 9/14/27 .... 1,984 1,948
L2950333.UP.FTS.B, 12.69%, 9/14/27 .... 1,253 1,232
L2948733.UP.FTS.B, 13.2%, 9/14/27 .... 2,644 1,815
L2949507.UP.FTS.B, 15.04%, 9/14/27 .... 3,858 3,794
L2949405.UP.FTS.B, 16.41%, 9/14/27 .... 8,695 2,315
FW2951123.UP.FTS.B, 24.74%, 9/14/27 .. 5,961 430
b
FW2950395.UP.FTS.B, 28.88%, 9/14/27 .. 11,525 822
FW2950357.UP.FTS.B, 30.48%, 9/14/27 .. 4,852 4,790
FW2049311.UP.FTS.B, 21.75%, 9/15/27 .. 1,958 1,921
b
FW2094906.UP.FTS.B, 12.24%, 9/22/27 .. 872 63
b
L2293030.UP.FTS.B, 8.8%, 10/21/27 .... 895 146
L2295515.UP.FTS.B, 24.19%, 10/21/27 ... 2,638 190
L2300131.UP.FTS.B, 24.08%, 10/22/27 ... 5,763 5,677
FW2611103.UP.FTS.B, 17.75%, 11/11/27 . 924 67
L2614419.UP.FTS.B, 24.18%, 11/11/27 ... 551 40
L2421701.UP.FTS.B, 5.91%, 11/13/27 .... 7,192 6,980
FW2426682.UP.FTS.B, 6.38%, 11/13/27 .. 2,464 178
L2432901.UP.FTS.B, 6.93%, 11/14/27 .... 4,779 4,655
b
L2433991.UP.FTS.B, 7.94%, 11/14/27 .... 2,035 148
b
FW2429622.UP.FTS.B, 15.13%, 11/14/27 . 1,931 138
L2438805.UP.FTS.B, 9.71%, 11/18/27 .... 2,778 2,722
L2432353.UP.FTS.B, 7.41%, 11/20/27 .... 4,648 4,553
L2435424.UP.FTS.B, 10.13%, 11/21/27 ... 1,538 1,509
L2293969.UP.FTS.B, 25.41%, 11/21/27 ... 3,326 239
L2431623.UP.FTS.B, 19.58%, 12/02/27 ... 11,161 11,044
FW2605935.UP.FTS.B, 31.23%, 12/10/27 . 3,035 2,977
L2611260.UP.FTS.B, 17.12%, 12/11/27 ... 9,098 2,422
L2611326.UP.FTS.B, 18.28%, 12/11/27 ... 3,461 3,400
L2611597.UP.FTS.B, 25.33%, 12/11/27 ... 5,907 5,782
FW2617504.UP.FTS.B, 30.27%, 12/14/27 . 9,983 9,809
FW2609734.UP.FTS.B, 31%, 12/16/27 ... 616 604
FW2607135.UP.FTS.B, 30.71%, 12/20/27 . 1,527 1,503
FW2615716.UP.FTS.B, 30.71%, 12/21/27 . 1,126 1,108
L2616852.UP.FTS.B, 19.82%, 12/28/27 ... 3,131 3,068
FW2950242.UP.FTS.B, 24.53%, 2/14/28 .. 1,220 862
FW2951084.UP.FTS.B, 30.63%, 2/14/28 .. 8,377 8,271
FW2950648.UP.FTS.B, 30.95%, 2/14/28 .. 567 560
L1718966.UP.FTS.B, 18.89%, 9/15/28 .... 4,979 4,909
L1718702.UP.FTS.B, 26.02%, 9/15/28 .... 2,770 2,772
L2608032.UP.FTS.B, 17.27%, 2/10/29 .... 2,362 2,323
L2605139.UP.FTS.B, 28.33%, 2/10/29 .... 1,363 1,359
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2607986.UP.FTS.B, 25.66%, 7/10/29 .... $ 16,824 $ 16,138
1,087,589
Total Marketplace Loans (Cost
$8,304,925 ) .......................
$2,284,551
a
The rate shown represents the yield at period end.
b
Defaulted security or security for which income has been deemed uncollectible. See
Note 6.

Franklin Investors Securities Trust
Schedule of Investments (unaudited), April 30, 2026
Franklin Low Duration Total Return Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

At April 30, 2026 , the Fund had the following futures contracts outstanding. See Note 1 ( d ).
At April 30, 2026 , the Fund had the following forward exchange contracts outstanding. See Note 1 ( d ).
At April 30, 2026 , the Fund had the following credit default swap contracts outstanding. See Note 1 ( d ).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Short 223 $ 24,662,406 6/18/26 $ 586,356
U.S. Treasury 10 Year Ultra Notes ................ Short 11 1,241,453 6/18/26 35,392
U.S. Treasury 2 Year Notes ..................... Long 2,731 565,658,375 6/30/26 (5,016,459)
U.S. Treasury 5 Year Notes ..................... Short 236 25,449,281 6/30/26 449,664
U.S. Treasury Long Bonds ..................... Short 25 2,821,094 6/18/26 120,983
Total Futures Contracts ...................................................................... $(3,824,064)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. JPHQ Sell 3,479,000 4,098,546 7/13/26 $ 2,273 $ —
Total Forward Exchange Contracts ................................................... $2,273 $—
Net unrealized appreciation (depreciation) ............................................ $2,273
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
*
In U.S. dollars unless otherwise indicated.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
Centrally Cleared Swap Contracts
Contracts to Buy Protection
c
Traded Index
iTraxx Europe
Main 45 .... (1.00)% Quarterly 6/20/31 24,500,000 EUR $ (590,274) $ (347,382) $ (242,892)

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Credit Default Swap Contracts
(continued)
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
Centrally Cleared Swap Contracts (continued)
Contracts to Sell Protection
c,d
Traded Index
CDX.NA.HY.45 . 5.00% Quarterly 12/20/30 5,170,000 $ 403,141 $ 369,964 $ 33,177
Non-
Investment
Grade
CDX.NA.HY.46 . 5.00% Quarterly 6/20/31 13,300,000 1,025,404 701,627 323,777
Non-
Investment
Grade
CDX.NA.IG.46 .. 1.00% Quarterly 6/20/31 159,985,000 3,547,104 2,548,372 998,732
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $4,385,375 $3,272,581 $1,112,794
OTC Swap Contracts
Contracts to Buy Protection
c
Traded Index
CDX.NA.HY.45 . (5.00)% Quarterly CITI 12/20/30 4,700,000 (714,871) (652,556) (62,315)
Contracts to Sell Protection
c,d
Traded Index
CDX.NA.HY.39 . 5.00% Quarterly JPHQ 12/20/27 5,500,000 424,843 127,113 297,730
Non-
Investment
Grade
CDX.NA.IG.41 .. 1.00% Quarterly CITI 12/20/28 12,100,000 109,418 (213,641) 323,059
Investment
Grade
Total OTC Swap Contracts .............................................. $(180,610) $(739,084) $558,474
Total Credit Default Swap Contracts .................................... $4,204,765 $ 2,533,497 $1,671,268
a
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
b
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
c
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
d
The fund enters contracts to sell protection to create a long credit position.
See Note  10  regarding other derivative information.
See Abbreviations on page 237 .

Franklin Investors Securities Trust
Financial Highlights
Franklin Low Duration U.S. Government Securities Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2026
(unaudited)
Year Ended October 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.55 $7.55 $7.43 $7.48 $7.89 $7.95
Income from investment operations
a
:
Net investment income (loss)
b
........ 0.142 0.317 0.310 0.193 0.017 (0.006)
Net realized and unrealized gains (losses) (0.015) 0.040 0.163 0.003 (0.340) 0.022
Total from investment operations ........ 0.127 0.357 0.473 0.196 (0.323) 0.016
Less distributions from:
Net investment income .............. (0.157) (0.357) (0.353) (0.246) (0.087) (0.076)
Net asset value, end of period .......... $7.52 $7.55 $7.55 $7.43 $7.48 $7.89
Total return
c
....................... 1.70% 4.84% 6.49% 2.66% (4.11)% 0.20%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.03% 0.98% 0.98% 1.00% 0.93% 0.97%
Expenses net of waiver and payments by
affiliates .......................... 0.83% 0.83% 0.83% 0.84%
e
0.87% 0.91%
Net investment income (loss) .......... 3.81% 4.20% 4.12% 2.59% 0.22% (0.07)%
Supplemental data
Net assets , end of period (000’s) ........ $253,843 $256,869 $260,416 $284,319 $353,584 $432,447
Portfolio turnover rate ................ 16.94% 14.82% 16.02% 23.44% 15.99% 68.61%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Low Duration U.S. Government Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2026
(unaudited)
Year Ended October 31,
2025 2024 2023 2022 2021
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.54 $7.54 $7.42 $7.48 $7.88 $7.95
Income from investment operations
a
:
Net investment income
b
............. 0.148 0.328 0.321 0.206 0.029 0.006
Net realized and unrealized gains (losses) (0.005) 0.041 0.163 (0.009) (0.330) 0.012
Total from investment operations ........ 0.143 0.369 0.484 0.197 (0.301) 0.018
Less distributions from:
Net investment income .............. (0.163) (0.369) (0.364) (0.257) (0.099) (0.088)
Net asset value, end of period .......... $7.52 $7.54 $7.54 $7.42 $7.48 $7.88
Total return
c
....................... 1.91% 4.86% 6.65% 2.81% (3.85)% 0.23%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.88% 0.83% 0.83% 0.85% 0.78% 0.82%
Expenses net of waiver and payments by
affiliates .......................... 0.68% 0.68% 0.68% 0.69%
e
0.72% 0.77%
Net investment income ............... 3.96% 4.35% 4.27% 2.75% 0.37% 0.08%
Supplemental data
Net assets , end of period (000’s) ........ $39,330 $40,411 $44,019 $47,732 $55,048 $66,942
Portfolio turnover rate ................ 16.94% 14.82% 16.02% 23.44% 15.99% 68.61%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Low Duration U.S. Government Securities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2026
(unaudited)
Year Ended October 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.54 $7.54 $7.42 $7.48 $7.88 $7.95
Income from investment operations
a
:
Net investment income (loss)
b
........ 0.128 0.287 0.279 0.161 (0.017) (0.035)
Net realized and unrealized gains (losses) (0.015) 0.040 0.164 (0.005) (0.326) 0.010
Total from investment operations ........ 0.113 0.327 0.443 0.156 (0.343) (0.025)
Less distributions from:
Net investment income .............. (0.143) (0.327) (0.323) (0.216) (0.057) (0.045)
Net asset value, end of period .......... $7.51 $7.54 $7.54 $7.42 $7.48 $7.88
Total return
c
....................... 1.50% 4.42% 6.07% 2.11% (4.37)% (0.32)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.43% 1.38% 1.38% 1.40% 1.34% 1.38%
Expenses net of waiver and payments by
affiliates .......................... 1.23% 1.23% 1.23% 1.24%
e
1.27% 1.33%
Net investment income (loss) .......... 3.41% 3.80% 3.71% 2.15% (0.22)% (0.45)%
Supplemental data
Net assets , end of period (000’s) ........ $8,570 $9,023 $9,931 $13,586 $21,568 $36,318
Portfolio turnover rate ................ 16.94% 14.82% 16.02% 23.44% 15.99% 68.61%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Low Duration U.S. Government Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2026
(unaudited)
Year Ended October 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.56 $7.56 $7.44 $7.50 $7.90 $7.97
Income from investment operations
a
:
Net investment income
b
............. 0.153 0.338 0.331 0.213 0.040 0.021
Net realized and unrealized gains (losses) (0.015) 0.041 0.163 (0.003) (0.331) 0.014
Total from investment operations ........ 0.138 0.379 0.494 0.210 (0.291) 0.035
Less distributions from:
Net investment income .............. (0.168) (0.379) (0.374) (0.270) (0.109) (0.105)
Net asset value, end of period .......... $7.53 $7.56 $7.56 $7.44 $7.50 $7.90
Total return
c
....................... 1.83% 5.12% 6.78% 2.85% (3.71)% 0.44%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.69% 0.64% 0.64% 0.66% 0.59% 0.63%
Expenses net of waiver and payments by
affiliates .......................... 0.55% 0.55% 0.55% 0.56%
e
0.56% 0.55%
Net investment income ............... 4.08% 4.47% 4.39% 2.84% 0.52% 0.27%
Supplemental data
Net assets , end of period (000’s) ........ $17,036 $17,340 $18,710 $20,265 $29,513 $41,913
Portfolio turnover rate ................ 16.94% 14.82% 16.02% 23.44% 15.99% 68.61%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Low Duration U.S. Government Securities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2026
(unaudited)
Year Ended October 31,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.55 $7.56 $7.43 $7.49 $7.89 $7.96
Income from investment operations
a
:
Net investment income
b
............. 0.152 0.335 0.329 0.213 0.040 0.014
Net realized and unrealized gains (losses) (0.005) 0.031 0.173 (0.008) (0.334) 0.012
Total from investment operations ........ 0.147 0.366 0.502 0.205 (0.294) 0.026
Less distributions from:
Net investment income .............. (0.167) (0.376) (0.372) (0.265) (0.106) (0.096)
Net asset value, end of period .......... $7.53 $7.55 $7.56 $7.43 $7.49 $7.89
Total return
c
....................... 1.95% 4.96% 6.89% 2.78% (3.76)% 0.33%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.78% 0.73% 0.72% 0.75% 0.67% 0.72%
Expenses net of waiver and payments by
affiliates .......................... 0.58% 0.58% 0.58% 0.59%
e
0.62% 0.66%
Net investment income ............... 4.05% 4.44% 4.37% 2.84% 0.52% 0.18%
Supplemental data
Net assets , end of period (000’s) ........ $61,504 $56,718 $55,502 $77,434 $99,817 $86,615
Portfolio turnover rate ................ 16.94% 14.82% 16.02% 23.44% 15.99% 68.61%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Schedule of Investments (unaudited), April 30, 2026
Franklin Low Duration U.S. Government Securities Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
U.S. Government and Agency Securities 30.6%
U.S. Treasury Notes ,
4.125%, 1/31/27 ................................................... $ 20,000,000 $ 20,056,943
4.25%, 3/15/27 ................................................... 11,000,000 11,047,980
4.5%, 4/15/27 .................................................... 15,000,000 15,103,943
4%, 12/15/27 ..................................................... 10,000,000 10,019,141
3.875%, 12/31/27 .................................................. 10,000,000 9,998,828
4.25%, 1/15/28 ................................................... 10,000,000 10,059,766
3.75%, 4/15/28 ................................................... 20,000,000 19,948,438
3.75%, 5/15/28 ................................................... 20,000,000 19,946,484
Total U.S. Government and Agency Securities (Cost $ 116,051,050 ) ................
116,181,523
Mortgage-Backed Securities 45.9%
a
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 13.9%
FHLMC , 5.565% - 5.625%, ( 6-month Refinitiv USD IBOR Consumer Cash Fallbacks +/-
MBS Margin), 4/01/36 - 1/01/37 ....................................... 181,392 184,478
FHLMC , 6.086%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 7/01/46 ................................................... 5,266,253 5,479,626
FHLMC , 6.144%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 11/01/46 .................................................. 3,772,677 3,967,167
FHLMC , 6.174%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 10/01/46 .................................................. 2,439,201 2,534,408
FHLMC , 6.193%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 9/01/37 ................................................... 3,016,700 3,143,504
FHLMC , 6.195%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 8/01/47 ................................................... 3,091,057 3,211,905
FHLMC , 6.218%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 6/01/47 ................................................... 3,255,977 3,376,782
FHLMC , 6.232%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 11/01/46 .................................................. 2,866,932 3,002,335
FHLMC , 5.575% - 7.066%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/-
MBS Margin), 8/01/34 - 5/01/45 ....................................... 22,894,060 23,687,045
FHLMC , 5.73% - 7.372%, ( 1-year CMT T-Note +/- MBS Margin), 8/01/33 - 6/01/37 .. 4,189,885 4,336,296
52,923,546
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.8%
FHLMC Pool, 30 Year , 5.5%, 12/01/54 .................................... 1,612,424 1,622,308
FHLMC Pool, 30 Year , 6%, 5/01/53 ...................................... 1,431,253 1,468,939
3,091,247
a
Federal National Mortgage Association (FNMA) Adjustable Rate 26.3%
FNMA , 4.236%, ( COFI 11th District +/- MBS Margin), 4/01/34 .................. 2,977,043 2,950,477
FNMA , 4.64%, ( 1-month Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 8/01/27 ................................................... 12,166 12,135
FNMA , 5.05%, ( 3-year CMT T-Note +/- MBS Margin), 7/01/34 .................. 9,990 10,079
FNMA , 3.99% - 5.54%, ( COFI 11th District +/- MBS Margin), 8/01/26 - 12/01/37 ..... 1,330,696 1,317,520
FNMA , 5.786%, ( 6-month H15BDI +/- MBS Margin), 11/01/34 .................. 28,621 28,489
FNMA , 5.957%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 5/01/47 ................................................... 2,828,357 2,939,621
FNMA , 3.564% - 6.007%, ( 5-year CMT T-Note +/- MBS Margin), 4/01/27 - 2/01/30 ... 8,580 8,563
FNMA , 6.012%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 9/01/38 ................................................... 4,701,472 4,874,126
FNMA , 6.112%, ( 1-year CMT T-Note +/- MBS Margin), 5/01/36 ................. 2,978,424 3,100,236
FNMA , 6.19%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 7/01/42 ................................................... 1,716,019 1,783,029
FNMA , 6.202%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 4/01/44 ................................................... 11,673,317 12,186,836

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration U.S. Government Securities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
a
Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA , 6.206%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 4/01/40 ................................................... $ 1,818,964 $ 1,891,898
FNMA , 6.217%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 4/01/47 ................................................... 7,191,674 7,471,314
FNMA , 6.24%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 9/01/45 ................................................... 1,674,921 1,750,801
FNMA , 4.808% - 6.619%, ( 6-month Refinitiv USD IBOR Consumer Cash Fallbacks +/-
MBS Margin), 8/01/27 - 12/01/37 ...................................... 7,624,650 7,784,943
FNMA , 4.805% - 7.075%, ( 12-month average of 1-year CMT +/- MBS Margin), 11/01/27
- 11/01/44 ....................................................... 1,857,195 1,888,736
FNMA , 5.189% - 7.18%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/-
MBS Margin), 4/01/32 - 5/01/48 ....................................... 37,902,418 38,968,823
FNMA , 4.963% - 7.258%, ( 1-year CMT T-Note +/- MBS Margin), 4/01/27 - 12/01/40 .. 10,643,720 10,921,393
99,889,019
Federal National Mortgage Association (FNMA) Fixed Rate 4.3%
FNMA, 30 Year , 5.5%, 4/01/53 ......................................... 9,869,313 9,963,077
FNMA, 30 Year , 5.5%, 3/01/54 ......................................... 1,585,832 1,597,334
FNMA, 30 Year , 6%, 7/01/53 ........................................... 3,255,251 3,337,968
FNMA, 30 Year , 6%, 7/01/55 ........................................... 1,402,779 1,432,922
16,331,301
a
Government National Mortgage Association (GNMA) Adjustable Rate 0.0%
†
GNMA II , 5% - 5.625%, ( 1-year CMT T-Note +/- MBS Margin), 9/20/33 - 4/20/35 .... 127,495 129,302
129,302
Government National Mortgage Association (GNMA) Fixed Rate 0.6%
GNMA II, Single-family, 30 Year , 6%, 7/20/55 ............................... 2,139,746 2,183,878
Total Mortgage-Backed Securities (Cost $ 176,443,571 ) ...........................
174,548,293
Agency Commercial Mortgage-Backed Securities 20.1%
Financial Services 20.1%
b
FHLMC ,
4988 , AF , FRN , 4.133% , ( 30-day SOFR Average + 0.464% ), 10/15/37 .......... 2,860,641 2,823,745
4891 , AF , FRN , 4.183% , ( 30-day SOFR Average + 0.514% ), 7/15/42 ........... 4,041,938 4,091,291
413 , F23 , FRN , 4.695% , ( 30-day SOFR Average + 1.05% ), 5/25/54 ............ 974,103 981,334
343 , F4 , FRN , 4.133% , Strip , ( 30-day SOFR Average + 0.464% ), 10/15/37 ....... 2,564,576 2,513,950
4989 , FA , FRN , 4.133% , ( 30-day SOFR Average + 0.464% ), 8/15/40 ........... 3,594,737 3,530,466
5537 , FC , FRN , 4.795% , ( 30-day SOFR Average + 1.15% ), 5/25/55 ............ 1,688,150 1,707,473
4915 , FE , FRN , 4.183% , ( 30-day SOFR Average + 0.514% ), 2/15/38 ........... 5,761,048 5,695,118
5568 , FG , FRN , 4.745% , ( 30-day SOFR Average + 1.1% ), 8/25/55 ............. 1,675,916 1,691,424
5517 , FH , FRN , 4.795% , ( 30-day SOFR Average + 1.15% ), 3/25/55 ............ 1,305,723 1,316,640
4895 , GF , FRN , 4.183% , ( 30-day SOFR Average + 0.514% ), 11/15/43 .......... 4,250,218 4,195,721
4197 , KF , FRN , 4.083% , ( 30-day SOFR Average + 0.414% ), 9/15/37 ........... 1,121,958 1,082,620
4107 , KF , FRN , 4.173% , ( 30-day SOFR Average + 0.504% ), 6/15/38 ........... 1,219,006 1,206,047
4215 , KF , FRN , 4.083% , ( 30-day SOFR Average + 0.414% ), 2/15/40 ........... 874,400 852,413
4730 , WF , FRN , 4.133% , ( 30-day SOFR Average + 0.464% ), 8/15/38 ........... 2,357,246 2,329,097
4794 , WF , FRN , 4.133% , ( 30-day SOFR Average + 0.464% ), 3/15/43 ........... 2,512,023 2,476,191
b
FHLMC, Multi-family Structured Pass-Through Certificates ,
KF160 , AS , FRN , 4.352% , ( 30-day SOFR Average + 0.7% ), 10/25/30 ........... 1,794,713 1,798,536
KF163 , AS , FRN , 4.232% , ( 30-day SOFR Average + 0.58% ), 4/25/34 ........... 2,724,156 2,740,687
KF164 , AS , FRN , 4.222% , ( 30-day SOFR Average + 0.57% ), 10/25/34 .......... 3,436,237 3,435,458
b
FNMA ,
2019-38 , AF , FRN , 4.183% , ( 30-day SOFR Average + 0.514% ), 7/25/49 ......... 2,850,650 2,822,238
2019-59 , BF , FRN , 4.183% , ( 30-day SOFR Average + 0.514% ), 10/25/49 ........ 4,330,851 4,286,060

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration U.S. Government Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
b
FNMA, (continued)
2019-38 , CF , FRN , 4.21% , ( 30-day SOFR Average + 0.564% ), 7/25/49 .......... $ 1,128,343 $ 1,108,564
2021-44 , FA , FRN , 3.869% , ( 30-day SOFR Average + 0.2% ), 6/25/45 ........... 3,394,980 3,313,641
2024-98 , FA , FRN , 4.795% , ( 30-day SOFR Average + 1.15% ), 12/25/53 ......... 575,589 581,247
2024-103 , FB , FRN , 4.595% , ( 30-day SOFR Average + 0.95% ), 1/25/55 ......... 1,722,987 1,735,097
2024-105 , FC , FRN , 4.645% , ( 30-day SOFR Average + 1% ), 1/25/55 ........... 1,987,816 2,006,149
2025-59 , FD , FRN , 4.745% , ( 30-day SOFR Average + 1.1% ), 8/25/55 .......... 1,786,549 1,804,731
2025-55 , FG , FRN , 4.745% , ( 30-day SOFR Average + 1.1% ), 7/25/55 .......... 1,775,140 1,791,262
2020-54 , WF , FRN , 4.233% , ( 30-day SOFR Average + 0.564% ), 8/25/50 ........ 2,298,044 2,281,400
2021-8 , YF , FRN , 3.869% , ( 30-day SOFR Average + 0.2% ), 3/25/61 ............ 6,585,133 6,549,744
2021-36 , YF , FRN , 3.869% , ( 30-day SOFR Average + 0.2% ), 6/25/61 ........... 3,402,436 3,408,193
b
GNMA , 2010-12 , FD , FRN , 4.379% , ( 1-month SOFR + 0.714% ), 1/16/40 ..........
410,657 410,610
76,567,147
a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $ 77,095,467 ) .........
76,567,147
Total Long Term Investments (Cost $ 369,590,088 ) ...............................
367,296,963
a
a a a a
Short Term Investments 7.7%
Shares
a
Money Market Funds 7.7%
c,d
Franklin Institutional U.S. Government Money Market Fund , 3.593% ............. 29,296,467 29,296,467
Total Money Market Funds (Cost $ 29,296,467 ) ..................................
29,296,467
Total Short Term Investments (Cost $ 29,296,467 ) ................................
29,296,467
a
Total Investments (Cost $ 398,886,555 ) 104.3% ..................................
$396,593,430
Other Assets, less Liabilities (4.3) % ...........................................
(16,310,851)
Net Assets 100.0% ...........................................................
$380,282,579
†
Rounds to less than 0.1% of net assets.
a
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread;
they are based on the weighted average rates of the underlying mortgage loans, less the applicable servicing and guarantee fees (MBS margin).
b
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
c
See Note 3(f) regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Investors Securities Trust
Schedule of Investments (unaudited), April 30, 2026
Franklin Low Duration U.S. Government Securities Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

At April 30, 2026 , the Fund had the following futures contracts outstanding. See Note 1 ( d ).
See Note  10  regarding other derivative information.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Ultra Notes ................ Short 45 $ 5,078,672 6/18/26 $ 144,785
U.S. Treasury 2 Year Notes ..................... Long 458 94,863,250 6/30/26 (841,281)
U.S. Treasury 5 Year Notes ..................... Long 72 7,764,188 6/30/26 (138,435)
U.S. Treasury Long Bonds ..................... Short 10 1,128,438 6/18/26 48,393
Total Futures Contracts ...................................................................... $(786,538)
*
As of period end.
See Abbreviations on page 237 .

Franklin Investors Securities Trust
Financial Highlights
Franklin Managed Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2026
(unaudited)
Year Ended October 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.77 $12.79 $11.25 $11.73 $13.83 $11.73
Income from investment operations
a
:
Net investment income
b
............. 0.21 0.43 0.45 0.46 0.35 0.30
Net realized and unrealized gains (losses) 0.87 0.26 1.66 (0.40) (1.46) 2.36
Total from investment operations ........ 1.08 0.69 2.11 0.06 (1.11) 2.66
Less distributions from:
Net investment income .............. (0.29) (0.57) (0.57) (0.54) (0.50) (0.47)
Net realized gains ................. (0.02) (0.14) — — (0.49) (0.09)
Total distributions ................... (0.31) (0.71) (0.57) (0.54) (0.99) (0.56)
Net asset value, end of period .......... $13.54 $12.77 $12.79 $11.25 $11.73 $13.83
Total return
c
....................... 8.52% 5.66% 19.00% 0.34% (8.52)% 23.01%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.91% 0.91% 0.90% 0.90% 0.91% 0.92%
Expenses net of waiver and payments by
affiliates .......................... 0.91%
e
0.91%
e
0.90%
e
0.89%
f
0.90%
f
0.91%
f
Net investment income ............... 3.23% 3.45% 3.63% 3.78% 2.72% 2.27%
Supplemental data
Net assets , end of period (000’s) ........ $2,986,567 $2,867,571 $3,014,871 $2,844,145 $3,102,045 $3,523,379
Portfolio turnover rate ................ 13.95% 42.27% 31.92% 92.40% 75.02% 39.64%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Managed Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2026
(unaudited)
Year Ended October 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.63 $12.65 $11.13 $11.61 $13.68 $11.61
Income from investment operations
a
:
Net investment income
b
............. 0.16 0.34 0.36 0.36 0.25 0.20
Net realized and unrealized gains (losses) 0.86 0.25 1.63 (0.39) (1.43) 2.34
Total from investment operations ........ 1.02 0.59 1.99 (0.03) (1.18) 2.54
Less distributions from:
Net investment income .............. (0.24) (0.47) (0.47) (0.45) (0.40) (0.38)
Net realized gains ................. (0.02) (0.14) — — (0.49) (0.09)
Total distributions ................... (0.26) (0.61) (0.47) (0.45) (0.89) (0.47)
Net asset value, end of period .......... $13.39 $12.63 $12.65 $11.13 $11.61 $13.68
Total return
c
....................... 8.12% 4.89% 18.08% (0.46)% (9.15)% 22.07%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.66% 1.66% 1.65% 1.65% 1.66% 1.66%
Expenses net of waiver and payments by
affiliates .......................... 1.66%
e
1.66%
e
1.65%
e
1.64%
f
1.65%
f
1.65%
f
Net investment income ............... 2.48% 2.71% 2.90% 3.01% 1.94% 1.54%
Supplemental data
Net assets , end of period (000’s) ........ $63,591 $69,580 $95,404 $115,185 $168,085 $259,206
Portfolio turnover rate ................ 13.95% 42.27% 31.92% 92.40% 75.02% 39.64%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Managed Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2026
(unaudited)
Year Ended October 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.81 $12.83 $11.28 $11.77 $13.88 $11.76
Income from investment operations
a
:
Net investment income
b
............. 0.20 0.40 0.42 0.43 0.32 0.27
Net realized and unrealized gains (losses) 0.88 0.26 1.67 (0.40) (1.47) 2.38
Total from investment operations ........ 1.08 0.66 2.09 0.03 (1.15) 2.65
Less distributions from:
Net investment income .............. (0.28) (0.54) (0.54) (0.52) (0.47) (0.44)
Net realized gains ................. (0.02) (0.14) — — (0.49) (0.09)
Total distributions ................... (0.30) (0.68) (0.54) (0.52) (0.96) (0.53)
Net asset value, end of period .......... $13.59 $12.81 $12.83 $11.28 $11.77 $13.88
Total return
c
....................... 8.45% 5.39% 18.75% 0.02% (8.79)% 22.84%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.16% 1.16% 1.15% 1.15% 1.16% 1.16%
Expenses net of waiver and payments by
affiliates .......................... 1.16%
e
1.16%
e
1.15%
e
1.14%
f
1.15%
f
1.15%
f
Net investment income ............... 2.98% 3.21% 3.36% 3.52% 2.47% 2.03%
Supplemental data
Net assets , end of period (000’s) ........ $2,913 $2,552 $2,780 $2,382 $2,976 $3,435
Portfolio turnover rate ................ 13.95% 42.27% 31.92% 92.40% 75.02% 39.64%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Managed Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

`
a
Six Months
Ended April
30, 2026
(unaudited)
Year Ended October 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.81 $12.83 $11.28 $11.77 $13.88 $11.76
Income from investment operations
a
:
Net investment income
b
............. 0.23 0.47 0.49 0.50 0.39 0.34
Net realized and unrealized gains (losses) 0.87 0.26 1.67 (0.40) (1.46) 2.39
Total from investment operations ........ 1.10 0.73 2.16 0.10 (1.07) 2.73
Less distributions from:
Net investment income .............. (0.31) (0.61) (0.61) (0.59) (0.55) (0.52)
Net realized gains ................. (0.02) (0.14) — — (0.49) (0.09)
Total distributions ................... (0.33) (0.75) (0.61) (0.59) (1.04) (0.61)
Net asset value, end of period .......... $13.58 $12.81 $12.83 $11.28 $11.77 $13.88
Total return
c
....................... 8.66% 5.99% 19.43% 0.61% (8.23)% 23.52%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.59% 0.59% 0.59% 0.59% 0.60% 0.60%
Expenses net of waiver and payments by
affiliates .......................... 0.59%
e
0.59%
e
0.58% 0.58%
f
0.59%
f
0.59%
f
Net investment income ............... 3.54% 3.77% 3.94% 4.10% 3.05% 2.59%
Supplemental data
Net assets , end of period (000’s) ........ $195,941 $185,418 $187,499 $174,925 $169,511 $184,084
Portfolio turnover rate ................ 13.95% 42.27% 31.92% 92.40% 75.02% 39.64%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Managed Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2026
(unaudited)
Year Ended October 31,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.80 $12.82 $11.28 $11.76 $13.87 $11.76
Income from investment operations
a
:
Net investment income
b
............. 0.23 0.47 0.48 0.49 0.38 0.34
Net realized and unrealized gains (losses) 0.88 0.25 1.66 (0.39) (1.46) 2.37
Total from investment operations ........ 1.11 0.72 2.14 0.10 (1.08) 2.71
Less distributions from:
Net investment income .............. (0.31) (0.60) (0.60) (0.58) (0.54) (0.51)
Net realized gains ................. (0.02) (0.14) — — (0.49) (0.09)
Total distributions ................... (0.33) (0.74) (0.60) (0.58) (1.03) (0.60)
Net asset value, end of period .......... $13.58 $12.80 $12.82 $11.28 $11.76 $13.87
Total return
c
....................... 8.71% 5.92% 19.25% 0.60% (8.31)% 23.34%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.66% 0.66% 0.65% 0.65% 0.66% 0.67%
Expenses net of waiver and payments by
affiliates .......................... 0.66%
e
0.66%
e
0.65%
e
0.64%
f
0.65%
f
0.66%
f
Net investment income ............... 3.48% 3.70% 3.88% 4.03% 2.98% 2.52%
Supplemental data
Net assets , end of period (000’s) ........ $217,858 $192,406 $203,398 $191,532 $203,346 $228,617
Portfolio turnover rate ................ 13.95% 42.27% 31.92% 92.40% 75.02% 39.64%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Schedule of Investments, April 30, 2026
Franklin Managed Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 40.1%
Aerospace & Defense 1.8%
a
Boeing Co. (The) ................................... United States 40,000 $ 9,161,200
Lockheed Martin Corp. ............................... United States 50,000 25,898,500
RTX Corp. ........................................ United States 155,000 27,290,850
62,350,550
Air Freight & Logistics 0.5%
United Parcel Service, Inc. , B .......................... United States 175,000 19,040,000
Banks 2.3%
Bank of America Corp. ............................... United States 400,000 21,384,000
Fifth Third Bancorp .................................. United States 300,000 15,228,000
JPMorgan Chase & Co. ............................... United States 35,000 10,963,050
Truist Financial Corp. ................................ United States 350,000 18,025,000
US Bancorp ....................................... United States 250,000 14,165,000
79,765,050
Beverages 2.3%
Coca-Cola Co. (The) ................................. United States 300,000 23,628,000
PepsiCo, Inc. ...................................... United States 350,000 55,471,500
79,099,500
Biotechnology 1.5%
AbbVie, Inc. ....................................... United States 165,000 34,867,800
Amgen, Inc. ....................................... United States 50,000 17,312,500
52,180,300
Broadline Retail 0.6%
a
Amazon.com, Inc. ................................... United States 79,723 21,131,378
Building Products 0.4%
Johnson Controls International plc ....................... United States 100,000 14,603,000
Capital Markets 1.2%
Charles Schwab Corp. (The) ........................... United States 150,000 13,746,000
Morgan Stanley ..................................... United States 150,000 28,588,500
42,334,500
Chemicals 1.2%
Air Products and Chemicals, Inc. ........................ United States 140,000 42,007,000
Communications Equipment 1.4%
Cisco Systems, Inc. ................................. United States 525,000 48,037,500
Consumer Finance 0.4%
Capital One Financial Corp. ........................... United States 65,000 12,434,500
Diversified Telecommunication Services 0.8%
Comcast Corp. , A ................................... United States 800,000 21,632,000
Verizon Communications, Inc. .......................... United States 100,000 4,803,000
26,435,000
Electric Utilities 2.9%
Duke Energy Corp. .................................. United States 300,000 38,865,000
Edison International ................................. United States 175,000 12,160,750
Southern Co. (The) .................................. United States 500,000 48,350,000
99,375,750
Energy Equipment & Services 0.5%
SLB Ltd. .......................................... United States 321,000 18,258,480

Franklin Investors Securities Trust
Schedule of Investments
Franklin Managed Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Food Products 0.5%
Nestle SA , ADR .................................... United States 170,000 $ 17,251,600
Ground Transportation 1.2%
Union Pacific Corp. .................................. United States 150,000 40,422,000
Health Care Equipment & Supplies 0.9%
Abbott Laboratories .................................. United States 250,000 22,697,500
Medtronic plc ...................................... United States 125,000 10,121,250
32,818,750
Health Care Providers & Services 0.5%
CVS Health Corp. ................................... United States 200,000 16,658,000
Hotels, Restaurants & Leisure 0.9%
McDonald's Corp. ................................... United States 50,000 14,679,500
Starbucks Corp. .................................... United States 150,000 15,799,500
30,479,000
Household Products 1.9%
Procter & Gamble Co. (The) ........................... United States 450,000 66,190,500
Industrial Conglomerates 0.6%
Honeywell International, Inc. ........................... United States 100,000 21,433,000
IT Services 0.9%
Accenture plc , A .................................... United States 50,000 8,935,500
International Business Machines Corp. ................... United States 100,000 23,098,000
32,033,500
Metals & Mining 0.7%
Rio Tinto plc , ADR ................................... Australia 250,000 25,120,000
Multi-Utilities 0.7%
Sempra, Inc. ....................................... United States 250,000 23,780,000
Oil, Gas & Consumable Fuels 5.2%
Chevron Corp. ..................................... United States 325,000 62,825,750
ConocoPhillips ..................................... United States 75,000 9,433,500
Exxon Mobil Corp. ................................... United States 400,000 61,732,000
Shell plc , ADR ...................................... United States 250,000 22,667,500
TotalEnergies SE ................................... France 275,000 25,495,250
182,154,000
Pharmaceuticals 2.7%
AstraZeneca plc .................................... United Kingdom 90,000 16,863,300
Johnson & Johnson ................................. United States 100,000 22,985,000
Merck & Co., Inc. ................................... United States 300,000 32,754,000
Pfizer, Inc. ......................................... United States 750,000 20,025,000
92,627,300
Semiconductors & Semiconductor Equipment 2.8%
Analog Devices, Inc. ................................. United States 100,000 40,226,000
Texas Instruments, Inc. ............................... United States 200,000 56,216,000
96,442,000
Software 0.7%
Microsoft Corp. ..................................... United States 40,000 16,311,200
Oracle Corp. ....................................... United States 50,000 8,069,500
24,380,700

Franklin Investors Securities Trust
Schedule of Investments
Franklin Managed Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialty Retail 1.4%
Home Depot, Inc. (The) ............................... United States 150,000 $ 49,320,000
Textiles, Apparel & Luxury Goods 0.2%
NIKE, Inc. , B ....................................... United States 128,000 5,678,080
Tobacco 0.5%
Philip Morris International, Inc. ......................... United States 100,000 16,507,000
Total Common Stocks (Cost $ 972,461,788 ) ...................................
1,390,347,938
b
Equity-Linked Securities 8.9%
Banks 0.2%
c
UBS AG into Bank of America Corp. , 144A, 8% , 3/03/27 ...... United States 125,000 6,763,692
Broadline Retail 0.3%
c
J.P. Morgan Structured Products BV into Amazon.com, Inc. , 144A,
9% , 1/11/27 ...................................... United States 45,000 10,980,240
Consumer Staples Distribution & Retail 1.2%
c
BNP Paribas Issuance BV into Target Corp. , 144A, 11% , 10/07/26 United States 55,000 5,878,489
c
Wells Fargo Bank NA into Target Corp. , 144A, 10% , 5/13/26 ... United States 275,000 34,718,613
40,597,102
Electric Utilities 0.7%
c
BNP Paribas Issuance BV into NextEra Energy, Inc. , 144A, 8% ,
2/10/27 ......................................... United States 254,000 23,593,040
Energy Equipment & Services 0.5%
c
Citigroup Global Markets Holdings, Inc. into Halliburton Co. ,
144A, 10% , 1/26/27 ................................ United States 495,000 17,394,122
Health Care Providers & Services 0.6%
c
Merrill Lynch BV into UnitedHealth Group, Inc. , 144A, 10% ,
7/01/26 ......................................... United States 55,000 20,245,241
Hotels, Restaurants & Leisure 0.3%
c
Toronto-Dominion Bank (The) into Starbucks Corp. , 144A, 9% ,
1/27/27 ......................................... United States 125,000 12,432,790
Interactive Media & Services 0.6%
c
Mizuho Markets Cayman LP into Meta Platforms, Inc. , 144A,
10% , 12/07/26 .................................... United States 33,000 20,220,892
Metals & Mining 1.1%
c
Merrill Lynch BV into Freeport-McMoRan, Inc. , 144A, 10% ,
5/12/26 ......................................... United States 805,000 37,259,116
Semiconductors & Semiconductor Equipment 2.5%
c
Barclays Bank plc into Micron Technology, Inc. , 144A, 10% ,
9/08/26 ......................................... United States 85,000 12,966,832
c
Goldman Sachs Bank USA into Applied Materials, Inc. , 144A,
10% , 5/05/26 ..................................... United States 135,000 23,007,591
c
Merrill Lynch BV into Advanced Micro Devices, Inc. , 144A, 11% ,
5/06/26 ......................................... United States 125,000 14,018,953
c
Royal Bank of Canada into Microchip Technology, Inc. , 144A,
11% , 5/05/26 ..................................... United States 355,000 20,898,925
c
Royal Bank of Canada into Texas Instruments, Inc. , 144A, 9% ,
7/21/26 ......................................... United States 68,000 16,641,543
87,533,844
Software 0.9%
c
Citigroup Global Markets Holdings, Inc. into Workday, Inc. , 144A,
10% , 2/24/27 ..................................... United States 75,000 9,725,048

Franklin Investors Securities Trust
Schedule of Investments
Franklin Managed Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
b
Equity-Linked Securities
(continued)
Software (continued)
c
Mizuho Markets Cayman LP into Microsoft Corp. , 144A, 7.25% ,
1/11/27 ......................................... United States 50,000 $ 21,186,353
30,911,401
Total Equity-Linked Securities (Cost $ 265,696,905 ) ............................
307,931,480
Convertible Preferred Stocks 3.2%
Aerospace & Defense 0.6%
Boeing Co. (The) , 6% ................................ United States 300,000 21,660,000
Capital Markets 0.6%
Ares Management Corp. , B , 6.75% ...................... United States 500,000 19,620,000
Chemicals 0.6%
Albemarle Corp. , 7.25% .............................. United States 280,000 21,823,200
Electric Utilities 1.1%
NextEra Energy, Inc. , 7.234% .......................... United States 475,000 25,588,250
PPL Corp. , 7% ..................................... United States 100,000 5,044,000
Southern Co. (The) , A , 7.125% ......................... United States 175,000 9,105,250
39,737,500
Software 0.3%
Oracle Corp. , D , 6.5% ................................ United States 200,000 9,734,000
Total Convertible Preferred Stocks (Cost $ 87,425,747 ) .........................
112,574,700
Principal
Amount
*
Corporate Bonds 29.8%
Automobiles 0.4%
General Motors Co. , Senior Bond , 5.6% , 10/15/32 ...........
United States 15,000,000 15,350,134
Banks 4.5%
Bank of America Corp. , Senior Bond , 5.872% to 9/14/33, FRN
thereafter , 9/15/34 ................................. United States 15,000,000 15,736,681
Barclays plc ,
Senior Bond , 5.746% to 8/08/32, FRN thereafter , 8/09/33 ... United Kingdom 10,000,000 10,308,105
Senior Note , 7.385% to 11/01/27, FRN thereafter , 11/02/28 .. United Kingdom 15,000,000 15,597,834
Citigroup, Inc. ,
Senior Bond , 6.27% to 11/16/32, FRN thereafter , 11/17/33 ... United States 10,000,000 10,692,601
Sub. Bond , 6.02% to 1/23/35, FRN thereafter , 1/24/36 ...... United States 15,000,000 15,406,162
Fifth Third Bancorp , Senior Note , 6.339% to 7/26/28, FRN
thereafter , 7/27/29 ................................. United States 10,000,000 10,358,077
JPMorgan Chase & Co. ,
d
NN , Junior Sub. Bond , 6.875% to 5/31/29, FRN thereafter ,
Perpetual ....................................... United States 10,000,000 10,424,050
Senior Bond , 6.254% to 10/22/33, FRN thereafter , 10/23/34 . United States 10,000,000 10,728,549
PNC Financial Services Group, Inc. (The) , Senior Bond , 6.037%
to 10/27/32, FRN thereafter , 10/28/33 ................... United States 10,000,000 10,558,162
Truist Financial Corp. , Senior Bond , 5.122% to 1/25/33, FRN
thereafter , 1/26/34 ................................. United States 10,000,000 9,997,595
US Bancorp , Senior Bond , 5.85% to 10/20/32, FRN thereafter ,
10/21/33 ........................................ United States 10,000,000 10,490,820
Wells Fargo & Co. , Senior Bond , 5.389% to 4/23/33, FRN
thereafter , 4/24/34 ................................. United States 25,000,000 25,457,559
155,756,195

Franklin Investors Securities Trust
Schedule of Investments
Franklin Managed Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Biotechnology 0.4%
AbbVie, Inc. , Senior Bond , 4.55% , 3/15/35 ................
United States 15,000,000 $ 14,562,357
Building Products 0.6%
Carrier Global Corp. , Senior Bond , 5.9% , 3/15/34 ...........
United States 20,000,000 21,090,161
Capital Markets 2.2%
Charles Schwab Corp. (The) , Senior Bond , 5.853% to 5/18/33,
FRN thereafter , 5/19/34 ............................. United States 10,000,000 10,498,474
Goldman Sachs Group, Inc. (The) ,
Senior Bond , 2.65% to 10/20/31, FRN thereafter , 10/21/32 .. United States 15,000,000 13,357,072
Senior Bond , 6.561% to 10/23/33, FRN thereafter , 10/24/34 . United States 10,000,000 10,868,245
Sub. Bond , 5.387% to 2/01/36, FRN thereafter , 2/02/41 ..... United States 10,000,000 9,737,218
Morgan Stanley ,
Senior Bond , 6.342% to 10/17/32, FRN thereafter , 10/18/33 . United States 15,000,000 16,080,739
Senior Bond , 5.424% to 7/20/33, FRN thereafter , 7/21/34 ... United States 15,000,000 15,292,149
75,833,897
Chemicals 0.3%
Dow Chemical Co. (The) , Senior Bond , 6.3% , 3/15/33 ........
United States 10,000,000 10,566,347
Consumer Finance 2.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond , 3.3% , 1/30/32 .......................... Ireland 20,000,000 18,285,436
Capital One Financial Corp. ,
Senior Bond , 5.268% to 5/09/32, FRN thereafter , 5/10/33 ... United States 10,000,000 10,038,410
Senior Note , 6.312% to 6/07/28, FRN thereafter , 6/08/29 .... United States 10,000,000 10,342,082
General Motors Financial Co., Inc. ,
Senior Bond , 3.6% , 6/21/30 .......................... United States 20,000,000 19,109,667
Senior Bond , 6.4% , 1/09/33 .......................... United States 10,000,000 10,651,649
68,427,244
Diversified REITs 0.6%
c
VICI Properties LP / VICI Note Co., Inc. , Senior Bond , 144A,
4.625% , 12/01/29 .................................. United States 20,000,000 19,692,951
Diversified Telecommunication Services 0.6%
c
RD Michigan Property Owner I LLC , Senior Secured Bond , 144A,
7.5% , 3/30/45 .................................... United States 20,000,000 20,006,044
Electric Utilities 3.1%
Edison International , Senior Note , 6.95% , 11/15/29 ..........
United States 20,000,000 21,008,467
c
NRG Energy, Inc. , Senior Secured Bond , 144A, 7% , 3/15/33 ... United States 10,000,000 10,876,570
Pacific Gas and Electric Co. ,
Senior Bond , 4.55% , 7/01/30 ......................... United States 20,000,000 19,778,473
Senior Bond , 6.15% , 1/15/33 ......................... United States 10,000,000 10,485,677
Southern Co. (The) ,
Junior Sub. Bond , 6% to 3/31/33, FRN thereafter , 4/01/58 ... United States 10,000,000 10,112,950
Senior Bond , 5.7% , 10/15/32 ......................... United States 15,000,000 15,684,525
c
Vistra Operations Co. LLC , Senior Secured Bond , 144A, 4.3% ,
7/15/29 ......................................... United States 20,000,000 19,632,957
107,579,619
Electrical Equipment 0.6%
Regal Rexnord Corp. , Senior Note , 6.05% , 4/15/28 ..........
United States 20,000,000 20,509,317
Electronic Equipment, Instruments & Components 0.6%
Flex Ltd. , Senior Bond , 4.875% , 5/12/30 ..................
United States 20,000,000 20,014,839

Franklin Investors Securities Trust
Schedule of Investments
Franklin Managed Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Food Products 1.2%
JBS NV / JBS USA Foods Group Holdings, Inc. / JBS USA Food
Co. Holdings ,
Senior Note , 3.75% , 12/01/31 ........................ United States 5,000,000 $ 4,694,241
Senior Note , 6.75% , 3/15/34 ......................... United States 15,000,000 16,311,060
Pilgrim's Pride Corp. , Senior Note , 4.25% , 4/15/31 ..........
United States 21,000,000 20,199,668
41,204,969
Ground Transportation 0.7%
c
Ashtead Capital, Inc. ,
Senior Bond , 144A, 5.5% , 8/11/32 ..................... United Kingdom 15,000,000 15,329,911
Senior Bond , 144A, 5.95% , 10/15/33 ................... United Kingdom 10,000,000 10,386,848
25,716,759
Health Care Providers & Services 1.4%
c
Fresenius Medical Care US Finance III, Inc. , Senior Bond , 144A,
3% , 12/01/31 ..................................... Germany 20,000,000 17,885,583
HCA, Inc. , Senior Bond , 5.5% , 6/01/33 ...................
United States 15,000,000 15,348,645
Humana, Inc. , Senior Bond , 5.875% , 3/01/33 ...............
United States 15,000,000 15,391,711
48,625,939
Health Care REITs 0.6%
Healthpeak OP LLC , Senior Note , 5.25% , 12/15/32 ..........
United States 20,000,000 20,191,297
Insurance 1.2%
Brown & Brown, Inc. , Senior Bond , 2.375% , 3/15/31 .........
United States 25,000,000 22,131,958
c
Five Corners Funding Trust III , Senior Note , 144A, 5.791% ,
2/15/33 ......................................... United States 10,000,000 10,385,338
MetLife, Inc. , Junior Sub. Bond , 6.4% , 12/15/36 .............
United States 10,000,000 10,248,720
42,766,016
IT Services 0.6%
c
Beignet Investor LLC , Senior Secured Bond , 144A, 6.581% ,
5/30/49 ......................................... United States 20,000,000 20,672,801
Machinery 0.6%
Ingersoll Rand, Inc. , Senior Bond , 5.7% , 8/14/33 ............
United States 20,000,000 20,833,635
Metals & Mining 0.7%
ArcelorMittal SA , Senior Note , 6.55% , 11/29/27 .............
Luxembourg 10,000,000 10,292,094
Freeport-McMoRan, Inc. , Senior Bond , 4.625% , 8/01/30 ......
United States 15,000,000 14,964,906
25,257,000
Multi-Utilities 0.5%
Sempra, Inc. , Senior Bond , 5.5% , 8/01/33 .................
United States 15,000,000 15,458,824
Oil, Gas & Consumable Fuels 1.1%
Energy Transfer LP , Senior Bond , 5.75% , 2/15/33 ...........
United States 15,000,000 15,624,642
Williams Cos., Inc. (The) , Senior Bond , 5.65% , 3/15/33 .......
United States 20,000,000 20,717,011
36,341,653
Passenger Airlines 0.6%
c
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note ,
144A, 4.75% , 10/20/28 .............................. United States 20,833,333 20,854,222
Pharmaceuticals 0.5%
Viatris, Inc. , Senior Note , 2.7% , 6/22/30 ...................
United States 20,000,000 18,228,976
Semiconductors & Semiconductor Equipment 0.5%
Broadcom, Inc. , Senior Note , 3.469% , 4/15/34 ..............
United States 20,000,000 18,056,572

Franklin Investors Securities Trust
Schedule of Investments
Franklin Managed Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Software 1.2%
Oracle Corp. ,
Senior Bond , 6.25% , 11/09/32 ........................ United States 10,000,000 $ 10,267,989
Senior Bond , 3.9% , 5/15/35 .......................... United States 20,000,000 16,939,255
Senior Bond , 5.7% , 2/04/36 .......................... United States 5,000,000 4,804,262
Salesforce, Inc. , Senior Bond , 5.55% , 3/15/36 ..............
United States 10,000,000 9,976,127
41,987,633
Specialized REITs 0.6%
American Tower Corp. , Senior Bond , 5.9% , 11/15/33 .........
United States 10,000,000 10,490,748
Crown Castle, Inc. , Senior Bond , 5.1% , 5/01/33 .............
United States 10,000,000 9,920,883
20,411,631
Technology Hardware, Storage & Peripherals 0.4%
HP, Inc. , Senior Bond , 5.5% , 1/15/33 .....................
United States 15,000,000 15,280,284
Tobacco 0.8%
BAT Capital Corp. , Senior Bond , 7.75% , 10/19/32 ...........
United Kingdom 25,000,000 28,692,770
Trading Companies & Distributors 0.7%
c
United Rentals North America, Inc. , Senior Secured Note , 144A,
6% , 12/15/29 ..................................... United States 22,500,000 22,899,308
Total Corporate Bonds (Cost $ 981,108,119 ) ...................................
1,032,869,394
U.S. Government and Agency Securities 3.5%
U.S. Treasury Bonds ,
e
5 .18% , 8/15/54 ................................... United States 265,000,000 63,568,343
4.75%, 5/15/55 ................................... United States 60,000,000 57,697,266
Total U.S. Government and Agency Securities (Cost $ 126,100,831 ) ..............
121,265,609
Asset-Backed Securities 0.1%
Passenger Airlines 0.1%
United Airlines Pass-Through Trust , 2020-1 , A , 5.875% , 10/15/27 .
United States 3,111,542 3,168,957
Total Asset-Backed Securities (Cost $ 3,111,542 ) ..............................
3,168,957
Mortgage-Backed Securities 12.5%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 3.2%
FHLMC Pool, 30 Year , 5%, 5/01/53 ...................... United States 14,307,381 14,173,561
FHLMC Pool, 30 Year , 5%, 11/01/54 ..................... United States 21,657,354 21,366,585
FHLMC Pool, 30 Year , 5.5%, 7/01/53 ..................... United States 38,514,500 38,871,291
FHLMC Pool, 30 Year , 5.5%, 11/01/53 - 2/01/55 ............ United States 32,171,355 32,383,754
FHLMC Pool, 30 Year , 6%, 9/01/55 ...................... United States 3,991,040 4,076,800
110,871,991
Federal National Mortgage Association (FNMA) Fixed Rate 3.0%
FNMA, 30 Year , 4%, 8/01/49 ........................... United States 817,861 780,601
FNMA, 30 Year , 5%, 5/01/53 ........................... United States 14,246,441 14,112,458
FNMA, 30 Year , 5%, 11/01/53 .......................... United States 34,579,524 34,232,995
FNMA, 30 Year , 5.5%, 11/01/54 ......................... United States 8,749,346 8,802,085
FNMA, 30 Year , 6%, 5/01/53 ........................... United States 29,404,350 30,162,624
FNMA, 30 Year , 6%, 8/01/55 ........................... United States 13,498,426 13,788,484
101,879,247
Government National Mortgage Association (GNMA) Fixed Rate 6.3%
GNMA II, Single-family, 30 Year , 5.5%, 2/20/55 ............. United States 74,655,812 75,344,550
GNMA II, Single-family, 30 Year , 5.5%, 5/20/55 - 6/20/55 ...... United States 18,951,546 19,121,084
GNMA II, Single-family, 30 Year , 5.5%, 10/20/55 ............ United States 98,185,962 99,001,108

Franklin Investors Securities Trust
Schedule of Investments
Franklin Managed Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA II, Single-family, 30 Year , 6%, 8/20/55 - 1/20/56 ....... United States 25,430,725 $ 25,981,248
219,447,990
Total Mortgage-Backed Securities (Cost $ 428,241,716 ) .........................
432,199,228
Total Long Term Investments (Cost $ 2,864,146,648 ) ...........................
3,400,357,306
a
Short Term Investments 1.5%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 1.5%
f,g
Franklin Institutional U.S. Government Money Market Fund ,
3.593% ......................................... United States 50,868,531 50,868,531
Total Money Market Funds (Cost $ 50,868,531 ) ................................
50,868,531
Total Short Term Investments (Cost $ 50,868,531 ) ..............................
50,868,531
a
Total Investments (Cost $ 2,915,015,179 ) 99.6% ................................
$3,451,225,837
Other Assets, less Liabilities 0.4% ...........................................
15,644,834
Net Assets 100.0% .........................................................
$3,466,870,671
a a a
See Abbreviations on page 237 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
See Note 1(e) regarding equity-linked securities.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2026, the aggregate value of these securities was $496,554,013, representing 14.3% of net assets.
d
Perpetual security with no stated maturity date.
e
The rate shown represents the yield at period end.
f
See Note 3(f) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Franklin Investors Securities Trust
Financial Highlights
Franklin Total Return Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2026
(unaudited)
Year Ended October 31,
2025 2024 2023 2022 2021*
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.44 $8.30 $7.77 $7.94 $9.98 $10.04
Income from investment operations
a
:
Net investment income
b
............. 0.171 0.332 0.310 0.288 0.229 0.176
Net realized and unrealized gains (losses) (0.124) 0.153 0.536 (0.186) (2.006) 0.036
Total from investment operations ........ 0.047 0.485 0.846 0.102 (1.777) 0.212
Less distributions from:
Net investment income .............. (0.177) (0.345) (0.316) (0.272) (0.260) (0.272)
Tax return of capital ................ — — — — (0.003) —
Total distributions ................... (0.177) (0.345) (0.316) (0.272) (0.263) (0.272)
Net asset value, end of period .......... $8.31 $8.44 $8.30 $7.77 $7.94 $9.98
Total return
c
....................... 0.55% 5.98% 10.99% 1.14% (18.06)% 2.12%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.91% 0.92% 0.92% 0.94% 0.92% 0.89%
Expenses net of waiver and payments by
affiliates .......................... 0.72% 0.77% 0.83% 0.83%
e
0.82%
e
0.83%
Net investment income ............... 4.11% 4.00% 3.75% 3.50% 2.52% 1.75%
Supplemental data
Net assets, end of period (000’s) ........ $2,273,969 $2,403,057 $2,523,536 $2,494,183 $2,716,548 $3,876,156
Portfolio turnover rate ................ 154.60% 234.19% 204.24%
f
127.45% 197.26% 184.44%
f
Portfolio turnover rate excluding mortgage
dollar rolls
g
........................ 79.77% 87.23% 100.79%
f
81.72% 105.09% 59.70%
f
*
Includes the consolidated operations of FT Holdings Corporation I from November 1, 2020 through April 27, 2021.
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions.
g
See Note 1(g) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Financial Highlights
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2026
(unaudited)
Year Ended October 31,
2025 2024 2023 2022 2021*
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.37 $8.22 $7.71 $7.88 $9.90 $9.97
Income from investment operations
a
:
Net investment income
b
............. 0.155 0.299 0.277 0.256 0.193 0.137
Net realized and unrealized gains (losses) (0.124) 0.163 0.517 (0.186) (1.985) 0.025
Total from investment operations ........ 0.031 0.462 0.794 0.070 (1.792) 0.162
Less distributions from:
Net investment income .............. (0.161) (0.312) (0.284) (0.240) (0.225) (0.232)
Tax return of capital ................ — — — — (0.003) —
Total distributions ................... (0.161) (0.312) (0.284) (0.240) (0.228) (0.232)
Net asset value, end of period .......... $8.24 $8.37 $8.22 $7.71 $7.88 $9.90
Total return
c
....................... 0.36% 5.74% 10.36% 0.75% (18.33)% 1.63%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.32% 1.32% 1.33% 1.35% 1.32% 1.30%
Expenses net of waiver and payments by
affiliates .......................... 1.12% 1.18% 1.23% 1.23%
e
1.23%
e
1.24%
Net investment income ............... 3.74% 3.63% 3.38% 3.12% 2.14% 1.37%
Supplemental data
Net assets, end of period (000’s) ........ $16,810 $19,633 $24,832 $30,819 $91,669 $141,309
Portfolio turnover rate ................ 154.60% 234.19% 204.24%
f
127.45% 197.26% 184.44%
f
Portfolio turnover rate excluding mortgage
dollar rolls
g
........................ 79.77% 87.23% 100.79%
f
81.72% 105.09% 59.70%
f
*
Includes the consolidated operations of FT Holdings Corporation I from November 1, 2020 through April 27, 2021.
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions.
g
See Note 1(g) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Financial Highlights
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2026
(unaudited)
Year Ended October 31,
2025 2024 2023 2022 2021*
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.41 $8.26 $7.74 $7.90 $9.94 $10.00
Income from investment operations
a
:
Net investment income
b
............. 0.161 0.312 0.289 0.268 0.206 0.152
Net realized and unrealized gains (losses) (0.124) 0.163 0.527 (0.176) (2.005) 0.035
Total from investment operations ........ 0.037 0.475 0.816 0.092 (1.799) 0.187
Less distributions from:
Net investment income .............. (0.167) (0.325) (0.296) (0.252) (0.238) (0.247)
Tax return of capital ................ — — — — (0.003) —
Total distributions ................... (0.167) (0.325) (0.296) (0.252) (0.241) (0.247)
Net asset value, end of period .......... $8.28 $8.41 $8.26 $7.74 $7.90 $9.94
Total return
c
....................... 0.43% 5.87% 10.62% 1.03% (18.34)% 1.87%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.17% 1.17% 1.18% 1.19% 1.17% 1.14%
Expenses net of waiver and payments by
affiliates .......................... 0.97% 1.02% 1.08% 1.08%
e
1.08%
e
1.09%
Net investment income ............... 3.88% 3.78% 3.52% 3.27% 2.29% 1.52%
Supplemental data
Net assets, end of period (000’s) ........ $7,279 $7,497 $7,596 $7,336 $8,827 $12,623
Portfolio turnover rate ................ 154.60% 234.19% 204.24%
f
127.45% 197.26% 184.44%
f
Portfolio turnover rate excluding mortgage
dollar rolls
g
........................ 79.77% 87.23% 100.79%
f
81.72% 105.09% 59.70%
f
*
Includes the consolidated operations of FT Holdings Corporation I from November 1, 2020 through April 27, 2021.
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions.
g
See Note 1(g) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Financial Highlights
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2026
(unaudited)
Year Ended October 31,
2025 2024 2023 2022 2021*
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.50 $8.36 $7.83 $8.00 $10.05 $10.11
Income from investment operations
a
:
Net investment income
b
............. 0.186 0.362 0.340 0.318 0.263 0.213
Net realized and unrealized gains (losses) (0.125) 0.153 0.536 (0.186) (2.017) 0.035
Total from investment operations ........ 0.061 0.515 0.876 0.132 (1.754) 0.248
Less distributions from:
Net investment income .............. (0.191) (0.375) (0.346) (0.302) (0.293) (0.308)
Tax return of capital ................ — — — — (0.003) —
Total distributions ................... (0.191) (0.375) (0.346) (0.302) (0.296) (0.308)
Net asset value, end of period .......... $8.37 $8.50 $8.36 $7.83 $8.00 $10.05
Total return
c
....................... 0.60% 6.44% 11.30% 1.50% (17.74)% 2.47%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.55% 0.55% 0.57% 0.58% 0.56% 0.52%
Expenses net of waiver and payments by
affiliates .......................... 0.37% 0.41% 0.47% 0.47%
e
0.44%
e
0.46%
Net investment income ............... 4.43% 4.33% 4.08% 3.84% 2.89% 2.10%
Supplemental data
Net assets, end of period (000’s) ........ $372,344 $387,279 $396,341 $390,582 $434,834 $601,624
Portfolio turnover rate ................ 154.60% 234.19% 204.24%
f
127.45% 197.26% 184.44%
f
Portfolio turnover rate excluding mortgage
dollar rolls
g
........................ 79.77% 87.23% 100.79%
f
81.72% 105.09% 59.70%
f
*
Includes the consolidated operations of FT Holdings Corporation I from November 1, 2020 through April 27, 2021.
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions.
g
See Note 1(g) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Financial Highlights
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2026
(unaudited)
Year Ended October 31,
2025 2024 2023 2022 2021*
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.50 $8.35 $7.82 $7.99 $10.04 $10.10
Income from investment operations
a
:
Net investment income
b
............. 0.182 0.353 0.331 0.309 0.251 0.202
Net realized and unrealized gains (losses) (0.135) 0.163 0.536 (0.186) (2.015) 0.035
Total from investment operations ........ 0.047 0.516 0.867 0.123 (1.764) 0.237
Less distributions from:
Net investment income .............. (0.187) (0.366) (0.337) (0.293) (0.283) (0.297)
Tax return of capital ................ — — — — (0.003) —
Total distributions ................... (0.187) (0.366) (0.337) (0.293) (0.286) (0.297)
Net asset value, end of period .......... $8.36 $8.50 $8.35 $7.82 $7.99 $10.04
Total return
c
....................... 0.55% 6.33% 11.19% 1.39% (17.86)% 2.36%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.66% 0.66% 0.67% 0.69% 0.66% 0.64%
Expenses net of waiver and payments by
affiliates .......................... 0.47% 0.52% 0.58% 0.58%
e
0.57%
e
0.58%
Net investment income ............... 4.33% 4.23% 3.99% 3.73% 2.76% 2.00%
Supplemental data
Net assets, end of period (000’s) ........ $194,295 $202,363 $201,353 $156,009 $175,044 $232,016
Portfolio turnover rate ................ 154.60% 234.19% 204.24%
f
127.45% 197.26% 184.44%
f
Portfolio turnover rate excluding mortgage
dollar rolls
g
........................ 79.77% 87.23% 100.79%
f
81.72% 105.09% 59.70%
f
*
Includes the consolidated operations of FT Holdings Corporation I from November 1, 2020 through April 27, 2021.
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions.
g
See Note 1(g) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Schedule of Investments (unaudited), April 30, 2026
Franklin Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.0%
†
Energy Equipment & Services 0.0%
†
a
Valaris Ltd. ........................................ United States 2,435 $ 248,322
Machinery 0.0%
†
b
UTEX Industries, Inc. ................................ United States 4,843 212,912
Total Common Stocks (Cost $ 994,221 ) .......................................
461,234
Preferred Stocks 0.1%
Banks 0.1%
Citigroup Capital XIII , 10.295% ......................... United States 93,000 2,733,270
Total Preferred Stocks (Cost $ 2,325,000 ) .....................................
2,733,270
Principal
Amount
*
Corporate Bonds 49.1%
Aerospace & Defense 1.4%
c
Axon Enterprise, Inc. , Senior Note , 144A, 6.25% , 3/15/33 ..... United States 2,000,000 2,053,542
Boeing Co. (The) ,
Senior Bond , 3.625% , 2/01/31 ........................ United States 6,500,000 6,202,740
Senior Bond , 6.875% , 3/15/39 ........................ United States 3,200,000 3,548,311
Senior Note , 5.15% , 5/01/30 ......................... United States 13,500,000 13,721,601
c
Bombardier, Inc. , Senior Note , 144A, 6.75% , 6/15/33 ......... Canada 2,275,000 2,374,993
c
Efesto Bidco SpA Efesto US LLC , XR , Senior Secured Note ,
144A, 7.5% , 2/15/32 ............................... Italy 1,100,000 1,096,941
c
Honeywell Aerospace, Inc. ,
Senior Bond , 144A, 4.95% , 3/16/36 .................... United States 2,205,000 2,180,814
Senior Bond , 144A, 5.732% , 3/16/56 ................... United States 1,255,000 1,235,219
Senior Bond , 144A, 5.852% , 3/16/66 ................... United States 840,000 827,448
Senior Note , 144A, 4.6% , 3/16/33 ..................... United States 1,105,000 1,091,419
Howmet Aerospace, Inc. ,
Senior Bond , 4.75% , 4/15/36 ......................... United States 2,465,000 2,395,491
Senior Note , 4.85% , 10/15/31 ........................ United States 2,400,000 2,421,281
39,149,800
Automobile Components 0.1%
c
Forvia SE , Senior Note , 144A, 6.75% , 9/15/33 .............. France 2,000,000 2,006,794
Automobiles 0.2%
c
Hyundai Capital America ,
Senior Note , 144A, 5.35% , 3/19/29 .................... United States 1,600,000 1,629,144
Senior Note , 144A, 5.4% , 6/23/32 ..................... United States 4,900,000 4,994,446
6,623,590
Banks 7.2%
c
ABN AMRO Bank NV , Senior Non-Preferred Note , 144A, 6.339%
to 9/17/26, FRN thereafter , 9/18/27 ..................... Netherlands 2,500,000 2,517,572
Banco Santander SA , Sub. Bond , 2.749% , 12/03/30 .........
Spain 3,600,000 3,257,146
Bank of America Corp. ,
Senior Bond , 2.592% to 4/28/30, FRN thereafter , 4/29/31 ... United States 6,700,000 6,198,632
Senior Bond , 1.922% to 10/23/30, FRN thereafter , 10/24/31 . United States 5,300,000 4,700,387
Senior Bond , 2.972% to 2/03/32, FRN thereafter , 2/04/33 ... United States 7,500,000 6,797,672
Senior Bond , 5.468% to 1/22/34, FRN thereafter , 1/23/35 ... United States 10,000,000 10,219,839
Sub. Bond , 3.846% to 3/07/32, FRN thereafter , 3/08/37 ..... United States 1,434,000 1,332,564
c
Banque Federative du Credit Mutuel SA , Senior Preferred Note ,
144A, 4.541% , 1/15/31 .............................. France 2,350,000 2,323,259

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
c
BPCE SA ,
Senior Non-Preferred Note , 144A, 2.045% to 10/18/26, FRN
thereafter , 10/19/27 ................................ France 9,500,000 $ 9,392,938
Senior Non-Preferred Note , 144A, 5.716% to 1/17/29, FRN
thereafter , 1/18/30 ................................. France 7,000,000 7,171,485
c
CaixaBank SA , Senior Non-Preferred Note , 144A, 4.885% to
7/02/30, FRN thereafter , 7/03/31 ...................... Spain 5,200,000 5,209,000
Citigroup, Inc. ,
Senior Bond , 2.572% to 6/02/30, FRN thereafter , 6/03/31 ... United States 8,000,000 7,360,671
Senior Bond , 3.057% to 1/24/32, FRN thereafter , 1/25/33 ... United States 16,100,000 14,595,509
c
Danske Bank A/S , Senior Non-Preferred Note , 144A, 5.705% to
2/28/29, FRN thereafter , 3/01/30 ...................... Denmark 6,800,000 6,990,035
HSBC Holdings plc , Senior Bond , 3.973% to 5/21/29, FRN
thereafter , 5/22/30 ................................. United Kingdom 6,500,000 6,366,732
JPMorgan Chase & Co. ,
Senior Bond , 4.493% to 3/23/30, FRN thereafter , 3/24/31 ... United States 17,100,000 17,042,369
Senior Bond , 2.58% to 4/21/31, FRN thereafter , 4/22/32 .... United States 1,700,000 1,538,711
Senior Bond , 5.336% to 1/22/34, FRN thereafter , 1/23/35 ... United States 9,300,000 9,429,491
Sub. Bond , 5.576% to 7/22/35, FRN thereafter , 7/23/36 ..... United States 1,985,000 2,014,756
Lloyds Banking Group plc , Senior Note , 5.871% to 3/05/28, FRN
thereafter , 3/06/29 ................................. United Kingdom 5,300,000 5,429,582
Mizuho Financial Group, Inc. , Senior Note , 5.778% to 7/05/28,
FRN thereafter , 7/06/29 ............................. Japan 6,000,000 6,162,329
PNC Financial Services Group, Inc. (The) , Senior Note , 5.3% to
1/20/27, FRN thereafter , 1/21/28 ...................... United States 3,800,000 3,824,676
Santander UK Group Holdings plc , Senior Note , 1.673% to
6/23/26, FRN thereafter , 6/14/27 ...................... United Kingdom 6,500,000 6,476,140
c
Societe Generale SA ,
Senior Non-Preferred Note , 144A, 1.792% to 6/08/26, FRN
thereafter , 6/09/27 ................................. France 10,800,000 10,768,494
Senior Non-Preferred Note , 144A, 6.446% to 1/09/28, FRN
thereafter , 1/10/29 ................................. France 6,500,000 6,678,959
Toronto-Dominion Bank (The) , Senior Note , 4.693% , 9/15/27 ...
Canada 12,000,000 12,065,790
Truist Financial Corp. ,
Senior Note , 7.161% to 10/29/28, FRN thereafter , 10/30/29 .. United States 4,950,000 5,252,386
Senior Note , 5.435% to 1/23/29, FRN thereafter , 1/24/30 .... United States 4,400,000 4,503,139
Wells Fargo & Co. ,
Senior Bond , 3.35% to 3/01/32, FRN thereafter , 3/02/33 .... United States 9,000,000 8,287,865
Senior Bond , 5.499% to 1/22/34, FRN thereafter , 1/23/35 ... United States 7,500,000 7,650,155
Senior Note , 5.198% to 1/22/29, FRN thereafter , 1/23/30 .... United States 5,200,000 5,288,752
206,847,035
Beverages 0.1%
Keurig Dr. Pepper, Inc. , Senior Bond , 5.3% , 3/15/34 .........
United States 1,435,000 1,432,205
Biotechnology 1.4%
AbbVie, Inc. ,
Senior Bond , 4.75% , 3/15/36 ......................... United States 575,000 562,478
Senior Note , 3.2% , 11/21/29 ......................... United States 3,000,000 2,887,549
Senior Note , 4.4% , 3/15/33 .......................... United States 1,670,000 1,639,916
Amgen, Inc. , Senior Bond , 5.25% , 3/02/33 .................
United States 14,300,000 14,638,093
Biogen, Inc. , Senior Bond , 2.25% , 5/01/30 .................
United States 6,900,000 6,313,149
c
CSL Finance plc , Senior Bond , 144A, 4.25% , 4/27/32 ........ Australia 6,500,000 6,295,700
c
Genmab A/S / Genmab Finance LLC , Senior Secured Note ,
144A, 6.25% , 12/15/32 .............................. Denmark 1,960,000 2,012,577

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Biotechnology (continued)
Regeneron Pharmaceuticals, Inc. , Senior Bond , 1.75% , 9/15/30
United States 7,500,000 $ 6,668,061
41,017,523
Broadline Retail 0.3%
Amazon.com, Inc. ,
Senior Bond , 4.875% , 3/13/36 ........................ United States 1,997,000 1,968,478
Senior Bond , 5.8% , 3/13/56 .......................... United States 280,000 275,780
Senior Bond , 6.05% , 3/13/76 ......................... United States 1,786,000 1,761,164
Senior Note , 4.55% , 3/13/33 ......................... United States 1,350,000 1,334,220
b ,c ,d
K2016470219 South Africa Ltd. , Senior Secured Note , 144A, 3% ,
12/31/22 ........................................ South Africa 2,492,650 —
b ,c ,d
K2016470260 South Africa Ltd. , Senior Secured Note , 144A,
25% , 12/31/22 .................................... South Africa 1,098,025 —
c
Wayfair LLC , Senior Secured Note , 144A, 7.25% , 10/31/29 .... United States 2,000,000 2,050,826
7,390,468
Building Products 0.3%
Carlisle Cos., Inc. , Senior Bond , 5.25% , 9/15/35 ............
United States 820,000 824,438
c
JH North America Holdings, Inc. , Senior Secured Note , 144A,
5.875% , 1/31/31 ................................... United States 175,000 175,056
c
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC ,
Senior Secured Note , 144A, 6.75% , 4/01/32 .............. United States 1,000,000 989,064
Owens Corning , Senior Bond , 3.875% , 6/01/30 .............
United States 6,500,000 6,314,756
8,303,314
Capital Markets 3.0%
Deutsche Bank AG , Senior Preferred Note , 5.371% , 9/09/27 ...
Germany 9,500,000 9,646,622
Goldman Sachs Group, Inc. (The) ,
Senior Bond , 2.65% to 10/20/31, FRN thereafter , 10/21/32 .. United States 15,000,000 13,357,071
Senior Bond , 3.102% to 2/23/32, FRN thereafter , 2/24/33 ... United States 6,500,000 5,886,932
Senior Bond , 5.065% to 1/20/36, FRN thereafter , 1/21/37 ... United States 1,170,000 1,144,267
Senior Note , 1.948% to 10/20/26, FRN thereafter , 10/21/27 .. United States 9,700,000 9,588,789
Senior Note , 5.094% to 4/19/33, FRN thereafter , 4/20/34 .... United States 950,000 948,036
c
Jane Street Group / JSG Finance, Inc. , Senior Secured Note ,
144A, 6.125% , 11/01/32 ............................. United States 3,050,000 3,067,774
Morgan Stanley ,
Senior Bond , 1.928% to 4/27/31, FRN thereafter , 4/28/32 ... United States 15,200,000 13,221,912
Senior Bond , 5.466% to 1/17/34, FRN thereafter , 1/18/35 ... United States 8,650,000 8,816,752
Senior Bond , 5.073% to 1/29/36, FRN thereafter , 1/30/37 ... United States 1,780,000 1,742,327
Senior Bond , 5.9% to 3/12/46, FRN thereafter , 3/13/47 ..... United States 1,760,000 1,764,284
Senior Note , 4.493% to 1/15/31, FRN thereafter , 1/16/32 .... United States 1,755,000 1,727,259
Senior Note , 4.708% to 3/11/31, FRN thereafter , 3/12/32 .... United States 2,530,000 2,511,035
Sub. Bond , 5.948% to 1/18/33, FRN thereafter , 1/19/38 ..... United States 542,000 558,560
c
Prologis Targeted US Logistics Fund LP , Senior Note , 144A,
5.25% , 4/01/29 ................................... United States 2,500,000 2,549,523
c
Stonex Escrow Issuer LLC , Secured Note , 144A, 6.875% , 7/15/32 United States 1,310,000 1,355,267
c
StoneX Group, Inc. , Secured Note , 144A, 7.875% , 3/01/31 .... United States 700,000 737,512
c
UBS Group AG , Senior Note , 144A, 5.428% to 2/07/29, FRN
thereafter , 2/08/30 ................................. Switzerland 6,500,000 6,635,060
85,258,982
Chemicals 0.2%
c
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ... United States 2,000,000 1,951,193

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Chemicals (continued)
c
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 4,500,000 $ 4,740,197
6,691,390
Commercial Services & Supplies 0.5%
c
Neptune Bidco US, Inc. ,
Senior Secured Note , 144A, 9.29% , 4/15/29 ............. United States 130,000 131,585
Senior Secured Note , 144A, 9.5% , 2/15/33 .............. United States 1,200,000 1,202,452
Republic Services, Inc. , Senior Bond , 5% , 4/01/34 ...........
United States 6,500,000 6,572,420
Waste Connections, Inc. , Senior Bond , 4.8% , 7/15/36 ........
United States 2,075,000 2,032,071
c
Waste Pro USA, Inc. , Senior Note , 144A, 7% , 2/01/33 ........ United States 2,000,000 2,042,411
c
Wrangler Holdco Corp. , Senior Note , 144A, 6.625% , 4/01/32 ... Canada 2,000,000 2,064,816
14,045,755
Communications Equipment 0.5%
Motorola Solutions, Inc. , Senior Bond , 2.75% , 5/24/31 ........
United States 16,800,000 15,322,759
Consumer Finance 1.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond , 3.4% , 10/29/33 ......................... Ireland 11,300,000 10,045,985
Senior Note , 4.125% , 2/28/29 ........................ Ireland 805,000 795,221
c
Avolon Holdings Funding Ltd. ,
Senior Note , 144A, 4.9% , 10/10/30 .................... Ireland 3,265,000 3,249,151
Senior Note , 144A, 4.95% , 10/15/32 ................... Ireland 6,200,000 6,051,193
c
FirstCash, Inc. , Senior Note , 144A, 6.875% , 3/01/32 ......... United States 4,800,000 4,925,427
General Motors Financial Co., Inc. ,
Senior Bond , 5.45% , 9/06/34 ......................... United States 1,515,000 1,515,094
Senior Note , 4.2% , 10/27/28 ......................... United States 980,000 972,169
c
Jefferson Capital Holdings LLC , Senior Note , 144A, 9.5% , 2/15/29 United States 3,200,000 3,369,091
OneMain Finance Corp. , Senior Note , 6.75% , 9/15/33 ........
United States 1,500,000 1,477,272
32,400,603
Consumer Staples Distribution & Retail 0.4%
Dollar Tree, Inc. ,
Senior Bond , 4.2% , 5/15/28 .......................... United States 8,000,000 7,958,118
Senior Bond , 2.65% , 12/01/31 ........................ United States 3,300,000 2,946,610
c
US Foods, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ......... United States 2,000,000 1,957,560
12,862,288
Containers & Packaging 0.2%
AptarGroup, Inc. , Senior Note , 4.75% , 3/30/31 .............
United States 1,860,000 1,847,475
c
Toucan FinCo Ltd. / Toucan FinCo Can, Inc. / Toucan FinCo US
LLC , Senior Secured Note , 144A, 9.5% , 5/15/30 ........... Canada 775,000 679,766
WRKCo, Inc. , Senior Bond , 3% , 6/15/33 ..................
United States 4,700,000 4,136,958
6,664,199
Diversified REITs 0.3%
VICI Properties LP , Senior Note , 5.125% , 11/15/31 ..........
United States 9,000,000 8,976,257
Diversified Telecommunication Services 2.3%
c
APLD ComputeCo 2 LLC , Senior Secured Note , 144A, 6.75% ,
3/15/31 ......................................... United States 1,290,000 1,277,997
c
APLD ComputeCo LLC , Senior Secured Note , 144A, 9.25% ,
12/15/30 ........................................ United States 1,425,000 1,532,459
AT&T, Inc. ,
Senior Bond , 2.55% , 12/01/33 ........................ United States 21,000,000 17,761,691

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified Telecommunication Services (continued)
AT&T, Inc., (continued)
Senior Bond , 5.125% , 4/30/36 ........................ United States 1,485,000 $ 1,461,214
Senior Bond , 6.2% , 10/30/56 ......................... United States 1,205,000 1,194,496
c
Black Pearl Compute LLC , Senior Secured Note , 144A, 6.125% ,
2/15/31 ......................................... United States 1,200,000 1,219,005
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond ,
4.5% , 5/01/32 .................................... United States 2,200,000 1,933,289
c
Cipher Compute LLC , Senior Secured Note , 144A, 7.125% ,
11/15/30 ........................................ United States 1,385,000 1,437,296
Comcast Corp. ,
Senior Bond , 1.5% , 2/15/31 .......................... United States 4,000,000 3,470,303
Senior Bond , 4.8% , 5/15/33 .......................... United States 14,700,000 14,607,748
c
PR RNO Property Owner 1 LLC , Senior Secured Note , 144A,
6.5% , 5/01/31 .................................... United States 515,000 510,751
c
SV RNO Property Owner 1 LLC , Senior Secured Note , 144A,
5.875% , 3/01/31 ................................... United States 1,410,000 1,384,336
Verizon Communications, Inc. ,
Senior Bond , 5.05% , 5/09/33 ......................... United States 6,500,000 6,585,664
Senior Bond , 5.25% , 4/02/35 ......................... United States 836,000 836,148
Senior Note , 2.355% , 3/15/32 ........................ United States 9,000,000 7,872,093
Senior Note , 4.75% , 1/15/33 ......................... United States 1,664,000 1,642,556
c
WULF Compute LLC , Senior Secured Note , 144A, 7.75% ,
10/15/30 ........................................ United States 1,260,000 1,325,029
66,052,075
Electric Utilities 3.9%
American Electric Power Co., Inc. ,
C , Junior Sub. Bond , 5.8% to 3/14/31, FRN thereafter , 3/15/56 United States 3,265,000 3,248,865
D , Junior Sub. Bond , 6.05% to 3/14/36, FRN thereafter ,
3/15/56 ......................................... United States 1,090,000 1,087,050
c
California Buyer Ltd. / Atlantica Sustainable Infrastructure plc ,
Senior Note , 144A, 6.375% , 2/15/32 .................... United Kingdom 3,600,000 3,580,058
Commonwealth Edison Co. , Senior Bond , 6.45% , 1/15/38 .....
United States 700,000 770,300
DTE Electric Co. ,
Senior Bond , 5.25% , 5/15/35 ......................... United States 885,000 897,891
A , Senior Bond , 4.85% , 3/01/36 ....................... United States 1,705,000 1,667,767
Duke Energy Corp. ,
Senior Bond , 2.45% , 6/01/30 ......................... United States 2,900,000 2,675,704
Senior Bond , 4.5% , 8/15/32 .......................... United States 2,000,000 1,972,209
Senior Bond , 5.75% , 9/15/33 ......................... United States 6,500,000 6,799,623
Duke Energy Ohio, Inc. , Senior Bond , 5.25% , 4/01/33 ........
United States 1,300,000 1,329,232
c
Enel Finance International NV ,
Senior Bond , 144A, 6.8% , 9/15/37 ..................... Italy 3,000,000 3,315,421
Senior Note , 144A, 4.375% , 9/30/30 ................... Italy 1,210,000 1,190,548
Exelon Corp. , Senior Bond , 4.05% , 4/15/30 ................
United States 8,400,000 8,230,754
NextEra Energy Capital Holdings, Inc. ,
Senior Bond , 2.44% , 1/15/32 ......................... United States 9,000,000 7,954,196
Senior Note , 5.3% , 3/15/32 .......................... United States 7,370,000 7,563,775
c
NRG Energy, Inc. , Senior Bond , 144A, 6% , 1/15/36 .......... United States 2,000,000 1,987,293
Pacific Gas and Electric Co. ,
Senior Bond , 5.2% , 5/01/36 .......................... United States 855,000 833,136
Senior Secured Bond , 3.25% , 6/01/31 .................. United States 7,300,000 6,761,978
Southern Co. (The) , A , Senior Bond , 3.7% , 4/30/30 ..........
United States 10,500,000 10,176,189

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
Virginia Electric and Power Co. ,
Senior Bond , 5% , 4/01/33 ........................... United States 7,900,000 $ 7,970,362
Senior Bond , 4.95% , 3/15/36 ......................... United States 3,280,000 3,198,936
Senior Bond , 6.35% , 11/30/37 ........................ United States 520,000 564,073
c
Vistra Operations Co. LLC ,
Senior Bond , 144A, 6.95% , 10/15/33 ................... United States 2,000,000 2,179,356
Senior Bond , 144A, 5.25% , 10/15/35 ................... United States 1,135,000 1,102,127
Senior Secured Bond , 144A, 4.3% , 7/15/29 .............. United States 10,000,000 9,816,478
Xcel Energy, Inc. ,
Senior Bond , 4.6% , 6/01/32 .......................... United States 8,200,000 8,074,653
Senior Bond , 5.45% , 8/15/33 ......................... United States 5,500,000 5,620,112
110,568,086
Electrical Equipment 0.2%
Eaton Corp. , Senior Bond , 4.8% , 3/06/36 .................
United States 1,600,000 1,575,766
Vertiv Holdings Co. ,
Senior Bond , 4.85% , 3/15/36 ......................... United States 2,944,000 2,867,032
Senior Bond , 5.8% , 3/15/56 .......................... United States 685,000 664,789
5,107,587
Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp. , Senior Note , 4.4% , 2/15/33 ...............
United States 3,415,000 3,339,492
Flex Ltd. ,
Senior Bond , 4.875% , 5/12/30 ........................ United States 7,500,000 7,505,565
Senior Note , 5.25% , 1/15/32 ......................... United States 900,000 905,757
c
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ...... United States 2,000,000 1,936,162
13,686,976
Energy Equipment & Services 0.3%
c
Archrock Services LP / Archrock Partners Finance Corp. , Senior
Note , 144A, 6% , 2/01/34 ............................ United States 2,000,000 2,013,922
c
Kodiak Gas Services LLC ,
Senior Bond , 144A, 6.75% , 10/01/35 ................... United States 575,000 597,583
Senior Note , 144A, 6.5% , 10/01/33 .................... United States 1,425,000 1,458,398
c
Transocean International Ltd. , Senior Secured Note , 144A,
8.75% , 2/15/30 ................................... United States 1,750,000 1,833,765
c
Weatherford International Ltd. , Senior Note , 144A, 6.75% ,
10/15/33 ........................................ United States 2,000,000 2,075,720
7,979,388
Entertainment 0.1%
Discovery Global Holdings, Inc. , Senior Note , 4.054% , 3/15/29 .
United States 1,500,000 1,460,745
c
OAK-Eagle Acquireco, Inc. ,
Senior Note , 144A, 8.75% , 7/01/34 .................... United States 260,000 270,722
Senior Secured Note , 144A, 7.25% , 7/01/33 ............. United States 1,810,000 1,865,876
3,597,343
Financial Services 1.0%
Corebridge Financial, Inc. , Senior Note , 6.05% , 9/15/33 .......
United States 6,000,000 6,309,290
Fiserv, Inc. ,
Senior Bond , 3.5% , 7/01/29 .......................... United States 1,200,000 1,153,962
Senior Bond , 2.65% , 6/01/30 ......................... United States 9,100,000 8,327,208
Senior Bond , 5.625% , 8/21/33 ........................ United States 6,500,000 6,585,558

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Financial Services (continued)
c
Freedom Mortgage Holdings LLC ,
Senior Note , 144A, 8.375% , 4/01/32 ................... United States 1,050,000 $ 1,065,178
Senior Note , 144A, 7.875% , 4/01/33 ................... United States 950,000 926,926
c
Petronas Capital Ltd. , Senior Note , 144A, 4.95% , 1/03/31 ..... Malaysia 2,570,000 2,632,535
c
Rocket Cos., Inc. , Senior Note , 144A, 6.375% , 8/01/33 ....... United States 1,075,000 1,089,453
28,090,110
Food Products 1.3%
c
Froneri Lux FinCo SARL , Senior Secured Note , 144A, 6% ,
8/01/32 ......................................... United Kingdom 1,310,000 1,296,403
c
Industrial F&B Investments III, Inc. , Senior Secured Note , 144A,
7.75% , 2/11/33 .................................... United States 1,500,000 1,517,004
JBS NV / JBS USA Foods Group Holdings, Inc. / JBS USA Food
Co. Holdings ,
c
Senior Bond , 144A, 5.625% , 3/10/37 ................... United States 635,000 634,235
c
Senior Bond , 144A, 6.4% , 5/10/57 ..................... United States 615,000 605,578
Senior Note , 3% , 2/02/29 ........................... United States 2,000,000 1,922,112
Senior Note , 3.625% , 1/15/32 ........................ United States 2,500,000 2,314,878
Senior Note , 5.75% , 4/01/33 ......................... United States 6,500,000 6,696,118
Kraft Heinz Foods Co. , Senior Bond , 5% , 6/04/42 ...........
United States 3,640,000 3,220,188
c
Mars, Inc. , Senior Note , 144A, 5.2% , 3/01/35 ............... United States 10,630,000 10,728,540
McCormick & Co., Inc. , Senior Bond , 4.95% , 4/15/33 .........
United States 7,000,000 6,967,156
35,902,212
Ground Transportation 0.3%
Burlington Northern Santa Fe LLC ,
Senior Bond , 6.15% , 5/01/37 ......................... United States 3,100,000 3,379,778
Senior Bond , 5.55% , 3/15/56 ......................... United States 1,625,000 1,573,194
c
SMBC Aviation Capital Finance DAC , Senior Note , 144A, 5.1% ,
4/01/30 ......................................... Ireland 1,400,000 1,411,865
c
Watco Cos. LLC / Watco Finance Corp. , Senior Note , 144A,
7.125% , 8/01/32 ................................... United States 80,000 83,200
c
XPO, Inc. , Senior Note , 144A, 7.125% , 2/01/32 ............. United States 2,500,000 2,608,880
9,056,917
Health Care Equipment & Supplies 0.3%
Boston Scientific Corp. , Senior Bond , 2.65% , 6/01/30 ........
United States 6,000,000 5,593,901
c
Medline Borrower LP , Senior Secured Note , 144A, 3.875% ,
4/01/29 ......................................... United States 3,730,000 3,625,793
9,219,694
Health Care Providers & Services 2.6%
c
CHS/Community Health Systems, Inc. ,
Senior Secured Note , 144A, 6% , 1/15/29 ................ United States 2,500,000 2,481,862
Senior Secured Note , 144A, 10.875% , 1/15/32 ........... United States 2,300,000 2,473,050
Cigna Group (The) , Senior Bond , 5.25% , 2/15/34 ...........
United States 6,500,000 6,594,474
CVS Health Corp. ,
Senior Bond , 1.875% , 2/28/31 ........................ United States 1,120,000 982,336
Senior Bond , 5.3% , 6/01/33 .......................... United States 5,000,000 5,068,202
Senior Bond , 4.78% , 3/25/38 ......................... United States 3,200,000 2,966,972
Senior Bond , 2.7% , 8/21/40 .......................... United States 2,000,000 1,401,948
c
DaVita, Inc. ,
Senior Note , 144A, 4.625% , 6/01/30 ................... United States 4,900,000 4,745,663
Senior Note , 144A, 6.875% , 9/01/32 ................... United States 1,500,000 1,549,246
Elevance Health, Inc. , Senior Bond , 4.75% , 2/15/33 .........
United States 7,000,000 6,922,434

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
HCA, Inc. ,
Senior Note , 3.625% , 3/15/32 ........................ United States 9,000,000 $ 8,403,462
Senior Note , 4.6% , 11/15/32 ......................... United States 1,660,000 1,620,115
Icon Investments Six DAC ,
Senior Secured Bond , 6% , 5/08/34 .................... United States 500,000 511,190
Senior Secured Note , 5.849% , 5/08/29 ................. United States 873,000 889,706
Kaiser Foundation Hospitals , 2019 , Senior Bond , 3.266% ,
11/01/49 ........................................ United States 11,270,000 7,708,189
c
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...... Italy 4,600,000 4,507,935
Providence St. Joseph Health Obligated Group , H , 2.746% ,
10/01/26 ........................................ United States 8,875,000 8,816,476
c
Tenet Healthcare Corp. , Senior Note , 144A, 6% , 11/15/33 ..... United States 1,000,000 1,011,224
UnitedHealth Group, Inc. , Senior Note , 5.15% , 7/15/34 .......
United States 6,000,000 6,073,733
74,728,217
Health Care REITs 0.3%
Alexandria Real Estate Equities, Inc. ,
Senior Bond , 4.75% , 4/15/35 ......................... United States 6,500,000 6,146,896
Senior Bond , 5.25% , 5/15/36 ......................... United States 2,600,000 2,534,977
8,681,873
Health Care Technology 0.2%
IQVIA, Inc. ,
c
Senior Note , 144A, 6.25% , 6/01/32 .................... United States 2,000,000 2,039,292
Senior Secured Note , 6.25% , 2/01/29 .................. United States 4,300,000 4,463,060
6,502,352
Hotel & Resort REITs 0.2%
c
RHP Hotel Properties LP / RHP Finance Corp. , Senior Note ,
144A, 6.5% , 4/01/32 ............................... United States 5,900,000 6,057,748
Hotels, Restaurants & Leisure 0.5%
c
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A,
4% , 10/15/30 ..................................... Canada 2,000,000 1,903,797
c ,e
A&K Travel Group Holdings Ltd. , Senior Note , 144A, 7.5% ,
5/15/33 ......................................... Jersey 600,000 603,707
Airbnb, Inc. ,
Senior Bond , 5.25% , 3/16/36 ......................... United States 660,000 658,472
Senior Note , 4.65% , 3/16/31 ......................... United States 1,315,000 1,313,150
c
Carnival Corp. ,
Senior Note , 144A, 5.75% , 3/15/30 .................... United States 1,800,000 1,827,079
Senior Note , 144A, 5.75% , 8/01/32 .................... United States 740,000 744,646
Marriott International, Inc. , Senior Note , 4.5% , 5/01/33 ........
United States 1,825,000 1,769,412
c
NCL Corp. Ltd. ,
Senior Note , 144A, 6.75% , 2/01/32 .................... United States 600,000 597,563
Senior Note , 144A, 6.25% , 9/15/33 .................... United States 430,000 416,469
c
Rivers Enterprise Borrower LLC , Senior Secured Note , 144A,
6.25% , 10/15/30 ................................... United States 1,275,000 1,297,628
Starbucks Corp. , Senior Bond , 2.55% , 11/15/30 .............
United States 2,500,000 2,296,456
c
Viking Cruises Ltd. , Senior Note , 144A, 5.875% , 10/15/33 ..... United States 870,000 872,641
14,301,020
Household Durables 0.3%
PulteGroup, Inc. , Senior Bond , 6% , 2/15/35 ................
United States 6,500,000 6,824,320

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Household Durables (continued)
c
Weekley Homes LLC / Weekley Finance Corp. ,
Senior Note , 144A, 4.875% , 9/15/28 ................... United States 2,800,000 $ 2,741,991
Senior Note , 144A, 6.75% , 1/15/34 .................... United States 165,000 163,306
9,729,617
Independent Power and Renewable Electricity Producers 0.8%
c
AES Andes SA , Senior Note , 144A, 6.25% , 3/14/32 .......... Chile 1,260,000 1,306,315
c
Clearway Energy Operating LLC , Senior Note , 144A, 5.75% ,
1/15/34 ......................................... United States 2,030,000 2,031,445
Constellation Energy Generation LLC ,
Senior Bond , 5.8% , 3/01/33 .......................... United States 4,000,000 4,195,498
Senior Bond , 6.125% , 1/15/34 ........................ United States 8,950,000 9,593,708
Senior Note , 4.4% , 1/15/31 .......................... United States 1,265,000 1,252,146
c
Leeward Renewable Energy Operations LLC , Senior Note , 144A,
4.25% , 7/01/29 ................................... United States 2,000,000 1,914,580
c
Talen Energy Supply LLC ,
Senior Bond , 144A, 6.5% , 2/01/36 ..................... United States 610,000 612,630
Senior Note , 144A, 6.25% , 2/01/34 .................... United States 1,070,000 1,062,667
21,968,989
Insurance 2.4%
c
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Secured Note , 144A, 7% , 1/15/31 ................ United States 2,000,000 2,042,576
Arthur J Gallagher & Co. , Senior Note , 5% , 2/15/32 ..........
United States 2,625,000 2,632,966
c
Asurion LLC / Asurion Co-Issuer, Inc. ,
Senior Secured Note , 144A, 8% , 12/31/32 ............... United States 2,550,000 2,665,257
Senior Secured Note , 144A, 8.375% , 2/01/34 ............ United States 695,000 686,252
c
Athene Global Funding ,
Secured Note , 144A, 5.033% , 7/17/30 .................. United States 4,550,000 4,508,976
Senior Secured Bond , 144A, 5.543% , 8/22/35 ............ United States 2,900,000 2,850,430
Brown & Brown, Inc. ,
Senior Bond , 2.375% , 3/15/31 ........................ United States 5,500,000 4,869,031
Senior Note , 5.25% , 6/23/32 ......................... United States 895,000 893,530
CNA Financial Corp. , Senior Bond , 5.125% , 2/15/34 .........
United States 6,500,000 6,449,592
c
Corebridge Global Funding , Secured Note , 144A, 5.9% , 9/19/28 United States 3,400,000 3,503,418
F&G Annuities & Life, Inc. , Senior Note , 6.5% , 6/04/29 .......
United States 2,600,000 2,631,816
c
Five Corners Funding Trust II , Senior Note , 144A, 2.85% , 5/15/30 United States 3,000,000 2,803,749
c
Five Corners Funding Trust III , Senior Note , 144A, 5.791% ,
2/15/33 ......................................... United States 6,500,000 6,750,470
c
Metropolitan Life Global Funding I ,
Secured Note , 144A, 5.05% , 1/06/28 ................... United States 10,300,000 10,409,153
Secured Note , 144A, 4.3% , 8/25/29 .................... United States 3,700,000 3,683,688
c
RGA Global Funding , Secured Note , 144A, 5.5% , 1/11/31 ..... United States 6,900,000 7,115,492
c
Sammons Financial Group, Inc. , Senior Bond , 144A, 6.875% ,
4/15/34 ......................................... United States 4,400,000 4,662,366
69,158,762
Interactive Media & Services 0.1%
Meta Platforms, Inc. ,
Senior Bond , 5.25% , 5/15/36 ......................... United States 1,870,000 1,866,916
Senior Bond , 6.3% , 5/15/56 .......................... United States 1,335,000 1,339,739
3,206,655

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
IT Services 0.1%
c
Beignet Investor LLC , Senior Secured Bond , 144A, 6.581% ,
5/30/49 ......................................... United States 1,652,000 $ 1,707,573
c
Cogent Communications Group LLC / Cogent Finance, Inc. ,
Senior Secured Note , 144A, 6.5% , 7/01/32 ............... United States 2,000,000 1,857,200
3,564,773
Life Sciences Tools & Services 0.1%
Revvity, Inc. , Senior Bond , 2.25% , 9/15/31 ................
United States 1,800,000 1,579,686
Thermo Fisher Scientific, Inc. , Senior Bond , 4.902% , 2/12/36 ...
United States 1,540,000 1,525,101
3,104,787
Machinery 0.2%
c
ESAB Corp. ,
Senior Note , 144A, 6.25% , 4/15/29 .................... United States 2,000,000 2,028,916
Senior Note , 144A, 5.625% , 4/01/31 ................... United States 435,000 440,093
c
Terex Corp. , Senior Note , 144A, 6.25% , 10/15/32 ........... United States 2,000,000 2,034,434
4,503,443
Media 0.9%
c
Block Communications, Inc. , Senior Secured Note , 144A,
10.25% , 3/01/31 ................................... United States 440,000 407,732
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. , Senior Secured
Bond , 2.8% , 4/01/31 ............................... United States 12,500,000 11,196,355
c
Clear Channel Outdoor Holdings, Inc. , Senior Secured Note ,
144A, 7.875% , 4/01/30 .............................. United States 3,000,000 3,125,499
c
Directv Financing LLC , Senior Secured Note , 144A, 8.875% ,
2/01/30 ......................................... United States 2,900,000 2,957,194
c
Nexstar Media, Inc. , Senior Note , 144A, 7.25% , 4/15/34 ...... United States 815,000 820,791
c
Sinclair Television Group, Inc. , Senior Secured Note , 144A,
8.125% , 2/15/33 ................................... United States 1,500,000 1,554,322
Time Warner Cable LLC , Senior Secured Bond , 6.55% , 5/01/37
United States 5,700,000 5,731,529
25,793,422
Metals & Mining 1.0%
c
Anglo American Capital plc , Senior Note , 144A, 5% , 3/21/33 ... South Africa 2,335,000 2,310,124
BHP Billiton Finance USA Ltd. , Senior Bond , 5.25% , 9/08/33 ...
Australia 6,500,000 6,654,767
c
Commercial Metals Co. ,
Senior Bond , 144A, 6% , 12/15/35 ..................... United States 1,745,000 1,744,129
Senior Note , 144A, 5.75% , 11/15/33 ................... United States 225,000 225,504
c
Glencore Funding LLC , Senior Bond , 144A, 5.508% , 4/01/36 ... Australia 2,340,000 2,357,327
c
Mineral Resources Ltd. , Senior Note , 144A, 7% , 4/01/31 ...... Australia 2,000,000 2,077,736
c
Novelis Corp. , Senior Note , 144A, 6.375% , 8/15/33 .......... United States 2,430,000 2,441,912
Rio Tinto Finance USA plc , Senior Note , 5% , 3/14/32 .........
Australia 9,700,000 9,883,240
27,694,739
Multi-Utilities 0.6%
Berkshire Hathaway Energy Co. , Senior Bond , 6.125% , 4/01/36
United States 2,700,000 2,894,879
Dominion Energy, Inc. , C , Senior Note , 3.375% , 4/01/30 ......
United States 4,351,000 4,158,171
DTE Energy Co. , Senior Note , 4.875% , 6/01/28 .............
United States 6,700,000 6,753,986
Public Service Enterprise Group, Inc. , Senior Bond , 5.4% , 3/15/35
United States 2,725,000 2,753,487
Southern Co. Gas Capital Corp. , Senior Bond , 5.15% , 9/15/32 .
United States 2,000,000 2,030,012
18,590,535

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels 4.4%
c
Aker BP ASA , Senior Bond , 144A, 4% , 1/15/31 ............. Norway 5,400,000 $ 5,194,410
Boardwalk Pipelines LP , Senior Bond , 3.4% , 2/15/31 .........
United States 6,275,000 5,864,240
BP Capital Markets America, Inc. , Senior Bond , 4.989% , 4/10/34
United States 2,300,000 2,319,170
Canadian Natural Resources Ltd. , Senior Bond , 2.95% , 7/15/30
Canada 5,900,000 5,551,581
Cheniere Energy, Inc. ,
c
Senior Bond , 144A, 5.2% , 7/30/36 ..................... United States 475,000 469,771
Senior Note , 4.625% , 10/15/28 ....................... United States 1,700,000 1,694,729
Senior Note , 5.65% , 4/15/34 ......................... United States 1,700,000 1,751,828
ConocoPhillips Co. , Senior Bond , 5.05% , 9/15/33 ...........
United States 2,500,000 2,545,653
c
Crescent Energy Finance LLC ,
Senior Note , 144A, 7.875% , 4/15/32 ................... United States 500,000 518,635
Senior Note , 144A, 7.375% , 1/15/33 ................... United States 835,000 855,047
Senior Note , 144A, 8.375% , 1/15/34 ................... United States 665,000 703,613
Eastern Energy Gas Holdings LLC , Senior Bond , 5.8% , 1/15/35
United States 6,255,000 6,511,012
Energy Transfer LP ,
Senior Bond , 5.55% , 5/15/34 ......................... United States 9,500,000 9,705,717
Senior Note , 6.4% , 12/01/30 ......................... United States 4,000,000 4,270,617
c
Senior Note , 144A, 6% , 2/01/29 ...................... United States 2,000,000 2,018,881
Enterprise Products Operating LLC , Senior Bond , 3.125% ,
7/31/29 ......................................... United States 2,000,000 1,929,258
Hess Corp. , Senior Bond , 7.125% , 3/15/33 ................
United States 5,200,000 5,924,097
c
Hess Midstream Operations LP , Senior Note , 144A, 6.5% , 6/01/29 United States 5,700,000 5,843,184
c
Hilcorp Energy I LP / Hilcorp Finance Co. , Senior Bond , 144A,
6.25% , 4/15/32 ................................... United States 3,000,000 2,982,251
c
KazMunayGas National Co. JSC , Senior Bond , Reg S, 5.375% ,
4/24/30 ......................................... Kazakhstan 1,300,000 1,324,217
c
Kinetik Holdings LP , Senior Note , 144A, 6.625% , 12/15/28 ..... United States 4,000,000 4,082,452
MPLX LP , Senior Bond , 5.4% , 4/01/35 ....................
United States 11,300,000 11,300,566
Murphy Oil Corp. ,
Senior Note , 6% , 10/01/32 .......................... United States 135,000 135,971
Senior Note , 6.5% , 2/15/34 .......................... United States 500,000 504,141
ONEOK, Inc. , Senior Note , 4.75% , 10/15/31 ...............
United States 5,000,000 4,970,517
c
Pertamina Hulu Energi PT , Senior Note , 144A, 5.25% , 5/21/30 . Indonesia 1,730,000 1,749,236
c
Sunoco LP ,
Senior Note , 144A, 5.375% , 7/15/31 ................... United States 475,000 473,046
Senior Note , 144A, 5.625% , 7/15/34 ................... United States 1,525,000 1,505,314
Targa Resources Corp. , Senior Note , 4.35% , 4/15/31 ........
United States 1,455,000 1,426,718
TotalEnergies Capital SA , Senior Bond , 4.724% , 9/10/34 ......
France 3,820,000 3,798,462
TransCanada PipeLines Ltd. , Senior Bond , 4.25% , 5/15/28 ....
Canada 3,400,000 3,386,894
Transcontinental Gas Pipe Line Co. LLC ,
Senior Note , 3.25% , 5/15/30 ......................... United States 4,500,000 4,294,368
Senior Note , 5.1% , 3/15/36 .......................... United States 1,835,000 1,821,440
c
Var Energi ASA , Senior Bond , 144A, 8% , 11/15/32 .......... Norway 6,500,000 7,401,820
c
Venture Global Calcasieu Pass LLC ,
Senior Secured Bond , 144A, 4.125% , 8/15/31 ............ United States 2,000,000 1,874,681
Senior Secured Bond , 144A, 6% , 5/01/36 ............... United States 1,135,000 1,144,367
Senior Secured Note , 144A, 3.875% , 8/15/29 ............ United States 500,000 479,240
c
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond , 144A, 7.75% , 5/01/35 ............. United States 350,000 393,809
Senior Secured Bond , 144A, 6.75% , 1/15/36 ............. United States 745,000 792,319
Senior Secured Note , 144A, 7.5% , 5/01/33 .............. United States 350,000 388,289
Senior Secured Note , 144A, 6.5% , 1/15/34 .............. United States 145,000 152,089
Viper Energy Partners LLC , Senior Bond , 5.7% , 8/01/35 ......
United States 2,194,000 2,228,519

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Williams Cos., Inc. (The) , Senior Bond , 3.5% , 11/15/30 .......
United States 3,200,000 $ 3,047,940
125,330,109
Paper & Forest Products 0.1%
c
Georgia-Pacific LLC , Senior Note , 144A, 4.9% , 5/15/33 ....... United States 2,150,000 2,146,297
Passenger Airlines 0.2%
c
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note ,
144A, 4.75% , 10/20/28 .............................. United States 5,416,667 5,422,098
Personal Care Products 0.5%
Haleon US Capital LLC , Senior Note , 3.625% , 3/24/32 .......
United States 6,500,000 6,124,430
Kenvue, Inc. , Senior Note , 4.85% , 5/22/32 .................
United States 6,000,000 6,071,980
c
Opal Bidco SAS , Senior Secured Note , 144A, 6.5% , 3/31/32 ... France 1,800,000 1,833,619
14,030,029
Pharmaceuticals 1.4%
c
Bayer US Finance LLC , Senior Note , 144A, 6.375% , 11/21/30 .. Germany 10,000,000 10,546,705
c
Endo Finance Holdings LP , Senior Secured Note , 144A, 8.5% ,
4/15/31 ......................................... United States 800,000 848,380
Merck & Co., Inc. ,
Senior Bond , 4.75% , 12/04/35 ........................ United States 1,430,000 1,400,343
Senior Note , 4.45% , 12/04/32 ........................ United States 885,000 876,933
Novartis Capital Corp. ,
Senior Bond , 4.9% , 3/18/36 .......................... United States 1,935,000 1,922,347
Senior Bond , 5.7% , 3/18/56 .......................... United States 1,040,000 1,042,459
Senior Note , 4.1% , 11/05/30 ......................... United States 6,370,000 6,288,409
Senior Note , 4.6% , 3/18/33 .......................... United States 1,565,000 1,554,645
Pfizer Investment Enterprises Pte. Ltd. , Senior Bond , 4.75% ,
5/19/33 ......................................... United States 4,100,000 4,083,892
Royalty Pharma plc , Senior Bond , 2.15% , 9/02/31 ...........
United States 11,800,000 10,349,228
Teva Pharmaceutical Finance Netherlands III BV , Senior Bond ,
4.1% , 10/01/46 ................................... Israel 3,130,000 2,414,033
41,327,374
Residential REITs 0.1%
Essex Portfolio LP , Senior Bond , 5.375% , 4/01/35 ...........
United States 3,200,000 3,254,814
Semiconductors & Semiconductor Equipment 0.8%
Broadcom, Inc. ,
Senior Bond , 4.95% , 1/15/36 ......................... United States 1,395,000 1,381,819
Senior Bond , 5.7% , 1/15/56 .......................... United States 210,000 208,920
c
Foundry JV Holdco LLC ,
Senior Secured Bond , 144A, 6.25% , 1/25/35 ............. United States 9,300,000 9,829,616
Senior Secured Bond , 144A, 6.4% , 1/25/38 .............. United States 1,485,000 1,588,071
Senior Secured Note , 144A, 5.9% , 1/25/33 .............. United States 1,970,000 2,051,322
Intel Corp. ,
Senior Bond , 5.3% , 5/15/36 .......................... United States 1,372,487 1,367,252
Senior Bond , 6.125% , 5/15/56 ........................ United States 843,968 838,267
Marvell Technology, Inc. , Senior Bond , 5.3% , 4/15/36 ........
United States 3,615,000 3,618,368
c
Qnity Electronics, Inc. ,
Senior Note , 144A, 6.25% , 8/15/33 .................... United States 840,000 860,476
Senior Secured Note , 144A, 5.75% , 8/15/32 ............. United States 940,000 950,219
22,694,330

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Software 0.9%
c
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 .......... United States 1,500,000 $ 1,216,986
Oracle Corp. ,
Senior Bond , 2.875% , 3/25/31 ........................ United States 9,000,000 8,001,644
Senior Bond , 5.7% , 2/04/36 .......................... United States 3,205,000 3,079,532
Senior Bond , 6.7% , 2/04/56 .......................... United States 1,050,000 968,457
Senior Note , 4.8% , 9/26/32 .......................... United States 1,125,000 1,070,146
Salesforce, Inc. , Senior Note , 5.2% , 3/15/33 ...............
United States 3,820,000 3,814,260
Synopsys, Inc. ,
Senior Bond , 5.15% , 4/01/35 ......................... United States 1,438,000 1,438,664
Senior Note , 5% , 4/01/32 ........................... United States 5,400,000 5,458,411
25,048,100
Specialized REITs 0.8%
American Tower Corp. ,
Senior Bond , 1.875% , 10/15/30 ....................... United States 4,500,000 3,998,493
Senior Bond , 5.35% , 3/15/35 ......................... United States 9,700,000 9,765,799
Senior Note , 4.7% , 12/15/32 ......................... United States 1,110,000 1,096,646
c
Iron Mountain, Inc. , Senior Note , 144A, 7% , 2/15/29 ......... United States 6,000,000 6,135,246
c
Millrose Properties, Inc. ,
Senior Note , 144A, 6.375% , 8/01/30 ................... United States 1,125,000 1,140,192
Senior Note , 144A, 6.25% , 9/15/32 .................... United States 875,000 879,521
23,015,897
Technology Hardware, Storage & Peripherals 0.3%
Hewlett Packard Enterprise Co. , Senior Note , 4.85% , 10/15/31 .
United States 7,400,000 7,359,625
c
Seagate Data Storage Technology Pte. Ltd. , Senior Note , 144A,
5.875% , 7/15/30 ................................... United States 2,000,000 2,044,854
9,404,479
Textiles, Apparel & Luxury Goods 0.1%
Tapestry, Inc. , Senior Bond , 5.5% , 3/11/35 .................
United States 2,245,000 2,256,444
Tobacco 0.6%
BAT Capital Corp. ,
Senior Bond , 4.39% , 8/15/37 ......................... United Kingdom 2,043,000 1,861,597
Senior Note , 4.625% , 3/22/33 ........................ United Kingdom 6,040,000 5,920,716
Philip Morris International, Inc. , Senior Bond , 5.375% , 2/15/33 ..
United States 8,800,000 9,053,726
16,836,039
Trading Companies & Distributors 0.4%
c
EquipmentShare.com, Inc. , Secured Note , 144A, 9% , 5/15/28 .. United States 4,090,000 4,245,395
c
WESCO Distribution, Inc. , Senior Note , 144A, 6.625% , 3/15/32 . United States 6,300,000 6,532,565
10,777,960
Wireless Telecommunication Services 0.8%
c
Connect Finco SARL / Connect US Finco LLC , Senior Secured
Note , 144A, 9% , 9/15/29 ............................ United Kingdom 2,000,000 2,111,874
T-Mobile USA, Inc. ,
Senior Bond , 5.15% , 4/15/34 ......................... United States 6,500,000 6,537,856
Senior Bond , 5% , 2/15/36 ........................... United States 2,825,000 2,765,515
Senior Note , 3.875% , 4/15/30 ........................ United States 12,000,000 11,686,807

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Wireless Telecommunication Services (continued)
c
Zegona Finance plc , Senior Secured Note , 144A, 8.625% ,
7/15/29 ......................................... United Kingdom 1,000,000 $ 1,049,115
24,151,167
Total Corporate Bonds (Cost $ 1,412,988,455 ) .................................
1,407,535,419
f
Senior Floating Rate Interests 3.2%
g
Aerospace & Defense 0.1%
TransDigm, Inc., First Lien, CME Term Loan, K , 5.902% , ( 1-month
SOFR + 2.25% ), 3/22/30 ............................ United States 821,872 824,071
e
TransDigm, Inc., First Lien, CME Term Loan, N , 6.152% , ( 1-month
SOFR + 2.5% ), 2/14/33 ............................. United States 1,395,349 1,399,235
e
VSE Corp., First Lien, CME Term Loan, B , 5.474% , ( 12-month
SOFR + 2% ), 3/17/33 ............................... United States 233,303 234,664
2,457,970
a a a a a a
g
Air Freight & Logistics 0.1%
Rand Parent LLC, First Lien, CME Term Loan, B , 6.7% , ( 3-month
SOFR + 3% ), 3/18/30 ............................... United States 1,652,990 1,661,726
e
Stonepeak Nile Parent LLC, First Lien, Amendment No. 1 CME
Term Loan , 5.919% , ( 3-month SOFR + 2.25% ), 4/09/32 ..... United States 1,695,750 1,703,440
3,365,166
a a a a a a
g
Automobile Components 0.0%
†
American Axle & Manufacturing, Inc., First Lien, CME Term Loan,
C , 6.912% , ( 3-month SOFR + 3.25% ), 2/03/33 ............ United States 292,444 292,809
Clarios Global LP, First Lien, Amendment No. 6 Dollar CME Term
Loan , 6.402% , ( 1-month SOFR + 2.75% ), 1/28/32 ......... United States 467,591 470,418
h
First Brands Group LLC, First Lien, 2021 CME Term Loan , PIK,
3.779% , ( 1-month SOFR + 7% ), 3/30/27 ................ United States 200,947 468
h
First Brands Group LLC, First Lien, Debtor-In-Possession Roll Up
CME Term Loan , PIK, 10.661% , ( 1-month SOFR + 7% ), 6/29/26 United States 603,206 2,374
h
First Brands Group LLC, First Lien, USD Debtor-In-Possession
New Money CME Term Loan , PIK, 13.657% , ( 1-month SOFR +
10% ), 6/29/26 .................................... United States 236,411 58,438
h
First Brands Group LLC, Second Lien, 2021 CME Term Loan ,
PIK, 14.279% , ( 1-month SOFR + 10.615% ), 3/30/28 ........ United States 326,608 441
824,948
a a a a a a
Beverages 0.0%
†
g
Primo Brands Corp., First Lien, 2026 Refinancing CME Term
Loan , 6.45% , ( 3-month SOFR + 2.75% ), 3/31/31 .......... United States 325,928 328,359
Biotechnology 0.1%
e,g
BioMarin Pharmaceutical, Inc., First Lien, CME Term Loan, B ,
5.174% , ( 12-month SOFR + 1.75% ), 1/28/33 ............. United States 2,941,562 2,953,519
Broadline Retail 0.0%
†
g
Peer Holding III BV, First Lien, CME Term Loan, B5B , 6.2% ,
( 3-month SOFR + 2.5% ), 7/01/31 ...................... Netherlands 227,690 228,601
g
Building Products 0.1%
EMRLD Borrower LP, First Lien, Initial CME Term Loan, B ,
5.923% , ( 3-month SOFR + 2.25% ), 5/31/30 .............. United States 174,228 174,644
EMRLD Borrower LP, First Lien, Second Amendment Incremental
CME Term Loan , 5.95% , ( 1-month SOFR + 2.25% ), 8/04/31 .. United States 102,003 102,260

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
f
Senior Floating Rate Interests
(continued)
g
Building Products (continued)
Quikrete Holdings, Inc., First Lien, CME Term Loan, B2 , 5.902% ,
( 1-month SOFR + 2.25% ), 3/19/29 ..................... United States 1,115,439 $ 1,117,876
Quikrete Holdings, Inc., First Lien, CME Term Loan, B3 , 5.902% ,
( 1-month SOFR + 2.25% ), 2/10/32 ..................... United States 273,103 273,641
1,668,421
a a a a a a
g
Capital Markets 0.2%
Citadel Securities Global Holdings LLC, First Lien, 2024 CME
Term Loan , 5.7% , ( 3-month SOFR + 2% ), 10/31/31 ........ United States 509,763 512,241
e
CPI Holdco B LLC, First Lien, 2025 Fourth Amendment
Incremental CME Term Loan , 5.652% , ( 1-month SOFR + 2% ),
5/19/31 ......................................... United States 1,000,000 1,001,020
GIH Borrower LLC, First Lien, CME Term Loan, B , 6.2% , ( 3-month
SOFR + 2.5% ), 11/26/31 ............................ United States 174,951 175,607
e
Jane Street Group LLC, First Lien, Extended CME Term Loan ,
5.673% , ( 3-month SOFR + 2% ), 12/15/31 ................ United States 2,825,334 2,823,921
4,512,789
a a a a a a
g
Chemicals 0.1%
Albaugh LLC, First Lien, Initial CME Term Loan , 7.413% ,
( 1-month SOFR + 3.75; 3-month SOFR + 3.75 ), 4/06/29 ..... United States 521,141 506,995
INEOS US Petrochem LLC, First Lien, 2030 Dollar CME Term
Loan, B , 7.502% , ( 1-month SOFR + 3.75% ), 3/14/30 ....... United States 411,537 371,412
e
Minerals Technologies, Inc., First Lien, CME Term Loan, B ,
5.652% , ( 1-month SOFR + 2% ), 11/26/31 ................ United States 1,411,458 1,416,751
Solstice Advanced Materials, Inc., First Lien, CME Term Loan, B ,
5.413% , ( 3-month SOFR + 1.75% ), 10/29/32 ............. United States 225,090 226,955
2,522,113
a a a a a a
g
Commercial Services & Supplies 0.2%
e
APi Group DE, Inc., First Lien, 2021 Incremental CME Term Loan ,
5.402% , ( 1-month SOFR + 1.75% ), 1/03/29 .............. United States 1,691,832 1,698,887
Cimpress USA, Inc., First Lien, 2024-2 Refinancing CME Term
Loan, B1 , 6.168% , ( 1-month SOFR + 2.5% ), 5/17/28 ....... Ireland 459,268 460,990
PG Polaris BidCo SARL, First Lien, Second Amendment
Refinancing CME Term Loan , 5.95% , ( 3-month SOFR + 2.25% ),
3/26/31 ......................................... Luxembourg 183,700 184,861
e
Prime Security Services Borrower LLC, First Lien, 2025
Incremental CME Term Loan, B2 , 5.407% , ( 1-month SOFR +
1.75% ), 3/08/32 ................................... United States 1,697,733 1,682,479
Spin Holdco, Inc., First Lien, Initial CME Term Loan , 7.928% ,
( 3-month SOFR + 4% ), 9/04/30 ....................... United States 24,341 17,221
e
WMB Holdings, Inc., First Lien, USD CME Term Loan, B , 5.652% ,
( 1-month SOFR + 2% ), 11/05/29 ...................... United States 1,611,227 1,616,770
5,661,208
a a a a a a
Construction & Engineering 0.0%
†
g
Zekelman Industries, Inc., First Lien, 2024 CME Term Loan ,
5.908% , ( 1-month SOFR + 2.25% ), 1/24/31 .............. United States 330,215 331,615
g
Containers & Packaging 0.1%
Clydesdale Acquisition Holdings, Inc., First Lien, 2025 Incremental
Closing Date CME Term Loan, B , 6.902% , ( 1-month SOFR +
3.25% ), 4/01/32 ................................... United States 585,040 544,368

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
f
Senior Floating Rate Interests
(continued)
g
Containers & Packaging (continued)
e
Owens-Brockway Glass Container, Inc., First Lien, CME Term
Loan, B1 , 6.652% , ( 1-month SOFR + 3% ), 9/30/32 ......... United States 1,704,827 $ 1,685,648
2,230,016
a a a a a a
Distributors 0.0%
†
g
Core & Main LP, First Lien, CME Term Loan, D , 5.654% , ( 1-month
SOFR + 2% ), 7/27/28 ............................... United States 326,481 327,772
g
Electric Utilities 0.3%
Alpha Generation LLC, First Lien, Initial CME Term Loan, B ,
5.402% , ( 1-month SOFR + 1.75% ), 9/30/31 .............. United States 2,895,696 2,899,258
Constellation Renewables LLC, First Lien, CME Term Loan ,
5.673% , ( 3-month SOFR + 2% ), 12/15/27 ................ United States 2,900,000 2,904,538
e
NRG Energy, Inc., First Lien, Incremental CME Term Loan, B ,
5.561% , ( 12-month SOFR + 1.75% ), 4/15/33 ............. United States 2,894,737 2,908,849
8,712,645
a a a a a a
g
Entertainment 0.2%
e
Delta 2 (Lux) SARL, First Lien, CME Term Loan, B , 5.45% ,
( 1-month SOFR + 1.75% ), 9/30/31 ..................... Luxembourg 750,000 752,438
e
Live Nation Entertainment, Inc., First Lien, Initial CME Term Loan,
B , 5.657% , ( 1-month SOFR + 2% ), 10/21/32 ............. United States 1,000,000 1,002,500
Playtika Holding Corp., First Lien, CME Term Loan, B1 , 6.517% ,
( 1-month SOFR + 2.75% ), 3/13/28 ..................... United States 438,095 422,382
e
TKO Worldwide Holdings LLC, First Lien, CME Term Loan, B5 ,
5.664% , ( 3-month SOFR + 2% ), 11/21/31 ................ United States 2,860,470 2,871,397
5,048,717
a a a a a a
Financial Services 0.1%
g
Colossus Acquireco LLC, First Lien, Initial CME Term Loan ,
5.38% , ( 1-day SOFR + 1.75% ), 7/30/32 ................. United States 2,895,739 2,899,359
g
Food Products 0.1%
Chobani LLC, First Lien, Closing Date CME Term Loan , 5.918% ,
( 1-month SOFR + 2.25% ), 10/28/32 .................... United States 244,764 246,424
e
Froneri International Ltd., First Lien, CME Term Loan, B4 ,
5.877% , ( 6-month SOFR + 2.25% ), 9/30/31 .............. United Kingdom 2,320,053 2,306,493
e
Wayne-Sanderson Farms LLC, First Lien, CME Term Loan, B ,
5.652% , ( 1-month SOFR + 2% ), 5/21/32 ................ United States 1,000,000 1,001,250
3,554,167
a a a a a a
g
Ground Transportation 0.2%
Aggreko Holdings, Inc., First Lien, 2025 Amended USD CME
Term Loan , 6.664% , ( 3-month SOFR + 3% ), 5/21/31 ....... United Kingdom 62,868 63,253
e
First Student Bidco, Inc., First Lien, Initial CME Term Loan, B ,
5.95% , ( 3-month SOFR + 2.25% ), 8/15/30 ............... United States 1,297,397 1,299,557
e
First Student Bidco, Inc., First Lien, Initial CME Term Loan, C ,
5.95% , ( 3-month SOFR + 2.25% ), 8/15/30 ............... United States 237,391 237,787
Genesee & Wyoming, Inc., First Lien, Initial CME Term Loan ,
5.45% , ( 3-month SOFR + 1.75% ), 4/10/31 ............... United States 2,895,696 2,901,444
4,502,041
a a a a a a
Health Care Equipment & Supplies 0.0%
†
g
Hologic, Inc., First Lien, CME Term Loan, B , 5.924% , ( 3-month
SOFR + 2.25% ), 4/07/33 ............................ United States 450,000 448,034

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
f
Senior Floating Rate Interests
(continued)
g
Health Care Providers & Services 0.0%
†
Medical Solutions Holdings, Inc., First Lien, CME Term Loan ,
7.263% , ( 3-month SOFR + 3.5% ), 11/01/28 .............. United States 183,730 $ 30,431
Paradigm Parent LLC, First Lien, Initial CME Term Loan , 8.2% ,
( 3-month SOFR + 4.5% ), 4/16/32 ...................... United States 223,875 195,401
Surgery Center Holdings, Inc., First Lien, 2025 Refinancing CME
Term Loan , 6.168% , ( 1-month SOFR + 2.5% ), 12/19/30 ..... United States 16,585 16,649
242,481
a a a a a a
Health Care Technology 0.0%
†
g
Cotiviti, Inc., First Lien, New CME Term Loan, B , 6.415% ,
( 1-month SOFR + 2.75% ), 5/01/31 ..................... United States 310,139 285,715
g
Hotels, Restaurants & Leisure 0.3%
1011778 BC ULC, First Lien, CME Term Loan, B5 , 5.418% ,
( 1-month SOFR + 1.75% ), 9/20/30 ..................... Canada 2,822,432 2,828,599
Caesars Entertainment, Inc., First Lien, 2023 Incremental CME
Term Loan, B , 5.902% , ( 1-month SOFR + 2.25% ), 2/06/30 ... United States 213,720 207,933
DK Crown Holdings, Inc., First Lien, CME Term Loan, B , 5.411% ,
( 1-month SOFR + 1.75% ), 3/04/32 ..................... United States 897,733 900,224
e
Flutter Financing BV, First Lien, 2024 Refinancing CME Term
Loan, B , 5.45% , ( 3-month SOFR + 1.75% ), 12/02/30 ....... Ireland 2,229,173 2,226,387
e
Raising Cane's Restaurants LLC, First Lien, First Amendment
New CME Term Loan , 5.652% , ( 1-month SOFR + 2% ), 11/03/32 United States 2,895,750 2,902,092
9,065,235
a a a a a a
Household Products 0.0%
†
g
Energizer Holdings, Inc., First Lien, Initial CME Term Loan ,
5.652% , ( 1-month SOFR + 2% ), 3/19/32 ................ United States 897,473 900,462
g
Independent Power and Renewable Electricity Producers 0.0%
†
Calpine Construction Finance Co. LP, First Lien, 2025
Refinancing CME Term Loan , 5.402% , ( 1-month SOFR +
1.75% ), 7/31/30 ................................... United States 340,000 341,535
Talen Energy Supply LLC, First Lien, 2024-1 Incremental CME
Term Loan, B , 6.153% , ( 3-month SOFR + 2.5% ), 12/15/31 ... United States 132,848 133,500
475,035
a a a a a a
g
Insurance 0.1%
Asurion LLC, First Lien, New CME Term Loan, B10 , 7.763% ,
( 3-month SOFR + 4% ), 8/21/28 ....................... United States 67,729 67,891
Asurion LLC, First Lien, New CME Term Loan, B11 , 8.013% ,
( 3-month SOFR + 4.25% ), 8/21/28 ..................... United States 39,648 39,711
e
Lockton, Inc., First Lien, CME Term Loan, B , 5.811% , ( 12-month
SOFR + 2% ), 4/25/33 ............................... United States 2,270,000 2,278,512
2,386,114
a a a a a a
IT Services 0.0%
†
g
MH Sub I LLC, First Lien, 2024 December New CME Term Loan ,
7.902% , ( 1-month SOFR + 4.25% ), 12/31/31 ............. United States 314,377 249,318
Machinery 0.0%
†
g
Columbus McKinnon Corp., First Lien, Initial CME Term Loan ,
7.2% , ( 3-month SOFR + 3.5% ), 2/03/33 ................. United States 57,541 57,709
g
Media 0.1%
Advantage Sales & Marketing, Inc., First Lien, Exchange CME
Term Loan , 9.93% , ( 3-month SOFR + 6% ), 4/19/30 ........ United States 280,556 230,408

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
f
Senior Floating Rate Interests
(continued)
g
Media (continued)
Charter Communications Operating LLC, First Lien, CME Term
Loan B5 , 5.942% , ( 3-month SOFR + 2.25% ), 12/15/31 ...... United States 598,485 $ 598,829
Nexstar Media, Inc., First Lien, CME Term Loan, B7 , 6.402% ,
( 1-month SOFR + 2.75% ), 3/18/33 ..................... United States 2,795,000 2,796,537
3,625,774
a a a a a a
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
g
Starwood Property Mortgage LLC, First Lien, CME Term Loan,
B5 , 5.668% , ( 1-month SOFR + 2% ), 1/02/30 ............. United States 246,884 248,119
g
Oil, Gas & Consumable Fuels 0.3%
e
CQP Holdco LP, First Lien, CME Term Loan, B , 5.45% , ( 3-month
SOFR + 1.75% ), 12/31/32 ........................... United States 2,900,000 2,902,001
Delek US Holdings, Inc., First Lien, CME Term Loan, B , 7.268% ,
( 1-month SOFR + 3.5% ), 11/19/29 ..................... United States 446,538 447,690
Oryx Midstream Services Permian Basin LLC, First Lien, Initial
CME Term Loan , 5.904% , ( 1-month SOFR + 2.25% ), 10/05/28 United States 488,813 491,020
UGI Energy Services LLC, First Lien, Initial CME Term Loan ,
6.152% , ( 1-month SOFR + 2.5% ), 2/22/30 ............... United States 372,580 375,374
e
Venture Global Calcasieu Pass LLC, First Lien, Initial CME Term
Loan , 6.724% , ( 12-month SOFR + 3.25% ), 4/11/33 ........ United States 2,826,408 2,838,774
7,054,859
a a a a a a
g
Passenger Airlines 0.2%
AAdvantage Loyalty IP Ltd., First Lien, 2025 Incremental CME
Term Loan , 6.425% , ( 3-month SOFR + 2.75% ), 5/28/32 ..... United States 897,733 895,394
AAdvantage Loyalty IP Ltd., First Lien, CME Term Loan , 5.925% ,
( 3-month SOFR + 2.25% ), 4/20/28 ..................... United States 83,976 83,632
Air Canada, First Lien, CME Term Loan , 5.413% , ( 3-month SOFR
+ 1.75% ), 3/21/31 ................................. Canada 87,167 87,199
e
AS Mileage Plan IP Ltd., First Lien, Initial CME Term Loan ,
5.425% , ( 3-month SOFR + 1.75% ), 10/15/31 ............. United States 1,646,974 1,650,837
e
United Airlines, Inc., First Lien, CME Term Loan, B , 5.404% ,
( 1-month SOFR + 1.75% ), 2/24/31 ..................... United States 1,683,018 1,689,860
WestJet Loyalty LP, First Lien, Initial CME Term Loan , 6.45% ,
( 3-month SOFR + 2.75% ), 2/14/31 ..................... Canada 529,200 517,873
4,924,795
a a a a a a
g
Professional Services 0.1%
Maximus, Inc., First Lien, CME Term Loan, B , 5.652% , ( 1-month
SOFR + 2% ), 5/30/31 ............................... United States 200,359 200,546
e
SS&C Technologies, Inc., First Lien, CME Term Loan, B8 ,
5.652% , ( 1-month SOFR + 2% ), 5/09/31 ................ United States 2,900,000 2,903,611
3,104,157
a a a a a a
g
Real Estate Management & Development 0.0%
†
Cushman & Wakefield US Borrower LLC, First Lien, 2025-2 CME
Term Loan , 6.402% , ( 1-month SOFR + 2.75% ), 1/31/30 ..... United States 457,650 459,938
e
Greystar Real Estate Partners LLC, First Lien, CME Term Loan,
B3 , 6.173% , ( 3-month SOFR + 2.5% ), 8/21/30 ............ United States 337,500 338,766
798,704
a a a a a a
g
Software 0.1%
Adeia, Inc., First Lien, Initial CME Term Loan, B6 , 6.168% ,
( 1-month SOFR + 2.5% ), 6/08/28 ...................... United States 1,638,686 1,642,783

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
f
Senior Floating Rate Interests
(continued)
g
Software (continued)
Gen Digital, Inc., First Lien, CME Term Loan, B , 5.402% , ( 1-month
SOFR + 1.75% ), 9/12/29 ............................ United States 1,000,000 $ 986,180
2,628,963
a a a a a a
g
Specialty Retail 0.0%
†
h
GNC Holdings, Inc., Second Lien, CME Term Loan , PIK, 9.768% ,
( 1-month SOFR + 6% ), 10/07/26 ...................... United States 962,284 749,378
Great Outdoors Group LLC, First Lien, CME Term Loan, B ,
6.902% , ( 1-month SOFR + 3.25% ), 1/23/32 .............. United States 126,787 127,754
877,132
a a a a a a
Trading Companies & Distributors 0.1%
g
QXO Building Products, Inc., First Lien, CME Term Loan, B ,
5.652% , ( 1-month SOFR + 2% ), 4/30/32 ................ United States 900,000 901,386
Water Utilities 0.0%
†
g
Deep Blue Operating I LLC, First Lien, Initial CME Term Loan ,
6.411% , ( 1-month SOFR + 2.75% ), 10/01/32 ............. United States 124,304 125,081
Total Senior Floating Rate Interests (Cost $ 91,992,534 ) ........................
90,528,499
i
Marketplace Loans 0.1%
b
Financial Services 0.1%
a a a a a a
Total Marketplace Loans (Cost $ 7,176,776 ) ...................................
1,599,493
Foreign Government and Agency Securities 2.8%
c
Angola Government Bond , Senior Bond , 144A, 8.25% , 5/09/28 . Angola 1,770,000 1,815,991
c
Bank Gospodarstwa Krajowego , Senior Bond , Reg S, 5.375% ,
5/22/33 ......................................... Poland 1,680,000 1,717,763
c
Benin Government Bond , Senior Bond , Reg S, 4.95% , 1/22/35 . Benin 1,950,000 EUR 2,070,538
Brazil Government Bond ,
Senior Bond , 3.875% , 6/12/30 ........................ Brazil 3,520,000 3,381,840
Senior Bond , 6% , 10/20/33 ........................... Brazil 860,000 869,718
c
Bulgaria Government Bond ,
Senior Bond , Reg S, 5% , 3/05/37 ...................... Bulgaria 360,000 351,477
Senior Note , Reg S, 3.625% , 9/05/32 ................... Bulgaria 1,550,000 EUR 1,840,373
Chile Government Bond , Senior Note , 4.85% , 1/22/29 ........
Chile 1,780,000 1,804,475
Colombia Government Bond ,
Senior Bond , 7.5% , 2/02/34 .......................... Colombia 1,620,000 1,698,570
Senior Note , 4.5% , 11/26/30 .......................... Colombia 1,160,000 EUR 1,339,719
c
Comision Federal de Electricidad , Senior Bond , Reg S, 3.348% ,
2/09/31 ......................................... Mexico 2,230,000 2,026,780
c
Corp. Nacional del Cobre de Chile , Senior Bond , 144A, 3.75% ,
1/15/31 ......................................... Chile 1,770,000 1,685,698
c
Costa Rica Government Bond , Senior Bond , 144A, 6.125% ,
2/19/31 ......................................... Costa Rica 2,130,000 2,219,354
c
Dominican Republic Government Bond ,
Senior Bond , Reg S, 6% , 7/19/28 ...................... Dominican
Republic 1,720,000 1,747,778
Senior Bond , Reg S, 4.875% , 9/23/32 .................. Dominican
Republic 1,840,000 1,740,548
c
Eagle Funding Luxco SARL , Senior Note , 144A, 5.5% , 8/17/30 . Mexico 1,290,000 1,301,546
Ecopetrol SA , Senior Bond , 4.625% , 11/02/31 ..............
Colombia 950,000 856,476
c
Egypt Government Bond , Senior Bond , Reg S, 7.6% , 3/01/29 .. Egypt 1,230,000 1,264,609

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
c
El Salvador Government Bond , Senior Bond , Reg S, 8.625% ,
2/28/29 ......................................... El Salvador 1,620,000 $ 1,726,944
c
Electricite de France SA , Senior Note , 144A, 5.7% , 5/23/28 .... France 2,100,000 2,147,443
c
Guatemala Government Bond ,
Senior Bond , Reg S, 6.6% , 6/13/36 .................... Guatemala 2,480,000 2,666,000
Senior Note , 144A, 7.05% , 10/04/32 .................... Guatemala 800,000 873,380
c
Hungary Government Bond , Senior Note , Reg S, 5.25% , 6/16/29 Hungary 1,920,000 1,954,323
c
Indonesia Government Bond , Senior Bond , Reg S, 4.35% ,
1/08/27 ......................................... Indonesia 2,270,000 2,275,309
c
Ivory Coast Government Bond , Senior Bond , Reg S, 6.125% ,
6/15/33 ......................................... Ivory Coast 2,670,000 2,614,417
c
Kazakhstan Government Bond , Senior Bond , Reg S, 4.714% ,
4/09/35 ......................................... Kazakhstan 2,240,000 2,209,216
Mexico Government Bond , Senior Bond , 2.659% , 5/24/31 .....
Mexico 2,010,000 1,789,201
c
Montenegro Government Bond , Senior Note , 144A, 4.875% ,
4/01/32 ......................................... Montenegro 1,110,000 EUR 1,311,422
c
Nigeria Government Bond , Senior Note , 144A, 8.375% , 3/24/29 Nigeria 1,650,000 1,765,236
c
North Macedonia Government Bond , Senior Note , 144A, 4.75% ,
1/21/34 ......................................... North Macedonia 500,000 EUR 572,424
c
Paraguay Government Bond , Senior Bond , 144A, 3.849% ,
6/28/33 ......................................... Paraguay 3,330,000 3,127,702
Peru Government Bond , Senior Bond , 2.783% , 1/23/31 .......
Peru 2,800,000 2,580,060
Petroleos Mexicanos , Senior Note , 6.7% , 2/16/32 ...........
Mexico 1,030,000 1,034,001
Philippines Government Bond , Senior Bond , 5.5% , 2/04/35 ....
Philippines 2,540,000 2,609,752
c
Power Finance Corp. Ltd. , Senior Bond , Reg S, 3.95% , 4/23/30 . India 1,890,000 1,830,426
c
Romania Government Bond ,
Senior Bond , Reg S, 5.625% , 2/22/36 .................. Romania 2,210,000 EUR 2,529,500
Senior Note , Reg S, 3% , 2/27/27 ...................... Romania 1,740,000 1,714,532
c
Serbia Government Bond , Senior Note , 144A, 6.25% , 5/26/28 .. Serbia 2,130,000 2,188,151
South Africa Government Bond ,
Senior Bond , 4.85% , 9/27/27 ......................... South Africa 1,190,000 1,193,206
Senior Bond , 5.875% , 4/20/32 ........................ South Africa 1,720,000 1,745,871
Turkiye Government Bond , Senior Bond , 5.95% , 1/15/31 ......
Turkiye 3,580,000 3,516,129
Uruguay Government Bond , Senior Bond , 4.375% , 1/23/31 ....
Uruguay 3,060,000 3,074,688
c
Uzbekistan Government Bond , Senior Note , 144A, 6.9% , 2/28/32 Uzbekistan 1,620,000 1,739,774
Total Foreign Government and Agency Securities (Cost $ 80,061,660 ) ............
80,522,360
U.S. Government and Agency Securities 9.0%
FFCB , 2.1%, 2/25/36 .................................
United States 9,300,000 7,440,202
U.S. Treasury Bonds ,
2.25%, 8/15/46 ................................... United States 21,200,000 13,691,391
2.75%, 8/15/47 ................................... United States 5,300,000 3,714,555
2.75%, 11/15/47 .................................. United States 16,140,000 11,276,564
3.125%, 5/15/48 .................................. United States 30,400,000 22,638,500
2.875%, 5/15/49 .................................. United States 40,665,000 28,595,755
j
2.25%, 8/15/49 ................................... United States 72,980,000 44,894,103
1.25%, 5/15/50 ................................... United States 54,335,000 25,489,694
2.375%, 5/15/51 .................................. United States 10,150,000 6,276,348
1.875%, 11/15/51 ................................. United States 82,990,000 45,015,592
3.625%, 5/15/53 .................................. United States 27,300,000 21,612,855
4.25%, 8/15/54 ................................... United States 10,370,000 9,174,817
4.75%, 8/15/55 ................................... United States 19,050,000 18,329,672
Total U.S. Government and Agency Securities (Cost $ 317,673,451 ) ..............
258,150,048

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities 10.9%
Consumer Finance 0.5%
GM Financial Consumer Automobile Receivables Trust , 2026-2 ,
A3 , 4.15% , 8/18/31 . ................................ United States 6,436,000 $ 6,434,233
Toyota Auto Receivables Owner Trust , 2026-B , A3 , 4.13% ,
12/16/30 . ........................................ United States 8,219,000 8,211,894
14,646,127
a a a a a a
Financial Services 10.4%
c ,g
AGL CLO 14 Ltd. , 2021-14A , AR , 144A, FRN , 4.802% , ( 3-month
SOFR + 1.13% ), 12/02/34 . ........................... United States 7,900,000 7,908,146
c ,g
Angel Oak Mortgage Trust , 2025-HB1 , A1 , 144A, FRN , 5.445% ,
( 30-day SOFR Average + 1.8% ), 2/25/55 . ................ United States 1,437,694 1,445,702
c
BofA Auto Trust , 2026-1A , A3 , 144A, 4.18% , 10/15/30 . ....... United States 5,790,000 5,778,897
c
BRAVO Residential Funding Trust ,
2024-CES1 , A1A , 144A, 6.377% , 4/25/54 ................ United States 2,297,769 2,318,883
g
2025-HE1 , A1 , 144A, FRN , 4.995% , ( 30-day SOFR Average +
1.35% ), 9/25/72 ................................... United States 3,134,998 3,143,897
c ,g
Buckhorn Park CLO Ltd. , 2019-1A , ARR , 144A, FRN , 4.745% ,
( 3-month SOFR + 1.07% ), 7/18/34 . .................... United States 4,120,000 4,123,062
c ,g
Carlyle Global Market Strategies CLO Ltd. , 2016-1A , A1R3 , 144A,
FRN , 4.765% , ( 3-month SOFR + 1.09% ), 4/20/34 . ......... United States 7,750,000 7,757,069
CarMax Auto Owner Trust ,
2026-2 , A2A , 4.11% , 8/15/29 ......................... United States 8,702,000 8,710,249
2026-2 , A3 , 4.22% , 6/16/31 .......................... United States 5,340,000 5,343,509
c ,g
CIFC Funding Ltd. ,
2022-2A , A1R , 144A, FRN , 4.645% , ( 3-month SOFR + 0.97% ),
4/19/35 ......................................... United States 23,690,000 23,639,900
2024-2A , A1 , 144A, FRN , 5.184% , ( 3-month SOFR + 1.52% ),
4/22/37 ......................................... United States 7,200,000 7,224,246
c
Compass Datacenters Issuer II LLC ,
2024-2A , A1 , 144A, 5.022% , 8/25/49 ................... United States 1,474,000 1,473,600
2025-1A , A1 , 144A, 5.316% , 5/25/50 ................... United States 1,582,000 1,589,143
2025-2A , A1 , 144A, 4.926% , 11/25/50 .................. United States 6,539,000 6,427,813
g
CWABS, Inc. Asset-Backed Certificates Trust , 2004-1 , M1 , FRN ,
4.519% , ( 1-month SOFR + 0.864% ), 3/25/34 . ............. United States 85,786 89,518
c ,g
Dryden 68 CLO Ltd. , 2019-68A , ARR , 144A, FRN , 4.773% ,
( 3-month SOFR + 1.1% ), 7/15/35 . ..................... United States 10,600,000 10,616,430
c
FIGRE Trust ,
2025-FL1 , A1 , 144A, 5.265% , 7/25/55 .................. United States 1,989,096 1,989,349
2025-FL2 , A1 , 144A, 5.053% , 11/25/55 ................. United States 1,717,262 1,708,391
k
2025-HE4 , A , 144A, FRN , 5.408% , 7/25/55 .............. United States 913,081 915,898
k
2025-HE5 , A , 144A, FRN , 5.285% , 8/25/55 .............. United States 1,693,411 1,692,788
c ,g
GoldenTree Loan Management US CLO 11 Ltd. , 2021-11A , AR ,
144A, FRN , 4.755% , ( 3-month SOFR + 1.08% ), 10/20/34 . ... United States 15,590,000 15,600,234
c
GS Mortgage-Backed Securities Trust ,
2025-CES2 , A1 , 144A, 5.18% , 9/25/55 .................. United States 2,293,698 2,289,580
g
2025-HE1 , A1 , 144A, FRN , 5.195% , ( 30-day SOFR Average +
1.55% ), 10/25/55 .................................. United States 2,556,242 2,564,517
c
Home Partners of America Trust ,
2021-2 , B , 144A, 2.302% , 12/17/26 .................... United States 15,222,885 14,981,042
2021-3 , B , 144A, 2.649% , 1/17/41 ..................... United States 5,688,178 5,331,412
c ,e
Iskandar Enterprise LLC , 2026-1A , A21 , 144A, 5.049% , 4/17/56 . United States 10,781,000 10,805,930
c
J.P. Morgan Mortgage Trust ,
g
2023-HE2 , A1 , 144A, FRN , 5.34% , ( 30-day SOFR Average +
1.7% ), 3/20/54 .................................... United States 724,417 726,477
2024-CES1 , A1A , 144A, 5.919% , 6/25/54 ................ United States 1,113,163 1,118,768
k
2025-CES2 , A1 , 144A, FRN , 5.592% , 6/25/55 ............ United States 2,183,595 2,192,289

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
c
J.P. Morgan Mortgage Trust, (continued)
g
2025-HE3 , A1 , 144A, FRN , 4.99% , ( 30-day SOFR Average +
1.35% ), 3/20/56 ................................... United States 1,855,888 $ 1,863,129
c ,g
KKR CLO 54 Ltd. , 2024-54A , A , 144A, FRN , 4.993% , ( 3-month
SOFR + 1.32% ), 1/15/38 . ............................ United States 7,024,000 7,037,092
c ,g
Madison Park Funding XLV Ltd. , 2020-45A , ARR , 144A, FRN ,
4.753% , ( 3-month SOFR + 1.08% ), 7/15/34 . .............. United States 11,500,000 11,508,202
c ,g
Marble Point CLO XV Ltd. , 2019-1A , A1R2 , 144A, FRN , 4.706% ,
( 3-month SOFR + 1.04% ), 7/23/32 . .................... United States 1,903,542 1,903,226
c ,g
Neuberger Berman Loan Advisers CLO 48 Ltd. , 2022-48A , A1R ,
144A, FRN , 4.757% , ( 3-month SOFR + 1.09% ), 4/25/36 . .... United States 14,850,000 14,850,903
c ,g
Neuberger Berman Loan Advisers CLO 50 Ltd. , 2022-50A , AR2 ,
144A, FRN , 4.706% , ( 3-month SOFR + 1.04% ), 7/23/36 . .... Jersey 2,525,000 2,522,324
c ,g
Neuberger Berman Loan Advisers CLO 51 Ltd. , 2022-51A , AR2 ,
144A, FRN , 4.666% , ( 3-month SOFR + 1% ), 10/23/36 . ...... Jersey 2,335,000 2,330,168
c
New Economy Assets - Phase 1 Sponsor LLC , 2021-1 , A1 , 144A,
1.91% , 10/20/61 . .................................. United States 19,400,000 16,451,200
c ,g
Oaktree CLO Ltd. , 2021-1A , A1R , 144A, FRN , 5.023% , ( 3-month
SOFR + 1.35% ), 1/15/38 . ............................ United States 3,145,000 3,150,850
c ,g
Octagon Investment Partners 36 Ltd. , 2018-1A , A2 , 144A, FRN ,
5.135% , ( 3-month SOFR + 1.462% ), 4/15/31 . ............. United States 4,680,294 4,680,290
c
PK ALIFT Loan Funding 7 LP , 2025-2 , A , 144A, 4.75% , 3/15/43 . United States 1,446,837 1,433,257
c
PK ALIFT Loan Funding 8 LP , 2026-1 , A , 144A, 4.614% , 9/15/43 . United States 1,241,000 1,217,209
c
PRET LLC , 2026-NPL3 , A1 , 144A, 4.968% , 2/25/56 . ......... United States 7,312,992 7,262,360
c
Sabey Data Center Issuer LLC , 2026-1 , A2 , 144A, 5.482% ,
1/20/51 . ......................................... United States 5,591,000 5,550,333
c ,g
Sound Point CLO XXII Ltd. , 2019-1A , ARR , 144A, FRN , 4.705% ,
( 3-month SOFR + 1.03% ), 1/20/32 . .................... United States 1,731,874 1,731,904
c ,g
Sound Point CLO XXXII Ltd. , 2021-4A , AR , 144A, FRN , 4.697% ,
( 3-month SOFR + 1.03% ), 10/25/34 . ................... United States 3,850,000 3,851,825
c ,g
Symphony CLO XXIII Ltd. , 2020-23A , AR2 , 144A, FRN , 4.573% ,
( 3-month SOFR + 0.9% ), 1/15/34 . ..................... United States 2,312,156 2,312,204
c ,g
Towd Point Mortgage Trust , 2025-HE2 , A1A , 144A, FRN , 4.995% ,
( 30-day SOFR Average + 1.35% ), 9/25/65 . ............... United States 4,465,018 4,472,682
c
Truist Bank Auto Credit-Linked Notes , 2025-1 , B , 144A, 4.728% ,
9/26/33 . ......................................... United States 3,441,772 3,442,305
c ,g
Venture 45 CLO Ltd. , 2022-45A , A1R , 144A, FRN , 4.945% ,
( 3-month SOFR + 1.27% ), 7/20/35 . .................... Jersey 12,000,000 12,017,581
c ,g
Voya CLO Ltd. ,
2018-2A , A2 , 144A, FRN , 5.185% , ( 3-month SOFR + 1.512% ),
7/15/31 ......................................... United States 1,500,000 1,501,600
2020-1A , ARR , 144A, FRN , 4.76% , ( 3-month SOFR + 1.08% ),
7/16/34 ......................................... United States 15,000,000 15,010,605
c ,g
Wellfleet CLO Ltd. , 2021-3A , AR , 144A, FRN , 4.873% , ( 3-month
SOFR + 1.2% ), 1/15/35 . ............................. United States 12,000,000 12,014,236
297,622,224
a a a a a a
Ground Transportation 0.0%
†
Union Pacific Railroad Co. Pass-Through Trust , 2005-1 , 5.082% ,
1/02/29 . ......................................... United States 5,869 5,928
Total Asset-Backed Securities (Cost $ 315,535,530 ) ............................
312,274,279
Commercial Mortgage-Backed Securities 6.0%
Financial Services 6.0%
BANK , 2019-BN18 , A2 , 3.474% , 5/15/62 ..................
United States 2,300,000 2,237,227
k
BANK5 Trust , 2025-5YR17 , AS , FRN , 5.626% , 11/15/58 ...... United States 2,797,000 2,855,428

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
Barclays Commercial Mortgage Trust , 2019-C3 , A2 , 3.438% ,
5/15/52 ......................................... United States 1,077,020 $ 1,059,137
k
BBCMS Mortgage Trust ,
2024-5C29 , B , FRN , 5.858% , 9/15/57 ................... United States 3,062,000 3,103,441
l
2024-5C31 , XA , IO, FRN , 1.281% , 12/15/57 .............. United States 31,881,808 1,073,598
l
2025-5C33 , XA , IO, FRN , 1.038% , 3/15/58 ............... United States 87,104,173 2,447,810
2025-5C37 , AS , FRN , 5.382% , 9/15/58 ................. United States 4,532,000 4,581,857
2026-5C40 , B , FRN , 5.78% , 2/15/59 ................... United States 4,353,000 4,424,066
2026-5C40 , C , FRN , 5.813% , 2/15/59 .................. United States 2,950,000 2,947,276
Benchmark Mortgage Trust ,
2019-B13 , A2 , 2.889% , 8/15/57 ....................... United States 4,166,725 4,008,211
2020-B17 , A2 , 2.211% , 3/15/53 ....................... United States 2,550,825 2,423,193
k,l
2025-V13 , XA , IO, FRN , 1.132% , 2/15/58 ................ United States 47,837,000 1,350,845
k,l
2025-V14 , XA , IO, FRN , 0.981% , 4/15/57 ................ United States 85,800,666 2,307,558
k
2026-V20 , B , FRN , 5.687% , 2/15/59 .................... United States 3,923,000 3,965,753
2026-V21 , AS , 5.506% , 3/15/59 ....................... United States 3,564,000 3,629,955
k,l
2026-V21 , XA , IO, FRN , 1.648% , 3/15/59 ................ United States 31,826,498 1,958,581
c ,g
BX Commercial Mortgage Trust , 2026-CSMO , C , 144A, FRN ,
5.655% , ( 1-month SOFR + 2% ), 2/15/43 ................ United States 4,387,000 4,412,195
c ,g
BX Mortgage Trust , 2021-PAC , B , 144A, FRN , 4.668% , ( 1-month
SOFR + 1.013% ), 10/15/36 .......................... United States 9,220,000 9,201,595
c
BX Trust ,
g
2022-IND , A , 144A, FRN , 5.146% , ( 1-month SOFR + 1.491% ),
4/15/37 ......................................... United States 6,324,741 6,331,154
k
2025-ARIA , C , 144A, FRN , 5.701% , 12/13/42 ............. United States 5,877,000 5,904,000
g
2025-VOLT , A , 144A, FRN , 5.355% , ( 1-month SOFR + 1.7% ),
12/15/44 ........................................ United States 1,955,000 1,957,179
CFCRE Commercial Mortgage Trust , 2016-C7 , A3 , 3.839% ,
12/10/54 ........................................ United States 3,055,000 3,039,746
k
CGMS Commercial Mortgage Trust , 2017-B1 , AS , FRN , 3.711% ,
8/15/50 ......................................... United States 2,221,000 2,176,263
Citigroup Commercial Mortgage Trust ,
k
2016-P3 , B , FRN , 4.271% , 4/15/49 ..................... United States 3,035,000 2,972,367
2020-GC46 , A2 , 2.708% , 2/15/53 ...................... United States 1,892,638 1,786,572
COMM Mortgage Trust ,
2012-CR4 , AM , 3.251% , 10/15/45 ..................... United States 3,092,000 3,023,773
c,k
2013-CR6 , C , 144A, FRN , 3.777% , 3/10/46 .............. United States 2,966,280 2,888,481
k
2014-CR14 , C , FRN , 3.246% , 2/10/47 .................. United States 4,200,000 4,118,485
c,k
2014-UBS6 , D , 144A, FRN , 3.959% , 12/10/47 ............ United States 3,057,513 2,961,743
CSAIL Commercial Mortgage Trust , 2017-CX10 , A3 , 3.398% ,
11/15/50 ........................................ United States 1,451,510 1,449,521
c ,k
CSTL Commercial Mortgage Trust , 2025-GATE2 , A , 144A, FRN ,
4.712% , 11/10/42 .................................. United States 4,061,000 4,000,566
c ,k
GS Mortgage Securities Corp. Trust , 2017-375H , C , 144A, FRN ,
3.599% , 9/10/37 ................................... United States 3,013,000 2,882,948
GS Mortgage Securities Trust ,
c,k
2013-GC13 , B , 144A, FRN , 3.983% , 7/10/46 ............. United States 3,750,000 3,679,632
2016-GS2 , A4 , 3.05% , 5/10/49 ........................ United States 485,275 484,556
2019-GC42 , A2 , 2.933% , 9/10/52 ...................... United States 3,324,928 3,194,070
J.P. Morgan Chase Commercial Mortgage Securities Trust , 2016-
JP3 , AS , 3.144% , 8/15/49 ........................... United States 3,300,000 3,200,464
k
JPMBB Commercial Mortgage Securities Trust , 2014-C18 , C ,
FRN , 4.659% , 2/15/47 .............................. United States 3,000,000 2,932,503
c ,k
MAD Commercial Mortgage Trust , 2025-11MD , D , 144A, FRN ,
6.571% , 10/15/42 .................................. United States 5,585,000 5,656,622

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
Morgan Stanley Bank of America Merrill Lynch Trust ,
k
2013-C10 , C , FRN , 4.082% , 7/15/46 ................... United States 3,150,000 $ 2,919,883
k
2015-C21 , B , FRN , 3.854% , 3/15/48 ................... United States 5,232,666 5,127,793
k
2015-C22 , B , FRN , 3.883% , 4/15/48 ................... United States 4,904,000 4,485,934
k,l
2025-5C1 , XA , IO, FRN , 1.377% , 3/15/58 ................ United States 120,577,258 4,665,592
2025-5C2 , AS , 5.384% , 11/15/58 ...................... United States 1,923,000 1,945,217
Morgan Stanley Capital I Trust ,
2016-BNK2 , A4 , 3.049% , 11/15/49 ..................... United States 2,266,000 2,237,619
k,l
2021-L5 , XA , IO, FRN , 1.382% , 5/15/54 ................. United States 36,060,274 1,625,027
c ,g
SCG Commercial Mortgage Trust , 2025-FLWR , A , 144A, FRN ,
4.905% , ( 1-month SOFR + 1.25% ), 8/15/42 .............. United States 3,500,000 3,508,469
c ,g
SHRN Trust , 2025-MF18 , A , 144A, FRN , 4.855% , ( 1-month SOFR
+ 1.2% ), 10/15/40 ................................. United States 4,562,000 4,561,884
c ,k
VEGAS , 2024-GCS , D , 144A, FRN , 6.424% , 7/10/36 ......... United States 2,936,000 2,919,981
c ,k
VRTX Trust , 2025-HQ , D , 144A, FRN , 6.815% , 8/05/42 ....... United States 4,242,000 4,242,491
Wells Fargo Commercial Mortgage Trust ,
c,k
2016-C34 , D , 144A, FRN , 5.294% , 6/15/49 .............. United States 2,958,699 2,890,256
2016-LC24 , AS , 3.367% , 10/15/49 ..................... United States 3,440,000 3,400,633
k,l
2026-5C8 , XA , IO, FRN , 1.585% , 3/15/59 ................ United States 55,697,638 3,193,485
170,352,635
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $ 170,928,801 ) .............
170,352,635
Mortgage-Backed Securities 30.2%
m
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%
†
FHLMC , 3.986%, ( COFI 11th District +/- MBS Margin), 11/01/27 United States 40,497 40,174
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 6.6%
FHLMC Gold Pool, 30 Year , 4.5%, 3/01/39 ................ United States 372,822 370,331
FHLMC Gold Pool, 30 Year , 5%, 8/01/33 - 2/01/39 ........... United States 2,338,456 2,370,828
FHLMC Gold Pool, 30 Year , 5.5%, 1/01/35 - 12/01/37 ........ United States 243,636 250,650
FHLMC Gold Pool, 30 Year , 6%, 5/01/33 - 4/01/38 ........... United States 256,733 269,147
FHLMC Gold Pool, 30 Year , 6.5%, 2/01/29 - 3/01/39 ......... United States 190,233 199,988
FHLMC Gold Pool, 30 Year , 7%, 1/01/28 - 7/01/32 ........... United States 9,413 9,944
FHLMC Gold Pool, 30 Year , 7.5%, 3/01/32 ................ United States 3,989 4,174
FHLMC Gold Pool, 30 Year , 8%, 2/01/30 .................. United States 1,704 1,753
FHLMC Gold Pool, 30 Year , 8.5%, 8/01/30 ................ United States 258 268
FHLMC Pool, 15 Year , 2%, 4/01/37 - 8/01/37 ............... United States 7,184,472 6,595,242
FHLMC Pool, 15 Year , 2.5%, 5/01/37 ..................... United States 2,787,702 2,625,863
FHLMC Pool, 15 Year , 3%, 4/01/37 - 9/01/37 ............... United States 2,888,400 2,753,203
FHLMC Pool, 15 Year , 4%, 12/01/39 ..................... United States 2,709,012 2,642,824
FHLMC Pool, 30 Year , 2%, 3/01/51 ...................... United States 43,081,786 34,900,683
FHLMC Pool, 30 Year , 2%, 5/01/51 ...................... United States 3,677,380 2,947,071
FHLMC Pool, 30 Year , 2.5%, 10/01/51 .................... United States 31,034,297 26,210,252
FHLMC Pool, 30 Year , 2.5%, 7/01/52 ..................... United States 3,494,566 2,931,753
FHLMC Pool, 30 Year , 3%, 2/01/52 ...................... United States 53,336,826 46,917,494
FHLMC Pool, 30 Year , 3%, 3/01/52 ...................... United States 960,174 841,944
FHLMC Pool, 30 Year , 3.5%, 12/01/52 .................... United States 5,679,507 5,180,005
FHLMC Pool, 30 Year , 4%, 8/01/52 ...................... United States 31,219,496 29,368,399
FHLMC Pool, 30 Year , 4.5%, 8/01/52 ..................... United States 23,372,840 22,568,947
FHLMC Pool, 30 Year , 5.5%, 10/01/55 .................... United States 531,589 534,792
190,495,555
m
Federal National Mortgage Association (FNMA) Adjustable Rate 0.0%
†
FNMA , 3.99% - 4.678%, ( COFI 11th District +/- MBS Margin),
12/01/27 - 9/01/34 ................................. United States 524,739 518,344

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
m
Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA , 5.466%, ( 6-month Refinitiv USD IBOR Consumer Cash
Fallbacks +/- MBS Margin), 10/01/32 ................... United States 28,075 $ 28,333
FNMA , 5.47% - 5.984%, ( 1-year Refinitiv USD IBOR Consumer
Cash Fallbacks +/- MBS Margin), 2/01/34 - 3/01/37 ........ United States 184,336 187,967
FNMA , 6.05% - 6.307%, ( 1-year CMT T-Note +/- MBS Margin),
12/01/34 - 10/01/36 ................................ United States 30,779 31,627
766,271
Federal National Mortgage Association (FNMA) Fixed Rate 16.4%
FNMA, 15 Year , 2%, 4/01/37 ........................... United States 322,647 296,185
FNMA, 15 Year , 3%, 9/01/37 - 10/01/37 ................... United States 3,622,506 3,452,917
FNMA, 15 Year , 3.5%, 12/01/39 ......................... United States 466,295 448,229
FNMA, 30 Year , 3.5%, 12/01/52 ......................... United States 28,802,372 26,251,522
FNMA, 30 Year , 4.5%, 9/01/55 ......................... United States 355,231 342,094
FNMA, 30 Year , 5%, 6/01/36 - 10/01/55 ................... United States 3,678,433 3,640,022
FNMA, 30 Year , 5.5%, 6/01/33 - 8/01/55 .................. United States 17,861,665 18,032,320
FNMA, 30 Year , 6%, 9/01/32 - 9/01/38 .................... United States 1,842,685 1,930,052
FNMA, 30 Year , 6.5%, 8/01/28 - 5/01/37 .................. United States 40,260 41,975
FNMA, 30 Year , 7.5%, 1/01/30 ......................... United States 1,462 1,503
FNMA, 30 Year , 8.5%, 4/01/30 - 5/01/32 .................. United States 8,416 8,683
n
Uniform Mortgage-Backed Securities , 1.5% , TBA, 5/25/41 ..... United States 14,000,000 12,562,379
n
Uniform Mortgage-Backed Securities , 2% , TBA, 5/25/41 ...... United States 19,000,000 17,428,943
n
Uniform Mortgage-Backed Securities , 2% , TBA, 5/25/56 ...... United States 84,730,000 67,814,695
n
Uniform Mortgage-Backed Securities , 2.5% , TBA, 5/25/41 ..... United States 6,000,000 5,648,225
n
Uniform Mortgage-Backed Securities , 2.5% , TBA, 5/25/56 ..... United States 64,740,000 54,220,743
n
Uniform Mortgage-Backed Securities , 4.5% , TBA, 5/25/41 ..... United States 1,000,000 992,305
n
Uniform Mortgage-Backed Securities , 4.5% , TBA, 5/25/56 ..... United States 55,500,000 53,393,223
n
Uniform Mortgage-Backed Securities , 5% , TBA, 5/25/41 ...... United States 3,000,000 3,022,202
n
Uniform Mortgage-Backed Securities , 5% , TBA, 5/25/56 ...... United States 55,190,000 54,380,066
n
Uniform Mortgage-Backed Securities , 5.5% , TBA, 5/25/56 ..... United States 16,850,000 16,936,451
n
Uniform Mortgage-Backed Securities , 6% , TBA, 5/25/56 ...... United States 70,090,000 71,561,103
n
Uniform Mortgage-Backed Securities , 6.5% , TBA, 5/25/56 ..... United States 54,000,000 56,031,788
468,437,625
m
Government National Mortgage Association (GNMA) Adjustable Rate 0.0%
†
GNMA II , 5.125% - 5.125%, ( 1-year CMT T-Note +/- MBS Margin),
10/20/26 - 10/20/26 ................................ United States 531 531
531
Government National Mortgage Association (GNMA) Fixed Rate 7.2%
GNMA I, 30 Year , 7%, 10/15/27 - 6/15/31 .................. United States 3,317 3,439
GNMA I, Single-family, 30 Year , 6%, 1/15/39 ............... United States 38,705 40,725
GNMA I, Single-family, 30 Year , 6.5%, 10/15/31 - 7/15/38 ...... United States 3,165 3,212
GNMA I, Single-family, 30 Year , 7%, 4/15/28 ............... United States 974 981
GNMA II, Single-family, 30 Year , 2%, 7/20/52 ............... United States 7,146,949 5,895,170
n
GNMA II, Single-family, 30 Year , 2%, 5/15/56 ............... United States 20,940,000 17,234,008
GNMA II, Single-family, 30 Year , 2.5%, 9/20/51 - 7/20/52 ...... United States 26,540,645 22,783,369
n
GNMA II, Single-family, 30 Year , 2.5%, 5/15/56 ............. United States 38,110,000 32,650,136
GNMA II, Single-family, 30 Year , 3%, 10/20/49 - 6/20/52 ...... United States 7,691,058 6,860,518
n
GNMA II, Single-family, 30 Year , 3.5%, 5/15/56 ............. United States 17,260,000 15,604,793
n
GNMA II, Single-family, 30 Year , 4%, 5/15/56 ............... United States 13,000,000 12,131,902
n
GNMA II, Single-family, 30 Year , 4.5%, 5/15/56 ............. United States 13,790,000 13,300,886
n
GNMA II, Single-family, 30 Year , 5%, 5/15/56 ............... United States 20,000,000 19,829,510
n
GNMA II, Single-family, 30 Year , 5.5%, 5/15/56 ............. United States 33,930,000 34,173,736
GNMA II, Single-family, 30 Year , 6%, 5/20/31 ............... United States 627 644
n
GNMA II, Single-family, 30 Year , 6%, 5/15/56 ............... United States 23,690,000 24,154,656
GNMA II, Single-family, 30 Year , 6.5%, 3/20/28 - 5/20/55 ...... United States 1,910,156 2,002,563

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA II, Single-family, 30 Year , 7.5%, 8/20/30 - 1/20/33 ...... United States 9,033 $ 9,308
206,679,556
Total Mortgage-Backed Securities (Cost $ 872,241,024 ) .........................
866,419,712
Residential Mortgage-Backed Securities 3.1%
Capital Markets 0.0%
†
g
Merrill Lynch Mortgage Investors Trust , 2003-A , 1A , FRN ,
4.509% , ( 1-month SOFR + 0.854% ), 3/25/28 ............. United States 44,634 41,145
Financial Services 3.1%
c ,g
Bellemeade Re Ltd. , 2021-3A , B1 , 144A, FRN , 7.495% , ( 30-day
SOFR Average + 3.85% ), 9/25/31 ..................... United States 2,439,000 2,507,190
c
BRAVO Residential Funding Trust ,
k
2019-2 , A3 , 144A, FRN , 3.5% , 10/25/44 ................. United States 1,995,726 1,917,311
2023-NQM6 , A1 , 144A, 6.602% , 9/25/63 ................ United States 947,378 949,839
c
CAFL Issuer LP , 2025-RRTL1 , A1 , 144A, 5.684% , 5/28/40 ..... United States 1,171,000 1,175,879
c ,g
Chase Home Lending Mortgage Trust ,
2025-3 , A11 , 144A, FRN , 4.945% , ( 30-day SOFR Average +
1.3% ), 2/25/56 .................................... United States 2,233,847 2,231,973
2025-7 , A11 , 144A, FRN , 5.045% , ( 30-day SOFR Average +
1.4% ), 5/25/56 .................................... United States 1,939,208 1,946,664
c ,k
CIM Trust ,
2018-INV1 , A4 , 144A, FRN , 4% , 8/25/48 ................ United States 793,570 750,717
2019-INV1 , A1 , 144A, FRN , 4% , 2/25/49 ................ United States 323,427 309,170
2019-INV2 , A3 , 144A, FRN , 4% , 5/25/49 ................ United States 1,245,114 1,180,656
c ,k
Citigroup Mortgage Loan Trust , 2013-A , A , 144A, FRN , 3% ,
5/25/42 ......................................... United States 126,232 117,442
Credit Suisse First Boston Mortgage Securities Corp. , 2004-6 ,
3A1 , 5% , 1/25/38 .................................. Switzerland 72,289 40,259
c
Cross Mortgage Trust , 2024-H1 , A1 , 144A, 6.085% , 12/25/68 .. United States 679,057 682,814
c ,g
FHLMC STACR REMIC Trust ,
2023-DNA2 , M1A , 144A, FRN , 5.745% , ( 30-day SOFR Average
+ 2.1% ), 4/25/43 .................................. United States 1,660,893 1,682,289
2025-DNA1 , A1 , 144A, FRN , 4.595% , ( 30-day SOFR Average +
0.95% ), 1/25/45 ................................... United States 2,181,970 2,184,354
2025-DNA2 , A1 , 144A, FRN , 4.745% , ( 30-day SOFR Average +
1.1% ), 5/25/45 .................................... United States 1,686,713 1,693,060
2025-DNA3 , M1 , 144A, FRN , 4.745% , ( 30-day SOFR Average
+ 1.1% ), 9/25/45 .................................. United States 2,173,289 2,174,359
c ,g
FNMA Connecticut Avenue Securities Trust ,
2025-R01 , 1M1 , 144A, FRN , 4.745% , ( 30-day SOFR Average +
1.1% ), 1/25/45 .................................... United States 1,186,203 1,186,676
2025-R02 , 1A1 , 144A, FRN , 4.645% , ( 30-day SOFR Average +
1% ), 2/25/45 ..................................... United States 1,346,189 1,348,839
2025-R03 , 2A1 , 144A, FRN , 5.095% , ( 30-day SOFR Average +
1.45% ), 3/25/45 ................................... United States 1,745,923 1,756,177
2025-R04 , 1A1 , 144A, FRN , 4.645% , ( 30-day SOFR Average +
1% ), 5/25/45 ..................................... United States 1,604,125 1,606,839
2026-R01 , 2M1 , 144A, FRN , 4.645% , ( 30-day SOFR Average +
1% ), 1/25/46 ..................................... United States 3,677,003 3,679,311
2026-R03 , 2A1 , 144A, FRN , 4.74% , ( 30-day SOFR Average +
1.1% ), 4/25/46 .................................... United States 9,433,000 9,500,903
c ,g
GS Mortgage-Backed Securities Trust , 2025-PJ8 , A27 , 144A,
FRN , 4.945% , ( 30-day SOFR Average + 1.3% ), 2/25/56 ..... United States 860,148 862,483
c
HOMES Trust , 2024-NQM1 , A1 , 144A, 5.915% , 7/25/69 ...... United States 1,820,861 1,833,328

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
c
Imperial Fund Mortgage Trust , 2023-NQM1 , A1 , 144A, 5.941% ,
2/25/68 ......................................... United States 2,097,627 $ 2,101,629
c ,k
J.P. Morgan Mortgage Trust , 2021-15 , A4 , 144A, FRN , 2.5% ,
6/25/52 ......................................... United States 5,694,744 5,101,915
c ,k
LHOME Mortgage Trust , 2025-RTL2 , A1 , 144A, FRN , 5.612% ,
4/25/40 ......................................... United States 1,116,000 1,121,663
c ,k
Mill City Mortgage Loan Trust , 2018-4 , A1B , 144A, FRN , 3.5% ,
4/25/66 ......................................... United States 2,694,409 2,651,828
c
Morgan Stanley Residential Mortgage Loan Trust , 2024-NQM1 ,
A1 , 144A, 6.152% , 12/25/68 .......................... United States 1,916,006 1,928,577
c
OBX Trust ,
k
2021-J3 , A4 , 144A, FRN , 2.5% , 10/25/51 ................ United States 1,152,096 1,035,834
2024-NQM2 , A1 , 144A, 5.878% , 12/25/63 ............... United States 1,094,777 1,100,040
2024-NQM3 , A1 , 144A, 6.129% , 12/25/63 ............... United States 1,454,866 1,464,583
2024-NQM4 , A1 , 144A, 6.067% , 1/25/64 ................ United States 895,927 901,812
2024-NQM8 , A1 , 144A, 6.233% , 5/25/64 ................ United States 2,238,157 2,259,936
g
2025-J2 , AF , 144A, FRN , 4.945% , ( 30-day SOFR Average +
1.3% ), 9/25/55 .................................... United States 2,202,528 2,210,216
c ,k
OLIT , 2025-HB2 , A , 144A, FRN , 3% , 11/25/38 .............. United States 2,218,292 2,169,123
c ,k
Onity Loan Investment Trust , 2025-HB1 , A , 144A, FRN , 3% ,
6/25/38 ......................................... United States 322,709 316,913
c ,g
PMT Loan Trust , 2025-J2 , A11 , 144A, FRN , 4.995% , ( 30-day
SOFR Average + 1.35% ), 8/25/56 ..................... United States 554,899 557,521
c ,k
Provident Funding Associates LLP , 2021-J1 , A3 , 144A, FRN ,
2.5% , 2/20/49 .................................... United States 1,832,993 1,638,844
c ,k
Provident Funding Mortgage Trust , 2019-1 , A2 , 144A, FRN , 3% ,
12/25/49 ........................................ United States 1,359,624 1,184,361
c
PRPM LLC , 2026-1 , A1 , 144A, 5.185% , 2/25/31 ............ United States 4,241,131 4,204,452
c ,k
PSMC Trust , 2021-3 , A3 , 144A, FRN , 2.5% , 8/25/51 ......... United States 9,827,525 8,886,429
c ,g
Radian Mortgage Capital Trust , 2025-J3 , A25 , 144A, FRN ,
5.145% , ( 30-day SOFR Average + 1.5% ), 12/25/55 ........ United States 1,410,789 1,418,358
c ,g
Sequoia Mortgage Trust , 2025-8 , A26F , 144A, FRN , 5.045% , ( 30-
day SOFR Average + 1.4% ), 9/25/55 ................... United States 2,020,803 2,029,774
c
Verus Securitization Trust ,
2023-6 , A1 , 144A, 6.665% , 9/25/68 .................... United States 420,769 422,610
2024-4 , A1 , 144A, 6.218% , 6/25/69 .................... United States 1,455,465 1,471,591
89,496,541
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $ 92,059,163 ) ...............
89,537,686
Agency Commercial Mortgage-Backed Securities 3.7%
Financial Services 3.7%
FHLMC ,
l
5016 , PI , IO, 3% , 9/25/50 ............................ United States 20,265,124 3,500,259
l
5077 , AI , IO, 2% , 2/25/51 ............................ United States 29,393,671 3,400,513
l
5158 , IV , IO, 4% , 1/25/49 ............................ United States 45,596,556 9,503,617
l
5365 , IO, 2.5% , 7/25/51 ............................. United States 58,166,710 9,279,120
g
5444 , FC , FRN , 4.765% , ( 30-day SOFR Average + 1.12% ),
8/25/54 ......................................... United States 7,500,658 7,569,291
FNMA ,
g
2005-122 , FN , FRN , 4.11% , ( 30-day SOFR Average + 0.464% ),
1/25/36 ......................................... United States 358,170 354,781
l
2020-47 , ID , IO, 4% , 7/25/50 ......................... United States 14,478,612 3,178,892
l
2021-3 , TI , IO, 2.5% , 2/25/51 ......................... United States 19,360,844 3,226,779
g
2024-105 , KF , FRN , 4.645% , ( 30-day SOFR Average + 1% ),
1/25/55 ......................................... United States 10,539,443 10,613,712

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
FNMA, (continued)
g
2024-77 , FM , FRN , 4.595% , ( 30-day SOFR Average + 0.95% ),
11/25/54 ........................................ United States 6,181,551 $ 6,211,789
g
2024-82 , FE , FRN , 4.595% , ( 30-day SOFR Average + 0.95% ),
11/25/54 ........................................ United States 9,711,427 9,758,978
g
2024-87 , FB , FRN , 4.745% , ( 30-day SOFR Average + 1.1% ),
12/25/54 ........................................ United States 10,527,785 10,630,239
g
2025-25 , FB , FRN , 4.595% , ( 30-day SOFR Average + 0.95% ),
4/25/55 ......................................... United States 2,608,710 2,622,438
l
GNMA ,
2020-189 , IA , IO, 4% , 12/20/49 ....................... United States 21,988,706 4,816,780
2022-23 , KI , IO, 3% , 4/20/51 ......................... United States 26,600,449 4,474,919
2022-78 , IO, 3% , 8/20/51 ............................ United States 18,938,833 3,168,364
2025-120 , IA , IO, 4% , 3/20/52 ........................ United States 21,752,800 4,174,802
2025-5 , IO, 3.5% , 4/20/51 ........................... United States 49,247,440 9,286,122
105,771,395
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $ 105,233,046 ) ......
105,771,395
Municipal Bonds 1.8%
California 1.4%
California Municipal Finance Authority , FBI San Diego Project ,
Revenue , 2020 , 2.519% , 10/01/35 ..................... United States 9,285,000 6,825,213
Golden State Tobacco Securitization Corp. , Revenue , 2021 B-1 ,
Refunding , 3.85% , 6/01/50 ........................... United States 9,215,000 8,420,541
San Bernardino Community College District ,
GO , 2021 , Refunding , 2.686% , 8/01/41 ................. United States 20,405,000 15,326,324
GO , 2021 , Refunding , 2.856% , 8/01/49 ................. United States 11,880,000 7,755,802
38,327,880
Ohio 0.4%
Greenville City School District , GO , 2019 , Refunding , 3.541% ,
1/01/51 ......................................... United States 16,585,000 12,471,902
Texas 0.0%
†
City of Austin , Electric Utility , Revenue , 2019 C , Refunding ,
2.785% , 11/15/31 .................................. United States 370,000 343,907
Total Municipal Bonds (Cost $ 67,123,701 ) ....................................
51,143,689
Shares
a
Escrows and Litigation Trusts 0.0%
†
a,b
All Day Electric, Inc., Escrow Account .................... United States 84 —
a,b
K2016470219 South Africa Ltd., Escrow Account ............ South Africa 141,599 2,241
a
Mesquite Energy, Inc., Escrow Account ................... United States 3,000,000 15,150
Total Escrows and Litigation Trusts (Cost $ 2,814,454 ) .........................
17,391
Total Long Term Investments (Cost $ 3,539,147,816 ) ...........................
3,437,047,110
a

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased 0.1%
Puts - Over-the-Counter
Interest Rate Swaptions 0.1%
Receive Floating 1-day SOFR , Pay Fixed 3.88% , Counterparty
CITI , Expires 7/10/26 ............................... 1 26,924,000 $ 397,367
Receive Floating 1-day SOFR , Pay Fixed 4.3% , Counterparty
CITI , Expires 7/10/26 ............................... 1 53,848,000 154,496
Receive Floating 3-month EURIBOR , Pay Fixed 2.765% ,
Counterparty BOFA , Expires 3/19/27 ................... 1 270,377,000 EUR 1,167,031
1,718,894
Total Options Purchased (Cost $ 1,599,293 ) ...................................
1,718,894
Short Term Investments 1.3%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 1.3%
o,p
Franklin Institutional U.S. Government Money Market Fund ,
3.593% ......................................... United States 36,394,175 36,394,175
Total Money Market Funds (Cost $ 36,394,175 ) ................................
36,394,175
Total Short Term Investments (Cost $ 36,394,175 ) ..............................
36,394,175
a
Total Investments (Cost $ 3,577,141,284 ) 121.4% ..............................
$3,475,160,179
Options Written (0.1) % .....................................................
(1,738,003)
Other Assets, less Liabilities (21.3) % ........................................
(608,725,960)
Net Assets 100.0% .........................................................
$2,864,696,216
a a a
Number of
Contracts
Notional
Amount
#
q
Options Written (0.1)%
Puts - Over-the-Counter
Interest Rate Swaptions (0.1)%
Receive Floating 1-day SOFR , Pay Fixed 4.09% , Counterparty
CITI , Expires 7/10/26 ............................... 1 (80,772,000) (541,026)
Receive Floating 3-month EURIBOR , Pay Fixed 3.165% ,
Counterparty BOFA , Expires 3/19/27 ................... 1 (270,377,000) EUR (725,653)
Receive Floating 3-month EURIBOR , Pay Fixed 3.565% ,
Counterparty BOFA , Expires 3/19/27 ................... 1 (270,377,000) EUR (471,324)
(1,738,003)
Total Options Written (Premiums received $ 1,623,886 ) .........................
$ (1,738,003)

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 15 regarding fair value measurements.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2026, the aggregate value of these securities was $919,388,694, representing 32.1% of net assets.
d
Defaulted security or security for which income has been deemed uncollectible. See Note 6.
e
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
f
See Note 1(h) regarding senior floating rate interests.
g
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
h
Income may be received in additional securities and/or cash.
i
See Note 1(i) regarding Marketplace Lending. See full breakdown of marketplace loans holdings in the table at the end of this schedule.
j
A portion or all of the security has been segregated as collateral for certain derivative contracts. At April 30, 2026, the value of this security pledged amounted to
$10,900,564, representing 0.4% of net assets.
k
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
l
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
m
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread;
they are based on the weighted average rates of the underlying mortgage loans, less the applicable servicing and guarantee fees (MBS margin).
n
Security purchased on a to-be-announced (TBA) basis. See Note 1(c).
o
See Note 3(f) regarding investments in affiliated management investment companies.
p
The rate shown is the annualized seven-day effective yield at period end.
q
See Note 1(d) regarding written options.

Franklin Investors Securities Trust
Schedule of Investments (unaudited), April 30, 2026
Franklin Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At April 30, 2026, the Fund had the following marketplace loans outstanding. See Note 1(i).
Description
Principal
Amount Value
Marketplace Loans - 0.1%
Block, Inc.
a,b
4582384.SQ.FTS.B, 4.552%, 4/03/33 .... $ 863 $ –
a,b
4581979.SQ.FTS.B, 4.555%, 4/03/33 .... 2,035 –
a,b
4581962.SQ.FTS.B, 4.709%, 4/03/33 .... 1,755 –
a,b
4586446.SQ.FTS.B, 4.403%, 4/04/33 .... 5,636 –
a,b
4591961.SQ.FTS.B, 3.931%, 4/06/33 .... 1,338 –
a,b
4592572.SQ.FTS.B, 4.553%, 4/06/33 .... 449 –
a,b
4593610.SQ.FTS.B, 4.871%, 4/06/33 .... 881 –
a,b
4590729.SQ.FTS.B, 4.875%, 4/06/33 .... 1,383 –
a,b
4591813.SQ.FTS.B, 4.877%, 4/06/33 .... 2,891 –
a,b
4604000.SQ.FTS.B, 4.558%, 4/09/33 .... 8,181 –
a,b
4604804.SQ.FTS.B, 4.56%, 4/09/33 ..... 785 –
a,b
4605658.SQ.FTS.B, 4.558%, 4/10/33 .... 6,711 –
a,b
4605063.SQ.FTS.B, 5.031%, 4/10/33 .... 1,320 –
a,b
4606932.SQ.FTS.B, 4.554%, 4/11/33 .... 2,572 –
a,b
4606620.SQ.FTS.B, 4.56%, 4/11/33 ..... 668 –
a,b
4606063.SQ.FTS.B, 4.568%, 4/11/33 .... 2,752 –
a,b
4606489.SQ.FTS.B, 4.717%, 4/11/33 .... 12,498 –
a,b
4609493.SQ.FTS.B, 4.722%, 4/12/33 .... 1,353 –
a,b
4609460.SQ.FTS.B, 4.868%, 4/12/33 .... 2,479 –
a,b
4610482.SQ.FTS.B, 5.031%, 4/13/33 .... 3,354 –
a,b
4622864.SQ.FTS.B, 3.302%, 4/15/33 .... 782 –
a,b
4622664.SQ.FTS.B, 4.556%, 4/15/33 .... 3,107 –
a,b
4624796.SQ.FTS.B, 3.927%, 4/17/33 .... 457 –
a,b
4624391.SQ.FTS.B, 4.717%, 4/17/33 .... 3,087 –
a,b
4625048.SQ.FTS.B, 4.858%, 4/17/33 .... 871 –
a,b
4626040.SQ.FTS.B, 4.876%, 4/18/33 .... 5,792 –
a,b
4628862.SQ.FTS.B, 3.304%, 4/19/33 .... 8,296 –
a,b
4632078.SQ.FTS.B, 4.561%, 4/20/33 .... 21,052 –
a,b
4638327.SQ.FTS.B, 4.406%, 4/22/33 .... 8,661 –
a,b
4640261.SQ.FTS.B, 4.539%, 4/24/33 .... 549 –
a,b
4640985.SQ.FTS.B, 3.3%, 4/25/33 ...... 1,692 1
a,b
4641063.SQ.FTS.B, 3.774%, 4/25/33 .... 710 –
a,b
4643805.SQ.FTS.B, 3.931%, 4/25/33 .... 751 –
a,b
4649015.SQ.FTS.B, 4.56%, 4/27/33 ..... 5,124 –
a,b
4649299.SQ.FTS.B, 5.031%, 4/27/33 .... 109 –
a,b
4655501.SQ.FTS.B, 4.556%, 4/29/33 .... 3,367 –
a,b
4657541.SQ.FTS.B, 3.302%, 4/30/33 .... 836 –
a,b
4660081.SQ.FTS.B, 4.883%, 5/01/33 .... 422 –
a,b
4664137.SQ.FTS.B, 4.566%, 5/02/33 .... 2,149 –
a,b
4666640.SQ.FTS.B, 4.56%, 5/03/33 ..... 10,212 –
a,b
4674918.SQ.FTS.B, 3.303%, 5/05/33 .... 9,934 –
a,b
4675113.SQ.FTS.B, 4.56%, 5/05/33 ..... 163 –
a,b
4684412.SQ.FTS.B, 3.302%, 5/08/33 .... 2,706 –
a,b
4707828.SQ.FTS.B, 4.566%, 5/11/33 .... 69 –
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
4713712.SQ.FTS.B, 5.031%, 5/13/33 .... $ 105 $ –
a,b
4720634.SQ.FTS.B, 4.56%, 5/16/33 ..... 7,932 –
a,b
4725524.SQ.FTS.B, 4.874%, 5/17/33 .... 19,384 1
a,b
4741690.SQ.FTS.B, 4.568%, 5/18/33 .... 524 –
a,b
4744012.SQ.FTS.B, 4.716%, 5/18/33 .... 2,527 –
a,b
4755474.SQ.FTS.B, 4.566%, 5/22/33 .... 1,198 –
a,b
4756626.SQ.FTS.B, 4.567%, 5/22/33 .... 371 –
a,b
4757364.SQ.FTS.B, 4.878%, 5/22/33 .... 2,804 –
a,b
4790013.SQ.FTS.B, 3.935%, 5/29/33 .... 130 –
a,b
4807316.SQ.FTS.B, 4.403%, 6/02/33 .... 297 –
a,b
4810447.SQ.FTS.B, 4.874%, 6/03/33 .... 2,379 –
a,b
4814556.SQ.FTS.B, 3.302%, 6/04/33 .... 616 –
a,b
4814833.SQ.FTS.B, 4.561%, 6/04/33 .... 24,496 –
a,b
4815651.SQ.FTS.B, 4.57%, 6/05/33 ..... 629 –
a,b
4818987.SQ.FTS.B, 3.302%, 6/06/33 .... 2,640 –
a,b
4819217.SQ.FTS.B, 4.56%, 6/07/33 ..... 12,317 3
a,b
4819180.SQ.FTS.B, 5.031%, 6/07/33 .... 266 –
a,b
4821611.SQ.FTS.B, 4.552%, 6/08/33 .... 702 –
a,b
4823342.SQ.FTS.B, 4.874%, 6/08/33 .... 714 –
a,b
4827165.SQ.FTS.B, 4.55%, 6/09/33 ..... 1,298 –
a,b
4832985.SQ.FTS.B, 4.559%, 6/10/33 .... 12,795 1
a,b
4831089.SQ.FTS.B, 5.031%, 6/10/33 .... 3,668 –
a,b
4836929.SQ.FTS.B, 3.932%, 6/13/33 .... 6,637 –
a,b
4837116.SQ.FTS.B, 4.557%, 6/13/33 .... 2,784 –
a,b
4840254.SQ.FTS.B, 2.958%, 6/14/33 .... 488 –
a,b
4840334.SQ.FTS.B, 2.961%, 6/14/33 .... 1,577 –
a,b
4840427.SQ.FTS.B, 4.334%, 6/14/33 .... 6,145 –
a,b
4839366.SQ.FTS.B, 4.538%, 6/14/33 .... 11,177 –
a,b
4839716.SQ.FTS.B, 4.553%, 6/14/33 .... 727 –
a,b
4840766.SQ.FTS.B, 4.563%, 6/14/33 .... 2,241 –
a,b
4842339.SQ.FTS.B, 4.654%, 6/15/33 .... 539 –
a,b
4850020.SQ.FTS.B, 4.528%, 6/16/33 .... 156 –
a,b
4850454.SQ.FTS.B, 4.558%, 6/16/33 .... 1,505 –
a,b
4848471.SQ.FTS.B, 4.56%, 6/16/33 ..... 2,931 –
a,b
4848703.SQ.FTS.B, 4.574%, 6/16/33 .... 1,526 –
a,b
4848662.SQ.FTS.B, 4.881%, 6/16/33 .... 5,372 –
a,b
4861177.SQ.FTS.B, 3.33%, 6/17/33 ..... 526 –
a,b
4860575.SQ.FTS.B, 3.953%, 6/17/33 .... 431 –
a,b
4858016.SQ.FTS.B, 4.554%, 6/17/33 .... 254 –
a,b
4860376.SQ.FTS.B, 4.878%, 6/17/33 .... 1,539 –
a,b
4861282.SQ.FTS.B, 5.031%, 6/17/33 .... 2,636 –
a,b
4861902.SQ.FTS.B, 3.925%, 6/18/33 .... 1,428 –
a,b
4861917.SQ.FTS.B, 4.562%, 6/18/33 .... 3,378 1
a,b
4863326.SQ.FTS.B, 4.403%, 6/19/33 .... 3,221 1

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a,b
4863471.SQ.FTS.B, 4.973%, 6/19/33 .... $ 7,932 $ –
a,b
4866709.SQ.FTS.B, 4.566%, 6/20/33 .... 1,837 –
a,b
4866438.SQ.FTS.B, 5.031%, 6/20/33 .... 954 –
a,b
4867919.SQ.FTS.B, 3.851%, 6/21/33 .... 6,047 –
a,b
4868584.SQ.FTS.B, 4.556%, 6/21/33 .... 5,694 –
a,b
4868143.SQ.FTS.B, 4.56%, 6/21/33 ..... 4,894 –
a,b
4881919.SQ.FTS.B, 4.568%, 6/28/33 .... 793 –
a,b
4881733.SQ.FTS.B, 4.882%, 6/28/33 .... 726 –
a,b
4885937.SQ.FTS.B, 4.723%, 6/29/33 .... 2,665 –
a,b
4889629.SQ.FTS.B, 4.73%, 7/01/33 ..... 2,050 –
a,b
4890016.SQ.FTS.B, 4.286%, 7/02/33 .... 1,471 –
a,b
4889899.SQ.FTS.B, 4.403%, 7/02/33 .... 5,336 –
a,b
4891423.SQ.FTS.B, 4.563%, 7/03/33 .... 3,072 –
a,b
4901767.SQ.FTS.B, 4.562%, 7/07/33 .... 4,562 –
a,b
4901412.SQ.FTS.B, 4.715%, 7/07/33 .... 183 –
a,b
4903860.SQ.FTS.B, 4.57%, 7/09/33 ..... 2,263 –
a,b
4906129.SQ.FTS.B, 3.298%, 7/10/33 .... 407 –
a,b
4905084.SQ.FTS.B, 4.717%, 7/10/33 .... 1,810 1
a,b
4924498.SQ.FTS.B, 4.562%, 7/17/33 .... 2,892 1
a,b
4926237.SQ.FTS.B, 4.56%, 7/18/33 ..... 7,821 –
a,b
4926957.SQ.FTS.B, 4.403%, 7/19/33 .... 1,660 –
a,b
4928138.SQ.FTS.B, 4.562%, 7/19/33 .... 6,946 –
a,b
4928795.SQ.FTS.B, 4.874%, 7/19/33 .... 18,247 –
a,b
4928279.SQ.FTS.B, 4.883%, 7/19/33 .... 991 –
a,b
4931889.SQ.FTS.B, 4.487%, 7/20/33 .... 1,469 –
a,b
4931407.SQ.FTS.B, 5.031%, 7/20/33 .... 758 –
a,b
4933844.SQ.FTS.B, 3.539%, 7/21/33 .... 19,305 –
a,b
4935527.SQ.FTS.B, 4.454%, 7/22/33 .... 1,418 –
a,b
4935556.SQ.FTS.B, 4.871%, 7/22/33 .... 496 –
a,b
4935340.SQ.FTS.B, 6.379%, 7/22/33 .... 81 –
a,b
4935758.SQ.FTS.B, 4.258%, 7/23/33 .... 717 –
a,b
4935784.SQ.FTS.B, 4.56%, 7/23/33 ..... 749 –
a,b
4936861.SQ.FTS.B, 4.556%, 7/24/33 .... 1,307 –
a,b
4937255.SQ.FTS.B, 5.558%, 7/24/33 .... 1,941 –
a,b
4954900.SQ.FTS.B, 4.561%, 7/28/33 .... 4,177 –
a,b
4962523.SQ.FTS.B, 4.558%, 7/31/33 .... 4,563 –
a,b
4962054.SQ.FTS.B, 4.717%, 7/31/33 .... 8,398 1
a,b
4964207.SQ.FTS.B, 4.727%, 8/01/33 .... 872 –
a,b
4967874.SQ.FTS.B, 4.558%, 8/02/33 .... 6,630 –
a,b
4976894.SQ.FTS.B, 3.308%, 8/07/33 .... 2,452 –
a,b
4977295.SQ.FTS.B, 4.559%, 8/07/33 .... 5,717 –
a,b
4980891.SQ.FTS.B, 3.931%, 8/08/33 .... 7,938 –
a,b
4980302.SQ.FTS.B, 4.562%, 8/08/33 .... 5,164 1
a,b
4986950.SQ.FTS.B, 3.396%, 8/10/33 .... 1,026 –
a,b
4985573.SQ.FTS.B, 4.559%, 8/10/33 .... 3,505 –
a,b
4985801.SQ.FTS.B, 4.565%, 8/10/33 .... 3,070 –
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
4989680.SQ.FTS.B, 4.871%, 8/11/33 .... $ 6,187 $ –
a,b
4990405.SQ.FTS.B, 4.403%, 8/12/33 .... 382 –
a,b
4990927.SQ.FTS.B, 4.554%, 8/12/33 .... 1,216 –
a,b
4991162.SQ.FTS.B, 3.301%, 8/13/33 .... 5,956 –
a,b
4993377.SQ.FTS.B, 3.043%, 8/14/33 .... 1,027 –
a,b
4993286.SQ.FTS.B, 3.934%, 8/14/33 .... 1,167 –
a,b
4993884.SQ.FTS.B, 4.881%, 8/14/33 .... 2,371 –
a,b
5003760.SQ.FTS.B, 3.874%, 8/15/33 .... 2,712 –
a,b
5002638.SQ.FTS.B, 4.403%, 8/15/33 .... 1,671 –
a,b
4994636.SQ.FTS.B, 4.56%, 8/15/33 ..... 1,945 –
a,b
4999801.SQ.FTS.B, 4.561%, 8/15/33 .... 7,631 –
a,b
5002851.SQ.FTS.B, 4.564%, 8/15/33 .... 2,134 –
a,b
5017280.SQ.FTS.B, 3.511%, 8/17/33 .... 6,962 –
a,b
5019634.SQ.FTS.B, 3.661%, 8/17/33 .... 1,814 –
a,b
5024347.SQ.FTS.B, 4.556%, 8/18/33 .... 2,526 –
a,b
5025377.SQ.FTS.B, 4.561%, 8/18/33 .... 4,937 –
a,b
5026387.SQ.FTS.B, 4.55%, 8/19/33 ..... 1,641 –
a,b
5025999.SQ.FTS.B, 4.558%, 8/19/33 .... 4,449 –
a,b
5027200.SQ.FTS.B, 5.128%, 8/21/33 .... 811 –
a,b
5035879.SQ.FTS.B, 4.55%, 8/23/33 ..... 757 –
a,b
5034542.SQ.FTS.B, 4.561%, 8/23/33 .... 3,605 –
a,b
5037885.SQ.FTS.B, 2.809%, 8/24/33 .... 10,416 –
a,b
5041320.SQ.FTS.B, 5.024%, 8/25/33 .... 6,419 –
a,b
5044612.SQ.FTS.B, 4.539%, 8/27/33 .... 309 –
a,b
5045876.SQ.FTS.B, 4.403%, 8/28/33 .... 6,187 –
a,b
5045398.SQ.FTS.B, 4.561%, 8/28/33 .... 9,125 –
a,b
5047833.SQ.FTS.B, 4.69%, 8/28/33 ..... 3,738 –
a,b
5048228.SQ.FTS.B, 3.953%, 9/01/33 .... 273 –
a,b
5050370.SQ.FTS.B, 4.403%, 9/01/33 .... 17,390 –
a,b
5049827.SQ.FTS.B, 5.031%, 9/01/33 .... 3,982 –
a,b
5051339.SQ.FTS.B, 3.103%, 9/02/33 .... 1,372 –
a,b
5051202.SQ.FTS.B, 5.763%, 9/02/33 .... 402 –
a,b
5059779.SQ.FTS.B, 3.245%, 9/04/33 .... 13,874 –
a,b
5061477.SQ.FTS.B, 3.305%, 9/04/33 .... 5,939 –
a,b
5059388.SQ.FTS.B, 4.717%, 9/04/33 .... 578 –
a,b
5062144.SQ.FTS.B, 3.967%, 9/05/33 .... 400 –
a,b
5065231.SQ.FTS.B, 4.717%, 9/07/33 .... 7,752 –
a,b
5067639.SQ.FTS.B, 3.929%, 9/08/33 .... 8,253 –
a,b
5066009.SQ.FTS.B, 4.134%, 9/08/33 .... 4,972 –
a,b
5068585.SQ.FTS.B, 6.246%, 9/08/33 .... 2,845 –
a,b
5069032.SQ.FTS.B, 3.799%, 9/09/33 .... 4,912 –
a,b
5069067.SQ.FTS.B, 4.558%, 9/09/33 .... 12,169 –
a,b
5074780.SQ.FTS.B, 4.56%, 9/10/33 ..... 1,174 –
a,b
5074113.SQ.FTS.B, 4.561%, 9/10/33 .... 38,423 1
a,b
5074740.SQ.FTS.B, 4.564%, 9/10/33 .... 3,030 –
a,b
5078382.SQ.FTS.B, 4.56%, 9/12/33 ..... 979 –

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a,b
5082041.SQ.FTS.B, 4.558%, 9/14/33 .... $ 2,897 $ –
a,b
5080951.SQ.FTS.B, 4.566%, 9/14/33 .... 654 –
a,b
5081394.SQ.FTS.B, 4.715%, 9/14/33 .... 9,547 –
a,b
5082286.SQ.FTS.B, 4.051%, 9/15/33 .... 2,381 –
a,b
5086472.SQ.FTS.B, 4.554%, 9/16/33 .... 1,605 –
a,b
5086626.SQ.FTS.B, 4.572%, 9/16/33 .... 1,016 –
a,b
5090813.SQ.FTS.B, 4.406%, 9/17/33 .... 4,919 –
a,b
5089593.SQ.FTS.B, 4.719%, 9/17/33 .... 3,289 –
a,b
5091416.SQ.FTS.B, 3.774%, 9/18/33 .... 13,871 –
a,b
5092572.SQ.FTS.B, 3.927%, 9/18/33 .... 4,043 –
a,b
5093886.SQ.FTS.B, 5.59%, 9/19/33 ..... 2,277 –
a,b
5094586.SQ.FTS.B, 5.031%, 9/20/33 .... 2,003 –
a,b
5097173.SQ.FTS.B, 3.302%, 9/21/33 .... 729 –
a,b
5096503.SQ.FTS.B, 4.562%, 9/21/33 .... 9,495 –
a,b
5095170.SQ.FTS.B, 5.711%, 9/21/33 .... 2,536 –
a,b
5099132.SQ.FTS.B, 4.56%, 9/22/33 ..... 37,393 –
a,b
5098444.SQ.FTS.B, 4.597%, 9/22/33 .... 4,780 –
a,b
5102220.SQ.FTS.B, 5.031%, 9/23/33 .... 2,484 –
a,b
5107188.SQ.FTS.B, 3.201%, 9/24/33 .... 2,474 –
a,b
5104481.SQ.FTS.B, 4.717%, 9/24/33 .... 1,513 –
a,b
5109124.SQ.FTS.B, 5.031%, 9/25/33 .... 519 –
a,b
5109714.SQ.FTS.B, 5.031%, 9/25/33 .... 8,108 –
a,b
5113482.SQ.FTS.B, 3.298%, 9/28/33 .... 820 –
a,b
5114403.SQ.FTS.B, 4.552%, 9/28/33 .... 1,028 –
a,b
5114309.SQ.FTS.B, 4.566%, 9/28/33 .... 906 –
a,b
5111943.SQ.FTS.B, 4.822%, 9/28/33 .... 842 –
a,b
5115942.SQ.FTS.B, 4.061%, 9/29/33 .... 25,309 –
a,b
5122298.SQ.FTS.B, 3.298%, 9/30/33 .... 1,008 –
a,b
5118981.SQ.FTS.B, 3.626%, 9/30/33 .... 3,773 –
a,b
5119496.SQ.FTS.B, 4.498%, 9/30/33 .... 4,666 –
a,b
5122010.SQ.FTS.B, 4.582%, 9/30/33 .... 629 –
a,b
5118308.SQ.FTS.B, 4.719%, 9/30/33 .... 6,298 –
a,b
5117310.SQ.FTS.B, 4.877%, 9/30/33 .... 4,690 –
a,b
5125832.SQ.FTS.B, 4.465%, 10/01/33 ... 649 –
a,b
5126318.SQ.FTS.B, 5.031%, 10/01/33 ... 305 –
a,b
5128160.SQ.FTS.B, 3.312%, 10/02/33 ... 2,113 –
a,b
5128139.SQ.FTS.B, 4.88%, 10/02/33 .... 1,521 –
a,b
5129089.SQ.FTS.B, 4.558%, 10/03/33 ... 5,922 –
a,b
5131068.SQ.FTS.B, 5.157%, 10/04/33 ... 995 –
a,b
5134858.SQ.FTS.B, 3.926%, 10/05/33 ... 206 –
a,b
5134453.SQ.FTS.B, 4.073%, 10/05/33 ... 589 –
a,b
5135989.SQ.FTS.B, 4.562%, 10/05/33 ... 6,343 –
a,b
5138063.SQ.FTS.B, 3.753%, 10/06/33 ... 13,589 –
a,b
5143636.SQ.FTS.B, 3.303%, 10/07/33 ... 22,568 –
a,b
5143602.SQ.FTS.B, 4.496%, 10/07/33 ... 1,106 –
a,b
5144702.SQ.FTS.B, 5.031%, 10/07/33 ... 2,530 –
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
5143578.SQ.FTS.B, 5.123%, 10/07/33 ... $ 597 $ –
a,b
5145759.SQ.FTS.B, 4.56%, 10/08/33 .... 11,012 1
a,b
5147227.SQ.FTS.B, 4.717%, 10/08/33 ... 2,903 –
a,b
5145611.SQ.FTS.B, 4.883%, 10/08/33 ... 415 –
a,b
5148494.SQ.FTS.B, 2.579%, 10/09/33 ... 769 –
a,b
5149258.SQ.FTS.B, 3.664%, 10/10/33 ... 2,200 –
a,b
5153196.SQ.FTS.B, 4.56%, 10/11/33 .... 13,914 –
a,b
5154671.SQ.FTS.B, 3.564%, 10/12/33 ... 674 –
a,b
5155863.SQ.FTS.B, 4.562%, 10/12/33 ... 10,908 –
a,b
5158276.SQ.FTS.B, 4.717%, 10/13/33 ... 4,505 –
a,b
5165031.SQ.FTS.B, 3.407%, 10/14/33 ... 523 –
a,b
5165513.SQ.FTS.B, 4.57%, 10/14/33 .... 535 –
a,b
5164900.SQ.FTS.B, 4.702%, 10/14/33 ... 2,484 –
a,b
5167520.SQ.FTS.B, 4.597%, 10/15/33 ... 792 –
a,b
5178623.SQ.FTS.B, 4.403%, 10/18/33 ... 2,451 –
a,b
5184669.SQ.FTS.B, 4.872%, 10/19/33 ... 3,872 –
a,b
5185667.SQ.FTS.B, 4.56%, 10/20/33 .... 14,855 1
a,b
5204516.SQ.FTS.B, 4.403%, 10/22/33 ... 12,116 –
a,b
5220688.SQ.FTS.B, 4.403%, 10/26/33 ... 25,349 5
a,b
5220666.SQ.FTS.B, 4.555%, 10/26/33 ... 343 –
a,b
5216243.SQ.FTS.B, 4.558%, 10/26/33 ... 2,570 –
a,b
5218743.SQ.FTS.B, 4.874%, 10/26/33 ... 14,574 –
a,b
5234308.SQ.FTS.B, 3.354%, 10/28/33 ... 2,041 –
a,b
5235201.SQ.FTS.B, 5.031%, 10/29/33 ... 1,059 –
a,b
5240240.SQ.FTS.B, 4.141%, 10/30/33 ... 3,565 –
a,b
5239980.SQ.FTS.B, 4.567%, 10/30/33 ... 4,342 –
a,b
5240149.SQ.FTS.B, 4.568%, 10/30/33 ... 487 –
a,b
5240977.SQ.FTS.B, 4.562%, 11/01/33 ... 1,605 –
a,b
5243677.SQ.FTS.B, 3.922%, 11/02/33 ... 22 –
a,b
5243643.SQ.FTS.B, 4.403%, 11/02/33 ... 3,274 –
a,b
5251513.SQ.FTS.B, 3.774%, 11/03/33 ... 1,257 –
a,b
5251234.SQ.FTS.B, 4.403%, 11/03/33 ... 12,595 –
a,b
5250046.SQ.FTS.B, 4.612%, 11/03/33 ... 104 –
a,b
5249081.SQ.FTS.B, 4.717%, 11/03/33 ... 1,535 –
a,b
5248838.SQ.FTS.B, 4.802%, 11/03/33 ... 3,589 –
a,b
5246929.SQ.FTS.B, 4.874%, 11/03/33 ... 3,004 –
a,b
5262859.SQ.FTS.B, 4.561%, 11/05/33 ... 6,228 –
a,b
5271294.SQ.FTS.B, 3.29%, 11/06/33 .... 743 –
a,b
5270493.SQ.FTS.B, 3.814%, 11/06/33 ... 1,448 –
a,b
5271481.SQ.FTS.B, 3.941%, 11/06/33 ... 872 –
a,b
5271882.SQ.FTS.B, 4.066%, 11/06/33 ... 6,771 –
a,b
5273861.SQ.FTS.B, 2.59%, 11/08/33 .... 2,965 –
a,b
5273816.SQ.FTS.B, 4.566%, 11/08/33 ... 1,760 –
a,b
5281948.SQ.FTS.B, 4.561%, 11/10/33 ... 29,541 –
a,b
5282925.SQ.FTS.B, 3.774%, 11/11/33 ... 2,496 –
a,b
5292413.SQ.FTS.B, 3.567%, 11/13/33 ... 7,292 –

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a,b
5294178.SQ.FTS.B, 4.717%, 11/14/33 ... $ 4,625 $ –
a,b
5294931.SQ.FTS.B, 3.401%, 11/15/33 ... 875 –
a,b
5296152.SQ.FTS.B, 3.322%, 11/16/33 ... 3,005 –
a,b
5297998.SQ.FTS.B, 4.548%, 11/16/33 ... 636 –
a,b
5297749.SQ.FTS.B, 4.561%, 11/16/33 ... 4,815 1
a,b
5297124.SQ.FTS.B, 4.602%, 11/16/33 ... 4,734 –
a,b
5297679.SQ.FTS.B, 5.689%, 11/16/33 ... 4,327 –
a,b
5303325.SQ.FTS.B, 4.871%, 11/17/33 ... 2,069 –
a,b
5313199.SQ.FTS.B, 3.308%, 11/18/33 ... 2,846 –
a,b
5308440.SQ.FTS.B, 4.1%, 11/18/33 ..... 1,850 –
a,b
5310909.SQ.FTS.B, 4.56%, 11/18/33 .... 14,880 –
a,b
5313296.SQ.FTS.B, 4.852%, 11/18/33 ... 1,043 –
a,b
5308374.SQ.FTS.B, 4.864%, 11/18/33 ... 1,834 –
a,b
5309472.SQ.FTS.B, 5.031%, 11/18/33 ... 3,112 –
a,b
5313526.SQ.FTS.B, 5.031%, 11/18/33 ... 1,853 –
a,b
5312989.SQ.FTS.B, 5.436%, 11/18/33 ... 886 –
a,b
5319254.SQ.FTS.B, 3.962%, 11/19/33 ... 875 –
a,b
5318154.SQ.FTS.B, 4.109%, 11/19/33 ... 1,339 –
a,b
5318776.SQ.FTS.B, 4.379%, 11/19/33 ... 15,271 –
a,b
5321246.SQ.FTS.B, 4.562%, 11/20/33 ... 9,240 –
a,b
5324511.SQ.FTS.B, 4.741%, 11/21/33 ... 248 –
a,b
5324505.SQ.FTS.B, 5.786%, 11/21/33 ... 732 –
a,b
5325685.SQ.FTS.B, 3.87%, 11/22/33 .... 671 –
a,b
5325032.SQ.FTS.B, 5.303%, 11/22/33 ... 1,289 –
a,b
5326604.SQ.FTS.B, 4.563%, 11/23/33 ... 1,332 –
a,b
5330352.SQ.FTS.B, 4.567%, 11/23/33 ... 4,757 –
a,b
5330620.SQ.FTS.B, 4.424%, 11/24/33 ... 262 –
a,b
5331180.SQ.FTS.B, 4.557%, 11/24/33 ... 2,904 –
a,b
5337877.SQ.FTS.B, 3.945%, 11/25/33 ... 256 –
a,b
5376799.SQ.FTS.B, 2.083%, 11/27/33 ... 4,624 –
a,b
5368153.SQ.FTS.B, 3.962%, 11/27/33 ... 1,070 –
a,b
5378398.SQ.FTS.B, 4.56%, 11/27/33 .... 32,690 1
a,b
5381030.SQ.FTS.B, 2.347%, 11/28/33 ... 10,498 –
a,b
5381932.SQ.FTS.B, 4.545%, 11/29/33 ... 741 –
a,b
5383396.SQ.FTS.B, 3.302%, 11/30/33 ... 105 –
a,b
5398394.SQ.FTS.B, 3.321%, 11/30/33 ... 777 –
a,b
5383412.SQ.FTS.B, 5.031%, 11/30/33 ... 2,807 –
a,b
5413606.SQ.FTS.B, 4.403%, 12/01/33 ... 2,850 –
a,b
5442439.SQ.FTS.B, 2.865%, 12/02/33 ... 1,242 –
a,b
5440393.SQ.FTS.B, 3.27%, 12/02/33 .... 513 –
a,b
5471332.SQ.FTS.B, 4.017%, 12/03/33 ... 12,560 –
a,b
5471273.SQ.FTS.B, 5.031%, 12/03/33 ... 1,167 –
a,b
5473309.SQ.FTS.B, 3.774%, 12/04/33 ... 1,962 –
a,b
5473236.SQ.FTS.B, 4.403%, 12/04/33 ... 6,897 –
a,b
5472763.SQ.FTS.B, 4.513%, 12/04/33 ... 2,711 –
a,b
5472730.SQ.FTS.B, 4.688%, 12/04/33 ... 3,743 –
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
5474033.SQ.FTS.B, 4.548%, 12/05/33 ... $ 1,011 $ –
a,b
5502597.SQ.FTS.B, 3.294%, 12/07/33 ... 6,676 –
a,b
5493687.SQ.FTS.B, 3.774%, 12/07/33 ... 1,582 –
a,b
5495244.SQ.FTS.B, 4.068%, 12/07/33 ... 1,565 –
a,b
5504275.SQ.FTS.B, 4.555%, 12/07/33 ... 1,678 –
a,b
5504334.SQ.FTS.B, 5.807%, 12/07/33 ... 2,881 –
a,b
5517225.SQ.FTS.B, 3.983%, 12/08/33 ... 132 –
a,b
5515632.SQ.FTS.B, 5.382%, 12/08/33 ... 876 –
a,b
5531634.SQ.FTS.B, 4.068%, 12/09/33 ... 16,877 –
a,b
5530682.SQ.FTS.B, 4.561%, 12/09/33 ... 8,257 –
a,b
5534538.SQ.FTS.B, 4.717%, 12/10/33 ... 3,044 –
a,b
5539742.SQ.FTS.B, 5.031%, 12/11/33 ... 3,222 –
a,b
5546767.SQ.FTS.B, 4.56%, 12/13/33 .... 9,786 –
a,b
5542232.SQ.FTS.B, 4.715%, 12/13/33 ... 9,576 –
a,b
5543476.SQ.FTS.B, 4.874%, 12/13/33 ... 697 –
a,b
5553801.SQ.FTS.B, 4.073%, 12/14/33 ... 15,160 –
a,b
5553995.SQ.FTS.B, 4.553%, 12/14/33 ... 680 –
a,b
5551837.SQ.FTS.B, 4.874%, 12/14/33 ... 3,976 –
a,b
5564465.SQ.FTS.B, 3.928%, 12/16/33 ... 3,809 –
a,b
5564400.SQ.FTS.B, 4.228%, 12/16/33 ... 4,180 –
a,b
5564739.SQ.FTS.B, 4.02%, 12/17/33 .... 4,014 1
a,b
5565718.SQ.FTS.B, 4.345%, 12/17/33 ... 1,113 –
a,b
5566977.SQ.FTS.B, 4.564%, 12/17/33 ... 4,680 –
a,b
5565342.SQ.FTS.B, 5.163%, 12/17/33 ... 1,550 –
a,b
5568613.SQ.FTS.B, 4.557%, 12/18/33 ... 7,092 –
a,b
5571039.SQ.FTS.B, 3.304%, 12/20/33 ... 585 –
a,b
5571610.SQ.FTS.B, 4.642%, 12/20/33 ... 10,025 –
a,b
5574449.SQ.FTS.B, 3.774%, 12/21/33 ... 8,365 –
a,b
5574770.SQ.FTS.B, 4.562%, 12/21/33 ... 5,724 –
a,b
5575354.SQ.FTS.B, 4.874%, 12/21/33 ... 1,620 –
a,b
5574619.SQ.FTS.B, 5.941%, 12/21/33 ... 1,300 –
a,b
5578293.SQ.FTS.B, 3.843%, 12/22/33 ... 4,171 –
a,b
5581220.SQ.FTS.B, 2.444%, 12/23/33 ... 2,766 –
a,b
5581428.SQ.FTS.B, 3.384%, 12/23/33 ... 2,217 1
a,b
5581964.SQ.FTS.B, 3.774%, 12/23/33 ... 1,297 –
a,b
5583691.SQ.FTS.B, 3.774%, 12/23/33 ... 1,683 –
a,b
5581405.SQ.FTS.B, 3.935%, 12/23/33 ... 1,215 –
a,b
5582638.SQ.FTS.B, 3.945%, 12/23/33 ... 1,582 –
a,b
5582775.SQ.FTS.B, 4.422%, 12/23/33 ... 565 –
a,b
5585193.SQ.FTS.B, 4.571%, 12/24/33 ... 1,038 –
a,b
5587897.SQ.FTS.B, 4.65%, 12/24/33 .... 21,318 –
a,b
5588620.SQ.FTS.B, 4.515%, 12/25/33 ... 4,534 –
a,b
5588868.SQ.FTS.B, 4.56%, 12/26/33 .... 2,471 –
a,b
5589268.SQ.FTS.B, 4.587%, 12/26/33 ... 447 –
a,b
5589011.SQ.FTS.B, 4.874%, 12/26/33 ... 996 –
a,b
5593696.SQ.FTS.B, 4.559%, 12/28/33 ... 16,651 –

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a,b
5594128.SQ.FTS.B, 5.019%, 12/28/33 ... $ 3,289 $ –
a,b
5611249.SQ.FTS.B, 5.282%, 12/30/33 ... 1,749 –
a,b
5609439.SQ.FTS.B, 5.673%, 12/30/33 ... 2,708 –
a,b
5614043.SQ.FTS.B, 3.938%, 1/01/34 .... 260 –
a,b
5629056.SQ.FTS.B, 3.298%, 1/06/34 .... 1,056 –
a,b
5646926.SQ.FTS.B, 3.302%, 1/07/34 .... 4,350 –
a,b
5644715.SQ.FTS.B, 3.774%, 1/07/34 .... 4,969 –
a,b
5644959.SQ.FTS.B, 4.716%, 1/07/34 .... 10,493 –
a,b
5641293.SQ.FTS.B, 5.031%, 1/07/34 .... 635 –
a,b
5655805.SQ.FTS.B, 4.559%, 1/09/34 .... 9,103 –
a,b
5655794.SQ.FTS.B, 4.78%, 1/09/34 ..... 265 –
a,b
5656707.SQ.FTS.B, 3.044%, 1/10/34 .... 3,920 –
a,b
5656317.SQ.FTS.B, 4.403%, 1/10/34 .... 3,805 –
a,b
5656852.SQ.FTS.B, 4.477%, 1/10/34 .... 716 –
a,b
5661432.SQ.FTS.B, 4.56%, 1/11/34 ..... 27,848 1
a,b
5670099.SQ.FTS.B, 4.129%, 1/12/34 .... 1,442 –
a,b
5666857.SQ.FTS.B, 4.56%, 1/12/34 ..... 50,254 –
a,b
5672062.SQ.FTS.B, 5.367%, 1/12/34 .... 957 –
a,b
5672716.SQ.FTS.B, 4.563%, 1/13/34 .... 1,574 –
a,b
5672657.SQ.FTS.B, 5.02%, 1/13/34 ..... 1,819 –
a,b
5689054.SQ.FTS.B, 3.304%, 1/14/34 .... 354 –
a,b
5694752.SQ.FTS.B, 4.403%, 1/14/34 .... 35,953 –
a,b
5702064.SQ.FTS.B, 3.032%, 1/15/34 .... 1,794 –
a,b
5701510.SQ.FTS.B, 3.324%, 1/15/34 .... 251 –
a,b
5696224.SQ.FTS.B, 4.56%, 1/15/34 ..... 4,134 –
a,b
5698837.SQ.FTS.B, 4.563%, 1/15/34 .... 8,377 1
a,b
5703564.SQ.FTS.B, 4.56%, 1/17/34 ..... 5,948 –
a,b
5715524.SQ.FTS.B, 3.302%, 1/19/34 .... 1,945 –
a,b
5714621.SQ.FTS.B, 4.874%, 1/19/34 .... 16,436 2
a,b
5721363.SQ.FTS.B, 3.302%, 1/20/34 .... 47,507 –
a,b
5721008.SQ.FTS.B, 4.557%, 1/20/34 .... 4,207 –
a,b
5720995.SQ.FTS.B, 5.042%, 1/20/34 .... 383 –
a,b
5720196.SQ.FTS.B, 5.499%, 1/20/34 .... 869 –
a,b
5726619.SQ.FTS.B, 4.791%, 1/21/34 .... 11,825 1
a,b
5734473.SQ.FTS.B, 2.638%, 1/22/34 .... 4,239 –
a,b
5733912.SQ.FTS.B, 3.311%, 1/22/34 .... 14,207 1
a,b
5732481.SQ.FTS.B, 4.555%, 1/22/34 .... 913 –
a,b
5739318.SQ.FTS.B, 4.403%, 1/25/34 .... 9,310 –
a,b
5741942.SQ.FTS.B, 3.593%, 1/26/34 .... 5,645 –
a,b
5743692.SQ.FTS.B, 3.305%, 1/27/34 .... 2,366 –
a,b
5743913.SQ.FTS.B, 4.56%, 1/27/34 ..... 14,974 –
a,b
5745525.SQ.FTS.B, 4.562%, 1/27/34 .... 3,073 –
a,b
5756490.SQ.FTS.B, 4.56%, 1/29/34 ..... 28,616 –
a,b
5757294.SQ.FTS.B, 4.403%, 1/30/34 .... 5,660 –
a,b
5756660.SQ.FTS.B, 4.559%, 1/30/34 .... 17,332 –
a,b
5767979.SQ.FTS.B, 3.931%, 2/03/34 .... 2,624 –
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
5767523.SQ.FTS.B, 4.309%, 2/03/34 .... $ 17,755 $ 1
a,b
5769375.SQ.FTS.B, 4.56%, 2/03/34 ..... 2,824 –
a,b
5772616.SQ.FTS.B, 4.562%, 2/04/34 .... 10,404 –
a,b
5774638.SQ.FTS.B, 4.869%, 2/04/34 .... 424 –
a,b
5775630.SQ.FTS.B, 4.566%, 2/05/34 .... 3,070 –
a,b
5778865.SQ.FTS.B, 4.722%, 2/05/34 .... 1,714 –
a,b
5778637.SQ.FTS.B, 4.883%, 2/05/34 .... 745 –
a,b
5778756.SQ.FTS.B, 4.931%, 2/05/34 .... 2,847 –
a,b
5779967.SQ.FTS.B, 4.712%, 2/06/34 .... 2,379 –
a,b
5780239.SQ.FTS.B, 4.405%, 2/07/34 .... 7,900 –
a,b
5782195.SQ.FTS.B, 5.241%, 2/08/34 .... 1,128 –
a,b
5788805.SQ.FTS.B, 4.403%, 2/09/34 .... 20,630 –
a,b
5784888.SQ.FTS.B, 4.563%, 2/09/34 .... 838 –
a,b
5788233.SQ.FTS.B, 4.709%, 2/09/34 .... 881 –
a,b
5789379.SQ.FTS.B, 4.717%, 2/09/34 .... 150 –
a,b
5793198.SQ.FTS.B, 4.121%, 2/10/34 .... 14,656 –
a,b
5796633.SQ.FTS.B, 4.57%, 2/10/34 ..... 2,959 –
a,b
5796654.SQ.FTS.B, 4.874%, 2/10/34 .... 23,973 –
a,b
5795334.SQ.FTS.B, 5.25%, 2/10/34 ..... 2,288 –
a,b
5802042.SQ.FTS.B, 3.064%, 2/11/34 .... 49,428 –
a,b
5805398.SQ.FTS.B, 3.308%, 2/11/34 .... 2,828 –
a,b
5801833.SQ.FTS.B, 4.558%, 2/11/34 .... 1,116 –
a,b
5805490.SQ.FTS.B, 4.575%, 2/11/34 .... 629 –
a,b
5804251.SQ.FTS.B, 4.717%, 2/11/34 .... 2,538 –
a,b
5805369.SQ.FTS.B, 5.25%, 2/11/34 ..... 2,188 –
a,b
5808150.SQ.FTS.B, 3.962%, 2/12/34 .... 1,070 –
a,b
5809849.SQ.FTS.B, 4.561%, 2/12/34 .... 2,395 –
a,b
5811504.SQ.FTS.B, 4.686%, 2/12/34 .... 13,131 4
a,b
5816654.SQ.FTS.B, 4.559%, 2/15/34 .... 13,550 –
a,b
5818437.SQ.FTS.B, 4.877%, 2/15/34 .... 815 –
a,b
5818633.SQ.FTS.B, 5.262%, 2/15/34 .... 762 –
a,b
5821739.SQ.FTS.B, 4.56%, 2/16/34 ..... 17,512 –
a,b
5821663.SQ.FTS.B, 4.563%, 2/16/34 .... 2,685 –
a,b
5824064.SQ.FTS.B, 4.403%, 2/17/34 .... 16,472 –
a,b
5823402.SQ.FTS.B, 4.528%, 2/17/34 .... 16,653 –
a,b
5824290.SQ.FTS.B, 4.552%, 2/17/34 .... 1,207 –
a,b
5827715.SQ.FTS.B, 4.554%, 2/18/34 .... 3,528 –
a,b
5832996.SQ.FTS.B, 4.52%, 2/19/34 ..... 465 –
a,b
5833744.SQ.FTS.B, 4.552%, 2/19/34 .... 4,166 –
a,b
5831642.SQ.FTS.B, 4.564%, 2/19/34 .... 3,872 –
a,b
5832876.SQ.FTS.B, 4.64%, 2/19/34 ..... 888 –
a,b
5832933.SQ.FTS.B, 5.275%, 2/19/34 .... 871 –
a,b
5835427.SQ.FTS.B, 4.521%, 2/21/34 .... 156 –
a,b
5844917.SQ.FTS.B, 3.933%, 2/24/34 .... 2,860 –
a,b
5843566.SQ.FTS.B, 4.56%, 2/24/34 ..... 5,389 –
a,b
5843736.SQ.FTS.B, 5.015%, 2/24/34 .... 1,275 –

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a,b
5848650.SQ.FTS.B, 4.814%, 2/25/34 .... $ 2,710 $ –
a,b
5853107.SQ.FTS.B, 4.881%, 2/26/34 .... 1,186 –
a,b
5853687.SQ.FTS.B, 5.251%, 2/26/34 .... 1,153 –
a,b
5855247.SQ.FTS.B, 4.306%, 2/27/34 .... 2,503 –
a,b
5862832.SQ.FTS.B, 3.302%, 2/28/34 .... 20,291 4
a,b
5855815.SQ.FTS.B, 4.758%, 2/28/34 .... 2,097 –
a,b
5856506.SQ.FTS.B, 4.839%, 2/28/34 .... 1,492 –
a,b
5857271.SQ.FTS.B, 4.909%, 2/28/34 .... 5,828 –
a,b
5873503.SQ.FTS.B, 4.302%, 3/01/34 .... 1,500 –
a,b
5871100.SQ.FTS.B, 4.59%, 3/01/34 ..... 19,844 –
a,b
5872195.SQ.FTS.B, 4.686%, 3/01/34 .... 11,306 –
a,b
5876942.SQ.FTS.B, 5.031%, 3/02/34 .... 11,879 –
a,b
5878878.SQ.FTS.B, 5.11%, 3/05/34 ..... 429 –
a,b
5884476.SQ.FTS.B, 4.435%, 3/07/34 .... 2,124 –
a,b
5884756.SQ.FTS.B, 5.098%, 3/07/34 .... 787 –
a,b
5890737.SQ.FTS.B, 5.158%, 3/08/34 .... 31,239 1
a,b
5891388.SQ.FTS.B, 4.025%, 3/09/34 .... 3,614 –
a,b
5892501.SQ.FTS.B, 4.048%, 3/09/34 .... 760 –
a,b
5894049.SQ.FTS.B, 4.59%, 3/09/34 ..... 5,935 –
a,b
5894227.SQ.FTS.B, 4.941%, 3/09/34 .... 6,594 –
a,b
5893120.SQ.FTS.B, 5.037%, 3/09/34 .... 3,245 –
a,b
5892907.SQ.FTS.B, 5.1%, 3/09/34 ...... 2,548 –
a,b
5892236.SQ.FTS.B, 5.29%, 3/09/34 ..... 756 –
a,b
5899146.SQ.FTS.B, 5.1%, 3/12/34 ...... 1,011 –
a,b
5902039.SQ.FTS.B, 4.716%, 3/13/34 .... 4,574 –
a,b
5900966.SQ.FTS.B, 4.738%, 3/13/34 .... 1,908 –
a,b
5902007.SQ.FTS.B, 5.187%, 3/13/34 .... 1,148 –
a,b
5900522.SQ.FTS.B, 5.516%, 3/13/34 .... 449 –
a,b
5908792.SQ.FTS.B, 4.438%, 3/15/34 .... 3,835 –
a,b
5909844.SQ.FTS.B, 4.905%, 3/15/34 .... 8,247 –
a,b
5907307.SQ.FTS.B, 5.031%, 3/15/34 .... 4,223 –
a,b
5912454.SQ.FTS.B, 4.946%, 3/16/34 .... 2,264 –
a,b
5911132.SQ.FTS.B, 5.031%, 3/16/34 .... 31,967 –
a,b
5912428.SQ.FTS.B, 5.031%, 3/16/34 .... 2,401 1
a,b
5912708.SQ.FTS.B, 5.378%, 3/16/34 .... 1,135 –
a,b
5913409.SQ.FTS.B, 4.308%, 3/17/34 .... 2,690 –
a,b
5914346.SQ.FTS.B, 5.541%, 3/18/34 .... 208 –
a,b
5917893.SQ.FTS.B, 4.435%, 3/19/34 .... 14,136 1
a,b
5918205.SQ.FTS.B, 4.915%, 3/19/34 .... 693 –
a,b
5917212.SQ.FTS.B, 5.084%, 3/19/34 .... 1,502 –
a,b
5916186.SQ.FTS.B, 5.188%, 3/19/34 .... 2,997 2
a,b
5918972.SQ.FTS.B, 4.526%, 3/20/34 .... 8,974 –
a,b
5922077.SQ.FTS.B, 5.179%, 3/20/34 .... 1,538 –
a,b
5918675.SQ.FTS.B, 5.211%, 3/20/34 .... 305 –
a,b
5921964.SQ.FTS.B, 5.223%, 3/20/34 .... 623 –
a,b
5921812.SQ.FTS.B, 5.536%, 3/20/34 .... 1,536 –
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
5923853.SQ.FTS.B, 4.528%, 3/21/34 .... $ 34,589 $ –
a,b
5928998.SQ.FTS.B, 4.747%, 3/22/34 .... 4,209 –
a,b
5927683.SQ.FTS.B, 5.372%, 3/22/34 .... 4,609 –
a,b
5936987.SQ.FTS.B, 4.74%, 3/26/34 ..... 631 –
a,b
5940897.SQ.FTS.B, 3.93%, 3/27/34 ..... 6,239 –
a,b
5945156.SQ.FTS.B, 4.744%, 3/28/34 .... 1,573 –
a,b
5953421.SQ.FTS.B, 4.306%, 3/30/34 .... 3,220 –
a,b
5953778.SQ.FTS.B, 5.196%, 3/30/34 .... 470 –
a,b
5955157.SQ.FTS.B, 5.464%, 3/30/34 .... 946 –
a,b
5960313.SQ.FTS.B, 3.937%, 4/03/34 .... 576 –
a,b
5958081.SQ.FTS.B, 4.845%, 4/03/34 .... 1,192 –
a,b
5960150.SQ.FTS.B, 5.031%, 4/03/34 .... 2,473 –
a,b
5960372.SQ.FTS.B, 5.091%, 4/03/34 .... 215 –
a,b
5961632.SQ.FTS.B, 4.31%, 4/04/34 ..... 10,451 –
a,b
5960736.SQ.FTS.B, 5.441%, 4/04/34 .... 9,716 –
a,b
5973170.SQ.FTS.B, 4.758%, 4/06/34 .... 733 –
a,b
5977275.SQ.FTS.B, 3.932%, 4/07/34 .... 12,616 –
a,b
5977823.SQ.FTS.B, 4.73%, 4/07/34 ..... 855 –
a,b
5984496.SQ.FTS.B, 5.522%, 4/11/34 .... 1,089 –
a,b
5986301.SQ.FTS.B, 4.434%, 4/12/34 .... 1,805 –
a,b
5985197.SQ.FTS.B, 4.745%, 4/12/34 .... 2,283 –
a,b
5991306.SQ.FTS.B, 5.031%, 4/13/34 .... 1,478 –
a,b
5992494.SQ.FTS.B, 5.164%, 4/13/34 .... 30 –
a,b
5993993.SQ.FTS.B, 5.179%, 4/14/34 .... 738 –
a,b
6000281.SQ.FTS.B, 4.515%, 4/17/34 .... 394 –
a,b
6000300.SQ.FTS.B, 5.379%, 4/17/34 .... 2,058 –
a,b
6002949.SQ.FTS.B, 5.418%, 4/18/34 .... 628 –
a,b
6010749.SQ.FTS.B, 4.524%, 4/20/34 .... 1,573 –
a,b
6011014.SQ.FTS.B, 5.275%, 4/20/34 .... 1,043 –
a,b
6012743.SQ.FTS.B, 4.59%, 4/21/34 ..... 8,938 –
a,b
6013463.SQ.FTS.B, 5.19%, 4/21/34 ..... 5,991 –
a,b
6016649.SQ.FTS.B, 4.773%, 4/23/34 .... 380 –
a,b
6016723.SQ.FTS.B, 4.93%, 4/23/34 ..... 2,068 –
a,b
6027166.SQ.FTS.B, 4.534%, 4/26/34 .... 2,396 –
a,b
6024650.SQ.FTS.B, 4.757%, 4/26/34 .... 1,830 –
a,b
6027397.SQ.FTS.B, 5.199%, 4/26/34 .... 1,633 –
a,b
6024496.SQ.FTS.B, 5.538%, 4/26/34 .... 5,106 –
a,b
6036390.SQ.FTS.B, 5.013%, 4/28/34 .... 356 –
a,b
6035360.SQ.FTS.B, 5.439%, 4/28/34 .... 1,397 –
a,b
6037075.SQ.FTS.B, 5.442%, 4/29/34 .... 2,702 –
a,b
6045560.SQ.FTS.B, 5.157%, 5/01/34 .... 1,003 –
a,b
6046999.SQ.FTS.B, 4.748%, 5/02/34 .... 586 –
a,b
6047712.SQ.FTS.B, 4.907%, 5/02/34 .... 8,819 1
a,b
6047637.SQ.FTS.B, 5.511%, 5/02/34 .... 629 –
a,b
6054000.SQ.FTS.B, 4.909%, 5/03/34 .... 3,298 –
a,b
6051734.SQ.FTS.B, 5.443%, 5/03/34 .... 7,797 –

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a,b
6050979.SQ.FTS.B, 5.536%, 5/03/34 .... $ 2,052 $ –
a,b
6062202.SQ.FTS.B, 3.93%, 5/07/34 ..... 3,703 –
a,b
6066747.SQ.FTS.B, 5.284%, 5/08/34 .... 4,039 –
a,b
6108715.SQ.FTS.B, 4.775%, 5/09/34 .... 138 –
a,b
6123389.SQ.FTS.B, 4.532%, 5/10/34 .... 404 –
a,b
6123772.SQ.FTS.B, 4.901%, 5/10/34 .... 4,168 –
a,b
6126544.SQ.FTS.B, 4.725%, 5/12/34 .... 156 –
a,b
6126498.SQ.FTS.B, 4.755%, 5/12/34 .... 1,036 –
a,b
6136825.SQ.FTS.B, 4.524%, 5/16/34 .... 2,392 –
a,b
6136354.SQ.FTS.B, 4.904%, 5/16/34 .... 6,097 –
a,b
6135095.SQ.FTS.B, 5.267%, 5/16/34 .... 749 –
a,b
6142889.SQ.FTS.B, 4.914%, 5/17/34 .... 1,621 –
a,b
6143114.SQ.FTS.B, 5.036%, 5/17/34 .... 1,441 –
a,b
6140505.SQ.FTS.B, 5.381%, 5/17/34 .... 3,963 –
a,b
6140691.SQ.FTS.B, 5.533%, 5/17/34 .... 3,669 –
a,b
6145923.SQ.FTS.B, 4.757%, 5/18/34 .... 967 –
a,b
6149563.SQ.FTS.B, 4.746%, 5/21/34 .... 2,619 –
a,b
6152853.SQ.FTS.B, 4.749%, 5/22/34 .... 56,251 –
a,b
6160881.SQ.FTS.B, 4.748%, 5/24/34 .... 4,729 –
a,b
6163213.SQ.FTS.B, 4.313%, 5/25/34 .... 5,720 –
a,b
6163054.SQ.FTS.B, 4.53%, 5/25/34 ..... 7,614 –
a,b
6165760.SQ.FTS.B, 5.535%, 5/27/34 .... 2,769 –
a,b
6183434.SQ.FTS.B, 5.286%, 6/02/34 .... 527 –
a,b
6192486.SQ.FTS.B, 4.747%, 6/06/34 .... 3,185 –
a,b
6192461.SQ.FTS.B, 5.528%, 6/06/34 .... 1,001 –
a,b
6205648.SQ.FTS.B, 4.751%, 6/08/34 .... 1,955 –
a,b
6210528.SQ.FTS.B, 5.284%, 6/11/34 .... 10,451 –
a,b
6214190.SQ.FTS.B, 5.414%, 6/12/34 .... 610 –
a,b
6215457.SQ.FTS.B, 5.423%, 6/13/34 .... 302 –
a,b
6215908.SQ.FTS.B, 5.544%, 6/13/34 .... 488 –
a,b
6220236.SQ.FTS.B, 4.735%, 6/14/34 .... 669 –
a,b
6226015.SQ.FTS.B, 5.031%, 6/15/34 .... 3,446 –
a,b
6235468.SQ.FTS.B, 5.031%, 6/17/34 .... 2,236 –
a,b
6243419.SQ.FTS.B, 5.031%, 6/20/34 .... 7,274 –
a,b
6245712.SQ.FTS.B, 4.906%, 6/21/34 .... 5,446 –
a,b
6244954.SQ.FTS.B, 5.379%, 6/21/34 .... 8,954 –
a,b
6255252.SQ.FTS.B, 4.748%, 6/24/34 .... 2,186 –
a,b
6258547.SQ.FTS.B, 5.469%, 6/27/34 .... 6,260 –
a,b
6261595.SQ.FTS.B, 4.969%, 6/28/34 .... 26,584 2
a,b
6270813.SQ.FTS.B, 5.46%, 6/30/34 ..... 1,115 –
a,b
6270889.SQ.FTS.B, 5.762%, 6/30/34 .... 1,258 –
a,b
6271434.SQ.FTS.B, 4.968%, 7/01/34 .... 276 2
a,b
6274028.SQ.FTS.B, 5.252%, 7/03/34 .... 7,166 –
a,b
6275869.SQ.FTS.B, 5.377%, 7/04/34 .... 7,592 –
a,b
6278505.SQ.FTS.B, 5.771%, 7/04/34 .... 262 –
a,b
6281173.SQ.FTS.B, 4.752%, 7/05/34 .... 574 –
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
6285882.SQ.FTS.B, 5.255%, 7/07/34 .... $ 3,875 $ –
a,b
6297788.SQ.FTS.B, 5.444%, 7/12/34 .... 884 –
a,b
6304026.SQ.FTS.B, 4.528%, 7/14/34 .... 4,503 –
a,b
6314871.SQ.FTS.B, 5.753%, 7/19/34 .... 303 –
a,b
6319360.SQ.FTS.B, 4.966%, 7/21/34 .... 5,121 –
a,b
6320273.SQ.FTS.B, 4.748%, 7/22/34 .... 25,170 –
a,b
6321367.SQ.FTS.B, 5.738%, 7/23/34 .... 661 –
a,b
6356496.SQ.FTS.B, 5.126%, 7/25/34 .... 17,258 1
a,b
6365762.SQ.FTS.B, 4.751%, 7/28/34 .... 10,292 1
a,b
6366494.SQ.FTS.B, 5.682%, 7/29/34 .... 403 –
a,b
6369144.SQ.FTS.B, 5.251%, 7/30/34 .... 10,787 –
a,b
6378771.SQ.FTS.B, 5.441%, 8/02/34 .... 1,938 –
a,b
6389131.SQ.FTS.B, 5.377%, 8/06/34 .... 18,484 –
a,b
6390695.SQ.FTS.B, 5.603%, 8/07/34 .... 554 –
a,b
6406738.SQ.FTS.B, 5.469%, 8/13/34 .... 2,921 –
a,b
6412810.SQ.FTS.B, 4.751%, 8/15/34 .... 9,839 1
a,b
6419039.SQ.FTS.B, 5.377%, 8/16/34 .... 13,386 –
a,b
6420892.SQ.FTS.B, 5.378%, 8/16/34 .... 8,853 1
a,b
6424077.SQ.FTS.B, 5.604%, 8/17/34 .... 3,020 –
a,b
6425168.SQ.FTS.B, 5.466%, 8/19/34 .... 4,759 –
a,b
6429767.SQ.FTS.B, 5.597%, 8/21/34 .... 7,138 –
a,b
6442143.SQ.FTS.B, 5.448%, 8/24/34 .... 624 –
a,b
6444790.SQ.FTS.B, 5.472%, 8/25/34 .... 2,054 –
a,b
6450208.SQ.FTS.B, 4.965%, 8/28/34 .... 2,651 –
a,b
6452261.SQ.FTS.B, 4.968%, 8/28/34 .... 17,124 2
a,b
6453792.SQ.FTS.B, 5.471%, 9/01/34 .... 10,859 1
a,b
6458130.SQ.FTS.B, 4.97%, 9/02/34 ..... 1,801 –
a,b
6457685.SQ.FTS.B, 5.25%, 9/02/34 ..... 5,638 –
a,b
6458789.SQ.FTS.B, 5.25%, 9/02/34 ..... 637 –
a,b
6464461.SQ.FTS.B, 5.749%, 9/04/34 .... 634 –
a,b
6464900.SQ.FTS.B, 4.963%, 9/05/34 .... 4,011 –
a,b
6464819.SQ.FTS.B, 5.473%, 9/05/34 .... 4,031 –
a,b
6468011.SQ.FTS.B, 5.131%, 9/06/34 .... 2,262 –
a,b
6469480.SQ.FTS.B, 4.748%, 9/07/34 .... 20,372 –
a,b
6490386.SQ.FTS.B, 5.252%, 9/14/34 .... 1,645 1
a,b
6502565.SQ.FTS.B, 5.73%, 9/16/34 ..... 336 –
a,b
6501410.SQ.FTS.B, 6.166%, 9/16/34 .... 2,005 –
a,b
6502765.SQ.FTS.B, 4.528%, 9/17/34 .... 2,342 –
a,b
6504374.SQ.FTS.B, 4.749%, 9/17/34 .... 6,570 –
a,b
6503327.SQ.FTS.B, 5.127%, 9/17/34 .... 5,315 –
a,b
6506259.SQ.FTS.B, 4.845%, 9/18/34 .... 5,850 1
a,b
6506724.SQ.FTS.B, 5.445%, 9/19/34 .... 191 –
a,b
6509194.SQ.FTS.B, 5.252%, 9/20/34 .... 9,768 –
a,b
6516876.SQ.FTS.B, 4.309%, 9/22/34 .... 3,687 –
a,b
6524458.SQ.FTS.B, 4.757%, 9/24/34 .... 1,541 –
a,b
6526166.SQ.FTS.B, 4.743%, 9/25/34 .... 747 –

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a,b
6526193.SQ.FTS.B, 5.364%, 9/25/34 .... $ 1,054 $ –
a,b
6527382.SQ.FTS.B, 4.528%, 9/27/34 .... 8,363 –
a,b
6532408.SQ.FTS.B, 4.964%, 9/28/34 .... 3,788 –
a,b
6537870.SQ.FTS.B, 5.593%, 9/29/34 .... 219 –
a,b
6538002.SQ.FTS.B, 5.741%, 9/29/34 .... 1,103 –
a,b
6543316.SQ.FTS.B, 5.432%, 9/30/34 .... 3,927 –
a,b
6541945.SQ.FTS.B, 5.755%, 9/30/34 .... 6,200 –
a,b
6548015.SQ.FTS.B, 6.077%, 10/02/34 ... 2,395 –
a,b
6548822.SQ.FTS.B, 5.428%, 10/03/34 ... 1,334 –
a,b
6552657.SQ.FTS.B, 4.845%, 10/04/34 ... 2,239 –
a,b
6554014.SQ.FTS.B, 5.128%, 10/04/34 ... 910 –
a,b
6562473.SQ.FTS.B, 5.598%, 10/06/34 ... 15,241 2
a,b
6567346.SQ.FTS.B, 4.528%, 10/09/34 ... 936 –
a,b
6569506.SQ.FTS.B, 5.18%, 10/10/34 .... 1,090 –
a,b
6570382.SQ.FTS.B, 5.438%, 10/10/34 ... 8,264 –
a,b
6567760.SQ.FTS.B, 5.747%, 10/10/34 ... 653 –
a,b
6577330.SQ.FTS.B, 5.375%, 10/12/34 ... 1,583 –
a,b
6584579.SQ.FTS.B, 4.767%, 10/14/34 ... 136 –
a,b
6590809.SQ.FTS.B, 5.377%, 10/17/34 ... 2,847 1
a,b
6590448.SQ.FTS.B, 5.38%, 10/17/34 .... 1,824 –
a,b
6591260.SQ.FTS.B, 5.434%, 10/17/34 ... 2,973 –
a,b
6589068.SQ.FTS.B, 5.44%, 10/17/34 .... 6,446 –
a,b
6593772.SQ.FTS.B, 6.417%, 10/18/34 ... 7,748 –
a,b
6596418.SQ.FTS.B, 5.765%, 10/19/34 ... 802 –
a,b
6601765.SQ.FTS.B, 5.18%, 10/21/34 .... 2,098 –
a,b
6610631.SQ.FTS.B, 5.129%, 10/25/34 ... 5,370 –
a,b
6609951.SQ.FTS.B, 5.571%, 10/25/34 ... 701 3
a,b
6622368.SQ.FTS.B, 5.751%, 10/28/34 ... 2,757 –
a,b
6624836.SQ.FTS.B, 6.132%, 10/29/34 ... 266 –
a,b
6627196.SQ.FTS.B, 4.783%, 11/01/34 ... 191 –
a,b
6627396.SQ.FTS.B, 5.569%, 11/01/34 ... 8,593 –
a,b
6635230.SQ.FTS.B, 5.754%, 11/03/34 ... 61,854 –
a,b
6641603.SQ.FTS.B, 4.746%, 11/05/34 ... 1,337 –
a,b
6645579.SQ.FTS.B, 4.934%, 11/07/34 ... 1,849 –
a,b
6648200.SQ.FTS.B, 5.756%, 11/08/34 ... 3,585 –
a,b
6646196.SQ.FTS.B, 6.276%, 11/08/34 ... 345 –
a,b
6655118.SQ.FTS.B, 4.939%, 11/10/34 ... 1,933 –
a,b
6666031.SQ.FTS.B, 5.447%, 11/14/34 ... 1,690 –
a,b
6667033.SQ.FTS.B, 5.378%, 11/15/34 ... 3,156 –
a,b
6669109.SQ.FTS.B, 5.43%, 11/15/34 .... 394 –
a,b
6669028.SQ.FTS.B, 5.438%, 11/15/34 ... 981 –
a,b
6668228.SQ.FTS.B, 6.16%, 11/15/34 .... 1,149 –
a,b
6667810.SQ.FTS.B, 6.249%, 11/15/34 ... 2,693 –
a,b
6674370.SQ.FTS.B, 5.753%, 11/17/34 ... 12,265 –
a,b
6679967.SQ.FTS.B, 5.189%, 11/18/34 ... 56,591 1
a,b
6678246.SQ.FTS.B, 6.409%, 11/18/34 ... 188 –
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
6685190.SQ.FTS.B, 6.257%, 11/20/34 ... $ 8,219 $ –
a,b
6685864.SQ.FTS.B, 6.191%, 11/21/34 ... 219 –
a,b
6689080.SQ.FTS.B, 5.758%, 11/22/34 ... 3,318 –
a,b
6692358.SQ.FTS.B, 5.558%, 11/23/34 ... 1,578 –
a,b
6692474.SQ.FTS.B, 6.255%, 11/23/34 ... 7,433 –
a,b
6696092.SQ.FTS.B, 5.754%, 11/24/34 ... 1,280 –
a,b
6705796.SQ.FTS.B, 5.568%, 11/26/34 ... 7,590 –
a,b
6707813.SQ.FTS.B, 5.762%, 11/27/34 ... 271 –
a,b
6709168.SQ.FTS.B, 5.189%, 11/29/34 ... 33,347 1
a,b
6719237.SQ.FTS.B, 4.749%, 12/01/34 ... 4,055 –
a,b
6726121.SQ.FTS.B, 4.754%, 12/03/34 ... 582 –
a,b
6725887.SQ.FTS.B, 5.378%, 12/03/34 ... 167 –
a,b
6733364.SQ.FTS.B, 5.756%, 12/06/34 ... 4,753 –
a,b
6735811.SQ.FTS.B, 5.374%, 12/07/34 ... 1,795 –
a,b
6746302.SQ.FTS.B, 5.377%, 12/09/34 ... 1,600 –
a,b
6744525.SQ.FTS.B, 5.755%, 12/09/34 ... 48,006 –
a,b
6746943.SQ.FTS.B, 5.46%, 12/10/34 .... 669 –
a,b
6747235.SQ.FTS.B, 5.562%, 12/10/34 ... 3,203 –
a,b
6749349.SQ.FTS.B, 4.727%, 12/12/34 ... 835 –
a,b
6753977.SQ.FTS.B, 5.442%, 12/13/34 ... 4,775 –
a,b
6756917.SQ.FTS.B, 5.191%, 12/14/34 ... 5,761 1
a,b
6756576.SQ.FTS.B, 5.755%, 12/14/34 ... 1,008 –
a,b
6763757.SQ.FTS.B, 5.387%, 12/15/34 ... 1,458 –
a,b
6763456.SQ.FTS.B, 5.752%, 12/15/34 ... 5,352 1
a,b
6771935.SQ.FTS.B, 5.38%, 12/20/34 .... 6,622 1
a,b
6776773.SQ.FTS.B, 6.007%, 12/21/34 ... 57,840 1
a,b
6784616.SQ.FTS.B, 6.257%, 12/23/34 ... 13,566 –
a,b
6786396.SQ.FTS.B, 6.005%, 12/24/34 ... 6,516 1
a,b
6790513.SQ.FTS.B, 5.18%, 12/26/34 .... 2,508 –
a,b
6788880.SQ.FTS.B, 6.257%, 12/26/34 ... 372 –
a,b
6791327.SQ.FTS.B, 6.427%, 12/27/34 ... 647 –
a,b
6800352.SQ.FTS.B, 4.94%, 12/29/34 .... 1,588 –
a,b
6800307.SQ.FTS.B, 5.386%, 12/29/34 ... 1,066 –
a,b
6807789.SQ.FTS.B, 4.74%, 12/30/34 .... 2,456 –
a,b
6809289.SQ.FTS.B, 5.19%, 1/02/35 ..... 12,073 –
a,b
6811597.SQ.FTS.B, 5.441%, 1/03/35 .... 986 –
a,b
6812155.SQ.FTS.B, 5.451%, 1/03/35 .... 2,586 –
a,b
6811299.SQ.FTS.B, 5.562%, 1/03/35 .... 20 –
a,b
6811743.SQ.FTS.B, 6.251%, 1/03/35 .... 772 –
a,b
6814032.SQ.FTS.B, 5.577%, 1/05/35 .... 673 –
a,b
6823837.SQ.FTS.B, 5.441%, 1/07/35 .... 8,236 1
a,b
6822498.SQ.FTS.B, 6.267%, 1/07/35 .... 1,020 –
a,b
6830462.SQ.FTS.B, 4.724%, 1/10/35 .... 832 –
a,b
6829019.SQ.FTS.B, 6.257%, 1/10/35 .... 2,958 –
a,b
6832199.SQ.FTS.B, 5.377%, 1/11/35 .... 2,706 –
a,b
6833495.SQ.FTS.B, 6.015%, 1/11/35 .... 379 –

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a,b
6836420.SQ.FTS.B, 5.377%, 1/12/35 .... $ 3,658 $ –
a,b
6836010.SQ.FTS.B, 5.566%, 1/12/35 .... 3,628 –
a,b
6841524.SQ.FTS.B, 4.773%, 1/13/35 .... 146 –
a,b
6840245.SQ.FTS.B, 6.004%, 1/13/35 .... 2,988 –
a,b
6845464.SQ.FTS.B, 5.567%, 1/15/35 .... 876 –
a,b
6861516.SQ.FTS.B, 4.751%, 1/20/35 .... 2,500 –
a,b
6860790.SQ.FTS.B, 6.009%, 1/20/35 .... 4,246 –
a,b
6858335.SQ.FTS.B, 6.42%, 1/20/35 ..... 705 –
a,b
6864423.SQ.FTS.B, 5.566%, 1/21/35 .... 8,861 –
a,b
6863964.SQ.FTS.B, 6%, 1/21/35 ....... 1,197 –
a,b
6864699.SQ.FTS.B, 5.439%, 1/22/35 .... 84 –
a,b
6865584.SQ.FTS.B, 5.378%, 1/23/35 .... 15,464 –
a,b
6867693.SQ.FTS.B, 4.654%, 1/24/35 .... 7,462 –
a,b
6869515.SQ.FTS.B, 4.935%, 1/25/35 .... 7,609 –
a,b
6878251.SQ.FTS.B, 5.566%, 1/27/35 .... 15,208 –
a,b
6878142.SQ.FTS.B, 5.576%, 1/27/35 .... 1,481 –
a,b
6884628.SQ.FTS.B, 6.263%, 1/29/35 .... 292 –
a,b
6884701.SQ.FTS.B, 6.422%, 1/29/35 .... 810 –
a,b
6888845.SQ.FTS.B, 5.438%, 1/31/35 .... 2,177 –
a,b
6891737.SQ.FTS.B, 5.75%, 2/01/35 ..... 1,984 –
a,b
6903970.SQ.FTS.B, 4.75%, 2/04/35 ..... 2,610 –
a,b
6904150.SQ.FTS.B, 5.377%, 2/04/35 .... 21,646 –
a,b
6904370.SQ.FTS.B, 6.161%, 2/05/35 .... 3,220 –
a,b
6910971.SQ.FTS.B, 5.376%, 2/08/35 .... 21,142 –
a,b
6909059.SQ.FTS.B, 6.263%, 2/08/35 .... 3,599 –
a,b
6923831.SQ.FTS.B, 6.181%, 2/15/35 .... 1,021 –
a,b
6933459.SQ.FTS.B, 4.755%, 2/17/35 .... 2,173 –
a,b
6933558.SQ.FTS.B, 5.447%, 2/17/35 .... 3,195 –
a,b
6937431.SQ.FTS.B, 4.94%, 2/18/35 ..... 2,039 –
a,b
6937013.SQ.FTS.B, 5.189%, 2/18/35 .... 1,712 –
a,b
6937698.SQ.FTS.B, 5.193%, 2/18/35 .... 1,399 –
a,b
6944346.SQ.FTS.B, 4.78%, 2/21/35 ..... 276 –
a,b
6944112.SQ.FTS.B, 5.439%, 2/21/35 .... 7,643 –
a,b
6945544.SQ.FTS.B, 5.567%, 2/21/35 .... 747 –
a,b
6943747.SQ.FTS.B, 5.756%, 2/21/35 .... 15,422 –
a,b
6949409.SQ.FTS.B, 4.78%, 2/22/35 ..... 295 –
a,b
6952926.SQ.FTS.B, 5.384%, 2/23/35 .... 944 –
a,b
6951159.SQ.FTS.B, 6.006%, 2/23/35 .... 5,681 –
a,b
6961097.SQ.FTS.B, 6.264%, 2/25/35 .... 4,906 –
a,b
6962747.SQ.FTS.B, 5.442%, 2/26/35 .... 543 –
a,b
6962536.SQ.FTS.B, 5.566%, 2/26/35 .... 252 –
a,b
6962505.SQ.FTS.B, 5.569%, 2/26/35 .... 150 –
a,b
6963222.SQ.FTS.B, 6.165%, 2/27/35 .... 1,355 –
a,b
6967101.SQ.FTS.B, 4.94%, 2/28/35 ..... 1,563 –
a,b
6967045.SQ.FTS.B, 5.183%, 2/28/35 .... 3,977 –
a,b
6968588.SQ.FTS.B, 5.192%, 2/28/35 .... 2,014 –
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
6967472.SQ.FTS.B, 5.377%, 2/28/35 .... $ 16,292 $ –
a,b
6978300.SQ.FTS.B, 5.567%, 2/28/35 .... 21,968 –
a,b
6983553.SQ.FTS.B, 4.938%, 3/01/35 .... 2,540 1
a,b
6986554.SQ.FTS.B, 4.651%, 3/04/35 .... 1,225 –
a,b
6986599.SQ.FTS.B, 5.574%, 3/04/35 .... 1,319 –
a,b
6987258.SQ.FTS.B, 5.777%, 3/04/35 .... 1,351 –
a,b
6986458.SQ.FTS.B, 6.171%, 3/04/35 .... 88 –
a,b
6993229.SQ.FTS.B, 5.762%, 3/06/35 .... 1,553 –
a,b
6990423.SQ.FTS.B, 6.422%, 3/06/35 .... 2,051 –
a,b
6995636.SQ.FTS.B, 6.168%, 3/07/35 .... 300 –
a,b
6997762.SQ.FTS.B, 6.179%, 3/07/35 .... 191 –
a,b
7003292.SQ.FTS.B, 4.75%, 3/10/35 ..... 12,154 –
a,b
7003650.SQ.FTS.B, 5.193%, 3/10/35 .... 2,995 –
a,b
7009641.SQ.FTS.B, 6.005%, 3/12/35 .... 12,183 –
a,b
7016321.SQ.FTS.B, 5.189%, 3/14/35 .... 38,547 –
a,b
7020990.SQ.FTS.B, 5.19%, 3/15/35 ..... 9,252 –
a,b
7025720.SQ.FTS.B, 5.378%, 3/17/35 .... 3,810 –
a,b
7032794.SQ.FTS.B, 5.566%, 3/19/35 .... 3,493 –
a,b
7043570.SQ.FTS.B, 6.415%, 3/21/35 .... 27,825 –
a,b
7044059.SQ.FTS.B, 6.422%, 3/22/35 .... 1,281 –
a,b
7061463.SQ.FTS.B, 5.19%, 3/28/35 ..... 14,436 –
a,b
7061389.SQ.FTS.B, 5.559%, 3/28/35 .... 1,542 –
a,b
7067466.SQ.FTS.B, 6.248%, 3/29/35 .... 1,121 –
a,b
7068948.SQ.FTS.B, 6.013%, 3/30/35 .... 3,321 –
a,b
7077567.SQ.FTS.B, 5.375%, 4/03/35 .... 7,677 1
a,b
7077718.SQ.FTS.B, 5.425%, 4/03/35 .... 499 –
a,b
7080219.SQ.FTS.B, 5.751%, 4/04/35 .... 292 –
a,b
7088740.SQ.FTS.B, 5.376%, 4/05/35 .... 9,584 –
a,b
7087923.SQ.FTS.B, 6.006%, 4/05/35 .... 9,288 1
a,b
7086293.SQ.FTS.B, 6.01%, 4/05/35 ..... 3,263 –
a,b
7091848.SQ.FTS.B, 5.749%, 4/06/35 .... 3,720 –
a,b
7094035.SQ.FTS.B, 4.943%, 4/09/35 .... 2,873 –
a,b
7097395.SQ.FTS.B, 5.189%, 4/10/35 .... 23,684 –
a,b
7097160.SQ.FTS.B, 5.752%, 4/10/35 .... 773 –
a,b
7105122.SQ.FTS.B, 4.937%, 4/12/35 .... 3,498 1
a,b
7106887.SQ.FTS.B, 5.19%, 4/12/35 ..... 14,205 1
a,b
7113491.SQ.FTS.B, 5.751%, 4/15/35 .... 1,744 –
a,b
7113005.SQ.FTS.B, 6.255%, 4/15/35 .... 6,711 –
a,b
7116821.SQ.FTS.B, 5.189%, 4/16/35 .... 28,095 –
a,b
7115476.SQ.FTS.B, 6.257%, 4/16/35 .... 6,351 –
a,b
7121176.SQ.FTS.B, 5.565%, 4/17/35 .... 3,277 –
a,b
7120797.SQ.FTS.B, 6.164%, 4/17/35 .... 20,220 –
a,b
7123188.SQ.FTS.B, 4.756%, 4/18/35 .... 423 –
a,b
7121532.SQ.FTS.B, 5.567%, 4/18/35 .... 1,181 –
a,b
7134683.SQ.FTS.B, 5.995%, 4/19/35 .... 1,675 –
a,b
7147738.SQ.FTS.B, 5.186%, 4/24/35 .... 931 28

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a,b
7154428.SQ.FTS.B, 4.756%, 4/25/35 .... $ 2,177 $ –
a,b
7151519.SQ.FTS.B, 5.759%, 4/25/35 .... 7,613 –
a,b
7156753.SQ.FTS.B, 4.654%, 4/26/35 .... 4,816 –
a,b
7164816.SQ.FTS.B, 5.382%, 4/28/35 .... 1,637 –
a,b
7173156.SQ.FTS.B, 5.759%, 4/30/35 .... 1,928 –
a,b
7176877.SQ.FTS.B, 5.578%, 5/01/35 .... 1,630 –
a,b
7179248.SQ.FTS.B, 4.941%, 5/02/35 .... 3,816 –
a,b
7183135.SQ.FTS.B, 5.388%, 5/02/35 .... 1,534 –
a,b
7179389.SQ.FTS.B, 5.566%, 5/02/35 .... 3,065 –
a,b
7187135.SQ.FTS.B, 4.656%, 5/03/35 .... 1,241 1
a,b
7187093.SQ.FTS.B, 6.002%, 5/03/35 .... 1,566 –
a,b
7188188.SQ.FTS.B, 4.745%, 5/04/35 .... 603 –
a,b
7193396.SQ.FTS.B, 6.419%, 5/06/35 .... 1,121 –
a,b
7196348.SQ.FTS.B, 5.377%, 5/07/35 .... 11,631 –
a,b
7194348.SQ.FTS.B, 6.251%, 5/07/35 .... 3,248 –
a,b
7197655.SQ.FTS.B, 4.933%, 5/08/35 .... 3,446 –
a,b
7200476.SQ.FTS.B, 6.01%, 5/08/35 ..... 2,032 –
a,b
7209211.SQ.FTS.B, 5.19%, 5/10/35 ..... 14,325 –
a,b
7209663.SQ.FTS.B, 5.759%, 5/10/35 .... 2,737 –
a,b
7210903.SQ.FTS.B, 4.653%, 5/11/35 .... 5,395 –
a,b
7211511.SQ.FTS.B, 5.377%, 5/11/35 ..... 9,115 –
a,b
7216608.SQ.FTS.B, 4.73%, 5/13/35 ..... 177 –
a,b
7217049.SQ.FTS.B, 4.937%, 5/14/35 .... 6,532 –
a,b
7217319.SQ.FTS.B, 4.939%, 5/14/35 .... 18,370 –
a,b
7224046.SQ.FTS.B, 5.566%, 5/15/35 .... 10,340 –
a,b
7224266.SQ.FTS.B, 5.759%, 5/15/35 .... 4,521 –
a,b
7230286.SQ.FTS.B, 5.565%, 5/16/35 .... 4,840 1
a,b
7229934.SQ.FTS.B, 6.259%, 5/16/35 .... 367 1
a,b
7237384.SQ.FTS.B, 5.756%, 5/20/35 .... 5,724 –
a,b
7252493.SQ.FTS.B, 5.195%, 5/24/35 .... 5,028 1
a,b
7254093.SQ.FTS.B, 5.75%, 5/24/35 ..... 2,380 –
a,b
7255214.SQ.FTS.B, 6.013%, 5/25/35 .... 2,026 –
a,b
7254528.SQ.FTS.B, 6.413%, 5/25/35 .... 2,827 –
a,b
7256218.SQ.FTS.B, 5.759%, 5/26/35 .... 6,270 2
a,b
7256895.SQ.FTS.B, 6.26%, 5/26/35 ..... 154 1
a,b
7261087.SQ.FTS.B, 5.195%, 5/28/35 .... 1,742 1
a,b
7270346.SQ.FTS.B, 4.649%, 5/30/35 .... 1,110 –
a,b
7279543.SQ.FTS.B, 6.166%, 6/03/35 .... 1,656 1
a,b
7280624.SQ.FTS.B, 5.173%, 6/04/35 .... 1,131 –
a,b
7283057.SQ.FTS.B, 5.755%, 6/04/35 .... 20,918 759
a,b
7291331.SQ.FTS.B, 4.735%, 6/06/35 .... 1,300 1
a,b
7290035.SQ.FTS.B, 4.931%, 6/06/35 .... 3,403 3
a,b
7288120.SQ.FTS.B, 6.002%, 6/06/35 .... 3,770 3
a,b
7291240.SQ.FTS.B, 6.26%, 6/06/35 ..... 5,009 2
a,b
7296106.SQ.FTS.B, 4.738%, 6/07/35 .... 659 –
a,b
7296773.SQ.FTS.B, 5.743%, 6/07/35 .... 192 –
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
7298390.SQ.FTS.B, 5.188%, 6/08/35 .... $ 832 $ –
a,b
7303458.SQ.FTS.B, 4.652%, 6/10/35 .... 1,681 69
a,b
7312996.SQ.FTS.B, 5.565%, 6/12/35 .... 2,065 92
a,b
7315379.SQ.FTS.B, 4.936%, 6/13/35 .... 14,812 2
a,b
7320392.SQ.FTS.B, 5.376%, 6/14/35 .... 5,609 7
a,b
7326147.SQ.FTS.B, 4.748%, 6/15/35 .... 365 –
a,b
7328785.SQ.FTS.B, 5.566%, 6/16/35 .... 6,965 9
a,b
7339440.SQ.FTS.B, 5.437%, 6/20/35 .... 1,895 –
a,b
7338337.SQ.FTS.B, 5.752%, 6/20/35 .... 1,001 1
a,b
7340785.SQ.FTS.B, 6.237%, 6/20/35 .... 283 1
a,b
7347758.SQ.FTS.B, 4.936%, 6/21/35 .... 637 –
a,b
7347161.SQ.FTS.B, 5.179%, 6/21/35 .... 1,612 2
a,b
7349176.SQ.FTS.B, 6.01%, 6/22/35 ..... 3,929 48
a,b
7351853.SQ.FTS.B, 5.379%, 6/23/35 .... 5,993 1
a,b
7360805.SQ.FTS.B, 6.165%, 6/27/35 .... 2,006 1
a,b
7365827.SQ.FTS.B, 6.258%, 6/28/35 .... 6,811 7
a,b
7371001.SQ.FTS.B, 5.562%, 6/30/35 .... 1,240 2
a,b
7371839.SQ.FTS.B, 6.243%, 7/01/35 .... 861 20
a,b
7372521.SQ.FTS.B, 6.411%, 7/01/35 .... 1,299 1
a,b
7374891.SQ.FTS.B, 5.43%, 7/02/35 ..... 2,125 1
a,b
7375109.SQ.FTS.B, 5.566%, 7/02/35 .... 45,363 3,144
a,b
7377915.SQ.FTS.B, 5.191%, 7/03/35 .... 2,442 2
a,b
7380832.SQ.FTS.B, 6.418%, 7/04/35 .... 3,802 2
a,b
7387351.SQ.FTS.B, 6.267%, 7/06/35 .... 1,437 1
a,b
7394034.SQ.FTS.B, 5.567%, 7/09/35 .... 15,218 10
a,b
7391709.SQ.FTS.B, 5.752%, 7/09/35 .... 3,929 5
a,b
7401159.SQ.FTS.B, 5.189%, 7/11/35 .... 4,474 1
a,b
7400721.SQ.FTS.B, 6.003%, 7/11/35 .... 3,142 4
a,b
7407628.SQ.FTS.B, 5.578%, 7/14/35 .... 707 2
a,b
7416118.SQ.FTS.B, 4.751%, 7/18/35 .... 861 2
a,b
7427050.SQ.FTS.B, 6.006%, 7/22/35 .... 20,152 14
a,b
7438902.SQ.FTS.B, 5.753%, 7/26/35 .... 5,508 7
a,b
7443538.SQ.FTS.B, 4.936%, 7/28/35 .... 987 24
a,b
7443523.SQ.FTS.B, 6.16%, 7/28/35 ..... 82 –
a,b
7450843.SQ.FTS.B, 4.747%, 7/30/35 .... 141 –
a,b
7447727.SQ.FTS.B, 6.007%, 7/30/35 .... 8,018 436
a,b
7453402.SQ.FTS.B, 5.564%, 7/31/35 .... 3,989 10
a,b
7458281.SQ.FTS.B, 5.442%, 8/01/35 .... 3,185 4
a,b
7459192.SQ.FTS.B, 5.448%, 8/01/35 .... 2,982 2
a,b
7461871.SQ.FTS.B, 4.937%, 8/02/35 .... 11,449 26
a,b
7461204.SQ.FTS.B, 6.184%, 8/02/35 .... 583 1
a,b
7467058.SQ.FTS.B, 5.19%, 8/05/35 ..... 2,489 3
a,b
7467174.SQ.FTS.B, 5.447%, 8/05/35 .... 1,084 3
a,b
7478115.SQ.FTS.B, 4.759%, 8/08/35 .... 2,361 1
a,b
7478314.SQ.FTS.B, 5.19%, 8/08/35 ..... 33,364 42
a,b
7480273.SQ.FTS.B, 4.654%, 8/09/35 .... 3,120 238

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a,b
7487915.SQ.FTS.B, 4.654%, 8/12/35 .... $ 23,377 $ 2,921
a,b
7485386.SQ.FTS.B, 5.376%, 8/12/35 .... 6,846 9
a,b
7490860.SQ.FTS.B, 4.751%, 8/13/35 .... 10,209 7
a,b
7495215.SQ.FTS.B, 5.19%, 8/14/35 ..... 5,174 9
a,b
7492564.SQ.FTS.B, 5.756%, 8/14/35 .... 6,969 2
a,b
7503077.SQ.FTS.B, 5.566%, 8/15/35 .... 5,648 6
a,b
7506371.SQ.FTS.B, 5.761%, 8/16/35 .... 2,356 3
a,b
7507182.SQ.FTS.B, 6.163%, 8/16/35 .... 724 1
a,b
7515032.SQ.FTS.B, 5.38%, 8/20/35 ..... 1,203 4
a,b
7518279.SQ.FTS.B, 6.409%, 8/21/35 .... 848 3
a,b
7516707.SQ.FTS.B, 6.423%, 8/21/35 .... 2,908 4
a,b
7527745.SQ.FTS.B, 5.433%, 8/23/35 .... 201 1
a,b
7528450.SQ.FTS.B, 6.181%, 8/23/35 .... 316 1
a,b
7529757.SQ.FTS.B, 4.654%, 8/24/35 .... 16,511 38
a,b
7529703.SQ.FTS.B, 5.373%, 8/24/35 .... 3,770 5
a,b
7530224.SQ.FTS.B, 6.415%, 8/24/35 .... 1,328 3
a,b
7534222.SQ.FTS.B, 4.746%, 8/26/35 .... 3,893 11
a,b
7536249.SQ.FTS.B, 6.408%, 8/27/35 .... 4,101 2
a,b
7540141.SQ.FTS.B, 4.749%, 8/28/35 .... 6,653 10
a,b
7542122.SQ.FTS.B, 5.577%, 8/28/35 .... 2,313 8
a,b
7549195.SQ.FTS.B, 5.447%, 8/29/35 .... 187 1
a,b
7548215.SQ.FTS.B, 5.755%, 8/29/35 .... 17,087 36
a,b
7555997.SQ.FTS.B, 5.752%, 9/03/35 .... 1,560 5
a,b
7563453.SQ.FTS.B, 5.189%, 9/05/35 .... 42,374 163
a,b
7562885.SQ.FTS.B, 6.004%, 9/05/35 .... 8,387 13
a,b
7571798.SQ.FTS.B, 4.937%, 9/07/35 .... 13,156 42
a,b
7571356.SQ.FTS.B, 5.188%, 9/07/35 .... 5,599 794
a,b
7585994.SQ.FTS.B, 4.654%, 9/12/35 .... 3,983 727
a,b
7584863.SQ.FTS.B, 4.749%, 9/12/35 .... 14,320 32
a,b
7587250.SQ.FTS.B, 5.757%, 9/12/35 .... 750 3
a,b
7587356.SQ.FTS.B, 6.164%, 9/12/35 .... 2,162 6
a,b
7588555.SQ.FTS.B, 4.767%, 9/13/35 .... 804 1
a,b
7589355.SQ.FTS.B, 5.772%, 9/13/35 .... 1,086 2
a,b
7590816.SQ.FTS.B, 6.17%, 9/13/35 ..... 93 –
a,b
7589431.SQ.FTS.B, 6.417%, 9/13/35 .... 4,982 11
a,b
7598984.SQ.FTS.B, 5.189%, 9/15/35 .... 8,984 23
a,b
7603549.SQ.FTS.B, 6.258%, 9/18/35 .... 1,546 5
a,b
7604419.SQ.FTS.B, 6.289%, 9/18/35 .... 212 1
a,b
7606959.SQ.FTS.B, 5.429%, 9/19/35 .... 438 1
a,b
7612216.SQ.FTS.B, 5.378%, 9/20/35 .... 2,313 10
a,b
7611418.SQ.FTS.B, 5.461%, 9/20/35 .... 1,235 2
a,b
7611675.SQ.FTS.B, 6.259%, 9/20/35 .... 1,865 4
a,b
7619618.SQ.FTS.B, 5.566%, 9/22/35 .... 2,757 6
a,b
7621281.SQ.FTS.B, 4.942%, 9/23/35 .... 2,435 11
a,b
7622285.SQ.FTS.B, 6.252%, 9/24/35 .... 2,465 11
a,b
7625481.SQ.FTS.B, 6.416%, 9/25/35 .... 36,849 68
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
7638920.SQ.FTS.B, 4.74%, 9/28/35 ..... $ 2,024 $ 4
a,b
7636007.SQ.FTS.B, 4.754%, 9/28/35 .... 1,437 3
a,b
7637460.SQ.FTS.B, 5.566%, 9/28/35 .... 3,871 9
a,b
7642888.SQ.FTS.B, 5.187%, 9/29/35 .... 10,378 94
a,b
7641906.SQ.FTS.B, 5.377%, 9/29/35 .... 908 213
a,b
7645813.SQ.FTS.B, 6.184%, 10/01/35 ... 946 2
a,b
7656711.SQ.FTS.B, 6.004%, 10/03/35 ... 2,619 8
a,b
7657540.SQ.FTS.B, 6.261%, 10/03/35 ... 2,992 7
a,b
7662217.SQ.FTS.B, 5.563%, 10/04/35 ... 4,430 9
a,b
7659875.SQ.FTS.B, 6.17%, 10/04/35 .... 230 1
a,b
7667343.SQ.FTS.B, 6.001%, 10/05/35 ... 1,280 3
a,b
7668773.SQ.FTS.B, 6.146%, 10/06/35 ... 1,217 7
a,b
7667933.SQ.FTS.B, 6.164%, 10/06/35 ... 34,644 58
a,b
7671011.SQ.FTS.B, 5.157%, 10/08/35 ... 418 2
a,b
7671923.SQ.FTS.B, 5.567%, 10/08/35 ... 2,855 18
a,b
7690511.SQ.FTS.B, 6.267%, 10/14/35 ... 936 3
a,b
7692666.SQ.FTS.B, 4.762%, 10/15/35 ... 158 30
a,b
7693460.SQ.FTS.B, 6.294%, 10/15/35 ... 327 2
a,b
7699696.SQ.FTS.B, 5.566%, 10/17/35 ... 18,110 70
a,b
7703885.SQ.FTS.B, 4.754%, 10/18/35 ... 2,890 9
a,b
7722120.SQ.FTS.B, 5.098%, 10/25/35 ... 5,862 23
a,b
7722826.SQ.FTS.B, 5.527%, 10/25/35 ... 1,164 8
a,b
7726762.SQ.FTS.B, 6.481%, 10/26/35 ... 3,409 9
a,b
7730733.SQ.FTS.B, 5.568%, 10/27/35 ... 396 1
a,b
7733410.SQ.FTS.B, 6.166%, 10/28/35 ... 4,409 23
a,b
7740952.SQ.FTS.B, 4.754%, 10/30/35 ... 2,949 16
a,b
7751484.SQ.FTS.B, 5.096%, 11/02/35 ... 4,718 25
a,b
7760287.SQ.FTS.B, 6.169%, 11/06/35 ... 6,714 17
a,b
7766291.SQ.FTS.B, 5.398%, 11/07/35 ... 74 –
a,b
7771517.SQ.FTS.B, 4.78%, 11/08/35 .... 1,673 13
a,b
7770019.SQ.FTS.B, 5.533%, 11/08/35 ... 1,328 462
a,b
7777312.SQ.FTS.B, 4.717%, 11/09/35 ... 494 2
a,b
7783246.SQ.FTS.B, 6.159%, 11/12/35 ... 1,495 5
a,b
7785778.SQ.FTS.B, 5.099%, 11/13/35 ... 1,433 8
a,b
7804032.SQ.FTS.B, 6.162%, 11/18/35 ... 11,301 28
a,b
7805135.SQ.FTS.B, 4.756%, 11/19/35 ... 147 1
a,b
7805154.SQ.FTS.B, 5.922%, 11/19/35 ... 455 42
a,b
7809092.SQ.FTS.B, 5.346%, 11/20/35 ... 1,499 511
a,b
7821101.SQ.FTS.B, 4.742%, 11/23/35 ... 4,175 11
a,b
7824941.SQ.FTS.B, 5.094%, 11/23/35 ... 8,799 1,061
a,b
7822908.SQ.FTS.B, 5.723%, 11/23/35 ... 20,456 160
a,b
7828520.SQ.FTS.B, 5.727%, 11/24/35 ... 2,729 12
a,b
7844276.SQ.FTS.B, 4.784%, 11/30/35 ... 335 35
a,b
7845202.SQ.FTS.B, 6.287%, 11/30/35 ... 2,732 26
a,b
7851095.SQ.FTS.B, 5.723%, 12/01/35 ... 16,980 124
a,b
7855369.SQ.FTS.B, 4.751%, 12/03/35 ... 3,143 23

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a,b
7869424.SQ.FTS.B, 6.289%, 12/06/35 ... $ 11,411 $ 81
a,b
7881465.SQ.FTS.B, 5.54%, 12/11/35 .... 3,068 19
a,b
7881388.SQ.FTS.B, 5.917%, 12/11/35 ... 408 4
a,b
7886066.SQ.FTS.B, 5.346%, 12/12/35 ... 11,625 4,859
a,b
7885234.SQ.FTS.B, 5.917%, 12/12/35 ... 1,279 14
a,b
7894898.SQ.FTS.B, 4.75%, 12/14/35 .... 1,313 12
a,b
7895575.SQ.FTS.B, 5.094%, 12/14/35 ... 2,249 924
a,b
7895745.SQ.FTS.B, 6.463%, 12/14/35 ... 299 107
a,b
7900540.SQ.FTS.B, 4.785%, 12/16/35 ... 111 12
a,b
7902529.SQ.FTS.B, 5.094%, 12/17/35 ... 946 392
a,b
7902827.SQ.FTS.B, 6.168%, 12/17/35 ... 1,631 15
a,b
7905583.SQ.FTS.B, 4.777%, 12/18/35 ... 1,925 23
a,b
7910151.SQ.FTS.B, 6.162%, 12/19/35 ... 2,531 850
a,b
7919109.SQ.FTS.B, 5.344%, 12/22/35 ... 1,421 491
a,b
7919647.SQ.FTS.B, 6.184%, 12/22/35 ... 76 1
a,b
7924288.SQ.FTS.B, 4.75%, 12/24/35 .... 3,560 1,481
a,b
7924505.SQ.FTS.B, 5.436%, 12/24/35 ... 2,823 17
a,b
7924762.SQ.FTS.B, 5.911%, 12/25/35 ... 24,104 148
a,b
7938776.SQ.FTS.B, 5.914%, 12/28/35 ... 8,317 103
a,b
7951375.SQ.FTS.B, 6.168%, 1/02/36 .... 3,922 263
a,b
7951302.SQ.FTS.B, 6.478%, 1/02/36 .... 333 4
a,b
7957554.SQ.FTS.B, 4.757%, 1/03/36 .... 852 6
a,b
7957892.SQ.FTS.B, 5.719%, 1/03/36 .... 1,916 25
a,b
7956696.SQ.FTS.B, 5.909%, 1/03/36 .... 6,001 91
a,b
7957091.SQ.FTS.B, 5.909%, 1/03/36 .... 371 3
a,b
7956978.SQ.FTS.B, 6.162%, 1/03/36 .... 3,117 21
a,b
7957811.SQ.FTS.B, 6.453%, 1/03/36 .... 213 31
a,b
7959379.SQ.FTS.B, 4.755%, 1/04/36 .... 1,313 10
a,b
7960956.SQ.FTS.B, 4.745%, 1/05/36 .... 6,363 35
a,b
7963717.SQ.FTS.B, 4.757%, 1/06/36 .... 927 129
a,b
7963850.SQ.FTS.B, 6.298%, 1/06/36 .... 504 6
a,b
7967953.SQ.FTS.B, 5.095%, 1/08/36 .... 15,279 154
a,b
7966595.SQ.FTS.B, 6.173%, 1/08/36 .... 1,625 492
a,b
7969990.SQ.FTS.B, 5.906%, 1/09/36 .... 1,416 17
a,b
7974096.SQ.FTS.B, 4.748%, 1/10/36 .... 7,166 33
a,b
7972343.SQ.FTS.B, 5.345%, 1/10/36 .... 451 218
a,b
7984914.SQ.FTS.B, 5.096%, 1/13/36 .... 2,692 41
a,b
7987012.SQ.FTS.B, 6.48%, 1/15/36 ..... 10,229 136
a,b
7990648.SQ.FTS.B, 4.774%, 1/16/36 .... 1,836 875
a,b
8000806.SQ.FTS.B, 4.78%, 1/17/36 ..... 27,376 432
a,b
8000256.SQ.FTS.B, 5.912%, 1/17/36 .... 5,956 122
a,b
8003591.SQ.FTS.B, 6.163%, 1/18/36 .... 11,896 160
a,b
8007319.SQ.FTS.B, 6.477%, 1/19/36 .... 12,785 103
a,b
8014047.SQ.FTS.B, 4.751%, 1/22/36 .... 6,204 87
a,b
8015515.SQ.FTS.B, 4.746%, 1/23/36 .... 2,333 28
a,b
8016641.SQ.FTS.B, 4.747%, 1/23/36 .... 5,023 48
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
8015845.SQ.FTS.B, 4.78%, 1/23/36 ..... $ 4,683 $ 745
a,b
8025825.SQ.FTS.B, 4.78%, 1/25/36 ..... 3,320 519
a,b
8023989.SQ.FTS.B, 5.098%, 1/25/36 .... 4,836 73
a,b
8028768.SQ.FTS.B, 5.347%, 1/26/36 .... 7,152 108
a,b
8038230.SQ.FTS.B, 6.163%, 1/30/36 .... 1,601 199
a,b
8038405.SQ.FTS.B, 6.471%, 1/30/36 .... 88 33
a,b
8050308.SQ.FTS.B, 5.346%, 2/01/36 .... 2,102 934
a,b
8049639.SQ.FTS.B, 6.486%, 2/01/36 .... 2,226 34
a,b
8051996.SQ.FTS.B, 4.751%, 2/02/36 .... 4,640 35
a,b
8051483.SQ.FTS.B, 5.346%, 2/02/36 .... 1,650 215
a,b
8050572.SQ.FTS.B, 6.289%, 2/02/36 .... 3,832 57
a,b
8055695.SQ.FTS.B, 4.783%, 2/04/36 .... 2,280 351
a,b
8057620.SQ.FTS.B, 4.751%, 2/05/36 .... 8,330 93
a,b
8057890.SQ.FTS.B, 5.346%, 2/05/36 .... 2,418 46
a,b
8059705.SQ.FTS.B, 5.535%, 2/05/36 .... 3,405 58
a,b
8058155.SQ.FTS.B, 5.723%, 2/05/36 .... 15,791 419
a,b
8076793.SQ.FTS.B, 6.294%, 2/10/36 .... 2,373 30
a,b
8077372.SQ.FTS.B, 4.778%, 2/11/36 .... 3,025 46
a,b
8078299.SQ.FTS.B, 4.746%, 2/12/36 .... 1,275 19
a,b
8078088.SQ.FTS.B, 4.777%, 2/12/36 .... 2,414 369
a,b
8081797.SQ.FTS.B, 6.268%, 2/13/36 .... 270 4
a,b
8090007.SQ.FTS.B, 4.78%, 2/15/36 ..... 7,309 4,163
a,b
8093036.SQ.FTS.B, 6.477%, 2/15/36 .... 10,658 79
a,b
8093678.SQ.FTS.B, 5.727%, 2/16/36 .... 3,402 1,586
a,b
8101696.SQ.FTS.B, 5.093%, 2/19/36 .... 1,959 34
a,b
8099621.SQ.FTS.B, 5.346%, 2/19/36 .... 6,717 3,054
a,b
8105051.SQ.FTS.B, 5.092%, 2/20/36 .... 214 107
a,b
8106732.SQ.FTS.B, 4.78%, 2/21/36 ..... 8,117 4,880
a,b
8113487.SQ.FTS.B, 5.723%, 2/22/36 .... 1,251 668
a,b
8115296.SQ.FTS.B, 6.55%, 2/23/36 ..... 2,433 40
a,b
8119176.SQ.FTS.B, 5.099%, 2/24/36 .... 84 46
a,b
8119560.SQ.FTS.B, 5.409%, 2/25/36 .... 8,595 107
a,b
8124329.SQ.FTS.B, 5.912%, 2/26/36 .... 23,671 760
a,b
8123557.SQ.FTS.B, 6.418%, 2/26/36 .... 3,612 63
a,b
8126705.SQ.FTS.B, 6.441%, 2/27/36 .... 70 44
a,b
8142519.SQ.FTS.B, 4.78%, 2/28/36 ..... 9,337 5,365
a,b
8128121.SQ.FTS.B, 5.912%, 2/28/36 .... 5,320 130
a,b
8137489.SQ.FTS.B, 5.912%, 2/28/36 .... 34,354 569
a,b
8143486.SQ.FTS.B, 6.328%, 3/01/36 .... 4,836 48
a
8149300.SQ.FTS.B, 4.739%, 3/03/36 .... 77 34
a
8145783.SQ.FTS.B, 5.125%, 3/03/36 .... 259 166
a,b
8150842.SQ.FTS.B, 4.781%, 3/04/36 .... 12,085 293
a,b
8152413.SQ.FTS.B, 6.149%, 3/04/36 .... 7,326 76
a
8158243.SQ.FTS.B, 5.665%, 3/05/36 .... 944 529
a,b
8162406.SQ.FTS.B, 6.152%, 3/07/36 .... 3,360 35
a
8162785.SQ.FTS.B, 6.416%, 3/07/36 .... 91 52

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
8163239.SQ.FTS.B, 5.921%, 3/08/36 .... $ 608 $ 324
a,b
8179992.SQ.FTS.B, 6.673%, 3/12/36 .... 35,767 757
a,b
8184135.SQ.FTS.B, 6.666%, 3/13/36 .... 2,144 36
a
8184322.SQ.FTS.B, 5.403%, 3/14/36 .... 123 82
a
8184364.SQ.FTS.B, 5.413%, 3/14/36 .... 873 180
a
8186305.SQ.FTS.B, 4.78%, 3/16/36 ..... 2,872 608
a
8190004.SQ.FTS.B, 4.779%, 3/17/36 .... 1,136 763
a,b
8192240.SQ.FTS.B, 4.953%, 3/17/36 .... 1,288 16
a
8194482.SQ.FTS.B, 4.781%, 3/18/36 .... 3,363 2,257
a
8195426.SQ.FTS.B, 6.436%, 3/18/36 .... 242 164
a,b
8195481.SQ.FTS.B, 6.547%, 3/18/36 .... 12,519 402
a
8201077.SQ.FTS.B, 6.43%, 3/19/36 ..... 606 129
a
8206858.SQ.FTS.B, 5.108%, 3/21/36 .... 708 460
a,b
8207770.SQ.FTS.B, 5.111%, 3/22/36 .... 2,680 58
a
8210573.SQ.FTS.B, 5.911%, 3/23/36 .... 3,310 2,229
a
8210054.SQ.FTS.B, 6.15%, 3/23/36 ..... 1,443 869
a,b
8208433.SQ.FTS.B, 6.153%, 3/23/36 .... 3,727 78
a
8211765.SQ.FTS.B, 5.669%, 3/24/36 .... 1,864 1,008
a
8214068.SQ.FTS.B, 6.15%, 3/24/36 ..... 8,285 1,902
a,b
8215377.SQ.FTS.B, 5.114%, 3/25/36 .... 8,091 293
a
8216765.SQ.FTS.B, 6.152%, 3/25/36 .... 6,279 2,953
a,b
8217448.SQ.FTS.B, 6.333%, 3/25/36 .... 1,594 20
a
8220835.SQ.FTS.B, 6.55%, 3/26/36 ..... 619 248
69,628
Freedom Financial Asset Management LLC
APP-08970713.FP.FTS.B, 12.99%, 5/30/26 912 916
APP-08924285.FP.FTS.B, 14.99%, 5/31/26 330 331
APP-08979954.FP.FTS.B, 12.99%, 6/05/26 1,032 1,034
APP-09027027.FP.FTS.B, 21.49%, 6/05/26 2,712 2,789
APP-09074502.FP.FTS.B, 17.49%, 6/12/26 1,419 1,423
APP-09074432.FP.FTS.B, 19.99%, 6/12/26 564 569
APP-09096903.FP.FTS.B, 12.99%, 6/15/26 510 511
APP-08847769.FP.FTS.B, 14.99%, 6/15/26 661 662
APP-09029834.FP.FTS.B, 18.49%, 6/18/26 527 529
APP-09281875.FP.FTS.B, 14.99%, 6/20/26 687 688
APP-09096348.FP.FTS.B, 18.99%, 6/28/26 2,773 929
APP-09201816.FP.FTS.B, 19.49%, 6/28/26 450 457
APP-09355512.FP.FTS.B, 20.99%, 6/29/26 752 753
APP-08984739.FP.FTS.B, 17.49%, 7/01/26 1,790 1,790
APP-09717698.FP.FTS.B, 13.24%, 7/03/26 1,384 1,387
APP-09379010.FP.FTS.B, 22.49%, 7/04/26 1,401 1,410
APP-09445164.FP.FTS.B, 13.49%, 7/06/26 1,382 1,383
APP-09448166.FP.FTS.B, 14.99%, 7/07/26 1,201 1,205
b
APP-08684302.FP.FTS.B, 13.74%, 7/08/26 6,180 725
APP-09351977.FP.FTS.B, 19.49%, 7/10/26 1,416 1,428
APP-09708763.FP.FTS.B, 17.49%, 8/10/26 1,446 1,459
APP-09780659.FP.FTS.B, 17.49%, 8/10/26 2,277 2,288
APP-09593157.FP.FTS.B, 14.74%, 8/12/26 2,397 2,406
APP-09778508.FP.FTS.B, 13.24%, 8/15/26 1,821 1,827
APP-10045496.FP.FTS.B, 14.49%, 8/15/26 892 896
Description
Principal
Amount Value
Freedom Financial Asset Management LLC
(continued)
APP-09708666.FP.FTS.B, 19.49%, 8/15/26 $ 1,830 $ 1,859
APP-10213964.FP.FTS.B, 18.99%, 8/18/26 1,870 1,900
APP-10246936.FP.FTS.B, 9.99%, 8/20/26 . 1,884 1,896
APP-09717880.FP.FTS.B, 15.74%, 8/20/26 2,105 2,117
APP-09811789.FP.FTS.B, 22.49%, 8/20/26 711 726
APP-10127112.FP.FTS.B, 16.49%, 8/21/26 1,407 1,419
APP-09726787.FP.FTS.B, 15.24%, 8/24/26 1,304 1,313
APP-09787833.FP.FTS.B, 15.74%, 8/24/26 3,309 3,330
APP-09708684.FP.FTS.B, 21.49%, 8/24/26 5,009 5,114
APP-09759659.FP.FTS.B, 13.24%, 8/25/26 2,430 2,444
APP-10352432.FP.FTS.B, 11.99%, 9/01/26 1,988 1,996
APP-11335385.FP.FTS.B, 10.99%, 9/04/26 504 504
APP-10389562.FP.FTS.B, 17.49%, 9/05/26 2,223 2,249
APP-10158390.FP.FTS.B, 12.49%, 9/21/26 3,473 3,491
APP-10209954.FP.FTS.B, 16.49%, 9/23/26 1,623 1,640
APP-08902866.FP.FTS.B, 20.49%, 9/23/26 5,808 2,424
APP-08924259.FP.FTS.B, 15.49%, 9/29/26 4,440 4,483
APP-10663520.FP.FTS.B, 12.49%, 9/30/26 3,474 3,496
APP-08924296.FP.FTS.B, 22.49%, 9/30/26 7,326 6,065
APP-10115186.FP.FTS.B, 23.49%,
10/01/26 .......................... 3,574 3,690
APP-10195837.FP.FTS.B, 11.99%,
10/02/26 .......................... 2,707 1,201
APP-10622691.FP.FTS.B, 18.99%,
10/02/26 .......................... 1,889 1,931
APP-10210290.FP.FTS.B, 19.99%,
10/02/26 .......................... 726 731
APP-10374305.FP.FTS.B, 11.99%,
10/05/26 .......................... 2,136 2,146
APP-10157026.FP.FTS.B, 14.24%,
10/05/26 .......................... 1,876 1,887
APP-10692650.FP.FTS.B, 11.99%,
10/08/26 .......................... 2,259 2,271
APP-10291582.FP.FTS.B, 17.49%,
10/09/26 .......................... 2,446 2,479
APP-10199991.FP.FTS.B, 16.99%,
10/15/26 .......................... 2,543 2,566
APP-10365188.FP.FTS.B, 14.24%,
10/17/26 .......................... 1,805 1,818
APP-10091993.FP.FTS.B, 19.99%,
10/20/26 .......................... 3,011 3,084
APP-10463469.FP.FTS.B, 18.99%,
10/24/26 .......................... 8,347 8,541
APP-10364110.FP.FTS.B, 11.24%, 10/25/26 5,620 5,661
APP-10512737.FP.FTS.B, 17.49%,
10/25/26 .......................... 2,652 2,707
APP-10274873.FP.FTS.B, 20.49%,
10/25/26 .......................... 2,263 2,324
b
APP-10352498.FP.FTS.B, 18.49%,
10/28/26 .......................... 3,464 375
APP-10432641.FP.FTS.B, 15.49%,
10/29/26 .......................... 3,915 3,962
APP-09132903.FP.FTS.B, 18.99%,
10/31/26 .......................... 3,343 3,420
APP-11307937.FP.FTS.B, 11.99%, 11/08/26 3,211 3,230
b
APP-09709453.FP.FTS.B, 14.24%,
11/09/26 .......................... 3,975 619

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC
(continued)
APP-11099818.FP.FTS.B, 16.49%, 11/09/26 $ 1,848 $ 1,865
APP-10765319.FP.FTS.B, 14.49%, 11/11/26 1,012 1,018
APP-11395641.FP.FTS.B, 11.99%, 11/14/26 311 311
APP-10714394.FP.FTS.B, 11.99%, 11/15/26 3,924 3,949
APP-11304024.FP.FTS.B, 17.49%, 11/15/26 2,278 2,324
APP-10768778.FP.FTS.B, 14.74%,
11/18/26 .......................... 7,384 3,117
APP-10170330.FP.FTS.B, 11.99%, 11/20/26 1,917 1,931
APP-09778451.FP.FTS.B, 18.99%,
11/20/26 .......................... 4,807 4,943
APP-10756762.FP.FTS.B, 12.49%,
11/21/26 .......................... 4,488 4,522
APP-11304530.FP.FTS.B, 21.49%, 11/24/26 8,750 9,008
APP-11333408.FP.FTS.B, 17.99%, 11/25/26 2,254 2,334
APP-11386113.FP.FTS.B, 18.99%, 11/25/26 1,269 1,299
APP-10583684.FP.FTS.B, 16.99%,
12/02/26 .......................... 4,399 1,753
APP-10776411.FP.FTS.B, 11.99%, 12/09/26 5,404 5,445
APP-08114000.FP.FTS.B, 13.24%,
12/10/26 .......................... 4,120 4,149
APP-11741440.FP.FTS.B, 19.99%,
12/16/26 .......................... 1,896 1,939
APP-11283905.FP.FTS.B, 15.99%,
12/21/26 .......................... 8,832 8,941
APP-11187285.FP.FTS.B, 12.49%, 12/22/26 6,110 6,159
APP-11305667.FP.FTS.B, 20.49%,
12/27/26 .......................... 4,942 5,123
APP-11776378.FP.FTS.B, 20.49%,
12/27/26 .......................... 5,424 5,575
APP-11306747.FP.FTS.B, 14.24%,
12/28/26 .......................... 2,517 2,544
APP-11410923.FP.FTS.B, 23.49%,
12/28/26 .......................... 1,825 1,895
APP-11798578.FP.FTS.B, 11.74%, 12/29/26 7,574 7,647
APP-11266733.FP.FTS.B, 11.99%, 12/30/26 4,620 4,664
APP-10525907.FP.FTS.B, 11.99%,
12/31/26 .......................... 3,883 3,927
APP-11333811.FP.FTS.B, 16.99%, 1/03/27 2,961 3,020
APP-11332983.FP.FTS.B, 18.99%, 1/04/27 3,115 3,181
APP-11355890.FP.FTS.B, 14.74%, 1/07/27 7,415 7,480
APP-11333372.FP.FTS.B, 18.49%, 1/07/27 3,956 4,071
APP-11385154.FP.FTS.B, 18.99%, 1/08/27 3,061 3,129
APP-10916969.FP.FTS.B, 19.99%, 1/08/27 2,285 2,338
b
APP-10710819.FP.FTS.B, 16.99%, 1/09/27 2,098 378
APP-11380536.FP.FTS.B, 17.49%, 1/09/27 2,449 2,477
APP-11335531.FP.FTS.B, 16.99%, 1/10/27 3,617 3,703
APP-12243964.FP.FTS.B, 19.99%, 1/15/27 3,063 3,160
APP-11277516.FP.FTS.B, 18.49%, 1/18/27 4,501 4,608
APP-12231521.FP.FTS.B, 17.24%, 1/26/27 7,602 7,809
APP-12151284.FP.FTS.B, 17.99%, 1/27/27 4,244 4,416
APP-09940038.FP.FTS.B, 17.49%, 1/29/27 4,802 4,949
APP-11795116.FP.FTS.B, 11.74%, 2/04/27 5,009 5,053
APP-11396422.FP.FTS.B, 18.99%, 2/08/27 4,374 4,484
APP-11798862.FP.FTS.B, 16.49%, 2/09/27 2,800 2,834
APP-11810406.FP.FTS.B, 11.74%, 2/10/27 9,865 9,957
APP-11787878.FP.FTS.B, 19.99%, 2/10/27 1,701 1,742
APP-11779953.FP.FTS.B, 16.74%, 2/11/27 12,319 7,852
Description
Principal
Amount Value
Freedom Financial Asset Management LLC
(continued)
APP-11805082.FP.FTS.B, 19.49%, 2/11/27 $ 5,116 $ 5,281
APP-11753796.FP.FTS.B, 19.99%, 2/12/27 3,483 3,598
APP-11805436.FP.FTS.B, 22.49%, 2/12/27 2,503 2,590
APP-10688549.FP.FTS.B, 18.99%, 2/16/27 7,969 8,223
APP-12266273.FP.FTS.B, 23.74%, 2/18/27 6,649 6,918
APP-10253670.FP.FTS.B, 19.99%, 2/19/27 2,248 2,319
APP-11389311.FP.FTS.B, 17.49%, 2/28/27 9,153 9,304
APP-11339522.FP.FTS.B, 23.49%, 2/28/27 5,159 5,385
APP-12228409.FP.FTS.B, 19.99%, 3/01/27 3,271 3,360
APP-11317083.FP.FTS.B, 20.49%, 3/03/27 3,067 3,159
APP-12172287.FP.FTS.B, 19.99%, 3/07/27 4,165 4,301
APP-12130498.FP.FTS.B, 13.24%, 3/10/27 4,756 4,809
APP-12213871.FP.FTS.B, 19.99%, 3/11/27 5,528 5,769
APP-12244387.FP.FTS.B, 11.24%, 3/12/27 6,791 6,868
APP-12236483.FP.FTS.B, 15.24%, 3/13/27 9,090 9,301
APP-10683987.FP.FTS.B, 12.49%, 3/16/27 8,728 8,814
APP-10769483.FP.FTS.B, 17.99%, 3/22/27 6,810 6,989
b
APP-11194668.FP.FTS.B, 14.24%, 3/26/27 7,105 805
APP-11391376.FP.FTS.B, 19.99%, 3/31/27 9,042 9,438
APP-09094872.FP.FTS.B, 14.99%, 4/01/27 2,605 2,613
APP-10672023.FP.FTS.B, 18.49%, 4/15/27 2,562 2,623
APP-11496336.FP.FTS.B, 11.24%, 5/11/27 4,618 4,669
APP-10459721.FP.FTS.B, 20.99%, 5/28/27 15,108 15,740
APP-11277041.FP.FTS.B, 20.49%, 5/30/27 9,485 5,948
APP-11301237.FP.FTS.B, 18.49%, 6/02/27 5,631 5,852
APP-10482600.FP.FTS.B, 16.49%, 6/30/27 4,090 878
APP-12246518.FP.FTS.B, 13.24%, 7/13/27 2,702 2,717
APP-10315402.FP.FTS.B, 22.99%, 7/30/27 6,941 7,264
b
APP-11579250.FP.FTS.B, 11.24%, 8/15/27 12,134 2,587
APP-12222310.FP.FTS.B, 18.24%, 9/21/27 15,092 15,695
APP-11315623.FP.FTS.B, 15.49%, 11/02/27 7,416 7,684
APP-10229284.FP.FTS.B, 18.99%,
12/04/27 .......................... 2,077 2,112
APP-09447903.FP.FTS.B, 23.49%, 1/31/28 4,566 4,760
APP-09321377.FP.FTS.B, 17.49%, 5/15/36 339 339
APP-09352425.FP.FTS.B, 14.99%, 5/28/36 668 670
505,309
LendingClub Corp. - LCX PM
181324642.LC.FTS.B, 15.19%, 10/13/26 .. 17,424 –
182220241.LC.FTS.B, 23.99%, 10/14/26 .. 1,369 1,397
182279442.LC.FTS.B, 21.99%, 10/15/26 .. 3,677 3,748
182239660.LC.FTS.B, 19.99%, 10/16/26 .. 2,259 2,288
182424479.LC.FTS.B, 28.99%, 10/19/26 .. 6,955 –
182381955.LC.FTS.B, 26.99%, 10/20/26 .. 678 696
182373053.LC.FTS.B, 20.44%, 10/22/26 .. 3,064 3,108
182135115.LC.FTS.B, 24.99%, 10/28/26 .. 4,607 4,751
182100249.LC.FTS.B, 28.99%, 10/28/26 .. 4,316 –
182412380.LC.FTS.B, 23.99%, 11/01/26 .. 1,513 1,532
182763696.LC.FTS.B, 23.99%, 11/01/26 .. 2,853 2,906
182249975.LC.FTS.B, 25.99%, 11/01/26 .. 2,652 2,712
182871113.LC.FTS.B, 21.99%, 11/02/26 .. 3,597 3,663
182810881.LC.FTS.B, 28.99%, 11/02/26 .. 1,212 1,234
182715994.LC.FTS.B, 18.99%, 11/03/26 .. 2,268 985
182956744.LC.FTS.B, 16.49%, 11/05/26 .. 4,889 4,913
182845986.LC.FTS.B, 19.99%, 11/05/26 .. 1,508 1,526

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. - LCX PM (continued)
182433195.LC.FTS.B, 25.99%, 11/05/26 .. $ 2,990 $ –
182934282.LC.FTS.B, 15.44%, 11/07/26 .. 2,241 2,254
182834096.LC.FTS.B, 15.49%, 11/08/26 .. 9,279 –
183010490.LC.FTS.B, 16.49%, 11/08/26 .. 3,650 3,653
183101425.LC.FTS.B, 17.44%, 11/15/26 .. 4,643 4,687
182999628.LC.FTS.B, 17.74%, 11/15/26 .. 2,090 2,107
182737896.LC.FTS.B, 19.49%, 11/15/26 .. 3,593 3,649
b
182946956.LC.FTS.B, 24.99%, 11/15/26 .. 6,203 580
182962134.LC.FTS.B, 24.99%, 11/15/26 .. 3,200 3,270
182977646.LC.FTS.B, 16.99%, 11/16/26 .. 5,170 5,215
183238822.LC.FTS.B, 16.99%, 11/16/26 .. 3,644 3,653
183287259.LC.FTS.B, 18.19%, 11/16/26 .. 1,718 1,727
183253428.LC.FTS.B, 25.99%, 11/17/26 .. 3,849 3,956
183368090.LC.FTS.B, 19.49%, 11/18/26 .. 1,813 1,841
182932552.LC.FTS.B, 13.19%, 11/19/26 .. 2,713 2,230
183409505.LC.FTS.B, 15.19%, 11/19/26 .. 4,803 4,846
183394419.LC.FTS.B, 16.49%, 11/19/26 .. 1,726 –
183333541.LC.FTS.B, 14.19%, 11/22/26 .. 3,434 3,467
182980965.LC.FTS.B, 17.24%, 11/22/26 .. 3,305 3,342
183371257.LC.FTS.B, 17.74%, 11/22/26 .. 5,108 5,158
183418746.LC.FTS.B, 19.49%, 11/22/26 .. 5,842 4,828
183434742.LC.FTS.B, 23.19%, 11/22/26 .. 1,514 1,553
183477091.LC.FTS.B, 13.19%, 11/23/26 .. 1,531 1,548
183485184.LC.FTS.B, 13.99%, 11/23/26 .. 1,675 –
183298862.LC.FTS.B, 14.19%, 11/23/26 .. 7,314 6,009
183430694.LC.FTS.B, 18.49%, 11/23/26 .. 9,095 –
183430676.LC.FTS.B, 21.99%, 11/23/26 .. 5,225 998
183407041.LC.FTS.B, 24.99%, 11/23/26 .. 476 489
183095344.LC.FTS.B, 13.44%, 11/24/26 .. 6,155 6,229
183149701.LC.FTS.B, 18.49%, 11/24/26 .. 5,356 5,415
183425358.LC.FTS.B, 18.49%, 11/24/26 .. 1,357 1,371
182954964.LC.FTS.B, 19.49%, 11/24/26 .. 3,700 3,766
183505251.LC.FTS.B, 16.49%, 11/26/26 .. 1,632 1,649
183525639.LC.FTS.B, 21.99%, 11/26/26 .. 1,079 1,108
183193272.LC.FTS.B, 15.44%, 11/27/26 .. 794 803
183556398.LC.FTS.B, 23.99%, 11/28/26 .. 1,322 1,348
183476845.LC.FTS.B, 16.49%, 11/29/26 .. 2,422 2,451
183447683.LC.FTS.B, 20.44%, 11/29/26 .. 3,411 3,475
183369356.LC.FTS.B, 20.99%, 11/29/26 .. 1,029 1,042
183359968.LC.FTS.B, 16.49%, 11/30/26 .. 3,649 3,680
183585512.LC.FTS.B, 19.99%, 11/30/26 .. 4,737 4,801
183618524.LC.FTS.B, 22.99%, 11/30/26 .. 5,173 5,329
183540100.LC.FTS.B, 23.99%, 11/30/26 .. 2,352 –
183633965.LC.FTS.B, 24.99%, 11/30/26 .. 1,424 281
183676944.LC.FTS.B, 17.24%, 12/01/26 .. 1,124 1,132
183768813.LC.FTS.B, 13.24%, 12/02/26 .. 2,613 2,627
183721314.LC.FTS.B, 17.44%, 12/03/26 .. 3,136 3,163
183771895.LC.FTS.B, 21.99%, 12/03/26 .. 3,667 3,744
183877324.LC.FTS.B, 16.49%, 12/06/26 .. 7,400 7,445
183799901.LC.FTS.B, 17.74%, 12/06/26 .. 1,892 1,906
183415342.LC.FTS.B, 19.49%, 12/07/26 .. 5,854 5,897
183762991.LC.FTS.B, 19.49%, 12/07/26 .. 4,337 4,384
183495228.LC.FTS.B, 20.44%, 12/07/26 .. 1,186 1,201
183885314.LC.FTS.B, 21.99%, 12/07/26 .. 1,222 1,250
183867910.LC.FTS.B, 23.99%, 12/07/26 .. 3,160 3,230
183492757.LC.FTS.B, 16.99%, 12/08/26 .. 2,835 2,858
183933487.LC.FTS.B, 23.99%, 12/08/26 .. 3,160 3,231
Description
Principal
Amount Value
LendingClub Corp. - LCX PM (continued)
183987324.LC.FTS.B, 23.99%, 12/09/26 .. $ 2,884 $ 2,938
183966000.LC.FTS.B, 24.99%, 12/09/26 .. 1,090 1,119
183970462.LC.FTS.B, 24.99%, 12/09/26 .. 642 660
184009395.LC.FTS.B, 9.49%, 12/10/26 ... 5,350 5,364
184012121.LC.FTS.B, 13.44%, 12/10/26 .. 3,323 3,343
183680345.LC.FTS.B, 16.44%, 12/10/26 .. 2,402 2,423
183793588.LC.FTS.B, 17.24%, 12/10/26 .. 1,340 1,349
184022156.LC.FTS.B, 20.49%, 12/10/26 .. 1,877 1,899
183970602.LC.FTS.B, 24.99%, 12/10/26 .. 2,571 2,638
184033080.LC.FTS.B, 17.44%, 12/13/26 .. 3,989 4,007
183731402.LC.FTS.B, 19.44%, 12/13/26 .. 3,119 3,169
184039087.LC.FTS.B, 24.99%, 12/13/26 .. 2,036 2,092
184051343.LC.FTS.B, 28.99%, 12/13/26 .. 4,670 2,014
184176824.LC.FTS.B, 14.99%, 12/14/26 .. 2,521 2,536
184114198.LC.FTS.B, 18.99%, 12/14/26 .. 4,739 4,784
184130928.LC.FTS.B, 21.99%, 12/14/26 .. 7,116 –
183623138.LC.FTS.B, 23.99%, 12/14/26 .. 1,997 2,033
183641094.LC.FTS.B, 24.99%, 12/14/26 .. 2,168 2,228
183159318.LC.FTS.B, 6%, 12/15/26 ..... 388 387
184198353.LC.FTS.B, 14.01%, 12/15/26 .. 7,820 6,389
183712326.LC.FTS.B, 15.44%, 12/15/26 .. 1,230 1,240
183603668.LC.FTS.B, 17.19%, 12/15/26 .. 7,763 –
183809680.LC.FTS.B, 17.24%, 12/15/26 .. 6,381 6,378
183996173.LC.FTS.B, 17.44%, 12/15/26 .. 6,819 6,861
183649794.LC.FTS.B, 21.49%, 12/15/26 .. 5,528 5,617
183905553.LC.FTS.B, 13.44%, 12/16/26 .. 1,138 1,138
183706984.LC.FTS.B, 21.49%, 12/16/26 .. 376 376
183612692.LC.FTS.B, 13.49%, 12/17/26 .. 2,451 2,472
184223937.LC.FTS.B, 16.44%, 12/17/26 .. 3,057 3,081
184214073.LC.FTS.B, 27.99%, 12/17/26 .. 2,697 2,778
183673632.LC.FTS.B, 15.44%, 12/18/26 .. 2,907 2,919
183852446.LC.FTS.B, 17.99%, 12/18/26 .. 3,229 3,243
184283202.LC.FTS.B, 19.49%, 12/20/26 .. 1,561 1,589
184059193.LC.FTS.B, 21.99%, 12/20/26 .. 4,737 3,930
184343324.LC.FTS.B, Zero Cpn, 12/21/26 13,914 –
184382909.LC.FTS.B, 12.99%, 12/21/26 .. 3,469 3,502
184032290.LC.FTS.B, 20.99%, 12/21/26 .. 4,813 4,844
b
184224030.LC.FTS.B, 15.49%, 12/23/26 .. 5,773 549
183436430.LC.FTS.B, 16.99%, 12/23/26 .. 6,728 6,798
184321733.LC.FTS.B, 23.99%, 12/23/26 .. 11,308 –
183940387.LC.FTS.B, 19.99%, 12/25/26 .. 3,797 3,870
b
184275242.LC.FTS.B, 23.99%, 12/27/26 .. 6,083 100
b
184249796.LC.FTS.B, 15.44%, 12/28/26 .. 4,660 205
184142978.LC.FTS.B, 17.44%, 12/28/26 .. 2,866 2,898
184029644.LC.FTS.B, 17.49%, 12/28/26 .. 6,010 6,084
183866022.LC.FTS.B, 24.99%, 12/28/26 .. 3,826 –
183977917.LC.FTS.B, 16.49%, 12/30/26 .. 10,007 –
184298012.LC.FTS.B, 18.74%, 12/30/26 .. 1,001 1,010
184066327.LC.FTS.B, 14.19%, 12/31/26 .. 2,800 2,827
184379539.LC.FTS.B, 12.19%, 1/02/27 ... 5,821 5,815
183888494.LC.FTS.B, 17.99%, 1/06/27 ... 2,180 2,192
183882896.LC.FTS.B, 6%, 1/07/27 ...... 3,433 3,474
182954228.LC.FTS.B, 13.49%, 2/18/27 ... 5,370 5,409
183154136.LC.FTS.B, 18.49%, 3/16/27 ... 2,867 528
184013288.LC.FTS.B, 24.99%, 4/10/27 ... 6,636 2,715
182675743.LC.FTS.B, 15%, 4/15/27 ..... 15,225 –
183965552.LC.FTS.B, 10%, 4/16/27 ..... 3,745 3,215

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. - LCX PM (continued)
b
183536773.LC.FTS.B, 19.74%, 4/16/27 ... $ 11,757 $ 1,109
182419678.LC.FTS.B, 19.99%, 4/25/27 ... 6,091 6,217
182469398.LC.FTS.B, 21.99%, 5/05/27 ... 5,584 5,724
183710879.LC.FTS.B, 19.95%, 5/06/27 ... 7,260 2,880
182925771.LC.FTS.B, 23.99%, 5/12/27 ... 10,829 11,100
184107590.LC.FTS.B, 23.99%, 5/14/27 ... 2,242 99
183436461.LC.FTS.B, 12.74%, 5/23/27 ... 10,476 8,442
184033235.LC.FTS.B, 24.99%, 5/24/27 ... 7,886 8,213
183805030.LC.FTS.B, 17.49%, 6/16/27 ... 9,349 7,435
183437929.LC.FTS.B, 20.49%, 6/30/27 ... 8,334 8,482
183274263.LC.FTS.B, 15.44%, 7/01/27 ... 8,715 –
183593989.LC.FTS.B, 27.49%, 7/15/27 ... 9,223 9,523
183590285.LC.FTS.B, 21.99%, 7/16/27 ... 7,042 7,259
182882013.LC.FTS.B, 15%, 8/24/27 ..... 7,548 6,486
183252907.LC.FTS.B, 16.49%, 9/23/27 ... 5,351 5,355
182329589.LC.FTS.B, 24.99%, 10/03/27 .. 3,465 3,047
b
184033253.LC.FTS.B, 28.99%, 10/25/27 .. 3,066 284
184211532.LC.FTS.B, 21.99%, 12/28/27 .. 18,258 866
b
184064152.LC.FTS.B, 19.49%, 10/13/28 .. 13,027 1,108
184435348.LC.FTS.B, 17.99%, 12/23/34 .. 1,438 –
184443285.LC.FTS.B, Zero Cpn, 12/27/34 14,893 –
184149278.LC.FTS.B, 16.49%, 1/28/35 ... 2,562 –
184253510.LC.FTS.B, 18.49%, 8/21/35 ... 3,781 –
182783983.LC.FTS.B, 17.49%, 10/31/35 .. 626 –
172960729.LC.FTS.B, 14.02%, 12/19/35 .. 5,086 –
433,993
Prosper Funding LLC
1613481.PS.FTS.B, 19.78%, 8/11/26 .... 1,530 1,543
1604105.PS.FTS.B, 13.74%, 8/12/26 .... 2,710 2,709
1613892.PS.FTS.B, 19.18%, 8/12/26 .... 608 614
1607647.PS.FTS.B, 15%, 8/13/26 ....... 742 749
1615164.PS.FTS.B, 17%, 8/13/26 ....... 945 957
1607977.PS.FTS.B, 25.48%, 8/13/26 .... 511 518
1604924.PS.FTS.B, 28.4%, 8/13/26 ..... 724 734
1608526.PS.FTS.B, 19.78%, 8/16/26 .... 816 825
1616271.PS.FTS.B, 12.5%, 8/17/26 ..... 1,056 1,057
1609138.PS.FTS.B, 16.18%, 8/17/26 .... 1,426 1,426
1612375.PS.FTS.B, 14.29%, 8/23/26 .... 914 925
1620525.PS.FTS.B, 16.4%, 8/24/26 ..... 572 579
1605623.PS.FTS.B, 16.64%, 9/15/26 .... 2,117 –
1633221.PS.FTS.B, 18.13%, 9/17/26 .... 4,339 4,390
1606780.PS.FTS.B, 29.08%, 9/18/26 .... 1,350 1,378
1628728.PS.FTS.B, 12.5%, 9/22/26 ..... 763 765
1628947.PS.FTS.B, 12.5%, 9/23/26 ..... 1,199 1,203
1635660.PS.FTS.B, 12.87%, 9/23/26 .... 1,118 1,120
1636926.PS.FTS.B, 11.6%, 9/24/26 ..... 1,232 1,235
1630456.PS.FTS.B, 12.76%, 9/27/26 .... 1,644 1,651
1630438.PS.FTS.B, 15.29%, 9/27/26 .... 1,153 1,170
1630432.PS.FTS.B, 15.9%, 9/27/26 ..... 1,399 1,423
1634442.PS.FTS.B, 13.93%, 9/28/26 .... 1,293 1,295
1655382.PS.FTS.B, 12.8%, 10/27/26 .... 4,593 4,607
1655400.PS.FTS.B, 13.7%, 10/27/26 .... 818 831
1648636.PS.FTS.B, 15.2%, 10/27/26 .... 275 279
1645256.PS.FTS.B, 16.33%, 10/27/26 ... 904 917
1645934.PS.FTS.B, 10.5%, 10/28/26 .... 1,164 1,168
Description
Principal
Amount Value
Prosper Funding LLC (continued)
b
1649653.PS.FTS.B, 14.7%, 10/28/26 .... $ 1,623 $ –
1646096.PS.FTS.B, 15.1%, 10/28/26 .... 955 970
1646336.PS.FTS.B, 16.33%, 10/28/26 ... 3,282 3,335
1657014.PS.FTS.B, 10.5%, 10/31/26 .... 5,097 5,116
1650649.PS.FTS.B, 13.8%, 10/31/26 .... 1,213 1,236
1657476.PS.FTS.B, 13.8%, 11/01/26 .... 2,322 2,345
1658550.PS.FTS.B, 9.45%, 11/02/26 .... 2,134 2,132
b
1651418.PS.FTS.B, 11.6%, 11/05/26 ..... 497 –
1660986.PS.FTS.B, 16.8%, 11/05/26 .... 4,093 4,138
1654327.PS.FTS.B, 22.55%, 11/05/26 .... 1,539 1,569
1651841.PS.FTS.B, 15.4%, 11/08/26 .... 878 888
1665054.PS.FTS.B, 16.93%, 11/08/26 .... 8,632 5,383
1659130.PS.FTS.B, 15.18%, 11/09/26 .... 2,225 2,252
1652711.PS.FTS.B, 16.2%, 11/09/26 ..... 2,024 2,053
1654496.PS.FTS.B, 11.79%, 11/10/26 .... 1,490 1,491
1660783.PS.FTS.B, 11.7%, 11/12/26 ..... 2,676 2,679
1658878.PS.FTS.B, 12.98%, 11/13/26 .... 3,823 3,820
1659238.PS.FTS.B, 10.8%, 11/15/26 .... 1,108 1,107
1660438.PS.FTS.B, 16%, 11/19/26 ...... 845 856
1653277.PS.FTS.B, 13.8%, 12/10/26 .... 4,473 4,515
1679077.PS.FTS.B, 15.12%, 12/15/26 ... 3,612 3,655
1685964.PS.FTS.B, 15.29%, 12/15/26 ... 3,624 3,666
1672964.PS.FTS.B, 28.23%, 12/15/26 ... 2,260 2,319
1680172.PS.FTS.B, 13.4%, 12/16/26 .... 2,099 2,125
1645613.PS.FTS.B, 12.62%, 12/19/26 ... 2,443 2,452
1680709.PS.FTS.B, 10.5%, 12/20/26 .... 3,355 3,360
1681081.PS.FTS.B, 11.33%, 12/20/26 .... 1,620 1,623
1677662.PS.FTS.B, 18.25%, 12/23/26 ... 4,206 4,286
1656341.PS.FTS.B, 15.29%, 6/15/27 .... 6,166 1,596
1665885.PS.FTS.B, 13.7%, 8/27/27 ..... 10,392 10,396
1630162.PS.FTS.B, 16.33%, 9/21/27 .... 10,219 10,239
1659142.PS.FTS.B, 14.6%, 9/29/27 ..... 2,611 1,554
129,224
Upgrade, Inc. - Card
991182716.UG.FTS.B, 21.98%, 8/26/26 .. 72 65
b
991148239.UG.FTS.B, 29.49%, 9/20/26 .. 202 –
991123245.UG.FTS.B, 26.94%, 9/23/26 .. 137 123
991149182.UG.FTS.B, 28.48%, 10/21/26 . 29 27
991356469.UG.FTS.B, 16.99%, 12/07/26 . 5 5
991265247.UG.FTS.B, 16.99%, 12/12/26 . 100 102
991326633.UG.FTS.B, 21.99%, 12/19/26 . 152 155
991020944.UG.FTS.B, 15.99%, 1/06/27 .. 783 797
991087378.UG.FTS.B, 21.36%, 2/13/27 .. 234 242
991119833.UG.FTS.B, 19.21%, 2/20/27 .. 496 500
991226691.UG.FTS.B, 15.99%, 3/06/27 .. 78 80
991249712.UG.FTS.B, 15.99%, 3/06/27 .. 970 997
991217394.UG.FTS.B, 29.49%, 4/20/27 .. 75 63
991218283.UG.FTS.B, 14.98%, 6/27/27 .. 2,746 2,759
991058306.UG.FTS.B, 20.46%, 7/11/27 .. 396 398
991120297.UG.FTS.B, 22.97%, 7/23/27 .. 1,044 1,074
991225567.UG.FTS.B, 19.8%, 1/18/28 ... 229 226
991102474.UG.FTS.B, 29.49%, 2/24/28 .. 2,500 199
991299503.UG.FTS.B, 17.99%, 5/27/28 .. 282 279
991418802.UG.FTS.B, 29.49%, 8/10/28 .. 96 95
991223479.UG.FTS.B, 29.49%, 3/18/29 .. 192 188
991266262.UG.FTS.B, 19.8%, 4/16/29 ... 1,305 1,274

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991262312.UG.FTS.B, 29.49%, 5/29/29 .. $ 144 $ 87
991098718.UG.FTS.B, 23.95%, 12/09/29 . 505 503
991137442.UG.FTS.B, 21.46%, 2/25/30 .. 8 8
b
991179044.UG.FTS.B, 21.46%, 9/29/30 .. 246 –
991233872.UG.FTS.B, 17.99%, 10/05/30 . 46 46
991299072.UG.FTS.B, 29.49%, 10/23/30 . 14 15
991100555.UG.FTS.B, 29.49%, 11/20/30 . 131 133
b
991238529.UG.FTS.B, 19.8%, 1/16/31 ... 95 4
991168137.UG.FTS.B, 19.8%, 2/21/31 ... 31 4
991197071.UG.FTS.B, 21.98%, 11/09/32 . 218 125
10,573
Upstart Network, Inc.
L1410769.UP.FTS.B, 17.3%, 7/09/26 .... 387 381
L1612245.UP.FTS.B, 7.13%, 8/23/26 .... 368 362
L1612759.UP.FTS.B, 7.7%, 8/23/26 ..... 436 431
L1612198.UP.FTS.B, 11.94%, 8/23/26 .... 1,059 1,047
L1611961.UP.FTS.B, 21.45%, 8/23/26 .... 579 572
L1612389.UP.FTS.B, 21.85%, 8/23/26 .... 630 623
L1605896.UP.FTS.B, 25.03%, 8/23/26 .... 4,685 4,093
L1612867.UP.FTS.B, 25.04%, 8/23/26 .... 202 200
b
L1613041.UP.FTS.B, 26.53%, 8/23/26 .... 1,391 100
FW1612948.UP.FTS.B, 30.7%, 8/23/26 ... 1,242 1,229
L1613779.UP.FTS.B, 8.38%, 8/24/26 .... 1,133 1,119
L1614080.UP.FTS.B, 9.53%, 8/24/26 .... 241 238
L1613838.UP.FTS.B, 13.27%, 8/24/26 .... 59 58
FW1614076.UP.FTS.B, 14.66%, 8/24/26 .. 866 856
L1617004.UP.FTS.B, 16.62%, 8/24/26 .... 715 708
FW1613769.UP.FTS.B, 16.69%, 8/24/26 .. 472 467
L1616581.UP.FTS.B, 16.94%, 8/24/26 .... 267 265
L1614751.UP.FTS.B, 17.63%, 8/24/26 .... 1,381 1,367
L1614375.UP.FTS.B, 18.88%, 8/24/26 .... 798 790
L1616929.UP.FTS.B, 19.05%, 8/24/26 .... 1,001 991
L1613574.UP.FTS.B, 19.14%, 8/24/26 .... 300 297
L1618259.UP.FTS.B, 19.27%, 8/24/26 .... 805 796
L1613128.UP.FTS.B, 21.09%, 8/24/26 .... 6,551 6,478
L1617008.UP.FTS.B, 21.28%, 8/24/26 .... 235 232
FW1617548.UP.FTS.B, 21.5%, 8/24/26 ... 504 498
FW1616680.UP.FTS.B, 21.59%, 8/24/26 .. 1,266 1,253
L1617314.UP.FTS.B, 23.08%, 8/24/26 .... 239 236
FW1614723.UP.FTS.B, 23.32%, 8/24/26 .. 1,625 1,608
FW1614111.UP.FTS.B, 23.36%, 8/24/26 .. 516 510
L1617338.UP.FTS.B, 23.46%, 8/24/26 .... 286 283
b
L1617363.UP.FTS.B, 23.46%, 8/24/26 .... 1,355 282
FW1616273.UP.FTS.B, 23.5%, 8/24/26 ... 66 65
L1616072.UP.FTS.B, 24%, 8/24/26 ...... 189 187
L1599086.UP.FTS.B, 24.44%, 8/24/26 .... 781 773
L1617884.UP.FTS.B, 24.99%, 8/24/26 .... 134 132
L1617253.UP.FTS.B, 25.15%, 8/24/26 .... 1,571 1,554
FW1591289.UP.FTS.B, 25.18%, 8/24/26 .. 382 378
L1613599.UP.FTS.B, 25.21%, 8/24/26 .... 282 279
L1616132.UP.FTS.B, 25.25%, 8/24/26 .... 135 133
L1614231.UP.FTS.B, 25.4%, 8/24/26 .... 215 212
FW1618114.UP.FTS.B, 25.78%, 8/24/26 .. 365 361
FW1613869.UP.FTS.B, 30.42%, 8/24/26 .. 161 159
FW1614110.UP.FTS.B, 32.03%, 8/24/26 .. 443 438
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L1619126.UP.FTS.B, 9.43%, 8/25/26 .... $ 824 $ 814
L1619757.UP.FTS.B, 12.57%, 8/25/26 .... 700 692
L1620125.UP.FTS.B, 15.38%, 8/25/26 .... 93 92
FW1619311.UP.FTS.B, 16.02%, 8/25/26 .. 374 371
FW1619065.UP.FTS.B, 16.98%, 8/25/26 .. 2,408 2,387
L1620043.UP.FTS.B, 17.72%, 8/25/26 .... 236 233
L1620763.UP.FTS.B, 23.08%, 8/25/26 .... 588 582
L1620526.UP.FTS.B, 23.25%, 8/25/26 .... 218 216
b
L1621031.UP.FTS.B, 25.07%, 8/25/26 .... 1,121 258
L1619585.UP.FTS.B, 25.33%, 8/25/26 .... 821 813
FW1620759.UP.FTS.B, 25.44%, 8/25/26 .. 451 447
L1620151.UP.FTS.B, 26.66%, 8/25/26 .... 924 914
L1617795.UP.FTS.B, 13.57%, 9/01/26 .... 2,794 2,761
L1706771.UP.FTS.B, 9.86%, 9/13/26 .... 1,858 1,833
FW1703655.UP.FTS.B, 10.14%, 9/13/26 .. 565 454
FW1705224.UP.FTS.B, 10.49%, 9/13/26 .. 2,613 2,578
L1706707.UP.FTS.B, 14.84%, 9/13/26 .... 2,277 2,246
FW1705595.UP.FTS.B, 15.51%, 9/13/26 .. 1,685 1,665
FW1706882.UP.FTS.B, 17.33%, 9/13/26 .. 577 570
L1705021.UP.FTS.B, 18.29%, 9/13/26 .... 1,038 1,023
FW1701942.UP.FTS.B, 19.32%, 9/13/26 .. 1,873 1,846
L1705415.UP.FTS.B, 19.86%, 9/13/26 .... 980 966
L1706913.UP.FTS.B, 20.18%, 9/13/26 .... 882 868
FW1705757.UP.FTS.B, 21.7%, 9/13/26 ... 466 459
L1706178.UP.FTS.B, 22.1%, 9/13/26 .... 457 450
L1706443.UP.FTS.B, 23.44%, 9/13/26 .... 433 426
L1706931.UP.FTS.B, 24.04%, 9/13/26 .... 161 159
L1706467.UP.FTS.B, 24.5%, 9/13/26 .... 150 148
L1705774.UP.FTS.B, 24.52%, 9/13/26 .... 1,112 1,095
b
L1699725.UP.FTS.B, 24.98%, 9/13/26 .... 508 37
b
L1705130.UP.FTS.B, 24.98%, 9/13/26 .... 647 126
L1707003.UP.FTS.B, 25.5%, 9/13/26 .... 235 231
FW1706840.UP.FTS.B, 26.82%, 9/13/26 .. 5,198 5,118
FW1705300.UP.FTS.B, 26.94%, 9/13/26 .. 312 307
FW1705464.UP.FTS.B, 28.92%, 9/13/26 .. 1,103 1,087
FW1706229.UP.FTS.B, 30.24%, 9/13/26 .. 662 652
FW1705888.UP.FTS.B, 30.31%, 9/13/26 .. 398 392
FW1705881.UP.FTS.B, 30.81%, 9/13/26 .. 1,212 478
FW1705876.UP.FTS.B, 30.83%, 9/13/26 .. 259 255
FW1704990.UP.FTS.B, 31.11%, 9/13/26 .. 93 91
FW1706597.UP.FTS.B, 31.11%, 9/13/26 .. 289 284
L1706806.UP.FTS.B, 15.22%, 9/15/26 .... 744 734
b
L1706683.UP.FTS.B, 16.01%, 9/20/26 .... 445 87
L1705598.UP.FTS.B, 17.01%, 9/21/26 .... 347 343
L1877184.UP.FTS.B, 9.06%, 10/19/26 .... 1,075 1,059
L1851771.UP.FTS.B, 9.22%, 10/19/26 .... 427 420
L1875318.UP.FTS.B, 10.07%, 10/19/26 ... 582 575
L1881256.UP.FTS.B, 11.03%, 10/19/26 ... 1,418 1,399
L1879834.UP.FTS.B, 11.35%, 10/19/26 ... 3,076 3,036
b
L1878258.UP.FTS.B, 14.16%, 10/19/26 ... 1,992 143
L1877450.UP.FTS.B, 14.9%, 10/19/26 .... 363 359
L1880586.UP.FTS.B, 15.78%, 10/19/26 ... 1,055 1,044
L1864741.UP.FTS.B, 16.15%, 10/19/26 ... 858 849
L1881295.UP.FTS.B, 16.28%, 10/19/26 ... 1,479 558
L1878278.UP.FTS.B, 16.38%, 10/19/26 ... 1,404 1,389
L1877933.UP.FTS.B, 16.4%, 10/19/26 .... 266 263

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L1878027.UP.FTS.B, 16.7%, 10/19/26 .... $ 1,279 $ 1,266
L1879412.UP.FTS.B, 17.84%, 10/19/26 ... 128 127
L1880587.UP.FTS.B, 18.12%, 10/19/26 ... 580 574
L1879198.UP.FTS.B, 19.39%, 10/19/26 ... 823 812
L1876835.UP.FTS.B, 19.58%, 10/19/26 ... 149 147
L1871750.UP.FTS.B, 19.96%, 10/19/26 ... 862 851
FW1880709.UP.FTS.B, 20.07%, 10/19/26 . 1,053 1,042
L1876035.UP.FTS.B, 20.11%, 10/19/26 ... 602 594
FW1878006.UP.FTS.B, 22.44%, 10/19/26 . 1,883 1,859
FW1875013.UP.FTS.B, 22.78%, 10/19/26 . 1,419 1,401
FW1866351.UP.FTS.B, 22.85%, 10/19/26 . 402 397
FW1880160.UP.FTS.B, 22.89%, 10/19/26 . 555 547
L1876513.UP.FTS.B, 22.94%, 10/19/26 ... 800 789
FW1880088.UP.FTS.B, 23.43%, 10/19/26 . 1,473 1,454
b
FW1876728.UP.FTS.B, 23.57%, 10/19/26 . 3,043 592
L1881431.UP.FTS.B, 24.79%, 10/19/26 ... 261 258
L1877594.UP.FTS.B, 24.95%, 10/19/26 ... 663 573
b
L1880129.UP.FTS.B, 24.99%, 10/19/26 ... 864 29
L1876477.UP.FTS.B, 25.39%, 10/19/26 ... 578 570
FW1879167.UP.FTS.B, 25.8%, 10/19/26 .. 133 132
L1879783.UP.FTS.B, 25.86%, 10/19/26 ... 569 562
FW1877802.UP.FTS.B, 26.08%, 10/19/26 . 1,243 1,227
FW1877218.UP.FTS.B, 28.56%, 10/19/26 . 695 685
FW1876795.UP.FTS.B, 29.56%, 10/19/26 . 656 566
FW1878098.UP.FTS.B, 30.84%, 10/19/26 . 216 214
FW1878489.UP.FTS.B, 30.93%, 10/19/26 . 366 305
FW1880229.UP.FTS.B, 31.05%, 10/19/26 . 254 251
b
FW1877716.UP.FTS.B, 31.6%, 10/19/26 .. 1,058 204
FW1876495.UP.FTS.B, 31.7%, 10/19/26 .. 1,172 1,158
L1881555.UP.FTS.B, 17.31%, 10/28/26 ... 1,113 1,099
L1990756.UP.FTS.B, 7.18%, 11/08/26 .... 1,628 1,601
L1994718.UP.FTS.B, 8.83%, 11/08/26 .... 2,670 2,626
L1991230.UP.FTS.B, 9.13%, 11/08/26 .... 3,165 3,116
b
L1996991.UP.FTS.B, 9.23%, 11/08/26 .... 5,116 1,055
L1996355.UP.FTS.B, 10.29%, 11/08/26 ... 1,877 1,848
L1992891.UP.FTS.B, 10.76%, 11/08/26 ... 1,184 1,166
L1988958.UP.FTS.B, 10.98%, 11/08/26 ... 220 216
L1998866.UP.FTS.B, 11.49%, 11/08/26 ... 2,487 2,450
L1996448.UP.FTS.B, 11.66%, 11/08/26 ... 5,979 5,888
L1995371.UP.FTS.B, 12.23%, 11/08/26 ... 600 591
L1995435.UP.FTS.B, 12.23%, 11/08/26 ... 255 251
L1999575.UP.FTS.B, 12.84%, 11/08/26 ... 167 164
L1989008.UP.FTS.B, 12.93%, 11/08/26 ... 258 255
L1989940.UP.FTS.B, 12.93%, 11/08/26 ... 426 419
L1994789.UP.FTS.B, 14.19%, 11/08/26 ... 1,108 850
L1995404.UP.FTS.B, 14.33%, 11/08/26 ... 1,249 1,233
L1991804.UP.FTS.B, 14.89%, 11/08/26 ... 1,453 1,069
L1995379.UP.FTS.B, 15.15%, 11/08/26 ... 1,109 1,093
L1992261.UP.FTS.B, 15.59%, 11/08/26 ... 447 440
FW1991255.UP.FTS.B, 15.82%, 11/08/26 . 1,847 1,820
L1992970.UP.FTS.B, 16.04%, 11/08/26 ... 2,326 2,296
L1989989.UP.FTS.B, 16.18%, 11/08/26 ... 1,746 1,724
L1989606.UP.FTS.B, 16.9%, 11/08/26 .... 744 543
FW1999118.UP.FTS.B, 17.22%, 11/08/26 . 988 975
L1993764.UP.FTS.B, 17.26%, 11/08/26 ... 247 244
L1996185.UP.FTS.B, 20.69%, 11/08/26 ... 875 864
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L1991281.UP.FTS.B, 20.82%, 11/08/26 ... $ 387 $ 381
L1994689.UP.FTS.B, 21.04%, 11/08/26 ... 730 718
L1991956.UP.FTS.B, 21.37%, 11/08/26 ... 355 351
L1991663.UP.FTS.B, 21.95%, 11/08/26 ... 1,751 1,719
FW1989899.UP.FTS.B, 22.28%, 11/08/26 . 479 471
L1991475.UP.FTS.B, 22.35%, 11/08/26 ... 360 353
L1996843.UP.FTS.B, 24.19%, 11/08/26 ... 1,862 1,829
FW1994028.UP.FTS.B, 24.21%, 11/08/26 . 1,301 1,278
L1989848.UP.FTS.B, 24.75%, 11/08/26 ... 1,015 997
FW1991387.UP.FTS.B, 24.97%, 11/08/26 . 1,010 745
b
L1919784.UP.FTS.B, 25.31%, 11/08/26 ... 3,717 270
L1995398.UP.FTS.B, 25.36%, 11/08/26 ... 494 485
L1992549.UP.FTS.B, 25.44%, 11/08/26 ... 2,020 1,985
FW1998563.UP.FTS.B, 26.46%, 11/08/26 . 454 446
FW1998048.UP.FTS.B, 26.92%, 11/08/26 . 486 478
L1990551.UP.FTS.B, 26.95%, 11/08/26 ... 1,381 1,356
FW1994443.UP.FTS.B, 27.95%, 11/08/26 . 1,994 1,959
FW1991541.UP.FTS.B, 29.36%, 11/08/26 . 1,209 1,188
FW1999851.UP.FTS.B, 29.4%, 11/08/26 .. 827 813
FW1992347.UP.FTS.B, 29.82%, 11/08/26 . 6,094 5,989
FW1994293.UP.FTS.B, 30.31%, 11/08/26 . 309 303
b
FW1997312.UP.FTS.B, 30.32%, 11/08/26 . 337 24
FW1991024.UP.FTS.B, 30.67%, 11/08/26 . 288 106
FW1996197.UP.FTS.B, 31.07%, 11/08/26 . 1,001 767
FW1994027.UP.FTS.B, 31.13%, 11/08/26 . 564 554
FW1999282.UP.FTS.B, 31.18%, 11/08/26 . 1,615 1,586
L1995369.UP.FTS.B, 8.19%, 11/10/26 .... 1,111 1,092
FW1876658.UP.FTS.B, 27.58%, 11/11/26 . 703 694
FW1995006.UP.FTS.B, 10.93%, 11/15/26 . 1,907 1,878
L2073684.UP.FTS.B, 7.58%, 11/18/26 .... 1,347 1,326
L2073150.UP.FTS.B, 9.42%, 11/18/26 .... 2,237 2,202
L2071865.UP.FTS.B, 10.09%, 11/18/26 ... 1,079 1,064
L2074643.UP.FTS.B, 10.22%, 11/18/26 ... 2,859 2,820
L2072338.UP.FTS.B, 10.5%, 11/18/26 .... 1,089 1,072
L2075077.UP.FTS.B, 11.07%, 11/18/26 ... 440 434
L2073949.UP.FTS.B, 13.85%, 11/18/26 ... 775 764
L2070587.UP.FTS.B, 14.32%, 11/18/26 ... 1,248 1,235
L2074701.UP.FTS.B, 14.63%, 11/18/26 ... 1,003 993
FW2075148.UP.FTS.B, 14.93%, 11/18/26 . 632 625
FW2072823.UP.FTS.B, 15.21%, 11/18/26 . 362 357
L1995487.UP.FTS.B, 15.52%, 11/18/26 ... 800 790
L2074846.UP.FTS.B, 15.74%, 11/18/26 ... 2,402 2,377
L2073860.UP.FTS.B, 16.19%, 11/18/26 ... 258 255
L2071149.UP.FTS.B, 16.73%, 11/18/26 ... 3,988 3,947
FW2075122.UP.FTS.B, 17.19%, 11/18/26 . 658 651
FW2075299.UP.FTS.B, 17.67%, 11/18/26 . 664 657
L2069944.UP.FTS.B, 18.01%, 11/18/26 ... 1,952 1,608
L2074700.UP.FTS.B, 18.17%, 11/18/26 ... 1,090 1,079
FW2074803.UP.FTS.B, 18.88%, 11/18/26 . 2,121 2,099
FW2074495.UP.FTS.B, 19.61%, 11/18/26 . 1,522 1,360
L2074954.UP.FTS.B, 19.66%, 11/18/26 ... 955 943
L2072694.UP.FTS.B, 20.25%, 11/18/26 ... 574 567
b
L2071378.UP.FTS.B, 20.26%, 11/18/26 ... 2,315 167
FW2070300.UP.FTS.B, 20.46%, 11/18/26 . 1,780 1,756
L2073048.UP.FTS.B, 20.74%, 11/18/26 ... 876 865
L2073994.UP.FTS.B, 21.04%, 11/18/26 ... 880 869
L2073707.UP.FTS.B, 22.91%, 11/18/26 ... 511 504

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2074779.UP.FTS.B, 22.95%, 11/18/26 ... $ 1,829 $ 1,805
L2073694.UP.FTS.B, 22.99%, 11/18/26 ... 994 981
b
L2075061.UP.FTS.B, 23.07%, 11/18/26 ... 2,402 72
L2073355.UP.FTS.B, 23.21%, 11/18/26 ... 912 900
b
L2074657.UP.FTS.B, 23.23%, 11/18/26 ... 1,212 88
FW2073759.UP.FTS.B, 25.15%, 11/18/26 . 232 228
L2075204.UP.FTS.B, 25.29%, 11/18/26 ... 926 914
L2070733.UP.FTS.B, 25.4%, 11/18/26 .... 590 582
FW2074102.UP.FTS.B, 27.44%, 11/18/26 . 497 491
FW2074265.UP.FTS.B, 29.67%, 11/18/26 . 1,722 1,700
FW2072059.UP.FTS.B, 30.46%, 11/18/26 . 759 749
FW2072695.UP.FTS.B, 30.47%, 11/18/26 . 206 203
FW2074713.UP.FTS.B, 31.25%, 11/18/26 . 1,971 1,591
L2070082.UP.FTS.B, 8.09%, 11/19/26 .... 2,767 2,723
L2074195.UP.FTS.B, 15.15%, 11/24/26 ... 1,593 1,571
L2217859.UP.FTS.B, 8.75%, 12/09/26 .... 3,198 3,143
L2214639.UP.FTS.B, 9.77%, 12/09/26 .... 1,384 1,360
FW2216190.UP.FTS.B, 12.02%, 12/09/26 . 851 838
L2214819.UP.FTS.B, 13.75%, 12/09/26 ... 1,031 1,015
FW2215838.UP.FTS.B, 16.38%, 12/09/26 . 1,468 1,450
L2217548.UP.FTS.B, 17.23%, 12/09/26 ... 2,807 2,772
L2217603.UP.FTS.B, 17.91%, 12/09/26 ... 1,043 1,030
L2217227.UP.FTS.B, 18.97%, 12/09/26 ... 2,125 2,091
L2213701.UP.FTS.B, 19.91%, 12/09/26 ... 695 251
L2215303.UP.FTS.B, 20.05%, 12/09/26 ... 1,376 1,352
L2215373.UP.FTS.B, 20.25%, 12/09/26 ... 198 195
FW2214210.UP.FTS.B, 20.55%, 12/09/26 . 993 977
FW2215010.UP.FTS.B, 21.32%, 12/09/26 . 409 404
FW2215319.UP.FTS.B, 21.51%, 12/09/26 . 818 804
L2213576.UP.FTS.B, 22.2%, 12/09/26 .... 700 689
L2217530.UP.FTS.B, 22.65%, 12/09/26 ... 931 914
L2214174.UP.FTS.B, 23.38%, 12/09/26 ... 141 139
FW2215830.UP.FTS.B, 23.46%, 12/09/26 . 230 226
L2218003.UP.FTS.B, 23.87%, 12/09/26 ... 213 209
L2216002.UP.FTS.B, 24.2%, 12/09/26 .... 1,050 1,032
FW2214164.UP.FTS.B, 24.23%, 12/09/26 . 7,443 7,327
L2217516.UP.FTS.B, 24.76%, 12/09/26 ... 300 295
L2215557.UP.FTS.B, 25.29%, 12/09/26 ... 494 486
L2213659.UP.FTS.B, 25.4%, 12/09/26 .... 821 806
L2214897.UP.FTS.B, 25.44%, 12/09/26 ... 3,533 3,473
L2216607.UP.FTS.B, 25.48%, 12/09/26 ... 647 636
L2218260.UP.FTS.B, 25.7%, 12/09/26 .... 1,428 1,403
FW2217960.UP.FTS.B, 30.51%, 12/09/26 . 1,436 506
FW2217757.UP.FTS.B, 30.55%, 12/09/26 . 787 774
FW2216633.UP.FTS.B, 30.84%, 12/09/26 . 235 231
FW2217843.UP.FTS.B, 31.21%, 12/09/26 . 242 199
FW2217138.UP.FTS.B, 32.58%, 12/09/26 . 917 903
FW2219336.UP.FTS.B, 7.29%, 12/10/26 .. 1,191 1,173
L2220935.UP.FTS.B, 8.04%, 12/10/26 .... 1,733 1,704
L2220551.UP.FTS.B, 8.19%, 12/10/26 .... 348 342
FW2222412.UP.FTS.B, 10.49%, 12/10/26 . 165 162
L2220260.UP.FTS.B, 12.23%, 12/10/26 ... 8,546 8,415
L2221255.UP.FTS.B, 13.17%, 12/10/26 ... 1,322 1,302
L2220245.UP.FTS.B, 13.24%, 12/10/26 ... 4,634 4,564
L2221936.UP.FTS.B, 13.59%, 12/10/26 ... 1,124 1,107
L2211103.UP.FTS.B, 13.86%, 12/10/26 ... 2,350 2,314
L2221548.UP.FTS.B, 14.74%, 12/10/26 ... 179 177
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2194261.UP.FTS.B, 15.71%, 12/10/26 ... $ 1,732 $ 1,710
FW2221538.UP.FTS.B, 17.36%, 12/10/26 . 3,003 2,967
L2219356.UP.FTS.B, 17.56%, 12/10/26 ... 2,021 1,996
L2220037.UP.FTS.B, 17.77%, 12/10/26 ... 606 599
b
L2210120.UP.FTS.B, 18.97%, 12/10/26 ... 884 156
FW2219505.UP.FTS.B, 19.04%, 12/10/26 . 4,573 4,502
L2221919.UP.FTS.B, 19.66%, 12/10/26 ... 1,095 1,078
L2221739.UP.FTS.B, 19.78%, 12/10/26 ... 1,764 1,734
L2221097.UP.FTS.B, 19.86%, 12/10/26 ... 338 333
L2221612.UP.FTS.B, 20.59%, 12/10/26 ... 2,412 2,369
L2222012.UP.FTS.B, 21.64%, 12/10/26 ... 663 651
FW2220653.UP.FTS.B, 22.15%, 12/10/26 . 1,286 1,263
FW2220221.UP.FTS.B, 22.46%, 12/10/26 . 1,436 1,412
L2220670.UP.FTS.B, 23.96%, 12/10/26 ... 97 95
FW2214196.UP.FTS.B, 23.98%, 12/10/26 . 1,315 1,293
L2219719.UP.FTS.B, 24.34%, 12/10/26 ... 43 42
FW2222025.UP.FTS.B, 24.95%, 12/10/26 . 2,192 2,155
b
L2222196.UP.FTS.B, 25.5%, 12/10/26 .... 840 154
L2222524.UP.FTS.B, 25.5%, 12/10/26 .... 582 572
FW2219378.UP.FTS.B, 27.07%, 12/10/26 . 2,800 2,754
FW2220064.UP.FTS.B, 27.61%, 12/10/26 . 501 492
FW2219847.UP.FTS.B, 28.03%, 12/10/26 . 1,274 1,252
FW2221547.UP.FTS.B, 28.78%, 12/10/26 . 796 783
FW2222054.UP.FTS.B, 29.08%, 12/10/26 . 1,827 1,798
FW2220353.UP.FTS.B, 29.92%, 12/10/26 . 222 218
FW2221564.UP.FTS.B, 30.28%, 12/10/26 . 909 689
FW2221531.UP.FTS.B, 30.36%, 12/10/26 . 817 803
FW2221439.UP.FTS.B, 30.5%, 12/10/26 .. 513 504
FW2216231.UP.FTS.B, 31.22%, 12/10/26 . 826 812
FW2218939.UP.FTS.B, 31.36%, 12/10/26 . 945 929
FW2219361.UP.FTS.B, 31.69%, 12/10/26 . 3,483 3,427
L2220687.UP.FTS.B, 23.72%, 12/11/26 ... 365 359
L1705964.UP.FTS.B, 25.31%, 12/13/26 ... 1,211 877
FW2221075.UP.FTS.B, 30.26%, 12/20/26 . 827 814
FW2220958.UP.FTS.B, 32.58%, 12/25/26 . 2,051 2,016
FW2217553.UP.FTS.B, 16.03%, 12/28/26 . 1,069 1,053
L1706122.UP.FTS.B, 26.74%, 1/13/27 .... 311 22
L1611722.UP.FTS.B, 19.13%, 1/23/27 .... 1,807 1,441
L1613957.UP.FTS.B, 19.33%, 1/24/27 .... 2,410 2,383
b
L1616477.UP.FTS.B, 19.45%, 1/24/27 .... 2,489 181
L1616362.UP.FTS.B, 23.47%, 1/24/27 .... 1,305 1,290
FW1613124.UP.FTS.B, 26.6%, 1/24/27 ... 4,721 4,669
L1619050.UP.FTS.B, 15.55%, 1/25/27 .... 799 792
FW1615921.UP.FTS.B, 28.4%, 1/25/27 ... 4,505 4,462
L1699552.UP.FTS.B, 17.37%, 2/13/27 .... 907 893
FW1705472.UP.FTS.B, 19.5%, 2/13/27 ... 2,803 939
L1706223.UP.FTS.B, 20.97%, 2/13/27 .... 3,206 3,154
L1706613.UP.FTS.B, 27.15%, 2/13/27 .... 2,602 1,757
L1611110.UP.FTS.B, 20.52%, 3/15/27 .... 6,201 6,135
FW1881398.UP.FTS.B, 18.35%, 3/19/27 .. 789 781
L1879248.UP.FTS.B, 19.71%, 3/19/27 .... 1,718 1,317
FW1880356.UP.FTS.B, 28.86%, 3/19/27 .. 724 715
FW1876421.UP.FTS.B, 26.08%, 3/27/27 .. 1,829 1,807
L1991593.UP.FTS.B, 11.07%, 4/08/27 .... 11,697 11,484
L1994627.UP.FTS.B, 11.81%, 4/08/27 .... 1,160 1,139
L1998298.UP.FTS.B, 13.53%, 4/08/27 .... 1,142 1,122
L1990886.UP.FTS.B, 17.65%, 4/08/27 .... 2,043 2,019

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
b
FW1993453.UP.FTS.B, 28.76%, 4/08/27 .. $ 7,478 $ 539
FW1988366.UP.FTS.B, 30.88%, 4/08/27 .. 1,747 1,719
FW1990513.UP.FTS.B, 31.11%, 4/08/27 .. 2,126 683
L2071590.UP.FTS.B, 16.75%, 4/18/27 .... 1,844 1,824
b
L2074108.UP.FTS.B, 16.87%, 4/18/27 .... 1,060 77
L2074570.UP.FTS.B, 18.15%, 4/18/27 .... 5,784 4,377
L2071288.UP.FTS.B, 18.9%, 4/18/27 .... 1,023 1,013
L2074593.UP.FTS.B, 18.9%, 4/18/27 .... 331 327
FW2075442.UP.FTS.B, 22.23%, 4/18/27 .. 2,242 2,211
L2073235.UP.FTS.B, 22.81%, 4/18/27 .... 2,117 2,088
L2074932.UP.FTS.B, 23.75%, 4/18/27 .... 3,412 1,053
b
L1989271.UP.FTS.B, 15.62%, 4/22/27 .... 5,091 368
FW1991256.UP.FTS.B, 25.07%, 4/22/27 .. 6,481 6,355
L1988372.UP.FTS.B, 13.34%, 4/23/27 .... 1,421 1,396
L1993049.UP.FTS.B, 14.87%, 4/23/27 .... 6,872 5,056
L2074730.UP.FTS.B, 20.02%, 5/01/27 .... 1,528 1,507
L2214144.UP.FTS.B, 11.27%, 5/09/27 .... 1,290 980
L2218508.UP.FTS.B, 20.09%, 5/09/27 .... 2,156 2,119
b
L2217598.UP.FTS.B, 23.52%, 5/09/27 .... 3,771 614
L2198465.UP.FTS.B, 24.17%, 5/09/27 .... 1,673 1,080
L2215729.UP.FTS.B, 25.13%, 5/09/27 .... 4,705 4,614
b
L2216524.UP.FTS.B, 25.42%, 5/09/27 .... 5,605 200
b
L2216795.UP.FTS.B, 26.15%, 5/09/27 .... 5,702 –
FW2218340.UP.FTS.B, 31.07%, 5/09/27 .. 3,755 2,396
L2221765.UP.FTS.B, 7.56%, 5/10/27 .... 2,254 2,208
L2211511.UP.FTS.B, 12.64%, 5/10/27 .... 17,845 10,435
L2218875.UP.FTS.B, 13.44%, 5/10/27 .... 4,268 4,195
L2221125.UP.FTS.B, 15.5%, 5/10/27 ..... 550 541
L2221797.UP.FTS.B, 19.44%, 5/10/27 .... 4,175 4,107
L2221701.UP.FTS.B, 19.55%, 5/10/27 .... 1,846 1,823
FW2219211.UP.FTS.B, 31.11%, 5/10/27 .. 2,324 1,477
FW1613781.UP.FTS.B, 20.91%, 6/24/27 .. 55 55
FW2219804.UP.FTS.B, 10.44%, 7/10/27 .. 1,792 131
L1704834.UP.FTS.B, 12.73%, 7/13/27 .... 1,694 1,668
FW1705037.UP.FTS.B, 26.99%, 7/13/27 .. 789 774
L1600527.UP.FTS.B, 20.35%, 7/24/27 .... 3,943 3,889
b
L1994793.UP.FTS.B, 11.1%, 9/08/27 ..... 3,953 672
FW1991474.UP.FTS.B, 24.66%, 9/08/27 .. 1,802 1,768
b
FW1998543.UP.FTS.B, 22.52%, 9/13/27 .. 7,186 1,171
L2073937.UP.FTS.B, 18.46%, 9/18/27 .... 3,536 3,501
L2217220.UP.FTS.B, 24.27%, 10/09/27 ... 2,669 1,473
FW2219137.UP.FTS.B, 32.32%, 10/10/27 . 3,366 237
FW2075115.UP.FTS.B, 29.25%, 10/18/27 . 1,242 88
450,766
Total Marketplace Loans (Cost
$7,176,776 ) .......................
$1,599,493
a
The rate shown represents the yield at period end.
b
Defaulted security or security for which income has been deemed uncollectible. See
Note 6.

Franklin Investors Securities Trust
Schedule of Investments (unaudited), April 30, 2026
Franklin Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At April 30, 2026 , the Fund had the following futures contracts outstanding. See Note 1 ( d ).
At April 30, 2026, the Fund had the following forward exchange contracts outstanding. See Note 1(d).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
Euro-Bobl .................................. Short 31 $ 4,200,435 6/08/26 $ 59,205
Euro-Bund ................................. Short 33 4,855,249 6/08/26 96,861
U.S. Treasury 10 Year Notes .................... Short 842 93,119,938 6/18/26 1,691,442
U.S. Treasury 10 Year Ultra Notes ................ Long 141 15,913,172 6/18/26 (96,039)
U.S. Treasury 2 Year Notes ..................... Long 1,532 317,315,500 6/30/26 (2,664,725)
U.S. Treasury 5 Year Notes ..................... Short 1,982 213,730,829 6/30/26 1,727,651
U.S. Treasury Long Bonds ..................... Long 84 9,478,875 6/18/26 (67,200)
U.S. Treasury Ultra Bonds ...................... Long 56 6,441,750 6/18/26 (183,183)
Total Futures Contracts ...................................................................... $564,012
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. JPHQ Buy 891,000 1,044,951 5/04/26 $ 772 $ —
Euro ............. JPHQ Sell 891,000 1,034,514 5/04/26 — (11,209)
Euro ............. JPHQ Sell 2,745,000 3,187,739 5/26/26 — (37,359)
Euro ............. JPHQ Sell 5,262,000 6,197,400 7/13/26 2,856 (1,083)
Total Forward Exchange Contracts ................................................... $3,628 $(49,651)
Net unrealized appreciation (depreciation) ............................................ $(46,023)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

At April 30, 2026 , the Fund had the following credit default swap contracts outstanding. See Note 1 ( d ).
See Note 10 regarding other derivative information.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
Centrally Cleared Swap Contracts
Contracts to Buy Protection
c
Traded Index
iTraxx Europe
Main 45 .... (1.00)% Quarterly 6/20/31 75,360,000 EUR $ (1,815,635) $ (1,068,519) $ (747,116)
Contracts to Sell Protection
c,d
Traded Index
CDX.NA.HY.45 . 5.00% Quarterly 12/20/30 11,990,000 934,944 585,097 349,847
Non-
Investment
Grade
CDX.NA.HY.46 . 5.00% Quarterly 6/20/31 54,700,000 4,217,264 2,817,789 1,399,475
Non-
Investment
Grade
CDX.NA.IG.46 .. 1.00% Quarterly 6/20/31 86,780,000 1,924,042 1,329,518 594,524
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $5,260,615 $3,663,885 $1,596,730
OTC Swap Contracts
Contracts to Buy Protection
c
Traded Index
CDX.NA.HY.45 . (5.00)% Quarterly CITI 12/20/30 10,900,000 (1,657,891) (1,513,374) (144,517)
Contracts to Sell Protection
c,d
Traded Index
CDX.NA.HY.39 . 5.00% Quarterly JPHQ 12/20/27 16,900,000 1,305,426 390,583 914,843
Non-
Investment
Grade
CDX.NA.IG.41 .. 1.00% Quarterly CITI 12/20/28 31,300,000 283,040 (552,641) 835,681
Investment
Grade
Total OTC Swap Contracts .............................................. $(69,425) $(1,675,432) $1,606,007
Total Credit Default Swap Contracts .................................... $5,191,190 $ 1,988,453 $3,202,737
a
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
b
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
c
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
d
The fund enters contracts to sell protection to create a long credit position.
See Abbreviations on page 237 .

Franklin Investors Securities Trust
Financial Statements
Statements of Assets and Liabilities
April 30, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Floating Rate
Daily Access
Fund
Franklin Long
Duration Credit
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................ $2,387,787,213 $3,233,410,200 $1,179,121,825 $61,241,283
Cost - Non-controlled affiliates (Note 3 f and 11 ) 124,129,692 106,082,312 78,808,389 76,783
Value - Unaffiliated issuers ............... $2,825,346,944 $4,726,461,892 $1,104,120,472 $61,328,143
Value - Non-controlled affiliates (Note 3 f and 11 ) 124,129,692 106,082,312 78,808,389 76,783
Cash ................................. 7,673 2,178,486 8,293,531 4,613
Foreign currency, at value (cost $ – , $ – , $ 785,997
and $ – , respectively) ..................... — — 788,449 —
Receivables:
Investment securities sold ................ — — 11,869,596 356,270
Capital shares sold ..................... 1,042,919 1,491,871 1,198,324 7
Dividends and interest .................. 8,482,626 3,480,040 5,505,038 830,228
Unrealized appreciation on unfunded loan
commitments (Note 9 ) .................... — — 8,198 —
Total assets ....................... 2,959,009,854 4,839,694,601 1,210,591,997 62,596,044
Liabilities:
Payables:
Investment securities purchased ........... — 6,065,505 11,072,257 339,534
Capital shares redeemed ................ 2,595,083 3,443,205 3,036,035 267
Management fees ...................... 1,099,134 1,776,629 562,744 4,635
Distribution fees ....................... 227,259 882,438 200,550 —
Transfer agent fees ..................... 642,724 846,242 302,828 642
Professional fees ...................... 46,327 35,165 72,743 48,319
Trustees' fees and expenses .............. 1,345 1,037 2,184 15
Distributions to shareholders .............. — — 881,773 —
Unrealized depreciation on unfunded loan
commitments (Note 9 ) .................... — — 948 —
Accrued expenses and other liabilities ........ 98,635 111,877 92,963 28,446
Total liabilities ...................... 4,710,507 13,162,098 16,225,025 421,858
Net assets, at value .............. $2,954,299,347 $4,826,532,503 $1,194,366,972 $62,174,186
Net assets consist of:
Paid-in capital .......................... $2,422,458,699 $3,010,603,860 $1,865,721,590 $61,897,113
Total distributable earnings (losses) .......... 531,840,648 1,815,928,643 (671,354,618) 277,073
Net assets, at value .............. $2,954,299,347 $4,826,532,503 $1,194,366,972 $62,174,186

Franklin Investors Securities Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
April 30, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Floating Rate
Daily Access
Fund
Franklin Long
Duration Credit
Fund
Class A:
Net assets, at value .................... $1,001,311,556 $3,943,070,061 $836,604,206 $—
Shares outstanding ..................... 40,363,339 110,644,883 114,996,468 —
Net asset value per share
a ,b
............... $24.81 $35.64 $7.28 $—
Maximum offering price per share (net asset
value per share ÷ 94 .50% , 94 .50% , 97 .75 % and
— % , respectively)
b
..................... $26.25 $37.71 $7.45 $—
Class C:
Net assets, at value .................... $29,940,455 $104,411,257 $52,895,161 $—
Shares outstanding ..................... 1,245,644 2,954,401 7,268,869 —
Net asset value and maximum offering price per
share
a ,b
.............................. $24.04 $35.34 $7.28 $—
Class R:
Net assets, at value .................... $— $19,149,977 $— $—
Shares outstanding ..................... — 537,067 — —
Net asset value and maximum offering price per
share
b
............................... $— $35.66 $— $—
Class R6:
Net assets, at value .................... $129,587,419 $277,830,313 $104,891,845 $62,174,186
Shares outstanding ..................... 5,163,632 7,773,902 14,394,618 6,296,865
Net asset value and maximum offering price per
share
b
............................... $25.10 $35.74 $7.29 $9.87
Advisor Class:
Net assets, at value .................... $1,793,459,917 $482,070,895 $199,975,760 $—
Shares outstanding ..................... 72,291,056 13,494,846 27,470,714 —
Net asset value and maximum offering price per
share
b
............................... $24.81 $35.72 $7.28 $—
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Investors Securities Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
April 30, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Low
Duration Total
Return Fund
Franklin Low
Duration U.S.
Government
Securities Fund
Franklin
Managed
Income Fund
Franklin Total
Return Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................ $1,812,480,014 $369,590,088 $2,864,146,648 $3,540,747,109
Cost - Non-controlled affiliates (Note 3 f ) ..... 71,046,914 29,296,467 50,868,531 36,394,175
Value - Unaffiliated issuers ............... $1,800,889,649 $367,296,963 $3,400,357,306 $3,438,766,004
Value - Non-controlled affiliates (Note 3 f ) ..... 71,046,914 29,296,467 50,868,531 36,394,175
Cash ................................. 955,934 11,607 69,115 384,241
Foreign currency, at value (cost $ 94,926 , $ – ,
$ 43,159 and $ 42,266 , respectively) .......... 96,010 — 43,342 42,266
Receivables:
Investment securities sold ................ 1,401,163 1,412,977 — 2,507,747
Capital shares sold ..................... 933,857 95,376 1,478,230 981,953
Dividends and interest .................. 10,391,436 2,564,718 18,278,361 24,285,624
European Union tax reclaims (Note 1 j ) ...... — — 508,205 —
Deposits with brokers for:
OTC derivative contracts ............... 680,000 — — 1,450,000
TBA transactions .................... — — — 3,117,991
Futures contracts ..................... 3,157,838 558,419 — 3,783,812
Variation margin on futures contracts ........ 370,064 78,982 — —
Variation margin on centrally cleared swap
contracts ............................ 156,748 — — 262,054
OTC swap contracts (upfront payments $ 298,864 ,
$ – , $ – and $ 918,327 , respectively) ........... 127,113 — — 390,583
Unrealized appreciation on OTC forward exchange
contracts .............................. 2,273 — — 3,628
Unrealized appreciation on OTC swap contracts . 620,789 — — 1,750,524
Total assets ....................... 1,890,829,788 401,315,509 3,471,603,090 3,514,120,602
Liabilities:
Payables:
Investment securities purchased ........... 27,220,597 19,939,911 — 53,868,412
Payable for purchases of TBA securities (Note
1 c ) ................................. — — — 585,547,745
Capital shares redeemed ................ 3,282,731 500,983 1,617,926 3,125,450
Management fees ...................... 356,576 50,570 1,561,682 719,225
Distribution fees ....................... 286,435 60,272 664,309 482,937
Transfer agent fees ..................... 414,430 120,608 679,029 863,538
Trustees' fees and expenses .............. 2,218 605 2,767 3,222
Distributions to shareholders .............. 109,741 39,897 — 108,495
Variation margin on futures contracts ........ — — — 224,668
OTC swap contracts (upfront receipts $ 1,085,381 ,
$ – , $ – and $ 2,615,677 , respectively ) ......... 866,197 — — 2,066,015
Unrealized depreciation on OTC swap contracts . 62,315 — — 144,517
Options written, at value (premiums received
$ 8,054 , $ – , $ – and $ 1,623,886 , respectively) ... 8,054 — — 1,738,003
Unrealized depreciation on OTC forward exchange
contracts .............................. — — — 49,651
Accrued expenses and other liabilities ........ 393,785 320,084 206,706 482,508
Total liabilities ...................... 33,003,079 21,032,930 4,732,419 649,424,386
Net assets, at value .............. $1,857,826,709 $380,282,579 $3,466,870,671 $2,864,696,216
Net assets consist of:
Paid-in capital .......................... $2,236,193,417 $550,188,589 $2,831,763,310 $3,713,456,607
Total distributable earnings (losses) .......... (378,366,708) (169,906,010) 635,107,361 (848,760,391)
Net assets, at value .............. $1,857,826,709 $380,282,579 $3,466,870,671 $2,864,696,216

Franklin Investors Securities Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
April 30, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Low
Duration Total
Return Fund
Franklin Low
Duration U.S.
Government
Securities Fund
Franklin
Managed
Income Fund
Franklin Total
Return Fund
Class A:
Net assets, at value .................... $1,319,604,143 $253,843,115 $2,986,566,503 $2,273,968,735
Shares outstanding ..................... 147,387,110 33,750,657 220,515,893 273,559,551
Net asset value per share
a ,b
............... $8.95 $7.52 $13.54 $8.31
Maximum offering price per share (net asset
value per share ÷ 97 .75% , 97 .75% , 94 .50 % and
96 .25% , respectively)
b
................... $9.16 $7.69 $14.33 $8.63
Class A1:
Net assets, at value .................... $— $39,329,829 $— $—
Shares outstanding ..................... — 5,231,053 — —
Net asset value per share
a ,b
............... $— $7.52 $— $—
Maximum offering price per share (net asset
value per share ÷ — % , 97 .75% , — % and — % ,
respectively)
b
......................... $— $7.69 $— $—
Class C:
Net assets, at value .................... $24,698,415 $8,569,816 $63,591,342 $16,809,675
Shares outstanding ..................... 2,772,125 1,140,398 4,748,119 2,039,859
Net asset value and maximum offering price per
share
a ,b
.............................. $8.91 $7.51 $13.39 $8.24
Class R:
Net assets, at value .................... $807,906 $— $2,913,329 $7,278,617
Shares outstanding ..................... 90,314 — 214,392 879,513
Net asset value and maximum offering price per
share
b
............................... $8.95 $— $13.59 $8.28
Class R6:
Net assets, at value .................... $372,803,166 $17,035,528 $195,941,032 $372,344,235
Shares outstanding ..................... 41,363,720 2,261,194 14,423,991 44,459,914
Net asset value and maximum offering price per
share
b
............................... $9.01 $7.53 $13.58 $8.37
Advisor Class:
Net assets, at value .................... $139,913,079 $61,504,291 $217,858,465 $194,294,954
Shares outstanding ..................... 15,540,251 8,169,450 16,039,895 23,229,628
Net asset value and maximum offering price per
share
b
............................... $9.00 $7.53 $13.58 $8.36
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Investors Securities Trust
Financial Statements
Statements of Operations
for the six months ended April 30, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Floating Rate
Daily Access
Fund
Franklin Long
Duration Credit
Fund
Investment income:
Dividends: (net of foreign taxes of $–, $253,122,
$– and $–, respectively)
Unaffiliated issuers ..................... $15,754,243 $45,325,058 $561,349 $—
Non-controlled affiliates (Note 3 f and 11 ) ..... 1,079,077 1,632,174 2,571,782 7,667
Interest:
Unaffiliated issuers:
Payment-in-kind ...................... — — 2,808,716 —
Paydown gain (loss) .................. — — 2,451,641 (441)
Paid in cash
a
........................ 16,789,682 — 42,980,276 1,768,502
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) .. (20,665) 2,734 (33,654) —
Non-controlled affiliates (Note 3 f ) .......... 31,415 1,413 104,842 —
Total investment income ................ 33,633,752 46,961,379 51,444,952 1,775,728
Expenses:
Management fees (Note 3 a ) ................ 6,791,426 10,604,438 3,706,720 93,700
Distribution fees: (Note 3c )
    Class A ............................. 1,227,707 4,706,470 1,110,102 —
    Class C ............................. 165,859 514,419 188,712 —
    Class R ............................. — 44,833 — —
Transfer agent fees: (Note 3e )
    Class A ............................. 494,963 1,592,356 477,101 —
    Class C ............................. 16,635 43,493 31,177 —
    Class R ............................. — 7,586 — —
    Class R6 ............................ 20,148 34,516 14,611 4,673
    Advisor Class ......................... 911,182 192,499 117,363 —
Custodian fees ......................... 7,679 11,339 651 184
Reports to shareholders fees ............... 69,100 99,711 36,888 4,636
Registration and filing fees ................. 84,776 148,422 75,046 12,810
Professional fees ........................ 47,147 36,899 66,690 37,640
Trustees' fees and expenses ............... 15,898 24,049 8,136 221
Other ................................. 30,126 60,194 24,016 7,609
Total expenses ...................... 9,882,646 18,121,224 5,857,213 161,473
Expenses waived/paid by affiliates (Note 3 f
and 3 g ) ........................... (50,737) (72,274) (99,080) (67,799)
Net expenses ...................... 9,831,909 18,048,950 5,758,133 93,674
Net investment income ............. 23,801,843 28,912,429 45,686,819 1,682,054

Franklin Investors Securities Trust
Financial Statements
Statements of Operations
(continued)
for the six months ended April 30, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Floating Rate
Daily Access
Fund
Franklin Long
Duration Credit
Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
*
Unaffiliated issuers ................... 97,827,713 340,521,063 (15,577,904) 208,223
Foreign currency transactions ............. — 3,310 32,082 —
Net realized gain (loss) ............... 97,827,713 340,524,373 (15,545,822) 208,223
Net change in unrealized appreciation
(depreciation) on:
Investments:
Unaffiliated issuers ................... 50,147,106 70,612,689 (18,475,334) (2,716,409)
Translation of other assets and liabilities
denominated in foreign currencies ........ — 15,593 2,450 —
Unfunded loan commitments (Note 9 ) ....... — — 6,860 —
Net change in unrealized appreciation
(depreciation) ...................... 50,147,106 70,628,282 (18,466,024) (2,716,409)
Net realized and unrealized gain (loss) ......... 147,974,819 411,152,655 (34,011,846) (2,508,186)
Net increase (decrease) in net assets resulting from
operations ............................... $171,776,662 $440,065,084 $11,674,973 $(826,132)

Franklin Investors Securities Trust
Financial Statements
Statements of Operations
(continued)
for the six months ended April 30, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Low
Duration Total
Return Fund
Franklin Low
Duration U.S.
Government
Securities Fund
Franklin
Managed
Income Fund
Franklin Total
Return Fund
Investment income:
Dividends: (net of foreign taxes of $–, $–,
$184,877 and $–, respectively)
Unaffiliated issuers ..................... $22,650 $— $23,397,315 $133,932
Non-controlled affiliates (Note 3 f ) .......... 1,458,048 377,948 522,245 1,097,750
Interest:
Unaffiliated issuers:
Paydown gain (loss) .................. 167,789 (770,134) 214,335 2,218,088
Paid in cash
a
........................ 42,318,575 9,151,934 45,749,960 67,147,349
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) .. (924) — 1,831 (1,690)
Non-controlled affiliates (Note 3 f ) .......... 5,729 — 6,414 3,060
Total investment income ................ 43,971,867 8,759,748 69,892,100 70,598,489
Expenses:
Management fees (Note 3 a ) ................ 4,930,712 944,818 9,319,675 7,174,156
Distribution fees: (Note 3c )
    Class A ............................. 1,677,725 318,029 3,647,174 2,910,891
    Class A1 ............................ — 19,873 — —
    Class C ............................. 82,654 28,744 332,477 59,213
    Class R ............................. 1,976 — 6,668 18,125
Transfer agent fees: (Note 3e )
    Class A ............................. 762,195 179,478 1,296,710 1,542,168
    Class A1 ............................ — 28,037 — —
    Class C ............................. 14,442 6,239 29,562 12,070
    Class R ............................. 449 — 1,185 4,800
    Class R6 ............................ 42,827 5,078 25,277 46,581
    Advisor Class ......................... 84,480 40,881 90,970 130,025
Custodian fees ......................... 5,213 1,024 8,797 9,411
Reports to shareholders fees ............... 78,824 19,728 91,150 136,262
Registration and filing fees ................. 75,322 55,744 54,964 64,407
Professional fees ........................ 66,841 106,761 50,516 76,334
Trustees' fees and expenses ............... 10,935 2,254 18,538 16,782
Marketplace lending fees (Note 1 i ) ........... 197,365 — — 186,011
Other ................................. 117,968 70,808 42,624 115,322
Total expenses ...................... 8,149,928 1,827,496 15,016,287 12,502,558
Expenses waived/paid by affiliates (Note 3 f
and 3 g ) ........................... (2,681,223) (367,407) (2,805) (2,822,291)
Net expenses ...................... 5,468,705 1,460,089 15,013,482 9,680,267
Net investment income ............. 38,503,162 7,299,659 54,878,618 60,918,222

Franklin Investors Securities Trust
Financial Statements
Statements of Operations
(continued)
for the six months ended April 30, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Low
Duration Total
Return Fund
Franklin Low
Duration U.S.
Government
Securities Fund
Franklin
Managed
Income Fund
Franklin Total
Return Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ................... (1,289,368) (330) 123,793,221 (18,133,497)
Written options ........................ 356,524 — — 2,987,775
Foreign currency transactions ............. 5,099 — 4,631 18,448
Forward exchange contracts .............. 205 — — 21,051
Futures contracts ...................... (986,499) (225,899) — (1,562,328)
TBA sale commitments .................. — — — 3,324,767
Swap contracts ........................ (12,001) — — 2,961,842
Net realized gain (loss) ............... (1,926,040) (226,229) 123,797,852 (10,381,942)
Net change in unrealized appreciation
(depreciation) on:
Investments:
Unaffiliated issuers ................... (6,765,685) 323,577 100,713,865 (31,002,742)
Translation of other assets and liabilities
denominated in foreign currencies ........ 6,907 — 7,340 (244,451)
Unfunded loan commitments (Note 9 ) ....... (301) — — (369)
Written options ........................ 29,952 — — (929,486)
Forward exchange contracts .............. 2,273 — — (75,754)
Futures contracts ...................... (2,899,157) (561,688) — 891,524
Swap contracts ........................ 833,717 — — (966,813)
Change in deferred tax benefit ............ — — — (95,813)
Net change in unrealized appreciation
(depreciation) ...................... (8,792,294) (238,111) 100,721,205 (32,423,904)
Net realized and unrealized gain (loss) ......... (10,718,334) (464,340) 224,519,057 (42,805,846)
Net increase (decrease) in net assets resulting from
operations ............................... $27,784,828 $6,835,319 $279,397,675 $18,112,376
*
Includes gains from redemption in-kind. See Note 13.
a
Includes amortization of premium and accretion of discount.

Franklin Investors Securities Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Convertible Securities Fund Franklin Equity Income Fund
Six Months Ended
April 30, 2026
(unaudited)
Year Ended
October 31, 2025
Six Months Ended
April 30, 2026
(unaudited)
Year Ended
October 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ............ $23,801,843 $42,530,644 $28,912,429 $62,961,604
Net realized gain (loss) ............ 97,827,713 262,763,454 340,524,373 387,555,870
Net change in unrealized appreciation
(depreciation) ................. 50,147,106 132,846,056 70,628,282 111,146,991
Net increase (decrease) in net
assets resulting from operations . 171,776,662 438,140,154 440,065,084 561,664,465
Distributions to shareholders:
Class A ........................ (84,181,182) (43,030,814) (314,251,086) (329,310,104)
Class C ........................ (2,903,593) (1,910,967) (8,359,672) (9,408,163)
Class R ........................ — — (1,464,387) (1,366,263)
Class R6 ....................... (10,697,364) (4,934,199) (22,323,088) (22,641,676)
Advisor Class ................... (158,575,548) (79,197,478) (38,443,574) (38,911,162)
Total distributions to shareholders ..... (256,357,687) (129,073,458) (384,841,807) (401,637,368)
Capital share transactions: (Note 2 )
Class A ........................ 27,962,100 (65,357,566) 182,576,925 146,975,507
Class C ........................ (5,933,373) (20,346,076) (1,752,760) (5,570,448)
Class R ........................ — — 1,673,982 1,965,232
Class R6 ....................... 7,596,661 12,598,175 18,952,323 25,253,919
Advisor Class ................... (25,377,240) 28,002,803 32,588,308 30,640,817
Total capital share transactions ....... 4,248,148 (45,102,664) 234,038,778 199,265,027
Net increase (decrease) in net
assets ..................... (80,332,877) 263,964,032 289,262,055 359,292,124
Net assets:
Beginning of period ................ 3,034,632,224 2,770,668,192 4,537,270,448 4,177,978,324
End of period ..................... $2,954,299,347 $3,034,632,224 $4,826,532,503 $4,537,270,448

Franklin Investors Securities Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Floating Rate Daily Access Fund Franklin Long Duration Credit Fund
Six Months Ended
April 30, 2026
(unaudited)
Year Ended
October 31, 2025
Six Months Ended
April 30, 2026
(unaudited)
Year Ended
October 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ............ $45,686,819 $104,334,092 $1,682,054 $3,947,442
Net realized gain (loss) ............ (15,545,822) (12,822,220) 208,223 122,705
Net change in unrealized appreciation
(depreciation) ................. (18,466,024) (14,205,652) (2,716,409) (473,715)
Net increase (decrease) in net
assets resulting from operations . 11,674,973 77,306,220 (826,132) 3,596,432
Distributions to shareholders:
Class A ........................ (35,317,100) (75,867,237) — —
Class C ........................ (2,192,707) (5,386,138) — —
Class R6 ....................... (4,926,314) (10,726,605) (1,768,212) (5,108,556)
Advisor Class ................... (8,989,397) (22,458,987) — —
Total distributions to shareholders ..... (51,425,518) (114,438,967) (1,768,212) (5,108,556)
Capital share transactions: (Note 2 )
Class A ........................ (94,120,248) 29,033,825 — —
Class C ........................ (9,540,626) (12,344,538) — —
Class R6 ....................... (28,755,171) 22,905,466 1,818,934 (22,847,675)
Advisor Class ................... (35,368,458) (23,648,782) — —
Total capital share transactions ....... (167,784,503) 15,945,971 1,818,934 (22,847,675)
Net increase (decrease) in net
assets ..................... (207,535,048) (21,186,776) (775,410) (24,359,799)
Net assets:
Beginning of period ................ 1,401,902,020 1,423,088,796 62,949,596 87,309,395
End of period ..................... $1,194,366,972 $1,401,902,020 $62,174,186 $62,949,596

Franklin Investors Securities Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Low Duration Total Return Fund
Franklin Low Duration U.S. Government
Securities Fund
Six Months Ended
April 30, 2026
(unaudited)
Year Ended
October 31, 2025
Six Months Ended
April 30, 2026
(unaudited)
Year Ended
October 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ............ $38,503,162 $83,500,945 $7,299,659 $16,521,285
Net realized gain (loss) ............ (1,926,040) (3,399,855) (226,229) (638,055)
Net change in unrealized appreciation
(depreciation) ................. (8,792,294) 18,444,929 (238,111) 2,574,950
Net increase (decrease) in net
assets resulting from operations . 27,784,828 98,546,019 6,835,319 18,458,180
Distributions to shareholders:
Class A ........................ (27,927,507) (58,098,431) (5,390,952) (12,261,744)
Class A1 ....................... — — (875,675) (2,056,299)
Class C ........................ (481,208) (1,133,566) (170,475) (408,878)
Class R ........................ (15,487) (22,592) — —
Class R6 ....................... (8,524,131) (18,671,430) (379,418) (918,647)
Advisor Class ................... (3,259,590) (7,500,124) (1,303,884) (2,873,122)
Total distributions to shareholders ..... (40,207,923) (85,426,143) (8,120,404) (18,518,690)
Capital share transactions: (Note 2 )
Class A ........................ (46,781,602) 16,049,499 (2,167,040) (3,511,473)
Class A1 ....................... — — (943,459) (3,602,675)
Class C ........................ (1,909,062) (6,213,968) (421,923) (903,879)
Class R ........................ 24,336 389,817 — —
Class R6 ....................... (16,762,177) (32,716,546) (250,252) (1,362,855)
Advisor Class ................... (19,164,207) (7,903,005) 4,990,424 1,224,381
Total capital share transactions ....... (84,592,712) (30,394,203) 1,207,750 (8,156,501)
Net increase (decrease) in net
assets ..................... (97,015,807) (17,274,327) (77,335) (8,217,011)
Net assets:
Beginning of period ................ 1,954,842,516 1,972,116,843 380,359,914 388,576,925
End of period ..................... $1,857,826,709 $1,954,842,516 $380,282,579 $380,359,914

Franklin Investors Securities Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Managed Income Fund Franklin Total Return Fund
Six Months Ended
April 30, 2026
(unaudited)
Year Ended
October 31, 2025
Six Months Ended
April 30, 2026
(unaudited)
Year Ended
October 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ............ $54,878,618 $116,467,107 $60,918,222 $124,323,013
Net realized gain (loss) ............ 123,797,852 43,298,407 (10,381,942) (38,487,800)
Net change in unrealized appreciation
(depreciation) ................. 100,721,205 22,171,637 (32,423,904) 94,515,445
Net increase (decrease) in net
assets resulting from operations . 279,397,675 181,937,151 18,112,376 180,350,658
Distributions to shareholders:
Class A ........................ (68,280,939) (164,085,760) (49,877,954) (100,973,853)
Class C ........................ (1,300,809) (4,009,700) (356,897) (816,163)
Class R ........................ (59,610) (143,688) (147,037) (282,176)
Class R6 ....................... (4,739,678) (10,993,532) (8,587,840) (17,446,189)
Advisor Class ................... (5,061,376) (11,438,775) (4,424,429) (8,810,200)
Total distributions to shareholders ..... (79,442,412) (190,671,455) (63,394,157) (128,328,581)
Capital share transactions: (Note 2 )
Class A ........................ (53,656,084) (140,262,368) (93,038,680) (162,056,756)
Class C ........................ (9,978,258) (25,109,595) (2,542,102) (5,533,944)
Class R ........................ 203,318 (227,037) (103,051) (226,097)
Class R6 ....................... (714,618) (1,783,777) (9,149,726) (15,594,842)
Advisor Class ................... 13,534,131 (10,308,269) (5,018,252) (2,439,033)
Total capital share transactions ....... (50,611,511) (177,691,046) (109,851,811) (185,850,672)
Net increase (decrease) in net
assets ..................... 149,343,752 (186,425,350) (155,133,592) (133,828,595)
Net assets:
Beginning of period ................ 3,317,526,919 3,503,952,269 3,019,829,808 3,153,658,403
End of period ..................... $3,466,870,671 $3,317,526,919 $2,864,696,216 $3,019,829,808

Franklin Investors Securities Trust

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Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Franklin Investors Securities Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of eight
separate funds (Funds). The Funds follow the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies (ASC 946) and
apply the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The classes of shares offered within each of the Funds are indicated below. Class
C shares automatically convert to Class A shares on a
monthly basis, after they have been held for 8 years. Each
class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
Class A, Class C, Class R6 & Advisor Class
Franklin Convertible Securities Fund
Franklin Floating Rate Daily Access Fund
Class A, Class C, Class R, Class R6 & Advisor Class
Franklin Equity Income Fund
Franklin Low Duration Total Return Fund
Franklin Managed Income Fund
Franklin Total Return Fund
Class A, Class R, Class R6 & Advisor Class
Franklin Long Duration Credit Fund
Class A, Class A1, Class C, Class R6 & Advisor Class
Franklin Low Duration U.S. Government Securities Fund
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities, exchange traded funds, and derivative
financial instruments listed on an exchange or on the
NASDAQ National Market System are valued at the last
quoted sale price or the official closing price of the day,
respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the
security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-
counter (OTC) securities are valued within the range of the
most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds' pricing services use
various techniques including industry standard option pricing models and proprietary discounted cash flow models to
determine the fair value of those instruments. The Funds' net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
Certain or all Funds may purchase securities on a when-
issued, forward commitment or delayed delivery and to-
be-announced (TBA) basis, with payment and delivery
scheduled for a future date. These transactions are subject
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
to market fluctuations and are subject to the risk that
the value at delivery may be more or less than the trade
date purchase price. Although the Funds will generally
purchase these securities with the intention of holding the
securities, they may sell the securities before the settlement date. Collateral has been pledged and/or received for open
TBA trades.
d. Derivative Financial Instruments
Certain or all Funds invested in derivative financial
instruments in order to manage risk or gain exposure to
various other investments or markets. Derivatives are
financial contracts based on an underlying or notional
amount, require no initial investment or an initial net
investment that is smaller than would normally be required
to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or
losses in excess of the amounts shown in the Statements of
Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the
period are included in the Statements of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives,
whenever possible, by entering into International Swaps
and Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Funds include failure
of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statements of Assets and Liabilities. Early termination by
the counterparty may result in an immediate payment by the
Funds of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange or at the broker and can be in the form of cash
and/or securities. For OTC derivatives traded under an
ISDA master agreement, posting of collateral is required by
either the Fund or the applicable counterparty if the total
net exposure of all OTC derivatives with the applicable
counterparty exceeds the minimum transfer amount, which
typically ranges from $100,000 to $250,000, and can vary
depending on the counterparty and the type of agreement.
Generally, collateral is determined at the close of Fund
business each day and any additional collateral required
due to changes in derivative values may be delivered by the
Fund or the counterparty the next business day, or within a
few business days. Collateral pledged and/or received by
the Fund for OTC derivatives, if any, is held in segregated
accounts with the Fund's custodian/counterparty broker and
can be in the form of cash and/or securities. Unrestricted
cash may be invested according to the Funds' investment
objectives. To the extent that the amounts due to the Fund
from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
Certain or all Funds entered into exchange traded futures
contracts primarily to manage and/or gain exposure to
interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a
specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is
accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities. Futures contracts
outstanding at period end, if any, are listed in the Funds'
Schedules of Investments.
1. Organization and Significant Accounting Policies
(continued)
c. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Certain or all Funds entered into OTC forward exchange
contracts primarily to manage and/or gain exposure to
certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or
sell a foreign currency at a specific exchange rate on a future date. Forward exchange contracts outstanding at period end,
if any, are listed in the Funds' Schedules of Investments.
Certain or all Funds entered into credit default swap
contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the
Fund and a counterparty whereby the buyer of the contract
receives credit protection and the seller of the contract
guarantees the credit worthiness of a referenced debt
obligation. These agreements may be privately negotiated in
the over-the-counter market (OTC credit default swaps) or
may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may be a
single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap
contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional
amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount.
For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in
fair value is accounted for as a variation margin payable
or receivable in the Statements of Assets and Liabilities.
Over the term of the contract, the buyer pays the seller
a periodic stream of payments, provided that no event of
default has occurred. Such periodic payments are accrued
daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront
payments and receipts are reflected in the Statements of
Assets and Liabilities and represent compensating factors
between stated terms of the credit default swap agreement
and prevailing market conditions (credit spreads and other
relevant factors). These upfront payments and receipts are
amortized over the term of the contract as a realized gain
or loss in the Statements of Operations. Credit default swap contracts outstanding at period end, if any, are listed in the
Funds' Schedules of Investments.
Certain or all Funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty
to exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statements of Assets
and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are
accrued daily and recorded as unrealized appreciation or
depreciation until the payments are made, at which time
they are realized. Interest rate swap contracts outstanding
at period end, if any, are listed in the Funds' Schedules of
Investments.
Certain or all Funds entered into OTC total return swap
contracts primarily to manage and/or gain exposure to
interest rate and credit risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a
counterparty to exchange a return linked to an underlying
instrument for a floating or fixed rate payment, both based
upon a notional amount. Over the term of the contract,
contractually required payments to be paid or received are
accrued daily and recorded as unrealized appreciation or
depreciation until the payments are made, at which time
they are recognized as realized gain or loss. Total return
swap contracts outstanding at period end, if any, are listed in the Funds' Schedules of Investments.
Certain or all Funds purchased or wrote exchange
traded and/or OTC option contracts primarily to manage and/
or gain exposure to equity volatility, foreign exchange rate and credit risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an
asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to close
the position is recorded as a realized gain or loss. Option
contracts outstanding at period end, if any, are listed in the
Funds' Schedules of Investments.
See Note 10  regarding other derivative information.
e. Equity-Linked Securities
Certain or all Funds invest in equity-linked securities.
Equity-linked securities are hybrid financial instruments
that generally combine both debt and equity characteristics
into a single note form. Income received from equity-linked
securities is recorded as realized gains in the Statements
of Operations and may be based on the performance of
an underlying equity security, an equity index, or an option position. The risks of investing in equity-linked securities include unfavorable price movements in the underlying
security and the credit risk of the issuing financial institution.
There may be no guarantee of a return of principal with
equity-linked securities and the appreciation potential may
be limited. Equity-linked securities may be more volatile and less liquid than other investments held by the Funds.
f. Securities Lending
Certain or all Funds participate in an agency based
securities lending program to earn additional income. The
Fund receives collateral in the form of cash and/or U.S.
Government and Agency securities against the loaned
securities in an amount equal to at least 102% of the fair
value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the
fair value of loaned securities, as determined at the close of
Fund business each day; any additional collateral required
due to changes in security values is delivered to the Fund
on the next business day. Any cash collateral received is
deposited into a joint cash account with other funds and is
used to invest in a money market fund managed by Franklin
Advisers, Inc., an affiliate of the Funds. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statements of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on
its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market
using the collateral received. The securities lending agent
has agreed to indemnify the Fund in the event of default
by a third party borrower. Securities on loan outstanding
at period end, if any, are listed in the Funds' Schedules of
Investments.
g. Mortgage Dollar Rolls
Certain or all Funds enter into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements
between the Fund and a financial institution where the Fund
sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase
(or sell) substantially similar (same type, coupon, and
maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale
price is recorded as an unrealized gain or loss to the Fund
upon entering into the mortgage dollar roll. In addition, the
Fund may invest the cash proceeds that are received from
the initial sale. During the period between the sale and
repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in
mortgage dollar rolls are accounted for as purchases and
sales and may result in an increase to the Fund's portfolio
turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

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h. Senior Floating Rate Interests
Certain or all Funds invest in senior secured corporate
loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These
base lending rates are generally the prime rate offered by a designated U.S. bank or the Secured Overnight Financing
Rate (SOFR). Senior secured corporate loans often require
prepayment of principal from excess cash flows or at the
discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Funds invest are generally
readily marketable, but may be subject to certain restrictions on resale.
i. Marketplace Lending
Certain or all Funds invest in loans obtained through
marketplace lending. Marketplace lending, sometimes
referred to as peer-to-peer lending, is a method of financing in which a platform facilitates the borrowing and lending of money. It is considered an alternative to more traditional
forms of debt financing. Prospective borrowers are required
to provide certain financial information to the platform,
including, but not limited to, the intended purpose of the
loan, income, employment information, credit score, debt-
to-income ratio, credit history (including defaults and
delinquencies) and home ownership status. Based on this
and other information, the platform assigns its own credit
rating to the borrower and sets the interest rate for the
requested loan. The platform then posts the borrowing
requests online, giving investors the opportunity to purchase the loans based on factors such as the interest rates and
expected yields of the loans, the borrower background data,
and the credit rating assigned by the platform.
When the Funds invest in these loans, they usually purchase
all rights, title and interest in the loans pursuant to a loan purchase agreement directly from the platform. The platform
or a third-party servicer typically continues to service the loans, collecting payments and distributing them to the
Funds, less any servicing fees assessed. The servicer is
typically responsible for taking actions against a borrower
in the event of a default on the loan. Servicing fees, along with other administration fees, are included in marketplace
lending fees in the Statements of Operations. The Funds,
as investors in a loan, would be entitled to receive payment only from the borrower and would not be able to recover
any deficiency from the platform, except under very narrow
circumstances. The loans in which the Funds may invest are
unsecured.
j. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if
any, are recorded based on the tax regulations and rates
that exist in the foreign markets in which the Funds invest.
In some cases, the Funds may be entitled to reclaim all or
a portion of such taxes, and such reclaim amounts, if any,
are reflected as a dividend receivable in the Statements of
Assets and Liabilities and dividend income in the Statements of Operations. In many cases, however, the Funds may
not receive such amounts for an extended period of time,
depending on the country of investment. When a capital gain
tax is determined to apply, certain or all Funds record an
estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, certain or all Funds filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). Income recognized, if any, for
EU reclaims is reflected as other income in the Statements
of Operations and any related receivable, if any, is reflected as European Union tax reclaims in the Statements of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statements of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Funds, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns.
1. Organization and Significant Accounting Policies
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of April 30, 2026, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). The Funds' federal and state income and federal
excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state
departments of revenue.
k. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded separately on the Statements of Operations.
Certain or all Funds may receive other income from
investments in senior secured corporate loans or unfunded
commitments, including amendment fees, consent fees or
commitment fees. These fees are recorded as income when
received by the Fund. Facility fees are recognized as income over the expected term of the loan. Dividend income and
realized gain distributions are recorded on the ex-dividend
date except for certain dividends from securities where the
dividend rate is not available. In such cases, the dividend
is recorded as soon as the information is received by the
Funds. Dividends from net investment income are normally
declared daily; these dividends may be reinvested or paid
monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-
dividend date. For Franklin Convertible Securities Fund and
Franklin Equity Income Fund, distributions to shareholders
are recorded on the ex-dividend date. The Franklin Managed
Income Fund employs a managed distribution policy. Under
this policy, the fund will distribute level monthly distributions in any given year regardless of the performance of the fund;
however, the twelfth monthly payment may be greater than
the initially anticipated amount if additional income or capital gains are required to be distributed. These distributions
may include income and capital gains generated by the
Fund, as well as a possible return of capital component, if
necessary, to meet the annual distribution rate. The annual
payout rate may be adjusted higher or lower from year to
year in response to market conditions. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Net investment income, excluding class specific expenses,
is allocated daily to each class of shares based upon the
relative value of the settled shares of each class. Realized and unrealized gains and losses are allocated daily to each
class of shares based upon the relative proportion of net
assets of each class. Differences in per share distributions by class are generally due to differences in class specific
expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as interest
income in the Statements of Operations.
l. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)
j. Income and Deferred Taxes
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
m. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At April 30, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Funds' shares were as follows:
Franklin Convertible Securities
Fund Franklin Equity Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended April 30, 2026
Shares sold
a
................................... 1,563,527 $38,227,916 5,610,418 $194,098,477
Shares issued in reinvestment of distributions .......... 3,263,417 78,615,416 9,238,024 308,246,982
Shares redeemed ............................... (3,638,184) (88,881,232) (9,274,461) (319,768,534)
Net increase (decrease) .......................... 1,188,760 $27,962,100 5,573,981 $182,576,925
Year ended October 31, 2025
Shares sold
a
................................... 2,111,639 $50,289,174 10,255,525 $337,216,340
Shares issued in reinvestment of distributions .......... 1,725,218 40,291,558 10,250,656 322,859,467
Shares redeemed ............................... (6,606,360) (155,938,298) (15,689,154) (513,100,300)
Net increase (decrease) .......................... (2,769,503) $(65,357,566) 4,817,027 $146,975,507
Class C
Class C Shares:
Six Months ended April 30, 2026
Shares sold ................................... 74,741 $1,780,203 218,522 $7,493,737
Shares issued in reinvestment of distributions .......... 122,737 2,869,919 249,916 8,276,386
Shares redeemed
a
.............................. (445,872) (10,583,495) (510,006) (17,522,883)
Net increase (decrease) .......................... (248,394) $(5,933,373) (41,568) $(1,752,760)
Year ended October 31, 2025
Shares sold ................................... 52,292 $1,221,149 466,382 $15,262,956
Shares issued in reinvestment of distributions .......... 83,863 1,897,651 298,737 9,320,997
Shares redeemed
a
.............................. (1,026,094) (23,464,876) (926,729) (30,154,401)
Net increase (decrease) .......................... (889,939) $(20,346,076) (161,610) $(5,570,448)
Class R
1. Organization and Significant Accounting Policies
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Convertible Securities
Fund Franklin Equity Income Fund
Shares Amount Shares Amount
Class R Shares:
Six Months ended April 30, 2026
Shares sold ................................... — $— 37,862 $1,322,666
Shares issued in reinvestment of distributions .......... — — 43,373 1,448,233
Shares redeemed ............................... — — (31,451) (1,096,917)
Net increase (decrease) .......................... — $— 49,784 $1,673,982
Year ended October 31, 2025
Shares sold ................................... — $— 109,458 $3,639,311
Shares issued in reinvestment of distributions .......... — — 42,865 1,350,801
Shares redeemed ............................... — — (92,221) (3,024,880)
Net increase (decrease) .......................... — $— 60,102 $1,965,232
Class R6
Class R6 Shares:
Six Months ended April 30, 2026
Shares sold ................................... 460,542 $11,446,673 3,655,614 $127,757,913
Shares issued in reinvestment of distributions .......... 408,516 9,951,441 537,975 17,992,145
Shares redeemed in-kind (Note 13) .................. — — (2,708,496) (94,407,251)
Shares redeemed ............................... (555,809) (13,801,453) (940,655) (32,390,484)
Net increase (decrease) .......................... 313,249 $7,596,661 544,438 $18,952,323
Year ended October 31, 2025
Shares sold ................................... 1,258,860 $30,030,292 1,808,570 $59,467,829
Shares issued in reinvestment of distributions .......... 194,936 4,608,281 576,519 18,218,607
Shares redeemed ............................... (920,880) (22,040,398) (1,587,327) (52,432,517)
Net increase (decrease) .......................... 532,916 $12,598,175 797,762 $25,253,919
Advisor Class
Advisor Class Shares:
Six Months ended April 30, 2026
Shares sold ................................... 6,229,249 $151,897,832 1,470,344 $51,061,113
Shares issued in reinvestment of distributions .......... 5,591,395 134,662,986 1,114,090 37,248,584
Shares redeemed ............................... (12,809,425) (311,938,058) (1,613,168) (55,721,389)
Net increase (decrease) .......................... (988,781) $(25,377,240) 971,266 $32,588,308
Year ended October 31, 2025
Shares sold ................................... 20,459,050 $478,871,632 3,038,857 $99,989,776
Shares issued in reinvestment of distributions .......... 2,846,478 66,548,441 1,181,445 37,320,806
Shares redeemed ............................... (22,238,808) (517,417,270) (3,249,035) (106,669,765)
Net increase (decrease) .......................... 1,066,720 $28,002,803 971,267 $30,640,817
2. Shares of Beneficial Interest
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Floating Rate Daily
Access Fund
Franklin Long Duration Credit
Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended April 30, 2026
Shares sold
a
................................... 11,139,997 $82,069,820 — $—
Shares issued in reinvestment of distributions .......... 4,480,944 32,923,310 — —
Shares redeemed ............................... (28,394,981) (209,113,378) — —
Net increase (decrease) .......................... (12,774,040) $(94,120,248) — $—
Year ended October 31, 2025
Shares sold
a
................................... 36,567,321 $277,709,583 — $—
Shares issued in reinvestment of distributions .......... 9,457,977 71,769,993 — —
Shares redeemed ............................... (42,349,434) (320,445,751) — —
Net increase (decrease) .......................... 3,675,864 $29,033,825 — $—
Class C
Class C Shares:
Six Months ended April 30, 2026
Shares sold ................................... 565,697 $4,175,876 — $—
Shares issued in reinvestment of distributions .......... 286,838 2,108,330 — —
Shares redeemed
a
.............................. (2,148,658) (15,824,832) — —
Net increase (decrease) .......................... (1,296,123) $(9,540,626) — $—
Year ended October 31, 2025
Shares sold ................................... 1,981,095 $15,084,772 — $—
Shares issued in reinvestment of distributions .......... 683,816 5,193,099 — —
Shares redeemed
a
.............................. (4,305,907) (32,622,409) — —
Net increase (decrease) .......................... (1,640,996) $(12,344,538) — $—
Class R6
Class R6 Shares:
Six Months ended April 30, 2026
Shares sold ................................... 866,025 $6,423,086 140,012 $1,425,412
Shares issued in reinvestment of distributions .......... 136,948 1,007,573 104,272 1,051,081
Shares redeemed ............................... (4,893,348) (36,185,830) (64,620) (657,559)
Net increase (decrease) .......................... (3,890,375) $(28,755,171) 179,664 $1,818,934
Year ended October 31, 2025
Shares sold ................................... 7,076,133 $53,925,345 221,798 $2,246,892
Shares issued in reinvestment of distributions .......... 296,158 2,251,145 235,224 2,364,772
Shares redeemed ............................... (4,384,990) (33,271,024) (2,719,716) (27,459,339)
Net increase (decrease) .......................... 2,987,301 $22,905,466 (2,262,694) $(22,847,675)
Advisor Class
2. Shares of Beneficial Interest
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Floating Rate Daily
Access Fund
Franklin Long Duration Credit
Fund
Shares Amount Shares Amount
Advisor Class Shares:
Six Months ended April 30, 2026
Shares sold ................................... 4,876,620 $36,048,682 — $—
Shares issued in reinvestment of distributions .......... 1,127,389 8,293,874 — —
Shares redeemed ............................... (10,799,701) (79,711,014) — —
Net increase (decrease) .......................... (4,795,692) $(35,368,458) — $—
Year ended October 31, 2025
Shares sold ................................... 19,664,229 $149,620,689 — $—
Shares issued in reinvestment of distributions .......... 2,718,944 20,634,956 — —
Shares redeemed ............................... (25,652,338) (193,904,427) — —
Net increase (decrease) .......................... (3,269,165) $(23,648,782) — $—
Franklin Low Duration Total
Return Fund
Franklin Low Duration U.S.
Government Securities Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended April 30, 2026
Shares sold
a
................................... 16,524,345 $148,806,093 4,237,456 $32,000,492
Shares issued in reinvestment of distributions .......... 3,002,571 27,016,511 681,424 5,142,782
Shares redeemed ............................... (24,730,269) (222,604,206) (5,206,415) (39,310,314)
Net increase (decrease) .......................... (5,203,353) $(46,781,602) (287,535) $(2,167,040)
Year ended October 31, 2025
Shares sold
a
................................... 41,562,429 $373,139,630 8,322,438 $62,821,530
Shares issued in reinvestment of distributions .......... 6,344,871 57,020,327 1,570,197 11,853,383
Shares redeemed ............................... (46,130,338) (414,110,458) (10,358,934) (78,186,386)
Net increase (decrease) .......................... 1,776,962 $16,049,499 (466,299) $(3,511,473)
Class A1
Class A1 Shares:
Six Months ended April 30, 2026
Shares sold ................................... — $— 195,370 $1,475,609
Shares issued in reinvestment of distributions .......... — — 110,020 830,162
Shares redeemed ............................... — — (430,641) (3,249,230)
Net increase (decrease) .......................... — $— (125,251) $(943,459)
Year ended October 31, 2025
Shares sold ................................... — $— 329,156 $2,484,895
Shares issued in reinvestment of distributions .......... — — 262,606 1,981,740
Shares redeemed ............................... — — (1,069,704) (8,069,310)
Net increase (decrease) .......................... — $— (477,942) $(3,602,675)
Class C
2. Shares of Beneficial Interest
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Low Duration Total
Return Fund
Franklin Low Duration U.S.
Government Securities Fund
Shares Amount Shares Amount
Class C Shares:
Six Months ended April 30, 2026
Shares sold ................................... 246,454 $2,206,247 282,004 $2,127,319
Shares issued in reinvestment of distributions .......... 52,398 469,286 22,192 167,345
Shares redeemed
a
.............................. (511,587) (4,584,595) (360,329) (2,716,587)
Net increase (decrease) .......................... (212,735) $(1,909,062) (56,133) $(421,923)
Year ended October 31, 2025
Shares sold ................................... 591,220 $5,280,978 459,755 $3,469,847
Shares issued in reinvestment of distributions .......... 124,677 1,114,971 54,027 407,624
Shares redeemed
a
.............................. (1,412,826) (12,609,917) (634,138) (4,781,350)
Net increase (decrease) .......................... (696,929) $(6,213,968) (120,356) $(903,879)
Class R
Class R Shares:
Six Months ended April 30, 2026
Shares sold ................................... 14,269 $128,390 — $—
Shares issued in reinvestment of distributions .......... 1,704 15,320 — —
Shares redeemed ............................... (13,273) (119,374) — —
Net increase (decrease) .......................... 2,700 $24,336 — $—
Year ended October 31, 2025
Shares sold ................................... 54,448 $488,971 — $—
Shares issued in reinvestment of distributions .......... 2,532 22,741 — —
Shares redeemed ............................... (13,550) (121,895) — —
Net increase (decrease) .......................... 43,430 $389,817 — $—
Class R6
Class R6 Shares:
Six Months ended April 30, 2026
Shares sold ................................... 3,837,719 $34,768,154 329,043 $2,485,416
Shares issued in reinvestment of distributions .......... 929,103 8,415,758 50,098 378,767
Shares redeemed ............................... (6,614,966) (59,946,089) (412,220) (3,114,435)
Net increase (decrease) .......................... (1,848,144) $(16,762,177) (33,079) $(250,252)
Year ended October 31, 2025
Shares sold ................................... 7,702,701 $69,595,736 555,736 $4,203,394
Shares issued in reinvestment of distributions .......... 2,071,847 18,742,440 121,382 918,237
Shares redeemed ............................... (13,397,695) (121,054,722) (857,536) (6,484,486)
Net increase (decrease) .......................... (3,623,147) $(32,716,546) (180,418) $(1,362,855)
Advisor Class
2. Shares of Beneficial Interest
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Low Duration Total
Return Fund
Franklin Low Duration U.S.
Government Securities Fund
Shares Amount Shares Amount
Advisor Class Shares:
Six Months ended April 30, 2026
Shares sold ................................... 1,770,196 $16,020,491 1,400,295 $10,569,019
Shares issued in reinvestment of distributions .......... 339,816 3,074,682 168,624 1,273,962
Shares redeemed ............................... (4,225,277) (38,259,380) (907,288) (6,852,557)
Net increase (decrease) .......................... (2,115,265) $(19,164,207) 661,631 $4,990,424
Year ended October 31, 2025
Shares sold ................................... 5,658,846 $51,068,079 4,944,436 $37,404,415
Shares issued in reinvestment of distributions .......... 779,968 7,048,339 375,698 2,839,016
Shares redeemed ............................... (7,309,257) (66,019,423) (5,158,422) (39,019,050)
Net increase (decrease) .......................... (870,443) $(7,903,005) 161,712 $1,224,381
Franklin Managed Income Fund Franklin Total Return Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended April 30, 2026
Shares sold
a
................................... 10,086,249 $133,853,119 12,487,243 $104,996,119
Shares issued in reinvestment of distributions .......... 5,016,080 66,421,503 5,813,279 48,827,960
Shares redeemed ............................... (19,174,056) (253,930,706) (29,371,418) (246,862,759)
Net increase (decrease) .......................... (4,071,727) $(53,656,084) (11,070,896) $(93,038,680)
Year ended October 31, 2025
Shares sold
a
................................... 18,037,162 $226,210,379 30,381,162 $252,076,843
Shares issued in reinvestment of distributions .......... 12,776,942 159,814,616 12,062,803 100,445,634
Shares redeemed ............................... (41,958,875) (526,287,363) (61,998,015) (514,579,233)
Net increase (decrease) .......................... (11,144,771) $(140,262,368) (19,554,050) $(162,056,756)
Class C
Class C Shares:
Six Months ended April 30, 2026
Shares sold ................................... 273,008 $3,596,228 196,610 $1,642,500
Shares issued in reinvestment of distributions .......... 97,713 1,278,488 41,549 346,044
Shares redeemed
a
.............................. (1,132,642) (14,852,974) (543,984) (4,530,646)
Net increase (decrease) .......................... (761,921) $(9,978,258) (305,825) $(2,542,102)
Year ended October 31, 2025
Shares sold ................................... 512,706 $6,360,139 286,721 $2,358,943
Shares issued in reinvestment of distributions .......... 318,420 3,936,446 97,668 806,174
Shares redeemed
a
.............................. (2,861,898) (35,406,180) (1,057,907) (8,699,061)
Net increase (decrease) .......................... (2,030,772) $(25,109,595) (673,518) $(5,533,944)
Class R
2. Shares of Beneficial Interest
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Managed Income Fund Franklin Total Return Fund
Shares Amount Shares Amount
Class R Shares:
Six Months ended April 30, 2026
Shares sold ................................... 18,584 $249,217 95,959 $804,324
Shares issued in reinvestment of distributions .......... 4,485 59,610 17,375 145,296
Shares redeemed ............................... (7,883) (105,509) (125,781) (1,052,671)
Net increase (decrease) .......................... 15,186 $203,318 (12,447) $(103,051)
Year ended October 31, 2025
Shares sold ................................... 9,700 $121,895 148,797 $1,227,194
Shares issued in reinvestment of distributions .......... 11,434 143,455 34,192 283,471
Shares redeemed ............................... (38,585) (492,387) (210,684) (1,736,762)
Net increase (decrease) .......................... (17,451) $(227,037) (27,695) $(226,097)
Class R6
Class R6 Shares:
Six Months ended April 30, 2026
Shares sold ................................... 1,440,183 $19,178,125 3,865,467 $32,737,392
Shares issued in reinvestment of distributions .......... 356,069 4,729,312 1,013,592 8,577,267
Shares redeemed ............................... (1,851,203) (24,622,055) (5,960,441) (50,464,385)
Net increase (decrease) .......................... (54,951) $(714,618) (1,081,382) $(9,149,726)
Year ended October 31, 2025
Shares sold ................................... 2,750,498 $34,599,468 8,272,851 $69,185,515
Shares issued in reinvestment of distributions .......... 873,714 10,959,678 2,075,063 17,408,500
Shares redeemed ............................... (3,763,825) (47,342,923) (12,226,437) (102,188,857)
Net increase (decrease) .......................... (139,613) $(1,783,777) (1,878,523) $(15,594,842)
Advisor Class
Advisor Class Shares:
Six Months ended April 30, 2026
Shares sold ................................... 2,090,473 $27,859,762 3,143,466 $26,601,430
Shares issued in reinvestment of distributions .......... 343,508 4,563,442 501,941 4,242,539
Shares redeemed ............................... (1,421,178) (18,889,073) (4,236,837) (35,862,221)
Net increase (decrease) .......................... 1,012,803 $13,534,131 (591,430) $(5,018,252)
Year ended October 31, 2025
Shares sold ................................... 2,962,287 $37,284,934 6,343,173 $52,926,653
Shares issued in reinvestment of distributions .......... 819,419 10,276,602 1,013,582 8,492,244
Shares redeemed ............................... (4,615,341) (57,869,805) (7,657,183) (63,857,930)
Net increase (decrease) .......................... (833,635) $(10,308,269) (300,428) $(2,439,033)
a
May include a portion of Class C shares that were automatically converted to Class A.
2. Shares of Beneficial Interest
(continued)

Franklin Investors Securities Trust
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3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Franklin Convertible Securities Fund and Franklin Equity Income Fund pay an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of each of the Funds as follows:
Franklin Floating Rate Daily Access Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Franklin Long Duration Credit Fund pays an investment management fee, calculated daily and paid monthly, to FT Institutional of 0.30% per year of the average daily net assets of the Fund.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Institutional, LLC (FT Institutional) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% Over $20 billion, up to and including $35 billion
0.355% Over $35 billion, up to and including $50 billion
0.350% In excess of $50 billion
Annualized Fee Rate Net Assets
0.650% Up to and including $500 million
0.550% Over $500 million, up to and including $1 billion
0.500% Over $1 billion, up to and including $1.5 billion
0.450% Over $1.5 billion, up to and including $6.5 billion
0.425% Over $6.5 billion, up to and including $11.5 billion
0.400% Over $11.5 billion, up to and including $16.5 billion
0.390% Over $16.5 billion, up to and including $19 billion
0.380% Over $19 billion, up to and including $21.5 billion
0.370% In excess of $21.5 billion

Franklin Investors Securities Trust
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Franklin Low Duration Total Return Fund and Franklin Total Return Fund pay an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of each of the Funds as follows:
Franklin Low Duration U.S. Government Securities Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Franklin Managed Income Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Annualized Fee Rate Net Assets
0.625% Up to and including $500 million
0.525% Over $500 million, up to and including $1 billion
0.480% Over $1 billion, up to and including $1.5 billion
0.435% Over $1.5 billion, up to and including $6.5 billion
0.415% Over $6.5 billion, up to and including $11.5 billion
0.400% Over $11.5 billion, up to and including $16.5 billion
0.390% Over $16.5 billion, up to and including $19 billion
0.380% Over $19 billion, up to and including $21.5 billion
0.370% In excess of $21.5 billion
Annualized Fee Rate Net Assets
0.500% Up to and including $5 billion
0.440% Over $5 billion, up to and including $10 billion
0.410% Over $10 billion, up to and including $15 billion
0.380% In excess of $15 billion
Annualized Fee Rate Net Assets
0.620% Up to and including $250 million
0.595% Over $250 million, up to and including $500 million
0.570% Over $500 million, up to and including $1 billion
0.545% Over $1 billion, up to and including $2.5 billion
0.520% Over $2.5 billion, up to and including $5 billion
0.495% Over $5 billion, up to and including $10 billion
0.470% Over $10 billion, up to and including $15 billion
0.445% Over $15 billion, up to and including $20 billion
0.420% In excess of $20 billion
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

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For the period ended April 30, 2026, each Fund's annualized gross effective investment management fee rate based on average daily net assets was as follows:
Under a subadvisory agreement, Advisers, an affiliate of FT Institutional, provides subadvisory services to Franklin Long
Duration Credit Fund. The subadvisory fee is paid by FT Institutional based on the Fund's average daily net assets, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds' average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A and A1 reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Floating Rate
Daily Access
Fund
Gross effective investment management fee rate ........ 0.461% 0.460% 0.577%
Franklin Long
Duration Credit
Fund
Franklin Low
Duration Total
Return Fund
Franklin Low
Duration U.S.
Government
Securities Fund
Gross effective investment management fee rate ........ 0.300% 0.520% 0.500%
Franklin
Managed
Income Fund
Franklin Total
Return Fund
Gross effective investment management fee rate ........ 0.551% 0.490%
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Floating Rate
Daily Access
Fund
Class A ............................... 0.25% 0.25% 0.25%
Class C ............................... 1.00% 1.00% 0.65%
Class R ............................... —% 0.50% —%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

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For Franklin Managed Income Fund, the Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:
Franklin Long
Duration Credit
Fund
Franklin Low
Duration Total
Return Fund
Franklin Low
Duration U.S.
Government
Securities Fund
Class A ............................... 0.25% 0.25% 0.25%
Class A1 .............................. —% —% 0.10%
Class C ............................... —% 0.65% 0.65%
Class R ............................... 0.50% 0.50% —%
Franklin
Managed
Income Fund
Franklin Total
Return Fund
Class A ............................... 0.35% 0.25%
Class C ............................... 1.00% 0.65%
Class R ............................... 0.50% 0.50%
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Floating Rate
Daily Access
Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $12,970 $263,434 $12,538
CDSC retained ........................... $3,267 $23,166 $93,011
Franklin Long
Duration Credit
Fund
Franklin Low
Duration Total
Return Fund
Franklin Low
Duration U.S.
Government
Securities Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $— $12,817 $1,008
CDSC retained ........................... $— $34,119 $2,003
Franklin
Managed
Income Fund
Franklin Total
Return Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $57,654 $25,808
CDSC retained ........................... $29,733 $20,241
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Funds based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the period ended April 30, 2026, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate. During the period ended April 30, 2026, investments in affiliated management investment companies were as follows:
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Floating Rate
Daily Access
Fund
Transfer agent fees ........................ $301,311 $565,039 $232,255
Franklin Long
Duration Credit
Fund
Franklin Low
Duration Total
Return Fund
Franklin Low
Duration U.S.
Government
Securities Fund
Transfer agent fees ........................ $4,746 $242,556 $101,243
Franklin
Managed
Income Fund
Franklin Total
Return Fund
Transfer agent fees ........................ $429,876 $386,592
3. Transactions with Affiliates
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Convertible Securities Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.593% ............ $49,034,508 $396,534,671 $(321,439,487) $— $— $124,129,692 124,129,692 $1,079,077
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.593% ............ $— $52,081,000 $(52,081,000) $— $— $— — $31,415
Total Affiliated Securities ... $49,034,508 $448,615,671 $(373,520,487) $— $— $124,129,692 $1,110,492
Franklin Equity Income Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.593% ............ $124,434,549 $634,921,228 $(653,273,465) $— $— $106,082,312 106,082,312 $1,632,174
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.593% ............ $— $7,935,000 $(7,935,000) $— $— $— — $1,413
Total Affiliated Securities ... $124,434,549 $642,856,228 $(661,208,465) $— $— $106,082,312 $1,633,587
Franklin Floating Rate Daily Access Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.593% ............ $131,025,960 $184,808,914 $(237,026,485) $— $— $78,808,389 78,808,389 $2,090,941
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.593% ............ $11,779,000 $46,536,000 $(58,315,000) $— $— $— — $104,842
Total Affiliated Securities ... $142,804,960 $231,344,914 $(295,341,485) $— $— $78,808,389 $2,195,783
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Long Duration Credit Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.593% ............ $562,275 $9,804,733 $(10,290,225) $— $— $76,783 76,783 $7,667
Total Affiliated Securities ... $562,275 $9,804,733 $(10,290,225) $— $— $76,783 $7,667
Franklin Low Duration Total Return Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.593% ............ $49,372,645 $460,523,054 $(438,848,785) $— $— $71,046,914 71,046,914 $1,458,048
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.593% ............ $2,574,000 $1,373,000 $(3,947,000) $— $— $— — $5,729
Total Affiliated Securities ... $51,946,645 $461,896,054 $(442,795,785) $— $— $71,046,914 $1,463,777
Franklin Low Duration U.S. Government Securities Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.593% ............ $18,214,577 $76,379,781 $(65,297,891) $— $— $29,296,467 29,296,467 $377,948
Total Affiliated Securities ... $18,214,577 $76,379,781 $(65,297,891) $— $— $29,296,467 $377,948
Franklin Managed Income Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.593% ............ $5,072,858 $376,699,952 $(330,904,279) $— $— $50,868,531 50,868,531 $522,245
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

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g. Waiver and Expense Reimbursements
FT Institutional has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Long Duration Credit Fund so that the operating expenses (excluding interest expense, distribution fees and acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) of the Fund do not exceed 0.33% and for Class R6 do not exceed 0.30% based on the average net assets of each class until February 28, 2027. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Low Duration Total Return Fund so that the operating expenses (excluding interest expense, distribution fees and acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.44% and for Class R6 do not exceed 0.30% based on the average net assets of each class until February 28, 2027. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Managed Income Fund (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.593% ............ $2,731,000 $9,073,000 $(11,804,000) $— $— $— — $6,414
Total Affiliated Securities ... $7,803,858 $385,772,952 $(342,708,279) $— $— $50,868,531 $528,659
Franklin Total Return Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.593% ............ $49,990,332 $402,863,072 $(416,459,229) $— $— $36,394,175 36,394,175 $1,097,750
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.593% ............ $— $2,617,000 $(2,617,000) $— $— $— — $3,060
Total Affiliated Securities ... $49,990,332 $405,480,072 $(419,076,229) $— $— $36,394,175 $1,100,810
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Low Duration U.S. Government Securities Fund so that the operating expenses (excluding interest expense, distribution fees and acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.58%
based on the average net assets of each class until February 28, 2027. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Advisers has contractually agreed in advance to waive or limit its respective fees and to assume as its own expense certain expenses otherwise payable by Franklin Managed Income Fund so that the operating expenses (excluding interest expense, distribution fees, and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund does not exceed 0.68% based on the average net assets of each class until February 28, 2027. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Total Return Fund so that the operating expenses (excluding interest expense, distribution fees and acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.47% and for Class R6 do not exceed 0.37% based on the average net assets of each class until February 28, 2027. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Transfer agent fees on Class R6 shares of Franklin Convertible Securities Fund, Franklin Equity Income Fund, Franklin
Floating Rate Daily Access Fund, Franklin Long Duration Credit Fund, Franklin Low Duration U.S. Government Securities
Fund and Franklin Managed Income Fund have been capped so that transfer agent fees for that class do not exceed 0.03%
based on the average net assets of the class until February 28, 2027.
h. Other Affiliated Transactions
At April 30, 2026, Templeton International Inc. owned 40.1% of Franklin Long Duration Credit Fund's outstanding shares.
Investment activities of this shareholder could have a material impact on the Fund.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At October 31, 2025, the capital loss carryforwards were as follows:
Franklin
Floating Rate
Daily Access
Fund
Franklin Low
Duration Total
Return Fund
Franklin Low
Duration U.S.
Government
Securities Fund
1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 34,516,313 $ 100,030,941 $ 26,887,075
Long term ............................. 548,346,478 255,775,185 139,125,494
Total capital loss carryforwards ............ $582,862,791 $355,806,126 $166,012,569
3. Transactions with Affiliates
(continued)
g. Waiver and Expense Reimbursements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
At April 30, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, paydown losses, bond discounts and premiums, derivative financial instruments, corporate actions, equity-linked securities and convertible securities.
Franklin Total
Return Fund
1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 221,549,251
Long term ............................. 495,371,484
Total capital loss carryforwards ............ $716,920,735
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Floating Rate
Daily Access
Fund
a a a a
Cost of investments ....................... $2,521,781,243 $3,348,815,540 $1,257,884,392
Unrealized appreciation ..................... $517,699,640 $1,564,995,255 $5,786,293
Unrealized depreciation ..................... (90,004,247) (81,266,591) (80,741,824)
Net unrealized appreciation (depreciation) ....... $427,695,393 $1,483,728,664 $(74,955,531)
Franklin Long
Duration Credit
Fund
Franklin Low
Duration Total
Return Fund
Franklin Low
Duration U.S.
Government
Securities Fund
a a a a
Cost of investments ....................... $61,328,118 $1,891,921,925 $398,653,359
Unrealized appreciation ..................... $1,055,123 $13,123,588 $1,490,000
Unrealized depreciation ..................... (978,315) (32,734,030) (4,336,467)
Net unrealized appreciation (depreciation) ....... $76,808 $(19,610,442) $(2,846,467)
Franklin
Managed
Income Fund
Franklin Total
Return Fund
a a a
Cost of investments ....................... $2,919,870,920 $3,593,434,565
Unrealized appreciation ..................... $570,204,357 $37,836,429
Unrealized depreciation ..................... (38,849,440) (152,139,639)
Net unrealized appreciation (depreciation) ....... $531,354,917 $(114,303,210)
4. Income Taxes
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

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5. Investment Transactions
Purchases and sales of investments (excluding short term securities and in-kind transactions) for the period ended April 30,
2026, were as follows:
6. Credit Risk and Defaulted Securities
At April 30, 2026, certain or all Funds had a portion of their portfolio invested in high yield or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
Certain or all Funds held defaulted securities and/or other securities for which the income has been deemed uncollectible. At
April 30, 2026, the aggregate value of these securities for Franklin Low Duration Total Return Fund and Franklin Total Return
Fund represents less than 0.1%, respectively, of each Fund's net assets. The Funds discontinue accruing income on securities for which income has been deemed uncollectible and provide an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedules of Investments.
7. Concentration of Risk
Certain investments in Chinese companies are made through a special structure known as a VIE. In a VIE structure, foreign investors, such as Franklin Convertible Securities Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the
VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Floating Rate
Daily Access
Fund
Purchases .............................. $161,131,557 $1,067,589,461 $166,658,737
Sales .................................. $364,344,197 $1,066,877,611
a
$349,154,067
Franklin Long
Duration Credit
Fund
Franklin Low
Duration Total
Return Fund
Franklin Low
Duration U.S.
Government
Securities Fund
Purchases .............................. $18,745,782 $617,661,555 $70,099,063
Sales .................................. $16,745,813 $694,091,208 $60,499,740
Franklin
Managed
Income Fund
Franklin Total
Return Fund
Purchases .............................. $468,279,865 $5,439,943,424
Sales .................................. $548,343,596 $5,361,370,740
a
Sales of investments excludes in-kind transactions of $89,050,450.
Franklin
Convertible
Securities
Fund
Franklin
Floating Rate
Daily Access
Fund
Franklin Low
Duration Total
Return Fund
Franklin Total
Return Fund
Credit risk ..................................... 62.2% 87.8% 7.6% 9.2%

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under
Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the Fund's returns and net asset value.
8. Restricted Securities
Certain or all Funds invest in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Funds may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At April 30, 2026, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
9. Unfunded Loan Commitments
Certain or all Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statements of
Assets and Liabilities and the Statements of Operations. Funded portions of credit agreements are presented in the Schedules of Investments.
At April 30, 2026, unfunded commitments were as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Floating Rate Daily Access Fund
26,267 RoTech Medical Corp ......................... 4/15/26 $ — $ 157,602
Total Restricted Securities (Value is 0.0%
†
of Net Assets) .............. $— $157,602
†
Rounds to less than 0.1% of net assets.
Borrower Unfunded Commitment
Franklin Floating Rate Daily Access Fund
Azuria Water Solutions, Inc. $ 510,836
First Eagle Holdings, Inc. 853,964
Signia Aerospace LLC 126,506
US Fertility Enterprises LLC 486,842
$ 1,978,148
7. Concentration of Risk
(continued)

Franklin Investors Securities Trust
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10. Other Derivative Information
At April 30, 2026, investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Low Duration Total Return Fund
Interest rate contracts .......
Variation margin on futures
contracts
$ 1,192,395
a
Variation margin on futures
contracts
$ 5,016,459
a
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
2,273 Unrealized depreciation on OTC
forward exchange contracts
—
Credit contracts ............
Investments in securities, at value — Options written, at value 8,054
Variation margin on centrally
cleared swap contracts
1,355,686
a
Variation margin on centrally
cleared swap contracts
242,892
a
OTC swap contracts (upfront
payments)
127,113 OTC swap contracts (upfront
receipts)
866,197
Unrealized appreciation on OTC
swap contracts
620,789 Unrealized depreciation on OTC
swap contracts
62,315
Total .................... $3,298,256 $6,195,917
Franklin Low Duration U.S. Government Securities Fund
Interest rate contracts .......
Variation margin on futures
contracts
193,178
a
Variation margin on futures
contracts
979,716
a
Total .................... $193,178 $979,716
Franklin Total Return Fund
Interest rate contracts .......
Investments in securities, at value 1,718,894
b
Options written, at value 1,738,003
Variation margin on futures
contracts
3,575,159
a
Variation margin on futures
contracts
3,011,147
a
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
3,628 Unrealized depreciation on OTC
forward exchange contracts
49,651
Credit contracts ............
Variation margin on centrally
cleared swap contracts
2,343,846
a
Variation margin on centrally
cleared swap contracts
747,116
a
OTC swap contracts (upfront
payments)
390,583 OTC swap contracts (upfront
receipts)
2,066,015
Unrealized appreciation on OTC
swap contracts
1,750,524 Unrealized depreciation on OTC
swap contracts
144,517
Total .................... $9,782,634 $7,756,449
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts and centrally cleared swap contracts as reported in the Schedules of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
b
Purchased option contracts are included in investments in securities, at value in the Statements of Assets and Liabilities.

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
For the period ended April 30, 2026 , the effect of derivative contracts in the Statements of Operations was as follows:
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Franklin Low Duration Total Return Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts $(986,499) Futures contracts $(2,899,157)
Swap contracts (1,178) Swap contracts —
Foreign exchange contracts .....
Investments (445,096)
a
Investments —
Written options 175,652 Written options —
Forward exchange contracts 205 Forward exchange contracts 2,273
Credit contracts ...............
Investments (102,865)
a
Investments (28,064)
a
Written options 180,872 Written options 29,952
Swap contracts (10,823) Swap contracts 833,717
Total ....................... $(1,189,732) $(2,061,279)
Franklin Low Duration U.S. Government Securities Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts (225,899) Futures contracts (561,688)
Total ....................... $(225,899) $(561,688)
Franklin Total Return Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Investments (1,872,310)
a
Investments 119,601
a
Written options — Written options (114,117)
Futures contracts (1,562,328) Futures contracts 891,524
Swap contracts 1,921,962 Swap contracts (1,200,826)
Foreign exchange contracts .....
Investments (1,595,287)
a
Investments —
Written options 629,562 Written options —
Forward exchange contracts 21,051 Forward exchange contracts (75,754)
Credit contracts ...............
Investments (3,967,838)
a
Investments 1,229,293
a
Written options 2,358,213 Written options (815,369)
Swap contracts 1,039,880 Swap contracts 234,013
Total ....................... $(3,027,095) $268,365
10. Other Derivative Information
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
For the period ended April 30, 2026 , the average month end notional amount of futures contracts, swap contracts and options, and the average month end contract value for forward exchange contracts, were as follows:
At April 30, 2026, certain or all Funds with significant OTC derivative assets and liabilities are as follows:
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the
Statements of Operations.
Franklin Low
Duration Total
Return Fund
Franklin Low
Duration U.S.
Government
Securities Fund
Franklin Total
Return Fund
Futures contracts .......................................... $692,647,462 $113,756,165 $518,399,325
Swap contracts ............................................ 168,145,393 — 221,483,589
Forward exchange contracts .................................. 2,806,304 — 8,420,183
Options .................................................. 54,549,389 — 433,451,202
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Franklin Low Duration Total Return Fund
Forward Exchange Contracts ............................. $ 2,273 $ —
Options Written ....................................... — 8,054
Swap Contracts ....................................... 747,902 928,512
Total ............................................. $750,175 $936,566
Franklin Total Return Fund
Forward Exchange Contracts ............................. 3,628 49,651
Options Purchased .................................... 1,718,894 —
Options Written ....................................... — 1,738,003
Swap Contracts ....................................... 2,141,107 2,210,532
Total ............................................. $3,863,629 $3,998,186
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.
10. Other Derivative Information
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
At April 30, 2026, OTC derivative assets, which may be offset against OTC derivative liabilities and collateral received from the counterparty, are as follows:
At April 30, 2026, OTC derivative liabilities, which may be offset against OTC derivative assets and collateral pledged to the counterparty, are as follows:
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
a,b
Cash
Collateral
Received
Net Amount
(Not less
than zero)
Franklin Low Duration Total Return Fund
Counterparty
CITI ..................... $ 323,059 $ (323,059) $ — $ — $ —
GSCO ................... — — — — —
JPHQ ................... 427,116 — (427,116) — —
Total ................... $750,175 $(323,059) $(427,116) $— $—
Franklin Total Return Fund
Counterparty
BOFA .................... 1,167,031 (1,167,031) — — —
CITI ..................... 1,387,544 (1,387,544) — — —
JPHQ ................... 1,309,054 (49,651) (1,259,403) — —
Total ................... $3,863,629 $(2,604,226) $(1,259,403) $— $—
2
a
At April 30, 2026, the Fund received U.S Treasury Bonds and Notes as collateral for derivatives.
b
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
Cash
Collateral
Pledged
a
Net Amount
(Not less
than zero)
Franklin Low Duration Total Return Fund
Counterparty
CITI ..................... $ 928,512 $ (323,059) $ — $ (605,453) $ —
GSCO ................... 8,054 — — — 8,054
JPHQ ................... — — — — —
Total ................... $936,566 $(323,059) $— $(605,453) $8,054
10. Other Derivative Information
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
See Note 1(d)  regarding derivative financial instruments.
See Abbreviations on page 237.
11. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended April 30, 2026, investments in “affiliated companies” were as follows:
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
Cash
Collateral
Pledged
a
Net Amount
(Not less
than zero)
Franklin Total Return Fund
Counterparty
BOFA .................... $ 1,196,977 $ (1,167,031) $ — $ — $ 29,946
CITI ..................... 2,751,558 (1,387,544) — (1,364,014) —
JPHQ ................... 49,651 (49,651) — — —
Total ................... $3,998,186 $(2,604,226) $— $(1,364,014) $29,946
a
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Warrants
Held at End
of Period
Investment
Income
Franklin Floating Rate Daily Access Fund
Non-Controlled Affiliates
Dividends
UTEX Industries, Inc. ... $ 13,563,095 $ — $ — $ — $ —
a
$ —
a
—
a
$ 480,841
UTEX Industries, Inc.,
2/20/49 ........... — — — — — —
b
— —
Total Affiliated Securities
(Value at End of Period
is —% of Net Assets) . $13,563,095 $— $— $— $— $— $480,841
a
As of April 30, 2026, no longer an affiliate.
b
As of April 30, 2026, no longer held by the fund.
10. Other Derivative Information
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
12. Upcoming Reorganization
On May 19, 2026, the Board for Franklin Total Return Fund approved a proposal to reorganize Franklin Total Return Fund with and into Franklin Core Plus Bond. Upon completion of the reorganization on or about October 2, 2026, assets in Franklin Total
Return Fund will be transferred into Franklin Core Plus Bond Fund.
13. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds may, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the period ended April 30, 2026, the Funds did not use the Global Credit Facility.
14. Redemption In-Kind
During the period ended April 30, 2026, Franklin Equity Income Fund realized $62,736,902 of net gains resulting from non-pro rata redemptions in-kind in which shareholders redeemed fund shares for cash and selected portfolio securities held by the
Fund, whereby portfolio securities selected by the investment manager were distributed to the redeeming shareholders of the
Fund. As such gains are not taxable to the Fund and are not distributed to remaining shareholders, they are reclassified from accumulated net realized gain to paid-in capital.
15. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)

Franklin Investors Securities Trust
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Semiannual Report
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of April 30, 2026, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Convertible Securities Fund
Assets:
Investments in Securities:
a
Convertible Preferred Stocks ................ $ 641,536,611 $ — $ — $ 641,536,611
Convertible Bonds ....................... — 2,178,652,755 — 2,178,652,755
Corporate Bonds ........................ — 5,157,578 — 5,157,578
Short Term Investments ................... 124,129,692 — — 124,129,692
Total Investments in Securities ........... $765,666,303 $2,183,810,333 $— $2,949,476,636
Franklin Equity Income Fund
Assets:
Investments in Securities:
a
Common Stocks ......................... 3,902,540,192 — — 3,902,540,192
Equity-Linked Securities ................... — 448,059,215 — 448,059,215
Convertible Preferred Stocks ................ 375,862,485 — — 375,862,485
Short Term Investments ................... 106,082,312 — — 106,082,312
Total Investments in Securities ........... $4,384,484,989 $448,059,215 $— $4,832,544,204
Franklin Floating Rate Daily Access Fund
Assets:
Investments in Securities:
a
Common Stocks ......................... — — 11,646,863 11,646,863
Management Investment Companies ......... 12,621,097 — — 12,621,097
Corporate Bonds ........................ — 73,375,702 — 73,375,702
Senior Floating Rate Interests ............... — 1,006,476,810 — 1,006,476,810
Escrows and Litigation Trusts ............... — — —
b
—
Short Term Investments ................... 78,808,389 — — 78,808,389
Total Investments in Securities ........... $91,429,486 $1,079,852,512 $11,646,863 $1,182,928,861
Other Financial Instruments:
Unfunded Loan Commitments .............. $— $8,198 $— $8,198
Total Other Financial Instruments ......... $— $8,198 $— $8,198
– – – –
Liabilities:
Other Financial Instruments:
Unfunded Loan Commitments ............... $— $948 $— $948
Total Other Financial Instruments ......... $— $948 $— $948
Franklin Long Duration Credit Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ $ — $ 55,434,019 $ — $ 55,434,019
Foreign Government and Agency Securities .... — 2,893,996 — 2,893,996
U.S. Government and Agency Securities ....... — 759,146 — 759,146
Municipal Bonds ......................... — 2,240,982 — 2,240,982
Short Term Investments ................... 76,783 — — 76,783
Total Investments in Securities ........... $76,783 $61,328,143 $— $61,404,926
Franklin Low Duration Total Return Fund
Assets:
Investments in Securities:
a
Common Stocks ......................... — — 405,690 405,690
Corporate Bonds :
Aerospace & Defense ................... — 20,278,393 — 20,278,393
Automobiles .......................... — 9,288,495 — 9,288,495
15. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Level 1 Level 2 Level 3 Total
Franklin Low Duration Total Return Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Corporate Bonds: (continued)
Banks ............................... $ — $ 160,442,540 $ — $ 160,442,540
Beverages ........................... — 6,853,477 — 6,853,477
Biotechnology ......................... — 1,594,665 — 1,594,665
Broadline Retail ....................... — 3,020,918 —
b
3,020,918
Building Products ...................... — 8,555,814 — 8,555,814
Capital Markets ........................ — 33,759,113 — 33,759,113
Chemicals ........................... — 3,370,806 — 3,370,806
Commercial Services & Supplies ........... — 1,097,164 — 1,097,164
Communications Equipment .............. — 3,125,967 — 3,125,967
Consumer Finance ..................... — 46,270,039 — 46,270,039
Consumer Staples Distribution & Retail ...... — 1,174,536 — 1,174,536
Containers & Packaging ................. — 1,569,661 — 1,569,661
Diversified REITs ...................... — 5,545,800 — 5,545,800
Diversified Telecommunication Services ..... — 3,348,872 — 3,348,872
Electric Utilities ........................ — 13,304,511 — 13,304,511
Electrical Equipment .................... — 2,692,529 — 2,692,529
Electronic Equipment, Instruments &
Components ........................ — 1,384,073 — 1,384,073
Energy Equipment & Services ............. — 1,417,685 — 1,417,685
Entertainment ......................... — 4,398,368 — 4,398,368
Financial Services ...................... — 7,660,082 — 7,660,082
Food Products ........................ — 12,759,720 — 12,759,720
Ground Transportation .................. — 11,743,192 — 11,743,192
Health Care Equipment & Supplies ......... — 19,824,666 — 19,824,666
Health Care Providers & Services .......... — 24,876,272 — 24,876,272
Health Care REITs ..................... — 975,626 — 975,626
Health Care Technology ................. — 3,425,139 — 3,425,139
Hotel & Resort REITs ................... — 1,182,072 — 1,182,072
Hotels, Restaurants & Leisure ............. — 13,100,440 — 13,100,440
Household Durables .................... — 8,800,777 — 8,800,777
Independent Power and Renewable Electricity
Producers .......................... — 3,960,713 — 3,960,713
Insurance ............................ — 59,166,462 — 59,166,462
Interactive Media & Services .............. — 9,617,850 — 9,617,850
Leisure Products ....................... — 3,970,488 — 3,970,488
Life Sciences Tools & Services ............ — 2,493,473 — 2,493,473
Machinery ............................ — 1,800,491 — 1,800,491
Media ............................... — 5,136,747 — 5,136,747
Metals & Mining ....................... — 5,417,790 — 5,417,790
Mortgage Real Estate Investment Trusts
(REITs) ............................ — 600,163 — 600,163
Multi-Utilities .......................... — 8,684,088 — 8,684,088
Oil, Gas & Consumable Fuels ............. — 26,492,074 — 26,492,074
Paper & Forest Products ................. — 2,678,259 — 2,678,259
Passenger Airlines ..................... — 1,104,288 — 1,104,288
Personal Care Products ................. — 7,637,386 — 7,637,386
Pharmaceuticals ....................... — 19,089,467 — 19,089,467
Semiconductors & Semiconductor Equipment . — 6,124,074 — 6,124,074
Software ............................. — 9,953,751 — 9,953,751
Specialized REITs ...................... — 15,256,694 — 15,256,694
Specialty Retail ........................ — 9,208,971 — 9,208,971
Tobacco ............................. — 10,357,930 — 10,357,930
Trading Companies & Distributors .......... — 6,384,386 — 6,384,386
Wireless Telecommunication Services ....... — 7,412,971 — 7,412,971
15. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

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Level 1 Level 2 Level 3 Total
Franklin Low Duration Total Return Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Corporate Bonds: (continued)
Senior Floating Rate Interests ............... $ — $ 42,547,699 $ — $ 42,547,699
Marketplace Loans ....................... — — 2,284,551 2,284,551
Foreign Government and Agency Securities .... — 42,705,455 — 42,705,455
U.S. Government and Agency Securities ....... — 359,721,836 — 359,721,836
Asset-Backed Securities ................... — 303,642,539 — 303,642,539
Commercial Mortgage-Backed Securities ...... — 89,803,386 — 89,803,386
Mortgage-Backed Securities ................ — 18,756,244 — 18,756,244
Residential Mortgage-Backed Securities ....... — 139,157,070 — 139,157,070
Agency Commercial Mortgage-Backed Securities — 136,786,649 — 136,786,649
Municipal Bonds ......................... — 5,678,047 — 5,678,047
Escrows and Litigation Trusts ............... — 9,595 960
b
10,555
Short Term Investments ................... 71,046,914 — — 71,046,914
Total Investments in Securities ........... $71,046,914 $1,798,198,448 $2,691,201 $1,871,936,563
Other Financial Instruments:
Forward Exchange Contracts ............... $— $2,273 $— $2,273
Futures Contracts ....................... 1,192,395 — — 1,192,395
Swap Contracts ......................... — 1,976,475 — 1,976,475
Total Other Financial Instruments ......... $1,192,395 $1,978,748 $— $3,171,143
– – – –
Liabilities:
Other Financial Instruments:
Options Written .......................... $— $8,054 $— $8,054
Futures Contracts ........................ 5,016,459 — — 5,016,459
Swap Contracts ......................... — 305,207 — 305,207
Total Other Financial Instruments ......... $5,016,459 $313,261 $— $5,329,720
Franklin Low Duration U.S. Government Securities Fund
Assets:
Investments in Securities:
a
U.S. Government and Agency Securities ....... $ — $ 116,181,523 $ — $ 116,181,523
Mortgage-Backed Securities ................ — 174,548,293 — 174,548,293
Agency Commercial Mortgage-Backed Securities — 76,567,147 — 76,567,147
Short Term Investments ................... 29,296,467 — — 29,296,467
Total Investments in Securities ........... $29,296,467 $367,296,963 $— $396,593,430
Other Financial Instruments:
Futures Contracts ....................... $193,178 $— $— $193,178
Total Other Financial Instruments ......... $193,178 $— $— $193,178
– – – –
Liabilities:
Other Financial Instruments:
Futures Contracts ........................ $979,716 $— $— $979,716
Total Other Financial Instruments ......... $979,716 $— $— $979,716
Franklin Managed Income Fund
Assets:
Investments in Securities:
a
Common Stocks ......................... $ 1,390,347,938 $ — $ — $ 1,390,347,938
Equity-Linked Securities ................... — 307,931,480 — 307,931,480
Convertible Preferred Stocks ................ 112,574,700 — — 112,574,700
Corporate Bonds ........................ — 1,032,869,394 — 1,032,869,394
U.S. Government and Agency Securities ....... — 121,265,609 — 121,265,609
Asset-Backed Securities ................... — 3,168,957 — 3,168,957
Mortgage-Backed Securities ................ — 432,199,228 — 432,199,228
15. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Level 1 Level 2 Level 3 Total
Franklin Managed Income Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Short Term Investments ................... $ 50,868,531 $ — $ — $ 50,868,531
Total Investments in Securities ........... $1,553,791,169 $1,897,434,668 $— $3,451,225,837
Franklin Total Return Fund
Assets:
Investments in Securities:
a
Common Stocks :
Energy Equipment & Services ............. 248,322 — — 248,322
Machinery ............................ — — 212,912 212,912
Preferred Stocks ......................... 2,733,270 — — 2,733,270
Corporate Bonds :
Aerospace & Defense ................... — 39,149,800 — 39,149,800
Automobile Components ................. — 2,006,794 — 2,006,794
Automobiles .......................... — 6,623,590 — 6,623,590
Banks ............................... — 206,847,035 — 206,847,035
Beverages ........................... — 1,432,205 — 1,432,205
Biotechnology ......................... — 41,017,523 — 41,017,523
Broadline Retail ....................... — 7,390,468 —
b
7,390,468
Building Products ...................... — 8,303,314 — 8,303,314
Capital Markets ........................ — 85,258,982 — 85,258,982
Chemicals ........................... — 6,691,390 — 6,691,390
Commercial Services & Supplies ........... — 14,045,755 — 14,045,755
Communications Equipment .............. — 15,322,759 — 15,322,759
Consumer Finance ..................... — 32,400,603 — 32,400,603
Consumer Staples Distribution & Retail ...... — 12,862,288 — 12,862,288
Containers & Packaging ................. — 6,664,199 — 6,664,199
Diversified REITs ...................... — 8,976,257 — 8,976,257
Diversified Telecommunication Services ..... — 66,052,075 — 66,052,075
Electric Utilities ........................ — 110,568,086 — 110,568,086
Electrical Equipment .................... — 5,107,587 — 5,107,587
Electronic Equipment, Instruments &
Components ........................ — 13,686,976 — 13,686,976
Energy Equipment & Services ............. — 7,979,388 — 7,979,388
Entertainment ......................... — 3,597,343 — 3,597,343
Financial Services ...................... — 28,090,110 — 28,090,110
Food Products ........................ — 35,902,212 — 35,902,212
Ground Transportation .................. — 9,056,917 — 9,056,917
Health Care Equipment & Supplies ......... — 9,219,694 — 9,219,694
Health Care Providers & Services .......... — 74,728,217 — 74,728,217
Health Care REITs ..................... — 8,681,873 — 8,681,873
Health Care Technology ................. — 6,502,352 — 6,502,352
Hotel & Resort REITs ................... — 6,057,748 — 6,057,748
Hotels, Restaurants & Leisure ............. — 14,301,020 — 14,301,020
Household Durables .................... — 9,729,617 — 9,729,617
Independent Power and Renewable Electricity
Producers .......................... — 21,968,989 — 21,968,989
Insurance ............................ — 69,158,762 — 69,158,762
Interactive Media & Services .............. — 3,206,655 — 3,206,655
IT Services ........................... — 3,564,773 — 3,564,773
Life Sciences Tools & Services ............ — 3,104,787 — 3,104,787
Machinery ............................ — 4,503,443 — 4,503,443
Media ............................... — 25,793,422 — 25,793,422
Metals & Mining ....................... — 27,694,739 — 27,694,739
Multi-Utilities .......................... — 18,590,535 — 18,590,535
Oil, Gas & Consumable Fuels ............. — 125,330,109 — 125,330,109
15. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Level 1 Level 2 Level 3 Total
Franklin Total Return Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Corporate Bonds: (continued)
Paper & Forest Products ................. $ — $ 2,146,297 $ — $ 2,146,297
Passenger Airlines ..................... — 5,422,098 — 5,422,098
Personal Care Products ................. — 14,030,029 — 14,030,029
Pharmaceuticals ....................... — 41,327,374 — 41,327,374
Residential REITs ...................... — 3,254,814 — 3,254,814
Semiconductors & Semiconductor Equipment . — 22,694,330 — 22,694,330
Software ............................. — 25,048,100 — 25,048,100
Specialized REITs ...................... — 23,015,897 — 23,015,897
Technology Hardware, Storage & Peripherals . — 9,404,479 — 9,404,479
Textiles, Apparel & Luxury Goods .......... — 2,256,444 — 2,256,444
Tobacco ............................. — 16,836,039 — 16,836,039
Trading Companies & Distributors .......... — 10,777,960 — 10,777,960
Wireless Telecommunication Services ....... — 24,151,167 — 24,151,167
Senior Floating Rate Interests ............... — 90,528,499 — 90,528,499
Marketplace Loans ....................... — — 1,599,493 1,599,493
Foreign Government and Agency Securities .... — 80,522,360 — 80,522,360
U.S. Government and Agency Securities ....... — 258,150,048 — 258,150,048
Asset-Backed Securities ................... — 312,274,279 — 312,274,279
Commercial Mortgage-Backed Securities ...... — 170,352,635 — 170,352,635
Mortgage-Backed Securities ................ — 866,419,712 — 866,419,712
Residential Mortgage-Backed Securities ....... — 89,537,686 — 89,537,686
Agency Commercial Mortgage-Backed Securities — 105,771,395 — 105,771,395
Municipal Bonds ......................... — 51,143,689 — 51,143,689
Escrows and Litigation Trusts ............... — 15,150 2,241
b
17,391
Options Purchased ....................... — 1,718,894 — 1,718,894
Short Term Investments ................... 36,394,175 — — 36,394,175
Total Investments in Securities ........... $39,375,767 $3,433,969,766 $1,814,646 $3,475,160,179
Other Financial Instruments:
Forward Exchange Contracts ............... $— $3,628 $— $3,628
Futures Contracts ....................... 3,575,159 — — 3,575,159
Swap Contracts ......................... — 4,094,370 — 4,094,370
Total Other Financial Instruments ......... $3,575,159 $4,097,998 $— $7,673,157
– – – –
Liabilities:
Other Financial Instruments:
Options Written .......................... $— $1,738,003 $— $1,738,003
Forward Exchange Contracts ............... — 49,651 — 49,651
Futures Contracts ........................ 3,011,147 — — 3,011,147
Swap Contracts ......................... — 891,633 — 891,633
Total Other Financial Instruments ......... $3,011,147 $2,679,287 $— $5,690,434
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
15. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the  period . At April 30, 2026 , the reconciliation is as follows:
16. Operating Segments
Each Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the Fund within the Funds' investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating each Fund's operating results and allocating resources in accordance with each Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related notes to the financial statements. The Schedules of
Investments provides details of the Funds' investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
17. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that in addition to those events previously disclosed, the following subsequent event requires disclosure:
The Board approved a new class of shares for Franklin Long Duration Credit Fund, Advisor Class. The change will become effective on or about June 10, 2026.
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Floating Rate Daily Access Fund
Assets:
Investments in Securities:
Common Stocks :
Health Care Providers &
Services ........ $ — $ —
c
$ — $ — $ — $ — $ — $ 157,602 $ 157,602 $ 157,602
Machinery ......... 13,563,095 — — — — — — (2,073,834) 11,489,261 (2,073,834)
Warrants :
Machinery ......... —
c
— —
c
— — — — — — —
Senior Floating Rate
Interests :
Containers & Packaging 682,367 41,557 (811,914) — — 15,967 42,800 29,223 — —
Escrows and Litigation
Trusts : 84,123 —
c
(138,708) — — — 138,708 (84,123) —
c
—
Total Investments in
Securities ............ $14,329,585 $41,557 $(950,622) $— $— $15,967 $181,508 $(1,971,132) $11,646,863 $(1,916,232)
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Includes financial instruments determined to have no value.
15. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Abbreviations
Counterparty
BOFA
Bank of America NA
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
JPHQ
JPMorgan Chase Bank NA
Cu r rency
EUR
Euro
USD
United States Dollar
Index
CDX.NA.HY.
Series number
CDX North America High Yield Index
CDX.NA.IG.
Series number
CDX North America Investment Grade Index
Selected Portfolio
ADR
American Depositary Receipt
CLO
Collateralized Loan Obligation
CME
Chicago Mercantile Exchange
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
COFI
Cost of Funds Index
ETF
Exchange-Traded Fund
FFCB
Federal Farm Credit Banks Funding Corp.
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
H15BDI
U.S. Treasury Bill Auction High Discount Rate
IBOR
Interbank Offered Rate
IO
Interest Only
MBS
Mortgage-Backed Security
NATL
National Reinsurance Corp.
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
REMIC
Real Estate Mortgage Investment Conduit
SOFR
Secured Overnight Financing Rate
STACR
Structured Agency Credit Risk
T-Note
Treasury Note

Franklin Investors Securities Trust

franklintempleton.com
Semiannual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Funds’ investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

FIST-SFSOI 06/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff's comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations "principal executive officer" and "principal financial officer" in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory's actual title with respect to the Funds alongside the required designation.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin Investors Securities Trust

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer - Finance and Administration

Date:	June 29, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer - Finance and Administration

Date:	June 29, 2026

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	June 29, 2026